---------------------------------------
                                             OMB APPROVAL
                                             OMB Number: 3235-0570
                                             Expires: November 30, 2005
                                             Estimated average burden
                                             hours per response. . . . . . . 5.0
                                         ---------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5669
                                   ---------------------------------------------

     Fifth Third Funds
--------------------------------------------------------------------------------
                              (Exact name of registrant as specified in charter)

     3435 Stelzer Road, Columbus, OH                                    43219
--------------------------------------------------------------------------------
     (Address of principal executive offices)                         (Zip code)

     BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000
                                                    ----------------------------

Date of fiscal year end:   07/31/03
                           -----------------------

Date of reporting period:  07/31/03
                           -----------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).




                  FIFTH THIRD FUNDS LOGO

                  STOCK AND BOND MUTUAL FUNDS
                  ANNUAL REPORT TO SHAREHOLDERS




                  -------------
                  JULY 31, 2003

                      NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS AND ANNUAL REPORTS

In order to reduce expenses of the Fifth Third Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at 1-800-282-5706.







This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

Fifth Third Asset Management Inc. serves as Investment Advisor to the Funds and receives a fee for their services.

The Fifth Third Funds are distributed by Fifth Third Funds Distributor, Inc.

FIFTH THIRD FUNDS, LIKE ALL MUTUAL FUNDS:
O ARE NOT FDIC INSURED
O HAVE NO BANK GUARANTEE
O MAY LOSE VALUE

TABLE OF CONTENTS

Economic Outlook and
   Commentary Section .................       1
Management Discussion
   of Fund Performance
Small Cap Growth Fund .................       4
Mid Cap Growth Fund ...................       6
Large Cap Opportunity Fund ............       8
Quality Growth Fund ...................      10
Large Cap Core Fund ...................      12
Equity Index Fund .....................      14
Balanced Fund .........................      16
Micro Cap Value Fund ..................      18
Small Cap Value Fund ..................      20
Multi Cap Value Fund ..................      22
Disciplined Large
   Cap Value Fund .....................      24
Fifth Third LifeModel
   Aggressive FundSM ..................      26
Fifth Third LifeModel Moderately
   Aggressive Fund SM .................      28
Fifth Third LifeModel
   Moderate Fund SM ...................      30
Fifth Third LifeModel Moderately
   Conservative Fund SM ...............      32
Fifth Third LifeModel
   Conservative Fund SM ...............      34
Strategic Income Fund .................      36
Technology Fund .......................      38
Worldwide Fund ........................      40
International Equity Fund .............      42
International GDP Fund ................      44
Bond Fund .............................      46
Intermediate Bond Fund ................      48
Short Term Bond Fund ..................      50
U.S. Government Bond Fund .............      52
Municipal Bond Fund ...................      54
Intermediate Municipal
   Bond Fund ..........................      56
Ohio Municipal Bond Fund ..............      58
Michigan Municipal Bond Fund                 60

Glossary of Terms .....................      62

Schedules of Portfolio
   Investments ........................      65

Notes to Schedules
   of Portfolio Investments ...........     120

Statements of Assets
   and Liabilities ....................     126

Statements of
   Operations .........................     131

Statements of Changes
   in Net Assets ......................     136

Notes to Financial
   Statements .........................     152

Financial Highlights ..................     168

Notes to Financial
   Highlights .........................     192

Report of Independent
   Auditors ...........................     194

Supplemental Information ..............     195

                                                              OUR MESSAGE TO YOU
 FIFTH THIRD FUNDS LOGO

A TALE OF TWO MARKETS...

The fiscal year starting August 1, 2002 began with corporate scandal, concerns about a lingering recession, increasing tensions with Iraq, falling consumer confidence, plunging interest rates and a declining stock market. Stocks--as measured by the S&P 500 Index1--fell 28% during the fiscal period ended July 31, 2002.

Almost all of those elements have changed during the past year. Stocks are higher, bond yields are roughly unchanged from a year ago, consumer confidence and economic activity is increasing, and Saddam Hussein is on the run.

Over the past 12-months ended July 31, 2003, the stock market (as measured by the S&P 500 Index) experienced two lows in price--one on October 9, 2002 at
776.76 and another on March 11, 2003 at 800.73. The October low was slightly lower, but both were equally nerve-wracking to investors. From mid-March, 2003 to the end of the recent fiscal year on July 31, the S&P 500 Index rose 23%, leaving the benchmark index with a return of 10.64% for the fiscal year ended July 31, 2003.

Bond investors also experienced heightened volatility during the fiscal year. Bond yields moved to 45-year lows in mid-June, 2003. Since that time, however, bond yields (as measured by the 10-year Treasury Note) have rebounded to show almost no change for the 12-months through July 2003. The yield on the 10-year Treasury started the fiscal year at 4.46% and ended the fiscal year at 4.41%. The main bond benchmark index--the Lehman Brothers Aggregate Bond Index1--returned 5.42% over the recent 12-month period.

U.S. economic activity, geopolitical events, investors' renewed sense of trust and tax cuts all had a hand in bringing the stock market back to positive returns for the fiscal year, and bringing bond yields back from multi-generational lows in yield. A very potent mix of fiscal stimulus (via tax cuts) and monetary stimulus (via growth in the money supply) currently supports increased economic activity. This in turn is pushing corporate profits and bond yields higher.

DISCIPLINE PAYS OFF FOR INVESTORS

Investing during the past 12-months required patience, discipline and clear-headed decision-making. Looking back at pre-war conditions it took courage to

1PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

(Image S & P 500 STOCK INDEX CLOSING VALUES GRAPH)

THE ABOVE GRAPH REPRESENTS THE CLOSING VALUES OF THE STANDARD & POOR'S 500 STOCK INDEX FOR THE TIME PERIODS INDICATED. SOURCE - BLOOMBERG.

be fully invested in a diversified stock portfolio in March 2003, however, that strategy resulted in successful investment returns.
The financial markets reacted to changing financial conditions in a more predictable way during this fiscal year than they did in the previous fiscal year.

 O WHEN CORPORATE EARNINGS SHOWED POSITIVE YEAR-OVER-YEAR GROWTH FOR THE QUARTER
   ENDED SEPTEMBER 30, 2002, THE S&P 500 INDEX BOTTOMED OUT AND STARTED MOVING HIGHER.

 O WHEN THE UNCERTAINTY ABOUT THE IRAQI WAR BEGAN TO APPROACH IN EARLY 2003,
   STOCKS AGAIN FADED.

 O WHEN THE OUTCOME OF THE IRAQI WAR BECAME MORE CERTAIN, CORPORATE EARNINGS
   KEPT MOVING HIGHER AND CONSUMER CONFIDENCE BEGAN TO TURN POSITIVE, STOCKS MOVED SHARPLY HIGHER.

Our managers had the discipline to be cautious during the first half of this fiscal year, and were sufficiently opportunistic during the second half to attempt to offer strong performance. Our mutual fund family grew by $1.8 billion during the fiscal year. We appreciate the continued confidence of our customers, and we will continue to work everyday to monitor financial markets to attempt to identify risks and opportunities on behalf of our shareholders.

The Fifth Third Funds family now offers a broader array of investment choices, encompassing multiple investment styles. These investments are designed to meet the needs of our expanding customer base, helping them to structure diversified portfolios that offer exposure to stocks, bond, cash and alternative investment vehicles. We believe that diversified portfolios provide investors with the best opportunity to build wealth over time with a reasonable level of risk.

Thank you for your continued confidence in the Fifth Third Funds.

Sincerely,
/S/ Keith Wirtz, CFA
Keith Wirtz, CFA
Chief Investment Officer
Fifth Third Asset Management Inc.

/S/ John Augustine, CFA
John Augustine, CFA
Director of Investment Strategy
Fifth Third Asset Management Inc.

                       This page intentionally left blank

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
SMALL CAP GROWTH FUND+
AN INTERVIEW WITH
JOHN F. CLANCY, PORTFOLIO MANAGER


Q. FOR THE 12-MONTH PERIOD ENDED JULY 31, 2003 THE FUND LAGGED ITS BENCHMARK, THE RUSSELL 2000(R) GROWTH INDEX. HOW DID YOU MANAGE THE FUND, AND WHAT FACTORS AFFECTED ITS PERFORMANCE?

A. The Fund's returns suffered through mid-March from generally poor returns by small-cap growth stocks. Such shares rebounded sharply during the spring, helping the Fund post gains for the 12-month period ended July 31, 2003. Small-cap growth stocks outperformed all other domestic size and style groups during the period as a whole.

Beginning in September 2002, we shifted assets into shares of high-quality technology and health care firms. That strategy helped the Fund outperform the benchmark during the first three months of 2003, as investors favored the relative stability of higher-quality stocks. However, those types of stocks lagged the index during the stock-market rebound, as investors prized higher-risk, lower-quality shares, resulting in the Fund trailing its benchmark during the 12-month period ended July 31, 2003.

+SMALL CAPITALIZATION FUNDS TYPICALLY CARRY ADDITIONAL RISK SINCE SMALLER COMPANIES GENERALLY HAVE A HIGHER RISK OF FAILURE. HISTORICALLY, SMALLER COMPANIES' STOCKS HAVE EXPERIENCED A GREATER DEGREE OF MARKET VOLATILITY THAN LARGE COMPANY STOCKS ON AVERAGE.
++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO COMPOSITION AS A PERCENTAGE OF VALUE OF INVESTMENTS++

TOP TEN EQUITY HOLDINGS

Omnivision Technologies, Inc. .........    1.43%
Kronos, Inc. ..........................    1.34%
Biosite, Inc. .........................    1.31%
Cooper Cos., Inc. .....................    1.27%
Zoran Corp. ...........................    1.25%
Silicon Laboratories, Inc. ............    1.25%
Pharmaceutical Resources, Inc. ........    1.24%
ITT Educational Services, Inc. ........    1.19%
Foundry Networks, Inc. ................    1.14%
United Online, Inc. ...................    1.03%

PORTFOLIO COMPOSITION

(PIE CHART)

COMMON STOCKS                              85.9%
U.S. TREASURY OBLIGATIONS                   0.4%
COLLATERAL FOR SECURITIES LENDING          12.5%
INVESTMENT COMPANIES                        0.5%
MONEY MARKETS                               0.7%

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
SMALL CAP GROWTH FUND
GROWTH OF A $10,000 INVESTMENT

(Mountain Chart)

                                                              LIPPER SMALL CAP
              INSTITUTIONAL            RUSSELL 2000 (R)         CORE FUNDS
                 SHARES                 GROWTH INDEX             AVERAGE
  7/93         $10000.00                $10479.00               $10410.00
  7/94          10776.00                 10128.00                10418.00
  7/95          12702.00                 13548.00                12866.00
  7/96          14052.00                 13958.00                14171.00
  7/97          19470.00                 17483.00                19236.00
  7/98          19655.00                 17253.00                19644.00
  7/99          21187.00                 19756.00                20326.00
  7/00          25125.00                 23931.00                23979.00
  7/01          23064.00                 18353.00                24767.00
  7/02          18267.00                 12735.00                21178.00
  7/03          21200.00                 16297.00                25115.00


AVERAGE ANNUAL TOTAL RETURN1

                           1 YEAR     5 YEAR     10 YEAR   ENDING VALUE 3
                           ------     ------     -------   -------------
Institutional Shares       16.06%      1.52%      7.80%      $  21,200
                           ------     ------     -------   -------------
Class A Shares*             9.98%      0.22%      7.00%      $  19,671
                           ------     ------     -------   -------------
Class B Shares**            9.86%      0.12%      6.73%      $  19,174
                           ------     ------     -------   -------------
Class C Shares***          14.94%      0.50%      6.73%      $  19,187
                           ------     ------     -------   -------------
Advisor Shares             15.47%      0.99%      7.26%      $  20,158
                           ------     ------     -------   -------------
Russell 2000(R)
Growth Index2              27.97%     -1.13%      5.01%      $  16,297
                           ------     ------     -------   -------------
Lipper Small-Cap Core
Funds Average2             19.49%      5.45%      9.01%      $  25,115
                           ------     ------     -------   -------------

*Reflects the maximum sales charge of 5.00%.
**Reflects the maximum applicable contingent deferred sales charge. ***Reflects the maximum applicable contingent deferred sales charge.

THE CHART ABOVE REPRESENTS A COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDICATED SHARE CLASS VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS, AND REPRESENTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS IN THE FUND. THE FUND'S PERFORMANCE IS MEASURED AGAINST THE RUSSELL 2000(R) GROWTH INDEX AND THE LIPPER SMALL-CAP CORE FUNDS AVERAGE. THE RUSSELL 2000(R) GROWTH INDEX TRACKS THE PERFORMANCE OF COMMON STOCKS FOUND IN THE RUSSELL 2000(R) UNIVERSE WITH HIGHER FORECASTED GROWTH VALUES. THE LIPPER SMALL-CAP CORE FUNDS AVERAGE IS THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF THE MUTUAL FUNDS DESIGNATED BY LIPPER, INC. FALLING INTO THIS CATEGORY. THE RUSSELL INDEX IS UNMANAGED AND DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. HOWEVER, THE LIPPER SMALL-CAP CORE FUNDS AVERAGE AND THE FUND'S PERFORMANCE REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING MUTUAL FUNDS OR SECURITIES.

1 FOR THE PERIOD PRIOR TO OCTOBER, 29, 2001, THE QUOTED PERFORMANCE OF THE SMALL CAP GROWTH FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT SMALL COMPANY GROWTH FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF NOVEMBER 2, 1992. PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT SMALL COMPANY GROWTH INVESTMENT SHARES, WITH AN INCEPTION DATE OF DECEMBER 4, 1992, ADJUSTED FOR MAXIMUM SALES CHARGE. THE INCEPTION DATE FOR CLASS B, CLASS C AND ADVISOR SHARES IS OCTOBER 29, 2001. THE QUOTED PERFORMANCE OF CLASS B, CLASS C AND ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. ON OCTOBER 29, 2001, THE KENT SMALL COMPANY GROWTH FUND BECAME THE FIFTH THIRD SMALL CAP GROWTH FUND. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

2 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.
3 THE ENDING VALUE REPRESENTS THE VALUE OF A $10,000 INVESTMENT IN THE INDICATED SHARE CLASS FOR THE 10-YEAR PERIOD ENDED JULY 31, 2003.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
MID CAP GROWTH FUND
AN INTERVIEW WITH
STEVEN E. FOLKER, PORTFOLIO MANAGER


Q. THE FUND UNDERPERFORMED ITS BENCHMARK INDEX, THE RUSSELL MIDCAP(R) GROWTH INDEX, DURING THE 12 MONTHS ENDED JULY 31, 2003. HOW WAS THE FUND MANAGED, AND WHAT CONTRIBUTED TO THAT UNDERPERFORMANCE DURING THE PERIOD?

A. Early in the 12-month period ended July 31, 2003 the Fund was positioned relatively conservatively among higher-quality mid-cap stocks. Such shares trailed lower-quality stocks, which benefited from investors' optimism about the improving economy. The Fund's relative performance was hurt by its overweight position in financial stocks, which modestly underperformed the benchmark as interest rates rebounded late in the period. The best-performing sectors during the period included materials, telecommunications and utilities. We had little exposure to these sectors, where many companies seemed to offer insufficient growth potential and weak balance sheets.

The Fund's relative performance benefited from a more aggressive positioning of the portfolio as the period progressed. In particular, we added shares of technology and health care firms with higher growth prospects, and such shares performed well.

The Fund's absolute performance benefited from strong stock market performance. Those market gains resulted from improving economic data and corporate earnings, as well as the resolution of investor uncertainty regarding the likelihood of war in Iraq.

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO COMPOSITION AS A PERCENTAGE OF VALUE OF INVESTMENTS++

TOP TEN EQUITY HOLDINGS

T. Rowe Price Group, Inc. .............    4.34%
Microchip Technology, Inc. ............    4.14%
Analog Devices, Inc. ..................    3.86%
BEA Systems, Inc. .....................    3.52%
Fiserv, Inc. ..........................    3.29%
Forest Laboratories, Inc. .............    2.85%
Chico's Fas, Inc. .....................    2.77%
Integrated Circuit Systems, Inc. ......    2.66%
Biomet, Inc. ..........................    2.58%
Varco International, Inc. .............    2.46%

PORTFOLIO COMPOSITION

(Pie Chart)

Common Stocks                              83.9%
Collateral for Securities Lending          13.5%
Money Markets                               2.6%

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MID CAP GROWTH FUND
GROWTH OF A $10,000 INVESTMENT

Mountain Chart


                                   RUSSELL MIDCAP (R)     LIPPER MID-CAP
            INSTITUTIONAL SHARES    GROWTH INDEX       GROWTH FUNDS AVERAGE
     7/93         $10000.00           $10581.00              $10555.00
     7/94          10507.00            10524.00               10270.00
     7/95          13180.00            13761.00               13907.00
     7/96          13347.00            14758.00               15008.00
     7/97          19642.00            20616.00               19580.00
     7/98          20759.00            22334.00               21046.00
     7/99          22354.00            27179.00               24613.00
     7/00          29205.00            39073.00               36989.00
     7/01          26303.00            26643.00               26270.00
     7/02          18408.00            19001.00               18806.00
     7/03          21607.00            23400.00               21784.00


AVERAGE ANNUAL TOTAL RETURN 1
                                1 YEAR   5 YEAR  10 YEAR  ENDING VALUE 3
                                ------   ------  -------  -------------
Institutional Shares            17.38%    0.80%    8.01%     $ 21,607
                                ------   ------  -------  -------------
Class A Shares*                 11.19%   -0.53%    7.29%     $ 20,212
                                ------   ------  -------  -------------
Class B Shares**                11.13%   -0.62%    6.87%     $ 19,426
                                ------   ------  -------  -------------
Class C Shares***               15.99%   -0.20%    7.02%     $ 19,704
                                ------   ------  -------  -------------
Advisor Shares                  16.75%    0.26%    7.58%     $ 20,773
                                ------   ------  -------  -------------
Russell MidCap(R)
Growth Index2                   23.15%    0.94%    8.87%     $ 23,400
                                ------   ------  -------  -------------
Lipper Mid-Cap Growth
Funds Average2                  15.98%    1.01%    7.44%     $ 21,784
                                ------   ------  -------  -------------

*Reflects the maximum sales charge of 5.00%.
**Reflects the maximum applicable contingent deferred sales charge. ***Reflects the maximum applicable contingent deferred sales charge.

THE CHART ABOVE REPRESENTS A COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDICATED SHARE CLASS VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS, AND REPRESENTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS IN THE FUND. THE FUND'S PERFORMANCE IS MEASURED AGAINST THE RUSSELL MIDCAP(R) GROWTH INDEX AND THE LIPPER MID-CAP GROWTH FUNDS AVERAGE. THE RUSSELL INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL MIDCAP(R) COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE STOCKS ARE ALSO MEMBERS OF THE RUSSELL 1000(R) GROWTH INDEX. THE LIPPER MID-CAP GROWTH FUNDS AVERAGE IS THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF THE MUTUAL FUNDS DESIGNATED BY LIPPER, INC., FALLING INTO THIS CATEGORY. THE RUSSELL MIDCAP(R) GROWTH INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. HOWEVER, THE LIPPER MID-CAP GROWTH FUNDS AVERAGE AND THE FUND'S PERFORMANCE REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING MUTUAL FUNDS OR SECURITIES.

1 THE INCEPTION DATES FOR THE INSTITUTIONAL, CLASS B, CLASS C AND ADVISOR SHARES OF THE MID CAP GROWTH FUND ARE AUGUST 11, 1998, OCTOBER 11, 2000, APRIL 24, 1996 AND OCTOBER 29, 2001, RESPECTIVELY. PRIOR TO SUCH DATES, QUOTED PERFORMANCE REFLECTS THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

2 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.
3 THE ENDING VALUE REPRESENTS THE VALUE OF A $10,000 INVESTMENT IN THE INDICATED SHARE CLASS FOR THE 10-YEAR PERIOD ENDED JULY 31, 2003.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
LARGE CAP OPPORTUNITY FUND
AN INTERVIEW WITH
STEVEN E. FOLKER, PORTFOLIO MANAGER


Q. THE FUND UNDERPERFORMED ITS BENCHMARKS, THE RUSSELL 1000(R) GROWTH INDEX AND THE RUSSELL 1000(R) INDEX, DURING THE 12 MONTHS ENDED JULY 31, 2003. HOW WAS THE FUND MANAGED, AND WHAT CONTRIBUTED TO THAT UNDERPERFORMANCE DURING THE PERIOD?

A. We positioned the Fund conservatively during much of the 12-month period ended July 31, 2003 because we were concerned about the strength of the economic recovery. As the period progressed, we positioned the Fund to take advantage of a recovery in the economy and in corporate earnings. We favored shares of high-quality large-cap companies, which under-performed lower-quality stocks during the period.

We held an overweight position in consumer staples stocks, which do not benefit from economic recovery as much as other sectors. We eventually reduced that stake to a neutral position relative to the Fund's benchmark, but our exposure to consumer staples stocks put a damper on performance. The Fund was hurt by its overweight position in financial services stocks. We believed such stocks offered attractive valuations and solid earnings growth, but the sector declined as interest rates rebounded late in the period. The Fund's underweight position in consumer discretionary stocks also hurt relative performance, as such stocks performed well during the period.

The Fund's relative performance benefited from its exposure to the technology sector. Early in the period the Fund's technology exposure was positioned too conservatively to fully participate in the strong gains in that sector, however we increased that stake to an overweight position by the end of the period.

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO COMPOSITION AS A PERCENTAGE OF VALUE OF INVESTMENTS++

TOP TEN EQUITY HOLDINGS

Microsoft Corp. .......................    4.52%
Marsh & McLennan Cos., Inc. ...........    3.77%
Goldman Sachs Group, Inc. .............    3.62%
Hewlett-Packard Co. ...................    3.36%
Unitedhealth Group, Inc. ..............    3.25%
Amgen, Inc. ...........................    3.22%
Wells Fargo Co. .......................    3.20%
Nextel Communications, Inc. ...........    3.06%
AutoZone, Inc. ........................    3.06%
Clear Channel Communications, Inc. ....    3.04%

PORTFOLIO COMPOSITION

(Pie Chart)

Collateral for Securities Lending           3.8%
Common Stocks                              92.7%
Money Markets                               3.5%

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

LARGE CAP OPPORTUNITY FUND
GROWTH OF A $10,000 INVESTMENT

(Mountain Chart)

      INSTITUTIONAL   RUSSELL 1000 (R)   RUSSELL 1000 (R)  LIPPER MULTI-CAP CORE
           SHARES        GROWTH INDEX         INDEX          FUNDS AVERAGE
  7/93   $10000.00       $10000.00          $10000.00          $10000.00
  7/94    10035.00        10502.00           10431.00           10545.00
  7/95    12466.00        13804.00           13159.00           13045.00
  7/96    15278.00        15946.00           15231.00           14367.00
  7/97    22208.00        24214.00           22898.00           20478.00
  7/98    27363.00        29037.00           27217.00           22718.00
  7/99    32134.00        36018.00           32563.00           26545.00
  7/00    33443.00        44799.00           36085.00           30839.00
  7/01    22987.00        29092.00           30781.00           28809.00
  7/02    16299.00        20728.00           23730.00           22945.00
  7/03    16398.00        23141.00           26386.00           25808.00


AVERAGE ANNUAL TOTAL RETURN1

                              1 YEAR       5 YEAR     10 YEAR   ENDING VALUE 3
                              ------       ------     -------   -------------
Institutional Shares           0.61%       -9.73%      5.07%        $ 16,398
                              ------       ------     -------   -------------
Class A Shares*               -4.68%      -10.88%      4.40%        $ 15,386
                              ------       ------     -------   -------------
Class B Shares**              -5.43%      -10.88%      4.09%        $ 14,926
                              ------       ------     -------   -------------
Class C Shares***             -0.40%      -10.55%      4.09%        $ 14,926
                              ------       ------     -------   -------------
Russell 1000(R)
Growth Index2                 11.64%       -4.44%      8.75%        $ 23,141
                              ------       ------     -------   -------------
Russell 1000(R) Index2        11.19%       -0.62%     10.19%        $ 26,386
                              ------       ------     -------   -------------
Lipper Multi-Cap
Core Funds Average2           11.04%        0.81%      9.01%        $ 25,808
                              ------       ------     -------   -------------

*Reflects the maximum sales charge of 5.00%.
**Reflects the maximum applicable contingent deferred sales charge. ***Reflects the maximum applicable contingent deferred sales charge.

THE CHART ABOVE REPRESENTS A COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDICATED SHARE CLASS VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS, AND REPRESENTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS IN THE FUND. THE FUND'S PERFORMANCE IS MEASURED AGAINST THE RUSSELL 1000(R) GROWTH INDEX, THE RUSSELL 1000(R) INDEX AND THE LIPPER MULTI-CAP CORE FUNDS AVERAGE. THE RUSSELL 1000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THE 1,000 SECURITIES FOUND IN THE RUSSELL UNIVERSE WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 1000(R) INDEX MEASURES THE PERFORMANCE OF THE 1,000 LARGEST COMPANIES IN THE RUSSELL 3000(R) INDEX, WHICH REPRESENT APPROXIMATELY 92% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000(R) INDEX. THE LIPPER MULTI-CAP CORE FUNDS AVERAGE IS THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF THE MUTUAL FUNDS DESIGNATED BY LIPPER, INC., FALLING INTO THIS CATEGORY. THE RUSSELL INDICES ARE UNMANAGED AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. HOWEVER, THE LIPPER MULTI-CAP CORE FUNDS AVERAGE AND THE FUND'S PERFORMANCE REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING MUTUAL FUNDS OR SECURITIES. THE FUND HAS CHANGED ITS STANDARDIZED BENCHMARK FROM THE RUSSELL 1000(R) GROWTH INDEX TO THE RUSSELL 1000(R) INDEX TO PROVIDE A MORE APPROPRIATE MARKET COMPARISON FOR THE FUND'S PERFORMANCE.

1 FOR THE PERIOD PRIOR TO MARCH 6, 1998 THE QUOTED PERFORMANCE OF THE FUND REFLECTS THE PERFORMANCE OF THE CLASS A SHARES OF THE PINNACLE FUND. ON MARCH 6, 1998, THE PINNACLE FUND, A REGISTERED OPEN-END INVESTMENT COMPANY MANAGED BY HEARTLAND CAPITAL MANAGEMENT, INC., WAS MERGED INTO THE FIFTH THIRD LARGE CAP OPPORTUNITY FUND (FORMERLY THE FIFTH THIRD PINNACLE FUND). THE INCEPTION DATES FOR THE INSTITUTIONAL, CLASS B AND CLASS C SHARES OF THE FUND ARE AUGUST 11, 1998, OCTOBER 11, 2000 AND MARCH 9, 1998, RESPECTIVELY. PRIOR TO SUCH DATES, QUOTED PERFORMANCE REFLECT THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

2 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.
3 THE ENDING VALUE REPRESENTS THE VALUE OF A $10,000 INVESTMENT IN THE INDICATED SHARE CLASS FOR THE 10-YEAR PERIOD ENDED JULY 31, 2003.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
QUALITY GROWTH FUND
AN INTERVIEW WITH
STEVEN E. FOLKER, PORTFOLIO MANAGER


Q. THE FUND UNDERPERFORMED ITS BENCHMARKS, THE S&P 500 INDEX AND THE RUSSELL 1000(R) GROWTH INDEX, DURING THE 12-MONTH PERIOD ENDED JULY 31, 2003. HOW WAS THE FUND MANAGED DURING THE PERIOD, AND WHAT CONTRIBUTED TO THAT
UNDER-PERFORMANCE?

A. The Fund's portfolio was positioned among high-quality large-cap growth stocks. This positioning hurt the Fund's relative performance somewhat as such shares lagged stocks of lower-quality firms. For example, the Fund was underweight in both telecommunications and materials stocks, which both performed well. The Fund had a neutral weighting in the industrial sector, which underperformed. Industrial companies have been slower in coming back than other areas of the economy.

The Fund benefited from its overweight positioning in the technology and consumer discretionary sectors. Those areas benefited from stronger earnings and from an improving economy and stock market. We began the period with an overweight position in financial services stocks, which performed well as interest rates fell. We reduced that position during the period to a neutral weighting relative to the Fund's benchmark. We believe that helped performance as interest rates bottomed out and began to rise late in the 12-month period ended July 31, 2003.

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO COMPOSITION AS A PERCENTAGE OF VALUE OF INVESTMENTS++

TOP TEN EQUITY HOLDINGS

Cisco Systems, Inc. ...................    5.31%
Intel Corp. ...........................    5.08%
Amgen, Inc. ...........................    4.98%
Microsoft Corp. .......................    4.48%
Mellon Financial Corp. ................    4.24%
Target Corp. ..........................    4.08%
Bank of New York Co., Inc. ............    3.64%
Home Depot, Inc. ......................    3.20%
Marsh & McLennan Cos., Inc. ...........    3.20%
Analog Devices, Inc. ..................    3.01%

PORTFOLIO COMPOSITION

(Pie Chart)

Collateral for Securities Lending           2.3%
Common Stocks                              97.0%
Money Markets                               0.7%

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

QUALITY GROWTH FUND
GROWTH OF A $10,000 INVESTMENT


(Mountain Chart)

         INSTITUTIONAL   RUSSELL 1000 (R)                 LIPPER LARGE-CAP CORE
             SHARES       GROWTH INDEX     S&P 500 INDEX     FUNDS AVERAGE
  7/93    $10000.00        $10000.00         $10379.00          $10378.00
  7/94     10318.00         10502.00          10515.00           10514.00
  7/95     12712.00         13804.00          13256.00           12978.00
  7/96     14325.00         15946.00          15451.00           14650.00
  7/97     22058.00         24214.00          23502.00           21464.00
  7/98     25174.00         29037.00          28039.00           24801.00
  7/99     31920.00         36018.00          33704.00           29331.00
  7/00     37607.00         44799.00          36726.00           32977.00
  7/01     30112.00         29092.00          31466.00           27440.00
  7/02     21710.00         20728.00          24035.00           20858.00
  7/03     23932.00         23141.00          26592.00           22555.00


AVERAGE ANNUAL TOTAL RETURN1

                             1 YEAR     5 YEAR     10 YEAR   ENDING VALUE 3
                             ------     ------     -------   -------------
Institutional Shares         10.23%     -1.01%      9.12%       $ 23,932
                             ------     ------     -------   -------------
Class A Shares*               4.46%     -2.26%      8.43%       $ 22,464
                             ------     ------     -------   -------------
Class B Shares**              4.13%     -2.39%      7.98%       $ 21,545
                             ------     ------     -------   -------------
Class C Shares***             9.12%     -1.90%      8.21%       $ 22,023
                             ------     ------     -------   -------------
Advisor Shares                9.65%     -1.49%      8.71%       $ 23,061
                             ------     ------     -------   -------------
Russell 1000(R)
Growth Index2                11.64%     -4.44%      8.75%       $ 23,141
                             ------     ------     -------   -------------
S&P 500 Index2               10.64%     -1.05%     10.27%       $ 26,592
                             ------     ------     -------   -------------
Lipper Large-Cap Core
Funds Average2                8.19%     -2.18%      8.29%       $ 22,555
                             ------     ------     -------   -------------

*Reflects the maximum sales charge of 5.00%.
**Reflects the maximum applicable contingent deferred sales charge. ***Reflects the maximum applicable contingent deferred sales charge.

THE CHART ABOVE REPRESENTS A COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDICATED SHARE CLASS VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS, AND REPRESENTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS IN THE FUND. THE FUND'S PERFORMANCE IS MEASURED AGAINST THE S&P 500 INDEX, THE RUSSELL 1000(R) GROWTH INDEX AND THE LIPPER LARGE-CAP CORE FUNDS AVERAGE. THE S&P 500 INDEX MEASURES THE PERFORMANCE OF 500 SELECTED COMMON STOCKS, MOST OF WHICH ARE LISTED ON THE NEW YORK STOCK EXCHANGE, AND IS A MEASURE OF THE U.S. STOCK MARKET AS A WHOLE. THE RUSSELL 1000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF 1,000 SECURITIES FOUND IN THE RUSSELL UNIVERSE WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE LIPPER LARGE-CAP CORE FUNDS AVERAGE IS THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF THE MUTUAL FUNDS DESIGNATED BY LIPPER, INC. FALLING INTO THIS CATEGORY. THE S&P 500 INDEX AND THE RUSSELL 1000(R) GROWTH INDEX ARE UNMANAGED AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. HOWEVER, THE LIPPER LARGE-CAP CORE FUNDS AVERAGE AND THE FUND'S PERFORMANCE REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING MUTUAL FUNDS OR SECURITIES.

1 THE INCEPTION DATES FOR THE INSTITUTIONAL, CLASS B, CLASS C AND ADVISOR SHARES OF THE QUALITY GROWTH FUND ARE AUGUST 11, 1998, OCTOBER 11, 2000, APRIL 25, 1996 AND OCTOBER 29, 2001, RESPECTIVELY. PRIOR TO SUCH DATES, QUOTED PERFORMANCE REFLECTS THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

2 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.
3 THE ENDING VALUE REPRESENTS THE VALUE OF A $10,000 INVESTMENT IN THE INDICATED SHARE CLASS FOR THE 10-YEAR PERIOD ENDED JULY 31, 2003.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
LARGE CAP CORE FUND
AN INTERVIEW WITH
ALLAN J. MEYERS, PORTFOLIO MANAGER

Q. THE FUND UNDERPERFORMED ITS BENCHMARKS, THE RUSSELL 1000(R) INDEX AND THE S&P 500 INDEX, DURING THE 12 MONTHS ENDED JULY 31, 2003. HOW WAS THE FUND MANAGED DURING THE PERIOD, AND WHAT CONTRIBUTED TO THAT UNDERPERFORMANCE?

A. We maintained a disciplined strategy of investing in high-quality stocks of the larger companies in the Fund's benchmarks. Large, high-quality companies' stocks did not keep pace with shares of lower-quality smaller companies in the Fund's benchmark index. The Fund's energy holdings put a damper on performance for the 12-month period ended July 31 2003. Energy stocks suffered losses late in the period as investors became concerned that falling oil prices would hurt the industry's profit outlook.

The Fund was overweighted in the energy sector, and intends to maintain this overweight position as long as the earnings estimates for the group continue to improve. The Fund's modest overweight position in consumer staples stocks also helped performance early in the period. We then reduced this position to a modest underweight, and boosted exposure to the technology sector. The Fund benefited from its overweight positions in the health care and information technology sector.

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO COMPOSITION AS A PERCENTAGE OF VALUE OF INVESTMENTS++

TOP TEN EQUITY HOLDINGS

Pfizer, Inc. ..........................    2.87%
General Electric Corp. ................    2.78%
Citigroup, Inc. .......................    2.64%
Exxon Mobil Corp. .....................    2.62%
Microsoft Corp. .......................    2.51%
Johnson & Johnson .....................    1.98%
Intel Corp. ...........................    1.90%
Cisco Systems, Inc. ...................    1.63%
American International Group, Inc. ....    1.60%
Wal-Mart Stores, Inc. .................    1.53%

PORTFOLIO COMPOSITION

(Pie Chart)

Collateral for Securities Lending           0.4%
Common Stocks                              98.6%
Money Markets                               1.0%

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

LARGE CAP CORE FUND
GROWTH OF A $10,000 INVESTMENT


Mountain Chart

         INSTITUTIONAL   RUSSELL 1000 (R)                  LIPPER LARGE-CAP CORE
             SHARES         INDEX           S&P 500 INDEX    FUNDS AVERAGE
  7/93    $10000.00      $10000.00            $10379.00       $10000.00
  7/94     10315.00       10431.00             10515.00        10514.00
  7/95     12735.00       13159.00             13256.00        12978.00
  7/96     14873.00       15231.00             15451.00        14650.00
  7/97     20798.00       22898.00             23502.00        21464.00
  7/98     24341.00       27216.00             28039.00        24801.00
  7/99     29134.00       32562.00             33704.00        29331.00
  7/00     30932.00       35084.00             36726.00        32977.00
  7/01     26140.00       30781.00             31466.00        27440.00
  7/02     19848.00       23730.00             24035.00        20858.00
  7/03     21196.00       26386.00             26592.00        22555.00


AVERAGE ANNUAL TOTAL RETURN1

                               1 YEAR      5 YEAR    10 YEAR    ENDING VALUE 3
                               ------      ------    -------    -------------
Institutional Shares            6.79%      -2.73%     7.80%      $  21,196
                               ------      ------    -------    -------------
Class A Shares*                 1.26%      -3.95%     7.02%      $  19,701
                               ------      ------    -------    -------------
Class B Shares**                0.90%      -4.06%     6.72%      $  19,157
                               ------      ------    -------    -------------
Class C Shares***               5.72%      -3.71%     6.72%      $  19,170
                               ------      ------    -------    -------------
Russell 1000(R) Index2         11.19%      -0.62%    10.19%      $  26,386
                               ------      ------    -------    -------------
S&P 500 Index2                 10.64%      -1.05%    10.27%      $  26,592
                               ------      ------    -------    -------------
Lipper Large-Cap Core
Funds Average2                  8.19%      -2.18%     8.29%      $  22,555
                               ------      ------    -------    -------------

*Reflects the maximum sales charge of 5.00%.
**Reflects the maximum applicable contingent deferred sales charge. ***Reflects the maximum applicable contingent deferred sales charge.

THE CHART ABOVE REPRESENTS A COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDICATED SHARE CLASS VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS, AND REPRESENTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS IN THE FUND. THE FUND'S PERFORMANCE IS MEASURED AGAINST THE S&P 500 INDEX, THE RUSSELL 1000(R) INDEX AND THE LIPPER LARGE-CAP CORE FUNDS AVERAGE. THE S&P 500 INDEX MEASURES THE PERFORMANCE OF 500 SELECTED COMMON STOCKS, MOST OF WHICH ARE LISTED ON THE NEW YORK STOCK EXCHANGE, AND IS A MEASURE OF THE U.S. STOCK MARKET AS A WHOLE. THE RUSSELL 1000(R) INDEX MEASURES THE PERFORMANCE OF THE 1,000 LARGEST COMPANIES IN THE RUSSELL 3000(R) INDEX, WHICH REPRESENT APPROXIMATELY 92% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000(R) INDEX. THE LIPPER LARGE-CAP CORE FUNDS AVERAGE IS THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF THE MUTUAL FUNDS DESIGNATED BY LIPPER, INC. FALLING INTO THIS CATEGORY. THE S&P 500 INDEX AND THE RUSSELL 1000(R) INDEX ARE UNMANAGED AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. HOWEVER, THE LIPPER LARGE CAP-CORE FUNDS AVERAGE AND THE FUND'S PERFORMANCE REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING MUTUAL FUNDS OR SECURITIES.

1 FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE OF THE LARGE CAP CORE FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT GROWTH AND INCOME FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF NOVEMBER 2, 1992. PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE CLASS A SHARES REFLECTS PERFORMANCE OF THE KENT GROWTH AND INCOME FUND INVESTMENT SHARES, WITH AN INCEPTION DATE OF DECEMBER 1, 1992, ADJUSTED FOR MAXIMUM SALES CHARGE. THE INCEPTION DATE OF CLASS B AND CLASS C SHARES IS OCTOBER 29, 2001. THE QUOTED PERFORMANCE OF CLASS B AND CLASS C SHARES REFLECTS THE PERFORMANCE OF THE INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. ON OCTOBER 29, 2001, THE KENT GROWTH AND INCOME FUND BECAME THE FIFTH THIRD LARGE CAP CORE FUND (FORMERLY NAMED THE FIFTH THIRD LARGE CAP VALUE FUND). DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

2 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.
3 THE ENDING VALUE REPRESENTS THE VALUE OF A $10,000 INVESTMENT IN THE INDICATED SHARE CLASS FOR THE 10-YEAR PERIOD ENDED JULY 31, 2003.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
EQUITY INDEX FUND
AN INTERVIEW WITH
BRIAN J. SMOLINSKI, PORTFOLIO MANAGER

Q. THE FUND UNDERPERFORMED ITS BENCHMARK, THE S&P 500 INDEX, DURING THE 12-MONTH PERIOD ENDED JULY 31, 2003. HOW DID YOU MANAGE THE FUND DURING THE PERIOD, AND WHAT CONTRIBUTED TO THE FUND'S UNDERPERFORMANCE?

A. The Fund, which seeks to match the returns of the S&P 500 Index, lagged the index by a small margin during the 12-month period ended July 31, 2003. The Fund closely follows its benchmark index. The index during a typical 12-month period has approximately 28 additions and deletions, although the 12 months ended July 31, 2003 saw only 10 additions and deletions to the Index. The Fund's absolute returns during the period benefited from a rebound in the stock market late in the period. Uncertainty about the possibility of a U.S. war with Iraq caused stocks to fall during the first quarter of 2003, but the markets rebounded significantly following the decision to attack Iraq. We believe the resolution of the war, as well as improving economic data and Bush's proposed tax cut helped to bolster the markets and boost the Fund's return.1

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO COMPOSITION AS A PERCENTAGE OF VALUE OF INVESTMENTS++

TOP TEN EQUITY HOLDINGS

General Electric Corp. ................    3.04%
Microsoft Corp. .......................    3.03%
Pfizer, Inc. ..........................    2.84%
Wal-Mart Stores, Inc. .................    2.62%
Exxon Mobil Corp. .....................    2.55%
Citigroup, Inc. .......................    2.47%
American International Group, Inc. ....    1.79%
Intel Corp. ...........................    1.74%
Johnson & Johnson .....................    1.64%
IBM Corp. .............................    1.50%


PORTFOLIO COMPOSITION

(Pie Chart)

Collateral for Securities Lending           2.1%
Common Stocks                              95.6%
Money Markets                               2.3%

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

EQUITY INDEX FUND
GROWTH OF A $10,000 INVESTMENT


(Mountain Chart)
                                                          LIPPER S&P 500
          Institutional Shares   S&P 500 Index     Index Objective Funds Average
  7/93      $10000.00             $10379.00                   $10000.00
  7/94       10459.00              10515.00                    10474.00
  7/95       13075.00              13256.00                    13148.00
  7/96       15153.00              15451.00                    15266.00
  7/97       22870.00              23502.00                    23108.00
  7/98       27185.00              28039.00                    27465.00
  7/99       32611.00              33704.00                    32920.00
  7/00       35383.00              36726.00                    35756.00
  7/01       30229.00              31466.00                    30549.00
  7/02       23028.00              24035.00                    23254.00
  7/03       25381.00              26592.00                    25637.00


AVERAGE ANNUAL TOTAL RETURN1
                                 1 YEAR       5 YEAR   10 YEAR   ENDING VALUE 3
                                 ------      ------    -------   --------------
Institutional Shares             10.22%       -1.36%     9.76%       $25,381
                                 ------      ------    -------   --------------
Class A Shares*                   4.43%       -2.62%     8.93%       $23,525
                                 ------      ------    -------   --------------
Class B Shares**                  4.14%       -2.73%     8.72%       $23,070
                                 ------      ------    -------   --------------
Class C Shares***                 9.14%       -2.35%     8.72%       $23,076
                                 ------      ------    -------   --------------
Advisor Shares                    9.68%       -1.84%     9.28%       $24,279
                                 ------      ------    -------   --------------
S&P 500 Index2                   10.64%       -1.05%    10.27%       $26,592
                                 ------      ------    -------   --------------
Lipper S&P 500 Index Objective
Funds Average2                    9.88%       -1.57%     9.87%       $25,637
                                 ------      ------    -------   --------------

*Reflects the maximum sales charge of 5.00%.
**Reflects the maximum applicable contingent deferred sales charge. ***Reflects the maximum applicable contingent deferred sales charge.

THE CHART ABOVE REPRESENTS A COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDICATED SHARE CLASS VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS, AND REPRESENTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS IN THE FUND. THE FUND'S PERFORMANCE IS MEASURED AGAINST THE S&P 500 INDEX AND THE LIPPER S&P 500 INDEX OBJECTIVE FUNDS AVERAGE. THE S&P 500 INDEX MEASURES THE PERFORMANCE OF 500 SELECTED COMMON STOCKS, MOST OF WHICH ARE LISTED ON THE NEW YORK STOCK EXCHANGE, AND IS A MEASURE OF THE U.S. STOCK MARKET AS A WHOLE. THE LIPPER S&P 500 INDEX OBJECTIVE FUNDS AVERAGE IS THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF THE MUTUAL FUNDS DESIGNATED BY LIPPER, INC. FALLING INTO THIS CATEGORY. THE S&P 500 INDEX IS UNMANAGED AND DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. HOWEVER, THE LIPPER S&P 500 INDEX OBJECTIVE FUNDS AVERAGE AND THE FUND'S PERFORMANCE REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING MUTUAL FUNDS OR SECURITIES.

1 FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE OF THE EQUITY INDEX FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT INDEX EQUITY FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF NOVEMBER 2, 1992. PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT INDEX EQUITY FUND INVESTMENT SHARES, WITH AN INCEPTION DATE OF NOVEMBER 25, 1992, ADJUSTED FOR MAXIMUM SALES CHARGE. THE INCEPTION DATE FOR THE CLASS B, CLASS C AND ADVISOR SHARES IS OCTOBER 29, 2001. PRIOR TO SUCH DATE, QUOTED PERFORMANCE OF CLASS B, CLASS C AND ADVISOR SHARES REFLECTS PERFORMANCE OF THE INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. ON OCTOBER 29, 2001, THE KENT INDEX EQUITY FUND BECAME THE FIFTH THIRD EQUITY INDEX FUND. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

2 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.
3 THE ENDING VALUE REPRESENTS THE VALUE OF A $10,000 INVESTMENT IN THE INDICATED SHARE CLASS FOR THE10-YEAR PERIOD ENDED JULY 31, 2003.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
BALANCED FUND
AN INTERVIEW WITH
JAMES E. RUSSELL AND JOHN L. CASSADY III, PORTFOLIO MANAGERS


Q. THE FUND SLIGHTLY UNDERPERFORMED ITS BENCHMARK INDEX, THE S&P 500 INDEX AND OUTPERFORMED THE LEHMAN BROTHERS AGGREGATE BOND INDEX, FOR THE 12-MONTH PERIOD ENDED JULY 31, 2003. HOW WAS THE FUND MANAGED, AND WHAT CONTRIBUTED TO THE PERFORMANCE DURING THE PERIOD?

A. The equity portion of the Fund was hurt somewhat by its individual stock selection in the financial services, information technology and industrial sectors. The Fund benefited from its stock selection in several sectors, including retail, biotechnology and utilities. The Fund's emphasis on high-quality stocks hurt relative performance late in the period when lower-quality small-company shares led a recovery in the stock market.

The fixed-income portion of the Fund's portfolio maintained a high average credit quality. This approach hurt the Fund's relative performance as historically low interest rates led bond investors to higher-yielding lower-quality issues. The Fund's fixed-income portfolio during much of the 12-month period ended July 31, 2003 had a duration shorter than that of its benchmark, the Lehman Brothers Aggregate Bond Index. This approach hurt the Fund's relative performance as rates continued to fall. We extended duration towards the end of the period, although, ultimately this move hampered the Fund's performance as rates finally began to rise in mid-June.

The Fund's performance benefited from an overweight position among asset-backed securities, which posted strong returns during the period. The Fund's underweight position among agency bonds also benefited relative performance as agency rates rose relative to Treasuries.


++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO COMPOSITION AS A PERCENTAGE OF VALUE OF INVESTMENTS++

TOP TEN EQUITY HOLDINGS

Pfizer, Inc. ..........................    2.45%
Wal-Mart Stores, Inc. .................    2.24%
Microsoft Corp. .......................    2.17%
Marsh & McLennan Cos., Inc. ...........    1.98%
Omnicom Group, Inc. ...................    1.93%
Fastenal Co. ..........................    1.84%
Mellon Financial Corp. ................    1.82%
General Electric Corp. ................    1.82%
Avery Dennison Corp. ..................    1.71%
Walgreen Co. ..........................    1.58%


PORTFOLIO COMPOSITION

(Pie Chart)

Common Stocks                              58.7%
Commercial Paper                            3.9%
Corporate Bonds                            12.5%
Collateral for Securities Lending           3.4%
U.S. Government Agencies                   16.2%
U.S. Treasury Obligations                   2.2%
Money Markets                               3.1%

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

BALANCED FUND
GROWTH OF A $10,000 INVESTMENT

(Mountain Chart)

          INSTITUTIONAL                     LEHMAN BROTHERS      LIPPER BALANCED
             SHARES         S&P 500 INDEX  AGGREGATE BOND INDEX   FUNDS AVERAGE
  7/93    $10000.00          $10000.00         $10000.00           $10000.00
  7/94     10204.00           10515.00          10009.00            10243.00
  7/95     12180.00           13256.00          11021.00            11933.00
  7/96     12974.00           15451.00          11632.00            13105.00
  7/97     17965.00           23502.00          12884.00            17122.00
  7/98     19476.00           28039.00          13897.00            18950.00
  7/99     22299.00           33704.00          14243.00            21028.00
  7/00     26447.00           36726.00          15093.00            22443.00
  7/01     23370.00           31466.00          17009.00            22206.00
  7/02     19552.00           24035.00          18290.00            19309.00
  7/03     20713.00           26592.00          19281.00            21060.00



AVERAGE ANNUAL TOTAL RETURN1

                           1 YEAR     5 YEAR    10 YEAR    ENDING VALUE 3
                           ------    -------    -------    --------------
Institutional Shares        5.94%     1.24%      7.55%        $  20,713
                           ------    -------    -------    --------------
Class A Shares*             0.30%    -0.05%      6.87%        $  19,439
                           ------    -------    -------    --------------
Class B Shares**           -0.13%    -0.16%      6.44%        $  18,660
                           ------    -------    -------    --------------
Class C Shares***           4.90%     0.36%      6.63%        $  18,998
                           ------    -------    -------    --------------
Advisor Shares              5.39%     0.58%      6.94%        $  19,558
                           ------    -------    -------    --------------
S&P 500 Index2             10.64%    -1.05%     10.27%        $  26,592
                           ------    -------    -------    --------------
Lehman Brothers
Aggregate Bond Index2       5.42%     6.77%      6.79%        $  19,281
                           ------    -------    -------    --------------
Lipper Balanced
Funds Average2              8.21%     1.66%      7.57%        $  21,060
                           ------    -------    -------    --------------

*Reflects the maximum sales charge of 5.00%.
**Reflects the maximum applicable contingent deferred sales charge. ***Reflects the maximum applicable contingent deferred sales charge.

THE CHART ABOVE REPRESENTS A COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDICATED SHARE CLASS VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS, AND REPRESENTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS IN THE FUND. THE FUND'S PERFORMANCE IS MEASURED AGAINST THE S&P 500 INDEX, THE LEHMAN BROTHERS AGGREGATE BOND INDEX AND THE LIPPER BALANCED FUNDS AVERAGE. THE S&P 500 INDEX MEASURES THE PERFORMANCE OF 500 SELECTED COMMON STOCKS, MOST OF WHICH ARE LISTED ON THE NEW YORK STOCK EXCHANGE, AND IS A MEASURE OF THE U.S. STOCK MARKET AS A WHOLE. THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS GENERALLY REPRESENTATIVE OF THE BOND MARKET AS A WHOLE. THE LIPPER BALANCED FUNDS AVERAGE IS THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF THE MUTUAL FUNDS DESIGNATED BY LIPPER, INC. FALLING INTO THIS CATEGORY. THE S&P 500 INDEX AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX ARE UNMANAGED INDICES AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. HOWEVER, THE LIPPER BALANCED FUNDS AVERAGE AND THE FUND'S PERFORMANCE REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES.

1 THE INCEPTION DATES FOR THE INSTITUTIONAL, CLASS B, CLASS C AND ADVISOR SHARES ARE AUGUST 11, 1998, OCTOBER 11, 2000, APRIL 25, 1996 AND OCTOBER 29, 2001, RESPECTIVELY. PRIOR TO SUCH DATES, QUOTED PERFORMANCE REFLECTS THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES.

2 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.
3 THE ENDING VALUE REPRESENTS THE VALUE OF A $10,000 INVESTMENT IN THE INDICATED SHARE CLASS FOR THE 10-YEAR PERIOD ENDED JULY 31, 2003.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
MICRO CAP VALUE FUND+
AN INTERVIEW WITH
DENIS J. AMATO, PORTFOLIO MANAGER


Q. THE FUND SIGNIFICANTLY OUTPERFORMED ITS BENCHMARK, THE RUSSELL 2000(R) VALUE INDEX, DURING THE 12 MONTHS ENDED JULY 31, 2003. HOW DID YOU MANAGE THE FUND, AND WHAT CONTRIBUTED TO ITS OUTPERFORMANCE?

A. The Fund benefited primarily from its strategy of investing in the stock market's smallest companies. Small-cap and micro-cap stocks performed very well during the period, as investors took note of such shares' relatively low valuations. Small company shares also benefited from the fact that such firms have avoided the major accounting scandals that have plagued the large-cap sector in recent years.

The Fund also benefited by investing in companies with solid balance sheets and significantly lower debt-to-capital ratios than the overall market. Such companies' shares were appealing to investors in search of stability in the financial markets. A number of the Fund's information technology holdings performed well. Investors recognized that their valuations had declined to very attractive levels, and began to anticipate increased corporate spending on technology. In addition, a number of the Fund's holdings were acquired at a premium by other companies.

The Fund held an underweight position in the financial sector during the 12-month period ended July 31, 2003, which slightly reduced the Fund's performance relative to its benchmark. Many financial companies and their shares benefited from falling rates during much of the period--and a late rebound in rates did not fully reverse those gains. The Fund's cash holdings equaled roughly 14% of the portfolio for much of the period, as significant market advances made it more difficult to find investments that met our value criteria. That cash position also hurt performance as yields on cash remained at very low levels.++

+MICRO CAPITALIZATION FUNDS TYPICALLY CARRY ADDITIONAL RISK SINCE SMALLER COMPANIES GENERALLY HAVE A HIGHER RISK OF FAILURE. HISTORICALLY, SMALLER COMPANIES' STOCKS HAVE EXPERIENCED A GREATER DEGREE OF MARKET VOLATILITY THAN LARGE COMPANY STOCKS ON AVERAGE.

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO COMPOSITION AS A PERCENTAGE OF VALUE OF INVESTMENTS++

TOP TEN EQUITY HOLDINGS

Symmetricom, Inc. .....................    2.41%
Comstock Resources, Inc. ..............    2.14%
Sonicwall, Inc. .......................    1.79%
Hologic, Inc. .........................    1.62%
KVH Industries, Inc. ..................    1.60%
Bombay Co., Inc. ......................    1.60%
Rocky Shoes & Boots, Inc. .............    1.60%
Sea Containers, Ltd. ..................    1.55%
BKF Capital Group .....................    1.54%
Pharmacopeia, Inc. ....................    1.52%


PORTFOLIO COMPOSITION

(Pie Chart)

Common Stocks                              84.0%
Preferred Stocks                            2.2%
Repurchase Agreements                      12.0%
Investment Companies                        1.8%

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
MICRO CAP VALUE FUND
GROWTH OF A $10,000 INVESTMENT

(Mountain Chart)

          INSTITUTIONAL   RUSSELL 2000 (R)   LIPPER SMALL-CAP
              SHARES       VALUE INDEX      VALUE FUNDS AVERAGE
   2/1/98   $10000.00        $10000.00        $10000.00
     7/98     9800.00          9803.00          9787.00
     7/99    12151.00          9790.00          9996.00
     7/00    12415.00         10265.00         10538.00
     7/01    14370.00         12703.00         13257.00
     7/02    13990.00         12004.00         12408.00
     7/03    19622.00         14239.00         14507.00



AVERAGE ANNUAL TOTAL RETURN1

                         INCEPTION                          SINCE        ENDING
                           DATE         1 YEAR    5 YEAR  INCEPTION      VALUE 3
                         ----------    --------  -------  ----------    --------
Institutional Shares       2/1/98       40.26%   14.90%     13.06%      $19,622
                         ----------    --------  -------  ----------    --------
Class A Shares*            2/1/98       32.81%   13.58%     11.90%      $18,547
                         ----------    --------  -------  ----------    --------
Class B Shares**           2/1/98       33.70%   13.70%     11.99%      $18,631
                         ----------    --------  -------  ----------    --------
Class C Shares***          2/1/98       38.70%   14.28%     12.46%      $19,064
                         ----------    --------  -------  ----------    --------
Advisor Shares             2/1/98       39.60%   14.50%     12.66%      $19,243
                         ----------    --------  -------  ----------    --------
Russell 2000(R)
Value Index2                            18.62%    7.75%      6.64%      $14,239
                         ----------    --------  -------  ----------    --------
Lipper Small-Cap
Value Funds Average 2                   16.92%    8.17%      6.65%      $14,507
                         ----------    --------  -------  ----------    --------

*Reflects the maximum sales charge of 5.00%.
**Reflects the maximum applicable contingent deferred sales charge. ***Reflects the maximum applicable contingent deferred sales charge.

THE CHART ABOVE REPRESENTS A COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDICATED SHARE CLASS VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS, AND REPRESENTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS IN THE FUND. THE FUND'S PERFORMANCE IS MEASURED AGAINST THE RUSSELL 2000(R) VALUE INDEX AND THE LIPPER SMALL-CAP VALUE FUNDS AVERAGE. THE RUSSELL 2000(R) VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000(R) COMPANIES WITH A LESS-THAN-AVERAGE GROWTH ORIENTATION. THE LIPPER SMALL-CAP VALUE FUNDS AVERAGE IS THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF THE MUTUAL FUNDS DESIGNATED BY LIPPER, INC. FALLING INTO THIS CATEGORY. THE RUSSELL 2000(R) VALUE INDEX IS UNMANAGED AND DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. HOWEVER, THE LIPPER SMALL-CAP FUNDS AVERAGE AND THE FUND'S PERFORMANCE REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING MUTUAL FUNDS OR SECURITIES.

1 FOR THE PERIOD PRIOR TO AUGUST 13, 2001, THE QUOTED PERFORMANCE OF THE MICRO CAP VALUE FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS AGGRESSIVE VALUE FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF FEBRUARY 1, 1998. THE INCEPTION DATE FOR CLASS A, CLASS B AND CLASS C SHARES IS AUGUST 13, 2001. PRIOR TO SUCH DATE, THE QUOTED PERFORMANCE FOR CLASS A, CLASS B AND CLASS C SHARES REFLECTS THE PERFORMANCE OF THE INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS A, CLASS B AND CLASS C SHARES. FOR THE PERIOD PRIOR TO AUGUST 13, 2001, THE QUOTED PERFORMANCE OF THE MICRO CAP VALUE FUND ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS AGGRESSIVE VALUE FUND INVESTOR SHARES WITH AN INCEPTION DATE OF FEBRUARY 1, 1998. ON AUGUST 13, 2001, THE FIFTH THIRD/MAXUS AGGRESSIVE VALUE FUND BECAME THE FIFTH THIRD MICRO CAP VALUE FUND. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

2 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.
3 THE ENDING VALUE REPRESENTS THE VALUE OF A $10,000 INVESTMENT IN THE INDICATED SHARE CLASS FROM ITS INCEPTION TO THE PERIOD ENDED JULY 31, 2003.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
SMALL CAP VALUE FUND+
AN INTERVIEW WITH
MICHAEL M. HAYS (FIFTH THIRD ASSET MANAGEMENT INC.) AND DAVID C. DALRYMPLE (CHARTWELL INVESTMENT PARTNERS L.P.), PORTFOLIO MANAGERS

(THE FIFTH THIRD SMALL CAP VALUE FUND IS CO-MANAGED BY FIFTH THIRD ASSET MANAGEMENT INC. AND CHARTWELL INVESTMENT PARTNERS L.P.)

Q. FROM ITS INCEPTION ON APRIL 1, 2003 THROUGH THE PERIOD END OF JULY 31, 2003, THE FUND UNDER-PERFORMED ITS BENCHMARK, THE RUSSELL 2000(R) VALUE INDEX. HOW WAS THE FUND MANAGED, AND WHAT CONTRIBUTED TO THE UNDERPERFORMANCE DURING THIS STARTUP PERIOD?

A. The portion of the portfolio managed by Fifth Third Asset Management Inc., was hurt in the period from April 1, to July 31, 2003 by an overweight position in the energy sector and disappointing near-term results from stock selection in the industrial and telecommunication services sectors. In addition, the portfolio held an underweight position in industrial stocks, which outperformed the benchmark.

The portion of the portfolio advised by Fifth Third Asset Management Inc. held an overweight position in the health care and technology sectors. This benefited performance as both sectors outperformed the benchmark. The decision to underweight utilities also helped relative performance, as did strong individual stock selection within the financial services sector.

The portion of the portfolio advised by Chartwell Investment Partners L.P. was hurt by an underweight position in the technology and health care sectors. We positioned our portion of the Fund among stocks of firms with relatively high returns on equity, low debt-to-capital ratios and better growth characteristics than the index. That bias hurt performance as there was a shift towards shares of low-quality firms with weak balance sheets.

In absolute terms, the Fund's investments benefited during the period from low interest rates, the weakened U.S. dollar, tax cuts and a swift conclusion to the military phase of the war with Iraq. We believe these factors combined to establish the beginnings of an economic recovery and had the added benefit of reducing investor's aversion to risk. This benefited the shares of small companies, whose businesses are historically economically sensitive and whose price appreciation is highly correlated to investor's tolerance for risk.

+SMALL-CAPITALIZATION FUNDS TYPICALLY CARRY ADDITIONAL RISKS SINCE SMALLER COMPANIES GENERALLY HAVE A HIGHER RISK OF FAILURE. HISTORICALLY, SMALLER COMPANIES' STOCKS HAVE EXPERIENCED A GREATER DEGREE OF MARKET VOLATILITY THAN LARGE COMPANY STOCKS ON AVERAGE.

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO COMPOSITION AS A PERCENTAGE OF VALUE OF INVESTMENTS++

TOP TEN EQUITY HOLDINGS

L-3 Communications Holdings, Inc. .....    2.03%
ElkCorp. ..............................    1.68%
Sovereign Bancorp., Inc. ..............    1.55%
Independence Community Bank Corp. .....    1.49%
International Multi-Foods Corp. .......    1.48%
Adolph Coors Co. ......................    1.45%
BankAtlantic Bancorp., Inc. ...........    1.40%
O'Reilly Automotive, Inc. .............    1.38%
RPM International, Inc. ...............    1.38%
West America Bank Corp. ...............    1.38%

PORTFOLIO COMPOSITION

(Pie Chart)

Common Stocks                              90.8%
Money Markets                               5.8%
Foreign Common Stocks                       0.4%
Repurchase Agreements                       3.0%

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

SMALL CAP VALUE FUND
GROWTH OF A $10,000 INVESTMENT


(Mountain Chart)

                    INSTITUTIONAL   RUSSELL 2000 (R)     LIPPER MID-CAP
                       SHARES         VALUE INDEX      VALUE FUNDS AVERAGE
        4/1/2003      $10000.00        $10000.00           $10000.00
       4/30/2003       10327.00         10950.00            10839.00
       5/31/2003       11027.00         12068.00            11849.00
       6/30/2003       11240.00         12272.00            12016.00
       7/31/2003       11687.00         12884.00            12382.00


TOTAL RETURN
                           INCEPTION DATE   SINCE INCEPTION     ENDING VALUE2
                           --------------   ---------------     -------------
Institutional Shares            4/1/03          16.87%            $ 11,687
                           --------------   ---------------     -------------
Class A Shares*                 4/1/03          10.89%            $ 11,089
                           --------------   ---------------     -------------
Class B Shares**                4/1/03          11.47%            $ 11,147
                           --------------   ---------------     -------------
Class C Shares***               4/1/03          15.47%            $ 11,547
                           --------------   ---------------     -------------
Advisor Shares                  4/1/03          16.67%            $ 11,667
                           --------------   ---------------     -------------
Russell 2000(R)
Value Index1                                    28.84%            $ 12,884
                           --------------   ---------------     -------------
Lipper Mid-Cap
Value Funds Average1                            23.82%            $ 12,382
                           --------------   ---------------     -------------

*Reflects the maximum sales charge of 5.00%.
**Reflects the maximum applicable contingent deferred sales charge. ***Reflects the maximum applicable contingent deferred sales charge.

THE CHART ABOVE REPRESENTS A COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDICATED SHARE CLASS VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS, AND REPRESENTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS IN THE FUND. THE FUND'S PERFORMANCE IS MEASURED AGAINST THE RUSSELL 2000(R) VALUE INDEX AND THE LIPPER MID-CAP VALUE FUNDS AVERAGE. THE RUSSELL 2000(R) VALUE INDEX IS COMPRISED OF THE SECURITIES IN THE RUSSELL 2000(R) INDEX WITH A LESS-THAN-AVERAGE GROWTH ORIENTATION. COMPANIES IN THIS INDEX GENERALLY HAVE LOW PRICE-TO-BOOK AND PRICE-TO-EARNINGS RATIOS. THE LIPPER MID-CAP VAUE FUNDS AVERAGE IS THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF THE MUTUAL FUNDS DESIGNATED BY LIPPER, INC. FALLING INTO THIS CATEGORY. THE RUSSELL 2000(R) INDEX INDEX IS UNMANAGED AND DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. HOWEVER, THE LIPPER MID-CAP VALUE FUNDS AVERAGE AND THE FUND'S PERFORMANCE REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING MUTUAL FUNDS OR SECURITIES.

1 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.
2 THE ENDING VALUE REPRESENTS THE VALUE OF A $10,000 INVESTMENT IN THE INDICATED SHARE CLASS FROM ITS INCEPTION TO THE PERIOD ENDED JULY 31, 2003.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MULTI CAP VALUE FUND
AN INTERVIEW WITH
DENIS J. AMATO, PORTFOLIO MANAGER

Q. THE FUND OUTPERFORMED ITS BENCHMARKS, THE RUSSELL 3000(R) VALUE INDEX AND THE RUSSELL MIDCAP(R) VALUE INDEX, DURING THE 12 MONTHS ENDED JULY 31, 2003. HOW DID YOU MANAGE THE FUND, AND WHAT CONTRIBUTED TO ITS OUTPERFORMANCE?

A. The Fund benefited largely from its small-cap exposure as such stocks performed very well during the 12-month period ended July 31, 2003. The Fund's strong performance was due to attractive valuations in the small-cap market after years of poor returns. The Fund benefited from strong individual stock selection. For example, the Fund took advantage of bargains among out-of-favor stocks in the consumer discretionary sector. Those shares rebounded from their lows to help boost the Fund's performance.

The Fund's industrial holdings hurt performance, as firms in that sector posted weak earnings due to economic instability and increased foreign competition. The Fund's cash holdings rose during the period as money flows into the Fund increased the cash allocation of the portfolio. That put a slight damper on performance as market advances made it more difficult to find investment opportunities that met the Fund's valuation criteria.

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO COMPOSITION AS A PERCENTAGE OF VALUE OF INVESTMENTS++

TOP TEN EQUITY HOLDINGS

Scientific-Atlanta, Inc. ..............    2.04%
Ameritrade Holding Corp. ..............    1.79%
Liberty Media Corp. ...................    1.59%
Transocean Sedco Forex, Inc. ..........    1.53%
Foot Locker, Inc. .....................    1.49%
SUPERVALU, Inc. .......................    1.48%
Humana, Inc. ..........................    1.44%
Borg Warner, Inc. .....................    1.44%
Pall Corp. ............................    1.41%
Hewlett-Packard Co. ...................    1.33%


PORTFOLIO COMPOSITION

(Pie Chart)

Common Stocks                              79.2%
Convertible Preferred Stocks                0.5%
Investment Companies                        4.0%
Repurchase Agreements                       9.8%
Collateral for Securities Lending           6.5%

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MULTI CAP VALUE FUND
GROWTH OF A $10,000 INVESTMENT

(Mountain Chart)

                             RUSSELL            RUSSELL
         INSTITUTIONAL       3000 (R)          MIDCAP (R)      LIPPER MULTI-CAP
             SHARES        VALUE INDEX        VALUE INDEX    VALUE FUNDS AVERAGE
  7/93    $10000.00         $10364.00          $10341.00          $10372.00
  7/94     10699.00          10398.00           10371.00           10675.00
  7/95     12806.00          12522.00           12463.00           12961.00
  7/96     13508.00          14442.00           13929.00           14570.00
  7/97     19711.00          21381.00           20104.00           20901.00
  7/98     19624.00          24933.00           22340.00           23025.00
  7/99     21170.00          28350.00           24235.00           25705.00
  7/00     23432.00          27118.00           23427.00           25744.00
  7/01     27100.00          29754.00           28255.00           29045.00
  7/02     23166.00          24872.00           26083.00           23777.00
  7/03     27782.00          27681.00           29622.00           26385.00


AVERAGE ANNUAL TOTAL RETURN1

                           1 YEAR     5 YEAR       10 YEAR       ENDING VALUE3
                           ------     ------       -------       -------------
Institutional Shares       19.92%      7.20%        10.76%         $ 27,782
                           ------     ------       -------       -------------
Class A Shares*            13.55%      5.81%        10.04%         $ 26,044
                           ------     ------       -------       -------------
Class B Shares**           13.74%      6.34%        10.48%         $ 27,080
                           ------     ------       -------       -------------
Class C Shares***          18.61%      6.63%        10.47%         $ 27,056
                           ------     ------       -------       -------------
Advisor Shares             19.26%      6.82%        10.56%         $ 27,298
                           ------     ------       -------       -------------
Russell 3000(R)
Value Index2               11.29%      2.11%        10.72%         $ 27,681
                           ------     ------       -------       -------------
Russell MidCap(R)
Value Index2               13.57%      5.81%        11.47%         $ 29,622
                           ------     ------       -------       -------------
Lipper Multi-Cap Value
Funds Average2             10.98%      2.63%         9.79%         $ 26,385
                           ------     ------       -------       -------------

*Reflects the maximum sales charge of 5.00%.
**Reflects the maximum applicable contingent deferred sales charge. ***Reflects the maximum applicable contingent deferred sales charge.

THE CHART ABOVE REPRESENTS A COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDICATED SHARE CLASS VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS, AND REPRESENTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS IN THE FUND. THE FUND'S PERFORMANCE IS MEASURED AGAINST THE RUSSELL 3000(R) VALUE INDEX, THE RUSSELL MIDCAP(R) VALUE INDEX AND THE LIPPER MULTI-CAP VALUE FUNDS AVERAGE. THE RUSSELL 3000(R) VALUE INDEX MEASURES THE PERFORMANCE OF THOSE COMPANIES IN THE RUSSELL 3000(R) INDEX WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. THE RUSSELL MIDCAP(R) VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL MIDCAP(R) COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. THE LIPPER MULTI-CAP VALUE FUNDS AVERAGE IS THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF THE MUTUAL FUNDS DESIGNATED BY LIPPER, INC. FALLING INTO THIS CATEGORY. THE RUSSELL 3000(R) VALUE INDEX AND THE RUSSELL MIDCAP(R) VALUE INDEX ARE UNMANAGED AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. HOWEVER, THE LIPPER MULTI-CAP FUNDS AVERAGE AND THE FUND'S PERFORMANCE REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING MUTUAL FUNDS OR SECURITIES.

1FOR THE PERIOD PRIOR TO AUGUST 13, 2001, THE QUOTED PERFORMANCE OF THE MULTI CAP VALUE FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS EQUITY FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF APRIL 1, 1999. PRIOR TO APRIL 1, 1999, THE QUOTED PERFORMANCE REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS EQUITY FUND INVESTOR SHARES WITH AN INCEPTION DATE OF SEPTEMBER 30, 1989. THE INCEPTION DATE FOR THE CLASS A, CLASS B AND CLASS C SHARES IS AUGUST 13, 2001. PRIOR TO SUCH DATE, THE QUOTED PERFORMANCE FOR CLASS A SHARES REFLECTS PERFORMANCE OF THE ADVISOR SHARES AND IS ADJUSTED FOR MAXIMUM SALES CHARGES. THE QUOTED PERFORMANCE OF CLASS B AND CLASS C SHARES REFLECTS THE PERFORMANCE OF THE MULTI CAP VALUE FUND ADVISOR SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. PRIOR TO AUGUST 13, 2001, THE QUOTED PERFORMANCE OF THE MULTI CAP VALUE FUND ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS EQUITY FUND INVESTOR SHARES WITH AN INCEPTION DATE OF SEPTEMBER 30, 1989. ON AUGUST 13, 2001, THE FIFTH THIRD/MAXUS EQUITY FUND BECAME THE FIFTH THIRD MULTI CAP VALUE FUND. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

2 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

3 THE ENDING VALUE REPRESENTS THE VALUE OF A $10,000 INVESTMENT IN THE INDICATED SHARE CLASS FOR THE 10-YEAR PERIOD ENDED JULY 31, 2003.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
DISCIPLINED LARGE CAP VALUE FUND
AN INTERVIEW WITH
JAMES R. KIRK, PORTFOLIO MANAGER


Q. THE FUND OUTPERFORMED ITS BENCHMARK INDEX, THE RUSSELL 1000(R) VALUE INDEX, DURING THE 12 MONTHS ENDED JULY 31, 2003. HOW DID YOU POSITION THE FUND DURING THE PERIOD, AND WHAT CONTRIBUTED TO THAT OUTPERFORMANCE?

A. We maintained our disciplined strategy of investing in undervalued, out-of-favor stocks, and the Fund benefited from strong stock selection among such shares. The stocks in the Fund's portfolio has, on average, a higher dividend yield than the overall market, and those yields also helped boost returns.

We positioned the Fund with an overweight in the information technology sector during the recent period. Technology stocks, which were selling at depressed levels, performed well as investors began to anticipate an increase in technology spending.

The Fund's performance relative to its benchmark was hurt by its underweight position in financial stocks. Such stocks outperformed the market due to falling interest rates. The Fund's overweight position in shares of materials companies also dragged on relative performance. Such stocks trailed the market as low demand and weak pricing negatively affected earnings in this sector.

In absolute terms, the Fund's value-oriented strategy hurt performance as growth stocks posted stronger returns. Earnings held up better for growth stocks than for value stocks. In addition, outperformance of value stocks in the preceding years has closed the valuation gap between growth and value stocks.

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO COMPOSITION AS A PERCENTAGE OF VALUE OF INVESTMENTS++

TOP TEN EQUITY HOLDINGS

Caterpillar, Inc. .....................    4.19%
J.P. Morgan Chase & Co. ...............    3.65%
Merrill Lynch & Co., Inc. .............    3.52%
Carnival Corp .........................    3.46%
ConocoPhillips ........................    3.17%
CVS Corp. .............................    3.11%
FleetBoston Financial Corp. ...........    3.01%
KeyCorp ...............................    3.01%
Verizon Communications, Inc. ..........    2.88%
International Paper Co. ...............    2.81%


PORTFOLIO COMPOSITION

(Pie Chart)

Common Stocks                              92.6%
Money Markets                               6.3%
Collateral for Securities Lending           1.1%

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

DISCIPLINED LARGE CAP VALUE FUND
GROWTH OF A $10,000 INVESTMENT


(Mountain Chart)

             INSTITUTIONAL   RUSSELL 1000 (R)    LIPPER EQUITY INCOME
                SHARES         VALUE INDEX           FUNDS AVERAGE
  7/93        $10000.00        $10000.00              $10000.00
  7/94         10013.00         10360.00               10432.00
  7/95         11538.00         12525.00               12230.00
  7/96         13338.00         14514.00               14063.00
  7/97         19030.00         21602.00               19364.00
  7/98         22755.00         25427.00               21607.00
  7/99         25084.00         29238.00               24169.00
  7/00         23588.00         27777.00               23514.00
  7/01         24102.00         30205.00               25327.00
  7/02         20978.00         24998.00               21218.00
  7/03         23607.00         27684.00               23005.00


AVERAGE ANNUAL TOTAL RETURN1

                                 1 YEAR     5 YEAR     10 YEAR    ENDING VALUE 3
                                 ------     ------     -------    -------------
Institutional Shares             12.53%      0.74%       8.97%        $ 23,607
                                 ------     ------     -------    -------------
Class A Shares*                   6.68%     -0.56%       8.27%        $ 22,132
                                 ------     ------     -------    -------------
Class B Shares**                  6.50%     -0.45%       7.96%        $ 21,505
                                 ------     ------     -------    -------------
Class C Shares***                11.28%     -0.19%       7.98%        $ 21,547
                                 ------     ------     -------    -------------
Russell 1000(R)
Value Index2                     10.75%      1.72%      10.72%        $ 27,684
                                 ------     ------     -------    -------------
Lipper Equity Income
Funds Average2                    8.04%      1.11%       8.60%        $ 23,005
                                 ------     ------     -------    -------------

*Reflects the maximum sales charge of 5.00%.
**Reflects the maximum applicable contingent deferred sales charge. ***Reflects the maximum applicable contingent deferred sales charge.

THE CHART ABOVE REPRESENTS A COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDICATED SHARE CLASS VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS, AND REPRESENTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS IN THE FUND. THE FUND'S PERFORMANCE IS MEASURED AGAINST THE RUSSELL 1000(R) VALUE INDEX AND THE LIPPER EQUITY INCOME FUNDS AVERAGE. THE RUSSELL 1000(R) VALUE INDEX MEASURES THE PERFORMANCE OF THE 1,000 SECURITIES FOUND IN THE RUSSELL UNIVERSE WITH A LESS-THAN-AVERAGE GROWTH ORIENTATION. COMPANIES IN THIS INDEX GENERALLY HAVE LOW PRICE-TO-BOOK AND PRICE-TO-EARNING RATIOS, HIGHER DIVIDEND YIELDS AND LOWER FORECASTED GROWTH VALUES. THE LIPPER EQUITY INCOME FUNDS AVERAGE IS THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF THE MUTUAL FUNDS DESIGNATED BY LIPPER, INC. FALLING INTO THIS CATEGORY. THE RUSSELL 1000(R) INDEX IS UNMANAGED AND DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. HOWEVER, THE LIPPER EQUITY INCOME FUNDS AVERAGE AND THE FUND'S PERFORMANCE REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING MUTUAL FUNDS OR SECURITIES.

1 THE QUOTED PERFORMANCE OF THE DISCIPLINED LARGE CAP VALUE FUND INCLUDES PERFORMANCE OF CERTAIN COLLECTIVELY MANAGED ACCOUNTS ADVISED BY FIFTH THIRD BANK, PRIOR TO THE DISCIPLINED LARGE CAP VALUE FUND'S COMMENCEMENT OF OPERATIONS ON JANUARY 27, 1997, AS ADJUSTED TO REFLECT THE EXPENSES ASSOCIATED WITH THE FUND (WITHOUT WAIVERS OR REIMBURSEMENTS). THESE COLLECTIVELY MANAGED ACCOUNTS WERE NOT REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION AND, THEREFORE, WERE NOT SUBJECT TO THE INVESTMENT RESTRICTIONS IMPOSED BY LAW ON REGISTERED MUTUAL FUNDS. IF SUCH ACCOUNTS HAD BEEN REGISTERED, THE PERFORMANCE MAY HAVE BEEN ADVERSELY AFFECTED. THE PERFORMANCE SHOWN REFLECTS THE DEDUCTION OF FEES FOR VALUE-ADDED SERVICES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE PERFORMANCE ALSO REFLECTS REINVESTMENT OF ALL DIVIDENDS AND CAPITAL-GAINS DISTRIBUTIONS. THE INCEPTION DATES FOR THE INSTITUTIONAL, CLASS B AND CLASS C SHARES OF THE DISCIPLINED LARGE CAP VALUE FUND ARE AUGUST 11, 1998, OCTOBER 11, 2000 AND JANUARY 27, 1997, RESPECTIVELY. PRIOR TO SUCH DATES, QUOTED PERFORMANCE REFLECTS PERFORMANCE OF CLASS A SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES OF CLASS B AND CLASS C SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

2 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.
3 THE ENDING VALUE REPRESENTS THE VALUE OF A $10,000 INVESTMENT IN THE INDICATED SHARE CLASS FOR THE 10-YEAR PERIOD ENDED JULY 31, 2003.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
FIFTH THIRD LIFEMODEL AGGRESSIVE FUND SM
AN INTERVIEW WITH
JOHN E. AUGUSTINE, PORTFOLIO MANAGER

Q. HOW WAS THE FUND MANAGED, AND WHAT CONTRIBUTED TO THE PERFORMANCE DURING THE FISCAL PERIOD ENDED JULY 31, 2003?

A. The LifeModel Aggressive Fund's portfolio is comprised of funds that invest in international and domestic equities as well as fixed-income securities. The Fund benefited from its bias towards equities.

We positioned the Fund with an equity bias in late 2002, as we believed that corporate earnings and economic growth were improving. That strategy hurt performance during the last few months of the calendar year, as the lingering effects of corporate accounting scandals and the buildup to the war in Iraq led to stock market volatility. We maintained the Fund's equity bias in 2003, and tilted the portfolio's equity holdings towards small- and mid-cap stocks. We believe that approach helped to boost the Fund's return, particularly as small- and mid-sized stocks performed very well during the latter half of the period.

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO COMPOSITION AS A PERCENTAGE OF VALUE OF INVESTMENTS++

FUND HOLDINGS
(Pie Chart)

Fifth Third Quality Growth Fund                24.1%
Fifth Third Small Cap Growth Fund               8.0%
Fifth Third Small Cap Value Fund                7.9%
Fifth Third Disciplined Large Cap Value Fund   24.1%
Fifth Third Intermediate Bond Fund              2.9%
Fifth Third International GDP Fund              7.8%
Fifth Third Multi Cap Value Fund               11.9%
Fifth Third Mid Cap Growth Fund                12.0%
Fifth Third Prime Money Market Fund             1.3%

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFEMODEL AGGRESSIVE FUNDSM
GROWTH OF A $10,000 INVESTMENT


(Mountain Chart)

         INSTITUTIONAL  WILSHIRE 5000   MSCI EAFE   LEHMAN BROTHERS INTERMEDIATE
            SHARES         INDEX         INDEX      GOVERNMENT/CREDIT BOND INDEX
 8/1/02   $10000.00     $10000.00     $10000.00         $10000.00
           10420.00      10059.00       9980.00          10149.00
   9/02     9700.00       9049.00       8910.00          10331.00
           10180.00       9742.00       9390.00          10290.00
           10821.00      10329.00       9817.00          10281.00
  12/02    10290.00       9757.00       9488.00          10505.00
           10120.00       9511.00       9093.00          10504.00
           10039.00       9350.00       8885.00          10652.00
   3/03    10011.00       9456.00       8717.00          10663.00
           10644.00      10231.00       9581.00          10744.00
           11277.00      10856.00      10171.00          10960.00
   6/03    11406.00      11017.00      10422.00          10952.00
   7/03    11392.00      11282.00      10676.00          10657.00



TOTAL RETURN
                               INCEPTION DATE  SINCE INCEPTION    ENDING VALUE 2
                               --------------  ---------------    --------------
Institutional Shares                8/1/02        13.92%           $  11,392
                               --------------  ---------------    --------------
Class A Shares*                     8/1/02         7.85%           $  10,785
                               --------------  ---------------    --------------
Class B Shares**                    8/1/02         7.65%           $  10,765
                               --------------  ---------------    --------------
Class C Shares***                   8/1/02        12.74%           $  11,274
                               --------------  ---------------    --------------
Wilshire 5000 Index1                              12.82%           $  11,282
                               --------------  ---------------    --------------
MSCI EAFE Index1                                   6.76%           $  10,676
                               --------------  ---------------    --------------
Lehman Brothers Intermediate
Government/Credit Bond Index1                      6.57%           $  10,657
                               --------------  ---------------    --------------

*Reflects the maximum sales charge of 5.00%.
**Reflects the maximum applicable contingent deferred sales charge. ***Reflects the maximum applicable contingent deferred sales charge.

THE CHART ABOVE REPRESENTS A COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDICATED SHARE CLASS VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS, AND REPRESENTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS IN THE FUND. THE FUND'S PERFORMANCE IS MEASURED AGAINST THE WILSHIRE 5000 INDEX, THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE, AUSTRALASIA AND FAR EAST (EAFE) INDEX, AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX. THE WILSHIRE 5000 INDEX MEASURES THE PERFORMANCE OF ALL U.S.-HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. THE MSCI EAFE IS A MARKET CAPITALIZATION-WEIGHTED EQUITY INDEX COMPRISING 20 OF THE 48 COUNTRIES IN THE MSCI UNIVERSE AND REPRESENTING THE DEVELOPED WORLD OUTSIDE OF NORTH AMERICA. EACH MSCI COUNTRY INDEX IS CREATED SEPARATELY, THEN AGGREGATED, WITHOUT CHANGE, INTO REGIONAL MSCI INDICES. EAFE PERFORMANCE DATA IS CALCULATED IN U.S. DOLLARS AND IN LOCAL CURRENCY. THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX IS COMPOSED OF INVESTMENT GRADE CORPORATE DEBT ISSUES AS WELL AS DEBT ISSUES OF U.S. GOVERNMENT AGENCIES AND THE U.S. TREASURY. THE DEBT ISSUES ALL MAINTAIN MATURITIES WITHIN A RANGE OF ONE TO TEN YEARS. THE INDICES ARE UNMANAGED AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING MUTUAL FUNDS OR SECURITIES.

1 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.
2 THE ENDING VALUE REPRESENTS THE VALUE OF A $10,000 INVESTMENT IN THE INDICATED SHARE CLASS FROM ITS INCEPTION TO THE PERIOD ENDED JULY 31, 2003.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUNDSM
AN INTERVIEW WITH
JOHN E. AUGUSTINE, PORTFOLIO MANAGER

Q. HOW WAS THE FUND MANAGED DURING THE FISCAL PERIOD ENDED JULY 31, 2003?

A. The LifeModel Moderately Aggressive Fund's portfolio is comprised of funds that invest in international and domestic equities, and fixed-income securities.

The Fund's strong performance during the period ended July 31, 2003 can be attributed to a consistent allocation bias towards equities and to the fact that we favored small-and mid-cap stocks during the latter half of the period. The Fund did not benefit from its equity bias early in the period, as stocks were volatile due to investor concerns about corporate accounting scandals and the possibility of war with Iraq. However, stocks staged a strong rally in the latter half of the period, led by small- and mid-cap shares, which helped the Fund post positive returns.

We believe strong money inflows in the Fund during the early part of the period helped performance, as we allocated much of that money near the market low in October.

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO COMPOSITION AS A PERCENTAGE OF VALUE OF INVESTMENTS++

FUND HOLDINGS

(Pie Chart)

Fifth Third Quality Growth Fund                  19.0%
Fifth Third Bond Fund                             3.9%
Fifth Third Intermediate Bond Fund               10.8%
Fifth Third Small Cap Growth Fund                 6.0%
Fifth Third Mid Cap Growth Fund                  10.0%
Fifth Third Multi Cap Value Fund                  9.9%
Fifth Third Prime Money Market Fund               1.4%
Fifth Third Disciplined Large Cap Value Fund     19.2%
Fifth Third Small Cap Value Fund                  6.0%
Fifth Third International GDP Fund                5.9%
Fifth Third Short Term Bond Fund                  7.9%

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUNDSM
GROWTH OF A $10,000 INVESTMENT


(Mountain Chart)

                           WILSHIRE      MSCI
         INSTITUTIONAL       5000        EAFE     LEHMAN BROTHERS INTERMEDIATE
            SHARES           INDEX      INDEX     GOVERNMENT/CREDIT BOND INDEX
  8/1/02  $10000.00       $10000.00   $10000.00          $10000.00
           10420.00        10059.00     9980.00           10149.00
    9/02    9700.00         9049.00     8910.00           10331.00
           10180.00         9742.00     9390.00           10290.00
           10821.00        10329.00     9817.00           10281.00
   12/02   10290.00         9757.00     9488.00           10505.00
           10120.00         9511.00     9093.00           10504.00
           10039.00         9350.00     8885.00           10652.00
    3/03   10011.00         9456.00     8717.00           10663.00
           10644.00        10231.00     9581.00           10744.00
           11277.00        10856.00    10171.00           10960.00
    6/03   11406.00        11017.00    10422.00           10952.00
    7/03   11678.00        11282.00    10676.00           10657.00



TOTAL RETURN
                               INCEPTION DATE   SINCE INCEPTION   ENDING VALUE 2
                               --------------   ---------------   --------------
Institutional Shares              8/1/02           16.78%          $ 11,678
                               --------------   ---------------   --------------
Class A Shares*                   8/1/02           10.65%          $ 11,065
                               --------------   ---------------   --------------
Class B Shares**                  8/1/02           10.70%          $ 11,070
                               --------------   ---------------   --------------
Class C Shares***                 8/1/02           15.71%          $ 11,571
                               --------------   ---------------   --------------
Wilshire 5000 Index1                               12.82%          $ 11,282
                               --------------   ---------------   --------------
MSCI EAFE Index1                                    6.76%          $ 10,676
                               --------------   ---------------   --------------
Lehman Brothers Intermediate
Government/Credit Bond Index1                       6.57%          $ 10,657
                               --------------   ---------------   --------------

*Reflects the maximum sales charge of 5.00%.
**Reflects the maximum applicable contingent deferred sales charge. ***Reflects the maximum applicable contingent deferred sales charge.

THE CHART ABOVE REPRESENTS A COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDICATED SHARE CLASS VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS, AND REPRESENTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS IN THE FUND. THE FUND'S PERFORMANCE IS MEASURED AGAINST THE WILSHIRE 5000 INDEX, THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE, AUSTRALASIA AND FAR EAST (EAFE) INDEX, AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX. THE WILSHIRE 5000 INDEX MEASURES THE PERFORMANCE OF ALL U.S.-HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. THE MSCI EAFE IS A MARKET CAPITALIZATION-WEIGHTED EQUITY INDEX COMPRISING 20 OF THE 48 COUNTRIES IN THE MSCI UNIVERSE AND REPRESENTING THE DEVELOPED WORLD OUTSIDE OF NORTH AMERICA. EACH MSCI COUNTRY INDEX IS CREATED SEPARATELY, THEN AGGREGATED, WITHOUT CHANGE, INTO REGIONAL MSCI INDICES. EAFE PERFORMANCE DATA IS CALCULATED IN U.S. DOLLARS AND IN LOCAL CURRENCY. THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX IS COMPOSED OF INVESTMENT GRADE CORPORATE DEBT ISSUES AS WELL AS DEBT ISSUES OF U.S. GOVERNMENT AGENCIES AND THE U.S. TREASURY. THE DEBT ISSUES ALL MAINTAIN MATURITIES WITHIN A RANGE OF ONE TO TEN YEARS. THE INDICES ARE UNMANAGED AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING MUTUAL FUNDS OR SECURITIES.

1 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.
2 THE ENDING VALUE REPRESENTS THE VALUE OF A $10,000 INVESTMENT IN THE INDICATED SHARE CLASS FROM ITS INCEPTION TO THE PERIOD ENDED JULY 31, 2003.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
FIFTH THIRD LIFEMODEL MODERATE FUND SM
AN INTERVIEW WITH
JOHN E. AUGUSTINE, PORTFOLIO MANAGER

Q. HOW WAS THE FUND MANAGED DURING THE FISCAL PERIOD ENDED JULY 31, 2003?

A. Our belief early in the period that improving economic data would benefit the stock market resulted in a bias towards equities. That approach initially hurt the Fund as stocks remained volatile during the first half of the 12-month period ended July 31, 2003. We also held an underweight position relative to the Fund's fixed income benchmark among fixed-income securities, and positioned those holdings with a relatively short duration. Overall, we believe that strategy hurt performance during the first half of the period as the fixed-income market continued to benefit from falling interest rates.

The Fund ultimately benefited from its bias towards equities. We found attractive investment opportunities in the small- and mid-cap sectors during the latter half of the period, which further bolstered performance as such stocks were among the period's best performers. The Fund's shorter-duration fixed-income investments benefited at the end of the period as interest rates began to rise.

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO COMPOSITION AS A PERCENTAGE OF VALUE OF INVESTMENTS++

FUND HOLDINGS

(Pie Chart)

Fifth Third Disciplined Large Cap Value fund        13.3%
Fifth Third Intermediate Bond Fund                  20.7%
Fifth Third Small Cap Growth Fund                    5.1%
Fifth Third Mid Cap Growth Fund                      8.0%
Fifth Third Multi Cap Value Fund                     8.0%
Fifth Third Prime Money Market Fund                  1.2%
Fifth Third Quality Growth Fund                     13.2%
Fifth Third International GDP Fund                   4.0%
Fifth Third Small Cap Value Fund                     5.0%
Fifth Third Bond Fund                                6.9%
Fifth Third Short Term Bond Fund                    14.6%

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
FIFTH THIRD LIFEMODEL MODERATE FUNDSM
GROWTH OF A $10,000 INVESTMENT



(MOUNTAIN CHART)

                                                         LEHMAN BROTHERS
                                                          INTERMEDIATE
             INSTITUTIONAL    WILSHIRE     MSCI EAFE    GOVERNMENT/CREDIT
                SHARES       5000 INDEX     INDEX          BOND INDEX

8/1/02         $10000.00     $10000.00     $10000.00        $10000.00
                10080.00      10059.00       9980.00         10149.00
 9/02            9594.00       9049.00       8910.00         10331.00
                 9934.00       9742.00       9390.00         10290.00
                10365.00      10329.00       9817.00         10281.00
12/02           10053.00       9757.00       9488.00         10505.00
                 9923.00       9511.00       9093.00         10504.00
                 9913.00       9350.00       8885.00         10652.00
 3/03            9894.00       9456.00       8717.00         10663.00
                10358.00      10231.00       9581.00         10744.00
                10862.00      10856.00      10171.00         10960.00
 6/03           10944.00      11017.00      10422.00         10952.00
 7/03           11066.00      11282.00      10676.00         10657.00



TOTAL RETURN
                               INCEPTION DATE  SINCE INCEPTION    ENDING VALUE 2
                               --------------  ---------------    --------------
Institutional Shares              8/1/02          10.66%           $  11,066
                               --------------  ---------------    --------------
Class A Shares*                   8/1/02           4.92%           $  10,492
                               --------------  ---------------    --------------
Class B Shares**                  8/1/02           4.58%           $  10,458
                               --------------  ---------------    --------------
Class C Shares***                 8/1/02           9.67%           $  10,967
                               --------------  ---------------    --------------
Wilshire 5000 Index1                              12.82%           $  11,282
                               --------------  ---------------    --------------
MSCI EAFE Index1                                   6.76%           $  10,676
                               --------------  ---------------    --------------
Lehman Brothers Intermediate
Government/Credit Bond Index1                      6.57%           $  10,657
                               --------------  ---------------    --------------

*Reflects the maximum sales charge of 5.00%.
**Reflects the maximum applicable contingent deferred sales charge. ***Reflects the maximum applicable contingent deferred sales charge.

THE CHART ABOVE REPRESENTS A COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDICATED SHARE CLASS VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS, AND REPRESENTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS IN THE FUND. THE FUND'S PERFORMANCE IS MEASURED AGAINST THE WILSHIRE 5000 INDEX, THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE, AUSTRALASIA AND FAR EAST (EAFE) INDEX, AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX. THE WILSHIRE 5000 INDEX MEASURES THE PERFORMANCE OF ALL U.S.-HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. THE MSCI EAFE IS A MARKET CAPITALIZATION-WEIGHTED EQUITY INDEX COMPRISING 20 OF THE 48 COUNTRIES IN THE MSCI UNIVERSE AND REPRESENTING THE DEVELOPED WORLD OUTSIDE OF NORTH AMERICA. EACH MSCI COUNTRY INDEX IS CREATED SEPARATELY, THEN AGGREGATED, WITHOUT CHANGE, INTO REGIONAL MSCI INDICES. EAFE PERFORMANCE DATA IS CALCULATED IN U.S. DOLLARS AND IN LOCAL CURRENCY. THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX IS COMPOSED OF INVESTMENT GRADE CORPORATE DEBT ISSUES AS WELL AS DEBT ISSUES OF U.S. GOVERNMENT AGENCIES AND THE U.S. TREASURY. THE DEBT ISSUES ALL MAINTAIN MATURITIES WITHIN A RANGE OF ONE TO TEN YEARS. THE INDICES ARE UNMANAGED AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING MUTUAL FUNDS OR SECURITIES.

1 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.
2 THE ENDING VALUE REPRESENTS THE VALUE OF A $10,000 INVESTMENT IN THE INDICATED SHARE CLASS FROM ITS INCEPTION TO THE PERIOD ENDED JULY 31, 2003.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUNDSM
AN INTERVIEW WITH
JOHN E. AUGUSTINE, PORTFOLIO MANAGER

Q. HOW WAS THE FUND MANAGED DURING THE FISCAL PERIOD ENDED JULY 31, 2003?

A. The Fund held a large portion of its portfolio in relatively conservative bond funds, which invested primarily in high-quality fixed-income securities. We believe that hurt performance relative to the Fund's fixed income benchmark, as investors looking for extra yield in a low-interest-rate environment favored lower-quality bonds. The Fund's fixed-income holdings also maintained a duration slightly shorter than its benchmark. This strategy hurt relative performance in 2002 and early 2003, but later, benefited the Fund as interest rates began to rise sharply at the end of the 12-months period ended July 31, 2003.

The Fund's equity investments helped performance during the full period, despite lagging in the early months of the fiscal year. Positive economic data led us to anticipate a stock market rebound early in the period, although investor concern over the potential war with Iraq--as well as fallout from accounting scandals--created volatility in the stock market in late 2002. Stocks rallied during the second half of the period, boosting the Fund's performance. The Fund benefited particularly from its exposure to small- and mid-cap stocks.

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO COMPOSITION AS A PERCENTAGE OF VALUE OF INVESTMENTS++
FUND HOLDINGS

(Pie Chart)

Fifth Third Short Term Bond Fund                    17.9%
Fifth Third International GDP Fund                   4.0%
Fifth Third Bond Fund                                8.8%
Fifth Third Disciplined Large Cap Value Fund        11.3%
Fifth Third Small Cap Growth Fund                    4.0%
Fifth Third Intermediate Bond Fund                  25.6%
Fifth Third Multi Cap Value Fund                     6.0%
Fifth Third Quality Growth Fund                     11.2%
Fifth Third Mid Cap Growth Fund                      6.0%
Fifth Third Prime Money Market Fund                  1.2%
Fifth Third Small Cap Value Fund                     4.0%

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUNDSM
GROWTH OF A $10,000 INVESTMENT

(MOUNTAIN CHART)

                                                          LEHMAN BROTHERS
                                                           INTERMEDIATE
          INSTITUTIONAL    WILSHIRE       MSCI EAFE      GOVERNMENT/CREDIT
              SHARES      5000 INDEX        INDEX           BOND INDEX
8/1/02      $10000.00      $10000.00      $10000.00         $10000.00
              9930.00       10059.00        9980.00          10149.00
9/02          9517.00        9049.00        8910.00          10331.00
              9827.00        9742.00        9390.00          10290.00
             10188.00       10329.00        9817.00          10281.00
12/02         9958.00        9757.00        9488.00          10505.00
              9858.00        9511.00        9093.00          10504.00
              9858.00        9350.00        8885.00          10652.00
3/03          9844.00        9456.00        8717.00          10663.00
             10238.00       10231.00        9581.00          10744.00
             10663.00       10856.00       10171.00          10960.00
6/03         10726.00       11017.00       10422.00          10952.00
7/03         10787.00       11282.00       10676.00          10657.00



TOTAL RETURN
                                INCEPTION DATE  SINCE INCEPTION   ENDING VALUE 2
                                --------------  ---------------   --------------
Institutional Shares                 8/1/02          7.87%          $  10,787
                                --------------  ---------------   --------------
Class A Shares*                      8/1/02          2.10%          $  10,210
                                --------------  ---------------   --------------
Class B Shares**                     8/1/02          1.81%          $  10,181
                                --------------  ---------------   --------------
Class C Shares***                    8/1/02          6.81%          $  10,681
                                --------------  ---------------   --------------
Wilshire 5000 Index1                                12.82%          $  11,282
                                --------------  ---------------   --------------
MSCI EAFE Index1                                     6.76%          $  10,676
                                --------------  ---------------   --------------
Lehman Brothers Intermediate
Government/Credit Bond Index1                        6.57%          $  10,657
                                --------------  ---------------   --------------

*Reflects the maximum sales charge of 5.00%.
**Reflects the maximum applicable contingent deferred sales charge. ***Reflects the maximum applicable contingent deferred sales charge.

THE CHART ABOVE REPRESENTS A COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDICATED SHARE CLASS VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS, AND REPRESENTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS IN THE FUND. THE FUND'S PERFORMANCE IS MEASURED AGAINST THE WILSHIRE 5000 INDEX, THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE, AUSTRALASIA AND FAR EAST (EAFE) INDEX, AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX. THE WILSHIRE 5000 INDEX MEASURES THE PERFORMANCE OF ALL U.S.-HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. THE MSCI EAFE IS A MARKET CAPITALIZATION-WEIGHTED EQUITY INDEX COMPRISING 20 OF THE 48 COUNTRIES IN THE MSCI UNIVERSE AND REPRESENTING THE DEVELOPED WORLD OUTSIDE OF NORTH AMERICA. EACH MSCI COUNTRY INDEX IS CREATED SEPARATELY, THEN AGGREGATED, WITHOUT CHANGE, INTO REGIONAL MSCI INDICES. EAFE PERFORMANCE DATA IS CALCULATED IN U.S. DOLLARS AND IN LOCAL CURRENCY. THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX IS COMPOSED OF INVESTMENT GRADE CORPORATE DEBT ISSUES AS WELL AS DEBT ISSUES OF U.S. GOVERNMENT AGENCIES AND THE U.S. TREASURY. THE DEBT ISSUES ALL MAINTAIN MATURITIES WITHIN A RANGE OF ONE TO TEN YEARS. THE INDICES ARE UNMANAGED AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING MUTUAL FUNDS OR SECURITIES.

1 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.
2 THE ENDING VALUE REPRESENTS THE VALUE OF A $10,000 INVESTMENT IN THE INDICATED SHARE CLASS FROM ITS INCEPTION TO THE PERIOD ENDED JULY 31, 2003.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
FIFTH THIRD LIFEMODEL CONSERVATIVE FUNDSM
AN INTERVIEW WITH
JOHN E. AUGUSTINE, PORTFOLIO MANAGER

Q. HOW WAS THE FUND MANAGED DURING THE FISCAL PERIOD ENDED JULY 31, 2003?

A. The LifeModel Conservative Fund invests a significant amount of its assets in fixed-income issues. The Fund's relative performance was dampened by its exposure to high-quality fixed-income securities, which under-performed lower-quality issues in the bond market. We also positioned the Fund with a duration shorter than that of its benchmark. We believe that strategy hurt relative performance during the first three quarters of the 12-month period ended July 31, 2003, but helped the Fund late in the period as interest rates began to rise.

The Fund benefited from its stock exposure during the period, particularly its exposure to small- and mid-cap stocks. The stock market was very volatile early in the period but rallied during the second half, significantly outperforming bonds for the full period.

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO COMPOSITION AS A PERCENTAGE OF VALUE OF INVESTMENTS++

FUND HOLDINGS

(Pie Chart)

Fifth Third  Short Term Bond Fund                  25.1%
Fifth Third Small Cap Growth Fund                   4.1%
Fifth Third Intermediate Bond Fund                 35.8%
Fifth Third Quality Growth Fund                     4.3%
Fifth Third Prime Money Market Fund                 0.3%
Fifth Third Disciplined Large Cap Value Fund        4.3%
Fifth Third Bond Fund                              11.9%
Fifth Third International GDP Fund                  2.0%
Fifth Third Multi Cap Value Fund                    4.0%
Fifth Third Mid Cap Growth Fund                     4.1%
Fifth Third Small Cap Value Fund                    4.1%

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFEMODEL CONSERVATIVE FUNDSM
GROWTH OF A $10,000 INVESTMENT

(MOUNTAIN CHART)

                                                 Lehman Brothers
                                                   Intermediate
       Institutional   Wilshire    MSCI EAFE     Government/Credit
           Shares     5000 Index     Index         Bond Index
8/1/02   $10000.00    $10000.00    $10000.00      $10000.00
          10090.00     10059.00      9980.00       10149.00
  9/02     9909.00      9049.00      8910.00       10331.00
          10049.00      9742.00      9390.00       10290.00
          10290.00     10329.00      9817.00       10281.00
 12/02    10233.00      9757.00      9488.00       10505.00
          10192.00      9511.00      9093.00       10504.00
          10243.00      9350.00      8885.00       10652.00
  3/03    10245.00      9456.00      8717.00       10663.00
          10488.00     10231.00      9581.00       10744.00
          10813.00     10856.00     10171.00       10960.00
  6/03    10840.00     11017.00     10422.00       10952.00
  7/03    10758.00     11282.00     10676.00       10657.00



TOTAL RETURN
                               INCEPTION DATE  SINCE INCEPTION    ENDING VALUE 2
                               --------------  ---------------    --------------
Institutional Shares                8/1/02         7.58%           $  10,758
                               --------------  ---------------    --------------
Class A Shares*                     8/1/02         1.90%           $  10,190
                               --------------  ---------------    --------------
Class B Shares**                    8/1/02         1.54%           $  10,154
                               --------------  ---------------    --------------
Class C Shares***                   8/1/02         6.58%           $  10,658
                               --------------  ---------------    --------------
Wilshire 5000 Index1                              12.82%           $  11,282
                               --------------  ---------------    --------------
MSCI EAFE Index1                                   6.76%           $  10,676
                               --------------  ---------------    --------------
Lehman Brothers Intermediate
Government/Credit Bond Index1                      6.57%           $  10,657
                               --------------  ---------------    --------------

*Reflects the maximum sales charge of 5.00%.
**Reflects the maximum applicable contingent deferred sales charge. ***Reflects the maximum applicable contingent deferred sales charge.

THE CHART ABOVE REPRESENTS A COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDICATED SHARE CLASS VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS, AND REPRESENTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS IN THE FUND. THE FUND'S PERFORMANCE IS MEASURED AGAINST THE WILSHIRE 5000 INDEX, THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE, AUSTRALASIA AND FAR EAST (EAFE) INDEX, AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX. THE WILSHIRE 5000 INDEX MEASURES THE PERFORMANCE OF ALL U.S.-HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. THE MSCI EAFE IS A MARKET CAPITALIZATION-WEIGHTED EQUITY INDEX COMPRISING 20 OF THE 48 COUNTRIES IN THE MSCI UNIVERSE AND REPRESENTING THE DEVELOPED WORLD OUTSIDE OF NORTH AMERICA. EACH MSCI COUNTRY INDEX IS CREATED SEPARATELY, THEN AGGREGATED, WITHOUT CHANGE, INTO REGIONAL MSCI INDICES. EAFE PERFORMANCE DATA IS CALCULATED IN U.S. DOLLARS AND IN LOCAL CURRENCY. THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX IS COMPOSED OF INVESTMENT GRADE CORPORATE DEBT ISSUES AS WELL AS DEBT ISSUES OF U.S. GOVERNMENT AGENCIES AND THE U.S. TREASURY. THE DEBT ISSUES ALL MAINTAIN MATURITIES WITHIN A RANGE OF ONE TO TEN YEARS. THE INDICES ARE UNMANAGED AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING MUTUAL FUNDS OR SECURITIES.

1 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.
2 THE ENDING VALUE REPRESENTS THE VALUE OF A $10,000 INVESTMENT IN THE INDICATED SHARE CLASS FROM ITS INCEPTION TO THE PERIOD ENDED JULY 31, 2003.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
STRATEGIC INCOME FUND
AN INTERVIEW WITH
JOHN B. SCHMITZ, PORTFOLIO MANAGER


Q. THE FUND UNDERPERFORMED ITS BENCHMARK INDEX, THE LEHMAN BROTHERS INTERMEDIATE CREDIT BOND INDEX, FOR THE 12-MONTH PERIOD ENDED JULY 31, 2003. HOW WAS THE FUND MANAGED, AND WHAT CONTRIBUTED TO THE FUND'S UNDERPERFOR-MANCE DURING THE PERIOD?

A. We worked during the 12-month period ended July 31, 2003 to improve the average credit quality of the portfolio. 94% of the Fund's preferred-stock investments were rated above investment grade on July 31, 2003, up from 80% at the beginning of the period. We believe that helped the Fund by maintaining stable dividends for shareholders in an environment where interest rates fell to dramatic lows. Our strategy of holding investment grade securities hurt the Fund's relative performance, as lower-quality issues performed better than high-quality securities.

We broadened the Fund's asset mix to include dividend-growth-oriented common stock and high-quality real estate investment trusts (REITs). These investments helped the Fund to generate higher income for shareholders. This was especially important as declining interest rates reduced yields on many investment vehicles. That strategy helped performance later in the period.

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO COMPOSITION AS A PERCENTAGE OF VALUE OF INVESTMENTS++

TOP TEN HOLDINGS

Washington Mutual, Inc. ...............    1.78%
Bank One Capital V ....................    1.44%
Weingarten Realty Investors ...........    1.36%
General Electric Corp. ................    1.34%
Bell South . ..........................    1.19%
Conagra, Inc. .........................    1.19%
Wachovia Funding ......................    1.19%
Pan Pacific Retail Properties, Inc. ...    1.14%
Vornado Realty Trust ..................    1.14%
Kimco Realty Corp. ....................    1.10%

PORTFOLIO COMPOSITION

(Pie Chart)

Investment Companies                       12.7%
U.S. Treasury Obligations                   1.6%
Corporate Bonds                             7.8%
Corporate Bonds Equivalents                38.5%
Preferred Stocks                           20.3%
Convertible Preferred Stocks                1.7%
Common Stocks                              16.5%
Money Markets                               0.9%

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
STRATEGIC INCOME FUND
GROWTH OF A $10,000 INVESTMENT

(Mountain Chart)

        INSTITUTIONAL     LEHMAN BROTHERS INTERMEDIATE   LIPPER FLEXIBLE INCOME
           SHARES              CREDIT BOND INDEX              FUNDS AVERAGE
  7/93   $10000.00                 $10194.00                   $10126.00
  7/94     9805.00                  10096.00                    10227.00
  7/95    10731.00                  11167.00                    11093.00
  7/96    11645.00                  11806.00                    11800.00
  7/97    13251.00                  13072.00                    13062.00
  7/98    13980.00                  13923.00                    13561.00
  7/99    14340.00                  14337.00                    13496.00
  7/00    15007.00                  15054.00                    13769.00
  7/01    17065.00                  17088.00                    14726.00
  7/02    18243.00                  18034.00                    15259.00
  7/03    19683.00                  19816.00                    15932.00


AVERAGE ANNUAL TOTAL RETURN1

                                  1 YEAR    5 YEAR    10 YEAR     ENDING VALUE 3
                                  ------    ------    -------     --------------
Institutional Shares               7.89%     7.08%     7.01%         $ 19,683
                                  ------    ------    -------     --------------
Class C Shares*                    6.82%     6.46%     6.70%         $ 19,121
                                  ------    ------    -------     --------------
Advisor Shares                     7.36%     6.73%     6.83%         $ 19,364
                                  ------    ------    -------     --------------
Lehman Brothers Intermediate
Credit Bond Index2                 9.89%     7.31%     7.08%         $ 19,816
                                  ------    ------    -------     --------------
Lipper Flexible Income
Funds Average2                     3.32%     2.59%     4.08%         $ 15,932
                                  ------    ------    -------     --------------

*Reflects the maximum applicable contingent deferred sales charge.


THE CHART ABOVE REPRESENTS A COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDICATED SHARE CLASS VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS, AND REPRESENTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS IN THE FUND. THE FUND'S PERFORMANCE IS MEASURED AGAINST THE LEHMAN BROTHERS INTERMEDIATE CREDIT BOND INDEX AND THE LIPPER FLEXIBLE INCOME FUNDS AVERAGE. THE LEHMAN BROTHERS INTERMEDIATE CREDIT BOND INDEX IS GENERALLY REPRESENTATIVE OF INVESTMENT GRADE CORPORATE BONDS WITH MATURITIES FROM ONE TO TEN YEARS. THE LIPPER FLEXIBLE INCOME FUNDS AVERAGE IS THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF THE MUTUAL FUNDS DESIGNATED BY LIPPER, INC. FALLING INTO THIS CATEGORY. THE LEHMAN BROTHERS INTERMEDIATE CREDIT BOND INDEX IS UNMANAGED AND DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. HOWEVER, THE LIPPER FLEXIBLE INCOME FUNDS AVERAGE AND THE FUND'S PERFORMANCE REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING MUTUAL FUNDS OR SECURITIES.

1 FOR THE PERIOD PRIOR TO OCTOBER 22, 2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD STRATEGIC INCOME FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS INCOME FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF SEPTEMBER 1, 1998. PRIOR TO SEPTEMBER 1, 1998 THE QUOTED PERFORMANCE REFLECTS THE PERFORMANCE FOR THE FIFTH THIRD/MAXUS INCOME FUND INVESTOR SHARES. CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001. THE PERFORMANCE FIGURES FOR CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR ADVISOR SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS C SHARES. PRIOR TO OCTOBER 22, 2001, THE QUOTED PERFORMANCE FOR ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS INCOME FUND INVESTOR SHARES WITH AN INCEPTION DATE OF MARCH 10, 1985. ON OCTOBER 22, 2001, THE FIFTH THIRD/MAXUS INCOME FUND BECAME THE FIFTH THIRD STRATEGIC INCOME FUND. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

2 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.
3 THE ENDING VALUE REPRESENTS THE VALUE OF A $10,000 INVESTMENT IN THE INDICATED SHARE FOR THE 10-YEAR PERIOD ENDED JULY 31, 2003.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

TECHNOLOGY FUND
AN INTERVIEW WITH
SUNIL M. REDDY, PORTFOLIO MANAGER

Q. THE FUND SIGNIFICANTLY OUTPERFORMED ITS BENCHMARK, THE MERRILL LYNCH TECHNOLOGY 100 INDEX, DURING THE 12-MONTH PERIOD ENDED JULY 31, 2003. HOW DID YOU MANAGE THE FUND DURING THAT PERIOD, AND WHAT CONTRIBUTED TO THE FUND'S SUPERIOR PERFORMANCE?

A. Technology stocks' returns fluctuated considerably during the 12-month period ended July 31, 2003, contributing to volatile returns for the Fund. The sector fared poorly early in the period, and then posted gains during the fourth quarter of 2002. Technology stocks fell again through mid-March, and then rebounded sharply through the end of the period. Technology stocks delivered sizable gains for the period as a whole, helping the Fund post strong absolute returns.

The Fund's returns relative to the benchmark benefited from its overweight positions in shares of semiconductor, software and e-commerce firms, as those sectors outperformed the index. The Fund's investments in shares of mid-cap and small-cap stocks also boosted relative returns, because smaller stocks outperformed the large caps that comprise most of the index.

We maintained an underweight position in the Internet sector as a whole, because many companies in that industry are relatively new and have unproven business models. However, that decision hurt relative returns, because Internet stocks performed extremely well during the period.

+THE FUND'S VALUE AND ITS RETURNS MAY BE CONSIDERABLY MORE VOLATILE AND POSE GREATER RISKS DUE TO THE NATURE OF THE TECHNOLOGY SECTOR (SHORT PRODUCT CYCLES, PRICE COMPETITION, OBSOLESCENCE OF EXISTING TECHNOLOGY) THAN THE VALUES AND RETURNS OF OTHER MUTUAL FUNDS INVESTED IN A BROADER RANGE OF INDUSTRIES AND COMPANIES.

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO COMPOSITION AS A PERCENTAGE OF VALUE OF INVESTMENTS++

TOP TEN EQUITY HOLDINGS

Agere Systems, Inc. ...................    5.51%
BEA Systems, Inc. .....................    5.36%
LSI Logic Corp. .......................    5.04%
Applied Materials, Inc. ...............    3.96%
Agilent Technologies, Inc. ............    3.82%
Verisign, Inc. ........................    3.61%
EMC Corp. .............................    3.60%
Analog Devices, Inc. ..................    3.59%
UnitedGlobalCom .......................    3.43%
Broadcom Corp. ........................    3.37%

PORTFOLIO COMPOSITION

(Pie Chart)

Common Stocks                              76.0%
Money Markets                               1.6%
Collateral for Securities Lending          22.4%

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

TECHNOLOGY FUND
GROWTH OF A $10,000 INVESTMENT


(Mountain Chart)

          INSTITUTIONAL    MERRILL LYNCH 100   LIPPER SCIENCE & TECHNOLOGY
              SHARES        TECHNOLOGY INDEX           FUNDS AVERAGE
  6/5/00   $10000.00            $10000.00                 $10000.00
    7/00     9605.00             10590.00                  10907.00
    7/01     5233.00              4886.00                   5282.00
    7/02     2801.00              2615.00                   2894.00
    7/03     4401.00              3559.00                   3702.00

AVERAGE ANNUAL TOTAL RETURN1

                              INCEPTION               SINCE       ENDING
                                 DATE      1 YEAR   INCEPTION     VALUE 3
                              ---------    ------   ---------    ---------
Institutional Shares             6/5/00    57.12%    -22.92%      $ 4,401
                              ---------    ------   ---------    ---------
Class A Shares*                  6/5/00    49.05%    -24.32%      $ 4,152
                              ---------    ------   ---------    ---------
Class B Shares**                 6/5/00    50.70%    -24.35%      $ 4,147
                              ---------    ------   ---------    ---------
Class C Shares***                6/5/00    55.43%    -23.71%      $ 4,259
                              ---------    ------   ---------    ---------
Advisor Shares                   6/5/00    56.26%    -23.32%      $ 4,329
                              ---------    ------   ---------    ---------
Merrill Lynch 100
Technology Index2                          36.11%    -27.84%      $ 3,559
                              ---------    ------   ---------    ---------
Lipper Science & Technology
Funds Average2                             27.93%    -28.07%      $ 3,702
                              ---------    ------   ---------    ---------

*Reflects the maximum sales charge of 5.00%.
**Reflects the maximum applicable contingent deferred sales charge. ***Reflects the maximum applicable contingent deferred sales charge.

THE CHART ABOVE REPRESENTS A COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDICATED SHARE CLASS VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS, AND REPRESENTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS IN THE FUND. THE FUND'S PERFORMANCE IS MEASURED AGAINST THE MERRILL LYNCH 100 TECHNOLOGY INDEX AND THE LIPPER SCIENCE & TECHNOLOGY FUNDS AVERAGE. THE MERRILL LYNCH 100 TECHNOLOGY INDEX IS AN EQUAL-DOLLAR WEIGHTED INDEX OF 100 STOCKS DESIGNED TO MEASURE THE PERFORMANCE OF A CROSS-SECTION OF LARGE, ACTIVELY TRADED TECHNOLOGY STOCKS AND AMERICAN DEPOSITARY RECEIPTS. THE LIPPER SCIENCE AND TECHNOLOGY FUNDS AVERAGE IS THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF THE MUTUAL FUNDS DESIGNATED BY LIPPER, INC. FALLING INTO THIS CATEGORY. THE MERRILL LYNCH 100 TECHNOLOGY INDEX IS UNMANAGED AND DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. HOWEVER, THE LIPPER SCIENCE & TECHNOLOGY FUNDS AVERAGE AND THE FUND'S PERFORMANCE REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING MUTUAL FUNDS OR SECURITIES.

1 THE INCEPTION DATE FOR THE INSTITUTIONAL, CLASS A AND CLASS C SHARES OF THE TECHNOLOGY FUND IS JUNE 5, 2000. THE INCEPTION DATE FOR CLASS B AND ADVISOR SHARES IS OCTOBER 11, 2000 AND OCTOBER 29, 2001, RESPECTIVELY. THE QUOTED PERFORMANCE PRIOR TO THE INCEPTION OF CLASS B AND ADVISOR SHARES IS BASED ON THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

2 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.
3 THE ENDING VALUE REPRESENTS THE VALUE OF A $10,000 INVESTMENT IN THE INDICATED SHARE CLASS FROM ITS INCEPTION TO THE PERIOD ENDED JULY 31, 2003

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
WORLDWIDE FUND
AN INTERVIEW WITH
ALAN MILLER, PORTFOLIO MANAGER

Q. THE FUND SLIGHTLY UNDERPERFORMED ITS BENCHMARK THE MSCI WORLD INDEX, FOR THE 12 MONTHS ENDED JULY 31, 2003. HOW WAS THE FUND MANAGED DURING THAT PERIOD, AND WHAT CONTRIBUTED TO THAT PERFORMANCE?

A. The Fund's broadly diversified portfolio of securities (through investments in mutual funds) benefited from gains in domestic and international stock markets, primarily during the last three months of the period. During the first three-quarters of the 12-month period ended July 31, 2003, we approached the stock market with caution and positioned the Fund very defensively. For example, we hedged our positions through investments in selected bear-market mutual funds. Our cautious attitude caused the Fund to miss gains during short-lived rallies early in the period.

We positioned the Fund much more aggressively during the last three months of the 12-month period. We were attracted to low valuations among oversold small-cap growth stocks, which rebounded late in the period and boosted the Fund's relative returns. The Fund also found attractive opportunities in emerging markets; specifically Southeast Asian markets that were hard hit by the SARS epidemic. We believed that investors were overrating the economic impact of SARS in Southeast Asian markets. We boosted our investment in securities that concentrate on that region, which benefited performance.

The Japanese market remained weak during the period as its economy continued to falter and consumer spending remained weak. Although the Fund's exposure to Japan was underweight relative to its benchmark, those investments still put a slight curb on overall performance.

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO COMPOSITION AS A PERCENTAGE OF VALUE OF INVESTMENTS++

TOP TEN HOLDINGS

Mutual Series European ................    5.94%
Rydex Dynamic Velocity 100 ............    5.65%
Third Ave Small-Cap Value .............    5.36%
Matthews Pacific Tiger ................    4.71%
RS Partners Fund ......................    4.38%
Wasatch Small Cap Value ...............    4.16%
Oakmark International Small Cap .......    4.09%
Matthews China ........................    3.93%
Van Wagoner Emerging Growth Fund ......    3.81%
Red Oak Technology Select .............    3.55%


PORTFOLIO COMPOSITION

(Pie Chart)

Mutual Funds                               97.1%
Money Markets                               2.9%

 MANAGEMENT DISCUSSION OF FUND PERFORMANCE

 WORLDWIDE FUND
GROWTH OF A $10,000 INVESTMENT


(Mountain Chart)

         INSTITUTIONAL SHARES   MSCI WORLD INDEX    LIPPER GLOBAL FUNDS AVERAGE
  7/93        $10000.00            $10460.00                 $10590.00
  7/94         10312.00             11060.00                  11740.00
  7/95         11128.00             12675.00                  13258.00
  7/96         12370.00             13857.00                  14401.00
  7/97         15856.00             18452.00                  19346.00
  7/98         17891.00             20687.00                  21565.00
  7/99         23248.00             23979.00                  23870.00
  7/00         29973.00             26304.00                  28448.00
  7/01         23525.00             21363.00                  23668.00
  7/02         20017.00             16874.00                  19411.00
  7/03         21695.00             18448.00                  20875.00


AVERAGE ANNUAL TOTAL RETURN1

                        1 YEAR    5 YEAR    10 YEAR  ENDING VALUE 3
                        ------    ------    -------  --------------
Institutional Shares    8.38%     3.93%     8.05%        $ 21,695
                        ------    ------    -------  --------------
Class C Shares*         7.20%     3.19%     7.67%        $ 20,934
                        ------    ------    -------  ----- ---------
Advisor Shares          7.84%     3.42%     7.78%        $ 21,162
                        ------    ------    -------  --------------
MSCI World Index2       9.32%    -2.27%     6.31%        $ 18,448
                        ------    ------    -------  --------------
Lipper Global
Funds Average2          8.34%    -0.81%     7.40%        $ 20,875
                        ------    ------    -------  --------------

*Reflects the maximum applicable contingent deferred sales charge.

THE CHART ABOVE REPRESENTS A COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDICATED SHARE CLASS VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS, AND REPRESENTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS IN THE FUND. THE FUND'S PERFORMANCE IS MEASURED AGAINST THE MORGAN STANLEY CAPITAL INTERNATIONAL
(MSCI) WORLD INDEX AND THE LIPPER GLOBAL FUNDS AVERAGE. THE MSCI WORLD INDEX IS A MARKET CAPITALIZATION WEIGHTED INDEX OF THE EQUITY MARKETS OF 23 DEVELOPED COUNTRIES. THE LIPPER GLOBAL FUNDS AVERAGE IS THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF THE MUTUAL FUNDS DESIGNATED BY LIPPER, INC. FALLING INTO THIS CATEGORY. THE MSCI WORID INDEX IS UNMANAGED AND DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. HOWEVER, THE LIPPER GLOBAL FUNDS AVERAGE AND THE FUND'S PERFORMANCE REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING MUTUAL FUNDS OR SECURITIES.

1 FOR THE PERIOD PRIOR TO AUGUST 13, 2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD WORLDWIDE FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS LAUREATE FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF FEBRUARY 1, 1998. PRIOR TO FEBRUARY 1, 1998, THE QUOTED PERFORMANCE REFLECTS THE PERFORMANCE FOR THIRD/MAXUS LAUREATE FUND INVESTOR SHARES. CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001. THE PERFORMANCE FIGURES FOR CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR ADVISOR SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS C SHARES. PRIOR TO AUGUST 13, 2001, THE QUOTED PERFORMANCE FOR ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS LAUREATE FUND INVESTOR SHARES WITH AN INCEPTION DATE OF APRIL 30, 1993. ON AUGUST 13, 2001, THE FIFTH THIRD/MAXUS LAUREATE FUND BECAME THE FIFTH THIRD WORLDWIDE FUND. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

2 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.
3 THE ENDING VALUE REPRESENTS THE VALUE OF A $10,000 INVESTMENT IN THE INDICATED SHARE CLASS FOR THE 10-YEAR PERIOD ENDED JULY 31, 2003.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
INTERNATIONAL EQUITY FUND+
AN INTERVIEW WITH
ANN THIVIERGE, PORTFOLIO MANAGER

Q. THE FUND LAGGED ITS BENCHMARK, THE MSCI EAFE INDEX, DURING THE 12-MONTH PERIOD ENDED JULY 31, 2003. HOW DID YOU MANAGE THE FUND DURING THAT PERIOD, AND WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

A. The Fund posted negative returns during the first three-quarters of the 12-month period ended July 31, 2003, as stocks around the world struggled. Stocks then rose sharply during the final quarter of the period, helping to boost the Fund's absolute returns.

We were underweight in information technology as part of our defensive strategy. That hurt returns for the period as a whole, because the technology stocks' surge near the end of the period made them the best-performing sector during the fiscal year. The Fund's overweight position in sectors such as energy and consumer staples and its underweight stake in banks also dragged on returns.

We believe our defensive positioning of the Fund helped the Fund's performance in the market sell-off phase in the beginning of the 12-month period. That held back our relative performance for the latter months as the equity markets moved sharply higher between April and July 2003.

The Fund's country allocations helped relative performance during the period. Overweight positions in the United Kingdom, Spain and Russia and an underweight position in Japan boosted returns. The Fund also benefited from its overweight allocation to the Euro as the currency appreciated considerably versus the U.S. dollar. The Fund's underweight position in more growth-oriented and cyclical markets such as Germany and Australia hurt relative performance.

+INTERNATIONAL INVESTING INVOLVES INCREASED RISK AND VOLATILITY.
++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO COMPOSITION AS A PERCENTAGE OF VALUE OF INVESTMENTS++

TOP TEN EQUITY HOLDINGS

Vodafone Airtouch .....................    2.60%
BP Amoco ..............................    2.30%
Glaxosmithkline .......................    1.85%
Royal Dutch Petroleum .................    1.73%
HSBC Holdings .........................    1.69%
Toyota Motor Corp. ....................    1.53%
Nestle ................................    1.36%
Novartis AG ...........................    1.34%
UBS AG ................................    1.20%
Unilever NV ...........................    1.14%



PORTFOLIO COMPOSITION

(PIE CHART)

EUROPE                                     57.1%
AUSTRALIA                                   3.8%
CHINA                                       0.6%
HONG KONG                                   3.4%
JAPAN                                      23.8%
MALAYSIA                                    0.9%
SIGNAPORE                                   1.6%
MONEY MARKETS                               4.4%
COLLATERAL FOR SECURITIES LENDING           4.4%

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

INTERNATIONAL EQUITY FUND
GROWTH OF A $10,000 INVESTMENT



(Mountain Chart)

                 INSTITUTIONAL   MSCI EAFE     LIPPER INTERNATIONAL
                    SHARES         INDEX           FUNDS AVERAGE
   8/18/1994      $10000.00      $10000.00           $10000.00
        7/95        9830.00       10477.00            10265.00
        7/96       10740.00       10879.00            10905.00
        7/97       13079.00       12886.00            13709.00
        7/98       14817.00       13627.00            14750.00
        7/99       15486.00       14991.00            15697.00
        7/00       16770.00       16381.00            18231.00
        7/01       13817.00       12870.00            14145.00
        7/02       11842.00       10726.00            11896.00
        7/03       12134.00       11451.00            12504.00


AVERAGE ANNUAL TOTAL RETURN1

                         INCEPTION                        SINCE      ENDING
                            DATE    1 YEAR    5 YEAR    INCEPTION    VALUE 3
                         ---------  ------    ------   ----------  ----------
Institutional Shares      8/18/94    2.47%    -3.92%      2.18%     $ 12,134
                         ---------  ------    ------   ----------  ----------
Class A Shares*           8/18/94   -2.58%    -5.03%      1.52%     $ 11,443
                         ---------  ------    ------   ----------  ----------
Class B Shares**          8/18/94   -3.55%    -5.11%      1.21%     $ 11,133
                         ---------  ------    ------   ----------  ----------
Class C Shares***         8/18/94    1.35%    -4.79%      1.32%     $ 11,248
                         ---------  ------    ------   ----------  ----------
MSCI EAFE Index2                     6.76%    -3.42%      1.53%     $ 11,451
                         ---------  ------    ------   ----------  ----------
Lipper International
Funds Average2                       4.36%    -3.51%      2.35%     $ 12,504
                         ---------  ------    ------   ----------  ----------

*Reflects the maximum sales charge of 5.00%.
**Reflects the maximum applicable contingent deferred sales charge. ***Reflects the maximum applicable contingent deferred sales charge.

THE CHART ABOVE REPRESENTS A COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDICATED SHARE CLASS VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS, AND REPRESENTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS IN THE FUND. THE FUND'S PERFORMANCE IS MEASURED AGAINST THE MORGAN STANLEY CAPITAL INTERNATIONAL
(MSCI) EUROPE, AUSTRALASIA AND FAR EAST (EAFE) INDEX AND THE LIPPER INTERNATIONAL FUNDS AVERAGE. THE MSCI EAFE INDEX IS GENERALLY REPRESENTATIVE OF A SAMPLE OF COMPANIES OF THE MARKET STRUCTURE OF 20 EUROPEAN AND PACIFIC BASIN COUNTRIES. THE LIPPER INTERNATIONAL FUNDS AVERAGE IS THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF THE MUTUAL FUNDS DESIGNATED BY LIPPER, INC. FALLING INTO THIS CATEGORY. THE MSCI EAFE INDEX IS UNMANAGED AND DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. HOWEVER, THE LIPPER INTERNATIONAL FUNDS AVERAGE AND THE FUND'S PERFORMANCE REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING MUTUAL FUNDS OR SECURITIES.

1 CLASS A SHARES WERE INITIALLY OFFERED ON AUGUST 18, 1994. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 11, 2000 AND APRIL 25, 1996, RESPECTIVELY. THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. INSTITUTIONAL SHARES WERE INITIALLY OFFERED ON OCTOBER 9, 1998. THE PERFORMANCE FIGURES FOR INSTITUTIONAL SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

2 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.
3 THE ENDING VALUE REPRESENTS THE VALUE OF A $10,000 INVESTMENT IN THE INDICATED SHARE CLASS FROM ITS INCEPTION TO THE PERIOD ENDED JULY 31, 2003.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
INTERNATIONAL GDP FUND+
AN INTERVIEW WITH
DAVID C. EDER, PORTFOLIO MANAGER

Q. THE FUND UNDERPERFORMED ITS BENCHMARK, THE MSCI EAFE INDEX, DURING THE 12 MONTHS ENDED JULY 31, 2003. HOW DID YOU MANAGE THE FUND, AND WHAT CONTRIBUTED TO ITS PERFORMANCE DURING THE PERIOD?

A. Global markets during the12-month period ended July 31, 2003 rebounded as Central Banks worldwide adopted more stimulative monetary policies. What's more, a weakening U.S. dollar pushed overseas currencies higher--increasing the dollar value of overseas shares denominated in foreign currencies. The euro rose 14.9% during the 12 months through July 2003, and the United Kingdom's pound sterling rose 3%. Those factors boosted the absolute performance of the Fund.

The Fund's portfolio allocation is based upon each country's relative Gross Domestic Product2 rather than market capitalization. Therefore, the Fund was overweight Euro countries such as Germany, France and Italy relative to its benchmark. The Fund also underweighted the United Kingdom, as that country's GDP is small despite its relatively large stock market. Those weightings helped the Fund's relative performance as the Euro countries performed well and the United Kingdom fared relatively poorly during the period.

The Fund's largest individual country allocation was Japan. That hurt the Fund as Japan's economy has continued to falter and its currency fell during the period. The Fund's relative performance was also hurt by its emphasis on large-cap stocks, as shares of small-cap companies posted some of the best returns during the period.

+INTERNATIONAL INVESTING INVOLVES INCREASED RISK AND VOLATILITY.
++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO COMPOSITION AS A PERCENTAGE OF VALUE OF INVESTMENTS++

TOP TEN EQUITY HOLDINGS

BP Amoco ..............................    2.83%
Total Fina ............................    2.30%
Vodafone Airtouch .....................    2.28%
HSBC Holdings .........................    2.17%
Glaxosmithkline .......................    2.06%
Royal Bank of Scotland Group ..........    1.77%
Nokia Oyj .............................    1.43%
ENI ...................................    1.41%
Toyota Motor Corp. ....................    1.29%
Siemens AG ............................    1.28%


PORTFOLIO COMPOSITION

(Pie Chart)

Europe                                     63.9%
Australia                                   4.9%
Hong Kong                                   1.5%
Japan                                      22.1%
Signapore                                   0.7%
Money Markets                               1.0%
Collateral for Securities lending           5.9%

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

INTERNATIONAL GDP FUND
GROWTH OF A $10,000 INVESTMENT

(Mountain Chart)

           INSTITUTIONAL    MSCI EAFE   LIPPER INTERNATIONAL
               SHARES         INDEX       FUNDS AVERAGE
     7/93   $10000.00      $10542.00        $10612.00
     7/94    11523.00       11443.00         11922.00
     7/95    11879.00       12274.00         12583.00
     7/96    13068.00       12745.00         13368.00
     7/97    15409.00       15097.00         16824.00
     7/98    16074.00       15965.00         18173.00
     7/99    17765.00       17564.00         19185.00
     7/00    19035.00       19192.00         22281.00
     7/01    14378.00       15079.00         17282.00
     7/02    11694.00       12567.00         14568.00
     7/03    12382.00       13416.00         15278.00


AVERAGE ANNUAL TOTAL RETURN1

                          1 YEAR         5 YEAR    10 YEAR   ENDING VALUE 3
                          ------        -------    -------   ---------------
Institutional Shares       5.88%         -5.08%     2.16%       $  12,382
                          ------        -------    -------   ---------------
Class A Shares*            0.18%         -6.35%     1.37%       $  11,461
                          ------        -------    -------   ---------------
Class B Shares**          -0.18%         -6.37%     1.17%       $  11,233
                          ------        -------    -------   ---------------
Class C Shares***          4.65%         -6.08%     1.16%       $  11,222
                          ------        -------    -------   ---------------
MSCI EAFE Index2           6.76%         -3.42%     2.98%       $  13,416
                          ------        -------    -------   ---------------
Lipper International
Funds Average2             4.36%         -3.51%     4.02%       $  15,278
                          ------        -------    -------   ---------------

*Reflects the maximum sales charge of 5.00%.
**Reflects the maximum applicable contingent deferred sales charge. ***Reflects the maximum applicable contingent deferred sales charge.

THE CHART ABOVE REPRESENTS A COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDICATED SHARE CLASS VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS, AND REPRESENTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS IN THE FUND. THE FUND'S PERFORMANCE IS MEASURED AGAINST THE MORGAN STANLEY CAPITAL INTERNATIONAL
(MSCI) EUROPE, AUSTRALASIA AND FAR EAST (EAFE) INDEX AND THE LIPPER INTERNATIONAL FUNDS AVERAGE. THE MSCI EAFE INDEX IS GENERALLY REPRESENTATIVE OF A SAMPLE OF COMPANIES OF THE MARKET STRUCTURE OF 20 EUROPEAN AND PACIFIC BASIN COUNTRIES. THE LIPPER INTERNATIONAL FUNDS AVERAGE IS THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF THE MUTUAL FUNDS DESIGNATED BY LIPPER, INC. FALLING INTO THIS CATEGORY. THE MSCI EAFE INDEX IS UNMANAGED AND DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. HOWEVER, THE LIPPER INTERNATIONAL FUNDS AVERAGE AND THE FUND'S PERFORMANCE REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING MUTUAL FUNDS OR SECURITIES.

1 FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE OF THE INTERNATIONAL GDP INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT INTERNATIONAL GROWTH FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF DECEMBER 4, 1992. PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT INTERNATIONAL GROWTH FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF DECEMBER 4, 1992, ADJUSTED FOR THE MAXIMUM SALES CHARGE. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001. THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. ON OCTOBER 29, 2001, THE KENT INTERNATIONAL GROWTH FUND BECAME THE FIFTH THIRD INTERNATIONAL GDP FUND. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

2 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.
3 THE ENDING VALUE REPRESENTS THE VALUE OF A $10,000 INVESTMENT IN THE INDICATED SHARE CLASS FROM ITS INCEPTION TO THE PERIOD ENDED JULY 31, 2003.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
BOND FUND
AN INTERVIEW WITH
JOHN L. CASSADY III, PORTFOLIO MANAGER

Q. THE FUND UNDERPERFORMED ITS BENCHMARK, THE LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX, DURING THE 12 MONTHS ENDED JULY 31, 2003. HOW DID YOU MANAGE THE FUND DURING THE PERIOD, AND WHAT CONTRIBUTED TO THE FUND'S UNDERPERFORMANCE?

A. We maintained a high average credit quality during the 12-month period ended July 31, 2003, which hurt the Fund's relative performance as lower-quality bonds performed very well during the 12 months through July, 2003. Investors looking for yield were attracted to these lower-quality securities, which offered relatively high yields, as interest rates remained low. The Fund's relative performance was also hurt by its overweight position in mortgage-backed securities. Such bonds performed well for much of the period, but fell more than other fixed income securities as yields rose at the end of the period.

We positioned the Fund with a duration shorter than its benchmark during much of the period, as we believed interest rates would rise. That strategy hurt the Fund as interest rates continued to fall during the period. We extended the Fund's duration and ended the period longer than the benchmark. However, that long duration also hurt the Fund as the bond market continued its sell off late in the period.

The Fund benefited from its overweight exposure to asset-backed securities, which performed well during the period due to their high quality and low prepayment risk. The Fund also was positioned with an underweight position in agency bonds at the end of the period. That benefited performance as such bonds performed relatively poorly due to widening spreads between agency bonds and Treasury securities, as well as accounting-related concerns at quasi-governmental agencies such as Fannie Mae and Freddie Mac.

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO COMPOSITION AS A PERCENTAGE OF VALUE OF INVESTMENTS++

PORTFOLIO COMPOSITION

(PIE CHART)

COMMERCIAL PAPER                           15.0%
CORPORATE BONDS                            33.9%
MUNICIPAL BONDS                             0.6%
U.S. GOVERNMENT AGENCIES                   38.1%
U.S. TREASURY OBLIGATIONS                   8.6%
MONEY MARKETS                               0.5%
COLLATERAL FOR SECURITIES LENDING           3.3%


MATURITY SCHEDULE

Less than 1 Year ......................    17.8%
1 Year to 5 Years .....................    15.4%
6 Year to 10 Years ....................    17.8%
11 Year to 20 Years ...................    21.7%
Over 20 Years .........................    27.3%

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

BOND FUND
GROWTH OF A $10,000 INVESTMENT


(Mountain Chart)



                                           LEHMAN BROTHERS             LIPPER CORPORATE DEBT FUNDS
               INSTITUTIONAL SHARES   GOVERNMENT/CREDIT BOND INDEX          A RATED AVERAGE
   3/20/95          $10000.00               $10000.00                         $10000.00
      7/95           10640.00                10887.00                          10606.00
      7/96           11044.00                11466.00                          11114.00
      7/97           12443.00                13228.00                          12355.00
      7/98           13395.00                14703.00                          13262.00
      7/99           13472.00                14591.00                          13327.00
      7/00           14071.00                15647.00                          13880.00
      7/01           15977.00                17724.00                          15554.00
      7/02           16786.00                18766.00                          16323.00
      7/03           17590.00                20102.00                          17309.00





AVERAGE ANNUAL TOTAL RETURN1



                                     INCEPTION DATE     1 YEAR   5 YEAR   SINCE INCEPTION   ENDING VALUE 3
                                     --------------     ------   ------   ---------------   --------------
Institutional Shares                     3/20/95        4.79%    5.60%        6.99%          $  17,590
                                     --------------     ------   ------   ---------------   --------------
Class A Shares*                          3/22/95       -0.30%    4.35%        6.12%          $  16,425
                                     --------------     ------   ------   ---------------   --------------
Class B Shares**                         3/20/95       -1.26%    4.22%        5.92%          $  16,181
                                     --------------     ------   ------   ---------------   --------------
Class C Shares***                        3/20/95        3.75%    4.54%        5.92%          $  16,179
                                     --------------     ------   ------   ---------------   --------------
Advisor Shares                           3/20/95        4.25%    5.09%        6.46%          $  16,883
                                     --------------     ------   ------   ---------------   --------------
Lehman Brothers Government/Credit
Bond Index2                                             7.12%    6.90%        7.78%          $  20,102
                                     --------------     ------   ------   ---------------   --------------
Lipper Corporate Debt Funds
A Rated Average2                                        6.04%    5.42%        6.80%          $  17,309
                                     --------------     ------   ------   ---------------   --------------


*Reflects the maximum sales charge of 4.75%.
**Reflects the maximum applicable contingent deferred sales charge. ***Reflects the maximum applicable contingent deferred sales charge.

THE CHART ABOVE REPRESENTS A COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDICATED SHARE CLASS VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS, AND REPRESENTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS IN THE FUND. THE FUND'S PERFORMANCE IS MEASURED AGAINST THE LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX AND THE LIPPER CORPORATE DEBT FUNDS A RATED AVERAGE. THE LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX IS COMPRISED OF U.S. TREASURIES ISSUES, DEBT OF U.S. GOVERNMENT AGENCIES, CORPORATE DEBT GUARANTEED BY THE U.S. GOVERNMENT AND ALL PUBLICLY ISSUED, FIXED RATE, NONCONVERTIBLE INVESTMENT-GRADED DOLLAR DENOMINATED, SEC-REGISTERED CORPORATE DEBT. THE LIPPER CORPORATE DEBT FUNDS A RATED AVERAGE IS THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF THE MUTUAL FUNDS DESIGNATED BY LIPPER, INC. FALLING INTO THIS CATEGORY. THE LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX IS AN UNMANAGED INDEX AND DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. HOWEVER, THE LIPPER CORPORATE A RATED DEBT FUNDS AVERAGE AND THE FUND'S PERFORMANCE REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING MUTUAL FUNDS OR SECURITIES.

1 FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT INCOME FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF MARCH 20, 1995. PRIOR TO OCTOBER 29, 2001, THE PERFORMANCE FIGURES FOR THE FIFTH THIRD BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT INCOME FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF MARCH 22, 1995, ADJUSTED FOR THE MAXIMUM SALES CHARGE. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001. THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. ADVISOR SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001. THE PERFORMANCE FIGURES FOR ADVISOR SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES FOR ADVISOR SHARES. ON OCTOBER 29, 2001, THE KENT INCOME FUND MERGED WITH THE FIFTH THIRD QUALITY BOND FUND AND BECAME THE FIFTH THIRD BOND FUND. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

2 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.
3 THE ENDING VALUE REPRESENTS THE VALUE OF A $10,000 INVESTMENT IN THE INDICATED SHARE CLASS FROM ITS INCEPTION TO THE PERIOD ENDED JULY 31, 2003.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

INTERMEDIATE BOND FUND
AN INTERVIEW WITH
JOHN L. CASSADY III, PORTFOLIO MANAGER

Q. THE FUND UNDERPERFORMED ITS BENCHMARK, THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX, DURING THE 12-MONTH PERIOD ENDED JULY 31, 2003. HOW WAS THE FUND MANAGED, AND WHAT CONTRIBUTED TO THE FUND'S UNDERPERFORMANCE DURING THE PERIOD?

A. The Fund maintained a high-quality portfolio, that did not perform as well as the lower-quality sector of the fixed-income market. Investors seeking higher yields in a low-interest-rate environment found lower-quality bonds attractive, especially as they believed that an economic recovery would mitigate credit concerns among such issues. We believed that prospects for such a recovery were uncertain, and did not think that the yield available on lower-quality bonds justified their extra credit risk.

The Fund's investment in mortgage-backed securities also hurt relative performance somewhat. Mortgage bonds--which offer high credit quality and attractive yields--performed well at the beginning of the 12-month period ended July 31, 2003, but rising interest rates late in the period led to selling that pushed prices for mortgage securities down.

The Fund began the period with an average maturity slightly longer than its benchmark, which helped its relative performance as interest rates continued to fall during much of the period. We shortened that average maturity to neutral weighting relative to the benchmark towards the middle of the period.

The Fund's performance benefited from falling rates and rising bond prices during the majority of the period. However, the Fund gave back some of those gains as rates rose and bond prices fell during the latter part of the period.

++ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO COMPOSITION AS A PERCENTAGE OF VALUE OF INVESTMENTS++

PORTFOLIO COMPOSITION

(PIE CHART)

COMMERCIAL PAPER                            8.0%
CORPORATE BONDS                            53.4%
U.S. GOVERNMENT AGENCIES                   19.6%
COLLATERAL FOR SECURITIES LENDING           8.5%
MONEY MARKETS                               3.6%
U.S. TREASURY OBLIGATIONS                   6.9%


MATURITY SCHEDULE

Less than 1 Year ......................    18.3%
1 Year to 5 Years .....................    38.9%
6 Year to 10 Years ....................    30.3%
11 Year to 20 Years ...................     5.8%
Over 20 Years .........................     6.7%

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

INTERMEDIATE BOND FUND
GROWTH OF A $10,000 INVESTMENT

(Mountain Chart)



       INSTITUTIONAL SHARES          LEHMAN BROTHERS INTERMEDIATE          LIPPER INTERMEDIATE INVESTMENT GRADE
                                     GOVERNMENT/CREDIT BOND INDEX                 DEBT FUNDS AVERAGE
7/93        $10000.00                         $10159.00                                $10195.00
7/94          9966.00                          10093.00                                  9958.00
7/95         10891.00                          10984.00                                 10889.00
7/96         11342.00                          11567.00                                 11446.00
7/97         12381.00                          12616.00                                 12652.00
7/98         13200.00                          13468.00                                 13557.00
7/99         13446.00                          13971.00                                 13778.00
7/00         14050.00                          14685.00                                 14416.00
7/01         15758.00                          16519.00                                 16156.00
7/02         16727.00                          17712.00                                 16987.00
7/03         17526.00                          18875.00                                 17980.00



AVERAGE ANNUAL TOTAL RETURN1



                                       1 YEAR     5 YEAR     10 YEAR     ENDING VALUE 3
                                       ------     ------     -------     ------------
Institutional Shares                     4.77%      5.83%       5.77%      $  17,526
                                       ------     ------     -------     ------------
Class A Shares*                          0.89%      4.81%       5.15%      $  16,516
                                       ------     ------     -------     ------------
Class B Shares**                        -1.22%      4.40%       4.69%      $  15,810
                                       ------     ------     -------     ------------
Class C Shares***                        3.78%      4.73%       4.69%      $  15,810
                                       ------     ------     -------     ------------
Lehman Brothers Intermediate
Government/Credit Bond Index2            6.57%      6.98%       6.56%      $  18,875
                                       ------     ------     -------     ------------
Lipper Intermediate Investment
Grade Debt Funds Average2                5.72%      5.73%       6.02%      $  17,980
                                       ------     ------     -------     ------------


*   Reflects the maximum sales charge of 3.50%.
** Reflects the maximum applicable contingent deferred sales charge. *** Reflects the maximum applicable contingent deferred sales charge.

THE CHART ABOVE REPRESENTS A COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDICATED SHARE CLASS VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS, AND REPRESENTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS IN THE FUND. THE FUND'S PERFORMANCE IS MEASURED AGAINST THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX AND THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE. THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX IS COMPRISED OF U.S. TREASURIES ISSUES, DEBT OF U.S. GOVERNMENT AGENCIES, CORPORATE DEBT GUARANTEED BY THE U.S. GOVERNMENT AND ALL PUBLICLY ISSUED, FIXED RATE, NONCONVERTIBLE INVESTMENT-GRADE, DOLLAR DENOMINATED, SEC-REGISTERED CORPORATE DEBT. THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE IS THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF THE MUTUAL FUNDS DESIGNATED BY LIPPER, INC. FALLING INTO THIS CATEGORY. THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX IS UNMANAGED AND DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. HOWEVER, THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE AND THE FUND'S PERFORMANCE REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING MUTUAL FUNDS OR SECURITIES.

1 FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD INTERMEDIATE BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT INTERMEDIATE BOND FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF NOVEMBER 2, 1992. PRIOR TO OCTOBER 29, 2001, THE PERFORMANCE FOR THE FIFTH THIRD INTERMEDIATE BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT INTERMEDIATE BOND FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF NOVEMBER 25, 1992, ADJUSTED FOR THE MAXIMUM SALES CHARGE. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001. THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. ON OCTOBER 29, 2001, THE KENT INTERMEDIATE BOND FUND MERGED WITH THE FIFTH THIRD BOND FUND FOR INCOME AND BECAME THE FIFTH THIRD INTERMEDIATE BOND FUND. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

2 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

3 THE ENDING VALUE REPRESENTS THE VALUE OF A $10,000 INVESTMENT IN THE INDICATED SHARE CLASS FOR THE 10-YEAR PERIOD ENDED JULY 31, 2003.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

SHORT TERM BOND FUND
AN INTERVIEW WITH
JOHN L. CASSADY III, PORTFOLIO MANAGER

Q. THE FUND'S INSTITUTIONAL SHARES OUTPERFORMED ITS INDEX, THE LEHMAN BROTHERS 1-3 YEAR GOVERNMENT BOND INDEX, DURING THE 12-MONTH PERIOD ENDED JULY 31, 2003. HOW DID YOU MANAGE THE FUND DURING THAT PERIOD, AND WHAT CONTRIBUTED TO THE FUND'S PERFORMANCE?

A. The Federal Reserve Board (the "Fed") lowered short-term interest rates twice during the 12- month period ended July 31, 2003, for a total reduction of
0.75 percentage points. The Fed's easing policy helped reduce yields on short-term bonds during most of the period, pushing up prices on those issues. That trend boosted the Fund's returns. The Fund gave back some of those gains when bond yields rebounded late in the period.

We maintained a high-quality portfolio throughout the period--in part because this Fund typically holds a bias toward high-quality bonds, but also because we were concerned that further corporate scandal could cause problems for lower-quality issues. This strategy hurt the Fund's performance relative to its benchmark, because low-quality bonds led the fixed-income markets.

The Fund's relative performance did benefit from our decision to overweight corporate bonds, which outperformed government issues. In addition, the Fund began the period with a duration slightly longer than that of its benchmark. That boosted returns as yields fell during the first three-quarters of the period. We reduced the Fund's duration in the first quarter so that it was somewhat shorter than the duration of the benchmark. That move also helped relative returns, as yields rose late in the period.

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO COMPOSITION AS A PERCENTAGE OF VALUE OF INVESTMENTS++

PORTFOLIO COMPOSITION

(PIE CHART)

CORPORATE BONDS                            51.2%
FOREIGN BONDS                               0.9%
U.S. GOVERNMENT AGENCIES                   31.5%
U.S. TREASURY OBLIGATIONS                   8.6%
MONEY MARKETS                               2.5%
COLLATERAL FOR SECURITIES LENDING           5.3%



MATURITY SCHEDULE

Less than 1 Year ......................    21.0%
1 Year to 5 Years .....................    72.7%
6 Year to 10 Years ....................     4.4%
11 Year to 20 Years ...................     1.9%

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

SHORT TERM BOND FUND
GROWTH OF A $10,000 INVESTMENT

(Mountain Chart)



         INSTITUTIONAL SHARES       LEHMAN BROTHERS 1-3      LIPPER SHORT INVESTMENT
                                   GOVERNMENT BOND INDEX     GRADE DEBT FUNDS AVERAGE
 7/93         $10000.00                 $10083.00                  $10091.00
 7/94          10209.00                  10221.00                   10182.00
 7/95          10916.00                  10950.00                   10849.00
 7/96          11430.00                  11549.00                   11426.00
 7/97          12250.00                  12394.00                   12288.00
 7/98          12947.00                  13153.00                   12993.00
 7/99          13462.00                  13795.00                   13482.00
 7/00          14114.00                  14512.00                   14163.00
 7/01          15531.00                  15940.00                   15529.00
 7/02          16302.00                  17056.00                   16181.00
 7/03          16828.00                  17562.00                   16693.00



AVERAGE ANNUAL TOTAL RETURN1
                                1 YEAR    5 YEAR     10 YEAR    ENDING VALUE 3
                                 -----    ------     -------    -------------
Institutional Shares              3.23%     5.38%       5.34%      $ 16,828
                                 -----    ------     -------    -------------
Class A Shares*                  -0.57%     4.51%       4.82%      $ 16,014
                                 -----    ------     -------    -------------
Lehman Brothers 1-3 Year
Government Bond Index2            2.96%     5.95%       5.79%      $ 17,562
                                 -----    ------     -------    -------------
Lipper Short Investment
Grade Debt Funds Average2         3.55%     5.19%       5.25%      $ 16,693
                                 -----    ------     -------    -------------

*Reflects the maximum sales charge of 3.50%.

THE CHART ABOVE REPRESENTS A COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDICATED SHARE CLASS VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS, AND REPRESENTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS IN THE FUND. THE FUND'S PERFORMANCE IS MEASURED AGAINST THE LEHMAN BROTHERS 1-3 YEAR GOVERNMENT BOND INDEX AND THE LIPPER SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE. THE LEHMAN BROTHERS 1-3 YEAR GOVERNMENT BOND INDEX TRACKS THE PERFORMANCE OF U.S. TREASURY ISSUES AND PUBLICLY ISSUED DEBT OF U.S. GOVERNMENT AGENCIES WITH MATURITIES OF ONE TO THREE YEARS. THE LIPPER SHORT INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE IS THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF THE MUTUAL FUNDS DESIGNATED BY LIPPER, INC. FALLING INTO THIS CATEGORY. THE LEHMAN BROTHERS 1-3 YEAR GOVERNMENT BOND INDEX IS UNMANAGED AND DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. HOWEVER, THE LIPPER SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE AND THE FUND'S PERFORMANCE REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING MUTUAL FUNDS OR SECURITIES.

1 FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD SHORT TERM BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT SHORT TERM BOND FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF NOVEMBER 2, 1992. PRIOR TO OCTOBER 29, 2001, THE PERFORMANCE FOR THE FIFTH THIRD SHORT TERM BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT SHORT TERM BOND FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF DECEMBER 4, 1992, ADJUSTED FOR THE MAXIMUM SALES CHARGE. ON OCTOBER 29, 2001, THE KENT SHORT TERM BOND FUND BECAME THE FIFTH THIRD SHORT TERM BOND FUND. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

2 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.
3 THE ENDING VALUE REPRESENTS THE VALUE OF A $10,000 INVESTMENT IN THE INDICATED
  SHARE CLASS FOR THE 10-YEAR PERIOD ENDED JULY 31, 2003.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

U.S. GOVERNMENT BOND FUND
AN INTERVIEW WITH
JOHN L. CASSADY III, PORTFOLIO MANAGER

Q. THE FUND UNDERPERFORMED ITS BENCHMARK, THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX, DURING THE 12 MONTHS ENDED JULY 31, 2003. HOW WAS THE FUND MANAGED DURING THE PERIOD, AND WHAT CONTRIBUTED TO THAT UNDERPERFORMANCE?

A. The Fund's exposure to mortgage-backed bonds hurt performance, as such bonds fell more than other fixed-income securities when interest rates began to rise at the end of the 12-month period ended July 31, 2003. In addition, the Fund's high-quality portfolio did not match the strong performance of lower-quality, fixed-income securities during the period.

The Fund was positioned with an average maturity shorter than its benchmark because we anticipated that interest rates would move higher. That strategy hurt performance as interest rates continued to fall during the period. Therefore, we extended the Fund's average maturity longer than that of its benchmark. That move also hurt performance as interest rates eventually began to rise late in the period and bond prices fell.

The Fund benefited from its underweight position in agency bonds, which performed poorly during the period. The Fund also benefited from its exposure to Treasury inflation-protected securities (TIPS), which offered price stability as interest rates rose late in the period.

++  PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO COMPOSITION AS A PERCENTAGE OF VALUE OF INVESTMENTS++

PORTFOLIO COMPOSITION

(PIE CHART)

U.S. GOVERNMENT AGENCIES                   64.6%
U.S. TREASURY OBLIGATIONS                  33.7%
MONEY MARKETS                               1.7%



MATURITY SCHEDULE

Less than 1 Year ......................    19.0%
1 Year to 5 Years .....................    31.9%
6 Year to 10 Years ....................    32.4%
11 Year to 20 Years ...................     9.6%
Over 20 Years .........................     7.1%

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

U.S. GOVERNMENT BOND FUND
GROWTH OF A $10,000 INVESTMENT

(Mountain Chart)



       INSTITUTIONAL SHARES    LEHMAN BROTHERS INTERMEDIATE    LIPPER SHORT-INTERMEDIATE U.S.
                                   GOVERNMENT BOND INDEX       GOVERNMENT BOND FUNDS AVERAGE
7/93        $10000.00                   $10149.00                        $10121.00
7/94         10011.00                    10092.00                         10012.00
7/95         10778.00                    10938.00                         10735.00
7/96         11169.00                    11507.00                         11264.00
7/97         12043.00                    12495.00                         12161.00
7/98         12786.00                    13348.00                         12894.00
7/99         13190.00                    13888.00                         13272.00
7/00         13763.00                    14605.00                         13898.00
7/01         15291.00                    16319.00                         15416.00
7/02         16445.00                    17723.00                         16561.00
7/03         16969.00                    18436.00                         17078.00



AVERAGE ANNUAL TOTAL RETURN 1
                                     1 YEAR    5 YEAR   10 YEAR   ENDING VALUE 3
                                     ------    ------   -------   -------------
Institutional Shares                   3.19%     5.82%     5.43%    $  16,969
                                     ------    ------   -------   -------------
Class A Shares*                       -2.05%     4.55%     4.79%    $  15,974
                                     ------    ------   -------   -------------
Class C Shares**                       2.12%     4.88%     4.47%    $  15,485
                                     ------    ------   -------   -------------
Lehman Brothers Intermediate
Government Bond Index2                 4.03%     6.67%     6.31%    $  18,436
                                     ------    ------   -------   -------------
Lipper Short-Intermediate U.S.
Government Bond Funds Average2         2.65%     5.54%     5.49%    $  17,078
                                     ------    ------   -------   -------------

*  Reflects the maximum sales charge of 4.75%.
** Reflects the maximum applicable contingent deferred sales charge.


THE CHART ABOVE REPRESENTS A COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDICATED SHARE CLASS VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS, AND REPRESENTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS IN THE FUND. THE FUND'S PERFORMANCE IS MEASURED AGAINST THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX AND THE LIPPER SHORT-INTERMEDIATE U.S. GOVERNMENT BOND FUNDS AVERAGE. THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX IS GENERALLY REPRESENTATIVE OF INTERMEDIATE-TERM GOVERNMENT BONDS. THE LIPPER SHORT-INTERMEDIATE U.S. GOVERNMENT BOND FUNDS AVERAGE IS THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF THE MUTUAL FUNDS DESIGNATED BY LIPPER, INC. FALLING INTO THIS CATEGORY. THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX IS UNMANAGED AND DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. HOWEVER, THE LIPPER SHORT-INTERMEDIATE U.S. GOVERNMENT BOND FUNDS AVERAGE AND THE FUND'S PERFORMANCE REFLECT THE DEDUCTION FOR FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES.

1 INSTITUTIONAL SHARES WERE INITIALLY OFFERED ON AUGUST 11, 1998.THE PERFORMANCE FIGURES FOR INSTITUTIONAL SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES. CLASS C SHARES WERE INITIALLY OFFERED ON APRIL 24, 1996. THE PERFORMANCE FIGURES FOR CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS C SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

2 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.
3 THE ENDING VALUE REPRESENTS THE VALUE OF A $10,000 INVESTMENT IN THE INDICATED
  SHARE CLASS FOR THE 10-YEAR PERIOD ENDED JULY 31, 2003.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MUNICIPAL BOND FUND
AN INTERVIEW WITH
MICHAEL J. MARTIN, PORTFOLIO MANAGER

Q. THE FUND UNDERPERFORMED ITS BENCHMARK INDEX, THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, DURING THE 12 MONTHS THROUGH THE PERIOD ENDED JULY 31, 2003. HOW WAS THE FUND MANAGED DURING THE PERIOD, AND WHAT CONTRIBUTED TO ITS PERFORMANCE?

A. The Fund maintained a relatively short average maturity during the 12-month period ended July 31, 2003, with an overweight position among intermediate-term municipal bonds in the 15- to 20-year range. Such bonds performed relatively well during the period. The Fund also benefited from its underweight exposure to California's municipal market, which was very volatile due to the state's fiscal problems. We maintained a high credit quality within the portfolio. This approach allowed the Fund to avoid volatility in other sectors, such as municipal bonds that are supported by tobacco settlement payments.

The Fund also benefited from its investment in bonds that were pre-refunded during the period as municipalities took advantage of low interest rates to refinance their debt. The Fund's performance suffered slightly from an underweight position in the hospital sector, which performed well during the period.

The municipal market benefited from its relative stability compared to the corporate bond market. Corporate bonds came under intense scrutiny by investors during much of the period, and many investors sought the favorable after-tax income and relative safety of the municipal market.

++  PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO COMPOSITION AS A PERCENTAGE OF VALUE OF INVESTMENTS++

PORTFOLIO COMPOSITION

(PIE CHART)

MUNICIPAL BONDS                            97.2%
MONEY MARKETS                               2.8%

MATURITY SCHEDULE

Less than 1 Year ......................     2.9%
1 Year to 5 Years .....................    12.9%
6 Year to 10 Years ....................    39.8%
11 Year to 20 Years ...................    40.3%
Over 20 Years .........................     4.1%

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MUNICIPAL BOND FUND
GROWTH OF A $10,000 INVESTMENT

(Mountain Chart)

                                  LEHMAN BROTHERS      LIPPER GENERAL MUNICIPAL
         INSTITUTIONAL SHARES   MUNICIPAL BOND INDEX      DEBT FUNDS AVERAGE
3/20/95       $10000.00             $10000.00                 $10000.00
   7/95        10288.00              10469.00                  10260.00
   7/96        10876.00              11020.00                  10876.00
   7/97        11947.00              12150.00                  11986.00
   7/98        12546.00              12878.00                  12634.00
   7/99        12769.00              13249.00                  12779.00
   7/00        13288.00              13820.00                  13048.00
   7/01        14603.00              15212.00                  14285.00
   7/02        15563.00              16233.00                  15040.00
   7/03        16058.00              16817.00                  15398.00


AVERAGE ANNUAL TOTAL RETURN1



                               INCEPTION DATE      1 YEAR      5 YEAR    SINCE INCEPTION      ENDING VALUE 3
                               --------------      ------      -------   ---------------      -------------
Institutional Shares               3/20/95          3.18%      5.06%          5.83%             $ 16,058
                               --------------      ------      -------   ---------------      -------------
Class A Shares*                    3/31/95         -1.87%      3.82%          4.96%             $ 14,974
                               --------------      ------      -------   ---------------      -------------
Class B Shares**                   3/20/95         -2.63%      3.67%          4.76%             $ 14,756
                               --------------      ------      -------   ---------------      -------------
Class C Shares***                  3/20/95          2.31%      4.03%          4.78%             $ 14,772
                               --------------      ------      -------   ---------------      -------------
Advisor Shares                     3/20/95          2.76%      4.57%          5.31%             $ 15,418
                               --------------      ------      -------   ---------------      -------------
Lehman Brothers Municipal
Bond Index2                                         3.60%      5.48%          6.44%             $ 16,817
                                                   ------      -------    ---------------      -------------
Lipper General Municipal
Debt Funds Average2                                 2.38%      4.06%          5.31%             $ 15,398
                                                   ------      -------    ---------------      -------------


*   Reflects the maximum sales charge of 4.75%.
** Reflects the maximum applicable contingent deferred sales charge. *** Reflects the maximum applicable contingent deferred sales charge.

THE CHART ABOVE REPRESENTS A COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDICATED SHARE CLASS VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS, AND REPRESENTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS IN THE FUND. THE FUND'S PERFORMANCE IS MEASURED AGAINST THE LEHMAN BROTHERS MUNICIPAL BOND INDEX AND THE LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS GENERALLY REPRESENTATIVE OF THE MUNICIPAL BOND MARKET. THE LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE IS THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF THE MUTUAL FUNDS DESIGNATED BY LIPPER, INC. FALLING INTO THIS CATEGORY. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS UNMANAGED AND DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. HOWEVER, THE LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE AND THE FUND'S PERFORMANCE REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING MUTUAL FUNDS OR SECURITIES.

1 FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD MUNICIPAL BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT TAX-FREE INCOME FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF MARCH 20, 1995. PRIOR TO OCTOBER 29, 2001, THE PERFORMANCE FOR THE FIFTH THIRD MUNICIPAL BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT TAX-FREE INCOME FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF MARCH 31, 1995, AND IS ADJUSTED TO REFLECT APPLICABLE SALES CHARGE. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001. THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. ADVISOR SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001. THE PERFORMANCE FIGURES FOR ADVISOR SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES FOR ADVISOR SHARES. ON OCTOBER 29, 2001, THE KENT TAX-FREE INCOME FUND BECAME THE FIFTH THIRD MUNICIPAL BOND FUND. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

2 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.
3 THE ENDING VALUE REPRESENTS THE VALUE OF A $10,000 INVESTMENT IN THE INDICATED SHARE CLASS FROM ITS INCEPTION TO THE PERIOD ENDED JULY 31, 2003.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

INTERMEDIATE MUNICIPAL BOND FUND
AN INTERVIEW WITH
MICHAEL J. MARTIN, PORTFOLIO MANAGER

Q. THE FUND UNDERPERFORMED ITS BENCHMARKS, THE LEHMAN BROTHERS THREE-YEAR GENERAL OBLIGATION AND FIVE-YEAR GENERAL OBLIGATION BOND INDEX, DURING THE 12 MONTHS ENDED JULY 31, 2003. HOW WAS THE FUND MANAGED DURING THE PERIOD, AND WHAT CONTRIBUTED TO THE FUND'S UNDERPERFORMANCE?

A. We positioned the Fund with an average maturity slightly lower than that of its benchmark indices. That strategy hurt performance given that interest rates fell to historically low levels. The Fund benefited, however, from its overweight position (relative to its benchmark indices) among bonds in the four- to six-year range, which performed well during the 12-month period ended July 31, 2003. The Fund also underweighted California municipal bonds, which did poorly due to the state's fiscal problems. We also avoided municipal bonds supported by tobacco settlements, which performed poorly during the period.

Meanwhile, the Fund was hurt slightly by its high-quality portfolio, which held a greater percentage of AAA-rated municipal bonds than its index. The lower yields on such higher-quality municipal bonds reduced the Fund's return. We also held a relatively small position in bonds that have the longest maturities compared to the index given our interest rate expectations. That, combined with an overweight position in bonds at the short end of the intermediate sector, contributed to the Fund's underperformance.

The municipal market benefited from its relative stability compared to the corporate bond market. Corporate bonds came under intense scrutiny by investors during much of the period, and many investors sought the favorable after-tax income and relative safety of the municipal market.

++ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO COMPOSITION AS A PERCENTAGE OF VALUE OF INVESTMENTS++

PORTFOLIO COMPOSITION

(PIE CHART)

MUNICIPAL BONDS                            97.1%
MONEY MARKETS                               2.9%



MATURITY SCHEDULE

Less than 1 Year ......................     7.0%
1 Year to 5 Years .....................    30.8%
6 Year to 10 Years ....................    55.6%
11 Year to 20 Years ...................     6.6%

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

INTERMEDIATE MUNICIPAL BOND FUND
GROWTH OF A $10,000 INVESTMENT

(Mountain Chart)



                             LEHMAN BROTHER THREE-YEAR   LEHMAN BROTHERS FIVE-YEAR  LIPPER INTERMEDIATE MUNICIPAL
      INSTITUTIONAL SHARES   GENERAL OBLIGATIONS INDEX   GENERAL OBLIGATIONS INDEX        DEBT FUNDS AVERAGE
7/93       $10000.00                 $10000.00                   $10000.00                    $10000.00
7/94        10147.00                  10348.00                    10366.00                     10697.00
7/95        10881.00                  10620.00                    10570.00                     10975.00
7/96        11354.00                  11474.00                    11620.00                     11711.00
7/97        12255.00                  12003.00                    12174.00                     12340.00
7/98        12802.00                  12644.00                    12967.00                     13373.00
7/99        13118.00                  13311.00                    13708.00                     14037.00
7/00        13660.00                  13501.00                    13720.00                     14375.00
7/01        14831.00                  14549.00                    15026.00                     14875.00
7/02        15721.00                  15465.00                    16040.00                     16170.00
7/03        16136.00                  15963.00                    16650.00                     17166.00



AVERAGE ANNUAL TOTAL RETURN1
                                  1 YEAR    5 YEAR     10 YEAR    ENDING VALUE 3
                                  ------    ------     -------    -------------
Institutional Shares                2.64%     4.74%       4.90%     $ 16,136
                                  ------    ------     -------    -------------
Class A Shares*                    -1.09%     3.74%       4.31%     $ 15,249
                                  ------    ------     -------    -------------
Class B Shares**                   -3.26%     3.34%       3.85%     $ 14,587
                                  ------    ------     -------    -------------
Class C Shares***                   1.64%     3.68%       3.85%     $ 14,584
                                  ------    ------     -------    -------------
Lehman Brothers Three-Year
General Obligation Index2           3.22%     4.94%       4.92%     $ 15,963
                                  ------    ------     -------    -------------
Lehman Brothers Five-Year
General Obligation Index2           3.80%     5.44%       5.42%     $ 16,650
                                  ------    ------     -------    -------------
Lipper Intermediate Municipal
Debt Funds Average2                 2.70%     4.59%       5.09%     $ 17,166
                                  ------    ------     -------    -------------


*  Reflects the maximum sales charge of 3.50%.
** Reflects the maximum applicable contingent deferred sales charge. ***Reflects the maximum applicable contingent deferred sales charge.

THE CHART ABOVE REPRESENTS A COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDICATED SHARE CLASS VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS AND REPRESENTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS IN THE FUND. THE FUND'S PERFORMANCE IS MEASURED AGAINST THE LEHMAN BROTHERS THREE- AND FIVE-YEAR GENERAL OBLIGATION BOND INDICES AND THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE. THE LEHMAN BROTHERS THREE- AND FIVE-YEAR GENERAL OBLIGATION BOND INDICES ARE GENERALLY REPRESENTATIVE OF INVESTMENT GRADE FIXED RATE DEBT OBLIGATIONS ISSUED BY STATE AND LOCAL GOVERNMENT ENTITIES, WITH MATURITIES OF NOT LESS THAN FOUR YEARS BUT NO MORE THAN SIX YEARS. THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE IS THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF THE MUTUAL FUNDS DESIGNATED BY LIPPER, INC. FALLING INTO THIS CATEGORY. THE LEHMAN BROTHERS THREE- AND FIVE-YEAR GENERAL OBLIGATION BOND INDICES ARE UNMANAGED AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. HOWEVER, THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE AND THE FUND'S PERFORMANCE REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING MUTUAL FUNDS OR SECURITIES.

1 FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT INTERMEDIATE TAX-FREE FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF DECEMBER 16, 1992. PRIOR TO OCTOBER 29, 2001, THE PERFORMANCE FIGURES FOR THE FIFTH THIRD INTERMEDIATE BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT INTERMEDIATE TAX-FREE FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF DECEMBER 18, 1992, ADJUSTED FOR THE MAXIMUM SALES CHARGE. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001. THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR THE KENT INTERMEDIATE TAX-FREE FUND INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. ON OCTOBER 29, 2001, THE KENT INTERMEDIATE TAX-FREE FUND MERGED WITH THE FIFTH THIRD MUNICIPAL BOND FUND AND BECAME THE FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

2 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

3 THE ENDING VALUE REPRESENTS THE VALUE OF A $10,000 INVESTMENT IN THE INDICATED SHARE CLASS FOR THE 10-YEAR PERIOD ENDED JULY 31, 2003.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

OHIO MUNICIPAL BOND FUND+
AN INTERVIEW WITH
JAMES M. BERNARD, PORTFOLIO MANAGER

Q. THE FUND UNDERPERFORMED ITS BENCHMARK, THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, DURING THE 12-MONTH PERIOD ENDED JULY 31, 2003. WHAT FACTORS AFFECTED THE PERFORMANCE OF THE FUND DURING THAT PERIOD?

A. Yields on Ohio municipal bonds fell during most of the 12-month period ended July 31, 2003, boosting the Fund's net asset prices. As bond yields rose late in the period, asset prices fell which reduced the Fund's gains.

We maintained an average duration slightly shorter than that of the benchmark during most of the period. That strategy caused the Fund to lag the index as yields fell, but helped boost relative performance late in the period by reducing the Fund's losses when yields rose.

We maintained the Fund's high credit quality throughout the period. We did not believe that the yield advantage of lower-quality bonds justified their additional risk. That approach slightly reduced relative and absolute returns during the period. Higher-quality bonds offered lower coupons and less price appreciation than lower-quality issues. The Fund's allocations to various sectors within the Ohio municipal bond market did not have a significant impact on relative returns.


+SINGLE STATE FUNDS MAY BE SUBJECT TO ADDITIONAL RISK, SINCE ISSUERS THEY INVEST IN ARE MORE LIKELY TO BE SUBJECT TO THE SAME POLITICAL AND/OR ECONOMIC RISKS. THE FUND'S INCOME MAY BE SUBJECT TO CERTAIN STATE AND LOCAL TAXES AND, DEPENDING ON ONE'S TAX STATUS, THE FEDERAL ALTERNATIVE MINIMUM TAX.

++ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO COMPOSITION AS A PERCENTAGE OF VALUE OF INVESTMENTS++

PORTFOLIO COMPOSITION

(PIE CHART)

MUNICIPAL BONDS                            98.0%
MONEY MARKETS                               2.0%



MATURITY SCHEDULE

Less than 1 Year ......................     4.7%
1 Year to 5 Years .....................    38.9%
6 Year to 10 Years ....................    49.1%
11 Year to 20 Years ...................     7.3%

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

OHIO MUNICIPAL BOND FUND
GROWTH OF A $10,000 INVESTMENT

(Mountain Chart)



                                                                         LIPPER OHIO INTERMEDIATE MUNICIPAL
         INSTITUTIONAL SHARES    LEHMAN BROTHERS MUNICIPAL BOND INDEX         DEBT FUNDS AVERAGE
7/93         $10000.00                       $10000.00                             $10000.00
7/94          10195.00                        10187.00                              10186.00
7/95          10911.00                        10989.00                              10778.00
7/96          11383.00                        11714.00                              11287.00
7/97          12235.00                        12916.00                              12149.00
7/98          12771.00                        13690.00                              12694.00
7/99          13010.00                        14083.00                              12925.00
7/00          13403.00                        14691.00                              13330.00
7/01          14512.00                        16171.00                              14386.00
7/02          15362.00                        17256.00                              15218.00
7/03          15769.00                        17878.00                              15602.00




AVERAGE ANNUAL TOTAL RETURN1



                                        1 YEAR    5 YEAR    10 YEAR    ENDING VALUE 3
                                        ------    ------    -------    --------------
Institutional Shares                      2.65%     4.31%      4.66%      $ 15,769
                                        ------    ------    -------    --------------
Class A Shares*                          -2.45%     3.05%      4.02%      $ 14,835
                                        ------    ------    -------    --------------
Class B Shares**                         -3.37%     2.53%      3.43%      $ 14,010
                                        ------    ------    -------    --------------
Class C Shares***                         1.65%     3.38%      3.73%      $ 14,423
                                        ------    ------    -------    --------------
Lehman Brothers
Municipal Bond Index2                     3.60%     5.48%      5.98%      $ 17,878
                                        ------    ------    -------    --------------
Lipper Ohio Intermediate Municipal
Debt Funds Average2                       2.27%     4.02%      4.54%      $ 15,602
                                        ------    ------    -------    --------------


*   Reflects the maximum sales charge of 4.75%.
** Reflects the maximum applicable contingent deferred sales charge. *** Reflects the maximum applicable contingent deferred sales charge.

THE CHART ABOVE REPRESENTS A COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDICATED SHARE CLASS VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARK, AND REPRESENTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS IN THE FUND. THE FUND'S PERFORMANCE IS MEASURED AGAINST THE LEHMAN BROTHERS MUNICIPAL BOND INDEX AND THE LIPPER OHIO INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS GENERALLY REPRESENTATIVE OF THE MUNICIPAL BOND MARKET. THE LIPPER OHIO INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE IS THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF THE MUTUAL FUNDS DESIGNATED BY LIPPER, INC. FALLING INTO THIS CATEGORY. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. HOWEVER, THE LIPPER OHIO INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE AND THE FUND'S PERFORMANCE REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING MUTUAL FUNDS OR SECURITIES.

1 INSTITUTIONAL SHARES WERE INITIALLY OFFERED ON AUGUST 11, 1998. THE PERFORMANCE FIGURES FOR INSTITUTIONAL SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES. THE CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 11, 2000 AND APRIL 24, 1996, RESPECTIVELY. THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

2 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

3 THE ENDING VALUE REPRESENTS THE VALUE OF A $10,000 INVESTMENT IN THE INDICATED SHARE CLASS FOR THE 10-YEAR PERIOD ENDED JULY 31, 2003.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MICHIGAN MUNICIPAL BOND FUND+
AN INTERVIEW WITH
SARAH M. QUIRK, PORTFOLIO MANAGER

Q. THE FUND UNDERPERFORMED ITS BENCHMARK, THE LEHMAN BROTHERS THREE-YEAR GENERAL OBLIGATION INDEX, DURING THE 12-MONTH PERIOD ENDED JULY 31, 2003. HOW DID YOU MANAGE THE FUND DURING THAT PERIOD, AND WHAT CONTRIBUTED TO THE FUND'S UNDERPERFORMANCE?

A. The municipal markets posted gains during most of the 12-month period ended July 31, 2003, which helped the Fund's performance. Those gains were driven by strong investor demand for the relative safety and historically high relative yields offered by municipal bonds during the period. The Fund also benefited from its exposure to the hospital sector, which performed well.

We maintained a high average credit rating of AA (as rated by Standard & Poor's) during the period. While lower-quality bonds performed relatively well, the extra yield available on such bonds seemed insufficient to justify their additional risk.

The Fund's portfolio had an average maturity shorter than its benchmark early in the period, because we believed that interest rates were likely to rise. That strategy caused the Fund to miss out on some potential returns when municipal prices rose. The Fund's cash holdings hovered around 10% of assets during the period, due to large investment inflows and a limited supply of Michigan municipal bonds.

+SINGLE STATE FUNDS MAY BE SUBJECT TO ADDITIONAL RISK, SINCE ISSUERS THEY INVEST IN ARE MORE LIKELY TO BE SUBJECT TO THE SAME POLITICAL AND/OR ECONOMIC RISKS. THE FUND'S INCOME MAY BE SUBJECT TO CERTAIN STATE AND LOCAL TAXES AND, DEPENDING ON ONE'S TAX STATUS, THE FEDERAL ALTERNATIVE MINIMUM TAX.

++ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO COMPOSITION AS A PERCENTAGE OF VALUE OF INVESTMENTS++

PORTFOLIO COMPOSITION

(PIE CHART)

MUNICIPAL BONDS                            97.8%
MONEY MARKETS                               2.2%

MATURITY SCHEDULE

Less than 1 Year ......................    20.5%
1 Year to 5 Years .....................    61.6%
6 Year to 10 Years ....................    17.9%

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MICHIGAN MUNICIPAL BOND FUND
GROWTH OF A $10,000 INVESTMENT


(Mountain Chart)



                               LEHMAN BROTHERS THREE-YEAR   LIPPER OTHER STATES SHORT-INTERMEDIATE
      INSTITUTIONAL SHARES      GENERAL OBLIGATION INDEX         MUNICIPAL DEBT FUNDS AVERAGE
7/93     $10000.00                    $10000.00                          $10097.00
7/94      10284.00                     10348.00                           10283.00
7/95      10817.00                     10620.00                           10783.00
7/96      11247.00                     11474.00                           11274.00
7/97      11911.00                     12003.00                           11989.00
7/98      12392.00                     12644.00                           12522.00
7/99      12752.00                     13311.00                           12874.00
7/00      13175.00                     13501.00                           13271.00
7/01      14143.00                     14549.00                           14231.00
7/02      14942.00                     15465.00                           14977.00
7/03      15345.00                     15963.00                           15366.00





AVERAGE ANNUAL TOTAL RETURN1
                                            1 YEAR     5 YEAR     10 YEAR     ENDING VALUE 3
                                            ------     ------     -------     --------------
Institutional Shares                          2.70%      4.37%       4.38%       $ 15,345
                                            ------     ------     -------     --------------
Class A Shares*                              -2.44%      3.18%       3.71%       $ 14,392
                                            ------     ------     -------     --------------
Class B Shares**                             -3.27%      2.97%       3.29%       $ 13,823
                                            ------     ------     -------     --------------
Class C Shares***                             1.60%      3.32%       3.29%       $ 13,819
                                            ------     ------     -------     --------------
Lehman Brothers Three-Year
General Obligation Index2                     3.22%      4.94%       4.92%       $ 15,963
                                            ------     ------     -------     --------------
Lipper Other States Short-Intermediate
Municipal Debt Funds Average2                 2.42%      3.94%       4.39%       $ 15,366
                                            ------     ------     -------     --------------


*   Reflects the maximum sales charge of 4.75%.
** Reflects the maximum applicable contingent deferred sales charge. *** Reflects the maximum applicable contingent deferred sales charge.

THE CHART ABOVE REPRESENTS A COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDICATED SHARE CLASS VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS, AND REPRESENTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS IN THE FUND. THE FUND'S PERFORMANCE IS MEASURED AGAINST THE LEHMAN BROTHERS THREE-YEAR GENERAL OBLIGATION MUNICIPAL BOND INDEX AND THE LIPPER OTHER STATES SHORT-INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE. THE LEHMAN BROTHERS THREE-YEAR GENERAL OBLIGATION MUNICIPAL BOND INDEX TRACKS THE PERFORMANCE OF INVESTMENT GRADE FIXED RATE DEBT OBLIGATIONS ISSUED BY STATE AND LOCAL GOVERNMENT ENTITIES. THE LIPPER OTHER STATES SHORT-INTERMEDIATE MUNICIPAL DEBT AVERAGE IS THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF THE MUTUAL FUNDS DESIGNATED BY LIPPER, INC. FALLING INTO THIS CATEGORY. THE LEHMAN BROTHERS THREE-YEAR GENERAL OBLIGATION MUNICIPAL BOND INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. HOWEVER, THE LIPPER OTHER STATES SHORT-INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE AND THE FUND'S PERFORMANCE REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING MUTUAL FUNDS OR SECURITIES.

1 FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF MAY 3, 1993. PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT MICHIGAN MUNICIPAL BOND FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF MAY 11, 1993, ADJUSTED FOR THE MAXIMUM SALES CHARGE. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001. THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. ON OCTOBER 29, 2001, THE KENT MICHIGAN MUNICIPAL BOND FUND BECAME THE FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

2 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

3 THE ENDING VALUE REPRESENTS THE VALUE OF A $10,000 INVESTMENT IN THE INDICATED SHARE CLASS FOR THE 10-YEAR PERIOD ENDED JULY 31, 2003.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

GLOSSARY OF TERMS

THE GROSS DOMESTIC PRODUCT (GDP) IS THE MONETARY VALUE OF ALL THE GOODS AND SERVICES PRODUCED BY AN ECONOMY OVER A SPECIFIED PERIOD. IT INCLUDES CONSUMPTION, GOVERNMENT PURCHASES, INVESTMENTS, AND EXPORTS MINUS IMPORTS.

THE LEHMAN BROTHERS 1-3 YEAR GOVERNMENT BOND INDEX CONSISTS OF U.S. TREASURY ISSUES AND PUBLICLY ISSUED DEBT OF U.S. GOVERNMENT AGENCIES WITH MATURITIES OF ONE TO THREE YEARS.

THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS A MARKET VALUE-WEIGHTED PERFORMANCE BENCHMARK FOR INVESTMENT-GRADE FIXED-RATE DEBT ISSUES, INCLUDING GOVERNMENT, CORPORATE, ASSET-BACKED AND MORTGAGE-BACKED SECURITIES WITH MATURITIES OF AT LEAST ONE YEAR.

THE LEHMAN BROTHERS FIVE-YEAR GENERAL OBLIGATIONS INDEX IS GENERALLY REPRESENTATIVE OF INVESTMENT GRADE FIXED RATE DEBT OBLIGATIONS ISSUED BY STATE AND LOCAL GOVERNMENT ENTITIES, WITH MATURITIES OF NO MORE THAN SIX YEARS.

THE LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX IS COMPOSED OF ALL BONDS THAT ARE INVESTMENT GRADE RATED BAA OR HIGHER BY MOODY'S OR BBB OR HIGHER BY S&P, IF UNRATED BY MOODY'S. ISSUES MUST HAVE A LEAST ONE YEAR TO MATURITY. TOTAL RETURN COMPRISES PRICE APPRECIATION/DEPRECIATION AND INCOME AS A PERCENTAGE OF THE ORIGINAL INVESTMENT. INDICES ARE REBALANCED MONTHLY BY MARKET CAPITALIZATION.

THE LEHMAN BROTHERS INTERMEDIATE CREDIT BOND INDEX IS COMPRISED OF PUBLICLY ISSUED, FIXED RATE, NON-CONVERTIBLE INVESTMENT GRADE DOLLAR-DENOMINATED, SEC-REGISTERED CORPORATE DEBT. INCLUDED ARE DEBTS ISSUED OR GUARANTEED BY FOREIGN SOVEREIGN GOVERNMENTS, MUNICIPALITIES, GOVERNMENTAL AGENCIES OR INTERNATIONAL AGENCIES.

THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND CREDIT INDEX IS COMPRISED OF ALL PUBLICLY ISSUED, NON-CONVERTIBLE DOMESTIC DEBT OF THE U.S. GOVERNMENT OR ANY AGENCY THEREOF, OR ANY QUASI-FEDERAL CORPORATION AND OF CORPORATE DEBT GUARANTEED BY THE U.S. GOVERNMENT. ONLY NOTES AND BONDS WITH MINIMUM OUTSTANDING PRINCIPAL OF $1 MILLION AND MINIMUM MATURITY OF ONE YEAR AND MAXIMUM MATURITY OF TEN YEARS ARE INCLUDED.

THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX IS COMPOSED OF INVESTMENT GRADE CORPORATE DEBT ISSUES AS WELL AS DEBT ISSUES OF U.S. GOVERNMENT AGENCIES AND THE U.S. TREASURY. THE DEBT ISSUES ALL MAINTAIN MATURITIES WITHIN A RANGE OF ONE TO TEN YEARS.

THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A BROAD MARKET PERFORMANCE BENCHMARK FOR THE TAX-EXEMPT BOND MARKET. THE BONDS INCLUDED IN THIS INDEX MUST HAVE A MINIMUM CREDIT RATING OF AT LEAST BAA. THEY MUST HAVE AN OUTSTANDING PAR VALUE OF AT LEAST $3 MILLION AND BE ISSUED AS PART OF A TRANSACTION OF AT LEAST $50 MILLION. THE INDEX INCLUDES BOTH ZERO COUPON BONDS AND BONDS SUBJECT TO THE ALTERNATIVE MINIMUM TAX.

THE LEHMAN BROTHERS THREE-YEAR GENERAL OBLIGATIONS INDEX IS A PRICE-WEIGHTED AVERAGE BASED ON THE PRICE-ONLY PERFORMANCE OF 30 BLUE CHIP STOCKS (THE AVERAGE IS COMPUTED BY ADDING THE PRICES OF THE 30 STOCKS AND DIVIDING BY A DENOMINATOR, WHICH HAS BEEN ADJUSTED OVER THE YEARS FOR STOCKS SPLITS, STOCK DIVIDENDS AND SUBSTITUTIONS OF STOCKS).

THE MERRILL LYNCH 100 TECHNOLOGY INDEX IS A EQUAL-DOLLAR WEIGHTED INDEX OF 100 STOCKS DESIGNED TO MEASURE THE PERFORMANCE OF A CROSS-SECTION OF LARGE, ACTIVELY TRADED TECHNOLOGY STOCKS AND AMERICAN DEPOSITARY RECEIPTS.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE, AUSTRALASIA AND FAR EAST (EAFE) INDEX IS A MARKET CAPITALIZATION-WEIGHTED EQUITY INDEX COMPRISING 20 OF THE 48 COUNTRIES IN THE MSCI UNIVERSE AND REPRESENTING THE DEVELOPED WORLD OUTSIDE OF NORTH AMERICA. EACH MSCI COUNTRY INDEX IS CREATED SEPARATELY, THEN AGGREGATED, WITHOUT CHANGE, INTO REGIONAL MSCI INDICES. EAFE PERFORMANCE DATA IS CALCULATED IN U.S. DOLLARS AND IN LOCAL CURRENCY.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX TRACKS THE STOCK MARKETS OF 23 COUNTRIES, COMPRISING 1,482 SECURITIES, WITH VALUES EXPRESSED IN U.S. DOLLARS.

THE RUSSELL 1000(R) INDEX MEASURES THE PERFORMANCE OF THE 1,000 LARGEST COMPANIES IN THE RUSSELL 3000(R) INDEX, WHICH REPRESENTS APPROXIMATELY 92% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000(R) INDEX.

THE RUSSELL 1000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THE 1,000 SECURITIES FOUND IN THE RUSSELL UNIVERSE WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE RUSSELL 1000(R) VALUE INDEX MEASURES THE PERFORMANCE OF THE 1,000 SECURITIES FOUND IN THE RUSSELL UNIVERSE WITH A LESS-THAN-AVERAGE GROWTH ORIENTATION. COMPANIES IN THIS INDEX GENERALLY HAVE LOW PRICE-TO-BOOK AND PRICE-TO-EARNING RATIOS, HIGHER DIVIDEND YIELDS AND LOWER FORECASTED GROWTH VALUES.

THE RUSSELL 2000(R) GROWTH INDEX IS COMPRISED OF THE SECURITIES IN THE RUSSELL 2000(R) INDEX WITH A GREATER-THAN-AVERAGE GROWTH ORIENTATION. COMPANIES IN THIS INDEX TEND TO EXHIBIT HIGHER PRICE-TO-BOOK AND PRICE-TO-EARNINGS RATIOS.

THE RUSSELL 2000(R) VALUE INDEX IS COMPRISED OF THE SECURITIES IN THE RUSSELL 2000(R) INDEX WITH A LESS-THAN-AVERAGE GROWTH ORIENTATION. COMPANIES IN THIS INDEX GENERALLY HAVE LOW PRICE-TO-BOOK AND PRICE-TO-EARNINGS RATIOS.

THE RUSSELL 3000(R) VALUE INDEX MEASURES THE PERFORMANCE OF THE 3,000
LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET.

GLOSSARY OF TERMS


THE RUSSELL MIDCAP(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE SECURITIES FOUND IN THE RUSSELL MIDCAP UNIVERSE WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE STOCKS ARE ALSO MEMBERS OF THE RUSSELL 1000(R) GROWTH INDEX.

THE RUSSELL MIDCAP(R) VALUE INDEX MEASURES THE PERFORMANCE OF THOSE SECURITIES FOUND IN THE RUSSELL UNIVERSE WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. THE STOCKS ARE ALSO MEMBERS OF THE RUSSELL 1000(R) VALUE INDEX.

THE STANDARD & POOR'S 500 INDEX IS COMPRISED OF 500 SELECTED COMMON STOCKS, MOST OF WHICH ARE LISTED ON THE NEW YORK STOCK EXCHANGE, AND IS A MEASURE OF THE U.S. STOCK MARKET AS A WHOLE.

THE WILSHIRE 5000 INDEX MEASURES THE PERFORMANCE OF ALL U.S.-HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA.

THE LIPPER BALANCED FUNDS AVERAGE CONSISTS OF FUNDS WHOSE PRIMARY OBJECTIVE IS TO CONSERVE PRINCIPAL BY MAINTAINING AT ALL TIMES A BALANCED PORTFOLIO OF BOTH STOCKS AND BONDS. TYPICALLY, THE STOCK/BOND RATIO RANGES AROUND 60%/40%.

THE LIPPER EQUITY INCOME FUNDS AVERAGE CONSISTS OF FUNDS THAT SEEK RELATIVELY HIGH CURRENT INCOME AND GROWTH OF INCOME THROUGH INVESTING 60% OR MORE OF THEIR PORTFOLIO IN EQUITIES.

THE LIPPER FLEXIBLE INCOME FUNDS AVERAGE CONSISTS OF FUNDS THAT ALLOCATE THEIR INVESTMENTS ACROSS VARIOUS ASSET CLASSES, INCLUDING DOMESTIC COMMON STOCKS, BONDS, AND MONEY MARKET INSTRUMENTS WITH A FOCUS ON TOTAL RETURN.

THE LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE CONSISTS OF FUNDS THAT INVEST AT LEAST 65% OF THEIR ASSETS IN MUNICIPAL DEBT ISSUES IN THE TOP FOUR CREDIT RATINGS.

THE LIPPER GLOBAL FUNDS AVERAGE CONSISTS OF FUNDS THAT INVEST AT LEAST 25% OF THEIR PORTFOLIO IN SECURITIES TRADED OUTSIDE OF THE UNITED STATES AND THAT MAY OWN U.S. SECURITIES AS WELL.

THE LIPPER CORPORATE DEBT FUNDS A RATED AVERAGE CONSISTS OF FUNDS THAT INVEST AT LEAST 65% OF THEIR ASSETS IN CORPORATE DEBT ISSUES RATED `A' OR BETTER OR GOVERNMENT ISSUES.

THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE CONSISTS OF FUNDS THAT INVEST AT LEAST 65% OF THEIR ASSETS IN INVESTMENT GRADE DEBT ISSUES (RATED IN TOP FOUR GRADES) WITH DOLLAR-WEIGHTED AVERAGE MATURITIES OF FIVE TO TEN YEARS.

THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE CONSISTS OF FUNDS THAT INVEST IN MUNICIPAL DEBT ISSUES WITH DOLLAR-WEIGHTED AVERAGE MATURITIES OF FIVE- TO TEN-YEARS.

THE LIPPER INTERNATIONAL FUNDS AVERAGE CONSISTS OF FUNDS THAT INVEST THEIR ASSETS IN SECURITIES WITH PRIMARY TRADING MARKETS OUTSIDE OF THE UNITED STATES.

THE LIPPER LARGE-CAP CORE FUNDS AVERAGE CONSISTS OF FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATIONS (ON A THREE-YEAR WEIGHTED BASIS) GREATER THAN 300% OF THE DOLLAR-WEIGHTED MEDIAN MARKET CAPITALIZATION OF THE MIDDLE 1,000 SECURITIES OF THE S&P SUPERCOMPOSITE 1500 INDEX. LARGE-CAP CORE FUNDS HAVE MORE LATITUDE IN THE COMPANIES IN WHICH THEY INVEST. THESE FUNDS TYPICALLY HAVE AN AVERAGE PRICE-TO-EARNINGS RATIO, PRICE-TO-BOOK RATIO AND THREE-YEAR SALES-PER-SHARE GROWTH VALUE, COMPARED TO THE S&P 500 INDEX.

THE LIPPER MULTI-CAP CORE FUNDS AVERAGE CONSISTS OF FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST IN A VARIETY OF MARKET CAPITALIZATION RANGES WITHOUT CONCENTRATING 75% OF THEIR EQUITY ASSETS IN ANY ONE MARKET CAPITALIZATION RANGE OVER AN EXTENDED PERIOD OF TIME.

THE LIPPER MID-CAP GROWTH FUNDS AVERAGE CONSISTS OF FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATIONS (ON A THREE-YEAR WEIGHTED BASIS) LESS THAN 300% OF THE DOLLAR-WEIGHTED MEDIAN MARKET CAPITALIZATION OF THE MIDDLE 1,000 SECURITIES OF THE S&P SUPERCOMPOSITE 1500 INDEX. MID-CAP GROWTH FUNDS TYPICALLY HAVE AN ABOVE-AVERAGE PRICE-TO-EARNINGS RATIO, PRICE-TO-BOOK RATIO AND THREE-YEAR SALES-PER-SHARE GROWTH VALUE, COMPARED TO THE S&P MIDCAP 400 INDEX.

THE LIPPER MID-CAP VALUE FUNDS AVERAGE CONSIST OF FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATIONS (ON A THREE-YEAR WEIGHTED BASES) LESS THAN 300% OF THE DOLLAR-WEIGHTED MEDIAN MARKET CAPITALIZATION OF THE MIDDLE 1,000 SECURITIES OF THE S&P SUPERCOMPOSITE 1500 INDEX. MID-CAP VALUE FUNDS TYPICALLY HAVE A BELOW-AVERAGE PRICE-TO-EARNINGS RATIO, PRICE-TO-BOOK, AND THREE-YEAR SALES-PER-SHARE GROWTH VALUE, COMPARED TO THE S&P MIDCAP 400 INDEX.

THE LIPPER MULTI-CAP CORE FUNDS AVERAGE CONSIST OF FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST IN A VARIETY OF MARKET CAPITALIZATION RANGES WITHOUT CONCENTRATING 75% OF THEIR EQUITY ASSETS IN ANY ONE MARKET CAPITALIZATION RANGE OVER AN EXTENDED PERIOD OF TIME. MULTI-CAP FUNDS TYPICALLY HAVE BETWEEN 25% TO 75% OF THEIR ASSETS INVESTED IN COMPANIES WITH MARKET CAPITALIZATIONS (ON A THREE-YEAR WEIGHTED BASIS) ABOVE 300% OF THE DOLLAR-WEIGHTED MEDIAN MARKET CAPITALIZATION OF THE MIDDLE 1,000 SECURITIES OF THE S&P SUPERCOMPOSITE 1500 INDEX.

THE LIPPER MULTI-CAP VALUE FUNDS AVERAGE CONSISTS OF FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST IN A VARIETY OF MARKET CAPITALIZATION RANGES, WITHOUT CONCENTRATING 75% OF THEIR EQUITY ASSETS IN ANY ONE MARKET CAPITALIZATION RANGE OVER AN EXTENDED PERIOD OF TIME. MULTI-CAP FUNDS WILL GENERALLY HAVE BETWEEN 25% TO 75% OF THEIR ASSETS INVESTED IN COMPANIES WITH MARKET CAPITALIZATIONS (ON A THREE-YEAR WEIGHTED BASIS) ABOVE 300% OF THE DOLLAR-WEIGHTED MEDIAN MARKET CAPITALIZATION OF THE S&P MID-CAP 400 INDEX.

GLOSSARY OF TERMS

MULTI-CAP VALUE FUNDS SEEK LONG-TERM GROWTH OF CAPITAL BY INVESTING IN COMPANIES THAT ARE CONSIDERED TO BE UNDERVALUED RELATIVE TO A MAJOR UNMANAGED STOCK INDEX BASED ON PRICE-TO-CURRENT EARNINGS, BOOK VALUE, ASSET VALUE OR OTHER FACTORS. THESE FUNDS WILL NORMALLY HAVE A BELOW-AVERAGE PRICE-TO-EARNINGS RATIO, PRICE-TO-BOOK RATIO AND THREE-YEAR EARNINGS GROWTH FIGURE, COMPARED TO THE U S DIVERSIFIED MULTI-CAP FUNDS UNIVERSE AVERAGE.

THE LIPPER OHIO INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE CONSISTS OF FUNDS THAT INVESTS AT LEAST 65% OF THEIR ASSETS IN MUNICIPAL DEBT ISSUES THAT ARE EXEMPT FROM TAXATION IN OHIO, WITH DOLLAR-WEIGHTED AVERAGE MATURITIES OF FIVE TO TEN YEARS.

THE LIPPER OTHER STATES SHORT INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE CONSISTS OF FUNDS THAT INVEST IN MUNICIPAL DEBT ISSUES WITH DOLLAR-WEIGHTED AVERAGE MATURITIES OF FIVE TO TEN YEARS AND ARE EXEMPT FROM TAXATION ON A SPECIFIED CITY OR STATE BASIS.

THE LIPPER S&P 500 INDEX OBJECTIVE FUNDS AVERAGE CONSISTS OF FUNDS THAT ARE PASSIVELY MANAGED, LIMITED-EXPENSE (MANAGEMENT FEE NO HIGHER THAN 0.50%) FUND DESIGNED TO REPLICATE THE PERFORMANCE OF THE STANDARD & POOR'S 500 INDEX ON A REINVESTED BASIS.

THE LIPPER SCIENCE AND TECHNOLOGY FUNDS AVERAGE CONSISTS OF FUNDS THAT INVESTS AT LEAST 65% OF THEIR EQUITY PORTFOLIO IN SCIENCE AND TECHNOLOGY STOCKS.

THE LIPPER SHORT INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE CONSISTS OF FUNDS THAT INVEST AT LEAST 65% OF THEIR ASSETS IN INVESTMENT GRADE DEBT ISSUES (RATED IN TOP FOUR GRADES) WITH DOLLAR-WEIGHTED AVERAGE MATURITIES OF ONE TO FIVE YEARS.

THE LIPPER SHORT INTERMEDIATE U.S. GOVERNMENT BOND FUNDS AVERAGE CONSISTS OF FUNDS THAT INVEST AT LEAST 65% OF THEIR ASSETS IN SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES OR ITS INSTRUMENTALITIES, WITH DOLLAR-WEIGHTED AVERAGE MATURITIES OF ONE TO FIVE YEARS.

THE LIPPER SMALL-CAP FUNDS AVERAGE CONSISTS OF FUNDS THAT BY PROSPECTUS OR PORTFOLIO PRACTICE INVESTS PRIMARILY IN COMPANIES WITH MARKET CAPITALIZATIONS LESS THAN $1 BILLION AT THE TIME OF PURCHASE.

THE LIPPER SMALL-CAP CORE FUNDS AVERAGE CONSISTS OF FUNDS THAT BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATIONS (ON A THREE-YEAR WEIGHTED BASIS) LESS THAN 250% OF THE DOLLAR-WEIGHTED MEDIAN OF THE SMALLEST 500 OF THE MIDDLE 1,000 SECURITIES OF THE S&P SUPER COMPOSITE 1500 INDEX. SMALL-CAP CORE FUNDS HAVE MOR LATITUDE IN THE COMPANIES IN WHICH THEY INVEST. THESE FUNDS TYPICALLY HAVE AN AVERAGE PRICE-TO-EARNINGS RATIO, PRICE-TO-BOOK RATIO, AND THREE-YEAR SALES-PER-SHARE GROWTH VALUE, COMPARED TO THE S&P SMALLCAP 600 INDEX.

THE LIPPER SMALL-CAP VALUE FUNDS AVERAGE CONSISTS OF FUNDS THAT BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATIONS (ON A THREE-YEAR WEIGHTED BASIS) LESS THAN 250% OF THE DOLLAR-WEIGHTED MEDIAN OF THE SMALLEST 500 OF THE MIDDLE 1,000 SECURITIES OF S&P SUPERCOMPOSITE 1500 INDEX. SMALL-CAP VALUE FUNDS TYPICALLY HAVE A BELOW-AVERAGE PRICE-TO-EARNINGS RATIO, PRICE-TO-BOOK RATIO AND THREE-YEAR SALES-PER-SHARE GROWTH VALUE, COMPARED TO THE S&P SMALLCAP 600 INDEX.

THE ABOVE INDICES ARE UNMANAGED AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. HOWEVER, THE LIPPER AVERAGE'S PERFORMANCE REFLECTS THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING MUTUAL FUNDS OR SECURITIES.

                                                        SMALL CAP GROWTH FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                JULY 31, 2003
                                   (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                  SHARES            VALUE
                                                ------------     ------------
COMMON STOCKS  (98.4%)
Aaron Rents, Inc.                                     50,000     $      1,428
ADTRAN, Inc.                                          60,000            2,930
Advance PCS *                                         60,000            2,273
Advanced Digital Information Corp. *                 190,000            2,206
Advanced Neuromodulation
    Systems, Inc.*                                    22,500              925
Advo, Inc. *                                          65,000            3,019
Airgas, Inc.                                          80,000            1,555
Albany International Corp.                           105,000            2,999
Alliance Data Systems Corp. *                         75,000            2,055
Alliant Techsystems, Inc. *                           45,000            2,470
American Capital Strategies, Ltd.                     95,000            2,672
American Medical Systems
    Holdings, Inc.*                                  100,000            1,797
Ametek, Inc.                                          70,000            2,769
Amsurg Corp. *                                       125,000            3,790
Amylin Pharmaceuticals, Inc. *                        60,000            1,438
Analogic Corp.                                        40,000            1,931
Antigenics, Inc. *                                   100,000            1,251
Applebee's International, Inc.                        75,000            2,393
Apria Healthcare Group, Inc. *                        95,000            2,466
Ask Jeeves, Inc. *                                    60,000            1,047
AtheroGenics, Inc. *                                  80,000            1,160
ATMI, Inc. *                                          75,000            1,933
Atmos Energy Corp.                                    80,000            1,949
Atwood Oceanics, Inc. *                               45,000            1,106
Avid Technology, Inc. *                               30,000            1,394
Benchmark Electronics, Inc. *                         85,000            3,383
BioMarin Pharmaceutical, Inc. *                       90,000              976
Biosite, Inc. *                                      125,000            5,392
Borland Software Corp. *                             100,000              930
Business Objects, ADR *                               50,000            1,216
Celgene Corp. *                                       80,000            2,929
Cell Genesys, Inc. *                                 100,000            1,149
Central Garden & Pet Co. *                            50,000            1,372
Chesapeake Energy Corp.                              135,000            1,292
Chico's FAS, Inc. *                                  112,500            3,054
Choice Hotels International, Inc. *                   50,000            1,538
Church & Dwight, Inc.                                 50,000            1,620
CLARCOR, Inc.                                         30,000            1,207
Cognizant Technology Solutions Corp. *               100,000            3,078
Community First Bankshares, Inc.                      75,000            2,060
Connetics Corp. *                                    135,000            2,452
Cooper Cos., Inc.                                    150,000            5,258
Corinthian Colleges, Inc. *                           75,000            4,095
Corporate Executive Board Co. *                       80,000            3,474
Covance, Inc. *                                      125,000            2,588
CTI Molecular Imaginging, Inc. *                     110,000            1,745
CTS Corp.                                             80,000              924
CVB Financial Corp.                                  105,000            2,070
Delphi Financial Group, Class A                       55,000            2,714
Dendrite International, Inc. *                        90,000            1,165
Diagnostic Products Corp.                             25,000              958
Digene Corp. *                                        81,600            2,688
Digital Insight Corp. *                              100,000            2,018
Dime Community Bancshares                            100,000            2,480

                                   CONTINUED

                                                   SHARES            VALUE
                                                ------------     ------------
COMMON STOCKS, CONTINUED
Dionex Corp. *                                        80,000     $      3,261
Documentum, Inc. *                                   100,000            1,715
Dot Hill Systems Corp. *                              50,000              862
East-West Bancorp., Inc.                              75,000            3,242
Echelon Corp. *                                      125,000            1,940
Emmis Communications Corp. *                         105,000            2,101
Energen Corp.                                         40,000            1,388
Esterline Technologies Corp. *                        80,000            1,532
Factset Research Systems, Inc.                        50,000            2,300
FindWhat.com *                                        35,000              728
First American Financial Corp.                        86,000            2,078
First Bancorp/Puerto Rico                            120,000            3,618
First Midwest Bancorp., Inc.                          65,000            1,946
First Republic Bancorp., Inc.*                        50,000            1,479
FirstFed Financial Corp. *                            80,000            3,032
FLIR Systems, Inc. *                                  89,300            2,420
Foundry Networks, Inc. *                             260,000            4,691
Fred's, Inc.                                          90,000            2,635
FTI Consulting *                                     142,500            3,135
GEN-Probe, Inc. *                                     45,000            2,475
Genta, Inc. *                                         80,000            1,058
Global Payments, Inc.                                 70,000            2,465
Graco, Inc.                                           70,000            2,552
Gymboree Corp. *                                      75,000            1,116
Harman International Industries, Inc.                 35,000            2,926
Hilb, Rogal & Hamilton Co.                           100,000            3,367
Hollywood Entertainment Corp. *                       70,000            1,172
Hudson United Bancorp.                                75,000            2,740
Hyperion Solutions Corp. *                           125,000            3,415
ICOS Corp. *                                          40,000            1,745
IDEXX Laboratories, Inc. *                            60,000            2,428
Independent Bank Corp.                                50,000            1,337
Inspire Pharmaceuticals, Inc. *                      100,000            1,510
Integrated Circuit Systems, Inc. *                    90,000            2,705
InterDigital Communications Corp. *                   80,000            1,270
Intermagnetics General Corp. *                       135,000            2,735
International Rectifier Corp. *                      100,000            2,760
Itron, Inc. *                                        150,000            3,150
ITT Educational Services, Inc. *                     125,000            4,903
J.B. Hunt Transport Services, Inc. *                  75,000            3,536
Jacobs Engineering Group, Inc. *                      80,000            3,507
Jarden Corp. *                                        40,000            1,184
Jefferies Group, Inc.                                 40,000            2,375
Kensey Nash Corp. *                                   80,000            2,166
Kos Pharmaceuticals, Inc. *                           50,000            1,707
Kronos, Inc. *                                       100,000            5,540
Labor Ready, Inc. *                                  105,000              899
Leapfrog Enterprises, Inc. *                          45,000            1,364
Lone Star Technologies, Inc. *                        35,000              580
LTX Corp. *                                          265,000            2,626
MAF Bancorp., Inc.                                    50,000            2,000
MapInfo Corp. *                                       70,000              794
Medicines Co. *                                      100,000            2,715
Mercury Computer Systems, Inc. *                     100,000            1,983
Methode Electronics, Inc., Class A                   254,500            3,006
Micrel, Inc. *                                       120,000            1,349
Micromuse, Inc. *                                    150,000            1,077
Mid Atlantic Medical Services, Inc. *                 66,100            3,595

                                   CONTINUED

SMALL CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------
COMMON STOCKS, CONTINUED
MKS Instruments, Inc. *                               75,000     $      1,696
NBTY, Inc. *                                         150,000            3,698
Netegrity, Inc. *                                    100,000              934
Neurocrine Biosciences, Inc. *                        35,000            1,879
Newfield Exploration Co. *                            75,000            2,709
NPS Pharmaceuticals, Inc. *                           50,000            1,277
Oceaneering International, Inc. *                    110,000            2,805
OmniVision Technologies, Inc. *                      145,000            5,885
Oshkosh Truck Corp.                                   50,000            3,326
OSI Pharmaceuticals, Inc. *                           75,000            2,521
P.F. Chang's China Bistro, Inc. *                     60,000            2,903
Packeteer, Inc. *                                    236,000            2,860
Panera Bread Co., Class A *                           35,000            1,448
Patina Oil & Gas Corp.                                81,250            2,444
Penn National Gaming, Inc. *                         100,000            2,150
Pharmaceutical Product
    Development, Inc.*                                60,000            1,503
Pharmaceutical Resources, Inc. *                      90,000            5,093
Plantronics, Inc. *                                  150,000            3,636
Power Integrations, Inc *                             80,000            2,306
Priority Healthcare Corp., Class B *                  75,000            1,547
Progress Software Corp. *                            105,000            2,091
Radio One, Inc. *                                    150,000            2,523
Radware Ltd. *                                        45,000              769
Rainbow Technologies, Inc. *                         375,000            2,779
RC2 Corp. *                                          125,000            1,970
Regis Corp.                                           95,000            2,925
RehabCare Group, Inc. *                               65,000            1,040
Republic Bancorp., Inc.                              150,000            2,051
Respironics, Inc. *                                   55,000            2,199
Roper Industries, Inc.                                35,000            1,397
Ryland Group, Inc.                                    40,000            2,596
Scotts Co., Class A *                                 45,000            2,385
SCP Pool Corp. *                                      40,000            1,550
SERENA Software, Inc. *                              185,000            3,494
Silicon Laboratories, Inc. *                         140,000            5,139
Sonic Corp. *                                         45,000            1,100
Sonus Networks, Inc. *                               200,000            1,388
Spartech Corp.                                        40,000              909
Staten Island Bancorp., Inc.                         110,000            2,420
Station Casinos, Inc. *                               40,000            1,160
Stellent, Inc. *                                     150,000            1,073
Stericycle, Inc. *                                    60,000            2,708
Steris Corp. *                                        60,000            1,379
Stone Energy Corp. *                                  65,000            2,510
Take-Two Interactive Software *                       60,000            1,596
Technitrol, Inc. *                                   130,000            2,440
Tetra Tech, Inc. *                                   120,000            1,927
Texas Regional Bancshares, Inc.                       81,000            2,671
Thor Industries, Inc.                                 50,000            2,199
Titan Corp. *                                        125,000            1,918
TiVo, Inc. *                                         205,000            2,232
Tractor Supply Co. *                                  40,000            2,216
Trimble Navigation Ltd. *                            135,000            3,692

                                   CONTINUED

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
COMMON STOCKS, CONTINUED
Trimeris, Inc. *                                      50,000     $      2,218
UGI Corp.                                             37,500            1,184
Unit Corp. *                                          40,000              783
United Online, Inc. *                                135,000            4,229
Urban Outfitters, Inc. *                              86,000            3,417
Varian Semiconductor Equipment
    Associates, Inc. *                                95,000            3,159
Vintage Petroleum, Inc.                              110,000            1,262
Waste Connections, Inc. *                             75,000            2,546
WebEx Communications, Inc. *                          50,000              825
Wolverine World Wide, Inc.                           100,000            1,910
Zebra Technologies Corp., Class A *                   25,000            1,939
Zoll Medical Corp. *                                  60,000            1,886
Zoran Corp. *                                        190,000            5,151
                                                                 ------------
TOTAL COMMON STOCKS                                                   404,291
                                                                 ------------
U.S. TREASURY OBLIGATIONS  (0.5%)
U.S. TREASURY BILLS  (0.5%)
1.17%, 10/9/03 ** (a)                           $      2,000            1,996
                                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS                                         1,996
                                                                 ------------
INVESTMENT COMPANY  (0.6%)
iShares Russell 2000 Growth
    Index Fund                                        50,000            2,572
                                                                 ------------
TOTAL INVESTMENT COMPANY                                                2,572
                                                                 ------------
MONEY MARKETS  (0.9%)
Dreyfus Cash Management Money
    Market Fund                                       29,172               29
Federated Prime Value Obligations
    Money Market Fund                              3,503,260            3,503
                                                                 ------------
TOTAL MONEY MARKETS                                                     3,532
                                                                 ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING  (14.3%)
Pool of various securities for Fifth Third
    Funds - footnote 3 (Lending Portfolio
    Securities)                                 $     58,723           58,723
                                                                 ------------
TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  58,723
                                                                 ------------
TOTAL INVESTMENTS (COST $354,876)+ - 114.7%                           471,114

LIABILITIES IN EXCESS OF OTHER ASSETS - (14.7)%                       (60,397)
                                                                 ------------
NET ASSETS - 100.0%                                              $    410,717
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

                                                          MID CAP GROWTH FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                JULY 31, 2003
                                  (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------
COMMON STOCKS  (97.0%)
A.G. Edwards, Inc.                                    92,000     $      3,403
Activision, Inc. *                                   442,500            5,155
ADC Telecommunications, Inc. *                       630,000            1,373
Advance Auto Parts, Inc. *                           123,000            8,355
Affiliated Computer Services, Inc.,
    Class A*                                          55,000            2,725
Amkor Technology, Inc. *                             350,000            5,135
Analog Devices, Inc. *                               385,000           14,612
BEA Systems, Inc. *                                1,010,000           13,332
Bed Bath & Beyond, Inc. *                             88,000            3,417
Biomet, Inc.                                         330,000            9,771
Biovail Corp. International *                        236,000            9,060
Career Education Corp. *                             108,000            9,007
Caremark Rx, Inc. *                                  200,000            5,004
Chico's FAS, Inc. *                                  387,000           10,507
Christopher & Banks Corp. *                          100,000            3,955
Cintas Corp.                                          76,000            3,143
Coach, Inc. *                                         78,000            4,134
Cree, Inc. *                                         198,000            2,645
Electronics Boutique Holdings Corp. *                176,000            4,713
Fastenal Co.                                         168,000            6,384
Fiserv, Inc. *                                       319,000           12,454
Flextronics International Ltd. *                     555,000            6,105
Forest Laboratories, Inc. *                          225,000           10,773
Gentex Corp. *                                       203,000            7,215
IDEC Pharmaceuticals Corp. *                         250,000            8,460
Integrated Circuit Systems, Inc. *                   335,000           10,067
Integrated Device Technologies, Inc. *               195,000            2,244
International Rectifier Corp. *                      194,000            5,354
Jabil Circuit, Inc. *                                360,000            8,298
Janus Capital Group, Inc.                            350,000            6,125
L-3 Communications Holdings, Inc. *                  177,000            8,687
Leapfrog Enterprises, Inc. *                         130,000            3,939
Manpower, Inc.                                       100,000            3,810
Mercury Interactive Corp. *                          130,000            5,117
Michael's Stores, Inc.                               205,000            7,915
Microchip Technology, Inc.                           595,000           15,685
Mid Atlantic Medical Services, Inc. *                110,000            5,982
National Commerce Financial Corp.                    282,000            6,909
Network Appliance, Inc. *                            285,000            4,554
North Fork Bancorp.                                   80,000            2,804
NVIDIA Corp. *                                       145,000            2,772
Omnicom Group, Inc.                                   84,000            6,206
Panera Bread Co., Class A *                          116,000            4,799
Patterson Dental Co. *                               155,000            8,293
Pharmaceutical Product
    Development, Inc*                                105,000            2,630
QLogic Corp. *                                        80,000            3,372
SouthTrust Corp.                                     105,000            3,009
SunGard Data Systems, Inc. *                         280,000            7,348
SurModics, Inc. *                                    108,000            4,054
T. Rowe Price Group, Inc.                            405,000           16,440
Teleflex, Inc.                                        93,000            4,253
Tellabs, Inc. *                                      455,000            3,062
The Cheesecake Factory, Inc. *                       108,000            3,559
Third Wave Technologies *                            384,000            1,640

                                   CONTINUED

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
COMMON STOCKS, CONTINUED
Varco International, Inc. *                          540,000     $      9,331
Williams-Sonoma, Inc. *                              280,000            7,910
Wind River Systems, Inc. *                           142,000              882
Zebra Technologies Corp., Class A *                  120,000            9,309
                                                                 ------------
TOTAL COMMON STOCKS                                                   367,196
                                                                 ------------

MONEY MARKETS  (3.0%)
Dreyfus Cash Management Money
    Market Fund                                    5,752,348            5,752
Federated Prime Value Obligations
    Money Market Fund                              5,685,168            5,685
                                                                 ------------
TOTAL MONEY MARKETS                                                    11,437
                                                                 ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING  (15.7%)
Pool of various securities for Fifth Third
    Funds - footnote 3 (Lending Portfolio
    Securities)                                 $     59,223           59,223
                                                                 ------------
TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  59,223
                                                                 ------------
TOTAL INVESTMENTS (COST $403,119)+ - 115.7%                           437,856

LIABILITIES IN EXCESS OF OTHER ASSETS - (15.7)%                       (59,456)
                                                                 ------------
NET ASSETS - 100.0%                                              $    378,400
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

LARGE CAP OPPORTUNITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------
COMMON STOCKS  (96.3%)
3M Co.                                                 3,325     $        466
Affiliated Computer Services, Inc.,
    Class A*                                          14,325              710
American International Group, Inc.                     4,378              281
Amgen, Inc. *                                         11,100              772
Analog Devices, Inc. *                                10,525              399
AutoZone, Inc. *                                       8,820              734
BEA Systems, Inc. *                                   24,145              319
Broadcom Corp., Class A *                             17,720              359
Cardinal Health, Inc.                                 13,225              724
Cisco Systems, Inc. *                                 30,055              587
Clear Channel Communications, Inc. *                  17,840              730
Comcast Corp., Class A *                              10,670              324
Eli Lilly & Co.                                        6,010              396
Exxon Mobil Corp.                                     17,576              625
First Data Corp.                                      16,245              613
Fiserv, Inc. *                                        11,775              460
Fortune Brands, Inc.                                   4,930              274
General Electric Corp.                                12,067              343
General Mills, Inc.                                    5,895              270
Goldman Sachs Group, Inc.                              9,960              868
Guidant Corp.                                          8,685              410
H & R Block, Inc.                                      8,775              372
Hewlett-Packard Co.                                   38,110              807
IBM Corp.                                              5,325              433
Illinois Tool Works, Inc.                              4,950              345
Intel Corp.                                           19,970              499
Intuit, Inc. *                                         5,160              222
ITT Industries, Inc.                                   4,000              267
Johnson & Johnson                                     11,765              609
L-3 Communications Holdings, Inc. *                    6,485              318
Marsh & McLennan Cos., Inc.                           18,260              906
Maxim Integrated Products, Inc.                        9,925              388
MedImmune, Inc. *                                      9,485              372
Microsoft Corp.                                       41,060            1,084
Nextel Communications, Inc., Class A *                40,240              735
Oracle Corp. *                                        46,720              561
PepsiCo, Inc.                                         15,502              714
Pfizer, Inc.                                          15,107              504
Praxair, Inc.                                          3,165              205
Target Corp.                                           8,300              318
UnitedHealth Group, Inc.                              14,980              780
Veritas Software Corp. *                               7,470              230
Wal-Mart Stores, Inc.                                  7,442              416
Wells Fargo & Co.                                     15,184              767
Willis Group Holdings Ltd.                            20,200              608
                                                                 ------------
TOTAL COMMON STOCKS                                                    23,124
                                                                 ------------
                                   CONTINUED

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
MONEY MARKETS  (3.7%)
Dreyfus Cash Management Money
    Market Fund                                      444,035     $        444
Federated Prime Value Obligations
    Money Market Fund                                440,016              440
                                                                 ------------
TOTAL MONEY MARKETS                                                       884
                                                                 ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING  (4.0%)
Pool of various securities for Fifth Third
    Funds - footnote 3 (Lending Portfolio
    Securities)                                 $        957              957
                                                                 ------------
TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                     957
                                                                 ------------
TOTAL INVESTMENTS (COST $24,132)+ - 104.0%                             24,965

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.0)%                           (965)
                                                                 ------------
NET ASSETS - 100.0%                                              $     24,000
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

                                                          QUALITY GROWTH FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                JULY 31, 2003
                                   (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------
COMMON STOCKS  (99.4%)
3M Co.                                               105,000     $     14,721
Agilent Technologies, Inc. *                         794,000           17,254
American International Group, Inc.                   399,000           25,616
Amgen, Inc. *                                        743,000           51,697
Analog Devices, Inc. *                               824,000           31,271
Anthem, Inc. *                                       265,000           20,010
Applied Materials, Inc. *                            530,000           10,335
Avery Dennison Corp.                                 160,000            8,634
Bank of New York Co., Inc.                         1,253,000           37,740
Broadcom Corp., Class A *                            400,000            8,108
Cardinal Health, Inc.                                162,000            8,870
ChevronTexaco Corp.                                   67,000            4,831
Cintas Corp.                                         407,000           16,834
Cisco Systems, Inc. *                              2,825,000           55,144
Clear Channel Communications, Inc. *                 713,000           29,197
Cox Communications, Inc., Class A *                  590,000           18,756
Ecolab, Inc.                                         606,000           14,974
Emerson Electric Corp.                               280,000           15,036
Exxon Mobil Corp.                                    430,000           15,300
Flextronics International Ltd. *                     545,000            5,995
General Electric Corp.                               881,000           25,055
Gilead Sciences, Inc. *                              190,000           13,025
Goldman Sachs Group, Inc.                            247,000           21,524
Harley-Davidson, Inc.                                251,000           11,767
Home Depot, Inc.                                   1,066,000           33,259
IBM Corp.                                            217,000           17,631
Illinois Tool Works, Inc.                            215,000           14,975
Intel Corp.                                        2,115,000           52,769
Kohl's Corp. *                                       230,000           13,651
L-3 Communications Holdings, Inc. *                  226,000           11,092
Lowe's Cos., Inc.                                    535,000           25,445
Marsh & McLennan Cos., Inc.                          670,000           33,245
Maxim Integrated Products, Inc.                      605,000           23,643
MedImmune, Inc. *                                    260,000           10,189
Medtronic, Inc.                                      260,000           13,390
Mellon Financial Corp.                             1,455,000           44,014
Microsoft Corp.                                    1,761,000           46,490
Northern Trust Corp.                                 708,000           30,911
Omnicom Group, Inc.                                  151,000           11,156
Pfizer, Inc.                                         542,000           18,081
Schlumberger Ltd.                                    268,000           12,079
Sysco Corp.                                          840,000           25,309
Target Corp.                                       1,106,000           42,382
Teva Pharmaceutical Industries
    Ltd., ADR                                        190,000           10,895
Texas Instruments, Inc.                            1,291,000           24,361
Transocean, Inc. *                                    56,000            1,096
United Technologies Corp.                            144,000           10,833
Wal-Mart Stores, Inc.                                385,000           21,525
                                                                 ------------
TOTAL COMMON STOCKS                                                 1,030,115
                                                                 ------------

                                   CONTINUED

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
MONEY MARKETS  (0.7%)
Dreyfus Cash Management Money
    Market Fund                                    3,928,859     $      3,929
Federated Prime Value Obligations
    Money Market Fund                              3,778,865            3,779
                                                                 ------------
TOTAL MONEY MARKETS                                                     7,708
                                                                 ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING  (2.3%)
Pool of various securities for Fifth Third
    Funds - footnote 3 (Lending Portfolio
    Securities)                                 $     24,295           24,295
                                                                 ------------
TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  24,295
                                                                 ------------
TOTAL INVESTMENTS (COST $986,545)+ - 102.4%                         1,062,118
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4)%                        (24,624)
                                                                 ------------
NET ASSETS - 100.0%                                              $  1,037,494
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS

LARGE CAP CORE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------
COMMON STOCKS  (98.9%)
3M Co.                                                11,450     $      1,605
Abbott Laboratories                                   36,050            1,415
ACE Ltd.                                              21,700              716
Adobe Systems, Inc.                                   10,050              328
Aetna, Inc.                                            8,700              536
Affiliated Computer Services, Inc.,
    Class A*                                           8,400              416
AFLAC, Inc.                                           22,550              723
Air Products and Chemicals, Inc.                      10,350              481
Alberto-Culver Co., Class B                            7,750              431
Alcoa, Inc.                                           20,300              564
Allstate Corp.                                        23,200              883
Altera Corp. *                                        21,900              421
Altria Group, Inc.                                    43,750            1,750
American Electric Power Co.                           18,450              518
American Express Co.                                  34,750            1,535
American International Group, Inc.                    50,700            3,256
American National Insurance Co.                        5,000              442
Amgen, Inc. *                                         33,950            2,362
Analog Devices, Inc. *                                15,100              573
Anheuser-Busch Co., Inc.                              18,650              966
AOL Time Warner, Inc. *                               92,900            1,433
Aon Corp.                                             24,000              577
Apache Corp.                                           7,450              462
Applied Materials, Inc. *                             44,700              872
AT&T Corp.                                            16,500              351
AT&T Wireless Services, Inc. *                        81,600              696
Automatic Data Processing, Inc.                       15,000              556
AutoZone, Inc. *                                       6,250              520
Avery Dennison Corp.                                   8,300              448
Bank of America Corp.                                 37,150            3,067
Bank of New York Co., Inc.                            19,900              599
Bank One Corp.                                        25,600            1,013
BB&T Corp.                                            10,400              363
BellSouth Corp.                                       52,100            1,327
Best Buy Co. *                                        11,450              500
Biomet, Inc.                                          19,900              589
Black & Decker Corp.                                  16,500              674
BMC Software, Inc. *                                  22,250              314
Bristol-Myers Squibb Co.                              38,650            1,013
Burlington Northern Santa Fe Corp.                    15,950              440
Cardinal Health, Inc.                                 13,450              736
Cendant Corp. *                                       63,400            1,138
ChevronTexaco Corp.                                   25,450            1,835
Chubb Corp.                                            6,950              450
Cisco Systems, Inc. *                                169,750            3,313
Citigroup, Inc.                                      119,800            5,366
Clear Channel Communications, Inc. *                  19,900              815
Clorox Co.                                            15,700              681
Coca-Cola Co.                                         44,450            1,999
Colgate-Palmolive Co.                                 11,900              650
Comcast Corp., Class A *                              44,750            1,357
Comcast Corp., Special Class A *                      22,800              668
ConocoPhillips                                        19,450            1,018
Consolidated Edison, Inc.                              6,950              276
Costco Wholesale Corp. *                              15,950              591
CVS Corp.                                             16,250              487
Danaher Corp.                                          5,900              426

                                   CONTINUED

                                                   SHARES            VALUE
                                                ------------     ------------
COMMON STOCKS, CONTINUED
Dell, Inc. *                                          52,100     $      1,755
Devon Energy Corp.                                    11,650              552
Dominion Resources, Inc.                               9,800              589
Dow Chemical Co.                                      27,850              983
E. I. du Pont de Nemours & Co.                        27,850            1,224
Eastman Kodak Co.                                      5,100              141
Eaton Corp.                                            7,650              644
Ecolab, Inc.                                          11,650              288
Eli Lilly & Co.                                       21,950            1,445
EMC Corp. *                                           54,950              585
Emerson Electric Corp.                                10,550              567
Entergy Corp.                                          7,300              376
Exelon Corp.                                          11,050              635
Exxon Mobil Corp.                                    149,700            5,326
Fannie Mae                                            23,200            1,486
Federated Department Stores, Inc.                     10,500              420
FedEx Corp.                                           13,900              895
Fifth Third Bancorp (b)                               11,100              611
First Data Corp.                                      31,150            1,176
First Energy Corp.                                    14,350              495
First Tennessee National Corp.                        24,300            1,042
Fiserv, Inc. *                                         6,500              254
FleetBoston Financial Corp.                           22,550              701
Ford Motor Co.                                        58,800              651
Fortune Brands, Inc.                                  13,000              723
FPL Group, Inc.                                        7,800              481
Freddie Mac                                           26,200            1,280
Gannett, Inc.                                          8,700              668
Gap, Inc.                                             13,700              246
Genentech, Inc. *                                     10,400              840
General Electric Corp. (a)                           198,150            5,635
General Mills, Inc.                                   20,250              929
General Motors Corp.                                  16,250              608
Gillette Co.                                          27,800              855
H & R Block, Inc.                                     12,150              515
Hartford Financial Services Group, Inc.               14,900              778
HCA, Inc.                                             22,550              795
Hewlett-Packard Co.                                   61,650            1,305
Home Depot, Inc.                                      52,100            1,626
Honeywell International, Inc.                         13,000              368
IBM Corp.                                             37,000            3,006
Illinois Tool Works, Inc.                             11,150              777
Intel Corp.                                          154,350            3,851
International Paper Co.                               17,350              679
Intuit, Inc. *                                         8,900              383
ITT Industries, Inc.                                  13,300              887
J.C. Penney Co., Inc.                                 24,450              454
J.P. Morgan Chase & Co.                               52,400            1,837
John Hancock Financial Services, Inc.                 22,250              726
Johnson & Johnson                                     77,700            4,024
Johnson Controls, Inc.                                 5,750              556
Kellogg Co.                                           23,900              820
KeySpan Corp.                                         14,500              489
King Pharmaceuticals, Inc. *                          18,600              280
KLA-Tencor Corp. *                                     8,750              452
Kohl's Corp. *                                        11,300              671
Lexmark International, Inc. *                          9,200              590
Limited Brands, Inc.                                  34,600              578

                                   CONTINUED

                                                          LARGE CAP CORE FUND
                                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                JULY 31, 2003
                                  (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------
COMMON STOCKS, CONTINUED
Linear Technology Corp.                               15,300     $        564
Lockheed Martin Corp.                                  9,550              500
Lowe's Cos., Inc.                                     18,250              868
Marathon Oil Corp.                                    17,350              447
Marsh & McLennan Cos., Inc.                           16,950              841
Masco Corp.                                           23,450              571
Mattel, Inc.                                          23,100              449
Maxim Integrated Products, Inc.                       14,350              561
MBIA, Inc.                                             8,950              453
MBNA Corp.                                            48,000            1,070
McDonald's Corp.                                      34,150              786
McGraw-Hill Cos., Inc.                                 9,650              587
McKesson, Inc.                                        20,850              673
MedImmune, Inc. *                                     16,500              647
Medtronic, Inc.                                       34,750            1,790
Mellon Financial Corp.                                11,300              342
Merck & Co., Inc.                                     49,550            2,739
Merrill Lynch & Co., Inc.                             31,250            1,699
Microsoft Corp.                                      192,850            5,091
Morgan Stanley Dean Witter & Co.                      39,850            1,890
Motorola, Inc.                                        49,850              451
National City Corp.                                   24,200              797
Newell Rubbermaid, Inc.                               22,300              527
Nike, Inc., Class B                                    5,450              282
NiSource, Inc.                                        32,100              620
Novellus Systems, Inc. *                               6,950              249
Nuveen Investments, Inc.                              18,600              517
Occidental Petroleum Corp.                            16,650              544
Omnicom Group, Inc.                                    7,150              528
Oracle Corp. *                                       120,400            1,445
Pactiv Corp. *                                        16,200              320
Paychex, Inc.                                         13,350              434
PepsiCo, Inc.                                         40,300            1,857
Pfizer, Inc.                                         174,500            5,821
Pitney Bowes, Inc.                                    14,350              547
PPL Corp.                                             11,650              461
Praxair, Inc.                                          6,600              427
Procter & Gamble Co.                                  25,100            2,206
Public Service Enterprise Group, Inc.                 10,350              422
QUALCOMM, Inc.                                        16,500              618
Raytheon Co.                                          10,400              319
Reynolds & Reynolds Co., Class A                      10,900              315
Sara Lee Corp.                                        32,100              600
SBC Communications, Inc.                              82,300            1,922
Schlumberger Ltd.                                     23,100            1,041
Sigma-Aldrich Corp.                                    7,800              444
Southern Co.                                          20,550              584
SouthTrust Corp.                                      25,200              722
Southwest Airlines Co.                                23,800              391
Sprint Corp.                                          24,300              343
Staples, Inc. *                                       28,650              577
Starwood Hotels & Resorts
    Worldwide, Inc.                                   18,300              597
State Street Corp.                                    14,500              666
Stryker Corp.                                         11,150              853
SunGard Data Systems, Inc. *                          19,350              508
Sunoco, Inc.                                           6,400              237
Symantec Corp. *                                      10,250              479

                                   CONTINUED

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
COMMON STOCKS, CONTINUED
Sysco Corp.                                           15,550     $        469
Target Corp.                                          26,050              998
Tektronix, Inc. *                                     15,650              331
Texas Instruments, Inc.                               39,050              737
The Walt Disney Co.                                   42,700              936
Thermo Electron Corp. *                               23,000              512
Travelers Property Casualty Corp.,
    Class B                                           25,550              412
Tribune Co.                                           11,150              527
U.S. Bancorp                                          56,000            1,373
Union Pacific Corp.                                   11,050              673
Union Planters Corp.                                  17,350              558
Unisys Corp. *                                        37,400              459
United Technologies Corp.                             16,150            1,215
UnitedHealth Group, Inc.                              20,850            1,086
Univision Communications, Inc. *                      18,100              565
Unocal Corp.                                          15,950              467
UTStarcom, Inc. *                                     21,250              905
V.F. Corp.                                            10,650              406
Verizon Communications, Inc.                          70,300            2,450
Viacom, Inc. *                                        43,400            1,888
Wachovia Corp.                                        37,050            1,619
Wal-Mart Stores, Inc. (a)                             55,500            3,103
Walgreen Co.                                          21,050              630
Washington Mutual, Inc.                               30,400            1,200
Waste Management, Inc.                                17,350              414
WellPoint Health Networks, Inc. *                     10,250              857
Wells Fargo & Co.                                     40,800            2,062
Weyerhaeuser Co.                                       7,750              436
Whirlpool Corp.                                        7,300              473
Wyeth                                                 32,100            1,463
Xilinx, Inc. *                                        19,100              502
                                                                 ------------
TOTAL COMMON STOCKS                                                   201,059
                                                                 ------------
MONEY MARKETS  (1.0%)
Dreyfus Cash Management Money
    Market Fund                                          101               --#
Federated Prime Value Obligations
    Money Market Fund                              1,957,418            1,958
                                                                 ------------
TOTAL MONEY MARKETS                                                     1,958
                                                                 ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING  (0.4%)
Pool of various securities for Fifth Third
    Funds - footnote 3 (Lending Portfolio
    Securities)                                 $        775              775
                                                                 ------------
TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                     775
                                                                 ------------
TOTAL INVESTMENTS (COST $199,026)+ - 100.3%                           203,792
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%                           (640)
                                                                 ------------
NET ASSETS - 100.0%                                              $    203,152
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

EQUITY INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------
COMMON STOCKS  (97.6%)
3M Co.                                                25,800     $      3,617
Abbott Laboratories                                  103,500            4,062
ACE Ltd.                                              17,400              574
ADC Telecommunications, Inc. *                        62,800              137
Adobe Systems, Inc.                                   15,600              510
Adolph Coors Co.                                       2,400              123
Advanced Micro Devices, Inc. *                        22,700              166
AES Corp. *                                           42,600              268
Aetna, Inc.                                            9,970              614
AFLAC, Inc.                                           34,200            1,097
Agilent Technologies, Inc. *                          30,857              671
Air Products and Chemicals, Inc.                      15,000              697
Alberto-Culver Co., Class B                            3,800              211
Albertson's, Inc.                                     25,097              473
Alcoa, Inc.                                           55,876            1,551
Allegheny Energy, Inc.                                 8,300               69
Allegheny Technologies, Inc.                           5,660               43
Allergan, Inc.                                         8,600              692
Allied Waste Industries, Inc. *                       13,100              159
Allstate Corp.                                        46,498            1,768
Alltel Corp.                                          20,600              964
Altera Corp. *                                        25,300              487
Altria Group, Inc.                                   134,200            5,369
AMBAC Financial Group, Inc.                            7,050              464
Amerada Hess Corp.                                     5,900              277
Ameren Corp.                                          10,000              418
American Electric Power Co.                           26,160              734
American Express Co.                                  87,000            3,843
American Greetings Corp., Class A *                    4,400               78
American International Group, Inc.                   172,700           11,087
American Power Conversion Corp. *                     13,000              227
American Standard Companies, Inc. *                    4,800              367
AmerisourceBergen Corp.                                7,000              442
Amgen, Inc. *                                         83,540            5,814
AmSouth Bancorp.                                      23,550              510
Anadarko Petroleum Corp.                              16,509              723
Analog Devices, Inc. *                                24,200              918
Andrew Corp. *                                         6,555               71
Anheuser-Busch Co., Inc.                              55,340            2,868
Anthem, Inc. *                                         9,400              710
AOL Time Warner, Inc. *                              295,980            4,567
Aon Corp.                                             19,500              469
Apache Corp.                                          10,363              642
Apartment Investment &
    Management Co.                                     6,200              244
Apollo Group, Inc., Class A *                         11,600              751
Apple Computer, Inc. *                                23,800              501
Applied Biosystems Group                              13,900              301
Applied Materials, Inc. *                            109,100            2,127
Applied Micro Circuits Corp. *                        23,900              137
Archer-Daniels-Midland Co.                            42,771              562
Ashland, Inc.                                          4,500              148
AT&T Corp.                                            50,970            1,084
AT&T Wireless Services, Inc. *                       179,395            1,530
Autodesk, Inc.                                         7,500              112
Automatic Data Processing, Inc.                       39,700            1,472
AutoNation, Inc. *                                    20,700              356
AutoZone, Inc. *                                       6,500              541

                                   CONTINUED

                                                    SHARES            VALUE
                                                ------------     ------------
COMMON STOCKS, CONTINUED
Avaya, Inc. *                                         28,794     $        276
Avery Dennison Corp.                                   7,300              394
Avon Products, Inc.                                   15,600              973
Baker Hughes, Inc.                                    22,180              697
Ball Corp.                                             3,800              189
Bank of America Corp.                                 99,092            8,183
Bank of New York Co., Inc.                            50,700            1,527
Bank One Corp.                                        77,111            3,051
Bausch & Lomb, Inc.                                    3,600              152
Baxter International, Inc.                            39,300            1,085
BB&T Corp.                                            37,000            1,291
Bear Stearns Companies, Inc.                           6,387              428
Becton, Dickinson & Co.                               17,000              623
Bed Bath & Beyond, Inc. *                             19,400              753
BellSouth Corp.                                      123,100            3,135
Bemis Co.                                              3,500              156
Best Buy Co. *                                        21,250              928
Big Lots, Inc. *                                       7,700              119
Biogen, Inc. *                                         9,900              380
Biomet, Inc.                                          17,175              509
BJ Services Co. *                                     10,400              356
Black & Decker Corp.                                   5,300              217
BMC Software, Inc. *                                  15,600              220
Boeing Co.                                            55,592            1,841
Boise Cascade Corp.                                    3,908               97
Boston Scientific Corp. *                             27,000            1,707
Bristol-Myers Squibb Co.                             128,300            3,361
Broadcom Corp., Class A *                             18,300              371
Brown-Forman Corp.                                     4,500              351
Brunswick Corp.                                        6,000              162
Burlington Northern Santa Fe Corp.                    25,000              689
Burlington Resources, Inc.                            13,365              617
C.R. Bard, Inc.                                        3,400              233
Calpine Corp. *                                       29,700              170
Campbell Soup Co.                                     27,100              654
Capital One Financial Corp.                           14,700              704
Cardinal Health, Inc.                                 29,300            1,604
Carnival Corp.                                        41,700            1,430
Caterpillar, Inc.                                     22,800            1,538
Cendant Corp. *                                       68,619            1,232
CenterPoint Energy, Inc.                              20,144              163
Centex Corp.                                           4,100              297
CenturyTel, Inc.                                       9,400              322
Charles Schwab Corp.                                  88,975              926
Charter One Financial, Inc.                           14,993              488
ChevronTexaco Corp.                                   70,756            5,102
Chiron Corp. *                                        12,500              570
Chubb Corp.                                           11,300              732
Ciena Corp. *                                         28,600              166
CIGNA Corp.                                            9,200              430
Cincinnati Financial Corp.                            10,700              421
Cinergy Corp.                                         11,135              379
Cintas Corp.                                          11,300              467
Circuit City Stores, Inc.                             13,900              128
Cisco Systems, Inc. *                                465,300            9,082
Citigroup, Inc.                                      341,570           15,303
Citizens Communications Co. *                         18,700              222
Citrix System, Inc. *                                 11,300              205

                                   CONTINUED

                                                            EQUITY INDEX FUND
                                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                JULY 31, 2003
                                  (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------
COMMON STOCKS, CONTINUED
Clear Channel Communications, Inc. *                  40,600     $      1,663
Clorox Co.                                            14,600              634
CMS Energy Corp.                                       9,900               64
Coca-Cola Co.                                        164,100            7,379
Coca-Cola Enterprises, Inc.                           29,800              508
Colgate-Palmolive Co.                                 35,600            1,944
Comcast Corp., Class A *                             149,082            4,520
Comerica, Inc.                                        11,550              560
Computer Associates International, Inc.               37,918              965
Computer Sciences Corp. *                             11,400              462
Compuware Corp. *                                     29,500              152
Comverse Technology, Inc. *                           12,400              183
Conagra, Inc.                                         35,550              801
Concord EFS, Inc. *                                   64,825              882
ConocoPhillips                                        44,839            2,347
Consolidated Edison, Inc.                             14,100              560
Constellation Energy Group, Inc.                      10,900              364
Convergys Corp. *                                     11,500              194
Cooper Industries, Ltd.                                6,100              270
Cooper Tire & Rubber Co.                               5,000               85
Corning, Inc. *                                       83,900              683
Costco Wholesale Corp. *                              30,200            1,119
Countrywide Credit Industries, Inc.                    8,400              561
Crane Co.                                              3,925               97
CSX Corp.                                             14,108              442
Cummins Engine, Inc.                                   2,700              125
CVS Corp.                                             26,000              780
Dana Corp.                                             9,832              151
Danaher Corp.                                         10,100              729
Darden Restaurants, Inc.                              11,300              211
Deere & Co.                                           15,800              802
Dell, Inc. *                                         171,500            5,776
Delphi Automotive Systems Corp.                       36,984              311
Delta Air Lines, Inc.                                  8,200               98
Deluxe Corp.                                           4,100              182
Devon Energy Corp.                                    15,200              720
Dillard's Department Stores, Inc.                      5,600               84
Dollar General Corp.                                  22,033              405
Dominion Resources, Inc.                              20,367            1,224
Dover Corp.                                           13,400              491
Dow Chemical Co.                                      60,354            2,130
Dow Jones & Co.                                        5,500              233
DTE Energy Co.                                        11,100              396
Duke Energy Corp.                                     59,012            1,036
Dynegy, Inc. *                                        28,000               89
E. I. du Pont de Nemours & Co.                        65,820            2,893
Eastman Chemical Co.                                   5,100              185
Eastman Kodak Co.                                     19,300              533
Eaton Corp.                                            4,700              396
eBay, Inc. *                                          21,000            2,252
Ecolab, Inc.                                          17,200              425
Edison International, Inc. *                          21,600              354
El Paso Energy Corp.                                  39,695              279
Electronic Arts, Inc. *                                9,400              790
Electronic Data Systems Corp.                         31,500              702
Eli Lilly & Co.                                       74,400            4,898
EMC Corp. *                                          145,600            1,549
Emerson Electric Corp.                                27,900            1,498

                                   CONTINUED

                                                    SHARES           VALUE
                                                ------------     ------------
COMMON STOCKS, CONTINUED
Engelhard Corp.                                        8,437     $        222
Entergy Corp.                                         14,700              757
EOG Resources, Inc.                                    7,600              295
Equifax, Inc.                                          9,400              219
Equity Office Properties Trust                        27,300              758
Equity Residential Properties Trust                   17,900              499
Exelon Corp.                                          21,362            1,228
Exxon Mobil Corp.                                    445,540           15,851
Family Dollar Stores, Inc.                            11,500              431
Fannie Mae                                            65,900            4,220
Federated Department Stores, Inc.                     13,000              520
Federated Investors, Inc.                              7,300              210
FedEx Corp.                                           19,720            1,270
Fifth Third Bancorp (b)                               38,212            2,102
First Data Corp.                                      37,350            1,410
First Energy Corp.                                    19,670              678
First Tennessee National Corp.                         8,300              356
Fiserv, Inc. *                                        12,650              494
FleetBoston Financial Corp.                           69,512            2,161
Fluor Corp.                                            5,300              189
Ford Motor Co.                                       121,503            1,344
Forest Laboratories, Inc. *                           24,000            1,149
Fortune Brands, Inc.                                   9,900              551
FPL Group, Inc.                                       12,100              746
Franklin Resources, Inc.                              17,200              747
Freddie Mac                                           46,100            2,252
Freeport-McMoRan Copper & Gold, Inc.,
    Class B                                            9,600              257
Gannett, Inc.                                         17,700            1,360
Gap, Inc.                                             58,537            1,053
Gateway, Inc. *                                       25,900              132
General Dynamics Corp.                                13,300            1,055
General Electric Corp.                               662,600           18,845
General Mills, Inc.                                   24,400            1,119
General Motors Corp.                                  37,100            1,388
Genuine Parts Co.                                     11,525              357
Genzyme Corp. *                                       14,200              716
Georgia Pacific Corp.                                 15,845              346
Gillette Co.                                          67,664            2,081
Golden West Financial Corp.                           10,200              843
Goldman Sachs Group, Inc.                             31,600            2,754
Goodrich Corp.                                         7,300              168
Goodyear Tire & Rubber Co.                            11,700               64
Great Lakes Chemical Corp.                             3,300               72
Guidant Corp.                                         20,200              954
H & R Block, Inc.                                     12,000              509
H.J. Heinz Co.                                        23,200              790
Halliburton Co.                                       28,900              641
Harley-Davidson, Inc.                                 20,000              938
Harrah's Entertainment, Inc. *                         7,400              323
Hartford Financial Services Group, Inc.               18,500              966
Hasbro, Inc.                                          11,500              217
HCA, Inc.                                             33,949            1,197
Health Management Associates, Inc.,
    Class A                                           15,800              316
Hercules, Inc. *                                       7,200               82
Hershey Foods Corp.                                    9,000              655
Hewlett-Packard Co.                                  202,062            4,278

                                   CONTINUED

EQUITY INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------
COMMON STOCKS, CONTINUED
Hilton Hotels Corp.                                   24,900     $        364
Home Depot, Inc.                                     153,943            4,803
Honeywell International, Inc.                         56,712            1,604
Humana, Inc. *                                        10,700              187
Huntington Bancshares                                 15,561              318
IBM Corp.                                            114,550            9,307
Illinois Tool Works, Inc.                             20,300            1,414
IMS Health, Inc.                                      17,954              347
Ingersoll-Rand Co.                                    11,250              610
Intel Corp.                                          433,200           10,809
International Flavors & Fragrances, Inc.               6,200              187
International Game Technology                         22,800              580
International Paper Co.                               31,736            1,242
Interpublic Group Cos., Inc.                          25,500              352
Intuit, Inc. *                                        13,600              585
ITT Industries, Inc.                                   6,100              407
J.C. Penney Co., Inc.                                 17,700              329
J.P. Morgan Chase & Co.                              134,654            4,720
Jabil Circuit, Inc. *                                 13,100              302
Janus Capital Group, Inc.                             14,700              257
JDS Uniphase Corp. *                                 108,400              326
Jefferson-Pilot Corp.                                  9,537              420
John Hancock Financial Services, Inc.                 19,100              624
Johnson & Johnson                                    196,632           10,184
Johnson Controls, Inc.                                 5,900              570
Jones Apparel Group, Inc. *                            8,500              246
KB Home                                                3,140              178
Kellogg Co.                                           27,000              927
Kerr-McGee Corp.                                       6,673              294
KeyCorp                                               28,100              756
KeySpan Corp.                                          9,700              327
Kimberly-Clark Corp.                                  34,040            1,648
Kinder Morgan, Inc.                                    8,100              433
King Pharmaceuticals, Inc. *                          15,933              240
KLA-Tencor Corp. *                                    12,500              646
Knight-Ridder, Inc.                                    5,500              377
Kohl's Corp. *                                        22,300            1,324
Kroger Co. *                                          51,200              868
Leggett & Platt, Inc.                                 12,900              286
Lehman Brothers Holding, Inc.                         15,700              993
Lexmark International, Inc. *                          8,300              533
Limited Brands, Inc.                                  34,656              579
Lincoln National Corp.                                11,700              437
Linear Technology Corp.                               20,700              763
Liz Claiborne, Inc.                                    7,100              244
Lockheed Martin Corp.                                 30,188            1,580
Loews Corp.                                           12,300              566
Louisiana-Pacific Corp. *                              6,900               84
Lowe's Cos., Inc.                                     51,700            2,459
LSI Logic Corp. *                                     25,600              238
Lucent Technologies, Inc. *                          273,837              482
Manor Care, Inc. *                                     6,400              182
Marathon Oil Corp.                                    20,700              533
Marriott International, Inc.                          15,700              645
Marsh & McLennan Cos., Inc.                           35,600            1,766
Marshall & Ilsley Corp.                               14,500              454
Masco Corp.                                           32,600              795
Mattel, Inc.                                          28,947              562

                                   CONTINUED

                                                    SHARES           VALUE
                                                ------------     ------------
COMMON STOCKS, CONTINUED
Maxim Integrated Products, Inc.                       21,200     $        828
May Department Stores Co.                             19,100              472
Maytag Corp.                                           5,200              132
MBIA, Inc.                                             9,600              486
MBNA Corp.                                            84,545            1,885
McCormick & Co.                                        9,300              238
McDermott International, Inc. *                        4,800               28
McDonald's Corp.                                      84,000            1,933
McGraw-Hill Cos., Inc.                                12,800              778
McKesson, Inc.                                        19,227              620
MeadWestvaco Corp.                                    13,217              320
MedImmune, Inc. *                                     16,600              651
Medtronic, Inc.                                       80,800            4,161
Mellon Financial Corp.                                28,500              862
Merck & Co., Inc.                                    148,650            8,218
Mercury Interactive Corp. *                            5,600              220
Meredith Corp.                                         3,300              150
Merrill Lynch & Co., Inc.                             61,400            3,338
MetLife, Inc.                                         50,500            1,400
MGIC Investment Corp.                                  6,700              372
Micron Technology, Inc. *                             40,100              587
Microsoft Corp.                                      711,800           18,792
Millipore Corp. *                                      3,200              142
Molex, Inc.                                           12,775              357
Monsanto Co.                                          15,850              365
Monster Worldwide, Inc. *                              7,400              196
Moody's Corp.                                          9,965              515
Morgan Stanley Dean Witter & Co.                      71,832            3,408
Motorola, Inc.                                       152,380            1,378
Nabors Industries Ltd. *                               9,600              344
National City Corp.                                   40,500            1,334
National Semiconductor Corp. *                        12,000              268
Navistar International Corp. *                         4,120              161
NCR Corp. *                                            6,500              179
Network Appliance, Inc. *                             22,300              356
New York Times Co.                                    10,000              446
Newell Rubbermaid, Inc.                               17,680              418
Newmont Mining Corp.                                  26,615              961
Nextel Communications, Inc., Class A *                68,200            1,245
NICOR, Inc.                                            2,900              105
Nike, Inc., Class B                                   17,600              910
NiSource, Inc.                                        14,953              289
Noble Drilling Corp. *                                 8,900              293
Nordstrom, Inc.                                        9,000              190
Norfolk Southern Corp.                                25,700              494
North Fork Bancorp.                                   10,700              375
Northern Trust Corp.                                  14,600              637
Northrop Grumman Corp.                                12,067            1,113
Novell, Inc. *                                        28,400              101
Novellus Systems, Inc. *                               9,800              351
Nucor Corp.                                            5,200              256
NVIDIA Corp. *                                        10,100              193
Occidental Petroleum Corp.                            25,000              817
Office Depot, Inc. *                                  20,400              339
Omnicom Group, Inc.                                   12,500              923
Oracle Corp. *                                       348,848            4,186
PACCAR, Inc.                                           7,625              589
Pactiv Corp. *                                        10,500              207

                                   CONTINUED

                                                            EQUITY INDEX FUND
                                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                JULY 31, 2003
                                  (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------
COMMON STOCKS, CONTINUED
Pall Corp.                                             8,099     $        183
Parametric Technology Corp. *                         20,326               65
Parker Hannifin Corp.                                  7,825              361
Paychex, Inc.                                         24,950              812
People's Energy Corp.                                  2,300               94
PeopleSoft, Inc. *                                    24,400              407
Pepsi Bottling Group, Inc.                            18,600              409
PepsiCo, Inc.                                        114,390            5,270
PerkinElmer, Inc.                                      8,400              125
Pfizer, Inc.                                         527,856           17,610
PG&E Corp. *                                          26,800              575
Phelps Dodge Corp. *                                   5,917              250
Pinnacle West Capital Corp.                            5,800              199
Pitney Bowes, Inc.                                    15,700              598
Plum Creek Timber Co., Inc.                           12,200              331
PMC-Sierra, Inc. *                                    11,100              136
PNC Bank Corp.                                        18,800              920
Power-One, Inc. *                                      5,500               58
PPG Industries, Inc.                                  11,200              632
PPL Corp.                                             10,600              420
Praxair, Inc.                                         10,700              692
Principal Financial Group                             22,300              727
Procter & Gamble Co.                                  86,000            7,557
Progress Energy, Inc.                                 15,637              637
Progressive Corp.                                     14,400              950
ProLogis                                              11,900              328
Providian Financial Corp. *                           19,100              184
Prudential Financial, Inc.                            37,500            1,334
Public Service Enterprise Group, Inc.                 14,600              595
Pulte Corp.                                            4,100              251
QLogic Corp. *                                         6,200              261
QUALCOMM, Inc.                                        52,000            1,948
Quest Diagnostics, Inc. *                              6,500              388
Quintiles Transnational Corp. *                        7,800              107
Qwest Communications
    International, Inc. *                            116,300              464
R.J. Reynolds Tobacco Holdings, Inc.                   5,800              206
R.R. Donnelley & Sons Co.                              7,500              198
RadioShack Corp.                                      11,156              296
Raytheon Co.                                          26,900              826
Reebok International Ltd. *                            4,000              132
Regions Financial Corp.                               14,600              527
Robert Half International, Inc. *                     11,500              250
Rockwell Collins                                      12,100              315
Rockwell International Corp.                          12,300              318
Rohm & Haas Co.                                       14,677              519
Rowan Cos., Inc. *                                     6,200              136
Ryder Systems, Inc.                                    4,100              119
Sabre Group Holdings, Inc.                             9,465              218
SAFECO Corp.                                           9,000              335
Safeway, Inc. *                                       29,200              623
Sanmina Corp. *                                       39,600              314
Sara Lee Corp.                                        51,633              965
SBC Communications, Inc.                             219,796            5,134
Schering-Plough Corp.                                 97,100            1,649
Schlumberger Ltd.                                     38,400            1,730
Scientific-Atlanta, Inc.                              10,200              309
Sealed Air Corp. *                                     5,516              264

                                   CONTINUED

                                                    SHARES           VALUE
                                                ------------     ------------
COMMON STOCKS, CONTINUED
Sears Roebuck & Co.                                   20,975     $        854
Sempra Energy                                         13,525              377
Sherwin-Williams Co.                                   9,900              297
Siebel Systems, Inc. *                                32,100              301
Sigma-Aldrich Corp.                                    4,700              268
Simon Property Group, Inc.                            12,400              525
SLM Corp.                                             30,600            1,269
Snap-On, Inc.                                          3,850              109
Solectron Corp. *                                     65,600              335
Southern Co.                                          47,200            1,341
SouthTrust Corp.                                      23,000              659
Southwest Airlines Co.                                51,305              841
Sprint Corp.                                          59,200              836
Sprint PCS Group *                                    68,700              423
St. Jude Medical, Inc. *                              11,800              633
St. Paul Companies                                    14,934              525
Stanley Works                                          5,800              164
Staples, Inc. *                                       31,200              628
Starbucks Corp. *                                     25,700              702
Starwood Hotels & Resorts
    Worldwide, Inc.                                   13,200              430
State Street Corp.                                    21,500              987
Stryker Corp.                                         13,100            1,002
Sun Microsystems, Inc. *                             215,100              804
SunGard Data Systems, Inc. *                          18,700              491
Sunoco, Inc.                                           5,074              188
SunTrust Banks, Inc.                                  18,800            1,145
SUPERVALU, Inc.                                        8,800              207
Symantec Corp. *                                       9,800              458
Symbol Technologies, Inc.                             15,250              195
Synovus Financial Corp.                               19,900              468
Sysco Corp.                                           43,500            1,312
T. Rowe Price Group, Inc.                              8,100              329
Target Corp.                                          60,100            2,303
Teco Energy, Inc.                                     11,100              138
Tektronix, Inc. *                                      5,800              123
Tellabs, Inc. *                                       27,300              184
Temple-Inland, Inc.                                    3,600              167
Tenet Healthcare Corp. *                              32,300              445
Teradyne, Inc. *                                      12,100              199
Texas Instruments, Inc.                              114,600            2,164
Textron, Inc.                                          9,100              395
The Walt Disney Co.                                  135,250            2,965
Thermo Electron Corp. *                               10,800              240
Thomas & Betts Corp. *                                 3,900               60
Tiffany & Co.                                          9,600              330
TJX Companies, Inc.                                   35,000              681
Torchmark Corp.                                        7,800              317
Toys 'R' Us, Inc. *                                   14,050              157
Transocean, Inc. *                                    21,140              414
Travelers Property Casualty Corp.,
    Class B                                           66,431            1,072
Tribune Co.                                           20,150              951
Tupperware Corp.                                       3,900               60
TXU Corp.                                             21,370              431
Tyco International, Ltd.                             132,100            2,457
U.S. Bancorp                                         126,877            3,112
U.S.T., Inc.                                          11,200              372

                                   CONTINUED

EQUITY INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------
COMMON STOCKS, CONTINUED
Union Pacific Corp.                                   16,800     $      1,024
Union Planters Corp.                                  13,100              421
Unisys Corp. *                                        21,500              264
United Parcel Service, Inc.                           73,900            4,661
United States Steel Corp.                              6,740              106
United Technologies Corp.                             31,400            2,362
UnitedHealth Group, Inc.                              40,400            2,105
Univision Communications, Inc. *                      15,200              474
Unocal Corp.                                          17,100              501
UNUM Provident Corp.                                  15,984              217
V.F. Corp.                                             7,200              275
Veritas Software Corp. *                              27,300              841
Verizon Communications, Inc.                         181,178            6,316
Viacom, Inc. *                                       116,576            5,074
Visteon Corp.                                          8,662               55
Vulcan Materials Co.                                   6,700              269
W.W. Grainger, Inc.                                    6,100              300
Wachovia Corp.                                        90,070            3,936
Wal-Mart Stores, Inc.                                290,350           16,234
Walgreen Co.                                          67,900            2,032
Washington Mutual, Inc.                               62,653            2,473
Waste Management, Inc.                                40,342              964
Waters Corp. *                                         8,600              273
Watson Pharmaceutical, Inc. *                          7,100              284
WellPoint Health Networks, Inc. *                      9,800              820
Wells Fargo & Co.                                    112,000            5,660
Wendy's International, Inc.                            7,600              223
Weyerhaeuser Co.                                      14,450              813
Whirlpool Corp.                                        4,500              291
Williams Companies, Inc.                              39,000              248
Winn-Dixie Stores, Inc.                                9,300              107
Wm. Wrigley Jr. Co.                                   14,900              809
Worthington Industries, Inc.                           5,725               84
Wyeth                                                 87,800            4,002
Xcel Energy, Inc.                                     26,385              382
Xerox Corp. *                                         48,634              525
Xilinx, Inc. *                                        22,300              586
XL Capital Ltd., Class A                               9,000              716
Yahoo, Inc. *                                         39,100            1,217
YUM! Brands, Inc. *                                   19,520              584
Zimmer Holdings, Inc. *                               12,890              616
Zions Bancorporation                                   6,000              335
                                                                 ------------
TOTAL COMMON STOCKS                                                   606,309
                                                                 ------------

                                   CONTINUED

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
MONEY MARKETS  (2.3%)
Dreyfus Cash Management Money
    Market Fund                                          100     $         --#
Federated Prime Value Obligations
    Money Market Fund                             14,411,152           14,411
                                                                 ------------
TOTAL MONEY MARKETS                                                    14,411
                                                                 ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING  (2.1%)
Pool of various securities for Fifth Third
    Funds - footnote 3 (Lending Portfolio
    Securities)                                 $     13,314           13,314
                                                                 ------------
TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  13,314
                                                                 ------------
TOTAL INVESTMENTS (COST $434,656)+ - 102.0%                           634,034

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)%                        (12,655)
                                                                 ------------
NET ASSETS - 100.0%                                              $    621,379
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

                                                                BALANCED FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                JULY 31, 2003
                                  (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------
COMMON STOCKS  (63.6%)
A.G. Edwards, Inc.                                   119,835     $      4,433
Abbott Laboratories                                   57,103            2,241
Air Products and Chemicals, Inc.                      39,600            1,841
Alcoa, Inc.                                           69,842            1,940
Alltel Corp.                                          30,000            1,404
American International Group, Inc.                    58,619            3,763
Automatic Data Processing, Inc.                       48,137            1,785
Avery Dennison Corp.                                  90,000            4,856
Biomet, Inc.                                         124,000            3,672
CenturyTel, Inc.                                      53,850            1,846
ChevronTexaco Corp.                                   20,380            1,470
Citigroup, Inc.                                       98,949            4,433
E. I. du Pont de Nemours & Co.                        59,923            2,633
Emerson Electric Corp.                                80,943            4,347
Exxon Mobil Corp.                                    125,972            4,482
Fastenal Co.                                         137,000            5,206
Fiserv, Inc. *                                        75,000            2,928
Flextronics International Ltd. *                     368,560            4,054
General Electric Corp.                               181,000            5,148
Gillette Co.                                         118,000            3,630
Home Depot, Inc.                                     104,185            3,251
IBM Corp.                                             41,665            3,385
Intel Corp.                                          135,000            3,368
Johnson & Johnson                                     86,000            4,454
Lowe's Cos., Inc.                                     42,743            2,033
Marsh & McLennan Cos., Inc.                          113,037            5,610
Maxim Integrated Products, Inc.                      114,000            4,455
McGraw-Hill Cos., Inc.                                58,200            3,537
Medtronic, Inc.                                       46,000            2,369
Mellon Financial Corp.                               170,375            5,154
Merck & Co., Inc.                                     64,000            3,538
Microsoft Corp.                                      233,000            6,151
Nabors Industries Ltd. *                              80,400            2,878
Northern Trust Corp.                                 101,385            4,426
Omnicom Group, Inc.                                   74,000            5,467
Parker Hannifin Corp.                                 37,096            1,710
Paychex, Inc.                                         67,500            2,196
PepsiCo, Inc.                                         89,000            4,100
Pfizer, Inc.                                         208,460            6,955
Praxair, Inc.                                         51,000            3,297
Questar Corp.                                         76,000            2,428
Schlumberger Ltd.                                     24,047            1,084
Target Corp.                                         110,000            4,215
W.R. Berkley Corp.                                    39,000            2,000
Wal-Mart Stores, Inc.                                113,313            6,335
Walgreen Co.                                         150,000            4,488
Wells Fargo & Co.                                     68,534            3,463
Zebra Technologies Corp., Class A *                   45,352            3,518
                                                                 ------------
TOTAL COMMON STOCKS                                                   171,977
                                                                 ------------

                                   CONTINUED

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
COMMERCIAL PAPER  (4.3%)
General Electric Co., 1.02%,
    8/20/03 ** (f)                              $      2,043     $      2,042
Toyota Motor Credit Corp., 0.98%,
    8/13/03 ** (f)                                     1,550            1,549
Toyota Motor Credit Corp., 1.01%,
    8/18/03 ** (f)                                     2,293            2,292
UBS AG, 1.02%, 8/13/03 ** (f)                          5,700            5,698
                                                                 ------------
TOTAL COMMERCIAL PAPER                                                 11,581
                                                                 ------------
CORPORATE BONDS  (13.6%)
AIG SunAmerica Global Finance, 6.90%,
    3/15/32                                            1,000            1,072
American Express Co., 3.00%, 5/16/08                   1,000              969
Boeing Capital Corp., 5.75%, 2/15/07                     500              533
Chase Manhattan Auto Owner Trust,
    4.55%, 8/15/05                                       656              663
Chase Manhattan Auto Owner Trust,
    1.52%, 5/15/07                                     2,365            2,345
CIT Group Inc., 2.61%, 1/31/05                         1,000            1,017
Citibank Credit Card Issuance Trust,
    6.88%, 11/16/09                                    3,000            3,392
Citigroup, Inc., 6.50%, 2/7/06                         1,000            1,083
Citigroup, Inc., 6.00%, 2/21/12                        2,500            2,645
Conoco Funding Co., 6.35%, 10/15/11                    1,000            1,097
General Electric Capital Corp., 6.75%,
    3/15/32                                              300              314
General Motors, 7.13%, 7/15/13                           850              829
Goldman Sachs Group, Inc., 6.60%,
    1/15/12                                            1,500            1,635
Greenwich Capital Commercial Funding
    Corp., 4.95%, 1/11/35                              3,000            2,934
Lehman Brothers TRAINS,
    6.96%, 1/15/12 (d)(e)                              2,978            3,268
Lehman Brothers TRAINS,
    7.75%, 11/15/31 (d)(e)                             2,860            3,197
Lockheed Martin Corp., 7.65%, 5/1/16                   1,500            1,763
Morgan Stanley Dean Witter & Co.,
    5.30%, 3/1/13                                        800              787
Navistar Financial Corp Owner Trust,
    1.73%, 2/15/07                                     2,500            2,482
Norfolk Southern, 9.00%, 3/1/21                        1,500            1,851
Verizon Florida, Inc., 6.13%, 1/15/13                  1,000            1,055
Wachovia Corp., 3.50%, 8/15/08                         1,000              976
Washington Mutual, Inc., 5.63%, 1/15/07                  800              864
                                                                 ------------
TOTAL CORPORATE BONDS                                                  36,771
                                                                 ------------

                                   CONTINUED

BALANCED FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
U.S. GOVERNMENT AGENCIES  (17.5%)
FANNIE MAE  (10.7%)
6.63%, 9/15/09                                  $      1,000     $      1,129
5.50%, 4/25/14                                         2,562            2,624
6.50%, 6/1/16                                          3,951            4,143
5.50%, 1/1/18                                          4,105            4,185
4.50%, 5/1/18, TBA                                     2,250            2,194
5.00%, 6/1/18                                          1,999            1,998
4.00%, 2/25/21                                         2,000            2,034
7.50%, 6/1/27                                            136              145
7.50%, 12/1/27                                           485              515
7.50%, 12/1/27                                            65               69
7.00%, 9/1/31                                          1,129            1,181
5.00%, 5/1/33                                          1,883            1,803
5.50%, 6/1/33, TBA                                     5,500            5,439
5.00%, 6/1/33, TBA                                     1,500            1,436
                                                                 ------------
                                                                       28,895
                                                                 ------------
FEDERAL HOME LOAN BANK  (1.7%)
2.50%, 3/15/06                                         4,200            4,206
3.38%, 7/21/08                                           500              492
                                                                 ------------
                                                                        4,698
                                                                 ------------
FREDDIE MAC  (2.7%)
2.62%, 7/15/08                                           500              476
6.63%, 9/15/09                                           500              564
7.50%, 7/1/27                                             36               38
7.50%, 8/1/27                                            104              111
7.50%, 11/1/27                                           222              236
7.50%, 12/1/27                                           218              232
6.50%, 5/1/31                                          1,088            1,117
6.50%, 8/15/31                                           789              816
6.00%, 11/1/31                                             1                1
6.50%, 11/1/31                                         2,773            2,847
6.25%, 7/15/32                                           800              813
                                                                 ------------
                                                                        7,251
                                                                 ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (2.4%)
6.00%, 12/15/28                                        2,139            2,180
6.50%, 4/15/32                                         1,601            1,658
7.00%, 7/20/32                                           804              841
5.00%, 7/1/33, TBA                                     2,000            1,923
                                                                 ------------
                                                                        6,602
                                                                 ------------
TOTAL U.S. GOVERNMENT AGENCIES                                         47,446
                                                                 ------------
U.S. TREASURY OBLIGATIONS  (2.4%)
U.S. TREASURY BONDS  (1.5%)
8.75%, 11/15/08                                          980            1,001
6.88%, 8/15/25                                           350              413
6.25%, 5/15/30                                         2,500            2,766
                                                                 ------------
                                                                        4,180
                                                                 ------------
U.S. TREASURY NOTES  (0.9%)
3.63%, 5/15/13                                         2,500            2,332
                                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS                                         6,512
                                                                 ------------

                                   CONTINUED

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
MONEY MARKETS  (3.4%)
Dreyfus Cash Management Money
    Market Fund                                          113     $         --#
Federated Prime Value Obligations
    Money Market Fund                              9,072,412            9,072
                                                                 ------------
TOTAL MONEY MARKETS                                                     9,072
                                                                 ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING  (3.7%)
Pool of various securities for Fifth Third
    Funds - footnote 3 (Lending Portfolio
    Securities)                                 $      9,870            9,870
                                                                 ------------
TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                   9,870
                                                                 ------------
TOTAL INVESTMENTS (COST $285,301)+ - 108.5%                           293,229
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.5)%                        (23,067)
                                                                 ------------
NET ASSETS - 100.0%                                              $    270,162
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

                                                         MICRO CAP VALUE FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                JULY 31, 2003
                                  (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------
COMMON STOCKS  (84.3%)
ActivCard S.A. *                                     250,000     $      2,057
AMCOL International Corp.                             40,000              377
American Building Control, Inc. *                    294,800              395
Ameron International Corp.                            15,000              509
Anaren, Inc. *                                       150,000            1,652
Angelica Corp.                                        20,000              381
Apogee Enterprises, Inc.                              50,000              512
ArthroCare Corp. *                                    75,000            1,256
Associated Estates Realty Corp.                      103,500              654
Ault, Inc. *                                         323,000              740
Aviall, Inc. *                                       150,000            1,860
Bassett Furniture Industries, Inc.                   150,000            2,061
BEI Technologies, Inc.                               100,000            1,363
BKF Capital Group *                                  110,000            2,314
Blair Corp.                                           46,600            1,050
Bombay Co., Inc. *                                   240,000            2,408
Brush Wellman, Inc. *                                260,000            2,235
BUCA, Inc. *                                         190,014            1,165
Calgon Carbon Corp.                                  171,000            1,103
Capstone Turbine Corp. *                             340,000              398
Carrington Laboratories, Inc. *                      150,220              541
Century Business Services, Inc. *                    411,000            1,406
Cepheid, Inc. *                                      120,000              674
Championship Auto Racing
    Teams, Inc. *                                    150,000              254
Chronimed, Inc. *                                    130,835            1,501
Cobra Electronics Corp. *                            268,154            1,617
Compudyne Corp. *                                     30,600              296
Comstock Resources, Inc. *                           249,900            3,212
Concord Camera Corp. *                               200,379            1,823
Cubic Corp.                                           55,000            1,357
Cutter & Buck, Inc. *                                165,801              894
DHB Industries, Inc. *                               140,000              595
Drill-Quip, Inc. *                                    40,000              628
Edelbrock Corp.                                      144,000            1,627
Enesco Group, Inc. *                                 160,000            1,216
Ethyl Corp. *                                         65,000              754
Flow International Corp. *                           168,300              226
Frozen Food Express Industries, Inc. *               230,000              883
General Cable Corp.                                  118,300              840
GSI Lumonics, Inc. *                                 150,000            1,319
Haggar Corp.                                         125,000            1,713
Harken Energy Corp. *                                240,000               74
Hartmarx Corp. *                                     400,000            1,272
Heidrick & Struggles
    International, Inc. *                            100,000            1,792
Hologic, Inc. *                                      175,000            2,437
InfoSpace, Inc. *                                     25,000              401
Input/Output, Inc. *                                 120,000              594
Iomega Corp. *                                        31,000              362
Ionics, Inc. *                                        20,000              458
K2, Inc. *                                           124,480            2,054
Kaneb Services LLC                                    35,101              973
KVH Industries, Inc. *                               120,000            2,410
Lazare Kaplan International, Inc. *                  192,000            1,075
LESCO, Inc. *                                        140,000            1,330
Material Sciences Corp.                               75,900              716
Maxwell Technologies, Inc. *                          60,300              422

                                   CONTINUED

                                                    SHARES           VALUE
                                                ------------     ------------
COMMON STOCKS, CONTINUED
Meade Instruments Corp. *                            300,000     $        840
Meadowbrook Insurance Group *                        110,000              341
Media 100, Inc. *                                    162,810              186
Mercury Air Group, Inc.                               77,500              504
Mesaba Holdings, Inc. *                               46,000              347
Michael Baker Corp. *                                110,000            1,105
Midas, Inc. *                                        100,000            1,391
Midway Games, Inc. *                                 100,000              215
Monterey Pasta Co. *                                 150,000              665
Movado Group, Inc.                                    50,000            1,155
MTS Systems                                           75,000            1,121
MVC Capital *                                         15,000              120
Nanometrics, Inc. *                                  225,000            1,766
National Dentex Corp. (a) *                           35,000              737
Northwest Pipe Co. *                                  62,000              908
Oglebay Norton Co. *                                  33,000               94
Olympic Steel, Inc. *                                300,000            1,208
On Assignment, Inc. *                                100,000              542
Optimal Robotics Corp. *                             160,009            1,112
Orthologic Corp. *                                   114,400              575
OSI Systems, Inc. *                                   50,000              768
Osteotech, Inc. *                                    120,000            1,620
Overland Storage, Inc. *                              75,000            1,541
PAREXEL International Corp. *                         20,000              293
Pemstar, Inc. *                                      183,000              562
Perceptron, Inc. *                                    90,213              546
Pharmacopeia, Inc. *                                 200,000            2,280
Pioneer Standard Electronics, Inc.                    85,000              763
Plato Learning, Inc. *                               235,000            1,340
Power-One, Inc. *                                    100,000            1,058
Price Legacy Corp. *                                 385,000            1,467
Prime Hospitality Corp. *                            130,000              972
R.G. Barry Corp. *                                   260,000            1,147
Register.com, Inc. *                                 165,000              995
Rocky Shoes & Boots, Inc. *                          235,000            2,403
RTI International Metals, Inc. *                     140,000            1,413
Safeguard Scientifics, Inc. *                        660,400            1,909
Saucony, Inc.                                         66,200              960
Sea Containers, Ltd.                                 180,000            2,320
SeeBeyond Technology Corp. *                         118,000              236
Skechers U.S.A., Inc. *                              150,000              990
Smith & Wollensky Restaurant
    Group, Inc. *                                     70,000              384
SonicWALL, Inc. *                                    500,000            2,689
Southwestern Energy Co. *                             28,000              426
Steinway Musical Instruments, Inc. *                 107,000            1,792
Stewart & Stevenson Services, Inc.                    70,000            1,127
Strategic Distribution, Inc. *                       139,100            2,120
Stride Rite Corp.                                     31,500              316
Superior Uniform Group, Inc.                          35,000              469
Symmetricom, Inc. *                                  710,154            3,614
Systemax, Inc. *                                      90,000              531
Terra Nitrogen Company, L.P.                          35,000              176
Texas Pacific Land Trust                               4,500              214
Theragenics Corp. *                                  265,000            1,174

                                    CONTINUED

MICRO CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------
                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT           VALUE
                                                ------------     ------------
COMMON STOCKS, CONTINUED
Tweeter Home Entertainment
    Group, Inc. *                                    110,000     $        835
US Oncology, Inc. *                                   70,000              561
Vans, Inc. *                                         100,000              879
Ventiv Health, Inc. *                                 60,000              306
Vignette Corp. *                                     500,000            1,060
Volt Information Sciences, Inc. *                    100,000            1,869
Willbros Group, Inc. *                                85,000              812
                                                                 ------------
TOTAL COMMON STOCKS                                                   126,105
                                                                 ------------
PREFERRED STOCKS  (2.2%)
Andrew Corp., 7.75%                                   25,000            3,317
                                                                 ------------
TOTAL PREFERRED STOCKS                                                  3,317
                                                                 ------------
INVESTMENT COMPANIES  (1.8%)
Brantley Capital Corp.                                75,900              622
Equus II, Inc.                                       120,600            1,036
Malaysia Fund, Inc.                                   35,200              158
Royce Micro-Cap Trust                                 83,465              912
                                                                 ------------
TOTAL INVESTMENT COMPANIES                                              2,728
                                                                 ------------
REPURCHASE AGREEMENTS  (12.0%)
UBS Investment Bank, 1.05%,
    8/1/03 (Proceeds at maturity $18,016,
    Collateralized by various
    U.S. Treasury securities)                   $     18,015           18,015
                                                                 ------------
TOTAL REPURCHASE AGREEMENTS                                            18,015
                                                                 ------------
TOTAL INVESTMENTS (COST $119,099)+ - 100.3%                           150,165
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%                           (430)
                                                                 ------------
NET ASSETS - 100.0%                                              $    149,735
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS


                                                         SMALL CAP VALUE FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                JULY 31, 2003
                                  (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------
COMMON STOCKS  (91.6%)
A.G. Edwards, Inc.                                     9,000     $        333
Adolph Coors Co.                                      15,600              801
AGL Resources                                         13,600              373
Agrium, Inc.                                          44,700              501
Albany International Corp.                            22,600              646
Allete, Inc.                                          18,600              498
AMCOL International Corp.                             72,280              681
American Financial Realty Trust                       42,750              630
Ametek, Inc.                                           2,000               79
Ann Taylor Stores Corp. *                             38,400            1,084
Arrow Electronics, Inc. *                             15,400              263
Atmel Corp. *                                         42,000              135
Avnet, Inc. *                                         20,000              288
Axis Capital Holdings, Ltd. *                         28,500              746
BankAtlantic Bancorp, Inc.                            55,500              774
Borg Warner, Inc.                                      7,700              514
Brookline Bancorp, Inc.                               44,100              657
Circuit City Stores, Inc.                             55,200              507
City National Corp.                                    4,800              242
Colonial Bancgroup, Inc.                              44,950              670
Community Health System, Inc. *                       34,100              758
Constellation Brands, Inc. *                          16,900              488
Corn Products International, Inc.                     19,050              596
Corrections Corp. of America *                        25,750              635
Covance, Inc. *                                       14,400              298
Cullen/Frost Bankers, Inc.                            26,550              971
Cypress Semiconductor Corp. *                         24,350              340
Denbury Resources, Inc. *                             12,300              159
Diagnostic Products Corp.                             11,900              456
Dillard's Department Stores, Inc.                     15,000              226
DuPont Photomask, Inc. *                               6,400              131
El Paso Electric Co. *                                57,900              671
Electronics for Imaging, Inc. *                       29,300              615
ElkCorp                                               38,300              928
Emcor Group, Inc. *                                    8,250              341
Erie Indemnity Co., Class A                           20,650              834
Fairchild Semiconductor Corp. *                       49,150              627
Fairmont Hotels & Resorts, Inc.                       16,100              406
Firstmerit Corp.                                       7,800              186
Florida East Coast Industries, Inc.                   23,300              655
Fossil, Inc. *                                        25,500              648
Furniture Brands International, Inc. *                19,300              459
Glamis Gold, Ltd. *                                   42,000              529
Global Industries, Ltd. *                             89,000              409
Goldcorp, Inc.                                        39,000              473
Graftech International, Ltd. *                        48,000              331
Henry Schein, Inc. *                                  10,700              625
Hollywood Entertainment Corp. *                       44,500              745
Houston Exploration Co. *                              9,300              299
Humana, Inc. *                                        24,400              427
Imation Corp.                                         20,100              717
Independence Community Bank Corp.                     25,200              821
Integrated Device Technologies, Inc. *                54,050              622

                                   CONTINUED

                                                         SMALL CAP VALUE FUND
                                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                JULY 31, 2003
                                  (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                    SHARES            VALUE
                                                ------------     ------------
COMMON STOCKS, CONTINUED
Inter-Tel, Inc.                                        1,600     $         41
International Multi-Foods Corp. *                     32,600              815
IPC Holdings, Ltd.                                    20,400              702
iStar Financial, Inc.                                 14,500              526
J.B. Hunt Transport Services, Inc. *                  14,500              684
Jack in the Box, Inc. *                               19,700              420
Jacuzzi Brands, Inc. *                               101,100              608
Jones Apparel Group, Inc. *                           20,350              589
L-3 Communications Holdings, Inc. *                   22,850            1,121
La-Z-Boy, Inc.                                        23,550              503
Lam Research Corp. *                                  26,500              577
Legg Mason, Inc.                                       9,850              690
Lindsay Manufacturing Co.                             32,950              758
Linens 'n Things, Inc. *                              20,400              546
MacDermid, Inc.                                       19,500              560
Macerich Co.                                          17,200              641
Manor Care, Inc. *                                    10,000              285
Mercury General Corp.                                  6,300              294
Mesa Air Group, Inc. *                                66,400              708
Mills Corp.                                           17,200              612
Minerals Technologies, Inc.                           13,500              674
Murphy Oil Corp.                                       9,500              469
National-Oilwell, Inc. *                              34,100              628
New Plan Excel Realty Trust                           21,900              491
NL Industries, Inc.                                   33,900              605
NN, Inc.                                              47,826              568
Nordson Corp.                                          5,000              121
Nordstrom, Inc.                                       13,400              283
Nuveen Investments, Inc.                              21,300              592
O'Reilly Automotive, Inc. *                           20,050              763
ONEOK, Inc.                                           34,100              711
Orthodontic Centers of America, Inc. *                25,000              197
Owens & Minor, Inc.                                   16,450              411
PacifiCare Health Systems, Inc. *                      9,600              537
Peabody Energy Corp.                                  19,100              586
Pentair, Inc.                                         17,200              694
PepsiAmericas, Inc.                                   27,400              368
PerkinElmer, Inc.                                     30,000              446
Perot Systems Corp. *                                 47,700              518
Philadelphia Consolidated
    Holding Corp. *                                   17,200              694
Polo Ralph Lauren                                     15,000              396
Precision Castparts Corp.                              6,700              216
Precision Drilling *                                  13,600              494
Province Healthcare Co. *                             42,000              563
Puget Energy, Inc.                                    27,200              595
Raymond James Financial, Inc.                          9,100              316
Republic Services, Inc. *                             27,850              674
Robert Mondavi Corp. *                                11,000              275
Rouse Co.                                             15,950              638
Royal Gold, Inc.                                      22,400              502
RPM International, Inc.                               63,500              892
Ruby Tuesday, Inc.                                    27,250              620
Shaw Group, Inc. *                                     6,500               55
Sky Financial Group, Inc.                             32,350              751
SL Green Realty Corp.                                 11,000              394

                                   CONTINUED

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
COMMON STOCKS, CONTINUED
Smithfield Foods, Inc. *                              31,450     $        670
Sovereign Bancorp, Inc.                               47,700              856
Spanish Broadcasting System, Inc. *                   67,650              553
Stewart Enterprises, Inc. *                          146,700              647
Sunrise Assisted Living, Inc. *                       11,100              276
Superior Industries International, Inc.               15,950              690
Swift Transportation Co., Inc. *                      12,300              271
The Steak n Shake Co. *                               27,100              407
Unisource Energy Corp.                                29,750              543
Universal American Financial Corp. *                  89,500              601
Vectren Corp.                                         13,500              313
Veritas DGC, Inc. *                                   33,000              324
W.W. Grainger, Inc.                                   12,300              605
Watts Industries, Inc.                                38,050              696
West America Bank Corp.                               17,200              761
Whitney Holding Corp.                                 13,600              470
Wisconsin Energy Corp.                                21,150              595
Wolverine World Wide, Inc.                            34,100              652
                                                                 ------------
TOTAL COMMON STOCKS                                                    67,195
                                                                 ------------
FOREIGN COMMON STOCKS  (0.4%)
PT Indonesian Satellite Corp., ADR                    27,800              278
                                                                 ------------
TOTAL FOREIGN COMMON STOCKS                                               278
                                                                 ------------
REPURCHASE AGREEMENTS  (3.0%)
UBS Investment Bank, 1.05%, 8/1/03
    (Proceeds at maturity $2,189,
    Collateralized by various
    U.S. Treasury securities)                    $      2,189           2,189
                                                                 ------------
TOTAL REPURCHASE AGREEMENTS                                             2,189
                                                                 ------------
MONEY MARKETS  (5.8%)
Dreyfus Cash Management Money
    Market Fund                                    2,138,338            2,138
Federated Prime Value Obligations
    Money Market Fund                              2,135,205            2,135
                                                                 ------------
TOTAL MONEY MARKETS                                                     4,273
                                                                 ------------
TOTAL INVESTMENTS (COST $66,866)+ - 100.8%                             73,935
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%                           (602)
                                                                 ------------
NET ASSETS - 100.0%                                              $     73,333
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

MULTI CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------
COMMON STOCKS  (84.7%)
3Com Corp. *                                         315,000     $      1,537
ADC Telecommunications, Inc. *                       235,000              512
AK Steel Holding Corp. *                             110,000              264
American Electric Power Co.                           50,000            1,403
American Express Co.                                  75,000            3,313
American Power Conversion Corp. *                     80,000            1,394
Ameritrade Holding Corp. *                           475,000            4,560
Andrew Corp. *                                       225,000            2,450
Aon Corp.                                             50,000            1,203
Apache Corp.                                          34,650            2,147
Apple Computer, Inc. *                               160,000            3,368
Applied Materials, Inc. *                            160,000            3,120
Archer-Daniels-Midland Co.                           115,000            1,511
AT&T Corp.                                            50,000            1,063
Becton, Dickinson & Co.                               50,000            1,832
Berkshire Hathaway, Inc. *                             1,000            2,403
Big Lots, Inc. *                                     100,000            1,541
Bob Evans Farms, Inc.                                100,000            2,820
Borg Warner, Inc.                                     55,000            3,672
Bristol-Myers Squibb Co.                             100,000            2,620
Brunswick Corp.                                       60,000            1,617
Cadbury Schweppes PLC ADR                             35,000              852
Carnival Corp.                                        30,000            1,029
Celera Genomics *                                    180,000            1,811
Charles Schwab Corp.                                 305,000            3,175
ChevronTexaco Corp.                                   30,000            2,163
CIGNA Corp.                                           35,000            1,637
Cincinnati Financial Corp.                            20,000              786
Coherent, Inc. *                                      80,000            1,958
Comcast Corp., Class A *                              50,000            1,516
Comverse Technology, Inc. *                          175,000            2,581
ConAgra, Inc.                                        100,000            2,253
ConocoPhillips                                        50,000            2,617
Cree, Inc. *                                          20,000              267
CSX Corp.                                             40,000            1,252
Cubic Corp.                                           42,200            1,041
CVS Corp.                                             30,000              900
Diebold, Inc.                                         75,000            3,316
Dominion Resources, Inc.                              15,000              902
Duke Energy Corp.                                     85,000            1,491
E*TRADE Group, Inc. *                                305,000            2,794
Electronic Data Systems Corp.                         50,000            1,114
EMC Corp. *                                          135,000            1,436
Florida East Coast Industries, Inc.,
    Class B                                          106,000            2,968
Foot Locker, Inc.                                    255,000            3,816
Furniture Brands International, Inc. *               135,000            3,208
General Dynamics Corp.                                40,000            3,174
Goodrich Corp.                                        30,000              690
Goodyear Tire & Rubber Co.                           162,400              895
Harris Corp.                                         100,000            3,237
HCA, Inc.                                             40,000            1,410
Hewlett-Packard Co.                                  160,000            3,387
Hillenbrand Industries, Inc.                          40,000            2,179
Home Depot, Inc.                                     100,000            3,120
Honeywell International, Inc.                        110,000            3,111
Humana, Inc. *                                       210,000            3,679
Intel Corp.                                          100,000            2,495

                                   CONTINUED

                                                    SHARES           VALUE
                                                ------------     ------------
COMMON STOCKS, CONTINUED
Ionics, Inc. *                                       100,000     $      2,291
Irwin Financial Corp.                                 25,000              583
J.C. Penney Co., Inc.                                 50,000              929
J.P. Morgan Chase & Co.                               85,000            2,979
JDS Uniphase Corp. *                                 400,000            1,204
Kerr-McGee Corp.                                      40,000            1,760
KeyCorp                                              100,000            2,690
Kimberly-Clark Corp.                                  50,000            2,420
King Pharmaceuticals, Inc. *                         160,000            2,410
Liberty Media Corp., Class A *                       365,000            4,048
Lucent Technologies, Inc. *                          620,000            1,091
Marathon Oil Corp.                                   120,000            3,089
Masco Corp.                                           85,000            2,071
May Department Stores Co.                            110,000            2,718
McDonald's Corp.                                     100,000            2,301
Millenium Pharmaceuticals, Inc. *                    220,000            2,763
Motorola, Inc.                                       225,000            2,034
Neiman Marcus Group, Inc. *                           11,200              412
Neiman Marcus Group, Inc., Class A *                  48,000            1,886
Newell Rubbermaid, Inc.                               30,000              709
Novell, Inc. *                                       682,000            2,421
Orthodontic Centers of America, Inc. *                25,000              197
Pall Corp.                                           160,000            3,611
Pfizer, Inc.                                          85,000            2,835
Pier 1 Imports, Inc.                                  80,000            1,488
Plum Creek Timber Co., Inc.                           47,000            1,277
Prime Hospitality Corp. *                            198,800            1,487
Saks, Inc. *                                          75,000              848
Schering-Plough Corp.                                150,000            2,547
Schlumberger Ltd.                                     70,000            3,155
Scientific-Atlanta, Inc.                             172,100            5,214
Snap-On, Inc.                                         30,000              850
Stanley Works                                         75,000            2,124
Stewart & Stevenson Services, Inc.                   120,000            1,932
Sun Microsystems, Inc. *                             200,000              748
SUPERVALU, Inc.                                      160,000            3,769
The Walt Disney Co.                                  135,000            2,959
Thomas & Betts Corp. *                                60,000              916
Toro Co.                                              50,000            1,999
Transocean, Inc. *                                   200,000            3,914
Trizec Properties, Inc.                              125,000            1,485
U.S. Bancorp                                          80,000            1,962
Union Pacific Corp.                                   45,000            2,742
Vishay Intertechnology, Inc. *                        75,000              998
Waters Corp. *                                        75,000            2,378
Whirlpool Corp.                                       30,000            1,943
Winn-Dixie Stores, Inc.                              120,000            1,375
                                                                 ------------
TOTAL COMMON STOCKS                                                   216,172
                                                                 ------------

                                   CONTINUED

MULTI CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
CONVERTIBLE PREFERRED STOCK (C) (0.5%)
Equity Residential Properties, $1.81,
    Series G                                          33,900     $        876
Glenborough Realty, $1.94, Series A                   19,000              461
                                                                 ------------
TOTAL CONVERTIBLE PREFERRED STOCK                                       1,337
                                                                 ------------
INVESTMENT COMPANIES  (4.3%)
iShares Russell 1000 Value Index                      75,000            3,858
iShares S&P 500/BARRA Value Index                     75,000            3,662
John Hancock Bank & Thrift
    Opportunity Fund                                 325,000            2,918
Technology Select Sector SPDR                         30,000              528
                                                                 ------------
TOTAL INVESTMENT COMPANIES                                             10,966
                                                                 ------------
REPURCHASE AGREEMENTS  (10.5%)
UBS Investment Bank, 1.05%,
    8/1/03 (Proceeds at maturity $26,743,
    Collateralized by various
    U.S. Treasury securities)                   $     26,742           26,742
                                                                 ------------
TOTAL REPURCHASE AGREEMENTS                                            26,742
                                                                 ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING  (6.9%)
Pool of various securities for Fifth Third
    Funds - footnote 3 (Lending Portfolio
    Securities)                                       17,700           17,700
                                                                 ------------
TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  17,700
                                                                 ------------
TOTAL INVESTMENTS (COST $236,133)+ - 106.9%                           272,917

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.9)%                        (17,595)
                                                                 ------------
NET ASSETS - 100.0%                                              $    255,322
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS


                                             DISCIPLINED LARGE CAP VALUE FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                JULY 31, 2003
                                  (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------
COMMON STOCKS  (93.5%)
Abbott Laboratories                                  115,550     $      4,535
Allstate Corp.                                        76,000            2,890
American Electric Power Co.                          243,000            6,818
Aon Corp.                                            309,000            7,431
AT&T Corp.                                           143,600            3,053
AT&T Wireless Services, Inc. *                       263,000            2,243
Best Buy Co. *                                        57,000            2,488
Bob Evans Farms, Inc.                                 61,000            1,720
Bristol-Myers Squibb Co.                             190,000            4,978
Brunswick Corp.                                      125,000            3,369
Carnival Corp.                                       357,000           12,248
Caterpillar, Inc.                                    220,000           14,843
ChevronTexaco Corp.                                   80,000            5,769
CIT Group, Inc.                                       50,000            1,394
ConAgra, Inc.                                        356,000            8,021
ConocoPhillips                                       214,509           11,227
Cooper Industries, Ltd.                               20,500              909
Corning, Inc. *                                      358,000            2,914
CVS Corp.                                            367,000           11,006
Dow Chemical Co.                                     269,000            9,495
Equity Office Properties Trust                        58,000            1,609
FleetBoston Financial Corp.                          343,000           10,665
FPL Group, Inc.                                       94,000            5,797
Gannett, Inc.                                         99,000            7,606
General Dynamics Corp.                               100,000            7,934
Halliburton Co.                                      269,000            5,964
Hartford Financial Services Group, Inc.              190,000            9,917
HCA, Inc.                                            100,000            3,525
Hewlett-Packard Co.                                  323,000            6,838
Honda Motor Co. Ltd.                                 314,000            6,205
Honeywell International, Inc.                        231,000            6,532
Humana, Inc. *                                        49,000              858
IBM Corp.                                             55,500            4,509
Intel Corp.                                          335,000            8,358
International Paper Co.                              254,100            9,940
J.P. Morgan Chase & Co.                              369,000           12,933
KeyCorp                                              396,000           10,656
King Pharmaceuticals, Inc. *                         150,000            2,259
Marathon Oil Corp.                                   312,000            8,031
Masco Corp.                                          229,000            5,581
May Department Stores Co.                            280,000            6,919
McDonald's Corp.                                     151,000            3,475
Merck & Co., Inc.                                    106,500            5,888
Merrill Lynch & Co., Inc.                            229,000           12,451
Motorola, Inc.                                        98,000              886
Newell Rubbermaid, Inc.                              116,000            2,741
Parker Hannifin Corp.                                183,000            8,437
Pepco Holdings, Inc.                                  86,000            1,490
Royal Dutch Petroleum Co.                             82,000            3,574
RPM International, Inc.                               92,300            1,299
Schering-Plough Corp.                                 98,000            1,664
SunTrust Banks, Inc.                                 137,000            8,343
SUPERVALU, Inc.                                       55,000            1,295
Thomas & Betts Corp. *                                71,000            1,083
Transocean, Inc. *                                   108,000            2,114
Verizon Communications, Inc.                         293,000           10,214

                                   CONTINUED

DISCIPLINED LARGE CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
COMMON STOCKS, CONTINUED
Weyerhaeuser Co.                                      61,000     $      3,434
Whirlpool Corp.                                       47,000            3,045
                                                                 ------------
TOTAL COMMON STOCKS                                                   331,420
                                                                 ------------
MONEY MARKETS  (6.4%)
Dreyfus Cash Management Money
    Market Fund                                   11,356,476           11,356
Federated Prime Value Obligations
    Money Market Fund                             11,263,614           11,264
                                                                 ------------
TOTAL MONEY MARKETS                                                    22,620
                                                                 ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING  (1.2%)
Pool of various securities for Fifth Third
    Funds - footnote 3 (Lending Portfolio
    Securities)                                 $      4,111            4,111
                                                                 ------------
TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                   4,111
                                                                 ------------
TOTAL INVESTMENTS (COST $311,753)+ - 101.1%                           358,151

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%                         (3,792)
                                                                 ------------
NET ASSETS - 100.0%                                              $    354,359
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS



                                                 LIFEMODEL AGGRESSIVE FUND SM
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                JULY 31, 2003
                                  (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------
INVESTMENTS IN AFFILIATES  (99.7%)
Fifth Third Disciplined Large Cap
    Value Fund                                      947,804      $     11,232
Fifth Third Intermediate Bond Fund                  134,338             1,349
Fifth Third International GDP Fund                  342,396             3,605
Fifth Third Mid Cap Growth Fund *                   462,304             5,557
Fifth Third Multi Cap Value Fund *                  290,488             5,525
Fifth Third Prime Money Market Fund                 607,918               608
Fifth Third Quality Growth Fund                     787,488            11,206
Fifth Third Small Cap Growth Fund *                 233,840             3,718
Fifth Third Small Cap Value Fund *                  210,575             3,691
                                                                 ------------
TOTAL INVESTMENTS IN AFFILIATES                                        46,491
                                                                 ------------
TOTAL INVESTMENTS (COST $39,318)+ - 99.7%                              46,491

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                              139
                                                                 ------------
NET ASSETS - 100.0%                                              $     46,630
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

LIFEMODEL MODERATELY AGGRESSIVE FUND SM
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------


                                                   SHARES            VALUE
                                                ------------     ------------
INVESTMENTS IN AFFILIATES  (99.7%)
Fifth Third Bond Fund                                431,178     $      4,295
Fifth Third Disciplined Large Cap
    Value Fund                                     1,782,946           21,127
Fifth Third Intermediate Bond Fund                 1,182,238           11,870
Fifth Third International GDP Fund                   617,494            6,502
Fifth Third Mid Cap Growth Fund *                    912,959           10,974
Fifth Third Multi Cap Value Fund *                   575,509           10,946
Fifth Third Prime Money Market Fund                1,496,233            1,496
Fifth Third Quality Growth Fund                    1,473,333           20,966
Fifth Third Short Term Bond Fund                     892,235            8,699
Fifth Third Small Cap Growth Fund *                  417,922            6,645
Fifth Third Small Cap Value Fund *                   376,205            6,595
                                                                 ------------
TOTAL INVESTMENTS IN AFFILIATES                                       110,115
                                                                 ------------
TOTAL INVESTMENTS (COST $97,992)+ - 99.7%                             110,115

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                              360
                                                                 ------------
NET ASSETS - 100.0%                                              $    110,475
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS


                                                   LIFEMODEL MODERATE FUND SM
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                JULY 31, 2003
                                  (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------
INVESTMENTS IN AFFILIATES  (99.6%)
Fifth Third Bond Fund                                797,981     $      7,948
Fifth Third Disciplined Large Cap
    Value Fund                                     1,297,905           15,380
Fifth Third Intermediate Bond Fund                 2,386,870           23,964
Fifth Third International GDP Fund                   435,393            4,585
Fifth Third Mid Cap Growth Fund *                    772,482            9,285
Fifth Third Multi Cap Value Fund *                   486,927            9,261
Fifth Third Prime Money Market Fund                1,396,687            1,397
Fifth Third Quality Growth Fund                    1,072,505           15,262
Fifth Third Short Term Bond Fund                   1,769,231           17,250
Fifth Third Small Cap Growth Fund *                  368,590            5,861
Fifth Third Small Cap Value Fund *                   331,567            5,812
                                                                 ------------
TOTAL INVESTMENTS IN AFFILIATES                                       116,005
                                                                 ------------
TOTAL INVESTMENTS (COST $106,112)+ - 99.6%                            116,005

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                              490
                                                                 ------------
NET ASSETS - 100.0%                                              $    116,495
                                                                 ============


                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

LIFEMODEL MODERATELY CONSERVATIVE FUND SM
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------
INVESTMENTS IN AFFILIATES  (99.7%)
Fifth Third Bond Fund                                617,730     $      6,153
Fifth Third Disciplined Large Cap
    Value Fund                                       663,514            7,863
Fifth Third Intermediate Bond Fund                 1,779,283           17,864
Fifth Third International GDP Fund                   262,140            2,760
Fifth Third Mid Cap Growth Fund *                    348,828            4,193
Fifth Third Multi Cap Value Fund *                   219,885            4,182
Fifth Third Prime Money Market Fund                  860,030              860
Fifth Third Quality Growth Fund                      548,280            7,802
Fifth Third Short Term Bond Fund                   1,278,289           12,463
Fifth Third Small Cap Growth Fund *                  177,421            2,821
Fifth Third Small Cap Value Fund *                   159,710            2,800
                                                                 ------------
TOTAL INVESTMENTS IN AFFILIATES                                        69,761
                                                                 ------------
TOTAL INVESTMENTS (COST $65,439)+ - 99.7%                              69,761

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                              200
                                                                 ------------
NET ASSETS - 100.0%                                              $     69,961
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS


                                               LIFEMODEL CONSERVATIVE FUND SM
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                JULY 31, 2003
                                  (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------
INVESTMENTS IN AFFILIATES  (100.0%)
Fifth Third Bond Fund                                434,770     $      4,330
Fifth Third Disciplined Large Cap
    Value Fund                                       132,313            1,568
Fifth Third Intermediate Bond Fund                 1,300,458           13,056
Fifth Third International GDP Fund                    69,189              729
Fifth Third Mid Cap Growth Fund *                    122,757            1,476
Fifth Third Multi Cap Value Fund *                    77,378            1,472
Fifth Third Prime Money Market Fund                  114,832              115
Fifth Third Quality Growth Fund                      109,335            1,556
Fifth Third Short Term Bond Fund                     937,169            9,136
Fifth Third Small Cap Growth Fund *                   93,763            1,491
Fifth Third Small Cap Value Fund *                    84,304            1,478
                                                                 ------------
TOTAL INVESTMENTS IN AFFILIATES                                        36,407
                                                                 ------------
TOTAL INVESTMENTS (COST $35,121)+ - 100.0%                             36,407

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                               (8)
                                                                 ------------
NET ASSETS - 100.0%                                              $     36,399
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

                                                        STRATEGIC INCOME FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                JULY 31, 2003
                                  (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------
COMMON STOCKS  (16.6%)
Abbott Laboratories                                   16,675     $        654
Arthur J. Gallagher & Co.                             35,475              941
CenterPoint Properties Trust                          14,700              935
Charter One Financial, Inc.                           26,425              859
Citigroup, Inc.                                       14,300              641
ConAgra, Inc.                                         75,200            1,694
Eli Lilly & Co.                                        7,130              469
First Tennessee National Corp.                        13,300              571
General Electric Corp.                                14,335              408
Health Care Property Investors, Inc.                  30,125            1,320
Hershey Foods Corp.                                    6,450              470
Jefferson-Pilot Corp.                                  6,175              272
Kimco Realty Corp.                                    38,100            1,559
Pan Pacific Retail Properties, Inc.                   38,025            1,627
Pfizer, Inc.                                          22,425              749
Procter & Gamble Co.                                  12,150            1,068
SouthTrust Corp.                                      31,600              905
Sysco Corp.                                           25,525              769
Vectren Corp.                                         31,950              741
Vornado Realty Trust                                  34,100            1,563
Washington Mutual, Inc.                               63,995            2,527
Weingarten Realty Investors                           44,550            1,931
Wells Fargo & Co.                                     15,945              806
                                                                 ------------
TOTAL COMMON STOCKS                                                    23,479
                                                                 ------------
CONVERTIBLE PREFERRED STOCK (C) (1.7%)
Equity Residential Properties, $1.81,
    Series G                                          40,000            1,034
Glenborough Realty, $1.94, Series A                   55,000            1,334
                                                                 ------------
TOTAL CONVERTIBLE PREFERRED STOCK                                       2,368
                                                                 ------------

                                   CONTINUED

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
CORPORATE BONDS  (7.8%)
Amvescap, PLC, 5.38%, 2/27/13                   $        500     $        474
Bear Stearns Co., Inc., 4.65%, 7/2/18                  1,000              877
Bristol-Meyers Squibb Co.,
    5.75%, 10/1/11                                       250              263
Citibank Credit Card Issuance Trust,
    3.10%, 3/10/10                                       500              485
Core Invest Grade Trust, 4.73%,
    11/30/07                                             500              511
Credit Suisse First Boston, 6.50%,
    1/15/12                                              250              269
CVS Corp., 7.77%, 1/10/12                                947            1,010
Daimler Chrysler, 7.75%, 1/18/11                         250              276
Dow Chemical, 6.00%, 10/1/12                             250              254
Dresdner Bank, 7.25%, 9/15/15                            250              265
Goldman Sachs Group, Inc., 6.88%,
    1/15/11                                              250              279
Goldman Sachs Group, Inc., 4.75%,
    7/15/13                                            1,000              947
Hutchison Whampoa International, Ltd.,
    6.50%, 2/13/13 (e)                                 1,000              996
Inco Ltd., 7.75%, 3/15/16                                199              200
John Deere Capital Corp., 7.00%,
    3/15/12                                              250              281
Kraft Foods, Inc., 6.25%, 6/1/12                       1,500            1,571
Kroger Co., 6.75%, 4/15/12                               500              540
Lehman Brothers TRAINS, 6.50%,
    8/15/08 (d)(e)                                       504              542
Radian Group, Inc., 5.63%, 2/15/13                       500              490
Washington Mutual Bank, 4.82%,
    10/25/32                                             500              511
                                                                 ------------
TOTAL CORPORATE BONDS                                                  11,041
                                                                 ------------

                                   CONTINUED

STRATEGIC INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------
CORPORATE BOND EQUIVALENTS (C) (38.6%)
Abbey National PLC, $1.84                             24,900     $        657
Abbey National PLC, $1.84                             70,600            1,857
AMBAC Financial Group, Inc. $1.75                     59,195            1,504
AMBAC Financial Pfd, $1.49                            64,100            1,557
BAC Capital Trust I, $1.75                            64,500            1,654
Bear Stearns Capital Trust III, $1.95                 58,900            1,556
Citigoup Capital VII, $1.78                           52,525            1,369
Citigroup Capital IX, $1.50                           77,900            1,933
Citigroup Capital VI, $1.72                           25,000              637
Cleveland Electric Financial Trust I,
    $2.25                                             10,000              270
ConAgra Capital, $1.25                                35,000              878
Consolidated Edison, $1.81                            50,700            1,321
Corp-Backed Trust Certs (CBTCS), $1.27                33,500              832
Corp-Backed Trust Certs (CBTCS), $1.53                60,000            1,500
Corp-Backed Trust Certs (CBTCS), $1.80                15,800              403
Corp-Backed Trust Certs (CBTCS), $1.38,
    Series BLS                                        30,000              744
Corp-Backed Trust Certs (CBTCS), $1.94,
    Series CIT                                         6,100              164
Corts Countrywide Capital II, $2.00                   10,000              262
Corts IBM, $2.71                                      74,700            1,964
Corts Trust For Chrysler, $3.94                       10,000              261
Corts Trust For Disney, $1.47                         40,000            1,050
Corts Trust II Safeco Capital I, $2.18                10,000              267
Corts-First Union Capital II, $1.88                   17,700              473
Dominion CNG Capital Trust I, $1.95                   12,000              317
Duquesne Light Co., $1.68                             34,000              882
Energy East Capital, $2.06                             5,000              133
Entergy Arkansas, Inc., $1.50                         80,600            1,994
Entergy Mississippi, Inc., $1.50                      39,000              961
Entergy Mississippi, Inc., $1.81                       9,400              251
Fannie Mae, $1.77                                      4,600              202
FCB\NC Capital Trust II, $2.10                         5,000              137
Financial Security Assurance Holdings,
    $1.56                                             90,750            2,227
Fleet Capital Trust VI, $2.20                         41,500            1,120
Fleet Captial Trust VII, $1.80                        29,200              749
Ford Capital Trust Series II, $3.25                   10,000              437
General Electric Capital Corp., $1.47                 33,200              825
General Electric Capital Corp., $1.53                 19,000              479
General Electric Capital Corp., $1.66                 75,300            1,901
Household Capital Trust V, $2.50                      10,000              277
Household Finance, $1.72                              32,800              820
ING Group NV, $1.88                                   41,200            1,065
Laclede Capital Trust I, $1.93                        10,000              267
MBNA, $2.03                                           22,000              570

                                   CONTINUED

                                                   SHARES            VALUE
                                                ------------     ------------
CORPORATE BOND EQUIVALENTS (C), CONTINUED
ML Capital Trust III 7.0, $1.75                       45,200     $      1,152
Morgan Stanley Capital II, $1.81                      73,925            1,890
National Rural Utility, $1.91                         20,000              510
National Rural Utility CFC, $1.91                     10,000              261
Nordstrom (CBTCS), $3.81                              10,000              273
Pub Cred & Repack Secs, $1.78                         15,600              395
Puget Sound Energy Capital Trust, $2.10               13,700              367
Regions Financial Trust I, $2.00                      50,100            1,338
Rouchester Gas & Electric, $1.78                      42,800            1,113
Saturns JPM, $1.78                                    12,000              304
Saturns, Series S, $1.23                              10,000              250
Sempra Energy Capital Trust I, $2.23                  20,800              550
Southern Co. Capital Trust VI, $1.78                  54,000            1,417
Stilwell Financial, $1.97                             36,800              962
Torchmark Capital Trust I, $1.94                      58,819            1,555
Virginia Power Capital Trust, 1.84                    26,800              702
Wells Fargo Capital Trust V, $1.75                    18,600              482
Wells Fargo Capital Trust VI, $2.10                   70,850            1,811
Wells Fargo Capital Trust VII, $1.44                  33,500              813
                                                                 ------------
TOTAL CORPORATE BOND EQUIVALENTS                                       54,872
                                                                 ------------
PREFERRED STOCKS (C) (20.4%)
ABN AMRO Cap Fund Trust V, 5.90%                      60,000            1,394
BAC Capital Trust II, $2.13                           20,000              524
BAC Capital Trust VI, $1.75                           48,600            1,268
Bank One Capital V, $2.00                             76,300            2,054
Bell South, $1.84                                     66,675            1,697
Corts-Sherwin Williams, $1.81                         57,600            1,480
Corts-TR Verizon Global, $3.13                        54,500            1,433
Developers Diversified Realty, $2.15                  32,000              851
Duke Realty Corp., $2.11                              43,500            1,175
Fannie Mae, $2.91                                     18,800              996
Federal Express, Inc., $1.55                          48,400              528
Federal Realty Investment Trust, $2.13                12,000              321
Freddie Mac, $2.50                                    20,000              955
Freddie Mac, $2.55                                    10,000              475
Freddie Mac, $2.85                                    25,500            1,301
Harris Preferred Capital, Series A, $1.84             31,800              804
HRPT Properties Trust, Series B, $2.19                22,900              609
HRPT Properties Trust, $2.47                           8,000              217
Huntington Preferred Cap, Inc., $1.97                  5,000              135
Kimco Realty Pfd, $0.74                               39,994            1,004
Maytag Corp., $1.97                                   10,000              267
Motorola Capital Trust, $1.67                         10,000              233
POST Properties, Inc., Series B, $1.91                12,000              309
PS Business Parks, Inc., $2.38                        10,000              266

                                   CONTINUED

                                                        STRATEGIC INCOME FUND
                                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                JULY 31, 2003
                                  (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
PREFERRED STOCKS (C), CONTINUED
Public Storage, Inc., Series A, $2.45                 15,000     $        420
Public Storage, Inc., Series K, $2.60                 15,000              384
Public Storage, Inc., Series S, $1.97                 10,000              265
RBS Cap Trust B, 6.80%                               500,000              492
SBC Communications, Inc., $1.75                       49,700            1,295
Sears Roebuck & Co. Acceptance, $1.75                 29,900              742
Simon Property Group, Inc., Series B,
    $6.50                                             14,000            1,544
Suntrust Capital V, $1.76                             46,600            1,198
USB Capital V, $1.81                                  14,100              358
Wachovia Funding, Series A, $1.82                     62,600            1,691
Weingarten Rlty, $0.84                                10,000              256
                                                                 ------------
TOTAL PREFERRED STOCKS                                                 28,941
                                                                 ------------
U.S. TREASURY NOTES  (1.6%)
7.00%, 7/15/06                                   $     2,000            2,263
                                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS                                         2,263
                                                                 ------------
INVESTMENT COMPANIES (C) (12.7%)
1838 Bond Debenture Trading                          127,000            2,457
Aberdeen Commonwealth Income
    Fund, Inc.                                        22,000              253
American Income Fund, Inc.                           135,400            1,155
Blackrock Income Trust                               108,600              754
Blackrock North American
    Government Income                                225,000            2,419
Eaton Vance Senior Income Trust                       36,400              326
ING Prime Rate Trust                                 210,400            1,536
MFS Government Markets Income
    Trust                                            217,400            1,439
MFS Intermediate Income Trust                         49,000              336
Pioneer Interest Shares                               90,700            1,003
Royce Value Trust, Inc., $1.83                        15,400              388
Royce Value Trust, Inc., $1.95                        59,100            1,493
Scudder Intermediate Government
    Trust                                             85,000              574
Source Capital, $2.40                                 35,600            1,091
Templeton Global Income Fund, Inc.                    61,374              481

                                   CONTINUED

                                                    SHARES           VALUE
                                                ------------     ------------
INVESTMENT COMPANIES (C), CONTINUED
Van Kampen Bond Fund                                  64,800     $      1,140
Van Kampen Senior Income Trust                       152,000            1,192
                                                                 ------------
TOTAL INVESTMENT COMPANIES                                             18,037
                                                                 ------------
MONEY MARKETS  (0.9%)
Dreyfus Cash Management Money
    Market Fund                                      622,764              623
Federated Prime Value Obligations
    Money Market Fund                                608,380              608
                                                                 ------------
TOTAL MONEY MARKETS                                                     1,231
                                                                 ------------
TOTAL INVESTMENTS (COST $140,427)+ - 100.3%                           142,232
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%                           (428)
                                                                 ------------
NET ASSETS - 100.0%                                              $    141,804
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

TECHNOLOGY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------
COMMON STOCKS  (97.5%)
Agere Systems, Inc., Class A *                       725,000     $      2,037
Agilent Technologies, Inc. *                          65,000            1,412
Amdocs Ltd. *                                         50,000            1,018
America Movil *                                       35,000              782
Amkor Technology, Inc. *                              30,000              440
Analog Devices, Inc. *                                35,000            1,328
Applied Materials, Inc. *                             75,000            1,463
Atmel Corp. *                                        125,000              401
BEA Systems, Inc. *                                  150,000            1,979
Broadcom Corp., Class A *                             61,500            1,247
CheckFree Corp. *                                      2,500               67
Corning, Inc. *                                      125,000            1,018
Cypress Semiconductor Corp. *                         70,000              979
Dot Hill Systems Corp. *                              35,000              603
EMC Corp. *                                          125,000            1,330
Finisar Corp. *                                      200,000              374
Intel Corp.                                           20,000              499
InterActiveCorp *                                     30,000            1,214
Juniper Networks, Inc. *                              25,000              361
Komag, Inc. *                                         20,000              275
Kopin Corp. *                                        125,000              943
Lexar Media, Inc. *                                   50,000              686
LSI Logic Corp. *                                    200,000            1,862
Lucent Technologies, Inc. *                          200,000              352
Macromedia, Inc. *                                    30,000              616
Maxim Integrated Products, Inc.                        5,000              195
Mercury Interactive Corp. *                           17,500              689
Micrel, Inc. *                                        55,000              618
Micron Technology, Inc. *                             50,000              732
NetScreen Technologies, Inc. *                         5,000              108
Network Appliance, Inc. *                             50,000              799
Packeteer, Inc. *                                     30,000              364
Power Integrations, Inc. *                            10,000              288
Primus Telecommunications Group, Inc. *               93,100              641
Semtech Corp. *                                       22,500              371
Tekelec *                                             52,500              770
Teradyne, Inc. *                                      30,000              494
TiVo, Inc. *                                          65,000              708
UnitedGlobalCom *                                    200,000            1,268
US Cellular Corp. *                                   17,500              503
VeriSign, Inc. *                                     100,000            1,335
Veritas Software Corp. *                              25,000              770
WebEx Communications, Inc. *                          20,000              330
Western Digital Corp. *                               37,500              374
Xilinx, Inc. *                                        11,000              289
Yahoo! Inc. *                                         40,000            1,245
                                                                 ------------
TOTAL COMMON STOCKS                                                    36,177
                                                                 ------------

                                   CONTINUED

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
MONEY MARKETS  (2.1%)
Dreyfus Cash Management Money
    Market Fund                                      386,390     $        386
Federated Prime Value Obligations
    Money Market Fund                                386,006              386
                                                                 ------------
TOTAL MONEY MARKETS                                                      772
                                                                 ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING  (28.8%)
Pool of various securities for Fifth Third
    Funds - footnote 3 (Lending Portfolio
    Securities)                                 $     10,670           10,670
                                                                 ------------
TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  10,670
                                                                 ------------
TOTAL INVESTMENTS (COST $37,768)++ - 128.4%                            47,619
LIABILITIES IN EXCESS OF OTHER ASSETS - (28.4)%                       (10,528)
                                                                 ------------
NET ASSETS - 100.0%                                              $     37,091
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

                                                               WORLDWIDE FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                JULY 31, 2003
                                   (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------
MUTUAL FUNDS  (97.1%)
American Century Small Cap Value
    Fund                                              15,796     $        126
Artisan International                                 32,041              519
Artisan Mid Cap Fund Investor Class *                    193                4
Contrarian Fund- Class A *                            35,001              468
Credit Suisse Global Technology Fund *                    84                2
Credit Suisse Japan Growth Fund *                    104,146              444
Credit Suisse Pincus Global Post
    Venture Capital *                                    164                2
Driehaus Asia Pacific Growth Fund *                    8,397              115
Excelsior Pacific/Asia *                                  33               --#
Fremont US Micro Cap *                                   109                3
Fremont US Small Cap *                                   201                2
Heartland Value                                           68                3
Henlopen *                                               159                3
Invesco Energy Fund *                                     93                2
Invesco Financial Services Fund                           32                1
Invesco Gold Fund Investor Class *                        59               --#
Invesco Small Company Growth
    Investor Class *                                     258                3
Janus  Mid Cap Value Fund                             22,583              390
Janus Global Life Sciences *                           8,013              114
Janus Mercury *                                           16               --#
Janus Overseas                                           505                8
Janus Worldwide                                           32                1
Liberty Acorn International Fund                      25,491              454
Liberty Acorn USA *                                   14,893              267
Longleaf Partners International                       35,333              431
Matthews China                                        71,142              765
Matthews Korea                                       161,801              684
Matthews Pacific Tiger Class I *                      88,595              917
Mutual Series European Class Z                        78,741            1,156
Oakmark International Equity Fund
    Class I                                           28,487              425
Oakmark International Small Cap Class I               64,275              796
Oakmark Select Class I                                   201                5
PBHG Clipper Focus                                    38,852              552
Pin Oak Aggressive Stock *                            37,880              614
RCM Global Healthcare *                               13,241              249
Red Oak Technology Select *                          119,727              691
Reich & Tang Delafield Fund, Inc.                     10,333              226
RS Diversified Growth Class A *                          149                3
RS Emerging Growth Class A *                          15,218              371
RS Partners Fund Class A *                            35,567              853
Rydex Dynamic Velocity 100 Class H *                  69,223            1,100
Rydex- Mekros Fund Class H *                          17,170              329
Scudder Latin America Fund                            19,709              392
SSgA Emerging Markets Fund                            42,409              428
T. Rowe Price Japan FD *                              17,153               96
T. Rowe Price New Asia Fund                              232                2
Third Ave Small - Cap Value                           65,776            1,045
Tocqueville International Value Fund                  61,125              558
Turner Micro Cap Growth Class I *                      8,112              321
Turner Midcap Growth Fund *                           21,807              414
Turner Small Cap Growth Fund Class I *                30,039              546
Van Wagoner Emerging Growth Fund *                   134,132              742

                                   CONTINUED

                                                    SHARES           VALUE
                                                ------------     ------------
MUTUAL FUNDS, CONTINUED
Vanguard International Growth Fund                    16,070     $        219
Vanguard International Value Fund                     10,181              223
Wasatch Small Cap Value *                            181,765              809
                                                                 ------------
TOTAL MUTUAL FUNDS                                                     18,893
                                                                 ------------
MONEY MARKETS  (2.9%)
Dreyfus Cash Management Money
    Market Fund                                      284,244              284
Federated Prime Value Obligations
    Money Market Fund                                282,671              283
                                                                 ------------
TOTAL MONEY MARKETS                                                       567
                                                                 ------------
TOTAL INVESTMENTS (COST $17,582)+ - 100.0%                             19,460
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                               (4)
                                                                 ------------
NET ASSETS - 100.0%                                              $     19,456
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------
FOREIGN STOCKS  (89.4%)
AUSTRALIA  (3.6%)
Amcor, Ltd.                                           18,382     $        100
AMP, Ltd.                                             29,254               93
Ansell, Ltd. *                                         2,104                8
Australia & New Zealand Banking
    Group, Ltd.                                       31,807              376
Australian Gas & Light Co.                             9,947               69
BHP Steel, Ltd.                                       19,360               52
BHP, Ltd.                                             78,409              498
Boral, Ltd.                                           13,803               49
Brambles Industries, Ltd.                             21,777               70
Centro Properties Group                               14,459               37
CFS Gandel Retail Trust                               33,262               29
Coca-Cola Amatil, Ltd.                                11,089               42
Coles Myer, Ltd.                                      23,629              112
Commonwealth Bank of Australia                        26,282              508
CSL, Ltd.                                              2,139               19
CSR, Ltd.                                             26,319               34
Foster's Group, Ltd.                                  44,907              130
General Property Trust                                43,553               84
Insurance Australia Group                             37,385               91
Investa Property Group                                28,217               35
James Hardie Industries NV                            10,945               52
John Fairfax Holdings, Ltd.                           20,597               39
Leighton Holdings, Ltd.                                5,524               35
Lend Lease Corp., Ltd.                                 9,121               51
Macquarie Bank, Ltd.                                   4,597               91
Macquarie Infrastructure Group                        42,053               91
Mayne Nickless, Ltd.                                  19,807               39
Mirvac Group                                          16,193               46
National Australia Bank, Ltd.                         32,232              683
Newcrest Mining, Ltd.                                  8,074               46
News Corp., Ltd.                                      44,250              281
Onesteel, Ltd.                                         6,088                8
Orica, Ltd.                                            6,745               53
Origin Energy, Ltd.                                    6,732               18
Paperlinx, Ltd.                                        9,339               31
Patrick Corp., Ltd.                                    4,103               35
QBE Insurance Group, Ltd.                             13,822               86
Rinker Group, Ltd.                                    21,471               74
Rio Tinto, Ltd.                                        6,763              139
Santos, Ltd.                                          13,748               56
Sonic Healthcare, Ltd.                                 2,940               13
Southcorp Holdings, Ltd.                              15,668               29
Stockland Trust Group                                 24,581               80
Suncorp Metway, Ltd.                                  11,807               93
TABCORP Holdings, Ltd.                                 8,447               58
Telstra Corp., Ltd.                                   47,484              144
Transurban Group                                      11,558               34
Westfarmers, Ltd.                                      8,265              143
Westfield Holdings, Ltd.                               9,404               92
Westfield Trust                                       48,514              112
Westpac                                               37,169              400
WMC Resources, Ltd. *                                 25,744               62
WMC, Ltd.                                             25,630               80
Woodside Petroleum, Ltd.                              10,487               90
Woolworths, Ltd.                                      21,742              166
                                                                 ------------
                                                                        5,986
                                                                 ------------

                                   CONTINUED

                                                   SHARES            VALUE
                                                ------------     ------------
FOREIGN STOCKS, CONTINUED
AUSTRIA  (0.5%)
Boehler-Uddeholm AG                                      478     $         26
Erste Bank Der Oesterreichischen
    Sparkassen AG                                      2,344              206
Flughafen Wein AG                                        890               33
Mayr-Melnhof Karton AG                                   554               47
OMV AG                                                   788               90
RHI AG *                                               1,001               14
Telekom Austria AG *                                  22,881              252
VA Technologie AG *                                      753               21
Voest-Alpine Stahl AG                                  2,046               82
Wienerberger Baust                                     3,193               58
                                                                 ------------
                                                                          829
                                                                 ------------
BELGIUM  (0.5%)
Dexia                                                 20,140              269
Fortis                                                24,227              446
KBC Bancassurance Holding SA                           1,771               71
Solvay SA                                              1,281               85
UCB Cap NPV Ord                                        1,200               29
Umicore                                                  108                6
                                                                 ------------
                                                                          906
                                                                 ------------
CHINA  (0.6%)
Aluminum Corp. of China, Ltd.                        250,000               74
Beijing Capital International Airport
    Co., Ltd.                                        128,000               36
China Eastern Airlines Corp., Ltd. *                 142,000               19
China Petroleum & Chemical Corp.                   1,538,000              419
China Shipping Development Co., Ltd.                 118,000               48
China Telecom Corp., Ltd.                            738,000              199
Guangshen Railway Co., Ltd.                          130,000               28
Jiangsu Expressway Co., Ltd.                         112,000               46
Jiangxi Copper Co., Ltd.                             106,000               22
Shandong International Power
    Development Co., Ltd.                            126,000               38
Yanzhou Coal Mining Co., Ltd.                         94,000               47
Zhejiang Expressway Co., Ltd.                        132,000               62
                                                                 ------------
                                                                        1,038
                                                                 ------------
DENMARK  (0.2%)
Danske Bank                                           18,417              337
Falck AS                                                 700               13
ISS AS                                                   400               14
Novozymes AS                                             331                9
                                                                 ------------
                                                                          373
                                                                 ------------
FINLAND  (1.2%)
Fortum Oyj                                             8,049               62
Instrumentarium                                          400               16
Kesko Oyj-B Shares                                     3,623               45
Kone Corporation                                         952               41
Metso Oyj-B Shares                                     5,722               55
Nokia Oyj                                             76,096            1,168
Outokumpo Oyj                                          3,321               30
Sampo Insurance Co.                                    7,003               51
Stora Enso Oyj                                        14,802              186
TietoEnator Oyj                                        3,471               66
UPM-Kym'mene Oyj                                      11,112              182
Uponor Oyj                                               182                4
Wartsila Corp. Oyj-B Shares                            1,371               18
                                                                 ------------
                                                                        1,924
                                                                 ------------

                                   CONTINUED

                                                    INTERNATIONAL EQUITY FUND
                                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                JULY 31, 2003
                                  (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------
FOREIGN STOCKS, CONTINUED
FRANCE  (6.5%)
Accor SA                                               3,545     $        133
Alcatel *                                             18,564              186
Alstom *                                               1,635                6
Arcelor                                                4,020               54
Arcelor                                                3,800               51
Aventis SA                                            16,774              843
AXA SA                                                29,476              508
Banque Nationale de Paris                             10,862              591
BIC                                                    1,191               46
Bouygues                                               8,547              226
Cap Gemini *                                           1,149               46
Carrefour SA                                           6,390              297
Casino Guichard-Perrachon                                843               63
CNP Assurances                                         1,403               60
Compagnie de Saint Gobain                              6,989              279
Credit Agricole SA                                     2,293               44
Dassault Systems SA                                      761               26
Essilor International                                    685               28
Euronext NV                                            2,487               63
European Aeronautic Defence And
    Space Company                                      1,575               25
France Telecom SA *                                   15,375              407
Groupe Danone                                          5,100              695
Imerys SA                                                343               52
L'Air Liquide SA                                       2,172              340
L'Oreal SA                                            12,320              811
Lafarge SA                                             3,179              213
Lagardere Group SCA                                    2,304              103
LVMH  Moet-Hennessy Louis Vuitton                      8,628              474
Pechiney SA-A Shares                                   1,503               77
Pernod Ricard                                          1,851              161
Peugeot SA                                             2,055               91
Pinault Printemps                                      2,315              187
Renault SA                                             2,058              115
Sagem SA                                                 178               16
Sanofi-Synthelabo                                     16,028              903
Schneider Electric SA                                  3,375              181
Societe Generale-A                                     4,468              314
Sodexho SA                                             2,441               71
STMicroelectronics NV                                  1,761               38
Technip-Coflexip SA                                      102                9
Thales SA                                              3,547              112
Total Fina                                            10,662            1,581
Vinci                                                    375               25
Vivendi Universal *                                   11,710              206
                                                                 ------------
                                                                       10,757
                                                                 ------------

GERMANY  (3.7%)
Adidas-Salomon AG                                        187               16
Allianz AG                                             2,402              255
Altana AG                                                247               15
BASF AG                                               10,929              520
Bayer AG                                              13,386              318
Beiersdorf AG                                          2,941              354
DaimlerChrysler AG                                    16,490              592
Deutsche Bank AG                                       7,365              478
Deutsche Boerse AG                                     2,971              156
Deutsche Lufthansa AG                                  3,205               41

                                   CONTINUED

                                                    SHARES           VALUE
                                                ------------     ------------
FOREIGN STOCKS, CONTINUED
GERMANY, CONTINUED
Deutsche Post AG                                       1,389     $         21
Deutsche Telekom AG *                                 45,130              685
Douglas Holdings AG                                    1,243               29
Epcos AG *                                               300                4
Fresenius Medical Care AG                              1,188               61
Gehe AG                                                  987               40
Heidelberger Zement AG *                                 760               23
Infineon Technologies AG *                               251                3
Karstadt AG                                              897               19
Linde AG                                               2,289               98
MAN AG                                                   907               18
Merck KGAA                                             1,262               34
Metro AG                                               2,437               90
Muenchener Rueckver AG                                 2,294              259
RWE AG                                                 1,327               37
SAP AG                                                 3,191              374
Schering AG                                            2,262               95
Siemens AG                                             9,843              554
Thyssen Krupp AG                                       6,495               85
TUI AG                                                 1,896               28
VEBA AG                                               13,114              679
Volkswagen AG                                          4,271              183
                                                                 ------------
                                                                        6,164
                                                                 ------------
GREAT BRITAIN  (21.1%)
AMEC PLC                                               2,297               10
Arm Holdings PLC *                                     9,382               13
AstraZeneca PLC                                       36,580            1,460
Aviva PLC                                             17,616              146
BAA PLC                                               31,712              239
BAE Systems PLC                                      177,970              441
Balfour Beatty                                         2,527                8
Barclays PLC                                         148,175            1,115
BG Group PLC                                          77,259              337
BHP Billiton PLC                                      53,710              321
BOC Group PLC                                         11,252              155
Boots Group PLC                                       12,131              129
BP Amoco PLC                                         520,116            3,561
BPB PLC                                                8,505               43
Brambles Industries PLC                               27,581               81
British Airways PLC *                                 43,380              120
British American Tobacco PLC                          38,832              396
British Sky Broadcasting
    Group PLC *                                       31,925              362
BT Group PLC                                         250,397              788
Bunzl PLC                                              9,927               69
Cadbury Schweppes PLC                                 71,903              436
Capita Group Ord                                      30,343              119
Carlton Communications PLC                            13,061               35
Carnival PLC Ord                                       5,176              164
Centrica PLC                                          52,649              150
Chubb PLC                                             23,623               28
Compass Group PLC                                     62,039              333
Davis Service Group                                    1,928               12
De La Rue PLC                                         15,024               67
Diageo PLC                                           127,050            1,298
Dixons Group PLC                                      49,822              103
Electrocomponents PLC                                  2,837               16

                                   CONTINUED

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                ------------     ------------
FOREIGN STOCKS, CONTINUED
GREAT BRITAIN, CONTINUED
EMI Group PLC                                         14,456     $         34
Friends Provident PLC                                 18,075               40
GKN PLC                                               18,190               68
Glaxosmithkline PLC                                  149,614            2,866
Granada Compass PLC                                   60,226               97
Great Universal Stores PLC                            32,003              376
Hanson PLC                                            16,351               96
Hays PLC                                              72,976              122
HBOS PLC                                             100,303            1,250
Hilton Group PLC                                      61,773              195
HSBC Holdings PLC                                    211,334            2,616
IMI PLC                                                2,478               13
Imperial Chemical Industries PLC                      26,511               73
Imperial Tobacco Group PLC                            17,275              272
InterContinental Hotels Group PLC *                   27,621              207
Johnson Matthey PLC                                    5,329               78
Kelda Group PLC                                       12,537               89
Kesa Electricals PLC *                                 6,952               23
Kidde PLC                                              4,830                7
Kingfisher PLC                                        30,418              137
Legal & General Group PLC                            122,599              199
Lloyds TSB Group PLC                                 124,849              969
Logica PLC                                             8,521               23
Marks & Spencer PLC                                   66,597              334
Misys PLC                                             15,550               68
Mitchells & Butlers PLC *                             27,621              106
National Grid Transco PLC                             80,074              497
Nycomed Amersham PLC                                  19,058              151
Pearson PLC                                           10,626              100
Peninsular & Oriental Steam
    Navigation Co. PLC                                17,232               64
Pilkington PLC                                         5,821                8
Prudential Corp. PLC                                  37,705              259
Reckitt Benckiser PLC                                 26,298              484
Reed International PLC                                19,188              148
Rentokil Initial PLC                                  83,107              256
Reuters Holding PLC                                   26,157              106
Rexam PLC                                             10,620               70
Rio Tinto PLC                                         23,818              494
RMC Group PLC                                          4,908               43
Rolls-Royce Group PLC                                 84,171              206
Royal & Sun Alliance Insurance
    Group PLC                                         11,237               27
Royal Bank of Scotland Group PLC                      61,425            1,735
Sage Group PLC                                        28,574               85
Sainsbury PLC                                         28,386              121
Scot Power PLC                                        41,526              242
Scottish & Newcastle PLC                               5,378               32
Scottish & Southern Energy PLC                        18,949              188
Securicor PLC                                          4,526                5
Serco Group PLC                                       20,228               51
Severn Trent PLC                                      11,091              120
Shell Transportation & Trading Co. PLC               110,120              689
Smith & Nephew PLC                                    12,995               77
Smiths Industries PLC                                  3,596               42
SSL International PLC                                    463                2

                                   CONTINUED

                                                    SHARES           VALUE
                                                ------------     ------------
FOREIGN STOCKS, CONTINUED
GREAT BRITAIN, CONTINUED
Tate & Lyle PLC                                        7,877     $         44
Tesco PLC                                            104,066              360
Unilever PLC                                         106,987              878
Vodaphone Airtouch PLC                             2,119,633            4,020
Wolseley PLC                                           3,412               37
WPP Group PLC                                         16,228              144
                                                                 ------------
                                                                       34,698
                                                                 ------------
GREECE  (0.0%)
Titan Cement Co.                                         500               19
                                                                 ------------
HONG KONG  (3.4%)
Bank of East Asia, Ltd.                               67,629              142
Beijing Datang Power Generation                      130,000               68
BOC Hong Kong Holdings, Ltd.                         129,500              141
Cathay Pacific Airways, Ltd.                          52,000               73
Cheung Kong Infrastructure                            21,000               43
Cheung Kong Infrastructure
    Holdings, Ltd.                                    80,000              526
China Southern Airlines *                            106,000               32
CLP Holdings, Ltd.                                    92,100              405
Esprit Asia Holdings, Ltd.                            39,500              101
Hang Lung Properties, Ltd.                            61,000               64
Hang Seng Bank, Ltd.                                  40,800              439
Henderson Land Development, Ltd.                      33,000              108
Hkd South China Morning Post                          10,000                4
Hong Kong & China Gas Co., Ltd.                      189,648              242
Hong Kong Electric Holdings, Ltd.                     72,000              282
Hong Kong Exchanges & Clearing, Ltd.                  41,000               68
Huaneng Power International                          136,000              184
Hutchison Whampoa, Ltd.                              109,100              713
Johnson Electric Holdings, Ltd.                       77,000              105
Li & Fung, Ltd.                                       82,000              116
MTR Corp.                                             70,535               84
New World Development Co., Ltd.                       22,110               10
PCCW, Ltd. *                                          97,047               52
Petrochina                                         1,598,000              476
Qingling Motors                                      116,000               18
Shagri-La Asia, Ltd.                                  54,000               43
Sino Land Company, Ltd.                                  556              -#
Sinopec Shanghai Petrochem                           212,000               48
Sinopec Yizheng Chemical                             128,000               20
Sun Hung Kai Properties, Ltd.                         74,000              439
Swire Pacific, Ltd.                                   49,000              226
Techtronic Industries Co., Ltd.                       15,000               28
Television Broadcasts, Ltd.                           10,000               36
Travelsky Tech                                        28,000               22
Tsingtao Brewery                                      32,000               25
Wharf Holdings, Ltd.                                  64,600              126
Yue Yuen Industrial Holdings, Ltd.                    28,000               81
                                                                 ------------
                                                                        5,590
                                                                 ------------
INDONESIA  (0.0%)
Mulia Industrindo Tbk *                               19,000               --#
                                                                 ------------
IRELAND  (0.1%)
CRH PLC *                                              3,734               70
Irish Life & Permanent PLC                             3,000               33
                                                                 ------------
                                                                          103
                                                                 ------------

                                   CONTINUED

                                                    INTERNATIONAL EQUITY FUND
                                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                JULY 31, 2003
                                  (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                ------------     ------------
FOREIGN STOCKS, CONTINUED
ITALY  (3.3%)
Alleanza Assicurazioni SpA                            15,556     $        151
Assicurazioni Generali                                20,354              471
Autogrill SpA *                                        3,566               41
Banca Fideuram SpA                                     6,780               38
Banca Monte dei Paschi di Seina SpA                   12,690               35
Banca Nazionale del Lavoro SpA *                      17,666               29
Banca Popolare di Milano                               1,191                5
Banca Popolare di Milano                               3,454               16
Banco Popolare di Verona e Novara Scrl                 5,835               81
Benetton Group SpA                                     2,922               31
Credito Italiano                                      76,343              358
Enel SpA                                              48,060              306
ENI SpA                                               89,249            1,318
Fiat SpA *                                             3,727               25
IntesaBci SpA                                         80,782              271
Intesabci SpA-RNC                                     11,841               29
Italcementi SpA                                        2,624               30
Mediaset SpA                                          14,821              133
Mediobanca SpA                                        10,623              107
Mediolanum SpA                                         5,096               29
Pirelli SpA *                                         44,497               46
RAS SpA                                                6,554              102
San Paolo IMI SpA                                     20,258              204
Snia SpA                                               6,546               12
Telecom Italia                                        62,770              533
Telecom Italia Mobile SpA                            232,318            1,077
Telecom Italia SpA-RNC                                 4,917               26
                                                                 ------------
                                                                        5,504
                                                                 ------------
JAPAN  (23.4%)
Acom Co., Ltd.                                         3,120              118
Advantest                                              2,700              148
AEON Co., Ltd.                                         5,800              144
Aiful Corp.                                              450               22
Ajinomoto Co., Inc.                                   25,400              243
Alps Electric Co., Ltd.                                5,000               78
Amada Co., Ltd.                                        9,000               31
Asahi Breweries, Ltd.                                 12,000               70
Asahi Glass Co., Ltd.                                 40,800              278
Asahi Kasei Corp.                                     39,000              118
Asatsu, Ltd.                                           1,200               24
Bellsystem 24, Inc.                                       90               17
Benesse Corp.                                          2,100               35
Bridgestone Corp.                                     29,000              396
Canon, Inc.                                           29,400            1,414
Casio Computer Co., Ltd.                              14,800              105
Central Japan Railway Co.                                 52              360
Chubu Electric Power Co., Inc.                         6,400              115
Chugai Pharmaceutical Co., Ltd.                       11,500              129
Citizen Watch Co., Ltd.                               10,000               64
Credit Saison Co., Ltd.                                3,200               53
CSK Corp.                                              1,800               48
Dai Nippon Printing Co., Ltd.                         15,600              183
Daicel Chemical Industries, Ltd.                       5,000               20
Daiichi Pharmaceutical Co., Ltd.                       9,500              128
Daikin Kogyo Corp.                                     4,000               73
Dainippon Ink & Chemicals, Inc.                       21,000               42

                                   CONTINUED

                                                    SHARES           VALUE
                                                ------------     ------------
FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
Daito Trust Construction Co., Ltd.                     4,100     $         96
Daiwa House Co., Ltd.                                 20,600              149
Daiwa Securities Group, Ltd.                          81,000              469
Denki Kagaku Kogyo Kabushiki
    Kaisha, Ltd.                                      14,000               35
Denso Corp.                                           22,650              376
Dowa Mining Co., Ltd.                                  8,000               30
East Japan Railway Co.                                   121              531
Ebara Corp.                                           11,800               47
Eisai Co., Ltd.                                       10,300              203
Fanuc Co., Ltd.                                        6,300              350
Fast Retailing Co., Ltd.                                 200                6
Fuji Photo Film Co., Ltd.                             16,000              477
Fuji Television Network                                    5               19
Fujikura                                               6,000               21
Fujisawa Pharmaceutical Co.                            6,000              116
Fujitsu, Ltd.                                         61,000              251
Furukawa Electric Co., Ltd.                           21,800               76
Hankyu Department Stores, Inc.                         2,000               11
Hirose Electric Co., Ltd.                              1,100              107
Hitachi, Ltd.                                        104,000              461
Honda Motor Co., Ltd.                                 29,351            1,132
Hoya Corp.                                             3,800              273
Isetan Co., Ltd.                                       3,000               21
Ishihara Sangyo Kaisha, Ltd. *                         4,000                7
Ishikawajima-Harima Heavy Industries
    Co., Ltd.                                         27,000               32
Ito Yokado Co., Ltd.                                   8,000              205
Itochu Corp.                                          40,000              112
Japan Airlines System Corp.                           29,000               65
Japan Synthetic Rubber                                 4,000               54
Japan Tobacco, Inc.                                       18              107
JFE Holdings, Inc.                                    13,900              231
JGC Corp.                                              4,000               28
Kajima Corp.                                          37,400              100
Kaken Pharmaceutical                                   1,000                5
Kaneka Corp.                                           9,000               58
Kansai Electric Power Co., Inc.                       32,000              498
Kao Corp.                                             22,000              412
Kawasaki Heavy Industries, Ltd.                       27,000               28
Kawasaki Kisen Kaisha, Ltd.                            2,000                5
Keihin Electric Express Railway
    Co., Ltd.                                         14,000               67
Keio Electric Railway Co., Ltd.                        7,000               32
Keyence Corp.                                            870              162
Kikkoman Corp.                                         4,000               26
Kinki Nippon Railway Co., Ltd. *                      55,230              159
Kirin Brewery Co., Ltd.                               35,400              224
Kokuyo Co., Ltd.                                       2,000               18
Komatsu, Ltd.                                         36,400              178
Konami Co., Ltd.                                       3,100               58
Konica Corp.                                           7,000               87
Kubota Corp.                                          51,000              150
Kuraray Co., Ltd.                                     11,000               74
Kurita Water Industries, Ltd.                          2,000               24
Kyocera Corp.                                          5,900              334
Kyowa Hakko Kogyo Co., Ltd.                           12,200               66

                                   CONTINUED

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------
FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
Kyushu Electric Power Co., Inc.                        4,200     $         62
Lawson, Inc.                                             100                3
Mabuchi Motor Co., Ltd.                                1,100               91
Marubeni Corp.                                        40,800               51
Marui Co., Ltd.                                       11,000              106
Matsushita Electric Industrial Co., Ltd.              68,000              804
Matsushita Electric Works                              4,000               25
Meiji Seika Co., Ltd.                                  5,000               16
Meitec Corp.                                           1,000               33
Minebea Co., Ltd.                                      9,000               36
Mitsubishi Chemical Corp.                             57,000              111
Mitsubishi Corp.                                      40,000              290
Mitsubishi Electric Corp.                             67,800              240
Mitsubishi Estate Co., Ltd.                           32,000              234
Mitsubishi Heavy Industries, Ltd.                    117,000              311
Mitsubishi Logistics Corp.                             2,000               12
Mitsubishi Rayon Co., Ltd.                            16,000               42
Mitsubishi Tokyo Financial Group, Inc.                   146              649
Mitsui & Co., Ltd.                                    41,800              233
Mitsui Chemicals, Inc.                                16,000               72
Mitsui Fudosan Co., Ltd.                              22,400              148
Mitsui Mining & Smelting Co., Ltd.                    20,000               60
Mitsui O.S.K. Lines, Ltd.                              2,000                6
Mitsui Sumitomo Insurance Co.                         83,000              426
Mitsui Trust Holding, Inc.                            55,513              132
Murata Manufacturing Co., Ltd.                         8,100              373
NEC Corp.                                             54,200              334
New Oji Paper Co.                                     35,400              163
NGK Insulators, Ltd.                                  13,600               75
NGK Spark Plug Co., Ltd.                              10,000               79
Nidec Corp.                                            1,200               90
Nikko Cordial Corp,                                   29,000              125
Nikon Corp. *                                          9,000               78
Nintendo Co., Ltd.                                     4,000              322
Nippon Express Co., Ltd.                              29,600              112
Nippon Meat Packers, Inc.                              7,600               72
Nippon Mining Holdings, Inc.                          10,000               19
Nippon Oil Co., Ltd.                                  57,800              236
Nippon Sheet Glass Co., Ltd.                          11,000               31
Nippon Steel Corp.                                   205,800              314
Nippon Telegraph and Telephone Corp.                     241              998
Nippon Unipac Holding                                     26              102
Nippon Yusen Kabushiki Kaisha                         41,000              138
Nissan Chemical Industries, Ltd.                       4,000               25
Nissan Motors Co., Ltd.                               85,000              829
Nisshin Flour Milling Co., Ltd.                        4,000               27
Nisshinbo Industries, Inc.                             2,000                9
Nissin Food Products Co., Ltd.                         2,100               42
Nitto Denko Corp.                                      5,000              182
Nomura Securities Co., Ltd.                           65,000              863
NSK, Ltd.                                             24,000               76
NTN Corp.                                             13,000               54
NTT Data Corp.                                            37              126
NTT DoCoMo, Inc.                                         248              568
Obayashi Corp.                                        19,000               63
Oki Electric Industry Co., Ltd. *                     25,000               77

                                   CONTINUED

                                                    SHARES           VALUE
                                                ------------     ------------
FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
Olympus Optical Co., Ltd.                              5,000     $        111
Omron Corp.                                            9,000              174
Onward Kashiyama Co., Ltd.                             5,000               45
Oracle Corp. Japan                                     1,300               55
Oriental Land Co., Ltd.                                2,500              110
Orix Corp.                                             2,240              139
Osaka Gas Co., Ltd.                                   78,200              197
Pioneer Electronic Corp.                               5,601              132
Promise Co., Ltd.                                      3,300              120
Ricoh Co., Ltd.                                       22,000              395
Rohm Co., Ltd.                                         2,800              329
Sampo Japan Insurance, Inc.                           30,000              172
Sanden Corp.                                           1,000                5
Sankyo Co., Ltd.                                      18,500              224
Sanyo Electric Co., Ltd.                              59,000              221
Secom Co., Ltd.                                        5,100              146
Sekisui Chemical Co., Ltd.                            11,000               38
Sekisui House, Ltd.                                   24,600              193
Seven-Eleven Japan Co., Ltd.                           4,000              102
Sharp Corp.                                           30,200              427
Shimamura Co., Ltd.                                      400               23
Shimano, Inc.                                          3,400               58
Shimizu Construction                                  28,600               85
Shin-Etsu Chemical Co.                                10,448              364
Shionogi & Co., Ltd.                                  12,000              157
Shisiedo Co., Ltd.                                    12,800              128
Showa Denko KK *                                       3,000                5
Showa Shell Sekiyu KK                                  7,000               47
Skylark Co., Ltd.                                      5,000               58
SMC Corp.                                              2,100              197
Softbank Corp.                                         8,000              231
Sony Corp.                                            25,398              786
Stanley Electric Co., Ltd.                             1,000               16
Sumitomo Bakelite Co.                                  4,000               18
Sumitomo Chemical Co., Ltd.                           43,600              128
Sumitomo Corp.                                        26,200              137
Sumitomo Electric Industries                          18,400              135
Sumitomo Metal Industry, Ltd.                         11,000                7
Sumitomo Metal Mining Co., Ltd.                       16,600               62
Sumitomo Realty & Development Co.,
    Ltd.                                               1,000                5
Sumitomo Trust & Banking                              57,000              207
Taiheiyo Cement Corp.                                  2,000                3
Taisei Construction                                    3,000                7
Taisho Pharmaceutical Co.                             11,800              163
Taiyo Yuden Co., Ltd.                                  4,000               43
Taka Shi Maya Co., Ltd.                                4,000               20
Takara Shuzo Co., Ltd.                                 3,000               16
Takeda Chemical Industries, Ltd.                      32,000            1,141
Takefuji Corp.                                         3,600              195
Takuma Co., Ltd.                                       3,000               14
TDK Corp.                                              4,100              225
Teijin, Ltd.                                          26,400               62
Teikoku Oil Co., Ltd.                                  4,000               14
Terumo Corp.                                           7,300              121
THK Co, Ltd.                                             800               12
TIS, Inc.                                                751               19

                                   CONTINUED

                                                    INTERNATIONAL EQUITY FUND
                                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                JULY 31, 2003
                                  (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                ------------     ------------
FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
Tobu Railway Co., Ltd.                                30,600     $         85
Toho Co.                                               2,300               23
Tohoku Electric Power Co., Ltd.                       15,600              227
Tokyo Broadcasting System, Inc.                        3,000               34
Tokyo Electric Power Co., Inc.                        45,600              857
Tokyo Electronics, Ltd.                                5,200              305
Tokyo Gas Co., Ltd.                                   84,600              248
Tokyu Corp.                                           34,400              102
Tonengeneral Sekiyu K.K.                               4,000               27
Toppan Printing Co., Ltd.                             14,600              111
Toray Co.                                             40,100               94
Toshiba Corp.                                         98,000              343
Tosoh Corp.                                           16,000               38
Tostem Corp.                                           6,000               81
Toto, Ltd.                                            17,600              119
Toyo Seikan Kaisha, Ltd.                               5,000               48
Toyobo Co., Ltd.                                       2,000                3
Toyoda Gosei Co., Ltd.                                   300                7
Toyota Automatic Loom Works                            2,600               42
Toyota Motor Corp.                                    93,800            2,372
Trend Micro, Inc. *                                    1,200               19
UJF Holdings, Inc.                                       105              208
Uni-Charm Corp.                                        1,200               54
UNY Co., Ltd.                                          2,000               17
Wacoal Corp.                                           2,000               15
West Japan Railway Co.                                    11               40
World Co., Ltd.                                        1,150               23
Yakult Honsha Co., Ltd.                                2,000               28
Yamada Denki Co., Ltd.                                   200                4
Yamaha Corp.                                           3,000               40
Yamaha Motor Co., Ltd.                                 1,000                9
Yamanouchi Pharmaceutical Co., Ltd.                   15,100              392
Yamato Transport Co., Ltd.                             9,000              107
Yamazaki Baking Co., Ltd.                              3,000               18
Yokogawa Electric Corp.                                4,000               31
                                                                 ------------
                                                                       38,529
                                                                 ------------
MALAYSIA  (0.8%)
AMMB Holdings Berhad                                   7,300                9
Berjaya Sports Toto Berhad                            22,000               23
Commerce Asset-Holdings Berhad                        13,300               13
DRB-Hicom Berhad                                      25,200               18
Edaran Otomobil Nasional Berhad                        2,700                6
Gamuda Berhad                                         27,000               46
Genting Berhad                                        18,400               75
Golden Hope Plantations Berhad                        14,000               12
Hong Leong Bank Berhad                                19,000               25
Hong Leong Credit Berhad                               2,500                3
IJM Corp. Berhad                                      15,000               20
IOI Corp. Berhad                                      31,000               48
Kuala Lumpur Kepong Berhad                            13,000               21
Lafarge Malayan Cement Berhad                          6,800                1
Magnum Corp. Berhad                                   20,900               15
Mal Perlis Plantations                                 5,300                7
Mal Rothmans Pall Mall                                 6,000               64
Malakoff Berhad                                       27,000               35
Malayan Banking Berhad                                73,000              171
Malaysia Mining Corp., Berhad                         20,000               15

                                   CONTINUED

                                                    SHARES           VALUE
                                                ------------     ------------
FOREIGN STOCKS, CONTINUED
MALAYSIA, CONTINUED
Malaysian Airline System Berhad *                      7,100     $          8
Malaysian International Shipping
    Corp. Berhad                                      24,000               50
Malaysian Oxygen Berhad                                3,000                9
Malaysian Pacific Industries Berhad                    4,000               16
Malaysian Resources Corp. Berhad *                    64,000               19
Maxis Communications Berhad                           38,000               60
Multi Purpose Holdings Berhad *                       37,000               12
Nestle Berhad                                          3,700               20
O.Y.L. Industries Berhad                                 900                6
Oriental Holdings Berhad                               2,700                3
Perusahaan Otomobil Nasional Berhad                    7,500               17
Petronas Dagangan Berhad                               7,000               12
Petronas Gas Berhad                                   11,300               21
PLUS Expressways Berhad *                             78,000               52
Public Bank Berhad                                    77,000               52
Resorts World Berhad                                  25,000               66
RHB Capital Berhad                                    27,000               13
Road Builder Holdings Berhad                          19,000               19
Sime Darby Berhad                                     65,000               86
SP Setia Berhad                                       23,000               20
Star Publications Berhad                               9,000               15
Tanjong PLC                                           10,000               26
Telekom Malaysia Berhad                               50,000              105
Tenaga Nasional Berhad                                16,600               39
UMW Holdings Berhard                                   6,000               14
YTL Corporation Berhad                                 5,000                6
                                                                 ------------
                                                                        1,393
                                                                 ------------
NETHERLANDS  (5.3%)
ABN AMRO Holding NV                                   39,082              751
Aegon NV                                              42,814              556
Akzo NV                                                6,253              186
ASML Holding NV *                                      1,477               19
DSM NV                                                   925               42
Elsevier NV                                           10,353              115
Hagemeyer NV                                           2,262                8
Heineken NV                                           18,641              676
ING Groep NV                                          31,444              637
Koninklijke KNP NV *                                  50,027              343
Philips Electronics NV                                29,930              631
Royal Dutch Petroleum                                 60,865            2,671
TNT Post Groep NV                                     11,615              217
Unilever NV                                           30,991            1,758
Vedior NV                                              5,018               57
Wolters Kluwer NV CVA                                  4,962               72
                                                                 ------------
                                                                        8,739
                                                                 ------------
NEW ZEALAND  (0.0%)
Carter Holt Harvey, Ltd.                              16,513               16
Telecom Corp. of New Zealand, Ltd.                     5,990               17
                                                                 ------------
                                                                           33
                                                                 ------------
NORWAY  (0.2%)
DnB Holding  ASA                                       4,503               23
Gjensidige NOR ASA                                       386               14
Norsk Hydro ASA                                        4,172              217
Norske Skogindustrier AG                               2,600               45
Orkla SA                                               3,200               57
Statoil ASA                                            1,600               14

                                   CONTINUED

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                ------------     ------------
FOREIGN STOCKS, CONTINUED
NORWAY, CONTINUED
Tandberg ASA *                                         2,000     $         12
Tomra Systems ASA                                      1,335                7
                                                                 ------------
                                                                          389
                                                                 ------------
RUSSIA  (0.5%)
AO Mosenergo ADR                                       6,900               43
AO VimpelCom ADR *                                       400               18
Lukoil ADR                                             2,200              157
MMC Norilsk Nickel                                     3,000              113
Oao Gazprom ADR                                        1,300               15
RAO Unified Energy Systems                            11,300              307
Rostelecom ADR                                         2,100               20
Surgutneftegaz ADR                                     5,900              111
Yukos                                                  2,550              117
                                                                 ------------
                                                                          901
                                                                 ------------
SINGAPORE  (1.6%)
Capitaland, Ltd.                                      75,250               59
Chartered Semiconductor, Ltd. *                       16,000                9
City Developments, Ltd.                               37,000              100
Cycle & Carriage, Ltd.                                 7,648               24
DBS Group Holdings, Ltd.                              60,683              393
Fraser & Neave                                        12,600               70
Haw Par Brothers Corp., Ltd.                           2,426                6
Keppel Corp., Ltd.                                    36,000              103
Oversea-Chinese Banking Corp., Ltd.                   59,058              359
Overseas Union Enterprises                             6,000               24
Sembcorp Industries, Ltd.                             68,802               54
Singapore Airlines, Ltd.                              46,000              283
Singapore Press Holdings, Ltd.                        19,059              205
Singapore Technology Engineering, Ltd.               115,000              123
Singapore Telecommunications, Ltd.                   324,000              300
United Overseas Bank, Ltd.                            59,352              447
United Overseas Land, Ltd.                            33,000               39
Venture Manufacturing, Ltd.                            6,000               61
                                                                 ------------
                                                                        2,659
                                                                 ------------
SPAIN  (4.2%)
Abertis Infraestructuras                               9,518              128
Acciona SA                                             1,040               55
Acerinox SA                                            2,109               88
Actividad Construction                                 2,369              102
Altadis SA                                             8,117              202
Amadeus Global Travel Distribution SA                 15,701              105
Banco Bilbao Vizcaya-Argentari                        93,384            1,024
Banco Popular Espanol SA                               2,446              117
Banco Santander Central Hispano SA                   131,911            1,188
Endesa SA                                             19,949              317
Fomento de Construcciones y Contratas SA               1,907               56
Gas Natural SDG SA                                    27,874              527
General De Aguas De Barcelona SA                       4,192               55
Grupo Dragados SA                                      5,325              109
Grupo Ferrovial SA                                     2,214               63
Iberdrola SA                                          17,263              296
Industria de Diseno Textil SA                          7,070              181
Repsol SA                                             25,711              412
Telefonica SA                                        147,217            1,722
Terra Networks SA *                                   13,629               80
Union Electric Penosa SA                               4,459               74
Vallehermoso SA                                        5,170               58
                                                                 ------------
                                                                        6,959
                                                                 ------------

                                   CONTINUED

                                                    SHARES           VALUE
                                                ------------     ------------

FOREIGN STOCKS, CONTINUED
SWEDEN  (2.0%)
Assa Abloy AB, Class B                                 1,909     $         20
Atlas Copco AB, Series A                               4,014              117
Atlas Copco AB, Series B                               2,156               59
Electrolux AB, Series B                                8,800              182
Ericsson LM, Series B *                              234,884              337
Gambro AB, Series A                                      700                5
Hennes & Mauritz AB, Series B                         22,000              469
Holmen AB                                              2,300               66
Nordic Baltic                                         62,322              303
Sandvik AB                                             8,138              226
Securitas AB, B Shares                                13,200              154
Shanska AB, Series B                                  14,817               94
Skandia Forsakrings AB                                27,631               86
Skandiaviska Enskil                                    9,020               98
SKF AB, Series B                                       2,559               77
Svenska Cellulosa AB, Series B                         4,364              145
Svenska Handelsbanken, Series A                       19,002              304
Svenskt Stal AB, Series A                              2,100               27
Swedish Match AB                                       6,800               47
Tele2 AB *                                               975               35
Telia                                                 50,326              208
Volvo AB, Series A                                     1,614               38
Volvo AB, Series B                                     6,110              150
WM-Data AB *                                           8,900               12
                                                                 ------------
                                                                        3,259
                                                                 ------------
SWITZERLAND  (6.7%)
Abb, Ltd. *                                            7,287               32
Adecco SA, Registered                                  5,430              261
Centerpulse AG, Registered *                              72               20
Ciba Specialty Chemicals AG                            1,700              115
Clariant AG *                                          3,100               36
Credit Suisse Group                                   26,864              844
Givaudan                                                 239               98
Holcim                                                 3,325              138
Kudelski SA *                                            100                2
Logitech International SA *                              430               12
Lonza Group AG                                           876               43
Nestle                                                10,540            2,102
Novartis AG, Registered                               53,880            2,078
Roche Holding AG                                       4,370              559
Roche Holdings AG, Genusscheine                       14,200            1,184
Schindler Holdings AG *                                   30                5
Societe Generale de Surveillance
Holdings SA                                              242              112
Sulzer AG, Registered                                     71               11
Swiss Reinsurance                                     10,305              652
Swisscom AG                                              965              268
Syngenta                                               2,471              136
The Swatch Group AG                                      700               13
The Swatch Group AG, Series B                            740               68
UBS AG                                                31,663            1,854
Valora Holdings AG, Registered                            59               12
Zurich Financial Services                              3,008              374
                                                                 ------------
                                                                       11,029
                                                                 ------------

TOTAL FOREIGN STOCKS                                                  147,781
                                                                 ------------

                                   CONTINUED

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                 SHARES OR
                                                 PRINCIPAL
                                                  AMOUNT             VALUE
                                                ------------     ------------
PREFERRED STOCKS  (0.2%)
AUSTRALIA  (0.1%)
News Corp., Ltd.                                      31,201     $        234
                                                                 ------------
GERMANY  (0.1%)
Henkel KGaA                                              261               16
Porsche AG                                               138               56
Volkswagen AG                                          1,122               34
                                                                 ------------
                                                                          106
                                                                 ------------
TOTAL PREFERRED STOCKS                                                    340
                                                                 ------------
MONEY MARKETS  (4.2%)
UNITED STATES  (4.2%)
Dreyfus Cash Management Money
    Market Fund                                    3,490,535            3,491
Federated Prime Value Obligations
    Money Market Fund                              3,409,240            3,409
                                                                 ------------
TOTAL MONEY MARKETS                                                     6,900
                                                                 ------------
SHORT TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING  (4.3%)
Pool of various securities for Fifth Third
    Funds - footnote 3 (Lending Portfolio
    Securities)                                 $      7,170            7,170
                                                                 ------------
TOTAL SHORT TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                   7,170
                                                                 ------------
TOTAL INVESTMENTS (COST $178,282)++ - 98.1%                           162,191
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%                            3,102
                                                                 ------------
NET ASSETS - 100.0%                                              $    165,293
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS




                                                       INTERNATIONAL GDP FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                JULY 31, 2003
                                  (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------
FOREIGN STOCKS  (96.7%)
AUSTRALIA  (4.6%)
Amcor, Ltd.                                           37,493     $        204
AMP, Ltd.                                             42,500              134
Australia & New Zealand Banking
    Group, Ltd.                                       53,900              638
BHP, Ltd.                                            147,902              939
Brambles Industries, Ltd.                             36,504              117
Coca-Cola Amatil, Ltd.                                30,562              116
Commonwealth Bank of Australia                        45,925              888
CSL, Ltd.                                             13,100              116
CSR, Ltd.                                             41,218               53
Foster's Group, Ltd.                                 105,436              304
General Property Trust                               117,125              225
Insurance Australia Group                             62,100              151
Lend Lease Corp., Ltd.                                17,172               96
Macquarie Bank, Ltd.                                   7,700              153
Macquarie Infrastructure Group                       112,200              243
National Australia Bank, Ltd.                         58,214            1,233
News Corp., Ltd.                                     109,629              696
QBE Insurance Group, Ltd.                             21,420              133
Rinker Group, Ltd.                                    41,218              141
Rio Tinto, Ltd.                                       13,873              286
Stockland Trust Group                                 31,280              102
Suncorp Metway, Ltd.                                  18,100              143
TABCORP Holdings, Ltd.                                14,037               96
Telstra Corp., Ltd.                                   96,000              291
Westfarmers, Ltd.                                     16,900              292
Westfield Holdings, Ltd.                              22,300              217
Westpac                                               75,939              817
WMC Resources, Ltd. *                                 41,771              101
WMC, Ltd.                                             68,271              214
Woodside Petroleum, Ltd.                              17,600              152
Woolworths, Ltd.                                      39,831              305
                                                                 ------------
                                                                        9,596
                                                                 ------------
AUSTRIA  (0.1%)
Erste Bank Der Oesterreichischen
    Sparkassen AG                                      1,200              105
OMV AG                                                   940              107
Telekom Austria AG *                                   8,400               92
                                                                 ------------
                                                                          304
                                                                 ------------
BELGIUM  (1.0%)
Agfa Gevaert NV                                        4,300               91
Delhaize-Le Lion SA                                    2,500               80
Dexia                                                 24,200              324
Electrabel SA                                          1,131              290
Fortis                                                36,600              672
Groupe Bruxelles Lambert SA                            2,600              117
Interbrew Co.                                          6,100              136
KBC Bancassurance Holding SA                           3,720              149
Solvay SA                                              1,810              120
UCB Cap NPV Ord                                        3,000               74
                                                                 ------------
                                                                        2,053
                                                                 ------------
DENMARK  (0.7%)
D/S Svendborg AS, Class B                                 41              220
Danisco AS                                             3,500              125
Danske Bank                                           22,170              405
Falck AS                                               2,500               46

                                   CONTINUED

INTERNATIONAL GDP FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                ------------     ------------
FOREIGN STOCKS, CONTINUED
DENMARK, CONTINUED
ISS AS                                                 3,400     $        117
Novo Nordisk AS-B                                     11,130              373
Novozymes AS                                           2,246               61
TDC AS                                                 4,800              138
William Demant Holdings *                              1,600               39
                                                                 ------------
                                                                        1,524
                                                                 ------------
FINLAND  (1.6%)
Nokia Oyj                                            193,250            2,962
Stora Enso Oyj                                        10,000              126
UPM-Kym'mene Oyj                                       8,800              144
                                                                 ------------
                                                                        3,232
                                                                 ------------
FRANCE  (12.2%)
Accor SA                                              12,050              453
Aventis SA                                            41,014            2,064
AXA SA                                                63,300            1,090
Banque Nationale de Paris                             43,410            2,361
Bouygues                                              10,960              290
Carrefour SA                                          31,736            1,473
Casino Guichard-Perrachon                              1,800              134
Compagnie de Saint Gobain                             14,532              579
Essilor International                                  7,000              283
European Aeronautic Defence And
    Space Company                                     13,900              222
France Telecom SA *                                   14,500              383
Groupe Danone                                          6,242              850
L'Air Liquide SA                                       3,424              535
L'Oreal SA                                            18,200            1,199
Lafarge SA                                             7,121              477
Lagardere Group SCA                                    8,406              375
LVMH  Moet-Hennessy Louis Vuitton                     12,800              703
Michelin, Class B, Registered Shares                   4,601              167
Pechiney SA, A Shares                                  4,400              225
Pernod Ricard                                          1,875              163
Peugeot SA                                             9,872              436
Pinault Printemps                                      3,185              258
Publicis Groupe                                        6,400              169
Renault SA                                             7,000              390
Sanofi-Synthelabo                                     21,692            1,223
Schneider Electric SA                                 11,200              602
Societe Generale-A                                    14,288            1,003
STMicroelectronics NV                                 25,900              561
Suez SA                                               28,000              447
Technip-Coflexip SA                                    1,676              143
Thales SA                                              4,225              134
Thomson                                                8,000              126
Total Fina                                            32,100            4,763
Veolia Environnement                                  10,700              204
Vinci                                                  3,780              248
Vivendi Universal *                                   30,700              540
Wanadoo *                                             18,000              124
                                                                 ------------
                                                                       25,397
                                                                 ------------
GERMANY  (10.5%)
Adidas-Salomon AG                                      3,400              283
Allianz AG                                            10,000            1,064
Altana AG                                              5,500              340
BASF AG                                               33,980            1,616
Bayer AG                                              40,640              966

                                   CONTINUED

                                                    SHARES           VALUE
                                                ------------     ------------
FOREIGN STOCKS, CONTINUED
GERMANY, CONTINUED
Beiersdorf AG                                          1,560     $        188
Bilfinger Berger AG                                   17,000              497
BMW AG                                                39,800            1,545
Continental AG                                         9,570              229
DaimlerChrysler AG                                    28,300            1,016
Deutsche Bank AG                                      30,860            2,003
Deutsche Boerse AG                                     4,100              216
Deutsche Lufthansa AG                                  9,580              122
Deutsche Post AG                                      12,600              188
Deutsche Telekom AG *                                119,900            1,816
Fresenius Medical Care AG                              3,100              160
Gehe AG                                                3,200              129
Infineon Technologies AG *                            25,000              320
Linde AG                                               7,260              310
MAN AG                                                 4,100               82
Metro AG                                               8,473              313
Muenchener Rueckver AG                                 7,361              833
RWE AG                                                24,250              681
SAP AG                                                 8,509              998
Schering AG                                           11,700              491
Siemens AG                                            47,000            2,644
Thyssen Krupp AG                                      12,340              161
VEBA AG                                               36,682            1,899
Volkswagen AG                                         15,570              668
                                                                 ------------
                                                                       21,778
                                                                 ------------
GREAT BRITAIN  (18.8%)
AstraZeneca PLC                                       62,367            2,489
Aviva PLC                                             65,341              542
Barclays PLC                                         226,580            1,705
BP Amoco PLC                                         856,146            5,864
British American Tobacco PLC                          59,000              601
BT Group PLC                                         297,488              936
Compass Group PLC                                     84,573              454
Diageo PLC                                           126,912            1,296
GlaxoSmithKline PLC                                  222,771            4,269
HBOS PLC                                              98,610            1,228
HSBC Holdings PLC                                    362,464            4,487
Imperial Tobacco Group PLC                             8,600              135
Lloyds TSB Group PLC                                 155,906            1,210
National Grid Transco PLC                             70,000              434
Rio Tinto PLC                                         40,200              834
Royal Bank of Scotland Group PLC                     129,377            3,654
Shell Transportation & Trading Co., PLC              372,000            2,329
Tesco PLC                                            268,943              931
Unilever PLC                                         117,410              963
Vodaphone Airtouch PLC                             2,489,200            4,722
                                                                 ------------
                                                                       39,083
                                                                 ------------
GREECE  (0.3%)
Alpha Bank A.E.                                        4,000               82
Hellenic Bottling Co., SA                              7,100              127
Hellenic Petroleum SA                                  6,900               51
Hellenic Telecommunication
    Organization                                      18,900              238
National Bank of Greece SA                             8,800              181
Papastratos Cigarette Co.                              1,300               26
                                                                 ------------
                                                                          705
                                                                 ------------

                                   CONTINUED

                                                       INTERNATIONAL GDP FUND
                                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                JULY 31, 2003
                                  (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                ------------     ------------
FOREIGN STOCKS, CONTINUED
HONG KONG  (1.5%)
ASM Pacific Technology, Ltd.                          70,000     $        224
Cheung Kong Infrastructure
    Holdings, Ltd.                                    67,000              440
CLP Holdings, Ltd.                                    62,080              273
Esprit Asia Holdings, Ltd.                            92,500              237
Hang Seng Bank, Ltd.                                  26,200              282
Hong Kong & China Gas Co., Ltd.                      164,700              210
Hong Kong Electric Holdings, Ltd.                     32,000              125
Hutchison Whampoa, Ltd.                               94,900              622
Johnson Electric Holdings, Ltd.                      170,000              231
Sun Hung Kai Properties, Ltd.                         59,136              351
Swire Pacific, Ltd.                                   28,000              129
Wharf Holdings, Ltd.                                  46,000               90
                                                                 ------------
                                                                        3,214
                                                                 ------------
IRELAND  (0.8%)
Allied Irish Banks PLC                                34,079              472
Bank of Ireland                                       38,000              443
CRH PLC                                               19,419              365
DCC PLC                                                3,300               37
Irish Life & Permanent PLC                            10,827              119
Kerry Group PLC - A                                    5,200               82
Ryanair Holdings PLC *                                15,200              106
                                                                 ------------
                                                                        1,624
                                                                 ------------
ITALY  (6.6%)
Alleanza Assicurazioni SpA                            31,100              302
Assicurazioni Generali                                68,163            1,579
Banca Monte dei Paschi di Seina SpA                   51,480              143
Banca Nazionale del Lavoro SpA *                     106,800              178
Banco Popolare di Verona e Novara Scrl                23,000              317
Benetton Group SpA                                     3,400               36
Credito Italiano                                     305,600            1,434
Enel SpA                                             140,150              893
ENI SpA                                              197,200            2,911
IntesaBci SpA                                        243,128              815
Luxottica Group SpA                                    5,000               74
Mediaset SpA                                          41,800              375
Mediobanca SpA                                        23,770              239
Mondadori (Arnoldo) Editore SpA                        8,100               61
RAS SpA                                               22,642              353
San Paolo IMI SpA                                     35,812              360
Snam Rete Gas SpA                                     54,700              211
Telecom Italia                                       178,500            1,515
Telecom Italia Mobile SpA                            276,400            1,282
Telecom Italia SpA-RNC                               137,200              726
                                                                 ------------
                                                                       13,804
                                                                 ------------
JAPAN  (23.2%)
Advantest                                              5,600              307
AEON Co., Ltd.                                        15,000              373
Ajinomoto Co., Inc.                                   46,000              440
Alps Electric Co., Ltd.                                6,000               94
Asahi Breweries, Ltd.                                 19,000              111
Asahi Glass Co., Ltd.                                 48,000              327
Asahi Kasei Corp.                                     55,000              167
Bank of Yokohama, Ltd.                                26,000               80
Bridgestone Corp.                                     44,000              600
Canon, Inc.                                           45,000            2,166
Central Japan Railway Co.                                 38              263

                                   CONTINUED

                                                    SHARES           VALUE
                                                ------------     ------------
FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
Chubu Electric Power Co., Inc.                        28,000     $        503
Credit Saison Co., Ltd.                                5,300               88
Dai Nippon Printing Co., Ltd.                         37,000              435
Daikin Kogyo Corp.                                     7,000              127
Dainippon Ink & Chemicals, Inc.                       26,000               52
Daiwa Securities Group, Ltd.                          37,000              214
Denso Corp.                                           31,000              514
Dentsu, Inc.                                              12               38
Dowa Mining Co., Ltd.                                 12,000               45
East Japan Railway Co.                                   200              878
Eisai Co., Ltd.                                       14,000              275
Fanuc Co., Ltd.                                        6,800              378
Fuji Photo Film Co., Ltd.                             27,000              804
Fuji Television Network                                   30              115
Fujisawa Pharmaceutical Co.                           10,000              194
Fujitsu, Ltd.                                         67,000              276
Hirose Electric Co., Ltd.                              1,000               97
Hitachi, Ltd.                                        127,000              563
Honda Motor Co., Ltd.                                 30,200            1,166
Hoya Corp.                                             6,000              431
Ito Yokado Co., Ltd.                                  19,000              487
Itochu Corp.                                          56,000              157
Japan Synthetic Rubber                                 7,000               95
Japan Tobacco, Inc.                                       51              303
JFE Holdings, Inc.                                    22,400              372
Kajima Corp.                                          67,000              178
Kaneka Corp.                                          15,000               97
Kansai Electric Power Co., Inc.                       17,800              277
Kao Corp.                                             33,000              619
Keyence Corp.                                          1,000              186
Kirin Brewery Co., Ltd.                               28,000              177
Komatsu, Ltd.                                         39,000              191
Konica Corp.                                          11,000              136
Kubota Corp.                                          65,000              191
Kuraray Co., Ltd.                                     16,000              107
Kyocera Corp.                                          6,400              363
Kyushu Electric Power Co., Inc.                       10,000              148
Mabuchi Motor Co., Ltd.                                1,000               83
Marui Co., Ltd.                                       26,000              250
Matsushita Electric Industrial Co., Ltd.              91,000            1,076
Millea Holdings, Inc.                                     58              539
Mitsubishi Chemical Corp.                             73,000              142
Mitsubishi Corp.                                      75,000              543
Mitsubishi Electric Corp.                             67,000              237
Mitsubishi Estate Co., Ltd.                           41,000              299
Mitsubishi Heavy Industries, Ltd.                    182,000              483
Mitsubishi Tokyo Financial Group, Inc.                   178              791
Mitsui & Co., Ltd.                                    73,000              406
Mitsui Fudosan Co., Ltd.                              29,000              191
Mitsui Sumitomo Insurance Co.                         74,230              381
Mizuho Financial Group, Inc. *                           140              125
Murata Manufacturing Co., Ltd.                        10,000              460
NEC Corp.                                             63,000              388
New Oji Paper Co.                                     52,000              240
NGK Spark Plug Co., Ltd.                               7,000               56
Nidec Corp.                                            1,000               75
Nikon Corp. *                                         11,000               95

                                   CONTINUED

INTERNATIONAL GDP FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                ------------     ------------
FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
Nintendo Co., Ltd.                                     4,000     $        322
Nippon Express Co., Ltd.                              31,000              118
Nippon Meat Packers, Inc.                             10,000               94
Nippon Oil Co., Ltd.                                 101,800              415
Nippon Steel Corp.                                   314,000              479
Nippon Telegraph and Telephone Corp.                     198              820
Nippon Unipac Holding                                     43              168
Nippon Yusen Kabushiki Kaisha                         56,000              189
Nissan Motors Co., Ltd.                              124,000            1,210
Nissin Food Products Co., Ltd.                         3,000               60
Nitto Denko Corp.                                     12,000              437
Nomura Securities Co., Ltd.                           73,000              969
NTN Corp.                                             17,000               70
NTT DoCoMo, Inc.                                         960            2,199
Omron Corp.                                            9,000              174
Orix Corp.                                             6,000              372
Osaka Gas Co., Ltd.                                   73,000              183
Pioneer Electronic Corp.                               6,000              141
Ricoh Co., Ltd.                                       27,000              485
Rohm Co., Ltd.                                         3,600              423
Sankyo Co., Ltd.                                       8,700              105
Sanyo Electric Co., Ltd.                              57,000              213
Secom Co., Ltd.                                       15,000              431
Sekisui House, Ltd.                                   22,000              172
Seven-Eleven Japan Co., Ltd.                          21,000              537
Sharp Corp.                                           40,000              566
Shimano, Inc.                                          3,000               51
Shimizu Construction                                  55,000              164
Shin-Etsu Chemical Co.                                24,000              836
Shionogi & Co., Ltd.                                  16,000              210
Shisiedo Co., Ltd.                                    16,000              160
Shizuoka Bank, Ltd.                                   20,000              126
Showa Denko KK *                                      41,000               72
SMC Corp.                                              3,000              281
Sony Corp.                                            41,700            1,291
Stanley Electric Co., Ltd.                             6,000               96
Sumitomo Chemical Co., Ltd.                           69,000              202
Sumitomo Corp.                                        43,000              225
Sumitomo Electric Industries                          45,000              330
Sumitomo Metal Mining Co., Ltd.                       28,000              105
Sumitomo Mitsui Financial Group                           77              189
Sumitomo Trust & Banking                              39,000              141
Takeda Chemical Industries, Ltd.                      40,000            1,428
Takefuji Corp.                                         3,000              162
TDK Corp.                                              4,000              220
Teijin, Ltd.                                          35,000               82
Terumo Corp.                                           7,000              116
Tohoku Electric Power Co., Ltd.                       19,500              284
Tokyo Electric Power Co., Inc.                        40,200              755
Tokyo Electronics, Ltd.                                9,000              528
Tokyo Gas Co., Ltd.                                  153,000              449
Tokyu Corp.                                           76,000              225
Toppan Printing Co., Ltd.                             22,000              168
Toray Co.                                             53,000              124
Toshiba Corp.                                        109,000              382
Tosoh Corp.                                           21,000               49
Tostem Corp.                                          14,000              190

                                   CONTINUED

                                                    SHARES           VALUE
                                                ------------     ------------
FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
Toyota Motor Corp.                                   105,500     $      2,670
Trend Micro, Inc. *                                    4,000               62
Uni-Charm Corp.                                        5,000              224
Yamada Denki Co., Ltd.                                10,000              221
Yamanouchi Pharmaceutical Co., Ltd.                   21,000              545
Yamato Transport Co., Ltd.                            19,000              226
Yokogawa Electric Corp.                                9,000               71
                                                                 ------------
                                                                       48,077
                                                                 ------------
NETHERLANDS  (3.1%)
ABN AMRO Holding NV                                   33,000              634
Aegon NV                                              35,224              457
ING Groep NV                                          44,150              894
Koninklijke KNP NV *                                  45,900              315
Philips Electronics NV                                34,454              726
Royal Dutch Petroleum                                 53,300            2,340
Unilever NV                                           19,670            1,116
                                                                 ------------
                                                                        6,482
                                                                 ------------
NEW ZEALAND  (0.3%)
Auckland International Airport, Ltd.                  10,596               37
Carter Holt Harvey, Ltd.                              46,481               44
Contact Energy, Ltd.                                  15,500               44
Fisher & Paykel Appliance                              2,655               20
Fisher & Paykel Industries, Ltd.                       5,744               38
Fletcher Building, Ltd.                               20,900               48
Sky City, Ltd.                                        11,200               60
Telecom Corp. of New Zealand, Ltd.                    84,765              250
The Warehouse Group, Ltd.                              7,400               19
                                                                 ------------
                                                                          560
                                                                 ------------
NORWAY  (0.4%)
DnB Holding  ASA                                      16,300               84
Norsk Hydro ASA                                        6,150              319
Norske Skogindustrier AG                               3,800               65
Orkla SA                                               8,200              147
Schibsted ASA                                          1,700               24
Statoil ASA                                           18,300              165
Storebrand ASA *                                       6,700               30
Telenor ASA                                           18,400               81
                                                                 ------------
                                                                          915
                                                                 ------------
PORTUGAL  (0.4%)
Banco Commercial                                      99,800              165
BPI-SGPS SA                                           24,400               67
Brisa Auto-Estradas                                   11,800               66
Electricidade de Portugal SA                         100,300              222
Portugal Telecom SA                                   36,900              248
Sonae *                                              125,400               66
                                                                 ------------
                                                                          834
                                                                 ------------
SINGAPORE  (0.7%)
City Developments, Ltd.                               19,600               53
DBS Group Holdings, Ltd.                              57,987              376
Oversea-Chinese Banking Corp., Ltd.                   35,959              219
Singapore Airlines, Ltd.                              24,000              147
Singapore Press Holdings, Ltd.                        15,072              162
Singapore Technology Engineering, Ltd.                42,000               45
United Overseas Bank, Ltd.                            39,921              300
Venture Manufacturing, Ltd.                           15,000              153
                                                                 ------------
                                                                        1,455
                                                                 ------------

                                   CONTINUED

                                                       INTERNATIONAL GDP FUND
                                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                JULY 31, 2003
                                  (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                ------------     ------------
FOREIGN STOCKS, CONTINUED
SPAIN  (3.6%)
Actividad Construction                                 3,300     $        141
Altadis SA                                            10,900              271
Banco Bilbao Vizcaya-Argentari                       104,023            1,140
Banco Santander Central Hispano SA                   147,020            1,324
Endesa SA                                             42,680              677
Gas Natural SDG SA                                     8,600              163
Grupo Dragados SA                                      5,200              106
Iberdrola SA                                          43,524              745
Repsol SA                                             32,194              516
Telefonica SA                                        210,500            2,463
                                                                 ------------
                                                                        7,546
                                                                 ------------
SWEDEN  (2.1%)
Assa Abloy AB, Class B                                11,800              124
Atlas Copco AB, Series A                              11,100              323
Electrolux AB, Series B                               10,200              211
Ericsson LM, Series B *                              406,000              584
Hennes & Mauritz AB, Series B                         22,200              474
Nordic Baltic                                         82,300              400
Sandvik AB                                             8,900              248
Securitas AB, B Shares                                12,100              141
Shanska AB, Series B                                  17,900              113
Skandia Forsakrings AB                                37,100              116
Skandiaviska Enskil                                   17,000              184
Svenska Cellulosa AB, Series B                         6,800              226
Svenska Handelsbanken, Series A                       24,600              394
Swedish Match AB                                      11,700               80
Tele2 AB *                                             3,400              122
Telia                                                 63,500              262
Volvo AB, Series A                                     4,600              108
Volvo AB, Series B                                     9,400              230
                                                                 ------------
                                                                        4,340
                                                                 ------------
SWITZERLAND  (4.2%)
Credit Suisse Group                                   24,580              772
Nestle                                                 9,645            1,925
Novartis AG, Registered                               62,560            2,413
Roche Holdings AG, Genusscheine                       16,000            1,334
Swiss Reinsurance                                      8,100              513
UBS AG                                                27,352            1,602
Zurich Financial Services                              2,339              290
                                                                 ------------
                                                                        8,849
                                                                 ------------
TOTAL FOREIGN STOCKS                                                  201,372
                                                                 ------------

PREFERRED STOCKS  (0.4%)
AUSTRALIA  (0.2%)
News Corp., Ltd.                                      54,953              412
                                                                 ------------
GERMANY  (0.2%)
Henkel KGaA                                            3,900              244
Porsche AG                                               680              278
                                                                 ------------
                                                                          522
                                                                 ------------
TOTAL PREFERRED STOCKS                                                    934
                                                                 ------------

                                   CONTINUED

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT           VALUE
                                                ------------     ------------
MONEY MARKETS  (1.1%)
UNITED STATES  (1.1%)
Dreyfus Cash Management Money
    Market Fund                                          100     $        --#
Federated Prime Value Obligations
    Money Market Fund                              2,222,054            2,222
                                                                 ------------
TOTAL MONEY MARKETS                                                     2,222
                                                                 ------------

SHORT TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING  (6.2%)
Pool of various securities for Fifth Third
    Funds - footnote 3 (Lending Portfolio
    Securities)                                  $    12,894           12,894
                                                                 ------------
TOTAL SHORT TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  12,894
                                                                 ------------
TOTAL INVESTMENTS (COST $267,561)+ - 104.4%                           217,422
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.4)%                         (9,094)
                                                                 ------------
NET ASSETS - 100.0%                                              $    208,328
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2003
(AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------
                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
COMMERCIAL PAPER(18.4%)
Bellsouth Corp., 0.98%, 8/13/03 ** (f)        $       11,050     $     11,046
Coca-Cola Co., 0.98%, 8/13/03 ** (f)                  12,500           12,496
General Electric Co., 1.02%, 8/20/03 ** (f)            4,085            4,085
Societe Generale, 1.00%, 8/18/03 ** (f)                5,400            5,397
Toyota Motor Credit Corp., 0.98%,
    8/13/03 ** (f)                                    10,650           10,646
Toyota Motor Credit Corp., 1.01%,
    8/18/03 ** (f)                                     3,312            3,310
UBS AG, 1.02%, 8/13/03 ** (f)                         14,300           14,296
                                                                 ------------
TOTAL COMMERCIAL PAPER                                                 61,276
                                                                 ------------
CORPORATE BONDS(41.4%)
AIG Sunamerica Global Finance, 6.90%,
    3/15/32                                            2,000            2,144
American Express Co., 3.00%, 5/16/08                   3,000            2,907
Bank of America Corp., 7.40%, 1/15/11                  2,000            2,306
Bank of Montreal-Chicago, 7.80%, 4/1/07                2,700            3,096
BankAmerica Corp., 7.20%, 4/15/06                      2,000            2,229
Bear Stearns Co., 5.70%, 1/15/07                       3,000            3,240
Boeing Capital Corp., 5.75%, 2/15/07                   2,500            2,667
Capital One Master Trust, Series 01-7A,
     Class A, 3.85%, 8/15/07                           7,500            7,691
Citibank Credit Card Issuance Trust,
    6.88%, 11/16/09                                    2,000            2,261
Conoco Funding Co., 6.35%, 10/15/11                    2,000            2,194
Countrywide Home Loans, Inc., 5.63%,
    5/15/07                                            4,000            4,284
DaimlerChrysler Auto Trust, 6.85%,
    11/6/05                                            4,867            5,008
Discover Credit, 9.26%, 3/20/12                        2,000            2,473
First Union Corp., 7.00%, 3/15/06                      2,125            2,364
Fleet/Norstar Group, 8.63%, 1/15/07                    2,000            2,320
General Electric Capital Corp., 6.75%,
    3/15/32                                            2,500            2,622
General Motors, 7.13%, 7/15/13                         1,750            1,707
General Motors Acceptance Corp.,
    6.13%, 9/15/06                                     3,000            3,136
Greenwich Capital Commercial Funding
    Corp., 4.95%, 1/11/35                              4,000            3,912
Household Finance Corp., 7.00%, 5/15/12                2,500            2,775
Kroger Co., 5.50%, 2/1/13                              2,000            1,988
Lehman Brothers TRAINS, 6.85%,
    1/15/12 (d)(e)                                     5,081            5,575
Lehman Brothers TRAINS, 7.75%,
    11/15/31 (d)(e)                                    1,496            1,672
Lockheed Martin Corp., 7.65%, 5/1/16                   3,500            4,113
Marshall & Ilsley Bank, 6.38%, 9/1/11                  3,000            3,279
MBNA Master Credit Card Trust, 7.35%,
    7/16/07                                            5,000            5,417
MBNA Master Credit Card Trust, 7.80%,
    10/15/12                                           5,000            5,846
Midland Bank PLC, 7.63%, 6/15/06                       2,000            2,275
Morgan Stanley Dean Witter & Co.,
    5.30%, 3/1/13                                      2,700            2,655
National City Bank, 7.25%, 7/15/10                     3,000            3,457
NCNB Corp., 10.20%, 7/15/15                            5,000            6,912

                                   CONTINUED

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
CORPORATE BONDS, CONTINUED
PNC Funding Corp., 6.13%, 2/15/09               $      5,000     $      5,487
Republic New York Corp., 7.00%,
    3/22/11                                            2,000            2,208
Science Applications International Co.,
    5.50%, 7/1/33                                      2,000            1,675
Swiss Bank Corp. - New York, 7.38%,
    7/15/15                                            2,000            2,343
Toyota Auto Receivables Owner Trust,
    7.21%, 4/15/07                                     8,078            8,260
Union Bank Switzerland - New York,
    7.25%, 7/15/06                                     3,000            3,385
Union Planters Bank, 5.13%, 6/15/07                    1,000            1,047
Verizon Florida, Inc., 6.13%, 1/15/13                  4,000            4,219
Washington Mutual, 4.10%, 9/25/33,
    4.10%, 9/25/33                                     5,000            4,991
                                                                 ------------
TOTAL CORPORATE BONDS                                                 138,140
                                                                 ------------
MUNICIPAL BONDS  (0.7%)
CALIFORNIA  (0.7%)
San Bernardino County, Financing
    Authority Pension Obligation Revenue,
    6.99%, 8/1/10                                      2,000            2,298
                                                                 ------------
TOTAL MUNICIPAL BONDS                                                   2,298
                                                                 ------------

U.S. GOVERNMENT AGENCIES  (46.5%)
FANNIE MAE  (31.2%)
6.05%, 12/1/08                                         2,850            3,103
5.50%, 4/25/14                                         8,540            8,745
4.25%, 10/25/16                                        9,402            9,556
6.00%, 2/1/17                                            439              454
6.00%, 5/1/17                                            642              664
6.00%, 6/1/17                                            506              523
6.00%, 6/1/17                                            547              566
6.50%, 6/1/17                                            798              836
6.50%, 8/1/17                                            581              609
5.50%, 12/1/17                                         8,958            9,132
5.50%, 1/1/18                                          2,198            2,241
4.50%, 5/1/18, TBA                                     8,550            8,338
6.00%, 5/1/18                                          2,346            2,428
5.00%, 6/1/18                                          4,997            4,994
4.00%, 12/25/20                                        5,000            5,111
4.00%, 2/25/21                                         5,000            5,086
7.50%, 6/1/28                                            615              655
6.50%, 8/1/28                                            337              346
6.50%, 1/1/29                                          6,335            6,515
6.50%, 6/1/29                                            589              605
6.50%, 4/1/32                                            596              614
6.50%, 6/1/32                                          4,941            5,085
6.50%, 7/1/32                                          1,768            1,819
6.50%, 7/1/32                                          1,543            1,585
7.50%, 12/1/32                                         1,617            1,714
6.00%, 1/1/33, TBA                                    12,000           12,139
6.50%, 3/1/33                                            599              617
5.00%, 5/1/33, TBA                                    10,500           10,054
                                                                 ------------
                                                                      104,134
                                                                 ------------

                                   CONTINUED

BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
U.S. GOVERNMENT AGENCIES, CONTINUED
FEDERAL HOME LOAN BANK  (0.4%)
3.38%, 7/21/08                                  $      1,500     $      1,476
                                                                 ------------
FREDDIE MAC  (10.6%)
5.50%, 2/1/18                                          2,256            2,299
6.50%, 7/1/32                                          1,435            1,473
6.25%, 7/15/32                                         6,000            6,098
6.50%, 9/1/32                                            627              646
5.50%, 2/1/33, TBA                                    13,900           13,752
7.00%, 2/1/33, TBA                                    10,500           10,963
                                                                 ------------
                                                                       35,231
                                                                 ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (4.3%)
6.50%, 3/15/28                                           809              838
6.50%, 9/15/28                                           791              819
6.50%, 10/15/28                                          960              994
6.50%, 1/20/33                                         4,372            4,505
6.00%, 2/15/33                                         3,414            3,479
5.00%, 7/1/33, TBA                                     4,000            3,846
                                                                       14,481
                                                                 ------------
TOTAL U.S. GOVERNMENT AGENCIES                                        155,322
                                                                 ------------

U.S. TREASURY OBLIGATIONS  (10.6%)
U.S. TREASURY BONDS  (5.7%)
8.00%, 11/15/21                                        8,100           10,587
6.25%, 8/15/23                                         2,800            3,074
6.13%, 11/15/27                                          600              650
6.13%, 8/15/29                                         4,200            4,558
                                                                 ------------
                                                                       18,869
                                                                 ------------
U.S. TREASURY NOTES  (4.9%)
3.63%, 5/15/13                                        17,500           16,327
                                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS                                        35,196
                                                                 ------------

MONEY MARKETS  (0.7%)
Dreyfus Cash Management Money
    Market Fund                                          102              --#
Federated Prime Value Obligations
    Money Market Fund                              2,211,594            2,212
                                                                 ------------
TOTAL MONEY MARKETS                                                     2,212
                                                                 ------------

SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING  (4.1%)
Pool of various securities for Fifth Third
    Funds - footnote 3 (Lending Portfolio
    Securities)                                 $     13,627           13,627
                                                                 ------------
TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  13,627
                                                                 ------------
TOTAL INVESTMENTS (COST $405,287)+ - 122.4%                           408,071
LIABILITIES IN EXCESS OF OTHER ASSETS - (22.4)%                       (74,648)
                                                                 ------------
NET ASSETS - 100.0%                                              $    333,423
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS


                                                       INTERMEDIATE BOND FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                JULY 31, 2003
                                                       (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
COMMERCIAL PAPER  (9.5%)
BellSouth Corp., 0.98%, 8/13/03 ** (f)          $     23,150     $     23,142
Nestle, 0.97%, 8/13/03 ** (f)                         25,205           25,196
Societe Generale, 1.00%, 8/18/03 ** (f)               29,450           29,434
                                                                 ------------
TOTAL COMMERCIAL PAPER                                                 77,772
                                                                 ------------
CORPORATE BONDS  (63.4%)
ABN AMRO Bank NV, 7.13%, 6/18/07                       7,300            8,258
Alabama Power Co., 3.13%, 5/1/08                       4,000            3,894
American Express Co., 3.00%, 5/16/08                   3,000            2,907
American Express Co., 4.88%, 7/15/13                  10,000            9,775
American General Finance, 2.75%,
    6/15/08                                            5,000            4,738
Associates Corp., N.A., 5.80%, 4/20/04                 4,550            4,698
AutoZone, Inc., 4.38%, 6/1/13                          2,000            1,817
Bank of America Corp., 7.40%, 1/15/11                 15,000           17,291
Bank of Montreal-Chicago, 7.80%,
    4/1/07                                             6,000            6,880
BB&T Corp., 7.25%, 6/15/07                             6,000            6,757
Bear Stearns Co., 5.70%, 1/15/07                      10,000           10,799
Bear Stearns Co., 2.88%, 7/2/08                        5,000            4,756
Boeing Capital Corp., 5.75%, 2/15/07                   3,975            4,241
BP Canada Finance, 3.63%, 1/15/09                      3,000            2,989
Capital Auto Receivables Asset Trust,
    4.16%, 7/16/07                                    14,000           14,480
Caterpillar Financial Asset Trust, 4.85%,
    4/25/07                                            2,815            2,868
Caterpillar Financial Services Corp.,
    1.44%, 2/3/05 (d)                                  5,000            5,002
Caterpillar Financial Services Corp.,
    2.70%, 7/15/08                                     5,000            4,763
Chase Manhattan Auto Owner Trust,
    4.55%, 8/15/05                                     3,060            3,094
Chase Manhattan Auto Owner Trust,
    1.52%, 5/15/07                                     5,000            4,958
Chevron Phillips Chemical Co., 5.38%,
    6/15/07                                            6,015            6,310
ChevronTexaco Capital Co., 3.38%,
    2/15/08                                            5,000            4,977
CIT Group, Inc., 2.84%, 1/31/05 (d)                   10,000           10,166
Citigroup, Inc., 6.50%, 2/7/06                         5,000            5,413
Citigroup, Inc., 5.00%, 3/6/07                         3,500            3,699
Citigroup, Inc., 7.25%, 10/1/10                        9,000           10,278
Commercial Mortgage Pass-Through
    Certificate, 4.08%, 6/10/38                        5,000            4,541
Computer Sciences Corp., 3.50%, 4/15/08                3,000            2,950
Conoco Funding Co., 6.35%, 10/15/11                    8,000            8,774
Consolidated Edison Co. of New York,
    7.15%, 12/1/09                                     3,000            3,413
Countrywide Home Loans, Inc., 1.76%,
    6/2/06 (d)                                         7,000            7,026
Countrywide Home Loans, Inc., 5.63%,
    5/15/07                                            5,000            5,355
Credit Suisse First Boston, 6.50%,
    1/15/12                                            6,000            6,467

                                   CONTINUED

INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
CORPORATE BONDS, CONTINUED
DaimlerChrysler Auto Trust, 6.85%,
    11/6/05                                     $      4,867     $      5,008
Eli Lilly & Co., 2.90%, 3/15/08                        5,000            4,874
First Tennessee Bank, 4.63%, 5/15/13                   5,000            4,750
Fleet Financial Group, 7.38%, 12/1/09                  5,000            5,725
FMR Corp., 4.75%, 3/1/13 (e)                           8,000            7,865
General Electric Capital Corp., 3.50%,
    5/1/08                                             1,500            1,478
General Electric Capital Corp., 5.88%,
    2/15/12                                            6,000            6,288
General Electric Corp., 5.00%, 2/1/13                  5,000            4,893
General Motors, 7.13%, 7/15/13                         2,000            1,951
Gillette Co., 2.50%, 6/1/08                            5,000            4,769
Goldman Sachs Group, Inc., 4.13%,
    1/15/08                                            5,000            5,063
Goldman Sachs Group, Inc., 5.25%,
    4/1/13                                             5,000            4,931
Goldman Sachs Group, Inc., 4.75%,
    7/15/13                                           11,000           10,410
Greenwich Capital Commercial Funding
    Corp., 4.95%, 1/11/35                              8,000            7,825
GTE California, Inc., 7.65%, 3/15/07                   5,000            5,693
Household Finance Corp., 1.56%,
    6/17/05 (d)                                       10,000           10,041
Household Finance Corp., 5.88%,
    2/1/09                                             5,000            5,352
Household Finance Corp., 6.38%,
    10/15/11                                           5,000            5,342
John Deere Capital Corp., 5.10%,
    1/15/13                                           10,000            9,891
Kellogg Co., 2.88%, 6/1/08                             5,000            4,800
Kroger Co., 5.50%, 2/1/13                             10,000            9,937
Lehman Brothers Holdings, 8.25%,
    6/15/07                                            7,000            8,138
Lehman Brothers Holdings, 3.50%,
    8/7/08                                             1,600            1,562
Marshall & Ilsley Bank, 6.38%, 9/1/11                  8,000            8,744
MBNA Master Credit Card Trust,
    7.80%, 10/15/12                                    3,000            3,508
Mellon Financial Corp., 7.38%, 5/15/07                 5,000            5,700
Mellon Financial Corp., 3.98%, 7/25/29 (d)               826              829
Mellon Financial Corp., 6.85%, 3/25/30 (d)             3,765            3,832
Merrill Lynch & Co., 3.13%, 7/15/08                    2,000            1,924
Morgan Stanley Dean Witter & Co.,
    1.75%, 1/31/06 (d)                                10,000           10,038
Morgan Stanley Dean Witter & Co.,
    3.63%, 4/1/08                                      8,000            7,913
Morgan Stanley Dean Witter & Co.,
    5.30%, 3/1/13                                      8,000            7,867
National City Bank, 6.25%, 3/15/11                     5,000            5,444
Natural Rural Utilities, 5.75%, 11/1/08                7,000            7,525
NCNB Corp., 9.38%, 9/15/09                             5,000            6,195
PACCAR Financial Corp., 1.26%,
    4/15/05 (d)                                        5,000            5,000
PNC Funding Corp., 6.13%, 2/15/09                      8,000            8,781

                                   CONTINUED

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
CORPORATE BONDS, CONTINUED
Salomon Smith Barney, 7.13%,
    10/1/06                                     $      5,000     $      5,600
Science Applications, 6.25%, 7/1/12                    5,540            5,886
SLM Corp., 1.44%, 9/15/05 (d)                         10,000           10,016
Toyota Auto Receivables Owner Trust,
    7.21%, 4/15/07                                     4,252            4,348
Toyota Motor Credit Corp., 2.88%, 8/1/08               5,000            4,811
Travelers Group, Inc., 6.88%, 12/15/03                 5,100            5,208
Union Pacific Corp., 3.63%, 6/1/10                     5,000            4,630
Union Planters Bank, 5.13%, 6/15/07                    2,000            2,093
Verizon Florida, Inc., 6.13%, 1/15/13                  5,000            5,274
Verizon Wireless, Inc., 5.38%, 12/15/06                5,000            5,344
Viacom, Inc., 7.75%, 6/1/05                            5,000            5,507
Volkswagen Auto Loan Enhanced Trust,
     1.49%, 5/21/07                                    5,000            4,947
Wachovia Corp., 3.50%, 8/15/08                        10,000            9,761
Washington Mutual Bank, 1.66%,
    5/14/04 (d)                                        3,000            3,006
Washington Mutual Bank, 8.25%,
    4/1/10                                             6,000            7,197
Wells Fargo & Co., 1.27%, 6/12/06 (d)                  5,000            5,001
Wells Fargo & Co., 3.50%, 4/4/08                       5,000            4,958
                                                                 ------------
TOTAL CORPORATE BONDS                                                 517,807
                                                                 ------------
U.S. GOVERNMENT AGENCIES  (23.3%)
FANNIE MAE  (10.1%)
1.75%, 6/16/06                                         5,000            4,872
5.25%, 1/15/09                                         2,500            2,656
5.50%, 4/25/14                                         8,540            8,745
4.25%, 10/25/16                                        9,402            9,556
4.50%, 5/1/18, TBA                                    29,000           28,282
4.00%, 12/25/20                                        5,000            5,111
5.00%, 5/1/33, TBA                                    25,000           23,938
                                                                 ------------
                                                                       83,160
                                                                 ------------
FEDERAL HOME LOAN BANK  (2.2%)
2.50%, 3/15/06                                         8,000            8,010
3.38%, 7/21/08                                        10,000            9,838
                                                                 ------------
                                                                       17,848
                                                                 ------------
FREDDIE MAC  (10.5%)
8.12%, 1/31/05                                        10,410           11,386
2.88%, 9/26/05                                         7,000            7,016
5.25%, 1/15/06                                        19,000           20,306
7.22%, 6/14/06                                         3,000            3,382
2.63%, 7/15/08                                         2,000            1,905
4.50%, 11/15/12                                        9,500            9,154
4.00%, 6/12/13                                        10,000            9,025
7.00%, 2/1/33, TBA                                    22,000           22,972
                                                                 ------------
                                                                       85,146
                                                                 ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (0.5%)
9.50%, 12/15/09                                        3,748            4,103
                                                                 ------------
TOTAL U.S. GOVERNMENT AGENCIES                                        190,257
                                                                 ------------

                                   CONTINUED

INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
U.S. TREASURY OBLIGATIONS  (8.2%)
U.S. TREASURY NOTES  (8.2%)
1.25%, 5/31/05                                  $     25,000     $     24,792
4.38%, 5/15/07                                        12,000           12,665
2.63%, 5/15/08                                         2,140            2,077
3.63%, 5/15/13                                        29,700           27,710
                                                                 ------------
                                                                       67,244
                                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS                                        67,244
                                                                 ------------
MONEY MARKETS  (4.3%)
Dreyfus Cash Management Money
    Market Fund                                          987                1
Federated Prime Value Obligations
    Money Market Fund                             35,381,217           35,381
                                                                 ------------
TOTAL MONEY MARKETS                                                    35,382
                                                                 ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING  (10.1%)
Pool of various securities for Fifth Third
    Funds - footnote 3 (Lending Portfolio
    Securities)                                 $    82,365            82,365
                                                                 ------------
TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  82,365
                                                                 ------------
TOTAL INVESTMENTS (COST $966,551)+ - 118.8%                           970,827

LIABILITIES IN EXCESS OF OTHER ASSETS - (18.8)%                      (153,937)
                                                                 ------------
NET ASSETS - 100.0%                                              $    816,890
                                                                 ============


                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS


                                                         SHORT TERM BOND FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                JULY 31, 2003
                                                       (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------
                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
CORPORATE BONDS  (53.7%)
Abbey National PLC, 6.69%, 10/17/05             $      5,000     $      5,463
ABN AMRO, 7.55%, 6/28/06                               5,000            5,661
Aesop Funding II LLC, 2.75%,
    7/20/07 (e)                                        5,000            4,986
American International Group, 2.85%,
    12/1/05                                            5,000            5,048
AmSouth Bancorp., 7.75%, 5/15/04                       5,000            5,244
Associates Corp. NA, 5.50%, 2/15/04                    5,000            5,119
Bank of America, 1.39%, 10/22/04 (d)                   5,000            5,019
Bank of New York, 2.20%, 5/12/06                       9,500            9,431
Bayerische Landesbank, 6.38%, 10/15/05                10,000           10,920
BMW Vehicle Owner Trust, 1.94%,
    2/25/07                                            5,000            5,001
BP Capital Markets PLC, 4.63%, 5/27/05                 4,000            4,197
Capital One Auto Finance Trust, 3.44%,
    6/15/09                                            5,000            5,089
Caterpillar Financial Asset Trust, 3.15%,
    2/25/08                                            5,000            5,070
Chase Credit Card Master Trust, 6.66%,
    1/15/07                                            5,000            5,253
Chase Manhattan Auto Owner Trust,
    2.06%, 12/15/09                                   10,000            9,671
CIT Group, Inc., 7.63%, 8/16/05                        2,500            2,746
Citibank Credit Card Issuance Trust,
    4.40%, 5/15/07                                     5,000            5,215
Citibank Credit Card Issuance Trust,
    3.10%, 3/10/10                                     4,500            4,369
Countrywide Financial, 3.50%,
    12/19/05                                           5,000            5,113
Credit Suisse First Boston, Inc., 7.75%,
    5/15/06 (e)                                        5,000            5,638
DaimlerChrysler Auto Trust, 2.93%,
    6/6/06                                             3,000            3,045
Dow Chemical Co., 5.25%, 5/14/04                       1,400            1,433
First of America, 8.50%, 2/1/04                        4,000            4,145
First Union Corp., 7.70%, 2/15/05                      5,000            5,443
FleetBoston Financial Corp., 7.25%,
    9/15/05                                            5,000            5,525
Ford Credit Auto Owner Trust, 3.38%,
    12/15/05, Series 2002-C, Class A3                  6,000            6,116
General Electric Capital Corp., 1.45%,
    5/12/06 (d)                                        3,000            3,004
General Motors Acceptance Corp.,
    1.54%, 7/20/04 (d)                                 5,000            4,969
Heller Financial, Inc., 6.00%, 3/19/04                 3,000            3,088
Hertz Corp., 6.50%, 5/15/06                            3,000            3,071
Honda Auto Receivables Owner Trust,
    1.69%, 2/21/07                                     7,500            7,458
Honda Auto Receivables Owner Trust,
    2.48%, 7/18/08                                     3,000            2,992
HSBC USA, Inc., 7.00%, 11/1/06                         5,004            5,598
IBM Corp., 2.38%, 11/1/06                              5,500            5,440
International Lease Finance Corp., 5.35%,
    5/3/04                                             4,700            4,832
Kerr-McGee Corp., 5.38%, 4/15/05                       2,500            2,607
KeyCorp, 4.63%, 5/16/05                                2,000            2,093

                                   CONTINUED

SHORT TERM BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
CORPORATE BONDS, CONTINUED
KFW International Finance, 2.50%,
    10/17/05                                    $      3,000     $      3,023
Kroger Co., 8.15%, 7/15/06                             5,000            5,660
MBNA Credit Card Master Note Trust,
    3.90%, 11/15/07                                    4,000            4,137
MBNA Credit Card Master Note Trust,
    2.75%, 10/15/10                                    3,500            3,334
Morgan Stanley Dean Witter, 6.10%,
    4/15/06                                            5,000            5,417
National Rural Utilities, 5.25%, 7/15/04               5,000            5,175
Northern Trust Co., 7.50%, 2/11/05                     5,000            5,425
PNC Funding Corp., 1.49%, 10/29/04 (d)                 5,000            5,014
Protective Life US Funding, 5.88%,
    8/15/06 (e)                                        5,000            5,450
Safeway, Inc., 6.05%, 11/15/03                         3,000            3,034
Societe Generale - New York, 7.40%,
    6/1/06                                             3,300            3,700
Society National Bank, 7.25%, 6/1/05                   5,000            5,431
St. Paul Companies, Inc., 7.88%, 4/15/05               5,000            5,455
Synovus Financial, 7.25%, 12/15/05                     3,000            3,324
Volkswagen Auto Loan Enhanced Trust,
    1.49%, 5/21/07                                     8,000            7,915
Volkswagon Auto Lease Trust, 2.75%,
    12/20/07                                           4,000            4,042
Wachovia Corp., 6.70%, 6/21/04                         5,000            5,237
Washington Mutual Bank, 4.82%,
    10/25/32                                           5,000            5,113
Wells Fargo Company, 3.12%, 8/15/08                    5,000            4,834
Westdeutsche Landesbank, 6.75%, 6/15/05                5,000            5,400
                                                                 ------------
TOTAL CORPORATE BONDS                                                 281,232
                                                                 ------------
FOREIGN BONDS  (0.9%)
Ontario (Province of), 3.28%, 3/28/08                  5,000            4,931
                                                                 ------------
TOTAL FOREIGN BONDS                                                     4,931
                                                                 ------------

U.S. GOVERNMENT AGENCIES  (33.1%)
FANNIE MAE  (8.8%)
5.63%, 5/14/04                                         7,000            7,241
6.50%, 8/15/04                                        12,000           12,636
3.50%, 9/15/04                                         7,500            7,678
7.13%, 2/15/05                                         8,000            8,654
2.88%, 10/15/05                                       10,000           10,149
                                                                 ------------
                                                                       46,358
                                                                 ------------
FEDERAL HOME LOAN BANK  (8.6%)
5.38%, 1/5/04                                          5,000            5,094
3.38%, 6/15/04                                        10,000           10,175
3.63%, 10/15/04                                       10,000           10,251
2.13%, 12/15/04                                       10,000           10,063
2.25%, 7/25/08                                         9,895            9,422
                                                                 ------------
                                                                       45,005
                                                                 ------------

                                   CONTINUED

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
U.S. GOVERNMENT AGENCIES, CONTINUED
FREDDIE MAC  (11.9%)
3.25%, 12/15/03                                 $      5,000     $      5,038
5.00%, 5/15/04                                        10,000           10,295
3.25%, 11/15/04                                        7,500            7,657
4.25%, 6/15/05                                        10,000           10,419
5.00%, 2/1/07                                          3,207            3,283
4.50%, 12/15/07                                        5,000            5,075
3.50%, 12/15/10                                       10,000           10,019
4.00%, 11/15/15                                       10,000           10,033
                                                                 ------------
                                                                       61,819
                                                                 ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (3.8%)
2.87%, 2/16/20                                         9,938            9,785
4.50%, 11/16/24                                        5,000            5,100
4.50%, 3/20/33                                         5,000            5,081
                                                                 ------------
                                                                       19,966
                                                                 ------------
TOTAL U.S. GOVERNMENT AGENCIES                                        173,148
                                                                 ------------

U.S. TREASURY OBLIGATIONS  (9.0%)
U.S. TREASURY INFLATION PROTECTED BONDS  (2.4%)
3.63%, 1/15/08                                        11,359           12,402

U.S. TREASURY NOTES  (6.6%)
4.25%, 11/15/03                                        2,000            2,019
2.13%, 8/31/04                                        10,000           10,091
2.13%, 10/31/04                                       10,000           10,091
1.75%, 12/31/04                                        7,500            7,528
1.63%, 1/31/05                                         5,000            5,006
                                                                 ------------
                                                                       34,735
                                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS                                        47,137
                                                                 ------------
MONEY MARKETS  (2.6%)
Dreyfus Cash Management Money
    Market Fund                                          207              --#
Federated Prime Value Obligations
    Money Market Fund                             13,836,352           13,837
                                                                 ------------
TOTAL MONEY MARKETS                                                    13,837
                                                                 ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING  (5.5%)
Pool of various securities for Fifth Third
    Funds - footnote 3 (Lending Portfolio
    Securities)                                 $     28,968           28,968
                                                                 ------------
TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  28,968
                                                                 ------------
TOTAL INVESTMENTS (COST $547,972)+ - 104.8%                           549,253
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.8)%                        (25,049)
                                                                 ------------
NET ASSETS - 100.0%                                              $    524,204
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

U.S. GOVERNMENT BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------
                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
U.S. GOVERNMENT AGENCIES  (75.0%)
FANNIE MAE  (52.2%)
0.97%, 8/13/03 ** (f)                           $      6,175     $      6,173
0.99%, 8/18/03 ** (f)                                  6,250            6,246
6.84%, 10/20/05                                        2,000            2,026
5.25%, 6/15/06                                         1,500            1,608
6.38%, 6/15/09                                         1,100            1,226
6.63%, 9/15/09                                         3,830            4,322
6.63%, 11/15/10                                        3,000            3,375
5.50%, 4/25/14                                         1,708            1,749
4.25%, 10/25/16                                        1,880            1,911
4.50%, 5/1/18, TBA                                     3,000            2,926
5.50%, 5/1/18, TBA                                     3,000            3,058
4.00%, 12/25/20                                        3,000            3,066
                                                                 ------------
                                                                       37,686
                                                                 ------------
FEDERAL FARM CREDIT BANK  (4.4%)
5.10%, 11/24/03                                        2,000            2,026
6.60%, 7/7/06                                          1,000            1,111
                                                                 ------------
                                                                        3,137
                                                                 ------------
FEDERAL HOME LOAN BANK  (3.7%)
2.50%, 3/15/06                                         1,000            1,001
6.09%, 6/2/06                                          1,500            1,641
                                                                 ------------
                                                                        2,642
                                                                 ------------
FREDDIE MAC  (10.7%)
5.25%, 1/15/06                                         2,000            2,137
5.50%, 9/15/11                                           650              679
4.50%, 11/15/12                                        1,850            1,783
6.50%, 5/1/33, TBA                                     3,000            3,083
                                                                 ------------
                                                                        7,682
                                                                 ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (4.0%)
5.00%, 6/1/33, TBA                                     3,000            2,873
                                                                 ------------
TOTAL U.S. GOVERNMENT AGENCIES                                         54,020
                                                                 ------------

U.S. TREASURY OBLIGATIONS  (39.2%)
U.S. TREASURY NOTES  (39.2%)
2.13%, 10/31/04                                        2,800            2,826
1.63%, 3/31/05                                         5,000            4,999
6.50%, 8/15/05                                           500              547
2.00%, 5/15/06                                         2,500            2,484
4.38%, 5/15/07                                         1,685            1,778
5.50%, 2/15/08                                           800              879
5.63%, 5/15/08                                         1,730            1,909
8.38%, 8/15/08                                         4,000            4,011
5.00%, 8/15/11                                         2,000            2,101
4.38%, 8/15/12                                         4,300            4,287
3.63%, 5/15/13                                         2,600            2,426
                                                                 ------------
                                                                       28,247
                                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS                                        28,247
                                                                 ------------
MONEY MARKETS  (2.0%)
Dreyfus Cash Management Money
    Market Fund                                    1,461,804            1,462
Federated Government Obligations                         100              --#
                                                                 ------------
TOTAL MONEY MARKETS                                                     1,462
                                                                 ------------

TOTAL INVESTMENTS (COST $83,868)+ - 116.2%                             83,729
LIABILITIES IN EXCESS OF OTHER ASSETS - (16.2)%                       (11,661)
                                                                 ------------
NET ASSETS - 100.0%                                              $     72,068
                                                                 ============


                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS



                                                          MUNICIPAL BOND FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                JULY 31, 2003
                                                       (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
MUNICIPAL BONDS  (96.0%)
ARIZONA  (1.5%)
Greater Arizona Development Authority,
    6.00%, 8/1/13,
    (Callable 8/1/08 @ 102)                     $      1,070     $      1,207
                                                                 ------------

CALIFORNIA  (4.1%)
Cal Poly Pomona Foundation, Inc.,
    5.50%, 2/1/20,
    (Callable 2/1/11 @ 101)                              265              285
Sacramento County Sanitation Financing
     Authority, 6.00%, 12/1/15,
    (Callable 12/1/10 @ 101)                             250              282
San Francisco City and County Airport,
    (AMT), 5.35%, 5/1/10,
    (Callable 5/1/06 @ 102)                            2,445            2,639
                                                                 ------------
                                                                        3,206
                                                                 ------------
COLORADO  (7.6%)
Boulder Sales and Use Tax, Series A,
    6.00%, 12/15/18,
    (Callable 12/15/09 @ 101)                          2,265            2,551
Denver City & County Airport
    Revenue, 5.00%, 11/15/08                           1,020            1,113
E-470 Public Highway Authority
    Revenue, Series C, 6.00%, 9/1/07                   1,000            1,130
El Paso County School District No. 38,
    6.00%, 12/1/24,
    (Prerefunded 12/1/10 @ 100)                        1,000            1,160
                                                                 ------------
                                                                        5,954
                                                                 ------------
DELAWARE  (5.1%)
Transportation Authority, 6.00%,
    7/1/16, (Callable 7/1/10 @ 100)                    3,500            4,032
                                                                 ------------

FLORIDA  (2.8%)
Board of Education, Series D, 5.75%,
    6/1/19, (Callable 6/1/10 @ 101)                    2,000            2,185
                                                                 ------------

GEORGIA  (3.7%)
GO, Series D, 5.80%, 11/1/16,
    (Callable 11/1/09 @ 102)                           2,610            2,925
                                                                 ------------

ILLINOIS  (8.6%)
Chicago Metropolitan Water Reclamation
    District-Greater Chicago, Capital
    Improvements, GO, 7.25%, 12/1/12                     500              629
Chicago Single Family Mortgage
    Revenue, Series A, (AMT), 4.70%,
    10/1/17, (Callable 4/1/09 @ 102)                     735              742
Development Finance Authority, 6.38%,
    1/1/17, (Callable 1/1/11 @ 100)                    1,700            1,923
Development Finance Authority, 6.38%,
    1/1/18, (Callable 1/1/11 @ 100)                    1,700            1,923
Development Financial Authority,
    1.10%, 12/1/07 (d)                                   100              100
GO, 5.88%, 10/1/17,
    (Callable 1/1/09 @ 100)                              300              331
Sales Tax, Series S, 5.00%, 6/15/08                    1,000            1,093
                                                                 ------------
                                                                        6,741
                                                                 ------------

                                   CONTINUED

MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED
INDIANA  (6.1%)
Franklin Township School Building,
    6.50%, 7/15/18,
    (Prerefunded 7/15/10 @ 102)                 $      4,000     $      4,798
                                                                 ------------

IOWA  (3.1%)
Finance Authority, Private College
    Revenue, Drake University Project,
    6.50%, 12/1/11                                     2,055            2,434
                                                                 ------------
MICHIGAN  (10.7%)
Frankenmuth School District, 5.75%,
    5/1/20, (Callable 5/1/10 @ 100)                      650              702
Genesee School District, 6.00%, 5/1/29,
    (Prerefunded 5/1/10 @ 100)                         1,000            1,149
Higher Education Student Loan, (AMT),
    4.75%, 3/1/09                                      3,000            3,180
Kent Spectrum Health, Series A, 5.50%,
    1/15/13                                            2,125            2,252
Strategic Fund, Hope Network Project,
    Series B, 5.13%, 9/1/13,
    (Callable 9/1/08 @ 102)                            1,000            1,057
                                                                 ------------
                                                                        8,340
                                                                 ------------
MINNESOTA  (4.4%)
Becker Independent School District No.
    726, 6.00%, 2/1/21,
    (Callable 2/1/10 @ 100)                            1,000            1,098
Rochester Independent School District
    No. 535, 5.88%, 2/1/20,
    (Callable 2/1/10 @ 100)                            2,150            2,327
                                                                 ------------
                                                                        3,425
                                                                 ------------
MISSOURI  (6.9%)
Greene County School District, 6.20%,
    3/1/18, (Callable 3/1/10 @ 100)                    2,400            2,679
Health & Education Facilities, 6.50%,
    2/15/21, (Prerefunded 2/15/06 @ 102)                 335              379
Lawson School District No.14, 6.20%,
    3/1/20, (Callable, 3/1/10 @ 100)                   2,050            2,359
                                                                 ------------
                                                                        5,417
                                                                 ------------
NEBRASKA  (3.6%)
Omaha Public Power District, 5.10%,
    2/1/08                                             1,075            1,173
Omaha, Series A, UTGO, 6.50%,
    12/1/13                                            1,365            1,649
                                                                 ------------
                                                                        2,822
                                                                 ------------
NEVADA  (4.3%)
Clark County School District, GO,
    5.75%, 6/15/10,
    (Prerefunded 6/15/06 @ 101)                        1,000            1,115
Municipal Bond Bank, Series A, GO,
    8.00%, 11/1/05                                     2,000            2,278
                                                                 ------------
                                                                        3,393
                                                                 ------------
NEW JERSEY  (2.1%)
Transportation Trust Fund Authority,
    Transportation System, Series A,
    6.00%, 12/15/06                                    1,500            1,684
                                                                 ------------

                                   CONTINUED

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED
NEW YORK  (4.5%)
New York City Transitional Financial
    Authority, 5.75%, 11/15/16,
    (Callable 5/15/10 @ 101)                    $      2,200     $      2,413
Thruway Authority, Series 1997 B,
    6.00%, 4/1/07                                      1,000            1,113
                                                                 ------------
                                                                        3,526
                                                                 ------------
OHIO  (2.2%)
Summit County, 6.00%, 12/1/21,
    (Prerefunded 12/1/10 @ 101)                        1,445            1,688
                                                                 ------------

OKLAHOMA  (1.4%)
Tulsa International Airport, (AMT),
    5.50%, 6/1/10                                      1,000            1,080
                                                                 ------------

PENNSYLVANIA  (2.8%)
GO, 6.00%, 1/15/19,
    (Callable 1/15/10 @ 101)                           2,000            2,221
                                                                 ------------

TENNESSEE  (1.6%)
Housing Development Agency,
    Mortgage Finance, Series C, (AMT),
    5.95%, 7/1/09, (Callable 7/1/05 @ 102)             1,225            1,289
                                                                 ------------

TEXAS  (7.5%)
Clint Independent School District, 6.00%,
    2/15/15, (Callable 2/15/11 @ 100)                  1,615            1,808
Dallas Fort Worth International Airport,
    6.00%, 11/1/28,
    (Callable 11/1/09 @ 100)                           3,000            3,183
Travis County, GO, 5.75%, 3/1/17,
    (Callable 3/1/10 @ 100)                              815              888
                                                                 ------------
                                                                        5,879
                                                                 ------------
WASHINGTON  (1.4%)
Douglas County Public Utility District
    No. 001, Electric Distribution System,
    5.90%, 1/1/11, (Callable 1/1/05 @ 102)             1,000            1,070
                                                                 ------------
TOTAL MUNICIPAL BONDS                                                  75,316
                                                                 ------------

MONEY MARKETS  (2.8%)
AIM Tax Free Money Market Fund                           315              --#
Dreyfus Tax Exempt Money
    Market Fund                                    1,278,193            1,278
Federated Tax Exempt Money
    Market Fund                                      881,082              881
Merrill Lynch Institutional Tax
    Exempt Fund                                          130              --#
                                                                 ------------
TOTAL MONEY MARKETS                                                     2,159
                                                                 ------------
TOTAL INVESTMENTS (COST $70,719)+ - 98.8%                              77,475
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%                              913
                                                                 ------------
NET ASSETS - 100.0%                                              $     78,388
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

                                             INTERMEDIATE MUNICIPAL BOND FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                JULY 31, 2003
                                                       (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
MUNICIPAL BONDS  (97.3%)
ALABAMA  (0.7%)
Public School & College Authority
    Revenue, 5.25%, 8/1/06                      $      2,050     $      2,241
                                                                 ------------
ALASKA  (0.3%)
Anchorage Electric Utility Revenue
    Bond, Senior Lien, 5.50%, 12/1/03,
    (Callable 10/6/03 @ 102)                           1,000            1,015
                                                                 ------------
ARIZONA  (12.2%)
Glendale Water & Sewer Revenue, 5.00%,
    7/1/06                                             1,290            1,393
Glendale Water & Sewer Revenue, 5.00%,
    7/1/07                                             1,040            1,134
Highway Transportation Board
    Revenue, 5.25%, 7/1/12,
    (Callable 7/1/11 @ 100)                            3,110            3,376
Highway Transportation Board
    Revenue, Series A, 5.00%, 7/1/10                   4,680            5,093
Maricopa County University School
    District, No. 097, 3.75%, 7/1/12                   2,000            1,972
Mesa Street & Highway Revenue,
    6.25%, 7/1/12                                      1,000            1,172
Mesa Street & Highway Revenue,
    6.25%, 7/1/13,
    (Prerefunded 7/1/11 @ 100)                         1,000            1,169
Mesa Street & Highway Revenue,
    5.00%, 7/1/14,
    (Prerefunded 7/1/11 @ 100)                         1,000            1,084
Mesa Utility System Revenue, 5.00%,
    7/1/13, (Prerefunded 7/1/09 @ 100)                 5,250            5,782
Phoenix Civic Improvement Corp.
    Excise Tax Revenue, 5.00%, 7/1/11                  1,405            1,521
Pima County Community College
    District Revenue, 5.00%, 7/1/05                    1,370            1,458
Pima County Community College
    District Revenue, 5.00%, 7/1/07                      670              730
Pima County University School District,
     No. 012 Sunnyside, GO, 5.75%, 7/1/12,
    (Prerefunded 7/1/09 @ 100)                         1,050            1,198
Pima County, Improvement, GO,
    5.00%, 7/1/06                                      2,000            2,160
Salt River Project, Agriculture
    Improvement & Power District, Electric
    Systems Revenue, Series A, 5.63%,
    1/1/06                                             2,685            2,917
Salt River Project, Agriculture
    Improvement & Power District, Electric
    Systems Revenue, Series A, ETM,
    5.63%, 1/1/06                                      2,315            2,515
Tempe Excise Tax Revenue, 4.00%,
    7/1/12                                             1,000            1,002
Tucson Street & Highway, User
    Revenue, Junior Lien, Series 1994-E,
    6.75%, 7/1/13                                      2,000            2,434
                                                                 ------------
                                                                       38,110
                                                                 ------------

                                   CONTINUED

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED
CALIFORNIA  (4.5%)
Contra Costa Community College
    District Election 2002, 5.25%,
    8/1/15, (Callable 8/1/12 @ 100)             $      2,300     $      2,459
Los Angeles Sanitation Equipment
    Charge Revenue Series A, 5.25%,
    2/1/17, (Callable 2/1/11 @ 100)                    2,965            3,130
Los Angeles Water & Power Revenue,
    Series A, 5.25%, 7/1/13,
    (Callable 7/1/11 @ 100)                            2,000            2,158
Orange County, Series A, Refunding
    Recovery, 6.00%, 6/1/10                            3,000            3,428
Salinas University High School District
    Series A, 5.25%, 10/1/16,
    (Callable 10/1/13 @ 100)                           1,495            1,596
Southern Public Power Authority Power
    Project Revenue, Series A,
    5.38%, 1/1/12                                      1,205            1,319
                                                                 ------------
                                                                       14,090
                                                                 ------------
COLORADO  (5.2%)
Denver City & County Airport Facilities
     Revenue, Rental Car Project, Series A,
    (AMT), 5.00%, 1/1/04                               2,000            2,032
Denver City & County Airport Revenue,
     Series A, (AMT), 5.25%, 11/15/06                  2,500            2,719
Denver City & County Airport Revenue,
     Series B, (AMT), 5.50%, 11/15/07                  1,000            1,098
Denver City & County Airport Revenue,
     Series D, (AMT), 5.00%, 11/15/06                  1,000            1,080
Denver City & County Airport Revenue,
     Series D, (AMT), 5.00%, 11/15/07                  2,655            2,902
El Paso County School District No.
    038, GO, 6.38%, 12/1/16,
    (Prerefunded 12/1/10 @ 100)                        1,150            1,362
El Paso County School District No.
    038, GO, 6.38%, 12/1/18,
    (Prerefunded 12/1/10 @ 100)                        1,005            1,190
Housing & Finance Authority, Single
    Family Program, Series C-3, 4.70%,
    10/1/22, (Callable 1/3/07 @ 100)                       5                5
Larimer County School District No. R1,
     GO, 5.50%, 12/15/09                               2,000            2,260
Summitt County School District No.
    RE1, GO, 5.75%, 12/1/12,
    (Callable 12/1/11 @ 100)                           1,465            1,655
                                                                 ------------
                                                                       16,303
                                                                 ------------
CONNECTICUT  (0.6%)
New Haven, Series B, GO, 5.75%, 11/1/09                1,500            1,718
                                                                 ------------
FLORIDA  (2.1%)
Board of Education, 5.25%, 6/1/11                      4,000            4,379
Lakeland Electric & Water Revenue,
    ETM, 5.90%, 10/1/07                                2,000            2,272
                                                                 ------------
                                                                        6,651
                                                                 ------------
GEORGIA  (0.5%)
Series B, GO, 5.95%, 3/1/08                            1,500            1,703
                                                                 ------------

                                   CONTINUED

INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED
HAWAII  (1.1%)
Airport Systems Revenue, Series B
    (AMT), 8.00%, 7/1/10                        $      2,000     $      2,460
Highway Revenue, 5.50%, 7/1/10                           765              851
                                                                 ------------
                                                                        3,311
                                                                 ------------
ILLINOIS  (3.6%)
Chicago Metropolitan Water
    Reclamation District, Capital
    Improvement, ETM, GO,
    5.50%, 12/1/10                                     3,000            3,384
Chicago Metropolitan Water
    Reclamation District, Series B, GO,
    5.00%, 12/1/05                                     2,000            2,156
Chicago Single Family Mortgage
    Revenue, Series C, (AMT), 4.10%,
    10/1/09, (Callable 1/6/04 @ 100)                     590              591
Development Finance Authority Ltd.,
    1.10%, 5/1/15,
    (Callable 5/1/04 @ 100) (d)                          100              100
Development Financial Authority Ltd.,
    1.10%, 12/1/07,
    (Callable 12/1/03 @ 100) (d)                         100              100
Development Financial Authority
    Revenue, 1.10%, 10/1/10,
    (Callable 10/1/03 @ 100) (d)                         100              100
Development Financial Authority
    Revenue, Elmhurst Community School,
    6.38%, 1/1/15, (Callable 1/1/11 @ 100)             1,300            1,488
Development Financial Authority
    Revenue, Elmhurst Community School,
    6.38%, 1/1/16, (Callable 1/1/11 @ 100)             1,470            1,668
Illinois, First Series, 5.25%, 2/1/09                  1,000            1,095
South Barrington Cook County, 0.85%,
    12/1/27 (d)                                          425              425
                                                                 ------------
                                                                       11,107
                                                                 ------------
INDIANA  (3.9%)
Educational Facility Authority Revenue,
    0.85%, 12/1/08,
    (Callable 12/1/03 @ 100) (d)                         300              300
Fort Wayne Redevelopment Authority,
    5.00%, 2/1/12                                      1,125            1,179
Franklin Township School Building
    County First Mortgage, 5.50%, 7/15/16,
    (Callable 7/15/13 @ 100)                           2,175            2,368
Michigan City Independent School
    Building Corp., 5.00%, 7/5/09                      1,400            1,527
Municipal Power Supply Agency
    System Revenue, Series B,
    5.88%, 1/1/10                                      2,000            2,247
Municipal Power Supply Agency
    System Revenue, Series B,
    6.00%, 1/1/13                                      3,000            3,409
Tippecanoe County Independent
    Elementary School Building Corp.,
    5.10%, 7/15/06                                     1,000            1,082
                                                                 ------------
                                                                       12,112
                                                                 ------------

                                   CONTINUED

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED
KANSAS  (0.4%)
Seward County University School
    District, No 480, 2.70%, 3/1/11             $        525     $        474
Seward County University School
    District, No 480, 2.90%, 3/1/12                      460              413
Seward County University School
    District, No 480, 3.00%, 9/1/13                      370              327
                                                                 ------------
                                                                        1,214
                                                                 ------------
KENTUCKY  (0.7%)
Turnpike Authority Economic
    Development Revenue, Revitalization
    Project, Series A, 5.50%, 7/1/10                   2,000            2,221
                                                                 ------------
MAINE  (0.7%)
Housing Authority Management
Provider, Series F-2, (AMT), 2.55%,
    11/15/05                                           2,190            2,210
                                                                 ------------
MARYLAND  (0.8%)
Montgomery County, Series A, 5.00%,
    2/1/09                                             2,365            2,591
                                                                 ------------
MASSACHUSETTS  (0.9%)
Water Pollution Abatement, Series 7,
    5.25%, 2/1/12,
    (Callable 8/1/11 @ 100)                            2,500            2,732
                                                                 ------------
MICHIGAN  (19.8%)
Battle Creek Downtown Development
    Authority, 6.00%, 5/1/07                           2,215            2,486
Battle Creek Downtown Development
    Authority, 7.30%, 5/1/10,
     (Prerefunded 5/1/04 @ 102)                        2,000            2,130
Building Authority Revenue, Police
    Communications, 5.50%, 10/1/12                       350              389
Comprehensive Transportation, 5.50%
    5/15/11                                              950            1,053
Detroit Water Supply System,
    Permanent Linked Bonds, 5.25%,
    7/1/13, (Callable 7/1/04 @ 102)                    6,000            6,303
Detroit, GO, (AMT), 5.50%, 4/1/08                      1,195            1,320
Detroit, Series A, GO, 6.70%, 4/1/10,
    (Prerefunded 4/1/05 @ 101)                         1,000            1,098
Forest Hills Public Schools, GO,
    5.25%, 5/1/09                                      2,785            3,080
Grand Rapids & Kent County Joint
    Building Authority, GO, 5.50%, 10/1/08               565              637
Grand Rapids Water Supply, 5.00%, 1/1/08               1,000            1,087
Higher Education Facilites Authority
    Revenue, Kalamazoo College Project,
    5.25%, 12/1/07                                       765              843
Higher Education Facilities Authority
    Revenue, Hope College Project, 4.50%,
    10/1/07                                              250              263
Higher Education Facilities Authority
    Revenue, Hope College Project, 4.80%,
    10/1/10, (Callable 10/1/09 @ 100)                    590              604

                                   CONTINUED

                                             INTERMEDIATE MUNICIPAL BOND FUND
                                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                JULY 31, 2003
                                                       (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Higher Education Facilities Authority,
    Hope College Project,
    4.70%, 10/1/09                              $        200     $        210
Higher Education Student Loan
    Authority Revenue, Series XII-Q,
    (AMT), 5.05%, 9/1/08                               3,885            4,134
Higher Education Student Loan
    Authority Revenue, Series XII-W,
    (AMT), 4.60%, 9/1/08                               1,000            1,058
Higher Education Student Loan
    Authority Revenue, Series XII-W,
    (AMT), 5.20%, 9/1/08                               4,225            4,556
Holland School District, 5.00%, 5/1/09                 3,255            3,551
Hospital Finance Authority, 4.35%, 3/1/09                500              511
Hospital Finance Authority Revenue,
    Genesys Health System, Series A, ETM,
    5.25%, 10/1/03                                     2,445            2,462
Hospital Financial Authority, 0.85%,
    5/1/30 (d)                                           550              550
Hospital Financial Authority Revenue,
    Edward W. Sparrow Group, 5.25%,
    11/15/08                                           1,125            1,221
Hospital Financial Authority Revenue,
    Edward W. Sparrow Hospital, 5.25%,
    11/15/09                                           1,165            1,258
Kalamazoo Hospital Finance Authority,
    Refunding & Improvement, Bronson
    Methodist Hospital, 5.35%, 5/15/06                 2,000            2,172
Kent Hospital Financial Authority,
    Revenue, Spectrum Health, Series A,
    5.25%, 1/15/09                                     1,075            1,157
Montague Public School District, GO,
    5.50%, 5/1/12, (Callable 11/1/11 @ 100)            1,005            1,108
Muskegon Water System, Series A,
    5.25%, 11/1/09                                       340              378
State Building Authority Revenue,
    5.00%, 10/12/10                                    5,000            5,427
Strategic Fund, Limited Obligation
    Revenue, Hope Network Project, Series B,
     4.80%, 9/1/08                                     1,000            1,065
Strategic Fund, Limited Obligation
    Revenue, Peachwood Center, 0.87%,
    6/1/16, (Callable 6/1/04 @ 100) (d)                  500              500
Trunk Line, Series A, 5.25%, 11/1/13                     600              651
Underground Storage Tank Financial
    Assurance Authority, Series I, 6.00%,
    5/1/05                                             3,500            3,768
University of Michigan Hospital
    Revenue, 5.00%, 12/1/08                            4,130            4,541
                                                                 ------------
                                                                       61,571
                                                                 ------------
MINNESOTA  (1.9%)
Housing Finance Agency, 4.55%,
    7/1/12, (Callable 7/1/11 @ 100)                    1,540            1,563

                                   CONTINUED


                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED
MINNESOTA, CONTINUED
Minneapolis & St. Paul Airport
    Revenue, Series B, (AMT), 5.00%,
    1/1/05                                      $      2,855     $      2,971
State Housing Finance Agency, 3.40%,
    7/1/12 (d)                                         1,390            1,305
                                                                 ------------
                                                                        5,839
                                                                 ------------
MISSISSIPPI  (0.2%)
Series A, GO, 5.25%, 12/1/07                             500              555
                                                                 ------------

MISSOURI  (2.1%)
Clay County Public School District No.
    53, Liberty Direct Deposit Program,
    GO, 6.25%, 3/1/17,
    (Callable 3/1/10 @ 100)                            2,000            2,291
State Regal Convention & Sports
    Complex Authority, 5.25%, 8/15/12                  3,880            4,246
                                                                 ------------
                                                                        6,537
                                                                 ------------
NEBRASKA  (0.7%)
Finance Authority Single Family
    Housing Revenue, 4.00%, 9/1/13,
    (Callable 3/1/13 @ 100)                              350              337
Investment Financial Authority, Single
    Family Housing Revenue, Series D,
    4.10%, 9/1/10                                        500              503
Investment Financial Authority, Single
    Family Housing Revenue, Series D,
    4.25%, 9/1/11                                        700              705
Finance Authority Single Family
    Housing Revenue, 3.90%, 9/1/12                       560              536
                                                                 ------------
                                                                        2,081
                                                                 ------------
NEVADA  (2.0%)
Clark County School District, 5.50%,
    6/15/15, (Callable 12/15/12 @ 103)                 2,000            2,230
Clark County School District, Series B,
    GO, 5.50%, 6/15/08                                 3,700            4,129
                                                                 ------------
                                                                        6,359
                                                                 ------------
NEW JERSEY  (4.4%)
Economic Development Authority,
    Market Transition Facility, Senior Lien,
    Series A, 7.00%, 7/1/04                            2,000            2,109
GO, 5.75%, 5/1/09                                      5,175            5,858
Ocean County Utilities Authority,
    Wastewater, Refunding, 6.00%, 1/1/07               2,500            2,787
Turnpike Authority Revenue, Series A,
    6.00%, 1/1/13                                      2,500            2,864
                                                                 ------------
                                                                       13,618
                                                                ------------
NEW MEXICO  (0.6%)
Taos County Gross Receipts Tax
    Revenue, 3.50%, 10/1/12,
    (Callable 10/1/09 @ 100)                           1,855            1,750
                                                                 ------------
NEW YORK  (0.4%)
Metropolitan Transportation Authority,
    Series M, 5.50%, 7/1/08                            1,030            1,162
                                                                 ------------

                                   CONTINUED

INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED
OHIO  (1.8%)
Cleveland Airport Systems Revenue,
    Series A, (AMT), 5.50%, 1/1/04              $        500     $        509
Gateway Economic Development Corp.,
    Greater Cleveland Excise Tax Revenue,
    Senior Lien, (AMT), 5.13%, 9/1/05                  1,000            1,067
Housing Financial Agency Management
    Revenue, Series A-1, (AMT), 5.35%,
    9/1/05                                             2,220            2,332
Summit County, GO, 6.00%, 12/1/09                        400              461
Water Development Authority, Pollution
    Control Facility Revenue, 6.00%,
    6/1/05                                             1,000            1,078
                                                                 ------------
                                                                        5,447
                                                                 ------------
OREGON  (2.7%)
Department of Transportation, Highway
    User Tax Revenue, 5.00%, 11/15/05                  1,045            1,126
Jackson County School District No.
    009, Eagle Point, GO, 5.00%, 6/15/08               1,030            1,132
Jackson County School District No.
    009, Eagle Point, GO, 5.00%, 6/15/09               1,060            1,163
Salem- Keizer School District No. 24J,
    4.50%, 6/1/08                                      1,000            1,075
State Department Administrative Services
    Lottery Revenue, 5.00%, 4/1/13                     1,605            1,716
Washington County Sewer Agency,
Senior Lien, Series A, 5.75%, 10/1/12                  2,000            2,268
                                                                 ------------
                                                                        8,480
                                                                 ------------
PENNSYLVANIA  (2.9%)
Chartiers Valley Joint School, ETM,
    6.15%, 3/1/07,
    (Callable 12/12/06 @ 100)                          4,110            4,636
GO, 5.00%, 10/1/05                                     3,000            3,221
Housing Finance Agency, 4.50%, 10/1/09                 1,195            1,224
                                                                 ------------
                                                                        9,081
                                                                 ------------
RHODE ISLAND  (0.9%)
Depositors Economic Protection Corp.,
    Series A, ETM, 5.88%, 8/1/11,
    (Callable 7/1/11 @ 100)                            2,535            2,935
                                                                 ------------
SOUTH CAROLINA  (0.3%)
Anderson County School District No.
    002, Series B, GO, 6.00%, 3/1/13,
    (Callable 3/1/10 @ 101)                              890            1,005
                                                                 ------------
TENNESSEE  (0.1%)
Shelby County Health, Educational &
    Housing Facilities Board Revenue, St.
    Jude's Children's Research, 4.65%,
    7/1/04                                               300              309
                                                                 ------------
TEXAS  (7.1%)
Austin, Public Improvement, 5.50%,
    9/1/12, (Callable 9/1/11 @ 100)                    2,340            2,567

                                   CONTINUED

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED
TEXAS, CONTINUED
Dallas Civic Center, Improvements,
    5.00%, 8/15/14,
    (Callable 8/15/08 @ 101)                    $      2,500     $      2,643
Dallas Waterworks & Sewer Systems
    Revenue, 5.25%, 10/1/09                            1,000            1,106
Houston Airport System Revenue, Series
    A, (AMT), 5.00%, 7/1/05                            1,900            2,001
Judson Independent School District, GO,
    5.50%, 2/1/09                                      2,000            2,223
Public Finance Authority, Series A, GO,
    6.50%, 10/1/04                                     5,595            5,943
Round Rock Independent School
    District, GO, 6.50%, 8/1/08                        2,125            2,472
San Antonio Water Revenue, ETM, 6.30%,
    5/15/04                                               95               99
San Antonio, Series A, GO, 5.00%, 2/1/09               1,000            1,085
Series A, GO, 6.00%, 10/1/08                           1,600            1,830
                                                                 ------------
                                                                       21,969
                                                                 ------------
UTAH  (1.2%)
GO, 4.50%, 7/1/08                                      1,825            1,965
St. George Water Revenue, Series A, 5.60%,
    6/1/10, (Prerefunded 6/1/05 @ 101)                 1,530            1,664
                                                                 ------------
                                                                        3,629
                                                                 ------------
VIRGINIA  (3.1%)
Fairfax County, 5.00%, 6/1/10                          2,765            3,022
Metropolitan Washington D. C. Airports,
    Series B, (AMT), 5.50%, 10/1/05                    4,175            4,454
Richmond, GO, 5.38%, 7/15/13,
    (Callable 7/15/11 @ 101)                           2,000            2,181
                                                                 ------------
                                                                        9,657
                                                                 ------------
WASHINGTON  (5.4%)
Grant County Public Utility District No.
     002, Electric Revenue, 5.00%, 1/1/11              2,485            2,653
King County School District No. 415,
    Kent, Series A, GO, 5.55%, 12/1/11,
    (Callable 1/29/10 @ 100)                           2,000            2,230
Motor Vehicle Fuel Tax, R-92D, 6.25%,
    9/1/07                                             1,000            1,138
Port Tacoma, Series A, GO, (AMT), 4.90%,
    12/1/07                                            1,010            1,095
Series A, GO, 5.50%, 9/1/05,
    (Prerefunded 9/1/04 @ 100)                         5,000            5,242
Series R-A, GO, 5.50%, 9/1/08                          4,000            4,478
                                                                 ------------
                                                                       16,836
                                                                 ------------
WISCONSIN  (1.5%)
Series 3, GO, 5.13%, 11/1/08                           4,180            4,617
                                                                 ------------

TOTAL MUNICIPAL BONDS                                                 302,766
                                                                 ------------

                                   CONTINUED

INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------
MONEY MARKETS  (2.9%)
AIM Tax Free Money Market Fund                           100     $        --#
Dreyfus Tax Exempt Money
    Market Fund                                          100              --#
Federated Tax Exempt Money
    Market Fund                                    8,957,078            8,957
Merrill Lynch Institutional Tax
    Exempt Fund                                          100              --#
                                                                 ------------

TOTAL MONEY MARKETS                                                     8,957
                                                                 ------------

TOTAL INVESTMENTS (COST $297,811)+ - 100.2%                           311,723
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%                           (613)
                                                                 ------------
NET ASSETS - 100.0%                                              $    311,110
                                                                 ============



                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS



                                                     OHIO MUNICIPAL BOND FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                JULY 31, 2003
                                                       (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
MUNICIPAL BONDS  (98.7%)
OHIO  (98.1%)
Air Quality, Development Authority
    Revenue, Cincinnati Gas & Electric
    Co., Series A, 3.60%, 8/1/33                $      2,000     $      2,000
Akron, Bath, Copley, Hospital Revenue,
     7.00%, 1/1/12, 7.00%, 1/1/12, ETM                 2,000            2,379
Akron, GO, 5.50%, 12/1/07                              2,000            2,239
Akron, Various Purpose Improvement,
    GO, 5.60%, 12/1/06,
    (Callable 12/1/04 @ 102)                             500              540
American Municipal Power - Ohio, Inc.,
    5.25%, 1/1/11                                      1,825            1,986
American Municipal Power - Ohio, Inc.,
    5.25%, 1/1/12, (Callable 1/1/11 @ 100)             2,000            2,155
Beavercreek Local School District,
    6.60%, 12/1/15                                     1,500            1,825
Building Authority, 5.00%, 4/1/07                      2,305            2,504
Building Authority, 5.25%, 4/1/09,
    (Callable 4/1/08 @ 101)                            1,000            1,095
Building Authority, 5.25%, 10/1/10,
    (Callable 4/1/09 @ 101)                            2,410            2,631
Building Authority, Correctional
    Facilities Series A, 5.25%, 10/1/09                2,170            2,408
Building Authority Revenue, Adult
    Correctional Facility, Series A, 5.50%,
    10/1/08                                            2,500            2,814
Building Authority, Revenue, State
    Facilities Administration Building,
    Series A, 5.25%, 10/1/10,
    (Callable 10/1/08 @ 101)                           2,000            2,185
Butler County Hospital Facilities
    Revenue, 4.75%, 11/15/18,
    (Callable 11/15/08 @ 101)                          4,000            3,619
Butler County Transportation
    Improvement District, Series A, 6.00%,
    4/1/12, (Callable 4/1/08 @ 102)                    2,000            2,243
Cleveland Public Power System
    Revenue, 5.25%, 11/15/16,
    (Callable 11/15/06 @ 102)                          5,000            5,413
Cleveland Public Power System
    Revenue, 7.00%, 11/15/24                           2,000            2,193
Cleveland Stadium Project, 5.25%,
    11/15/11, (Callable 11/15/07 @ 102)                4,110            4,458
Columbus Sewer Revenue, 5.00%,
    6/1/06                                             2,000            2,162
Columbus Water System Revenue, 4.50%,
    11/1/04                                            2,770            2,886
Columbus, Series 2, GO, 6.00%, 6/15/07                 4,090            4,626
Cuyahoga County Hospital Revenue
    5.50%, 2/15/09                                     2,245            2,487
Cuyahoga County Jail Facilities, GO,
    5.25%, 10/1/13                                     3,000            3,283
Cuyahoga County Revenue, Refunding
    A, 5.50%, 1/1/12                                   2,000            2,155
Cuyahoga County, GO, 5.60%, 5/15/13                    3,435            3,816

                                   CONTINUED

OHIO MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED
OHIO, CONTINUED
Economic Development Revenue,
    3.50%, 12/1/07                              $        610     $        616
Economic Development Revenue,
    4.40%, 12/1/12                                       815              804
Erie County Hospital Facilities
    Revenue, 5.00%, 8/15/08                              400              422
Erie County Hospital Facilities
    Revenue, 5.00%, 8/15/09                              210              220
Erie County Hospital Facilities
    Revenue, 5.50%, 8/15/12                              250              271
Euclid City School District, GO, 5.13%,
    12/1/11, (Callable 12/1/05 @ 102)                  1,500            1,609
Franklin County, Development,
    Revenue, 5.50%, 10/1/12,
    (Callable 10/1/09 @ 101)                           2,270            2,416
Franklin County, Online Computer
    Library Center, 5.00%, 4/15/10                     2,270            2,395
Greater Cleveland Regional Transit
    Authority, 5.38%, 12/1/11,
    (Callable 12/1/08 @ 101)                           1,455            1,600
Hamilton County Hospital Facilities
    Revenue, 5.25%, 5/15/11, (Callable
    11/15/08 @ 101)                                    2,670            2,879
Hamilton County Sewer System Revenue,
    Series A, 5.60%, 12/1/08,
    (Callable 12/1/05 @ 102)                           1,000            1,099
Hamilton County, Hospital Facilities,
    5.20%, 12/1/13,
    (Callable 12/1/07 @ 101)                           1,000            1,078
Higher Education, Capital Facilities,
    Series II-A, 5.25%, 12/1/05                        2,350            2,547
Higher Education, Capital Facilities,
    5.50%, 12/1/09                                     4,000            4,505
Higher Education, Capital Facilities
    Revenue, Series II-A, 5.50%, 12/1/07               4,695            5,254
Higher Education, Case Western
    Reserve, 6.25%, 7/1/14                             6,500            7,585
Higher Education, Dennison University
    Project, 5.50%, 11/1/12,
    (Callable 11/1/11@ 101)                            1,000            1,110
Higher Education, University of Dayton
    Project, 5.30%, 12/1/12,
    (Callable 12/1/07 @ 101)                           2,000            2,145
Highway, Series V, GO, 4.80%, 5/15/04                  2,000            2,060
Hilliard School District, 5.50%, 12/1/08               2,780            3,139
Hilliard School District, Series B, GO,
    5.50%, 12/1/07                                     1,500            1,681
Housing Authority, 4.63%, 9/1/31,
    (Callable 1/1/11 @ 100)                            2,460            2,515
Housing Finance Agency, 3.95%, 9/1/08                    565              582
Housing Finance Agency, 4.15%, 9/1/09                    935              952
Housing Finance Agency, 4.35%, 9/1/10                    345              352
Housing Finance Agency, 4.55%, 9/1/11                    360              368

                                   CONTINUED

                                                   PRINCIPAL
                                                    AMOUNT           VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED
OHIO, CONTINUED
Housing Finance Agency, (AMT),
    3.65%, 9/1/11                               $        855     $        816
Housing Finance Agency, (AMT),
    3.30%, 9/1/30                                      1,250            1,147
Knox County Hospital Facilities
    Revenue, 4.70%, 6/1/08                             1,150            1,223
Knox County Hospital Facilities
    Revenue, 5.00%, 6/1/12                             6,250            6,510
Lucas County, 6.65%, 12/1/12                             170              174
Lucas County Hospital Revenue, 6.00%,
    11/15/04                                           4,000            4,249
Mental Health Capital Facilities, Series
    II-A, 5.00%, 6/1/13                                2,135            2,267
Mental Health Facilities, Series II-B,
    5.00%, 6/1/08                                      1,835            1,981
Montgomery County Catholic Health
    Initiatives, Series A, 6.00%, 12/1/26              2,750            2,917
Montgomery County Sisters of Charity
    Revenue, 6.50%, 5/15/08                              225              226
Montgomery County Solid Waste
    Revenue, 5.25%, 11/1/04                            1,750            1,840
Montgomery County Solid Waste
    Revenue, 5.40%, 11/1/08,
    (Callable 11/1/05 @ 102)                           3,000            3,275
North Olmstead, 6.20%, 12/1/11                         3,000            3,482
Public Facilities Revenue, Series II-B,
    5.75%, 11/1/04                                     3,000            3,172
Public Facilities Revenue, Series II-B,
    5.75%, 11/1/05,
    (Callable 11/1/04 @ 100)                           2,000            2,118
Refinance Infrastructure, Series C,
    5.00%, 8/1/08                                      2,410            2,649
Revenue, Major New State Infrastructure,
    Series 1, 5.00%, 6/15/06                           3,000            3,242
Sidney Construction, 4.90%, 11/1/07,
    (Callable 11/1/03 @ 102)                             910              934
Solid Waste Revenue, 4.85%, 11/1/22                    3,000            3,047
State Schools, 5.00%, 6/15/13                          3,000            3,198
Turnpike Revenue, Series A, 5.70%,
    2/15/17, (Prerefunded 2/15/06 @ 102)               5,000            5,557
University of Cincinnati, 5.00%, 6/1/10                  300              325
University of Cincinnati, GO, 5.50%,
    6/1/09                                             2,000            2,238
Water Development Authority, Pollution
    Control Facilities Revenue, 5.25%,
    12/1/08, (Callable 12/1/07 @ 101)                  1,000            1,109
Water Revenue, 5.30%, 12/1/10,
    (Callable 6/1/05 @ 101)                            4,000            4,328
Wauseon Village School District, GO, 5.45%,
    12/1/14, (Callable 6/1/07 @ 101)                   2,000            2,163
West Geauga Local School District, GO,
    5.55%, 11/1/05,
    (Callable 11/1/04 @ 102)                           1,000            1,070

                                   CONTINUED

OHIO MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                 SHARES OR
                                                 PRINCIPAL
                                                  AMOUNT            VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED
OHIO, CONTINUED
West Geauga Local School District, GO,
     5.65%, 11/1/06,
    (Callable 11/1/04 @ 102)                    $      1,000     $      1,069
Westlake City School District, Series A,
     GO, 5.05%, 12/1/04                                2,000            2,057
                                                                 ------------
                                                                      184,689
                                                                 ------------
VIRGIN ISLANDS  (0.6%)
Virgin Islands Public Financial
    Authority Revenue, 5.13%, 7/1/04                   1,000            1,037
                                                                 ------------
TOTAL MUNICIPAL BONDS                                                 185,726
                                                                 ------------
MONEY MARKETS  (2.0%)
Federated Ohio Municipal Cash Trust                  120,083              120
Touchstone Ohio Money Fund                         3,694,344            3,694
                                                                 ------------
TOTAL MONEY MARKETS                                                     3,814
                                                                 ------------
TOTAL INVESTMENTS (COST $182,994)+ - 100.7%                           189,540

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%                         (1,389)
                                                                 ------------
NET ASSETS - 100.0%                                              $    188,151
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS




                                                 MICHIGAN MUNICIPAL BOND FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                JULY 31, 2003
                                                       (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------
                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
MUNICIPAL BONDS  (99.6%)
MICHIGAN  (99.6%)
Battle Creek Downtown Development
    Authority, 7.60%, 5/1/16,
    (Prerefunded 5/1/04 @ 102)                  $      2,000     $      2,134
Battle Creek Downtown Development
    Authority, 7.30%, 5/1/10,
    (Prerefunded 5/1/04 @ 102)                         4,000            4,260
Battle Creek Downtown Development
    Authority, Tax Increment Revenue,
    6.90%, 5/1/04                                      2,000            2,078
Berkley School District, GO, 7.00%,
    1/1/07                                             1,300            1,483
Big Rapids Public School District,
    5.63%, 5/1/14,
    (Prerefunded 5/1/05 @ 101)                         1,125            1,220
Building Authority Revenue, Facilities
    Program, Series III, 5.00%, 10/15/08               2,000            2,200
Building Authority Revenue, State
    Police Communications III, 5.00%,
    10/1/04                                            2,000            2,088
Building Authority Revenue, State
    Police Communications III, 5.00%,
    10/1/05                                            1,700            1,825
Cadillac Area Public Schools, UTGO,
    7.25%, 5/1/05                                        300              329
Central Michigan University, 5.00%,
    10/1/09                                            1,605            1,760
Clarkston Michigan Schools, 4.00%,
    5/1/12                                               200              200
Comprehensive Transportation, Series A,
    5.25%, 5/15/09                                     3,000            3,313
Comprehensive Transportation, Series B,
    5.25%, 5/15/09                                     1,390            1,535
Detroit City School District, 5.50%,
    5/1/06                                             1,730            1,889
Detroit  Economic Development Corp.,
    4.00%, 5/1/06                                      2,500            2,613
Detroit City School District, Building &
    Site Improvements, Series A, 5.00%,
    5/1/07                                             1,000            1,087
Detroit City School District, Building &
    Site Improvements, Series A, 5.00%,
    5/1/08                                             1,000            1,091
Detroit City School District, Building &
    Site Improvements, Series B, 5.00%,
    5/1/09                                             1,000            1,090
Detroit Water Supply Systems, Series C,
    5.00%, 7/1/07                                      2,000            2,181
Detroit, GO, 6.00%, 4/1/06                               750              829
Dexter Community School District, GO,
    6.25%, 5/1/07                                      1,730            1,954
Farmington Hills Economic Development
    Corp. Revenue, Botsford Continuing
    Care, Series A, 5.10%, 2/15/04                       445              455

                                   CONTINUED

MICHIGAN MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Farmington Hills Economic
    Development Corp. Revenue, Botsford
    Continuing Care, Series A, 5.20%,
    2/15/05                                     $        470     $        495
Ferndale, UTGO, 4.50%, 4/1/10                          1,190            1,249
Frankenmuth School District, UTGO,
    5.50%, 5/1/04                                        250              258
Frankenmuth School District, UTGO,
    5.50%, 5/1/05                                        100              107
Frankenmuth School District, UTGO,
    5.50%, 5/1/06                                        125              137
Frankenmuth School District, UTGO,
    5.50%, 5/1/07                                        410              454
Grand Rapids & Kent County Joint
    Building, GO, 5.50%, 10/1/06                         505              558
Grand Rapids & Kent County Joint
    Building, GO, 5.50%, 10/1/09                         605              682
Grand Rapids & Kent County Joint
    Building, UTGO, 5.50%, 10/1/07                       535              598
Grand Rapids Charter Township, Porter
    Hills Obligated Group, 4.25%, 7/1/04                 210              214
Grand Rapids Charter Township, Porter
    Hills Obligated Group, 4.35%, 7/1/05                 200              209
Greater Detroit Resource Recovery
    Authority, 6.25%, 12/13/06                         2,500            2,821
Higher Education Facilites Authority
    Revenue, Kalamazoo College Project,
    5.25%, 12/1/05                                       590              637
Higher Education Facilites Authority
    Revenue, Kalamazoo College Project,
    5.25%, 12/1/06                                       725              795
Higher Education Facilities Authority
    Revenue, Hope College Project, 4.60%,
    10/1/08                                              320              337
Higher Education Facility Authority -
    Thomas M. Cooley Law School,
    4.75%, 5/1/07                                      1,265            1,333
Higher Education Student Loan Authority
    Revenue, (AMT), 5.00%, 3/1/07                      2,525            2,672
Higher Education Student Loan
    Authority Revenue, Series XII-W,
    (AMT), 4.60%, 9/1/08                               1,000            1,058
Higher Education, Kalamazoo College,
    5.25%, 12/1/03                                       570              578
Higher Education, Kalamazoo College,
    5.25%, 12/1/04                                       655              688
Hospital Finance Authority Revenue,
    4.80%, 11/1/17, Refunding Hospital
    Charity Obligation D,
    (Prerefunded 11/1/4 @ 100)                         1,755            1,819
Hospital Finance Authority Revenue,
    Sparrow Obligation Group, 5.00%,
    11/15/05                                           1,055            1,120
Hospital Finance Authority Revenue, St.
    John's Hospital & Medical Center,
    5.00%, 5/15/06                                     1,450            1,570

                                   CONTINUED

                                                   PRINCIPAL
                                                    AMOUNT           VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Hospital Finance Authority, Bay
    Medical Center, Series A,
    5.38%, 7/1/06                               $      1,855     $      2,020
Hospital Finance Authority, McLaren
    Obligated Group, Series A,
    5.75%, 10/15/03                                    2,000            2,016
Hospital Finance Authority, St. John
    Hospital & Medical Center,
    5.00%, 5/15/05                                     1,000            1,065
Hospital Financial Authority Revenue,
    7.50%, 10/1/27,
    (Prerefunded 10/1/05 @ 100)                        1,000            1,127
Hospital Financial Authority Revenue,
    Hospital Crittenton, Series A,
    3.50%, 3/1/06                                        200              205
Hospital Financial Authority Revenue,
    Hospital Crittenton, Series A,
    3.85%, 3/1/07                                        200              204
Hospital Financial Authority Revenue,
    Hospital Crittenton, Series A, 4.15%,
    3/1/08                                               300              307
Hospital Financial Authority Revenue,
    Sparrow Obligation Group, 5.00%,
    11/15/06                                             735              788
Housing Development Authority,
    (AMT), 3.85%, 6/1/04                                 810              823
Housing Development Authority,
    (AMT), Series B, 3.25%, 12/1/05                       70               71
Housing Development Authority,
    (AMT), Series B, 3.55%, 12/1/06                      175              179
Housing Development Authority,
    (AMT), Series B, 3.85%, 12/1/07                      215              221
Housing Development Authority,
    (AMT), Series B, 4.13%, 12/1/08                      305              314
Housing Development Authority,
    (AMT), Series B, 4.35%, 12/1/09                      355              364
Housing Development Authority,
    (AMT), Series B, 4.55%, 12/1/10                      455              468
Housing Development Authority,
    (AMT), Series B, 4.65%, 12/1/11                      485              500
Housing Development Authority, Hunt
    Club Apartments, 0.95%, 7/15/35 (d)                  500              500
Housing Development Authority, Single
    Family, (AMT), 3.70%, 12/1/03                        800              805
Housing Development Authority, Single
    Family, (AMT), 3.85%, 12/1/04                        830              849
Jackson County Economic Development
    Corp., Vista Grande Villa,
    0.90%, 11/1/31 (d)                                 3,500            3,500
Kalamazoo Hospital Finance Authority
    Revenue, Bronson Methodist Hospital,
    5.50%, 5/15/08                                       750              834
Kalamazoo Hospital Finance Authority,
    Refunding & Improvement, Bronson
    Methodist Hospital, 5.25%, 5/15/05                 1,000            1,063

                                   CONTINUED

                                                 MICHIGAN MUNICIPAL BOND FUND
                                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                JULY 31, 2003
                                  (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Kenowa Hills Public Schools,  UTGO,
    5.50%, 5/1/06                               $      1,000     $      1,092
Kenowa Hills Public Schools, UTGO,
    5.50%, 5/1/05                                      1,295            1,385
Kent County Airport Facility, Kent
    County International Airport, (AMT),
    5.25%, 1/1/04                                        500              508
Kent County Airport Facility, Kent
    County International Airport, (AMT),
    4.30%, 1/1/05                                        645              665
Kent County Airport Facility, Kent
    County International Airport, (AMT),
    5.30%, 1/1/05                                        505              528
Kent County Airport Facility, Kent County
    International Airport, (AMT), 5.50%,
    1/1/07, (Prerefunded 1/1/5 @ 102)                    930            1,001
Kent, Hospital Finance Authority
    Revenue, Spectrum Health,
    5.25%, 1/15/08                                       430              465
Kent, Hospital Finance Authority,
    Butterworth Hospital, 4.90%, 1/15/05               1,150            1,200
Municipal Bond Authority Revenue,
    5.00%, 12/1/05                                     2,000            2,165
Municipal Bond Authority Revenue,
    Series A, 5.25%, 12/1/07                           1,000            1,108
Municipal Bond Authority, Pooled
    Projects, Series B, 5.10%, 10/1/04                 1,000            1,048
Muskegon County, Wastewater
    Management System, No. 1, (AMT),
    5.00%, 7/1/06                                      1,130            1,207
Muskegon County, Wastewater
    Management System, No. 1, (AMT),
    5.00%, 7/1/08                                      1,000            1,077
Muskegon Heights Water System, Series
    A, 5.25%, 11/1/06                                    335              368
Novi Community School District,
    Building & Site Improvements, 4.13%,
    5/1/08                                             1,000            1,057
Novi Community School District,
    Building & Site Improvements,
    5.00%, 10/1/08                                     2,320            2,556
Oakland County Economic Revenue,
    6.38%, 11/1/14,
    (Prerefunded 11/1/4 @ 100)                         2,000            2,133
Oxford Area Community School, GO,
    6.00%, 5/1/05                                      1,100            1,184
South Central Power Agency, Power
    Supply System Revenue, 5.80%,
    11/1/05                                            2,000            2,185
South Lyon Community Schools,
    5.25%, 5/1/07                                        690              758
South Macomb Disposal Authority
    Revenue, 5.00%, 9/1/08                             1,115            1,226

                                   CONTINUED

                                                 SHARES OR
                                                 PRINCIPAL
                                                  AMOUNT            VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
South Redford School District, GO,
    5.25%, 5/1/09,
    (Prerefunded 5/1/7 @ 100)                   $      1,575     $      1,735
Sterling Heights, 3.25%, 10/1/03                         580              582
Sterling Heights, 4.00%, 10/1/04                         890              919
Sterling Heights, 4.00%, 10/1/05                         670              705
Strategic Fund, Detroit Symphony,
    Series A, 0.90%, 6/1/31 (d)                        5,255            5,255
Strategic Fund, Hope Network Project,
    Series B, 4.75%, 9/1/07                              615              652
Three Rivers Community Schools,
    6.00%, 5/1/23,
    (Prerefunded  5/1/06 @ 101)                          970            1,084
Traverse City Area Public Schools,
    7.25%, 5/1/05                                        950            1,042
Trunk Line, 5.00%, 10/1/07                               700              767
Trunk Line, Series A, 5.25%, 11/1/09                   1,000            1,109
Underground Storage, Tank Financial
    Assurance Authority, Series I,
    6.00%, 5/1/06                                      2,270            2,508
University of Michigan Hospital
    Revenue, 5.00%, 12/1/08                            2,000            2,201
Warren Building Authority,
    3.70%, 11/1/09                                       225              231
Warren Consolidated School District,
    5.00%, 5/1/07                                      3,890            4,229
Washtenaw Community College,
    4.00%, 4/1/07                                      2,501            2,494
Wayne Charter, 5.25%, 12/1/05                          1,035            1,110
Wayne Charter Airport Revenue, Series
    D, 5.25%, 12/1/06                                  2,000            2,168
Wayne County Community College,
    5.25%, 7/1/09                                      1,000            1,107
Whitmore Lake Public School District,
    5.00%, 5/1/09                                      1,201            1,177
                                                                 ------------
                                                                      132,217
                                                                 ------------

TOTAL MUNICIPAL BONDS                                                 132,217
                                                                 ------------
MONEY MARKETS  (2.2%)
AIM Tax Free Money Market Fund                           167              --#
Dreyfus Tax Exempt Money
    Market Fund                                          100              --#
Federated Tax Exempt Money
    Market Fund                                    2,980,876            2,981
Merrill Lynch Institutional Tax
    Exempt Fund                                        1,146                1
                                                                 ------------

TOTAL MONEY MARKETS                                                     2,982
                                                                 ------------

TOTAL INVESTMENTS (COST $132,325)+ - 101.8%                           135,199
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8)%                         (2,349)
                                                                 ------------
NET ASSETS - 100.0%                                              $    132,850
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
JULY 31, 2003
--------------------------------------------------------------------------------

*   Non-income producing security.
**  Effective yield at purchase.
#   Market value is less than five hundred dollars.
+ Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.
++ Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of the losses recognized for financial reporting purposes in excess of federal income tax reporting.
(a) Part of this security has been deposited as initial margin on open futures contracts.
(b) Affiliate.
(c) Dollar amount indicated represents expected per share annual dividend.
(d) Variable rate security. Rate presented represents rate in effect at July 31, 2003. Maturity date represents actual maturity date.
(e) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(f) Part of this security has been deposited as collateral for TBA security.

The following abbreviations are used in these Schedules of Portfolio
Investments:

ADR - American Depositary Receipt
AMT - Alternative Minimun Tax Paper
CBTCS - Convertible Bond Transferable Custodial Security
ETM - Escrowed to Maturity
GO - General Obligation
LLC - Limited Liability Company
REITS - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipt
TBA - To be announced.
UTGO - Unlimited Tax General Obligation



                                                                              NET
                                              GROSS            GROSS       UNREALIZED
                                           UNREALIZED       UNREALIZED    APPRECIATION/
    FIFTH THIRD FUNDS                     APPRECIATION     DEPRECIATION  (DEPRECIATION)
    ----------------                      ------------     ------------   -------------
Small Cap Growth Fund                      $128,626         $(12,747)       $115,879
Mid Cap Growth Fund                          69,673          (35,639)         34,034
Large Cap Opportunity Fund                    2,242           (1,757)            485
Quality Growth Fund                         147,472          (71,945)         75,527
Large Cap Core Fund                          39,189          (34,482)          4,707
Equity Index Fund                           262,546          (73,671)        188,875
Balanced Fund                                15,380           (7,534)          7,846
Micro Cap Value Fund                         37,221           (6,370)         30,851
Small Cap Value Fund                          7,427             (397)          7,030
Multi Cap Value Fund                         44,703           (8,139)         36,564
Disciplined Large Cap Value Fund             49,263           (4,130)         45,133
LifeModel Aggressive Fund                     7,202             (209)          6,993
LifeModel Moderately Aggressive Fund         12,574             (771)         11,803
LifeModel Moderate Fund                      10,773           (1,228)          9,545
LifeModel Moderately Conservative Fund        4,986             (861)          4,125
LifeModel Conservative Fund                   1,709             (517)          1,192
Strategic Income Fund                         4,513           (2,756)          1,757
Technology Fund                               9,950           (1,341)          8,609
Worldwide Fund                                2,037             (485)          1,552
International Equity Fund                    12,581          (31,947)        (19,366)
International GDP Fund                       19,941          (70,739)        (50,798)
Bond Fund                                     8,250           (7,550)            700
Intermediate Bond Fund                       17,860          (17,718)            142
Short Term Bond Fund                          4,512           (8,157)         (3,645)
U.S. Government Bond Fund                       956           (1,286)           (330)
Municipal Bond Fund                           6,788               --           6,788
Intermediate Municipal Bond Fund             16,019           (1,560)         14,459
Ohio Municipal Bond Fund                      7,330             (546)          6,784
Michigan Municipal Bond Fund                  3,440             (552)          2,888


                       SEE NOTES TO FINANCIAL STATEMENTS

                                                               FIFTH THIRD FUNDS
                          NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2003
--------------------------------------------------------------------------------

OPEN FUTURES CONTRACTS AS OF JULY 31, 2003:
(AMOUNTS IN THOUSANDS EXCEPT CONTRACT AMOUNT)

                                      NUMBER OF
                                      CONTRACTS


Small Cap Growth Fund                         18
                                      ----------
Large Cap Core Fund                            6
                                      ----------
Equity Index Fund                             58
                                      ----------
International Equity Fund                     80
                                              32
                                              23
                                             149
                                              21
                                              25
                                      ----------
                                             330
                                      ----------



                                                     UNREALIZED
                                       NOTIONAL     APPRECIATION/     MARKET
 CONTRACT TYPE                          AMOUNT     (DEPRECIATION)      VALUE
----------------------------------    -----------   -------------  ------------
 Russell 2000, 9/18/03                $    4,065    $        220   $      4,285
                                      ----------    ------------   ------------
 Standard & Poor's 500, 9/19/03            1,495             (11)         1,484
                                      ----------    ------------   ------------
 Standard & Poor's 500, 9/19/03           14,339               6         14,345
                                      ----------    ------------   ------------
 Long, CAC40 10, 9/30/03                   2,906              (6)         2,900
 Long, IBEX 35, 8/14/03                    2,475              71          2,546
 Long, MIB 30, 9/19/03                     3,481            (174)         3,307
 Long, Euro Stoxx 50, 9/19/03              4,255             (39)         4,216
 Long, FTSE 100, 9/19/03                   1,484             (87)         1,397
 Long, TOPIX, 9/11/03                      1,864              83          1,947
                                      ----------    ------------   ------------
                                      $   16,465    $       (152)  $     16,313
                                      ----------    ------------   ------------

International Equity Fund Foreign Currency Contracts as of July 31, 2003:



                                      CONTRACT                       CURRENT
                                       AMOUNT         CONTRACT        VALUE        UNREALIZED
     DELIVERY                          (LOCAL        VALUE U.S.        U.S.       APPRECIATION/
       DATE                           CURRENCY)        DOLLAR        DOLLAR      (DEPRECIATION)
    ---------                         ----------    ------------   -----------   --------------
AUSTRALIAN DOLLAR
------------------------------------------------
Short Contracts
    9/10/03                                  185    $       121    $       119   $            2
    9/10/03                                2,100          1,383          1,355               28
    9/10/03                                  767            506            495               11
Long Contracts
    9/10/03                                2,905          1,893          1,875              (18)
    9/10/03                                  109             72             70               (2)
    9/10/03                                   38             25             24               (1)
BRITISH POUND STERLING
------------------------------------------------
Short Contracts
    9/10/03                                  198            323            317                6
    9/10/03                                6,024          9,908          9,657              251
    9/10/03                                   25             41             39                2
    9/10/03                                2,037          3,345          3,265               80
Long Contracts
    9/10/03                                2,951          4,865          4,730             (135)
    9/10/03                                4,297          7,071          6,888             (183)
    9/10/03                                  725          1,192          1,161              (31)
    9/10/03                                  783          1,289          1,256              (33)
    9/10/03                                  396            659            635              (24)
EURO
------------------------------------------------
Short Contracts
    9/10/03                                8,202          9,596          9,222              374
    9/10/03                                  574            670            646               24
    9/10/03                                  720            838            809               29
    9/10/03                                  550            645            618               27
    9/10/03                                  894          1,027          1,004               23
    9/10/03                                  700            803            787               16
    9/10/03                                2,145          2,469          2,411               58
Long Contracts
    9/10/03                                7,905          9,232          8,886             (346)
    9/10/03                                2,676          3,123          3,008             (115)
    9/10/03                                2,765          3,225          3,108             (117)
    9/10/03                                1,925          2,248          2,164              (84)
    9/10/03                                2,091          2,438          2,350              (88)
    9/10/03                                  663            774            745              (29)
    9/10/03                                   81             95             92               (3)
    9/10/03                                  873          1,028            981              (47)
    9/10/03                                  929          1,092          1,044              (48)
    9/10/03                                  643            751            722              (29)
    9/10/03                                1,445          1,647          1,624              (23)
    9/10/03                                  666            754            748               (6)
    9/10/03                                1,450          1,660          1,632              (28)
    9/10/03                                1,091          1,225          1,226                1
JAPANESE YEN
------------------------------------------------
Short Contracts
    9/10/03                              272,177          2,315          2,261               54
    9/10/03                              568,330          4,831          4,722              109
    9/10/03                              523,470          4,451          4,349              102
    11/04/03                             365,870          3,047          3,045                2
Long Contracts
    9/10/03                            1,202,877         10,233          9,994             (239)
    9/10/03                              269,039          2,288          2,235              (53)
    9/10/03                               14,000            119            116               (3)
    9/10/03                                9,735            825            809              (16)


                       SEE NOTES TO FINANCIAL STATEMENTS

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
--------------------------------------------------------------------------------



The investment concentrations for the Equity Funds as a percentage of net assets, by industry, as of July 31, 2003, were as follows:



                                SMALL CAP  MID CAP    LARGE CAP   QUALITY   LARGE CAP
                                 GROWTH    GROWTH    OPPORTUNITY  GROWTH      CORE
                                  FUND       FUND       FUND       FUND       FUND
                                  -----     ------      -----      -----      -----
Advertising                        0.7%       1.6%         --       1.1%       0.3%
Aerospace/Defense                  1.4%       2.3%       1.3%       2.1%       1.0%
Agriculture                          --         --         --         --       0.9%
Airlines                             --         --         --         --       0.2%
Apparel                            0.7%       1.1%         --         --       0.3%
Auto Manufacturers                 0.8%         --         --         --       0.6%
Auto Parts & Equipment             0.3%       2.2%         --         --       0.3%
Banks                              6.3%       3.4%       3.2%      10.9%       7.6%
Beverages                            --         --       3.0%         --       2.4%
Biotechnology                      1.4%       2.7%       3.2%       6.2%       1.6%
Building Materials                   --         --         --         --       0.3%
Cash Equivalents                  15.2%      18.7%       7.7%       3.0%       1.4%
Chemicals                          0.6%         --       0.9%       1.4%       1.9%
Commercial Services                5.2%       4.1%       1.6%         --       1.4%
Computers                          5.0%       3.9%       9.1%       1.7%       4.4%
Cosmetics/Personal Care              --         --         --         --       2.0%
Distribution/Wholesale             0.4%       1.7%         --         --         --
Diversified Financial Services     0.6%       6.9%       3.6%       2.1%       8.1%
Electric                             --         --         --         --       2.7%
Electrical Components
      & Equipment                  1.3%         --         --       1.4%       0.3%
Electronics                        5.9%       6.1%       2.4%       7.6%       2.0%
Engineering & Construction         0.9%         --         --         --         --
Entertainment                      0.5%         --         --         --         --
Environmental Control              1.7%         --         --         --       0.2%
Food                                 --         --       1.1%       2.4%       1.4%
Food Service                         --         --         --         --         --
Forest Products & Paper              --         --         --         --       0.5%
Gas                                1.1%         --         --         --       0.2%
Hand/Machine Tools                   --         --         --         --       0.3%
Healthcare--Products               7.0%       5.8%       4.2%       1.3%       3.6%
Healthcare--Services               3.3%       1.6%       3.3%       1.9%       1.6%
Holding Companies--Diversified       --         --         --         --         --
Home Builders                      0.6%         --         --         --         --
Home Furnishings                   1.3%         --         --         --       0.2%
Household Products/Wares           1.6%         --       1.1%       0.8%       0.9%
Housewares                           --         --         --         --       0.3%
Insurance                          2.0%         --       7.5%       5.7%       5.0%
Internet                           2.8%         --         --         --       0.2%
Investment Companies               0.7%         --         --         --         --
Iron/Steel                           --         --         --         --         --
Leisure Time                       0.5%         --         --       1.1%         --
Lodging                            0.7%         --         --         --       0.3%
Machinery--Construction
      & Mining                       --         --         --         --         --
Machinery--Diversified             1.4%         --         --         --         --
Media                              1.1%         --       4.4%       4.6%       4.6%
Metal Fabricate/Hardware             --         --         --         --         --
Mining                               --         --         --         --       0.3%
Miscellaneous Manufacturing        0.8%       3.6%       5.9%       5.3%       5.2%
Office/Business Equipment            --         --         --         --       0.3%
Oil & Gas                          2.9%         --       2.6%       2.0%       5.4%
Oil & Gas Services                 0.8%       2.5%         --       1.2%       0.5%
Packaging & Containers               --         --         --         --       0.2%
Pharmaceuticals                    9.1%       6.6%       8.3%       4.7%       7.7%
Pipelines                            --         --         --         --         --
RealEstate                           --         --         --         --         --
REITS                                --         --         --         --         --
Retail                             5.7%      12.3%       6.1%      13.1%       6.4%
Savings & Loans                    2.4%         --         --         --       0.6%
Semiconductors                     8.5%      16.3%       6.9%      14.6%       4.3%
Software                           5.9%       9.8%      13.5%       4.5%       4.7%
Sovereign                          0.5%         --         --         --         --
Telecommunications                 3.4%       0.8%       3.1%         --       4.5%
Textiles                             --       0.8%         --       1.6%         --
Toys/Games/Hobbies                 0.8%       1.0%         --         --       0.2%
Transportation                     0.9%         --         --         --       1.0%
Water                                --         --         --         --         --




                                                                            DISCIPLINED
                                EQUITY    MICRO CAP  SMALL CAP   MULTI CAP   LARGE CAP
                                INDEX      VALUE       VALUE       VALUE        VALUE
                                 FUND      FUND        FUND        FUND         FUND
                                ------    --------   --------    ---------   ---------
Advertising                        0.2%        0.2%          --          --          --
Aerospace/Defense                  1.5%          --        1.5%        1.5%        2.2%
Agriculture                        1.0%          --          --          --          --
Airlines                           0.2%        0.2%        1.0%          --          --
Apparel                            0.3%        7.9%        2.2%          --          --
Auto Manufacturers                 0.6%          --          --          --        1.8%
Auto Parts & Equipment             0.2%        1.1%        1.6%        1.8%          --
Banks                              6.9%          --        5.5%        2.1%        8.3%
Beverages                          2.7%          --        2.6%          --          --
Biotechnology                      1.2%          --          --        1.8%          --
Building Materials                 0.2%        0.4%        1.3%        0.8%        1.6%
Cash Equivalents                   4.4%       12.0%        8.8%       17.4%        7.6%
Chemicals                          1.5%        1.5%        4.4%          --        3.0%
Commercial Services                1.0%        5.6%        1.7%          --          --
Computers                          4.3%        5.1%        2.5%        5.2%        3.2%
Cosmetics/Personal Care            2.3%          --          --        0.9%          --
Distribution/Wholesale             0.1%        2.7%        1.4%          --          --
Diversified Financial Services     7.8%        1.5%        2.6%        6.6%        7.6%
Electric                           2.4%          --        3.9%        1.5%        4.0%
Electrical Components
      & Equipment                  0.3%        2.0%        0.6%        0.5%          --
Electronics                        2.0%        3.7%        2.3%        3.1%        2.7%
Engineering & Construction           --        0.7%        0.5%          --          --
Entertainment                      0.1%        1.4%          --          --          --
Environmental Control              0.2%        1.0%        0.9%        0.9%          --
Food                               1.8%        0.4%        4.2%        3.8%        2.6%
Food Service                         --          --          --          --          --
Forest Products & Paper            0.5%          --          --        0.5%        3.8%
Gas                                0.1%          --        1.9%          --          --
Hand/Machine Tools                 0.1%          --          --        1.2%          --
Healthcare--Products               3.5%        4.4%        1.5%        1.6%          --
Healthcare--Services               1.1%        1.9%        4.6%        2.1%        1.2%
Holding Companies--Diversified       --          --          --          --          --
Home Builders                      0.1%          --          --          --          --
Home Furnishings                   0.1%        2.5%        1.3%        2.0%        0.9%
Household Products/Wares           0.3%          --        0.9%          --          --
Housewares                         0.1%        0.8%          --        1.1%        0.8%
Insurance                          4.9%        0.2%        5.2%        2.4%        5.7%
Internet                           0.7%        4.9%          --          --          --
Investment Companies                 --        1.9%          --        4.3%          --
Iron/Steel                         0.1%        1.3%          --        0.1%          --
Leisure Time                       0.4%        1.4%          --        1.0%        4.4%
Lodging                            0.3%        0.6%        0.6%        0.6%          --
Machinery--Construction
      & Mining                     0.2%          --          --          --        4.2%
Machinery--Diversified             0.3%        0.9%        2.1%        0.8%          --
Media                              3.8%          --        0.8%        3.3%        2.1%
Metal Fabricate/Hardware             --        0.6%        1.1%          --          --
Mining                             0.5%        2.7%        3.8%          --          --
Miscellaneous Manufacturing        5.1%        2.4%        1.8%        2.6%        2.1%
Office/Business Equipment          0.2%          --          --          --          --
Oil & Gas                          4.8%        2.6%        1.9%        6.1%        8.6%
Oil & Gas Services                 0.6%        1.4%        1.9%        1.2%        1.7%
Packaging & Containers             0.1%          --          --          --          --
Pharmaceuticals                    7.9%        2.7%          --        4.1%        5.5%
Pipelines                          0.2%        0.6%          --          --          --
RealEstate                           --          --          --          --          --
REITS                              0.4%        1.4%        5.4%        1.1%        0.5%
Retail                             7.2%        5.8%        6.3%        9.0%        7.2%
Savings & Loans                    0.5%          --        4.2%          --          --
Semiconductors                     3.6%        1.2%        3.4%        2.3%        2.4%
Software                           5.0%        1.0%        0.1%        0.9%          --
Sovereign                            --          --          --          --          --
Telecommunications                 4.5%        7.3%        0.4%        8.0%        5.4%
Textiles                           0.1%        0.3%          --          --          --
Toys/Games/Hobbies                 0.1%          --          --          --          --
Transportation                     1.4%        2.1%        2.2%        2.7%          --
Water                                --          --          --          --          --



                                             LIFEMODEL               LIFEMODEL
                                  LIFEMODEL  MODERATELY  LIFEMODEL   MODERATELY     LIFEMODEL
                                 AGGRESSIVE  AGGRESSIVE  MODERATE   CONSERVATIVE  CONSERVATIVE
                                   FUNDSM      FUNDSM     FUNDSM       FUNDSM        FUNDSM
                                   ------      ------     ------       ------        ------
Advertising                          --           --           --           --            --
Aerospace/Defense                    --           --           --           --            --
Agriculture                          --           --           --           --            --
Airlines                             --           --           --           --            --
Apparel                              --           --           --           --            --
Auto Manufacturers                   --           --           --           --            --
Auto Parts & Equipment               --           --           --           --            --
Banks                                --           --           --           --            --
Beverages                            --           --           --           --            --
Biotechnology                        --           --           --           --            --
Building Materials                   --           --           --           --            --
Cash Equivalents                     --           --           --           --            --
Chemicals                            --           --           --           --            --
Commercial Services                  --           --           --           --            --
Computers                            --           --           --           --            --
Cosmetics/Personal Care              --           --           --           --            --
Distribution/Wholesale               --           --           --           --            --
Diversified Financial Services       --           --           --           --            --
Electric                             --           --           --           --            --
Electrical Components
      & Equipment                    --           --           --           --            --
Electronics                          --           --           --           --            --
Engineering & Construction           --           --           --           --            --
Entertainment                        --           --           --           --            --
Environmental Control                --           --           --           --            --
Food                                 --           --           --           --            --
Food Service                         --           --           --           --            --
Forest Products & Paper              --           --           --           --            --
Gas                                  --           --           --           --            --
Hand/Machine Tools                   --           --           --           --            --
Healthcare--Products                 --           --           --           --            --
Healthcare--Services                 --           --           --           --            --
Holding Companies--Diversified       --           --           --           --            --
Home Builders                        --           --           --           --            --
Home Furnishings                     --           --           --           --            --
Household Products/Wares             --           --           --           --            --
Housewares                           --           --           --           --            --
Insurance                            --           --           --           --            --
Internet                             --           --           --           --            --
Investment Companies              99.7%        99.7%        99.6%        99.7%        100.0%
Iron/Steel                           --           --           --           --            --
Leisure Time                         --           --           --           --            --
Lodging                              --           --           --           --            --
Machinery--Construction
      & Mining                       --           --           --           --            --
Machinery--Diversified               --           --           --           --            --
Media                                --           --           --           --            --
Metal Fabricate/Hardware             --           --           --           --            --
Mining                               --           --           --           --            --
Miscellaneous Manufacturing          --           --           --           --            --
Office/Business Equipment            --           --           --           --            --
Oil & Gas                            --           --           --           --            --
Oil & Gas Services                   --           --           --           --            --
Packaging & Containers               --           --           --           --            --
Pharmaceuticals                      --           --           --           --            --
Pipelines                            --           --           --           --            --
RealEstate                           --           --           --           --            --
REITS                                --           --           --           --            --
Retail                               --           --           --           --            --
Savings & Loans                      --           --           --           --            --
Semiconductors                       --           --           --           --            --
Software                             --           --           --           --            --
Sovereign                            --           --           --           --            --
Telecommunications                   --           --           --           --            --
Textiles                             --           --           --           --            --
Toys/Games/Hobbies                   --           --           --           --            --
Transportation                       --           --           --           --            --
Water                                --           --           --           --            --




                                                          INTERNATIONAL   INTERNATIONAL
                                TECHNOLOGY     WORLDWIDE      EQUITY           GDP
                                   FUND          FUND          FUND           FUND
                                   ----          ----          ----           ----
Advertising                          --            --          0.1%           0.1%
Aerospace/Defense                    --            --          0.5%           0.2%
Agriculture                          --            --          0.7%           0.7%
Airlines                             --            --          0.4%           0.2%
Apparel                              --            --          0.1%           0.1%
Auto Manufacturers                   --            --          3.5%           4.5%
Auto Parts & Equipment               --            --          0.6%           0.7%
Banks                                --            --         14.5%          16.9%
Beverages                            --            --          1.7%           1.1%
Biotechnology                        --            --            --            --
Building Materials                   --            --          1.1%           1.1%
Cash Equivalents                  30.9%            --          8.7%           7.0%
Chemicals                            --            --          2.2%           2.5%
Commercial Services                0.2%            --          1.4%           0.5%
Computers                         13.3%            --          0.5%           0.2%
Cosmetics/Personal Care              --            --          1.1%           1.1%
Distribution/Wholesale               --            --          0.7%           0.7%
Diversified Financial Services       --            --          1.7%           1.2%
Electric                             --            --          3.6%           3.8%
Electrical Components
      & Equipment                    --            --          1.3%           1.2%
Electronics                        5.7%            --          2.0%           1.8%
Engineering & Construction           --            --          1.2%           1.0%
Entertainment                        --            --          0.3%            --
Environmental Control                --            --            --            --
Food                                 --            --          4.7%           4.2%
Food Service                         --            --          0.2%           0.2%
Forest Products & Paper              --            --          0.6%           0.5%
Gas                                  --            --          0.9%           0.6%
Hand/Machine Tools                   --            --          0.5%           0.7%
Healthcare--Products                 --            --          0.5%           0.5%
Healthcare--Services                 --            --            --            --
Holding Companies--Diversified       --            --          1.1%           0.8%
Home Builders                        --            --          0.2%           0.1%
Home Furnishings                     --            --          1.2%           1.3%
Household Products/Wares             --            --          0.3%           0.1%
Housewares                           --            --          0.1%            --
Insurance                            --            --          3.5%           4.3%
Internet                          12.8%            --          0.2%           0.1%
Investment Companies                 --        100.0%          0.1%           0.1%
Iron/Steel                           --            --          0.6%           0.5%
Leisure Time                         --            --          0.2%            --
Lodging                              --            --          0.3%           0.2%
Machinery--Construction
      & Mining                       --            --          0.2%           0.2%
Machinery--Diversified               --            --          0.2%           0.1%
Media                              3.4%            --          1.4%           1.3%
Metal Fabricate/Hardware             --            --          0.2%           0.1%
Mining                               --            --          1.3%           1.3%
Miscellaneous Manufacturing          --            --          1.4%           2.2%
Office/Business Equipment            --            --          1.1%           1.2%
Oil & Gas                            --            --          7.7%           9.0%
Oil & Gas Services                   --            --            --            --
Packaging & Containers               --            --          0.1%           0.1%
Pharmaceuticals                      --            --          7.9%           8.3%
Pipelines                            --            --            --            --
RealEstate                           --            --          1.5%           0.9%
REITS                                --            --            --            --
Retail                               --            --          1.9%           1.2%
Savings & Loans                      --            --            --            --
Semiconductors                    38.2%            --          0.5%           0.8%
Software                           8.2%            --          0.4%           0.5%
Sovereign                            --            --            --            --
Telecommunications                15.7%            --          9.1%          10.3%
Textiles                             --            --          0.2%           0.1%
Toys/Games/Hobbies                   --            --          0.2%           0.1%
Transportation                       --            --          1.5%           1.1%
Water                                --            --          0.2%           0.3%


                       SEE NOTES TO FINANCIAL STATEMENTS

                                 122-123 Spread

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
--------------------------------------------------------------------------------

The investment concentrations for the Balanced Fund and Strategic Income Fund as a percentage of net assets, by industry, as of July 31, 2003, were as follows:


                                                               STRATEGIC
                                                BALANCED        INCOME
                                                  FUND           FUND
                                                --------      -----------
Advertising                                       2.0%              --
Aerospace/Defense                                 0.7%              --
Auto Manufacturers                                0.3%            0.2%
Automobile ABS                                    1.2%              --
Automotive                                          --            0.2%
Banks                                             5.2%           14.6%
Beverages                                         1.5%              --
Cash Equivalents                                  7.1%            0.9%
Chemicals                                         2.9%            0.2%
Closed-end Funds                                    --           12.7%
Commercial MBS                                    1.1%              --
Commercial Services                               0.8%              --
Computers                                         1.3%              --
Cosmetics/Personal Care                           1.3%            0.8%
Credit Card ABS                                   1.2%            0.3%
Distribution/Wholesale                            1.9%              --
Diversified Financial Services                   11.2%           20.4%
Electric                                            --            6.8%
Electrical Components & Equipment                 1.6%              --
Electronics                                       2.1%              --
Entertainment                                       --            0.7%
Financial Services                                  --            1.6%
Food                                                --            4.2%
Gas                                                 --            0.9%


                                                               STRATEGIC
                                                BALANCED        INCOME
                                                  FUND           FUND
                                                --------      -----------
Healthcare-Products                               3.9%              --
Holding Companies-Diversified                       --            0.7%
Home Furnishings                                    --            0.2%
Household Products/Wares                          1.8%              --
Insurance                                         4.6%            6.1%
Media                                             1.3%              --
Mining                                            0.7%              --
Metal Fabricate/Hardware                            --            0.1%
Miscellaneous Manufacturing                       3.2%            0.3%
Oil & Gas                                         4.6%              --
Oil & Gas Services                                0.4%              --
Other ABS                                         0.9%              --
Pharmaceuticals                                   4.7%            1.5%
Pipelines                                           --            0.2%
REITS                                               --           13.9%
Retail                                            7.6%            2.3%
Savings & Loans                                   0.3%            2.2%
Semiconductors                                    2.9%              --
Software                                          4.0%              --
Sovereign                                        20.0%            4.2%
Telecommunications                                1.6%            3.3%
TRAINS                                            1.2%            0.4%
Transportation                                    0.7%            0.4%
Utilities                                         0.8%              --


The investment concentrations for the Bond Funds as a percentage of net assets, by industry, as of July 31, 2003, were as follows:



                                                                                              U.S.
                                                        INTERMEDIATE       SHORT TERM      GOVERNMENT
                                             BOND          BOND               BOND            BOND
                                             FUND          FUND               FUND            FUND
                                           --------     ------------       ----------      ----------
Aerospace/Defense                            1.2%             --                --             --
Auto Manufacturers                           0.5%           0.2%                --             --
Automobile ABS                               4.0%           3.9%             10.7%             --
Banks                                       12.7%          13.0%             21.3%             --
Beverages                                    3.7%             --                --             --
Cash Equivalents                             4.8%          14.4%              8.1%           2.0%
Chemicals                                      --           0.8%              0.3%             --
Commercial MBS                               1.2%           1.5%                --             --
Commercial Services                          0.5%           0.7%              0.6%             --
Computers                                      --           0.4%              1.0%             --
Cosmetics/Personal Care                        --           0.6%                --             --
Credit Card ABS                              6.4%           0.4%              4.3%             --
Diversified Financial Services              21.4%          33.4%              7.5%             --
Electric                                       --           0.9%                --             --
Food                                         0.6%           3.7%              1.7%             --
General Obligation                           0.7%             --                --             --
Insurance                                    0.6%             --              3.0%             --
Media                                          --           0.7%                --             --
Oil & Gas                                    0.7%           2.0%              1.3%             --
Other ABS                                      --           1.0%              1.0%             --
Pharmaceuticals                                --           0.6%                --             --
Regional (state/provnc)                        --             --              0.9%             --
Retail                                         --           1.4%                --             --
Savings & Loans                                --           1.2%              1.0%             --
Sovereign                                   57.1%          31.5%             41.1%         114.2%
Telecommunications                           4.6%           4.8%                --             --
TRAINS                                       0.5%             --                --             --
Transportation                                 --           0.6%                --             --
Utilities                                    1.2%             --                --             --
WL Collateral CMO                              --           0.6%                --             --
Miscellaneous Manufacturing                    --           0.6%                --             --


                       SEE NOTES TO FINANCIAL STATEMENTS




                                                                          FIFTH THIRD FUNDS
                                     NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                              JULY 31, 2003
-------------------------------------------------------------------------------------------


The investment concentrations for the Municipal Bond Funds as a percentage of net assets, by industry, as of July 31, 2003, were as follows:

                                                   INTERMEDIATE        OHIO         MICHIGAN
                                    MUNICIPAL        MUNICIPAL       MUNICIPAL      MUNICIPAL
                                      BOND             BOND            BOND           BOND
                                      FUND             FUND            FUND           FUND
                                   ----------      -----------       ---------     ----------
Airport                               10.2%             7.1%              --           4.5%
Cash Equivalents                       2.8%             2.9%            2.0%           2.2%
Development                            1.7%             1.6%            3.1%           6.2%
Education                             11.0%             2.6%            4.1%             --
Facilities                               --             6.5%           12.4%          16.4%
General                                7.7%             4.6%            3.0%           5.1%
General Obligation                    16.1%            21.0%           16.2%           8.9%
Higher Education                       3.5%             2.1%            9.5%           5.4%
Housing                                1.6%             1.6%            2.2%             --
Medical                                4.7%             4.9%           16.9%          14.1%
Multifamily Housing                      --               --              --           0.4%
Nursing Homes                            --               --              --           1.0%
Pollution                                --             1.2%            7.2%           3.0%
Power                                  1.5%             5.2%            6.8%           1.6%
School District                       21.1%            15.8%            7.8%          19.7%
Single Family Housing                  0.9%             2.0%            1.3%           3.5%
Student Loan                           4.1%             3.1%              --           2.8%
Transportation                        10.2%             7.8%            5.0%           5.1%
Utilities                              1.7%             7.1%            1.7%             --
Water                                    --             3.1%            1.5%           1.9%


                       SEE NOTES TO FINANCIAL STATEMENTS

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------


                                                          SMALL CAP     MID CAP       LARGE CAP       QUALITY
                                                           GROWTH       GROWTH       OPPORTUNITY      GROWTH
                                                            FUND         FUND           FUND           FUND
                                                         ----------    ----------    -----------   ------------
 Assets:
 Investments, at cost                                    $  354,876    $  403,119    $    24,132   $    986,545
 Net unrealized appreciation                                116,238        34,737            833         75,573
                                                         ----------    ----------    -----------   ------------
 Investments, at value                                      471,114       437,856         24,965      1,062,118
 Repurchase agreements, at cost                                  --            --             --             --
                                                         ----------    ----------    -----------   ------------
       Total Investments                                    471,114       437,856         24,965      1,062,118
 Cash                                                            --            --             --             --^
 Interest, dividends and other receivables                      203            29             11            532
 Receivable for investments sold                              2,792            --             --             --
 Receivable for Fund shares sold                                 10            27             --^           108
 Receivable for variation margin on futures contracts            42            --             --             --
 Receivable from Advisor and affiliates                          --            --             --^            --
 Prepaid expenses and other assets                               15            30             26             38
                                                         ----------    ----------    -----------   ------------
       Total Assets                                         474,176       437,942         25,002      1,062,796
                                                         ----------    ----------    -----------   ------------
 Liabilities:
 Payable to Custodian                                            --            --             --             --
 Payable for investments purchased                            4,438            --             --             --
 Payable for securities loaned                               58,723        59,223            957         24,295
 Payable for Fund shares redeemed                                --            15             20            156
 Options written, at value (premiums received $3)                 3            --             --             --
 Accrued expenses and other payables:
       Payable to Advisor and affiliates                        250           261             17            711
       Distribution and administrative services fees              5            14              3             69
       Other                                                     40            29              5             71
                                                         ----------    ----------    -----------   ------------
       Total Liabilities                                     63,459        59,542          1,002         25,302
                                                         ----------    ----------    -----------   ------------
 Net Assets:
 Paid-in Capital                                            297,447       387,764         42,497      1,108,336
 Accumulated net investment income (loss)                       (16)           --             --             --
 Accumulated net realized gain/(loss) from
       investment transactions and futures                   (3,172)      (44,101)       (19,330)      (146,415)
 Net unrealized appreciation on investments and futures     116,458        34,737            833         75,573
                                                         ----------    ----------    -----------   ------------
       Net Assets                                        $  410,717    $  378,400    $    24,000   $  1,037,494
                                                         ==========    ==========    ===========   ============
 Market value of securities loaned                       $   56,300    $   56,779    $       920   $     23,292
                                                         ==========    ==========    ===========   ============
 Net Assets:
       Institutional Shares                              $  391,934    $  335,285    $    14,659   $    795,988
       Class A Shares                                        16,471        35,504          8,264        211,221
       Class B Shares                                         1,407         5,846            350         20,700
       Class C Shares                                           436         1,525            727          8,380
       Advisor Shares                                           469           240             NA          1,205
                                                         ----------    ----------    -----------   ------------
       Total                                             $  410,717    $  378,400    $    24,000   $  1,037,494
                                                         ==========    ==========    ===========   ============
 Shares of Beneficial Interest Outstanding (Unlimited
  number of shares authorized, no par value):
       Institutional Shares                                  24,653        27,905            807         55,946
       Class A Shares                                         1,052         3,003            461         15,049
       Class B Shares                                            90           504             20          1,505
       Class C Shares                                            28           136             42            625
       Advisor Shares                                            30            20             NA             86
                                                         ----------    ----------    -----------   ------------
       Total                                                 25,853        31,568          1,330         73,211
                                                         ==========    ==========    ===========   ============
 Net Asset Value
       Institutional Shares                              $    15.90    $    12.02    $     18.17   $      14.23
                                                         ==========    ==========    ===========   ============
       Class A Shares-redemption price per share         $    15.65    $    11.82    $     17.94   $      14.04
                                                         ==========    ==========    ===========   ============
       Class B Shares-offering price per share*          $    15.61    $    11.59    $     17.77   $      13.75
                                                         ==========    ==========    ===========   ============
       Class C Shares-offering price per share*          $    15.62    $    11.17    $     17.30   $      13.40
                                                         ==========    ==========    ===========   ============
       Advisor Shares                                    $    15.75    $    11.78             NA   $      13.98
                                                         ==========    ==========    ===========   ============

 Maximum sales charge-Class A Shares                           5.00%         5.00%          5.00%          5.00%
 Maximum Offering Price (100%/(100%-Maximum sales charge)
       of net asset value adjusted to the nearest cent)
       per share (Class A Shares)                        $    16.47    $    12.44    $     18.88     $    14.78
                                                         ==========    ==========    ===========   ============



                                                          LARGE CAP      EQUITY                    MICRO CAP
                                                            CORE          INDEX       BALANCED       VALUE
                                                            FUND          FUND         FUND          FUND
                                                         ----------    ----------    ----------    ----------
 Assets:
 Investments, at cost                                    $  199,026    $  434,656    $  285,301    $  101,084
 Net unrealized appreciation                                  4,766       199,378         7,928        31,066
                                                         ----------    ----------    ----------    ----------
 Investments, at value                                      203,792       634,034       293,229       132,150
 Repurchase agreements, at cost                                  --            --            --        18,015
                                                         ----------    ----------    ----------    ----------
       Total Investments                                    203,792       634,034       293,229       150,165
 Cash                                                            10            --            --             --^
 Interest, dividends and other receivables                      287           769           871            49
 Receivable for investments sold                                 --            --            --           520
 Receivable for Fund shares sold                                 --            27            13           317
 Receivable for variation margin on futures contracts            16            39            --            --
 Receivable from Advisor and affiliates                           1             2            --            --
 Prepaid expenses and other assets                                9            24            30            21
                                                         ----------    ----------    ----------    ----------
       Total Assets                                         204,115       634,895       294,143       151,072
                                                         ----------    ----------    ----------    ----------
 Liabilities:
 Payable to Custodian                                            --            --            --            --
 Payable for investments purchased                               --            --        13,754         1,145
 Payable for securities loaned                                  775        13,314         9,870            --
 Payable for Fund shares redeemed                                 3             7           113            25
 Options written, at value (premiums received $3)                --            --            --            --
 Accrued expenses and other payables:
       Payable to Advisor and affiliates                        132           141           191           125
       Distribution and administrative services fees              5            11            33            18
       Other                                                     48            43            20            24
                                                         ----------    ----------    ----------    ----------
       Total Liabilities                                        963        13,516        23,981         1,337
                                                         ----------    ----------    ----------    ----------
 Net Assets:
 Paid-in Capital                                            256,044       485,347       336,698       115,554
 Accumulated net investment income (loss)                       137           656           307            --
 Accumulated net realized gain/(loss) from
       investment transactions and futures                  (57,784)      (64,008)      (74,771)        3,115
 Net unrealized appreciation on investments and futures       4,755       199,384         7,928        31,066
                                                         ----------    ----------    ----------    ----------
       Net Assets                                        $  203,152    $  621,379    $  270,162    $  149,735
                                                         ==========    ==========    ==========    ==========
 Market value of securities loaned                       $      743    $   12,764    $    9,462    $       --
                                                         ==========    ==========    ==========    ==========
 Net Assets:
       Institutional Shares                              $  181,278    $  583,530    $  177,052    $  100,676
       Class A Shares                                        21,288        33,402        73,287        18,297
       Class B Shares                                           557         2,409        13,972         4,254
       Class C Shares                                            29         1,711         5,747         1,166
       Advisor Shares                                            NA           327           104        25,342
                                                         ----------    ----------    ----------    ----------
       Total                                             $  203,152    $  621,379    $  270,162    $  149,735
                                                         ==========    ==========    ==========    ==========
 Shares of Beneficial Interest Outstanding (Unlimited
  number of shares  authorized, no par value):
       Institutional Shares                                  15,307        30,826        15,554        12,285
       Class A Shares                                         1,820         1,770         6,476         2,264
       Class B Shares                                            47           128         1,248           534
       Class C Shares                                             2            91           514           146
       Advisor Shares                                            NA            17             9         3,147
                                                         ----------    ----------    ----------    ----------
       Total                                                 17,176        32,832        23,801        18,376
                                                         ==========    ==========    ==========    ==========
 Net Asset Value
       Institutional Shares                              $    11.84    $    18.93    $    11.38    $     8.20
                                                         ==========    ==========    ==========    ==========
       Class A Shares-redemption price per share         $    11.70    $    18.87    $    11.32    $     8.08
                                                         ==========    ==========    ==========    ==========
       Class B Shares-offering price per share*          $    11.75    $    18.78    $    11.19    $     7.97
                                                         ==========    ==========    ==========    ==========
       Class C Shares-offering price per share*          $    11.76    $    18.78    $    11.17    $     7.97
                                                         ==========    ==========    ==========    ==========
       Advisor Shares                                            NA    $    18.86    $    11.30    $     8.05
                                                         ==========    ==========    ==========    ==========

 Maximum sales charge-Class A Shares                          5.00%         5.00%         5.00%         5.00%
 Maximum Offering Price (100%/(100%-Maximum sales charge)
       of net asset value adjusted to the nearest cent)
       per share (Class A Shares)                        $    12.32    $    19.86    $    11.92    $     8.51
                                                         ==========    ==========    ==========    ==========




                                                                                     DISCIPLINED
                                                         SMALL CAP      MULTI CAP     LARGE CAP     LIFEMODEL
                                                           VALUE         VALUE          VALUE      AGGRESSIVE
                                                           FUND          FUND           FUND         FUNDSM
                                                         ---------     ----------    -----------   ----------
Assets:
 Investments, at cost                                    $  64,677     $  209,391      $ 311,753    $  39,318
 Net unrealized appreciation                                 7,069         36,784         46,398        7,173
                                                         ---------     ----------      ---------    ---------
 Investments, at value                                      71,746        246,175        358,151       46,491
 Repurchase agreements, at cost                              2,189         26,742             --           --
                                                         ---------     ----------      ---------    ---------
       Total Investments                                    73,935        272,917        358,151       46,491#
 Cash                                                            1              1             --           --
 Interest, dividends and other receivables                      65            198            645           --^
 Receivable for investments sold                               647            358             --           --
 Receivable for Fund shares sold                                --             23              1          143
 Receivable for variation margin on futures contracts           --             --             --           --
 Receivable from Advisor and affiliates                         53             --             --            1
 Prepaid expenses and other assets                              48             10             28            4
                                                         ---------     ----------      ---------    ---------
       Total Assets                                         74,749        273,507        358,825       46,639
                                                         ---------     ----------      ---------    ---------
 Liabilities:
 Payable to Custodian                                           --             --             60           --^
 Payable for investments purchased                           1,360            195             --           --
 Payable for securities loaned                                  --         17,700          4,111           --
 Payable for Fund shares redeemed                               --             12             22           --
 Options written, at value (premiums received $3)               --             --             --           --
 Accrued expenses and other payables:
       Payable to Advisor and affiliates                        56            214            238            2
       Distribution and administrative services fees            --^            33              6            5
       Other                                                    --             31             29            2
                                                         ---------     ----------      ---------    ---------
       Total Liabilities                                     1,416         18,185          4,466            9
                                                         ---------     ----------      ---------    ---------
 Net Assets:
 Paid-in Capital                                            65,254        223,566        300,668       39,222
 Accumulated net investment income (loss)                       68             --            449           --
 Accumulated net realized gain/(loss) from
       investment transactions and futures                     942         (5,028)         6,844          235
 Net unrealized appreciation on investments and futures      7,069         36,784         46,398        7,173
                                                         ---------     ----------      ---------    ---------
       Net Assets                                        $  73,333     $  255,322      $ 354,359    $  46,630
                                                         =========     ==========      =========    =========
 Market value of securities loaned                       $      --     $   16,970      $   3,941    $      --
                                                         =========     ==========      =========    =========
 Net Assets:
       Institutional Shares                              $  72,783     $  182,485      $ 335,967    $  32,421
       Class A Shares                                          216         19,667         14,100       10,090
       Class B Shares                                          103         14,087          3,408        3,587
       Class C Shares                                           15          2,036            884          532
       Advisor Shares                                          216         37,047             NA           NA
                                                         ---------     ----------      ---------    ---------
       Total                                             $  73,333     $  255,322      $ 354,359    $  46,630
                                                         =========     ==========      =========    =========
 Shares of Beneficial Interest Outstanding (Unlimited
  number of shares authorized, no par value):
       Institutional Shares                                  4,149          9,593         28,342        2,856
       Class A Shares                                           12          1,043          1,191          891
       Class B Shares                                            6            756            286          318
       Class C Shares                                            1            109             75           47
       Advisor Shares                                           12          1,968             NA           NA
                                                         ---------     ----------      ---------    ---------
       Total                                                 4,180         13,469         29,894        4,112
                                                         =========     ==========      =========    =========
 Net Asset Value
       Institutional Shares                              $   17.54     $    19.02      $   11.85    $   11.35
                                                         =========     ==========      =========    =========
       Class A Shares-redemption price per share         $   17.52     $    18.85      $   11.83    $   11.33
                                                         =========     ==========      =========    =========
       Class B Shares-offering price per share*          $   17.48     $    18.63      $   11.93    $   11.26
                                                         =========     ==========      =========    =========
       Class C Shares-offering price per share*          $   17.48     $    18.61      $   11.76    $   11.26
                                                         =========     ==========      =========    =========
       Advisor Shares                                    $   17.51     $    18.82             NA           NA
                                                         =========     ==========      =========    =========

 Maximum sales charge-Class A Shares                         5.00%          5.00%          5.00%        5.00%
 Maximum Offering Price (100%/(100%-Maximum sales charge)
       of net asset value adjusted to the nearest cent)
       per share (Class A Shares)                        $   18.44      $   19.84      $   12.45    $   11.93
                                                         =========     ==========      =========    =========

----------------
* Redemption price per share varies by length of time shares are held. ^ Represents fewer than five hundred dollars.
# Represents investments in affiliates.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                 126-127 Spread

Fifth Third Funds
Statements of Assets and Liabilities
July 31, 2003
(Amounts in thousands except per share amounts)
--------------------------------------------------------------------------------

                                                              LIFEMODEL                     LIFEMODEL
                                                             MODERATELY      LIFEMODEL      MODERATELY       LIFEMODEL
                                                             AGGRESSIVE      MODERATE      CONSERVATIVE    CONSERVATIVE
                                                               FUNDSM         FUNDSM          FUNDSM          FUNDSM
                                                              ---------      ----------    ------------    ------------
 Assets:
 Investments, at cost                                         $   97,992     $  106,112       $  65,439        $ 35,121
 Net unrealized appreciation/(depreciation)                       12,123          9,893           4,322           1,286
                                                              ----------     ----------       ---------        --------
       Total Investments                                         110,115#       116,005#         69,761#         36,407#
 Cash                                                                 --             --              --^             --
 Foreign currency, at value (cost $0, $0, $0, $0, $0, $0, $0
       $269, $2,306, $0, $0 and $0, respectively)                     --             --              --              --
 Interest, dividends and other receivables                             1              1               1              --^
 Receivable for investments sold                                      --             --              --              --
 Receivable for Fund shares sold                                     381            527             216              --
 Receivable for forward foreign currency contracts                    --             --              --              --
 Reclaims receivable                                                  --             --              --              --
 Receivable from Advisor and affiliates                                2              3               2               1
 Prepaid expenses and other assets                                     8              8               6               6
                                                              ----------     ----------       ---------        --------
       Total Assets                                              110,507        116,544          69,986          36,414
                                                              ----------     ----------       ---------        --------
 Liabilities:
 Payable to Custodian                                                 --^            --^             --              --^
 Distributions payable                                                --             --              --              --
 Payable for investments purchased                                    --             --              --              --
 Payable for securities loaned                                        --             --              --              --
 Payable for Fund shares redeemed                                      3             17               4               1
 Payable for forward foreign currency contracts                       --             --              --              --
 Accrued expenses and other payables:
       Payable to Advisor and affiliates                               5              5               3               2
       Distribution and administrative services fees                  17             18              12              11
       Other                                                           7              9               6               1
                                                              ----------     ----------       ---------        --------
       Total Liabilities                                              32             49              25              15
                                                              ----------     ----------       ---------        --------
 Net Assets:
 Paid-in Capital                                                  97,901        106,628          64,885          34,938
 Accumulated net investment income                                    49            112              82              58
 Accumulated net realized gain/(loss) from
       investment transactions, futures and foreign currency         402           (138)            672             117
 Net unrealized appreciation/(depreciation)
       on investments, futures and foreign currency               12,123          9,893           4,322           1,286
                                                              ----------     ----------       ---------        --------
       Net Assets                                             $  110,475     $  116,495       $  69,961        $ 36,399
                                                              ==========     ==========       =========        ========
 Market value of securities loaned                            $       --     $       --       $      --        $     --
                                                              ==========     ==========       =========        ========
 Net Assets:
       Institutional Shares                                   $   62,677     $   71,538       $  40,412        $ 16,014
       Class A Shares                                             33,806         28,991          19,449           9,387
       Class B Shares                                             12,606         14,631           9,083           8,795
       Class C Shares                                              1,386          1,335           1,017           2,203
       Advisor Shares                                                 NA             NA              NA              NA
                                                              ----------     ----------       ---------        --------
       Total                                                  $  110,475     $  116,495       $  69,961        $ 36,399
                                                              ==========     ==========       =========        ========
 Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value):
       Institutional Shares                                        5,406          6,543           3,806           1,519
       Class A Shares                                              2,918          2,653           1,834             891
       Class B Shares                                              1,092          1,343             859             837
       Class C Shares                                                120            122              96             210
       Advisor Shares                                                 NA             NA              NA              NA
                                                              ----------     ----------       ---------        --------
       Total                                                       9,536         10,661           6,595           3,457
                                                              ==========     ==========       =========        ========
 Net Asset Value
       Institutional Shares                                   $    11.59     $    10.93       $   10.62        $  10.54
                                                              ==========     ==========       =========        ========
       Class A Shares-redemption price per share              $    11.58     $    10.93       $   10.60        $  10.53
                                                              ==========     ==========       =========        ========
       Class B Shares-offering price per share*               $    11.55     $    10.89       $   10.58        $  10.50
                                                              ==========     ==========       =========        ========
       Class C Shares-offering price per share*               $    11.55     $    10.90       $  10.59         $  10.51
                                                              ==========     ==========       =========        ========
       Advisor Shares                                                 NA             NA              NA              NA
                                                              ==========     ==========       =========        ========

 Maximum sales charge-Class A Shares                               5.00%          5.00%           5.00%           5.00%
 Maximum Offering Price (100%/(100%-Maximum sales charge)
       of net asset value adjusted to the nearest cent)
       per share (Class A Shares)                             $    12.19     $    11.51       $   11.16        $  11.08
                                                              ==========     ==========       =========        ========




                                                              STRATEGIC                                     INTERNATIONAL
                                                               INCOME        TECHNOLOGY      WORLDWIDE         EQUITY
                                                                FUND            FUND           FUND             FUND
                                                              ----------     ----------      ----------      ----------
 Assets:
 Investments, at cost                                         $  140,427     $   37,768      $   17,582      $  178,282
 Net unrealized appreciation/(depreciation)                        1,805          9,851           1,878         (16,091)
                                                              ----------     ----------      ----------      ----------
       Total Investments                                         142,232         47,619          19,460         162,191
 Cash                                                                 --^             8              --          10,144
 Foreign currency, at value (cost $0, $0, $0, $0, $0, $0, $0
       $269, $2,306, $0, $0 and $0, respectively)                     --             --              --             266
 Interest, dividends and other receivables                           614             --^              1             180
 Receivable for investments sold                                      --             --              --               1
 Receivable for Fund shares sold                                     203            151              --               2
 Receivable for forward foreign currency contracts                    --             --              --           1,199
 Reclaims receivable                                                  --             --              --             295
 Receivable from Advisor and affiliates                               --              2              53              39
 Prepaid expenses and other assets                                    16             27               5              32
                                                              ----------     ----------      ----------      ----------
       Total Assets                                              143,065         47,807          19,519         174,349
                                                              ----------     ----------      ----------      ----------
 Liabilities:
 Payable to Custodian                                                 --             --              --^             --
 Distributions payable                                               545             --              --              --
 Payable for investments purchased                                   202             --              --              --
 Payable for securities loaned                                        --         10,670              --           7,170
 Payable for Fund shares redeemed                                    332              3              34              11
 Payable for forward foreign currency contracts                       --             --              --           1,701
 Accrued expenses and other payables:
       Payable to Advisor and affiliates                             124             32              17             144
       Distribution and administrative services fees                  47              3               7               2
       Other                                                          11              8               5              28
                                                              ----------     ----------      ----------      ----------
       Total Liabilities                                           1,261         10,716              63           9,056
                                                              ----------     ----------      ----------      ----------
 Net Assets:
 Paid-in Capital                                                 141,826         86,177          31,062         215,823
 Accumulated net investment income                                   (50)            --              --           3,140
 Accumulated net realized gain/(loss) from
       investment transactions, futures and foreign currency      (1,777)       (58,937)        (13,484)        (37,210)
 Net unrealized appreciation/(depreciation)
       on investments, futures and foreign currency                1,805          9,851           1,878         (16,460)
                                                              ----------     ----------      ----------      ----------
       Net Assets                                             $  141,804     $   37,091      $   19,456      $  165,293
                                                              ==========     ==========      ==========      ==========
 Market value of securities loaned                            $       --     $   10,229      $       --      $    6,874
                                                              ==========     ==========      ==========      ==========
 Net Assets:
       Institutional Shares                                   $   67,649     $   29,573      $    3,577      $  159,160
       Class A Shares                                                 NA          5,218              NA           5,489
       Class B Shares                                                 NA          1,164              NA             340
       Class C Shares                                             37,810          1,081             336             304
       Advisor Shares                                             36,345             55          15,543              NA
                                                              ----------     ----------      ----------      ----------
       Total                                                  $  141,804     $   37,091      $   19,456      $  165,293
                                                              ==========     ==========      ==========      ==========
 Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value):
       Institutional Shares                                        6,203          3,390             314          20,428
       Class A Shares                                                 NA            603              NA             703
       Class B Shares                                                 NA            137              NA              44
       Class C Shares                                              3,494            128              31              41
       Advisor Shares                                              3,342              6           1,396              NA
                                                              ----------     ----------      ----------      ----------
       Total                                                      13,039          4,264           1,741          21,216
                                                              ==========     ==========      ==========      ==========
 Net Asset Value
       Institutional Shares                                   $    10.91     $     8.72      $    11.38      $     7.79
                                                              ==========     ==========      ==========      ==========
       Class A Shares-redemption price per share                      NA     $     8.66              NA      $     7.81
                                                              ==========     ==========      ==========      ==========
       Class B Shares-offering price per share*                       NA     $     8.47              NA      $     7.71
                                                              ==========     ==========      ==========      ==========
       Class C Shares-offering price per share*               $    10.82     $     8.44      $    11.02      $     7.50
                                                              ==========     ==========      ==========      ==========
       Advisor Shares                                         $    10.88     $     8.61      $    11.14              NA
                                                              ==========     ==========      ==========      ==========

 Maximum sales charge-Class A Shares                                  NA          5.00%              NA           5.00%
 Maximum Offering Price (100%/(100%-Maximum sales charge)
       of net asset value adjusted to the nearest cent)
       per share (Class A Shares)                                     NA     $     9.12              NA      $     8.22
                                                              ==========     ==========      ==========      ==========




                                                             INTERNATIONAL                INTERMEDIATE      SHORT TERM
                                                                  GDP           BOND          BOND            BOND
                                                                 FUND           FUND          FUND            FUND
                                                              -----------    -----------   -----------     -----------
 Assets:
 Investments, at cost                                         $   267,561    $   405,287   $   966,551     $   547,972
 Net unrealized appreciation/(depreciation)                       (50,139)         2,784         4,276           1,281
                                                              -----------    -----------   -----------     -----------
       Total Investments                                          217,422        408,071       970,827         549,253
 Cash                                                                  --             --            --              --
 Foreign currency, at value (cost $0, $0, $0, $0, $0, $0, $0
       $269, $2,306, $0, $0 and $0, respectively)                   2,317             --            --              --
 Interest, dividends and other receivables                            301          2,468         6,133           4,433
 Receivable for investments sold                                      984          5,674            --              --
 Receivable for Fund shares sold                                       --            358            25             160
 Receivable for forward foreign currency contracts                     --             --            --              --
 Reclaims receivable                                                  359             --            --              --
 Receivable from Advisor and affiliates                                --              2             2               1
 Prepaid expenses and other assets                                     14             30            28              14
                                                              -----------    -----------   -----------     -----------
       Total Assets                                               221,397        416,603       977,015         553,861
                                                              -----------    -----------   -----------     -----------
 Liabilities:
 Payable to Custodian                                                  --^            --             2              --
 Distributions payable                                                 --             --            --              --
 Payable for investments purchased                                     --         69,299        77,167              --
 Payable for securities loaned                                     12,894         13,627        82,365          28,968
 Payable for Fund shares redeemed                                      --             23           110             409
 Payable for forward foreign currency contracts                        --             --            --              --
 Accrued expenses and other payables:
       Payable to Advisor and affiliates                              137            181           405             235
       Distribution and administrative services fees                    1             12            15               5
       Other                                                           37             38            61              40
                                                              -----------    -----------   -----------     -----------
       Total Liabilities                                           13,069         83,180       160,125          29,657
                                                              -----------    -----------   -----------     -----------
 Net Assets:
 Paid-in Capital                                                  303,566        333,395       831,769         530,735
 Accumulated net investment income                                  3,094             55            54              63
 Accumulated net realized gain/(loss) from
       investment transactions, futures and foreign currency      (48,265)        (2,811)      (19,209)         (7,875)
 Net unrealized appreciation/(depreciation)
       on investments, futures and foreign currency               (50,067)         2,784         4,276           1,281
                                                              -----------    -----------   -----------     -----------
       Net Assets                                             $   208,328    $   333,423   $   816,890     $   524,204
                                                              ===========    ===========   ===========     ===========
 Market value of securities loaned                            $    12,362    $    13,065   $    78,966     $    27,773
                                                              ===========    ===========   ===========     ===========
 Net Assets:
       Institutional Shares                                   $   203,335    $   303,450   $   772,536     $   490,229
       Class A Shares                                               4,920         20,572        36,471          33,975
       Class B Shares                                                  65          7,418         5,564              NA
       Class C Shares                                                   8          1,246         2,319              NA
       Advisor Shares                                                  NA            737            NA              NA
                                                              -----------    -----------   -----------     -----------
       Total                                                  $   208,328    $   333,423   $   816,890     $   524,204
                                                              ===========    ===========   ===========     ===========
 Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value):
       Institutional Shares                                        19,311         30,465        76,951          50,279
       Class A Shares                                                 477          2,067         3,625           3,489
       Class B Shares                                                   6            745           556              NA
       Class C Shares                                                   1            125           231              NA
       Advisor Shares                                                  NA             74            NA              NA
                                                              -----------    -----------   -----------     -----------
       Total                                                       19,795         33,476        81,363          53,768
                                                              ===========    ===========   ===========     ===========
 Net Asset Value
       Institutional Shares                                   $     10.53    $      9.96   $     10.04     $      9.75
                                                              ===========    ===========   ===========     ===========
       Class A Shares-redemption price per share              $     10.32    $      9.95   $     10.06     $      9.74
                                                              ===========    ===========   ===========     ===========
       Class B Shares-offering price per share*               $     10.43    $      9.95   $     10.01              NA
                                                              ===========    ===========   ===========     ===========
       Class C Shares-offering price per share*               $     10.38    $      9.96   $     10.03              NA
                                                              ===========    ===========   ===========     ===========
       Advisor Shares                                                  NA    $      9.96            NA              NA
                                                              ===========    ===========   ===========     ===========

 Maximum sales charge-Class A Shares                                5.00%          4.75%         3.50%           3.50%
 Maximum Offering Price (100%/(100%-Maximum sales charge)
       of net asset value adjusted to the nearest cent)
       per share (Class A Shares)                             $     10.86    $     10.45   $     10.42     $     10.09
                                                              ===========    ===========   ===========     ===========

----------------------
* Redemption price per share varies by length of time shares are held. ^ Represents fewer than five hundred dollars.
# Represents investments in affiliates.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                 128-129 spread

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------


                                                                 U.S.                      INTERMEDIATE       OHIO       MICHIGAN
                                                              GOVERNMENT      MUNICIPAL     MUNICIPAL       MUNICIPAL    MUNICIPAL
                                                                 BOND           BOND          BOND            BOND         BOND
                                                                 FUND           FUND          FUND            FUND         FUND
                                                              ----------     ----------    ----------      ----------   ----------
 Assets:
 Investments, at cost                                         $   83,868     $   70,719    $  297,811      $  182,994   $  132,325
 Net unrealized appreciation/(depreciation)                         (139)         6,756        13,912           6,546        2,874
                                                              ----------     ----------    ----------      ----------   ----------
       Total Investments                                          83,729         77,475       311,723         189,540      135,199
 Interest, dividends and other receivables                           737            921         3,360           2,000        1,419
 Receivable for investments sold                                      --             --         5,463              --           --
 Receivable for Fund shares sold                                      --^            30            --              55           --
 Receivable from Advisor and affiliates                               --              1             2              --            1
 Prepaid expenses and other assets                                    21             14            22              23            6
                                                              ----------     ----------    ----------      ----------   ----------
       Total Assets                                               84,487         78,441       320,570         191,618      136,625
                                                              ----------     ----------    ----------      ----------   ----------
 Liabilities:
 Payable to Custodian                                                 --^            --            --              --^          --
 Payable for investments purchased                                12,293             --         9,266           3,278        3,703
 Payable for Fund shares redeemed                                     78             --            --              69           --
 Accrued expenses and other payables:
       Payable to Advisor and affiliates                              29             39           156              92           54
       Distribution and administrative services fees                  11              2             3              16            6
       Other                                                           8             12            35              12           12
                                                              ----------     ----------    ----------      ----------   ----------
       Total Liabilities                                          12,419             53         9,460           3,467        3,775
                                                              ----------     ----------    ----------      ----------   ----------
 Net Assets:
 Paid-in Capital                                                  70,878         70,418       294,048         181,516      129,771
 Accumulated net investment income                                   144             (2)           36              --            5
 Accumulated net realized gain from
       investment transactions                                     1,185          1,216         3,114              89          200
 Net unrealized appreciation/(depreciation)
       on investments                                               (139)         6,756        13,912           6,546        2,874
                                                              ----------     ----------    ----------      ----------   ----------
       Net Assets                                             $   72,068     $   78,388    $  311,110      $  188,151   $  132,850
                                                              ==========     ==========    ==========      ==========   ==========
 Net Assets:
       Institutional Shares                                   $   50,649     $   74,347    $  304,754      $  151,478   $  118,867
       Class A Shares                                             11,413          1,906         4,317          25,177        8,006
       Class B Shares                                                 NA          1,205         1,066           5,101        2,010
       Class C Shares                                             10,006            548           973           6,395        3,967
       Advisor Shares                                                 NA            382            NA              NA           NA
                                                              ----------     ----------    ----------      ----------   ----------
       Total                                                  $   72,068     $   78,388    $  311,110      $  188,151   $  132,850
                                                              ==========     ==========    ==========      ==========   ==========
 Shares of Beneficial Interest Outstanding (Unlimited
  number of shares authorized, no par value):
       Institutional Shares                                        4,924          7,085        28,635          14,579       11,525
       Class A Shares                                              1,109            181           405           2,424          777
       Class B Shares                                                 NA            115           100             500          195
       Class C Shares                                                979             52            92             618          385
       Advisor Shares                                                 NA             36            NA              NA           NA
                                                              ----------     ----------    ----------      ----------   ----------
       Total                                                       7,012          7,469        29,232          18,121       12,882
                                                              ==========     ==========    ==========      ==========   ==========
 Net Asset Value
       Institutional Shares                                   $    10.29     $    10.49    $    10.64      $    10.39   $    10.31
                                                              ==========     ==========    ==========      ==========   ==========
       Class A Shares-redemption price per share              $    10.29     $    10.54    $    10.65      $    10.39   $    10.30
                                                              ==========     ==========    ==========      ==========   ==========
       Class B Shares-offering price per share*                       NA     $    10.47    $    10.63      $    10.19   $    10.30
                                                              ==========     ==========    ==========      ==========   ==========
       Class C Shares-offering price per share*               $    10.22     $    10.48    $    10.63      $    10.35   $    10.29
                                                              ==========     ==========    ==========      ==========   ==========
       Advisor Shares                                                 NA     $    10.49            NA              NA           NA
                                                              ==========     ==========    ==========      ==========   ==========

 Maximum sales charge-Class A Shares                               4.75%          4.75%         3.50%           4.75%        4.75%
 Maximum Offering Price (100%/(100%-Maximum
       sales charge) of net asset value adjusted to the
       nearest cent) per share (Class A Shares)               $    10.80     $    11.07    $    11.04      $    10.91   $    10.81
                                                              ==========     ==========    ==========      ==========   ==========

------------------
*  Redemption price per share varies by length of time shares are held

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                               FIFTH THIRD FUNDS
                                                        STATEMENTS OF OPERATIONS
                                                FOR THE YEAR ENDED JULY 31, 2003
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                   SMALL CAP     MID CAP     LARGE CAP    QUALITY      LARGE CAP
                                                    GROWTH       GROWTH     OPPORTUNITY   GROWTH         CORE
                                                     FUND         FUND         FUND        FUND          FUND
                                                   ---------    ---------    --------    --------     ---------
 Investment Income:
 Interest income                                   $     287    $     130    $     --^   $     10     $       6
 Dividend income                                       2,957        1,286         190      10,036         6,643
                                                   ---------    ---------    --------    --------     ---------
       Total Investment Income                         3,244        1,416         190      10,046         6,649
                                                   ---------    ---------    --------    --------     ---------

 Expenses:
 Investment advisory fees                              2,948        2,479         191       7,062         2,440
 Administrative fees                                     730          537          41       1,531           604
 Distribution services fees-Class A Shares                36           72          21         494            51
 Distribution services fees-Class B Shares                11           51           3         188             4
 Distribution services fees-Class C Shares                 3            8           6          57            --^
 Distribution services fees-Advisor Shares                 1            1          NA           3            NA
 Administrative services fees-Class C Shares               1            3           2          19            --^
 Accounting fees                                         139          106          59         212           116
 Registration and filing fees                             30           41          35          53            37
 Transfer and dividend disbursing agent fees             134          141          43         427           111
 Custody fees                                             48           33          16          50            39
 Other expenses                                          109           82           3         229            86
                                                   ---------    ---------    --------    --------     ---------
       Total Expenses                                  4,190        3,554         420      10,325         3,488
                                                   ---------    ---------    --------    --------     ---------
       Less: Waiver and/or reimbursement from
           Advisor and/or affiliates                    (205)          --         (39)         --          (234)
                                                   ---------    ---------    --------    --------     ---------
       Net Expenses                                    3,985        3,554         381      10,325         3,254
                                                   ---------    ---------    --------    --------     ---------

       Net Investment Income/(Loss)                     (741)      (2,138)       (191)       (279)        3,395
                                                   ---------    ---------    --------    --------     ---------

 Realized and Unrealized Gains/(Losses)
       from Investments and Futures:
 Net realized gains/(losses) on investment
       transactions                                   (3,979)     (10,988)     (3,768)      4,122        13,970
 Net realized gains on futures transactions            3,303           --          --          --         1,494
 Change in unrealized appreciation/depreciation
       on investments and futures                     59,599       72,000       3,941      95,796       (14,705)
                                                   ---------    ---------    --------    --------     ---------

 Net realized and unrealized gains
       on investments and futures                     58,923       61,012         173      99,918           759
                                                   ---------    ---------    --------    --------     ---------
 Change in net assets resulting from operations    $  58,182    $  58,874    $    (18)   $ 99,639     $   4,154
                                                   =========    =========    ========    ========     =========

----------------------
^   Represents fewer than five hundred dollars.

                       SEE NOTES TO FINANCIAL STATEMENTS

FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2003
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                                                                       DISCIPLINED
                                                    EQUITY                   MICRO CAP      SMALL CAP     MULTI CAP    LARGE CAP
                                                     INDEX      BALANCED       VALUE         VALUE         VALUE        VALUE
                                                     FUND         FUND         FUND         FUND (a)        FUND         FUND
                                                   ---------    ---------    ---------      ---------     ---------    ---------
 Investment Income:
 Interest income                                   $      22    $   4,646    $     133      $       9     $     221    $       31
 Dividend income                                      10,583        2,200          571            266         2,306         6,500
                                                   ---------    ---------    ---------      ---------     ---------    ----------
       Total Investment Income                        10,605        6,846          704            275         2,527         6,531
                                                   ---------    ---------    ---------      ---------     ---------    ----------

 Expenses:
 Investment advisory fees                              1,752        2,200          968            150         1,661         1,847
 Administrative fees                                   1,012          477          168             29           288           400
 Distribution services fees-Class A Shares                69          186           20             --^           44            30
 Distribution services fees-Class B Shares                17          138           31             --^          121            28
 Distribution services fees-Class C Shares                 8           40            6             --^           12             5
 Distribution services fees-Advisor Shares                 1           --^          93             --^          179            NA
 Administrative services fees-Class C Shares               3           13            2             --^            4             2
 Accounting fees                                         187          107           84             23            86            82
 Registration and filing fees                             39           40           15              1            21            36
 Transfer and dividend disbursing agent fees             186          145           86             13           123            93
 Custody fees                                             50           29           58             14            47            32
 Other expenses                                          160           75           43             40            58            58
                                                   ---------    ---------    ---------      ---------     ---------    ----------
       Total Expenses                                  3,484        3,450        1,574            270         2,644         2,613
                                                   ---------    ---------    ---------      ---------     ---------    ----------
       Less: Waiver and/or reimbursement from
            Advisor and/or affiliates                 (1,051)         (52)         (64)           (62)          (69)          (47)
                                                   ---------    ---------    ---------      ---------     ---------    ----------
       Net Expenses                                    2,433        3,398        1,510            208         2,575         2,566
                                                   ---------    ---------    ---------      ---------     ---------    ----------

       Net Investment Income/(Loss)                    8,172        3,448         (806)            67           (48)        3,965
                                                   ---------    ---------    ---------      ---------     ---------    ----------

 Realized and Unrealized Gains/(Losses)
       from Investments and Futures:
 Net realized gains/(losses) on investment
   transactions                                       (3,611)     (16,453)       4,206            942        (1,746)       10,102
 Realized gain distributions from underlying funds        --           --           --             --            --            --
 Net realized gains on futures transactions            4,041           --           --             --            --            --
 Change in unrealized appreciation/depreciation
       on investments and futures                     48,150       27,794       33,764          7,069        43,085        32,421
                                                   ---------    ---------    ---------      ---------     ---------    ----------

 Net realized and unrealized gains on investments
  and futures                                         48,580       11,341       37,970          8,011        41,339        42,523
                                                   ---------    ---------    ---------      ---------     ---------    ----------
 Change in net assets resulting from operations    $  56,752    $  14,789    $  37,164      $   8,078     $  41,291    $   46,488
                                                   =========    =========    =========      =========     =========    ==========



                                                                LIFEMODEL                 LIFEMODEL
                                                    LIFEMODEL   MODERATELY   LIFEMODEL    MODERATELY      LIFEMODEL    STRATEGIC
                                                   AGGRESSIVE   AGGRESSIVE   MODERATE    CONSERVATIVE   CONSERVATIVE    INCOME
                                                    FUNDSM(b)    FUNDSM(b)   FUNDSM(b)     FUNDSM(b)      FUNDSM(b)      FUND
                                                   ---------    ----------   ---------   ------------   ------------   ----------
 Investment Income:
 Interest income                                   $      --    $       --   $      --        $    --     $       --    $     394
 Dividend income                                          95#          523#        881#           664#           522#       5,257
                                                   ---------    ----------   ---------        -------     ----------    ---------
       Total Investment Income                            95           523         881            664            522        5,651
                                                   ---------    ----------   ---------        -------     ----------    ---------

 Expenses:
 Investment advisory fees                                 27            64          70             44             27          856
 Administrative fees                                      41            79          85             57             37          148
 Distribution services fees-Class A Shares                 6            26          28             15             12           NA
 Distribution services fees-Class B Shares                12            42          55             37             43           NA
 Distribution services fees-Class C Shares                 1             3           3              3              7          133
 Distribution services fees-Advisor Shares                NA            NA          NA             NA             NA          160
 Administrative services fees-Class C Shares              --^            1           1              1              2           44
 Accounting fees                                          60            60          60             60             60           56
 Registration and filing fees                              1             1           1              2              1           13
 Transfer and dividend disbursing agent fees              29            39          40             34             30           49
 Custody fees                                              3             4           4              3              3           23
 Other expenses                                            6            15          18             10              8           24
                                                   ---------    ----------   ---------        -------     ----------    ---------
       Total Expenses                                    186           334         365            266            230        1,506
                                                   ---------    ----------   ---------        -------     ----------    ---------
       Less: Waiver and/or reimbursement from
            Advisor and/or affiliates                   (152)         (228)       (239)          (187)          (150)         (16)
                                                   ---------    ----------   ---------        -------     ----------    ---------
       Net Expenses                                       34           106         126             79             80        1,490
                                                   ---------    ----------   ---------        -------     ----------    ---------

       Net Investment Income/(Loss)                       61           417         755            585            442        4,161
                                                   ---------    ----------   ---------        -------     ----------    ---------

 Realized and Unrealized Gains/(Losses)
       from Investments and Futures:
 Net realized gains/(losses) on investment
   transactions                                          231+          377+       (161)+          660+           110+        (382)
 Realized gain distributions from underlying funds         7            25          23             12              7           --
 Net realized gains on futures transactions               --            --          --             --             --           --
 Change in unrealized appreciation/depreciation
       on investments and futures                      7,173        12,123       9,893          4,322          1,286          622
                                                   ---------    ----------   ---------        -------     ----------    ---------

 Net realized and unrealized gains on investments
  and futures                                          7,411        12,525       9,755          4,994          1,403          240
                                                   ---------    ----------   ---------        -------     ----------    ---------
 Change in net assets resulting from operations    $   7,472    $   12,942   $  10,510        $ 5,579     $    1,845    $   4,401
                                                   =========    ==========   =========        =======     ==========    =========

------------------------------------
(a) Reflects operations for the period from April 1, 2003 (date of commencement of operations) to July 31, 2003.
(b) Reflects operations for the period from August 1, 2002 (date of commencement of operations) to July 31, 2003.
^   Represents fewer than five hundred dollars.
#   Represents income from affiliates.
+   Represents realized gains from investment transactions with affiliates.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                 132-133 Spread

FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2003
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                           INTERNATIONAL   INTERNATIONAL              INTERMEDIATE
                                                   TECHNOLOGY   WORLDWIDE     EQUITY            GDP          BOND        BOND
                                                      FUND        FUND         FUND            FUND          FUND        FUND
                                                   ----------   ---------  -------------   -------------   ---------  ------------
 Investment Income:
 Interest income                                    $      11   $      24     $       54       $     138   $  17,642     $  36,824
 Dividend income                                           15         156          4,103           5,575         135           358
 Foreign tax withholding                                   --          --           (541)           (669)         --            --
                                                   ----------   ---------     ----------       ---------   ---------     ---------
       Total Investment Income                             26         180          3,616           5,044      17,777        37,182
                                                   ----------   ---------     ----------       ---------   ---------     ---------

 Expenses:
 Investment advisory fees                                 268         186          1,515           1,650       2,291         4,567
 Administrative fees                                       47          32            263             382         662         1,440
 Distribution services fees-Class A Shares                  9          NA             14              15          51            88
 Distribution services fees-Class B Shares                  8          NA              3               1          77            46
 Distribution services fees-Class C Shares                  2           2              1              --^          9            12
 Distribution services fees-Advisor Shares                 --^         75             NA              NA           4            NA
 Administrative services fees-Class C Shares                1           1             --^             --^          3             4
 Accounting fees                                           68          56            143             109         136           208
 Registration and filing fees                              34           9             38              31          41            36
 Transfer and dividend disbursing agent fees               46          34             58              67         132           237
 Custody fees                                              25           4            142              98          37            47
 Other expenses                                            16           7             33              42         106           203
                                                   ----------   ---------     ----------       ---------   ---------     ---------
       Total Expenses                                     524         406          2,210           2,395       3,549         6,888
                                                   ----------   ---------     ----------       ---------   ---------     ---------
       Less: Waiver and/or reimbursement from
            Advisor and/or affiliates                     (86)        (59)           (39)           (135)       (353)         (427)
       Distribution services-Class A Shares waived         --          --             --              --          --            --
                                                   ----------   ---------     ----------       ---------   ---------     ---------
       Net Expenses                                       438         347          2,171           2,260       3,196         6,461
                                                   ----------   ---------     ----------       ---------   ---------     ---------

       Net Investment Income/(Loss)                      (412)       (167)         1,445           2,784      14,581        30,721
                                                   ----------   ---------     ----------       ---------   ---------     ---------
 Realized and Unrealized Gains/(Losses)
       from Investments, Futures and Foreign
        Currency:
 Net realized gains/(losses) on investment and
       foreign currency transactions                   (9,239)       (921)       (16,332)        (10,261)     15,221        31,963
 Net realized gains on futures transactions                --          --            857              --          --            --
 Net increase from payment by advisor for losses
       realized on the disposal of investments in
       violation of restrictions                           --          53             --              --          --            --
 Change in unrealized appreciation/depreciation on
       investments, futures and foreign currency       22,870       2,280         19,788          16,693      (9,973)      (23,525)
                                                   ----------   ---------     ----------       ---------   ---------     ---------
 Net realized and unrealized gains/(losses)
      on investments, futures and foreign currency    13,631       1,412           4,313           6,432       5,248         8,438
                                                   ----------   ---------     ----------       ---------   ---------     ---------
 Change in net assets resulting from operations     $  13,219   $   1,245     $    5,758       $   9,216   $  19,829     $  39,159
                                                   ==========   =========     ==========       =========   =========     =========


                                                                    U.S.                   INTERMEDIATE      OHIO     MICHIGAN
                                                   SHORT TERM   GOVERNMENT   MUNICIPAL      MUNICIPAL      MUNICIPAL  MUNICIPAL
                                                      BOND          BOND       BOND           BOND           BOND       BOND
                                                      FUND          FUND       FUND           FUND           FUND       FUND
                                                   ----------   ----------   ---------     ------------    ---------  ---------
 Investment Income:
 Interest income                                    $  14,347    $   2,595   $   4,405        $  13,600    $   8,271  $   4,359
 Dividend income                                          294           57          28               94           45         54
 Foreign tax withholding                                   --           --          --               --           --         --
                                                    ---------    ---------   ---------        ---------    ---------  ---------
       Total Investment Income                         14,641        2,652       4,433           13,694        8,316      4,413
                                                    ---------    ---------   ---------        ---------    ---------  ---------

 Expenses:
 Investment advisory fees                               2,196          397         512            1,844        1,076        535
 Administrative fees                                      762          125         161              581          339        206
 Distribution services fees-Class A Shares                 63           29           7               14           56         14
 Distribution services fees-Class B Shares                 NA           NA           9                7           42         10
 Distribution services fees-Class C Shares                 NA           46           4                6           43         21
 Distribution services fees-Advisor Shares                 NA           NA           2               NA           NA         NA
 Administrative services fees-Class C Shares               NA           15           1                2           14          7
 Accounting fees                                          116           50          81              127           80         77
 Registration and filing fees                              20           28          25               30           35          9
 Transfer and dividend disbursing agent fees              115           34          47               94           72         45
 Custody fees                                              30           14           8               44           15         19
 Other expenses                                           102           14          32               76           41         29
                                                    ---------    ---------   ---------        ---------    ---------  ---------
       Total Expenses                                   3,404          752         889            2,825        1,813        972
                                                    ---------    ---------   ---------        ---------    ---------  ---------
       Less: Waiver and/or reimbursement from
            Advisor and/or affiliates                     (87)         (79)       (132)            (350)        (156)       (99)
       Distribution services-Class A Shares waived        (25)          --          --               --           --         (6)
                                                    ---------    ---------   ---------        ---------    ---------  ---------
       Net Expenses                                     3,292          673         757            2,475        1,657        867
                                                    ---------    ---------   ---------        ---------    ---------  ---------

       Net Investment Income/(Loss)                    11,349        1,979       3,676           11,219        6,659      3,546
                                                    ---------    ---------   ---------        ---------    ---------  ---------
 Realized and Unrealized Gains/(Losses)
       from Investments, Futures and Foreign
       Currency:
 Net realized gains/(losses) on investment and
       foreign currency transactions                    5,377        2,078       1,455            3,418          747        186
 Net realized gains on futures transactions                --           --          --               --           --         --
 Net increase from payment by advisor for losses
       realized on the disposal of investments in
       violation of restrictions                           --           --          --               --           --         --
 Change in unrealized appreciation/depreciation on
       investments, futures and foreign currency       (4,210)      (2,089)     (1,659)          (5,229)      (2,274)      (983)
                                                    ---------    ---------   ---------        ---------    ---------  ---------
 Net realized and unrealized gains/(losses)
       on investments, futures and foreign currency     1,167          (11)       (204)          (1,811)      (1,527)      (797)
                                                    ---------    ---------   ---------        ---------    ---------  ---------
 Change in net assets resulting from operations     $  12,516    $   1,968   $   3,472        $   9,408    $   5,132  $   2,749
                                                    =========    =========   =========        =========    =========  =========

----------------
^ Represents fewer than five hundred dollars.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                 134-135 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNT IN THOUSANDS)
--------------------------------------------------------------------------------

                                                        SMALL CAP                 MID CAP
                                                       GROWTH FUND              GROWTH FUND
                                                ----------------------     -----------------------
                                                   YEAR         YEAR         YEAR          YEAR
                                                   ENDED        ENDED        ENDED        ENDED
                                                 JULY 31,     JULY 31,      JULY 31,     JULY 31,
                                                   2003       2002 (a)       2003       2002 (b)
                                                ----------    ---------    ----------   ----------
 Change in Net Assets:
 Operations:
       Net investment income/(loss)             $     (741)  $   (1,419)   $   (2,138)  $   (1,624)
       Net realized gains/(losses) on
          investment transactions                   (3,979)      (2,756)      (10,988)     (33,111)
       Net realized gains/(losses) on
          futures transactions                       3,303          455            --           --
       Net change in unrealized appreciation/
          depreciation on investments
          and futures                               59,599     (129,498)       72,000      (66,125)
                                                ----------   ----------    ----------   ----------

 Change in net assets resulting from operations     58,182     (133,218)       58,874     (100,860)
                                                ----------   ----------    ----------   ----------

 Distributions from net investment income:
       Institutional Shares                             --           --            --           --
       Class A Shares                                   --           --            --           --
       Class B Shares                                   --           --            --           --
       Class C Shares                                   --           --            --           --
       Advisor Shares                                   --           --            --           --

 Distributions from net realized gains:
       Institutional Shares                             --      (21,767)           --       (8,553)
       Class A Shares                                   --         (635)           --       (1,277)
       Class B Shares                                   --           --^           --         (146)
       Class C Shares                                   --           --^           --          (49)
       Advisor Shares                                   --           --^           --           --^
                                                ----------   ----------    ----------   ----------

       Change in net assets from
          shareholder distributions                     --      (22,402)           --      (10,025)
                                                ----------   ----------    ----------   ----------

       Change in net assets from
          Fund share transactions                 (150,994)     (86,608)       75,340       52,992
                                                ----------   ----------    ----------   ----------

       Change in net assets                        (92,812)    (242,228)      134,214      (57,893)
 Net Assets:

       Beginning of period                         503,529      745,757       244,186      302,079
                                                ----------   ----------    ----------   ----------

       End of period                            $  410,717   $  503,529    $  378,400   $  244,186
                                                ==========   ==========    ==========   ==========

 Accumulated Net Investment Income              $      (16)  $      (18)   $       --   $       --
                                                ==========   ==========    ==========   ==========

                                                       LARGE CAP
                                                   OPPORTUNITY FUND           QUALITY GROWTH FUND
                                                ----------------------     ---------------------------
                                                   YEAR        YEAR            YEAR          YEAR
                                                  ENDED       ENDED            ENDED         ENDED
                                                 JULY 31,    JULY 31,         JULY 31,      JULY 31,
                                                   2003        2002             2003         2002 (b)
                                                ---------    ---------     ------------   ------------
 Change in Net Assets:
 Operations:
       Net investment income/(loss)             $    (191)   $    (372)    $       (279)  $     (3,545)
       Net realized gains/(losses) on
          investment transactions                  (3,768)      (5,774)           4,122       (150,505)
       Net realized gains/(losses) on
          futures transactions                         --           --               --             --
       Net change in unrealized appreciation/
          depreciation on investments
          and futures                               3,941       (7,060)          95,796       (167,735)
                                                ---------    ---------     ------------   ------------

 Change in net assets resulting from operations       (18)     (13,206)          99,639       (321,785)
                                                ---------    ---------     ------------   ------------

 Distributions from net investment income:
       Institutional Shares                            --           --              (46)            --
       Class A Shares                                  --           --               --             --
       Class B Shares                                  --           --               --             --
       Class C Shares                                  --           --               --             --
       Advisor Shares                                  NA           NA               --             --

 Distributions from net realized gains:
       Institutional Shares                            --           --               --        (24,361)
       Class A Shares                                  --           --               --        (10,603)
       Class B Shares                                  --           --               --           (611)
       Class C Shares                                  --           --               --           (386)
       Advisor Shares                                  NA           NA               --             --^
                                                ---------    ---------     ------------   ------------

       Change in net assets from
          shareholder distributions                    --           --              (46)       (35,961)
                                                ---------    ---------     ------------   ------------

       Change in net assets from
          Fund share transactions                  (2,859)     (13,531)         121,606         90,976
                                                ---------    ---------     ------------   ------------

       Change in net assets                        (2,877)     (26,737)         221,199       (266,770)
 Net Assets:

       Beginning of period                         26,877       53,614          816,295      1,083,065
                                                ---------    ---------     ------------   ------------

       End of period                            $  24,000    $  26,877     $  1,037,494   $    816,295
                                                =========    =========     ============   ============

 Accumulated Net Investment Income              $      --    $      --     $         --   $         --
                                                =========    =========     ============   ============

                                                  LARGE CAP CORE FUND           EQUITY INDEX FUND
                                                -----------------------    -------------------------
                                                   YEAR         YEAR          YEAR           YEAR
                                                  ENDED        ENDED         ENDED          ENDED
                                                 JULY 31,     JULY 31,      JULY 31,       JULY 31,
                                                   2003        2002 (c)       2003         2002 (a)
                                                ----------   ----------    ----------     ----------
 Change in Net Assets:
 Operations:
       Net investment income/(loss)             $    3,395   $    3,059    $    8,172     $    8,263
       Net realized gains/(losses) on
          investment transactions                   13,970      (23,820)       (3,611)       (48,145)
       Net realized gains/(losses) on
          futures transactions                       1,494          894         4,041         (1,936)
       Net change in unrealized appreciation/
          depreciation on investments
          and futures                              (14,705)    (165,088)       48,150       (169,153)
                                                ----------   ----------    ----------     ----------

 Change in net assets resulting from operations      4,154     (184,955)       56,752       (210,971)
                                                ----------   ----------    ----------     ----------

 Distributions from net investment income:
       Institutional Shares                         (3,186)      (2,864)       (7,758)        (7,881)
       Class A Shares                                 (166)        (163)         (333)          (289)
       Class B Shares                                   (1)          --^          (10)            (5)
       Class C Shares                                   --^          --^           (7)            (1)
       Advisor Shares                                   NA           NA            (1)            --^

 Distributions from net realized gains:
       Institutional Shares                             --      (10,670)           --             --
       Class A Shares                                   --         (719)           --             --
       Class B Shares                                   --           --^           --             --
       Class C Shares                                   --           --^           --             --
       Advisor Shares                                   NA           NA            --             --
                                                ----------   ----------    ----------     ----------

       Change in net assets from
          shareholder distributions                 (3,353)     (14,416)       (8,109)        (8,176)
                                                ----------   ----------    ----------     ----------

       Change in net assets from
          Fund share transactions                 (342,077)     157,616       (62,594)        (2,197)
                                                ----------   ----------    ----------     ----------

       Change in net assets                       (341,276)     (41,755)      (13,951)      (221,344)
 Net Assets:

       Beginning of period                         544,428      586,183       635,330        856,674
                                                ----------   ----------    ----------     ----------

       End of period                            $  203,152   $  544,428    $  621,379     $  635,330
                                                ==========   ==========    ==========     ==========

 Accumulated Net Investment Income              $      137   $       95    $      656     $      593
                                                ==========   ==========    ==========     ==========


                                                     BALANCED FUND
                                                ------------------------
                                                  YEAR          YEAR
                                                 ENDED         ENDED
                                                 JULY 31,      JULY 31,
                                                  2003        2002 (b)
                                                ---------    ---------
Change in Net Assets:
Operations:
      Net investment income/(loss)              $    3,448   $    3,221
      Net realized gains/(losses) on
         investment transactions                   (16,453)     (57,814)
      Net realized gains/(losses) on
         futures transactions                           --           --
      Net change in unrealized appreciation/
         depreciation on investments
         and futures                                27,794       (3,484)
                                                ----------   ----------

Change in net assets resulting from operations      14,789      (58,077)
                                                ----------   ----------

Distributions from net investment income:
      Institutional Shares                          (2,806)      (2,542)
      Class A Shares                                (1,006)      (1,074)
      Class B Shares                                  (101)        (114)
      Class C Shares                                   (39)         (53)
      Advisor Shares                                    (1)          --^

Distributions from net realized gains:
      Institutional Shares                              --       (3,358)
      Class A Shares                                    --       (1,544)
      Class B Shares                                    --         (190)
      Class C Shares                                    --          (98)
      Advisor Shares                                    --           --^
                                                ----------   ----------

      Change in net assets from
         shareholder distributions                  (3,953)      (8,973)
                                                ----------   ----------

      Change in net assets from
         Fund share transactions                   (30,491)      22,249
                                                ----------   ----------

      Change in net assets                         (19,655)     (44,801)
Net Assets:

      Beginning of period                          289,817      334,618
                                                ----------   ----------

      End of period                             $  270,162   $  289,817
                                                ==========   ==========

Accumulated Net Investment Income               $      305   $      430
                                                ==========   ==========

--------------------
(a) Reflects operations for the period from October 29, 2001 (date of commencement of operations) to July 31, 2002 for Class B, Class C and Advisor Shares.
(b) Reflects operations for the period from October 29, 2001 (date of commencement of operations) to July 31, 2002 for Advisor Shares.
(c) Reflects operations for the period from October 29, 2001 (date of commencement of operations) to July 31, 2002 for Class B and Class C Shares.
 ^  Represents fewer than five hundred dollars.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                136-137 Spreads

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                                                       SMALL CAP
                                                                MICRO CAP VALUE FUND                   VALUE FUND
                                                   ---------------------------------------------       ----------
                                                     YEAR           PERIOD             YEAR             PERIOD
                                                     ENDED           ENDED             ENDED             ENDED
                                                    JULY 31,        JULY 31,        DECEMBER 31,        JULY 31,
                                                     2003          2002 (a)          2001 (b)           2003 (c)
                                                   ----------      ----------       ------------       ----------
 Change in Net Assets:
 Operations:
       Net investment income/(loss)                $     (806)     $     (266)        $      (32)        $     67
       Net realized gains/(losses) on
           investment transactions                      4,206           1,280               (792)             942
       Realized gain distributions
           from underlying funds                           --              --                 --               --
       Net change in unrealized
           appreciation/depreciation
           on investments                              33,764          (6,424)             6,335            7,069
                                                   ----------      ----------         ----------         --------
 Change in net assets resulting
    from operations                                    37,164          (5,410)             5,511            8,078
                                                   ----------      ----------         ----------         --------

 Distributions from net investment income:
       Institutional Shares                                --              --                 --               --
       Class A Shares                                      --              --                 --               --
       Class B Shares                                      --              --                 --               --
       Class C Shares                                      --              --                 --               --

 Distributions from net realized gains:
       Institutional Shares                              (474)             --                 (6)              --
       Class A Shares                                     (35)             --                 --               --
       Class B Shares                                     (22)             --                 --               --
       Class C Shares                                      (6)             --                 --               --
       Advisor Shares                                    (138)             --                (13)              --
                                                   ----------      ----------         ----------         --------
       Change in net assets from
           shareholder distributions                     (675)             --                (19)              --
                                                   ----------      ----------         ----------         --------
       Change in net assets from
           Fund share transactions                     40,352          42,878              7,767           65,255
                                                   ----------      ----------         ----------         --------
       Change in net assets                            76,841          37,468             13,259           73,333

 Net Assets:
       Beginning of period                             72,894          35,426             22,167               --
                                                   ----------      ----------         ----------         --------
       End of period                               $  149,735      $   72,894         $   35,426         $ 73,333
                                                   ==========      ==========         ==========         ========

 Accumulated Net Investment Income                 $       --      $       --         $       --         $     68
                                                   ==========      ==========         ==========         ========


                                                                                                        DISCIPLINED LARGE CAP
                                                          MULTI CAP VALUE FUND                              VALUE FUND
                                                   ---------------------------------------------       ----------------------
                                                     YEAR           PERIOD             YEAR               YEAR         YEAR
                                                     ENDED           ENDED             ENDED             ENDED        ENDED
                                                    JULY 31,        JULY 31,        DECEMBER 31,        JULY 31,     JULY 31,
                                                      2003          2002 (a)          2001 (b)            2003         2002
                                                   ----------      ----------       ------------       ---------    ---------
 Change in Net Assets:
   Operations:
       Net investment income/(loss)                $      (48)     $     (177)         $      81       $   3,965    $     803
       Net realized gains/(losses) on
           investment transactions                     (1,746)         (3,009)             3,557          10,102          (75)
       Realized gain distributions
           from underlying funds                           --              --                 --              --           --
       Net change in unrealized
           appreciation/depreciation
           on investments                              43,085         (18,947)             1,958          32,421      (15,147)
                                                   ----------      ----------          ---------       ---------    ---------
 Change in net assets resulting
    from operations                                    41,291         (22,133)             5,596          46,488      (14,419)
                                                   ----------      ----------          ---------       ---------    ---------

 Distributions from net investment income:
       Institutional Shares                                --              --                (60)         (3,363)        (741)
       Class A Shares                                      --              --                (18)           (155)         (93)
       Class B Shares                                      --              --                 (9)            (19)          (3)
       Class C Shares                                      --              --                 (1)             (5)          (1)

 Distributions from net realized gains:
       Institutional Shares                                --              --               (827)         (2,679)      (3,789)
       Class A Shares                                      --              --               (289)           (184)        (632)
       Class B Shares                                      --              --               (213)            (41)        (105)
       Class C Shares                                      --              --                (22)            (10)         (28)
       Advisor Shares                                      --              --             (2,182)             NA           NA
                                                   ----------      ----------          ---------       ---------    ---------
       Change in net assets from
           shareholder distributions                       --              --             (3,621)         (6,456)      (5,392)
                                                   ----------      ----------          ---------       ---------    ---------
       Change in net assets from
           Fund share transactions                     94,611          64,161             25,207         217,403        5,400
                                                   ----------      ----------          ---------       ---------    ---------
       Change in net assets                           135,902          42,028             27,182         257,435      (14,411)

 Net Assets:
       Beginning of period                            119,420          77,392             50,210          96,924      111,335
                                                   ----------      ----------          ---------       ---------    ---------
       End of period                               $  255,322      $  119,420          $  77,392       $ 354,359    $  96,924
                                                   ==========      ==========          =========       =========    =========

 Accumulated Net Investment Income                 $       --      $       --          $      --       $     449    $      26
                                                   ==========      ==========          =========       =========    =========





                                                                   LIFEMODEL                         LIFEMODEL
                                                   LIFEMODEL       MODERATELY        LIFEMODEL       MODERATELY     LIFEMODEL
                                                   AGGRESSIVE      AGGRESSIVE         MODERATE      CONSERVATIVE   CONSERVATIVE
                                                     FUND SM         FUND SM          FUND SM         FUND SM         FUND SM
                                                   ----------      ----------       ------------    ------------   ------------
                                                    PERIOD          PERIOD            PERIOD           PERIOD         PERIOD
                                                     ENDED           ENDED             ENDED           ENDED          ENDED
                                                    JULY 31,        JULY 31,          JULY 31,        JULY 31,       JULY 31,
                                                    2003 (d)        2003 (d)          2003 (d)        2003 (d)       2003 (d)
                                                   ----------      ----------       ------------    ------------   ------------
 Change in Net Assets:
    Operations:
       Net investment income/(loss)                $       61      $      417         $      755      $      585     $      442
       Net realized gains/(losses) on
           investment transactions                        231             377               (161)            660            110
       Realized gain distributions
           from underlying funds                            7              25                 23              12              7
       Net change in unrealized
           appreciation/depreciation
           on investments                               7,173          12,123              9,893           4,322          1,286
                                                   ----------      ----------         ----------      ----------     ----------
 Change in net assets resulting
    from operations                                     7,472          12,942             10,510           5,579          1,845
                                                   ----------      ----------         ----------      ----------     ----------

 Distributions from net investment income:
       Institutional Shares                               (59)           (280)              (457)           (363)          (194)
       Class A Shares                                      (5)            (78)              (146)            (96)          (107)
       Class B Shares                                      --^             (9)               (38)            (40)           (69)
       Class C Shares                                      --^             (1)                (3)             (4)           (14)

 Distributions from net realized gains:
       Institutional Shares                                --              --                 --              --             --
       Class A Shares                                      --              --                 --              --             --
       Class B Shares                                      --              --                 --              --             --
       Class C Shares                                      --              --                 --              --             --
       Advisor Shares                                      NA              NA                 NA              NA             NA
                                                   ----------      ----------         ----------      ----------     ----------
       Change in net assets from
           shareholder distributions                      (64)           (368)              (644)           (503)          (384)
                                                   ----------      ----------         ----------      ----------     ----------
       Change in net assets from
           Fund share transactions                     39,222          97,901            106,629          64,885         34,938
                                                   ----------      ----------         ----------      ----------     ----------
       Change in net assets                            46,630         110,475            116,495          69,961         36,399

 Net Assets:
       Beginning of period                                 --              --                 --              --             --
                                                   ----------      ----------         ----------      ----------     ----------
       End of period                               $   46,630      $  110,475         $  116,495      $   69,961     $   36,399
                                                   ==========      ==========         ==========      ==========     ==========

 Accumulated Net Investment Income                 $       --      $       49         $      112      $       82     $       58
                                                   ==========      ==========         ==========      ==========     ==========

--------------------
(a) Reflects operations for the period from January 1, 2002 through July 31, 2002. The Fund changed its fiscal year end to July 31 from December 31.
(b) Reflects operations for the period from August 13, 2001 (date of commencement of operations) to December 31, 2001 for Class A, Class B and Class C Shares.
(c) Reflects operations for the period from April 1, 2003 (date of commencement of operations) to July 31, 2003.
(d) Reflects operations for the period from August 1, 2002 (date of commencement of operations) to July 31, 2003.
^   Represents fewer than five hundred dollars.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                 138-139 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                          STRATEGIC INCOME FUND                          TECHNOLOGY FUND
                                                   ---------------------------------------------    -------------------------
                                                     YEAR           PERIOD             YEAR            YEAR          YEAR
                                                     ENDED           ENDED             ENDED           ENDED         ENDED
                                                   JULY 31,         JULY 31,        DECEMBER 31,      JULY 31,      JULY 31,
                                                     2003           2002 (a)          2001 (b)         2003         2002 (c)
                                                   ----------      ----------       ------------    ----------     ----------
 Change in Net Assets:
 Operations:
       Net investment income/(loss)                $    4,161      $    1,142         $    2,335    $     (412)    $     (568)
       Net realized gains/(losses)
           on investment and foreign
           currency transactions                         (382)             74                806        (9,239)       (35,082)
       Net realized gains on
           futures transactions                            --              --                 --            --             --
       Net change in unrealized
           appreciation/depreciation
           on investments, futures and
           foreign currency                               622             266              1,320        22,870         12,792
                                                   ----------      ----------         ----------    ----------     ----------
 Change in net assets resulting
    from operations                                     4,401           1,482              4,461        13,219        (22,858)
                                                   ----------      ----------         ----------    ----------     ----------

 Distributions from net investment income:
       Institutional Shares                            (1,881)           (227)              (266)           --             --
       Class A Shares                                      NA              NA                 NA            --             --
       Class B Shares                                      NA              NA                 NA            --             --
       Class C Shares                                    (765)           (103)                (4)           --             --
    Advisor Shares                                     (1,442)           (934)            (2,121)           --             --

 Distributions from net realized gains:
       Institutional Shares                                --              --                 --            --             --
       Class A Shares                                      NA              NA                 NA            --             --
       Class B Shares                                      NA              NA                 NA            --             --
       Class C Shares                                      --              --                 --            --             --
       Advisor Shares                                      --              --                 --            --             --

 Return of capital:
       Advisor Shares                                      --              --                 (1)           --             --
                                                   ----------      ----------         ----------    ----------     ----------
       Change in net assets from
           shareholder distributions                   (4,088)         (1,264)            (2,392)           --             --
                                                   ----------      ----------         ----------    ----------     ----------
       Change in net assets from
           Fund share transactions                     90,612          11,659              1,233        (1,348)        (4,429)
                                                   ----------      ----------         ----------    ----------     ----------
       Change in net assets                            90,925          11,877              3,302        11,871        (27,287)

 Net Assets:
    Beginning of period                                50,879          39,002             35,700        25,220         52,507
                                                   ----------      ----------         ----------    ----------     ----------
    End of period                                  $  141,804      $   50,879         $   39,002    $   37,091     $   25,220
                                                   ==========      ==========         ==========    ==========     ==========

 Accumulated Net Investment Income                 $      (50)     $     (123)        $       --    $       --     $       --
                                                   ==========      ==========         ==========    ==========     ==========


                                                                                                          INTERNATIONAL
                                                                   WORLDWIDE FUND                          EQUITY FUND
                                                   ---------------------------------------------    -------------------------
                                                     YEAR            PERIOD            YEAR            YEAR          YEAR
                                                     ENDED            ENDED            ENDED           ENDED        ENDED
                                                    JULY 31,        JULY 31,        DECEMBER 31,      JULY 31,      JULY 31,
                                                      2003          2002 (a)          2001 (b)          2003         2002
                                                   ----------      ----------       ------------    ----------     ----------
 Change in Net Assets:
 Operations:

       Net investment income/(loss)                $     (167)     $     (221)        $     (191)   $    1,445     $      638
       Net realized gains/(losses)
           on investment and foreign
           currency transactions                         (868)         (1,021)            (5,822)      (16,332)       (13,932)
       Net realized gains on
           futures transactions                            --              --                 --           857          1,519
       Net change in unrealized
           appreciation/depreciation
           on investments, futures and
           foreign currency                             2,280          (2,690)             1,649        19,788        (11,449)
                                                   ----------      ----------         ----------    ----------     ----------
 Change in net assets resulting
    from operations                                     1,245          (3,932)            (4,364)        5,758        (23,224)
                                                   ----------      ----------         ----------    ----------     ----------

 Distributions from net investment income:
       Institutional Shares                                --              --                 --          (876)        (1,853)
       Class A Shares                                      NA              NA                 NA           (12)           (95)
       Class B Shares                                      NA              NA                 NA            --             (2)
       Class C Shares                                      --              --                 --            --             (2)
    Advisor Shares                                         --              --                 --            NA             NA

 Distributions from net realized gains:
       Institutional Shares                                --              --                 (9)           --             --
       Class A Shares                                      NA              NA                 NA            --             --
       Class B Shares                                      NA              NA                 NA            --             --
       Class C Shares                                      --              --                 --            --             --
       Advisor Shares                                      --              --               (267)           NA             NA

 Return of capital:
       Advisor Shares                                      --              --                 (4)           NA             NA
                                                   ----------      ----------         ----------    ----------     ----------
       Change in net assets from
           shareholder distributions                       --              --               (280)         (888)        (1,952)
                                                   ----------      ----------         ----------    ----------     ----------
       Change in net assets from
           Fund share transactions                     (3,496)          1,154             (9,190)        7,352         17,025
                                                   ----------      ----------         ----------    ----------     ----------
       Change in net assets                            (2,251)         (2,778)           (13,834)       12,222         (8,151)

 Net Assets:
    Beginning of period                                21,707          24,485             38,319       153,071        161,222
                                                   ----------      ----------         ----------    ----------     ----------
    End of period                                  $   19,456      $   21,707         $   24,485    $  165,293     $  153,071
                                                   ==========      ==========         ==========    ==========     ==========

 Accumulated Net Investment Income                 $       --      $       --         $       --    $    3,140     $      179
                                                   ==========      ==========         ==========    ==========     ==========



                                                      INTERNATIONAL GDP FUND                BOND FUND
                                                   --------------------------       --------------------------
                                                      YEAR           YEAR              YEAR           YEAR
                                                      ENDED          ENDED            ENDED          ENDED
                                                     JULY 31,       JULY 31,         JULY 31,        JULY 31,
                                                       2003         2002 (d)          2003           2002 (e)
                                                   ---------       ----------       ----------      ----------
 Change in Net Assets:
 Operations:
       Net investment income/(loss)                $    2,784      $    2,538       $   14,581      $   19,478
       Net realized gains/(losses)
           on investment and foreign
           currency transactions                      (10,261)        (35,232)          15,221          (4,827)
       Net realized gains on
           futures transactions                            --              --               --              --
       Net change in unrealized
           appreciation/depreciation
           on investments, futures and
           foreign currency                            16,693         (40,196)          (9,973)          3,641
                                                   ----------      ----------       ----------      ----------
 Change in net assets resulting
    from operations                                     9,216         (72,890)          19,829          18,292
                                                   ----------      ----------       ----------      ----------

 Distributions from net investment income:
       Institutional Shares                            (1,658)         (2,435)         (15,437)        (20,689)
       Class A Shares                                     (25)            (50)            (834)           (808)
       Class B Shares                                      --              --^            (259)           (176)
       Class C Shares                                      --^             --^             (40)            (40)
    Advisor Shares                                         NA              NA              (29)             (7)

 Distributions from net realized gains:
       Institutional Shares                                --         (16,044)              --              --
       Class A Shares                                      --            (390)              --              --
       Class B Shares                                      --              --^              --              --
       Class C Shares                                      --              --^              --              --
       Advisor Shares                                      NA              NA               --              --

 Return of capital:
       Advisor Shares                                      NA              NA               --              --
                                                   ----------      ----------       ----------      ----------
       Change in net assets from
           shareholder distributions                   (1,683)        (18,919)         (16,599)        (21,720)
                                                   ----------      ----------       ----------      ----------
       Change in net assets from
           Fund share transactions                    (76,141)       (117,045)        (102,207)        147,844
                                                   ----------      ----------       ----------      ----------
       Change in net assets                           (68,608)       (208,854)         (98,977)        144,416

 Net Assets:
    Beginning of period                               276,936         485,790          432,400         287,984
                                                   ----------      ----------       ----------      ----------
    End of period                                  $  208,328      $  276,936       $  333,423      $  432,400
                                                   ==========      ==========       ==========      ==========


 Accumulated Net Investment Income                 $    3,094      $    1,399       $       55      $       52
                                                   ==========      ==========       ==========      ==========


-------------------
(a) Reflects operations for the period from January 1, 2002 through July 31, 2002. The Fund changed its fiscal year end to July 31 from December 31.
(b) Reflects operations for the period from October 29, 2001 (date of commencement of operations) to December 31, 2001 for Class C Shares.
(c) Reflects operations for the period from October 29, 2001 (date of commencement of operations) to July 31, 2002 for Advisor Shares.
(d) Reflects operations for the period from October 29, 2001 (date of commencement of operations) to December 31, 2001 for Class B and Class C Shares.
(e) Reflects operations for the period from October 29, 2001 (date of commencement of operations) to December 31, 2001 for Class B, Class C and Advisor Shares.
^   Represents fewer than five hundred dollars.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                 140-141 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                       INTERMEDIATE BOND FUND            SHORT TERM BOND FUND
                                                   -----------------------------    --------------------------
                                                     YEAR            YEAR             YEAR           YEAR
                                                     ENDED           ENDED            ENDED          ENDED
                                                    JULY 31,        JULY 31,         JULY 31,        JULY 31,
                                                      2003          2002 (a)           2003           2002
                                                   ----------      ----------       ----------      ----------
 Change in Net Assets:
 Operations:
       Net investment income                       $   30,721      $   36,132       $   11,349      $   10,825
       Net realized gains on
           investment transactions                     31,963           2,628            5,377             633
    Net change in unrealized
           appreciation/depreciation
           on investments                             (23,525)         12,097           (4,210)          1,767
                                                   ----------      ----------       ----------      ----------
 Change in net assets resulting
    from operations                                    39,159          50,857           12,516          13,225
                                                   ----------      ----------       ----------      ----------

 Distributions from net investment income:
       Institutional Shares                           (32,749)        (38,749)         (15,973)        (13,086)
       Class A Shares                                  (1,379)         (1,249)            (922)           (309)
       Class B Shares                                    (145)            (30)              NA              NA
       Class C Shares                                     (50)            (16)              NA              NA
       Advisor Shares                                      NA              NA               NA              NA

 Distributions from net realized gains:
       Institutional Shares                                --              --               --              --
       Class A Shares                                      --              --               --              --
       Class B Shares                                      --              --               NA              NA
       Class C Shares                                      --              --               NA              NA
       Advisor Shares                                      NA              NA               NA              NA
                                                   ----------      ----------       ----------      ----------
       Change in net assets from
           shareholder distributions                  (34,323)        (40,044)         (16,895)        (13,395)
                                                   ----------      ----------       ----------      ----------
       Change in net assets from
           Fund share transactions                    (22,942)        152,145          204,682          87,287
                                                   ----------      ----------       ----------      ----------
       Change in net assets                           (18,106)        162,958          200,303          87,117

 Net Assets:
       Beginning of period                            834,996         672,038          323,901         236,784
                                                   ----------      ----------       ----------      ----------
       End of period                               $  816,890      $  834,996       $  524,204      $  323,901
                                                   ==========      ==========       ==========      ==========

 Accumulated Net Investment
        Income                                     $       54      $      148       $       63      $       24
                                                   ==========      ==========       ==========      ==========


                                                         U.S. GOVERNMENT
                                                           BOND FUND                    MUNICIPAL BOND FUND
                                                   --------------------------       --------------------------
                                                      YEAR           YEAR             YEAR             YEAR
                                                      ENDED          ENDED            ENDED            ENDED
                                                     JULY 31,       JULY 31,         JULY 31,         JULY 31,
                                                      2003           2002             2003           2002 (b)
                                                   ----------      ----------       ----------      ----------
 Change in Net Assets:
 Operations:
       Net investment income                       $    1,979      $    2,342       $    3,676      $    4,749
       Net realized gains on
           investment transactions                      2,078           1,382            1,455           1,704
    Net change in unrealized
           appreciation/depreciation
           on investments                              (2,089)            492           (1,659)            911
                                                   ----------      ----------       ----------      ----------
 Change in net assets resulting
    from operations                                     1,968           4,216            3,472           7,364
                                                   ----------      ----------       ----------      ----------

 Distributions from net investment income:
       Institutional Shares                            (1,566)         (1,914)          (3,539)         (4,670)
       Class A Shares                                    (299)           (237)             (89)            (51)
       Class B Shares                                      NA              NA              (27)             (4)
       Class C Shares                                    (108)            (49)             (14)             (3)
       Advisor Shares                                      NA              NA              (13)             (1)

 Distributions from net realized gains:
       Institutional Shares                              (838)             --           (1,357)         (2,794)
       Class A Shares                                    (174)             --              (30)            (24)
       Class B Shares                                      NA              NA              (12)             --^
       Class C Shares                                     (66)             --               (6)             (1)
       Advisor Shares                                      NA              NA               (5)             --^
                                                   ----------      ----------       ----------      ----------
       Change in net assets from
           shareholder distributions                   (3,051)         (2,200)          (5,092)         (7,548)
                                                   ----------      ----------       ----------      ----------
       Change in net assets from
           Fund share transactions                     11,283           6,475          (26,594)        (19,710)
                                                   ----------      ----------       ----------      ----------
       Change in net assets                            10,200           8,491          (28,214)        (19,894)

 Net Assets:
       Beginning of period                             61,868          53,377          106,602         126,496
                                                   ----------      ----------       ----------      ----------
       End of period                               $   72,068      $   61,868       $   78,388      $  106,602
                                                   ==========      ==========       ==========      ==========

 Accumulated Net Investment
        Income                                     $      144      $      119       $       (1)     $       20
                                                   ==========      ==========       ==========      ==========



                                                          INTERMEDIATE                        OHIO
                                                       MUNICIPAL BOND FUND             MUNICIPAL BOND FUND
                                                   --------------------------       --------------------------
                                                      YEAR            YEAR             YEAR            YEAR
                                                      ENDED           ENDED           ENDED           ENDED
                                                     JULY 31,        JULY 31,         JULY 31,        JULY 31,
                                                      2003          2002 (a)           2003            2002
                                                   ----------      ----------       ----------      ----------
 Change in Net Assets:
 Operations:
       Net investment income                       $   11,219      $   11,841       $    6,659      $    7,063
       Net realized gains on
           investment transactions                      3,418           4,215              747           1,360
    Net change in unrealized
           appreciation/depreciation
           on investments                              (5,229)          6,401           (2,274)          2,224
                                                   ----------      ----------       ----------      ----------
 Change in net assets resulting
    from operations                                     9,408          22,457            5,132          10,647
                                                   ----------      ----------       ----------      ----------

 Distributions from net investment income:
       Institutional Shares                           (10,926)        (11,522)          (5,666)         (6,146)
       Class A Shares                                    (157)           (151)            (711)           (571)
       Class B Shares                                     (17)             (2)            (107)            (57)
       Class C Shares                                     (19)             (5)            (144)            (62)
       Advisor Shares                                      NA              NA               NA              NA

 Distributions from net realized gains:
       Institutional Shares                            (2,215)         (5,020)              --              --
       Class A Shares                                     (37)            (91)              --              --
       Class B Shares                                      (4)             --               --              --
       Class C Shares                                      (5)             --               --              --
       Advisor Shares                                      NA              NA               NA              NA
                                                   ----------      ----------       ----------      ----------
       Change in net assets from
           shareholder distributions                  (13,380)        (16,791)          (6,628)         (6,836)
                                                   ----------      ----------       ----------      ----------
       Change in net assets from
           Fund share transactions                    (36,580)        102,863           (4,924)          7,028
                                                   ----------      ----------       ----------      ----------
       Change in net assets                           (40,552)        108,529           (6,420)         10,839

 Net Assets:
       Beginning of period                            351,662         243,133          194,571         183,732
                                                   ----------      ----------       ----------      ----------
       End of period                               $  311,110      $  351,662       $  188,151      $  194,571
                                                   ==========      ==========       ==========      ==========

 Accumulated Net Investment
        Income                                     $       37      $       38       $       --^     $       20
                                                   ==========      ==========       ==========      ==========


                                                           MICHIGAN
                                                      MUNICIPAL BOND FUND
                                                   -------------------------
                                                      YEAR            YEAR
                                                     ENDED           ENDED
                                                     JULY 31,        JULY 31,
                                                      2002           2002 (a)
                                                   ----------      ----------
 Change in Net Assets:
 Operations:
       Net investment income                       $    3,546      $    3,269
       Net realized gains on
           investment transactions                        186             514
    Net change in unrealized
           appreciation/depreciation
           on investments                                (983)          1,208
                                                   ----------      ----------
 Change in net assets resulting
    from operations                                     2,749           4,991
                                                   ----------      ----------

 Distributions from net investment income:
       Institutional Shares                            (3,306)         (3,126)
       Class A Shares                                    (158)           (128)
       Class B Shares                                     (20)             (3)
       Class C Shares                                     (55)             (7)
       Advisor Shares                                      NA              NA

 Distributions from net realized gains:
       Institutional Shares                              (351)           (399)
       Class A Shares                                     (18)            (18)
       Class B Shares                                      (2)             --^
       Class C Shares                                      (8)             --^
       Advisor Shares                                      NA              NA
                                                   ----------      ----------
       Change in net assets from
           shareholder distributions                   (3,918)         (3,681)
                                                   ----------      ----------
       Change in net assets from
           Fund share transactions                     33,006          15,578
                                                   ----------      ----------
       Change in net assets                            31,837          16,888

 Net Assets:
       Beginning of period                            101,013          84,125
                                                   ----------      ----------
       End of period                               $  132,850      $  101,013
                                                   ==========      ==========

 Accumulated Net Investment
        Income                                     $        5      $       (1)
                                                   ==========      ==========

-------------------
(a) Reflects operations for the period from October 29, 2001 (date of commencement of operations) to July 31, 2002 for Class B and Class C Shares.
(b) Reflects operations for the period from October 29, 2001 (date of commencement of operations) to July 31, 2002 for Class B, Class C and Advisor Shares.
^   Represents fewer than five hundred dollars.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                 142-143 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED -- FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                      SMALL CAP GROWTH FUND       MID CAP GROWTH FUND       LARGE CAP OPPORTUNITY FUND
                                     ------------------------   -----------------------    ---------------------------
                                      YEAR           YEAR          YEAR         YEAR          YEAR             YEAR
                                      ENDED          ENDED        ENDED        ENDED         ENDED            ENDED
                                     JULY 31,       JULY 31,     JULY 31,     JULY 31,      JULY 31,         JULY 31,
                                        2003        2002 (a)       2003       2002 (b)        2003             2002
                                     ---------     ----------   ----------   ----------    ---------         ---------
 Capital Transactions:
 Institutional Shares
       Shares issued                 $  119,416    $  168,440   $  194,298   $  131,979    $   3,179         $   2,257
       Shares issued in merger               --            --           --           --           --                --
       Dividends reinvested                  --        21,724           --        8,553           --                --
       Shares redeemed                 (269,035)     (278,357)    (120,202)     (94,558)      (5,141)           (9,148)
                                     ----------    ----------   ----------   ----------    ---------         ---------
       Total Institutional Shares      (149,619)      (88,193)      74,096       45,974       (1,962)           (6,891)
                                     ----------    ----------   ----------   ----------    ---------         ---------
 Class A Shares
       Shares issued                     61,016        32,941       27,619       64,449          812               329
       Shares issued in merger               --            --           --           --           --                --
       Dividends reinvested                  --           608           --        1,274           --                --
       Shares redeemed                  (62,980)      (33,789)     (26,771)     (62,434)      (1,675)           (6,547)
                                     ----------    ----------   ----------   ----------    ---------         ---------
       Total Class A Shares              (1,964)         (240)         848        3,289         (863)           (6,218)
                                     ----------    ----------   ----------   ----------    ---------         ---------
 Class B Shares
       Shares issued                        525         1,096          854        3,836          108               231
       Shares issued in merger               --            --           --           --           --                --
       Dividends reinvested                  --            --^          --          145           --                --
       Shares redeemed                     (169)          (21)        (814)        (642)         (43)               (7)
                                     ----------    ----------   ----------   ----------    ---------         ---------
       Total Class B Shares                 356         1,075           40        3,339           65               224
                                     ----------    ----------   ----------   ----------    ---------         ---------
 Class C Shares
       Shares issued                        131           569          518          457            6                24
       Shares issued in merger               --            --           --           --           --                --
       Dividends reinvested                  --            --^          --           49           --                --
       Shares redeemed                      (89)         (109)        (233)        (312)        (105)             (670)
                                     ----------    ----------   ----------   ----------    ---------         ---------
       Total Class C Shares                  42           460          285          194          (99)             (646)
                                     ----------    ----------   ----------   ----------    ---------         ---------
 Advisor Shares
       Shares issued                        262           306          158          196           NA                NA
       Dividends reinvested                  --            --^          --           --^          NA                NA
       Shares redeemed                      (71)          (16)         (87)          --           NA                NA
                                     ----------    ----------   ----------   ----------    ---------         ---------
       Total Advisor Shares                 191           290           71          196           NA                NA
                                     ----------    ----------   ----------   ----------    ---------         ---------
 Change from capital transactions    $ (150,994)   $  (86,608)  $   75,340   $   52,992    $  (2,859)        $ (13,531)
                                     ==========    ==========   ==========   ==========    =========         =========
 Share Transactions:
 Institutional Shares
       Shares issued                      9,065        10,264       19,279       10,085          186               102
       Shares issued in merger               --            --           --           --           --                --
       Dividends reinvested                  --         1,254           --          586           --                --
       Shares redeemed                  (19,861)      (16,625)     (11,658)      (7,317)        (299)             (416)
                                     ----------    ----------   ----------   ----------    ---------         ---------
       Total Institutional Shares       (10,796)       (5,107)       7,621        3,354         (113)             (314)
                                     ----------    ----------   ----------   ----------    ---------         ---------
 Class A Shares
       Shares issued                      4,684         2,031        2,781        4,860           49                15
       Shares issued in merger               --            --           --           --           --                --
       Dividends reinvested                  --            36           --           88           --                --
       Shares redeemed                   (4,850)       (2,062)      (2,763)      (4,725)         (99)             (299)
                                     ----------    ----------   ----------   ----------    ---------         ---------
       Total Class A Shares                (166)            5           18          223          (50)             (284)
                                     ----------    ----------   ----------   ----------    ---------         ---------
 Class B Shares
       Shares issued                         39            65           84          291            7                10
       Shares issued in merger               --            --           --           --           --                --
       Dividends reinvested                  --            --^          --           10           --                --
       Shares redeemed                      (13)           (1)         (82)         (52)          (3)               --^
                                     ----------    ----------   ----------   ----------    ---------         ---------
       Total Class B Shares                  26            64            2          249            4                10
                                     ----------    ----------   ----------   ----------    ---------         ---------
 Class C Shares
       Shares issued                         10            32           51           36           --^                1
       Shares issued in merger               --            --           --           --           --                --
       Dividends reinvested                  --            --^          --            4           --                --
       Shares redeemed                       (7)           (7)         (25)         (28)          (6)              (31)
                                     ----------    ----------   ----------   ----------    ---------         ---------
       Total Class C Shares                   3            25           26           12           (6)              (30)
                                     ----------    ----------   ----------   ----------    ---------         ---------
 Advisor Shares
       Shares issued                         19            17           15           14           NA                NA
       Dividends reinvested                  --            --^          --           --^          NA                NA
       Shares redeemed                       (5)           (1)          (9)          --           NA                NA
                                     ----------    ----------   ----------   ----------    ---------         ---------
       Total Advisor Shares                  14            16            6           14           NA                NA
                                     ----------    ----------   ----------   ----------    ---------         ---------
 Change from share transactions         (10,919)       (4,997)       7,673        3,852         (165)             (618)
                                     ==========    ==========   ==========   ==========    =========         =========

                                       QUALITY GROWTH FUND        LARGE CAP CORE FUND           EQUITY INDEX FUND
                                     ------------------------   -----------------------    --------------------------
                                        YEAR          YEAR        YEAR         YEAR            YEAR           YEAR
                                       ENDED         ENDED       ENDED        ENDED           ENDED          ENDED
                                      JULY 31,      JULY 31,     JULY 31,     JULY 31,       JULY 31,       JULY 31,
                                        2003        2002 (b)      2003        2002 (c)         2003         2002 (a)
                                     ----------    ---------    ----------   ----------    ----------      ----------
 Capital Transactions:
 Institutional Shares

       Shares issued                 $  301,476    $  197,342   $   38,891   $  173,281    $  137,684      $  200,646
       Shares issued in merger               --            --           --      153,140            --              --
       Dividends reinvested                  24        24,358        1,343       11,686         5,933           5,997
       Shares redeemed                 (151,743)     (127,906)    (379,356)    (174,880)     (214,448)       (210,470)
                                     ----------    ----------   ----------   ----------    ----------      ----------
       Total Institutional Shares       149,757        93,794     (339,122)     163,227       (70,831)         (3,827)
                                     ----------    ----------   ----------   ----------    ----------      ----------
 Class A Shares
       Shares issued                    268,571        69,514        3,436        5,237        51,715           6,739
       Shares issued in merger               --            --           --          682            --              --
       Dividends reinvested                  --        10,249          159          857           315             276
       Shares redeemed                 (296,493)      (96,076)      (6,717)     (12,845)      (45,920)         (7,652)
                                     ----------    ----------   ----------   ----------    ----------      ----------
       Total Class A Shares             (27,922)      (16,313)      (3,122)      (6,069)        6,110            (637)
                                     ----------    ----------   ----------   ----------    ----------      ----------
 Class B Shares
       Shares issued                      2,929        15,253          254          333         1,155           1,740
       Shares issued in merger               --            --           --          125            --              --
       Dividends reinvested                  --           605            1            1            10               5
       Shares redeemed                   (3,556)       (2,967)         (95)         (25)         (262)           (138)
                                     ----------    ----------   ----------   ----------    ----------      ----------
       Total Class B Shares                (627)       12,891          160          434           903           1,607
                                     ----------    ----------   ----------   ----------    ----------      ----------
 Class C Shares
       Shares issued                      1,454         2,007            9            9         1,121             666
       Shares issued in merger               --            --           --           15            --              --
       Dividends reinvested                  --           383           --^          --^            4              --^
       Shares redeemed                   (1,775)       (2,255)          (2)          --^         (196)            (13)
                                     ----------    ----------   ----------   ----------    ----------      ----------
       Total Class C Shares                (321)          135            7           24           929             653
                                     ----------    ----------   ----------   ----------    ----------      ----------
 Advisor Shares
       Shares issued                        788           519           NA           NA           295               7
       Dividends reinvested                  --            --^          NA           NA             1              --^
       Shares redeemed                      (69)          (50)          NA           NA            (1)             --
                                     ----------    ----------   ----------   ----------    ----------      ----------
       Total Advisor Shares                 719           469           NA           NA           295               7
                                     ----------    ----------   ----------   ----------    ----------      ----------
 Change from capital transactions    $  121,606    $   90,976   $ (342,077)  $  157,616    $  (62,594)     $   (2,197)
                                     ==========    ==========   ==========   ==========    ==========      ==========
 Share Transactions:
 Institutional Shares
       Shares issued                     24,210        11,678        3,552        7,649         7,966           9,573
       Shares issued in merger               --            --           --       14,672            --              --
       Dividends reinvested                   2         1,327          126          821           348             292
       Shares redeemed                  (12,126)       (7,893)     (34,872)     (12,740)      (12,426)        (10,533)
                                     ----------    ----------   ----------   ----------    ----------      ----------
       Total Institutional Shares        12,086         5,112      (31,194)      10,402        (4,112)           (668)
                                     ----------    ----------   ----------   ----------    ----------      ----------
 Class A Shares
       Shares issued                     22,353         4,321          323          364         3,101             332
       Shares issued in merger               --            --           --           66            --              --
       Dividends reinvested                  --           563           15           61            18              13
       Shares redeemed                  (24,690)       (6,080)        (625)        (958)       (2,777)           (379)
                                     ----------    ----------   ----------   ----------    ----------      ----------
       Total Class A Shares              (2,337)       (1,196)        (287)        (467)          342             (34)
                                     ----------    ----------   ----------   ----------    ----------      ----------
 Class B Shares
       Shares issued                        239           926           24           22            66              84
       Shares issued in merger               --            --           --           12            --              --
       Dividends reinvested                  --            34           --^          --^            1              --^
       Shares redeemed                     (295)         (196)          (9)          (2)          (15)             (8)
                                     ----------    ----------   ----------   ----------    ----------      ----------
       Total Class B Shares                 (56)          764           15           32            52              76
                                     ----------    ----------   ----------   ----------    ----------      ----------
 Class C Shares
       Shares issued                        121           125           --^           1            65              38
       Shares issued in merger               --            --           --            1            --              --
       Dividends reinvested                  --            22           --^          --^           --^             --^
       Shares redeemed                     (151)         (149)          --^          --^          (11)             (1)
                                     ----------    ----------   ----------   ----------    ----------      ----------
       Total Class C Shares                 (30)           (2)          --^           2            54              37
                                     ----------    ----------   ----------   ----------    ----------      ----------
 Advisor Shares
       Shares issued                         63            33           NA           NA            17              --
       Dividends reinvested                  --            --^          NA           NA            --^             --^
       Shares redeemed                       (6)           (4)          NA           NA            --^             --
                                     ----------    ----------   ----------   ----------    ----------      ----------
       Total Advisor Shares                  57            29           NA           NA            17              --^
                                     ----------    ----------   ----------   ----------    ----------      ----------
 Change from share transactions           9,720         4,707      (31,466)       9,969        (3,647)           (589)
                                     ==========    ==========   ==========   ==========    ==========      ==========


                                           BALANCED FUND
                                     ------------------------
                                        YEAR          YEAR
                                       ENDED         ENDED
                                      JULY 31,      JULY 31,
                                        2003        2002 (b)
                                     ----------    ----------
Capital Transactions:
Institutional Shares
      Shares issued                  $   31,468    $   81,029
      Shares issued in merger                --            --
      Dividends reinvested                2,514         5,598
      Shares redeemed                   (53,940)      (65,014)
                                     ----------    ----------
      Total Institutional Shares        (19,958)       21,613
                                     ----------    ----------
Class A Shares
      Shares issued                      11,884        21,142
      Shares issued in merger                --            --
      Dividends reinvested                  976         2,609
      Shares redeemed                   (23,423)      (29,315)
                                     ----------    ----------
      Total Class A Shares              (10,563)       (5,564)
                                     ----------    ----------
Class B Shares
      Shares issued                       2,101         9,271
      Shares issued in merger                --            --
      Dividends reinvested                   97           295
      Shares redeemed                    (2,765)      (2,798)
                                     ----------    ----------
      Total Class B Shares                 (567)        6,768
                                     ----------    ----------
Class C Shares
      Shares issued                       2,040         1,002
      Shares issued in merger                --            --
      Dividends reinvested                   38           148
      Shares redeemed                    (1,543)       (1,763)
                                     ----------    ----------
      Total Class C Shares                  535          (613)
                                     ----------    ----------
Advisor Shares
      Shares issued                          62            45
      Dividends reinvested                    1            --^
      Shares redeemed                        (1)           --
                                     ----------    ----------
      Total Advisor Shares                   62            45
                                     ----------    ----------
Change from capital transactions     $  (30,491)   $   22,249
                                     ==========    ==========
Share Transactions:
Institutional Shares
      Shares issued                       2,874         6,431
      Shares issued in merger                --            --
      Dividends reinvested                  231           428
      Shares redeemed                    (4,939)       (5,245)
                                     ----------    ----------
      Total Institutional Shares         (1,834)        1,614
                                     ----------    ----------
Class A Shares
      Shares issued                       1,078         1,726
      Shares issued in merger                --            --
      Dividends reinvested                   90           200
      Shares redeemed                    (2,158)       (2,420)
                                     ----------    ----------
      Total Class A Shares                 (990)         (494)
                                     ----------    ----------
Class B Shares
      Shares issued                         195           748
      Shares issued in merger                --            --
      Dividends reinvested                    9            23
      Shares redeemed                      (259)         (239)
                                     ----------    ----------
      Total Class B Shares                  (55)          532
                                     ----------    ----------
Class C Shares
      Shares issued                         193            80
      Shares issued in merger                --            --
      Dividends reinvested                    4            11
      Shares redeemed                      (145)         (148)
                                     ----------    ----------
      Total Class C Shares                   52           (57)
                                     ----------    ----------
Advisor Shares
      Shares issued                           5             4
      Dividends reinvested                   --^           --^
      Shares redeemed                        --^           --
                                     ----------    ----------
      Total Advisor Shares                    5             4
                                     ----------    ----------
Change from share transactions           (2,822)        1,599
                                     ==========    ==========

------------------
(a) Reflects operations for the period from October 29, 2001 (date of commencement of operations) to July 31, 2002 for Class B, Class C and Advisor Shares.
(b) Reflects operations for the period from October 29, 2001 (date of commencement of operations) to July 31, 2002 for Advisor Shares.
(c) Reflects operations for the period from October 29, 2001 (date of commencement of operations) to July 31, 2002 for Class B and Class C Shares.
^   Represents fewer than five hundred dollars/shares.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                 144-145 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED -- FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                                SMALL CAP
                                               MICRO CAP VALUE FUND             VALUE FUND
                                     ---------------------------------------    ---------
                                        YEAR         PERIOD        YEAR           PERIOD
                                        ENDED         ENDED        ENDED          ENDED
                                      JULY 31,      JULY 31,    DECEMBER 31,     JULY 31,
                                        2003        2002 (a)      2001 (b)       2003 (c)
                                     ---------     ---------    ------------    ---------
 Capital Transactions:
 Institutional Shares

       Shares issued                 $  70,029     $  37,037       $   8,512    $  69,536
       Dividends reinvested                469            --               6           --
       Shares redeemed                 (40,901)       (2,562)         (2,275)      (4,795)
                                     ---------     ---------       ---------    ---------
       Total Institutional Shares       29,597        34,475           6,243       64,741
                                     ---------     ---------       ---------    ---------

 Class A Shares
       Shares issued                    14,353         5,299             887          230
       Dividends reinvested                 35            --              --           --
       Shares redeemed                  (4,079)         (619)            (62)         (27)
                                     ---------     ---------       ---------    ---------
       Total Class A Shares             10,309         4,680             825          203
                                     ---------     ---------       ---------    ---------

 Class B Shares
       Shares issued                       990         2,824             338           96
       Dividends reinvested                 22            --              --           --
       Shares redeemed                    (579)         (164)             (4)          --
                                     ---------     ---------       ---------    ---------
       Total Class B Shares                433         2,660             334           96
                                     ---------     ---------       ---------    ---------

 Class C Shares
       Shares issued                       463           830              57           14
       Dividends reinvested                  5            --              --           --
       Shares redeemed                    (292)          (87)             --           --
                                     ---------     ---------       ----------    ---------
       Total Class C Shares                176           743              57           14
                                     ---------     ---------       ---------    ---------

 Advisor Shares
       Shares issued                     6,924         7,174           7,497          201
       Dividends reinvested                119            --              11           --
       Shares redeemed                  (7,206)       (6,854)         (7,200)          --
                                     ---------     ---------       ---------    ---------
       Total Advisor Shares               (163)          320             308          201
                                     ---------     ---------       ---------    ---------

 Change from capital transactions    $  40,352     $  42,878       $   7,767    $  65,255
                                     =========     =========       =========    =========

 Share Transactions:
 Institutional Shares
       Shares issued                    11,089         5,655           1,520        4,435
       Dividends reinvested                 77            --               1           --
       Shares redeemed                  (6,613)         (405)           (411)        (286)
                                     ---------     ---------       ---------    ---------
       Total Institutional Shares        4,553         5,250           1,110        4,149
                                     ---------     ---------       ---------    ---------

 Class A Shares
       Shares issued                     2,083           815             156           14
       Dividends reinvested                  6            --              --           --
       Shares redeemed                    (689)          (96)            (11)          (2)
                                     ---------     ---------       ---------    ---------
       Total Class A Shares              1,400           719             145           12
                                     ---------     ---------       ---------    ---------

 Class B Shares
       Shares issued                       156           435              60            6
       Dividends reinvested                  4            --              --           --
       Shares redeemed                     (94)          (26)             (1)          --
                                     ---------     ---------       ---------    ---------
       Total Class B Shares                 66           409              59            6
                                     ---------     ---------       ---------    ---------

 Class C Shares
       Shares issued                        72           127              10            1
       Dividends reinvested                  1            --              --           --
       Shares redeemed                     (50)          (14)             --           --
                                     ---------     ---------       ---------    ---------
       Total Class C Shares                 23           113              10            1
                                     ---------     ---------       ---------    ---------

 Advisor Shares
       Shares issued                     1,030         1,119           1,336           12
       Dividends reinvested                 20            --               2           --
       Shares redeemed                  (1,155)       (1,086)         (1,278)          --
                                     ---------     ---------       ---------    ---------
       Total Advisor Shares               (105)           33              60           12
                                     ---------     ---------       ---------    ---------

 Change from share transactions          5,937         6,524           1,384        4,180
                                     =========     =========       =========    =========


                                                                                  DISCIPLINED LARGE CAP
                                                MULTI CAP VALUE FUND                  VALUE FUND
                                     ---------------------------------------    ------------------------
                                        YEAR         PERIOD         YEAR           YEAR          YEAR
                                        ENDED        ENDED         ENDED          ENDED         ENDED
                                      JULY 31,      JULY 31,    DECEMBER 31,     JULY 31,      JULY 31,
                                        2003        2002 (a)      2001 (b)        2003          2002
                                     ----------    ---------    ------------    ---------     ----------
 Capital Transactions:
 Institutional Shares
       Shares issued                 $  145,360    $   44,105     $   21,423    $  271,093    $   19,223
       Dividends reinvested                  --           471            382         3,450         3,867
       Shares redeemed                  (42,995)       (4,328)        (5,074)      (58,036)      (18,434)
                                     ----------    ----------      ---------    ----------    ----------
       Total Institutional Shares       102,365        40,248         16,731       216,507         4,656
                                     ----------    ----------      ---------    ----------    ----------

 Class A Shares
       Shares issued                    173,850        34,676          6,148         4,193         2,707
       Dividends reinvested                  --             2            300           321           723
       Shares redeemed                 (174,716)      (20,225)          (308)       (4,113)       (4,147)
                                     ----------    ----------      ---------    ----------    ----------
       Total Class A Shares                (866)       14,453          6,140           401          (717)
                                     ----------    ----------      ---------    ----------    ----------

 Class B Shares
       Shares issued                      2,576         9,912          4,432           786         1,966
       Dividends reinvested                  --             3            218            58           102
       Shares redeemed                   (2,169)         (904)           (71)         (582)         (642)
                                     ----------    ----------      ---------    ----------    ----------
       Total Class B Shares                 407         9,011          4,579           262         1,426
                                     ----------    ----------      ---------    ----------    ----------

 Class C Shares
       Shares issued                        842         1,664            475           295           168
       Dividends reinvested                  --            --^            15           14             27
       Shares redeemed                     (680)         (237)            --           (76)         (160)
                                     ----------    ----------      ---------    ----------    ----------
       Total Class C Shares                 162         1,427            490           233            35
                                     ----------    ----------      ---------    ----------    ----------

 Advisor Shares
       Shares issued                      3,535         3,003          9,156            NA            NA
       Dividends reinvested                  --             2          2,002            NA            NA
       Shares redeemed                  (10,992)       (3,983)       (13,891)           NA            NA
                                     ----------    ----------      ---------    ----------    ----------
       Total Advisor Shares              (7,457)         (978)        (2,733)           NA            NA
                                     ----------    ----------      ---------    ----------    ----------

 Change from capital transactions    $   94,611    $   64,161     $   25,207    $  217,403    $    5,400
                                     ==========    ==========      =========    ==========    ==========

 Share Transactions:
 Institutional Shares
       Shares issued                      9,108         2,416          1,135        26,178         1,632
       Dividends reinvested                  --            25             20           321           317
       Shares redeemed                   (2,659)         (241)          (262)       (5,616)       (1,552)
                                     ----------    ----------      ---------    ----------    ----------
       Total Institutional Shares         6,449         2,200            893        20,883           397
                                     ----------    ----------      ---------    ----------    ----------

 Class A Shares
       Shares issued                     11,165         1,952            336           390           229
       Dividends reinvested                  --           --^             16            30            59
       Shares redeemed                  (11,266)       (1,144)           (16)         (391)         (351)
                                     ----------    ----------      ---------    ----------    ----------
       Total Class A Shares                (101)          808            336            29           (63)
                                     ----------    ----------      ---------    ----------    ----------

 Class B Shares
       Shares issued                        160           539            242            75           161
       Dividends reinvested                  --            --^            11             5             8
       Shares redeemed                     (139)          (53)            (4)          (56)          (55)
                                     ----------    ----------      ---------    ----------    ----------
       Total Class B Shares                  21           486            249            24           114
                                     ----------    ----------      ---------    ----------    ----------

 Class C Shares
       Shares issued                         51            91             25            29            14
       Dividends reinvested                  --            --^             1             1             2
       Shares redeemed                      (44)          (15)            --            (8)          (14)
                                     ----------    ----------      ---------    ----------    ----------
       Total Class C Shares                   7            76             26            22             2
                                     ----------    ----------      ---------    ----------    ----------

 Advisor Shares
       Shares issued                        220           164            486            NA            NA
       Dividends reinvested                  --            --             --^          104            NA
       Shares redeemed                     (687)         (228)          (738)           NA            NA
                                     ----------    ----------      ---------    ----------    ----------
       Total Advisor Shares                (467)          (64)          (148)           NA            NA
                                     ----------    ----------      ---------    ----------    ----------

 Change from share transactions           5,909         3,506          1,356        20,958           450
                                     ==========    ==========      =========    ==========    ==========


                                                   LIFEMODEL                   LIFEMODEL
                                     LIFEMODEL     MODERATELY    LIFEMODEL     MODERATELY      LIFEMODEL
                                     AGGRESSIVE    AGGRESSIVE    MODERATE     CONSERVATIVE    CONSERVATIVE
                                      FUND SM       FUND SM      FUND SM        FUND SM         FUND SM
                                     ----------    ----------   ----------    ------------    ------------
                                       PERIOD        PERIOD       PERIOD         PERIOD          PERIOD
                                        ENDED         ENDED        ENDED          ENDED           ENDED
                                      JULY 31,      JULY 31,     JULY 31,       JULY 31,        JULY 31,
                                      2003 (d)      2003 (d)     2003 (d)       2003 (d)        2003 (d)
                                     ----------    ----------   ---------     ------------    ------------
Capital Transactions:
 Institutional Shares
       Shares issued                 $   34,635    $   63,887   $   70,787      $   46,382    $   18,975
       Dividends reinvested                  58           272          447             346           191
       Shares redeemed                   (8,570)      (10,742)      (6,650)        (10,261)       (3,965)
                                     ----------    ----------   ----------      ----------    ----------
       Total Institutional Shares        26,123        53,417       64,584          36,467        15,201
                                     ----------    ----------   ----------      ----------    ----------

 Class A Shares
       Shares issued                      9,473        32,101       30,233          20,132        10,175
       Dividends reinvested                   5            77          144              94           106
       Shares redeemed                      (64)         (592)      (3,365)         (1,384)       (1,213)
                                     ----------    ----------   ----------      ----------    ----------
       Total Class A Shares               9,414        31,586       27,012          18,842         9,068
                                     ----------    ----------   ----------      ----------    ----------

 Class B Shares
       Shares issued                      3,333        12,080       14,479           8,987         9,135
       Dividends reinvested                  --^            9           37              38            65
       Shares redeemed                     (138)         (491)        (754)           (421)         (678)
                                     ----------    ----------   ----------      ----------    ----------
       Total Class B Shares               3,195        11,598       13,762           8,604         8,522
                                     ----------    ----------   ----------      ----------    ----------

 Class C Shares
       Shares issued                        493         1,351        1,360           1,128         2,253
       Dividends reinvested                  --^            1            3               4            13
       Shares redeemed                       (3)          (52)         (92)           (160)         (119)
                                     ----------    ----------   ----------      ----------    ----------
       Total Class C Shares                 490         1,300        1,271             972         2,147
                                     ----------    ----------   ----------      ----------    ----------

 Advisor Shares
       Shares issued                         NA            NA           NA              NA            NA
       Dividends reinvested                  NA            NA           NA              NA            NA
       Shares redeemed                       NA            NA           NA              NA            NA
                                     ----------    ----------   ----------      ----------    ----------
       Total Advisor Shares                  NA            NA           NA              NA            NA
                                     ----------    ----------   ----------      ----------    ----------

 Change from capital transactions    $   39,222    $   97,901   $  106,629      $   64,885    $   34,938
                                     ==========    ==========   ==========      ==========    ==========

 Share Transactions:
 Institutional Shares
       Shares issued                      3,655         6,363        7,142           4,756         1,879
       Dividends reinvested                   6            25           43              33            18
       Shares redeemed                     (805)         (982)        (642)           (983)         (378)
                                     ----------    ----------   ----------      ----------    ----------
       Total Institutional Shares         2,856         5,406        6,543           3,806         1,519
                                     ----------    ----------   ----------      ----------    ----------

 Class A Shares
       Shares issued                        898         2,966        2,964           1,965           997
       Dividends reinvested                  --^            7           14               9            10
       Shares redeemed                       (7)          (55)        (325)           (140)         (116)
                                     ----------    ----------   ----------      ----------    ----------
       Total Class A Shares                 891         2,918        2,653           1,834           891
                                     ----------    ----------   ----------      ----------    ----------

 Class B Shares
       Shares issued                        331         1,137        1,414             897           896
       Dividends reinvested                  --^            1            4               4             6
       Shares redeemed                      (13)          (46)         (75)            (42)          (65)
                                     ----------    ----------   ----------      ----------    ----------
       Total Class B Shares                 318         1,092        1,343             859           837
                                     ----------    ----------   ----------      ----------    ----------

 Class C Shares
       Shares issued                         47           125          130             112           221
       Dividends reinvested                  --^           --^          --^             --^            1
       Shares redeemed                       --^           (5)          (8)            (16)          (12)
                                     ----------    ----------   ----------      ----------    ----------
       Total Class C Shares                  47           120          122              96           210
                                     ----------    ----------   ----------      ----------    ----------

 Advisor Shares
       Shares issued                         NA            NA           NA              NA            NA
       Dividends reinvested                  NA            NA           NA              NA            NA
       Shares redeemed                       NA            NA           NA              NA            NA
                                     ----------    ----------   ----------      ----------    ----------
       Total Advisor Shares                  NA            NA           NA              NA            NA
                                     ----------    ----------   ----------      ----------    ----------

 Change from share transactions           4,112         9,536       10,661           6,595         3,457
                                     ==========    ==========   ==========      ==========    ==========

------------------
(a) Reflects operations for the period from January 1, 2002 through July 31, 2002. The Fund changed its fiscal year end to July 31 from December 31.
(b) Reflects operations for the period from August 13, 2001 (date of commencement of operations) to December 31, 2001 for Class A, Class B and Class C Shares.
(c) Reflects operations for the period from April 1, 2003 (date of commencement of operations) to July 31, 2003.
(d) Reflects operations for the period from August 1, 2002 (date of commencement of operations) to July 31, 2003.
^   Represents fewer than five hundred dollars/shares.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                 146-147 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED -- FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                              STRATEGIC INCOME FUND                  TECHNOLOGY FUND
                                     ---------------------------------------    -----------------------
                                       YEAR          PERIOD        YEAR           YEAR          YEAR
                                       ENDED          ENDED         ENDED         ENDED         ENDED
                                      JULY 31,      JULY 31,    DECEMBER 31,     JULY 31,      JULY 31,
                                       2003         2002 (a)      2001 (b)        2003         2002 (c)
                                     ---------     ---------    ------------    ---------     ---------
 Capital Transactions:
 Institutional Shares
       Shares issued                 $  61,812     $   9,034       $   2,083    $   9,882     $  10,767
       Shares issued in merger              --            --              --           --            --
       Dividends reinvested                291            49             155           --            --
       Shares redeemed                  (5,919)         (727)         (2,651)     (12,497)      (16,122)
                                     ---------     ---------       ---------    ---------     ---------
       Total Institutional Shares       56,184         8,356            (413)      (2,615)       (5,355)
                                     ---------     ---------       ---------    ---------     ---------

 Class A Shares
       Shares issued                        NA            NA              NA        2,131         1,896
       Shares issued in merger              NA            NA              NA           --            --
       Dividends reinvested                 NA            NA              NA           --            --
       Shares redeemed                      NA            NA              NA       (1,824)       (1,380)
                                     ---------     ---------       ---------    ---------     ---------
       Total Class A Shares                 NA            NA              NA          307           516
                                     ---------     ---------       ---------    ---------     ---------

 Class B Shares
       Shares issued                        NA            NA              NA          375           498
       Shares issued in merger              NA            NA              NA           --            --
       Dividends reinvested                 NA            NA              NA           --            --
       Shares redeemed                      NA            NA              NA         (302)         (166)
                                     ---------     ---------       ---------    ---------     ---------
       Total Class B Shares                 NA            NA              NA           73           332
                                     ---------     ---------       ---------    ---------     ---------

 Class C Shares
       Shares issued                    32,526         6,708           1,777        1,439           211
       Shares issued in merger              --            --              --           --            --
       Dividends reinvested                487            46               1           --            --
       Shares redeemed                  (3,069)         (350)            (22)        (591)         (147)
                                     ---------     ---------       ---------    ---------     ---------
       Total Class C Shares             29,944         6,404           1,756          848            64
                                     ---------     ---------       ---------    ---------     ---------

 Advisor Shares
       Shares issued                    23,160        18,472          10,925           43            14
       Dividends reinvested              1,187           624           1,478           --            --
       Shares redeemed                 (19,863)      (22,197)        (12,513)          (4)           --^
                                     ---------     ---------       ---------    ---------     ---------
       Total Advisor Shares              4,484        (3,101)           (110)          39            14
                                     ---------     ---------       ---------    ---------     ---------

 Change from capital transactions    $  90,612     $  11,659       $   1,233    $  (1,348)    $  (4,429)
                                     =========     =========       =========    =========     =========

 Share Transactions:
 Institutional Shares
       Shares issued                     5,632           847             195        1,503         1,252
       Shares issued in merger              --            --              --           --            --
       Dividends reinvested                 26             5              15           --            --
       Shares redeemed                    (537)          (68)           (249)      (1,928)       (1,857)
                                     ---------     ---------       ---------    ---------     ---------
       Total Institutional Shares        5,121           784             (39)        (425)         (605)
                                     ---------     ---------       ---------    ---------     ---------

 Class A Shares
       Shares issued                        NA            NA              NA          312           216
       Shares issued in merger              NA            NA              NA           --            --
       Dividends reinvested                 NA            NA              NA           --            --
       Shares redeemed                      NA            NA              NA         (299)         (169)
                                     ---------     ---------       ---------    ---------     ---------
       Total Class A Shares                 NA            NA              NA           13            47
                                     ---------     ---------       ---------    ---------     ---------

 Class B Shares
       Shares issued                        NA            NA              NA           58            58
       Shares issued in merger              NA            NA              NA           --            --
       Dividends reinvested                 NA            NA              NA           --            --
       Shares redeemed                      NA            NA              NA          (46)          (21)
                                     ---------     ---------       ---------    ---------     ---------
       Total Class B Shares                 NA            NA              NA           12            37
                                     ---------     ---------       ---------    ---------     ---------

 Class C Shares
       Shares issued                     2,958           634             169          181            23
       Shares issued in merger              --            --              --           --            --
       Dividends reinvested                 45             4              --           --            --
       Shares redeemed                    (281)          (33)             (2)         (71)          (19)
                                     ---------     ---------       ---------    ---------     ---------
       Total Class C Shares              2,722           605             167          110             4
                                     ---------     ---------       ---------    ---------     ---------

 Advisor Shares
       Shares issued                     2,133         1,738           1,022            6             1
       Dividends reinvested                109            59             141           --            --
       Shares redeemed                  (1,848)       (2,089)         (1,175)          (1)           --
                                     ---------     ---------       ---------    ---------     ---------
       Total Advisor Shares                394          (292)            (12)           5             1
                                     ---------     ---------       ---------    ---------     ---------

 Change from share transactions          8,237         1,097             116         (285)         (516)
                                     =========     =========       =========    =========     =========


                                                 WORLDWIDE FUND                 INTERNATIONAL EQUITY FUND
                                     --------------------------------------     -------------------------
                                        YEAR         PERIOD         YEAR           YEAR          YEAR
                                        ENDED         ENDED         ENDED          ENDED         ENDED
                                      JULY 31,      JULY 31,    DECEMBER 31,     JULY 31,      JULY 31,
                                        2003        2002 (a)      2001 (b)         2003          2002
                                     ---------     ---------    ------------    ---------     -----------
 Capital Transactions:
 Institutional Shares
       Shares issued                 $   1,854     $   1,934      $    2,696    $   76,577    $    90,895
       Shares issued in merger              --            --              --            --             --
       Dividends reinvested                 --            --               9           571          1,350
       Shares redeemed                  (1,662)         (988)         (1,033)      (70,180)       (73,699)
                                     ---------     ---------      ----------    ----------    -----------
       Total Institutional Shares          192           946           1,672         6,968         18,546
                                     ---------     ---------      ----------    ----------    -----------

 Class A Shares
       Shares issued                        NA            NA              NA       104,039        102,462
       Shares issued in merger              NA            NA              NA            --             --
       Dividends reinvested                 NA            NA              NA            10             71
       Shares redeemed                      NA            NA              NA      (103,907)      (104,152)
                                     ---------     ---------      ----------    ----------    -----------
       Total Class A Shares                 NA            NA              NA           142         (1,619)
                                     ---------     ---------      ----------    ----------    -----------

 Class B Shares
       Shares issued                        NA            NA              NA           121            173
       Shares issued in merger              NA            NA              NA            --             --
       Dividends reinvested                 NA            NA              NA            --              2
       Shares redeemed                      NA            NA              NA           (36)           (67)
                                     ---------     ---------      ----------    ----------    -----------
       Total Class B Shares                 NA            NA              NA            85            108
                                     ---------     ---------      ----------    ----------    -----------

 Class C Shares
       Shares issued                        59           310              99         4,447             35
       Shares issued in merger              --            --              --            --             --
       Dividends reinvested                 --            --              --            --              1
       Shares redeemed                     (71)          (21)             --        (4,290)           (46)
                                     ---------     ---------      ----------    ----------    -----------
       Total Class C Shares                (12)          289              99           157            (10)
                                     ---------     ---------      ----------    ----------    -----------

 Advisor Shares
       Shares issued                    41,579        20,404           2,849            NA             NA
       Dividends reinvested                 --            --             256            NA             NA
       Shares redeemed                 (45,255)      (20,485)        (14,066)           NA             NA
                                     ---------     ---------      ----------    ----------    -----------
       Total Advisor Shares             (3,676)          (81)        (10,961)           NA             NA
                                     ---------     ---------      ----------    ----------    -----------

 Change from capital transactions    $  (3,496)    $   1,154      $   (9,190)   $    7,352     $   17,025
                                     =========     =========      ==========    ==========    ===========

 Share Transactions:
 Institutional Shares
       Shares issued                       183           161             219        10,771         10,931
       Shares issued in merger              --            --              --            --             --
       Dividends reinvested                 --            --               1            81            164
       Shares redeemed                    (166)          (82)            (89)       (9,838)        (8,827)
                                     ---------     ---------      ----------    ----------    -----------
       Total Institutional Shares           17            79             131         1,014          2,268
                                     ---------     ---------      ----------    ----------    -----------

 Class A Shares
       Shares issued                        NA            NA              NA        14,769         12,275
       Shares issued in merger              NA            NA              NA            --             --
       Dividends reinvested                 NA            NA              NA             1              9
       Shares redeemed                      NA            NA              NA       (14,604)       (12,405)
                                     ---------     ---------      ----------    ----------    -----------
       Total Class A Shares                 NA            NA              NA           166           (121)
                                     ---------     ---------      ----------    ----------    -----------

 Class B Shares
       Shares issued                        NA            NA              NA            17             21
       Shares issued in merger              NA            NA              NA            --             --
       Dividends reinvested                 NA            NA              NA            --             --
       Shares redeemed                      NA            NA              NA            (5)            (8)
                                     ---------     ---------      ----------    ----------    -----------
       Total Class B Shares                 NA            NA              NA            12             13
                                     ---------     ---------      ----------    ----------    -----------

 Class C Shares
       Shares issued                         6            26               8           676              4
       Shares issued in merger              --            --              --            --             --
       Dividends reinvested                 --            --              --            --             --
       Shares redeemed                      (7)           (2)             --          (652)            (6)
                                     ---------     ---------      ----------    ----------    -----------
       Total Class C Shares                 (1)           24               8            24             (2)
                                     ---------     ---------      ----------    ----------    -----------

 Advisor Shares
       Shares issued                     4,201         1,726             228            NA             NA
       Dividends reinvested                 --            --              21            NA             NA
       Shares redeemed                  (4,573)       (1,720)         (1,120)           NA             NA
                                     ---------     ---------      ----------    ----------    -----------
       Total Advisor Shares               (372)            6            (871)           NA             NA
                                     ---------     ---------      ----------    ----------    -----------

 Change from share transactions           (356)          109            (732)        1,216          2,158
                                     =========     =========      ==========    ==========    ===========


                                      INTERNATIONAL GDP FUND            BOND FUND
                                     ------------------------    -------------------------
                                       YEAR           YEAR          YEAR          YEAR
                                       ENDED          ENDED         ENDED         ENDED
                                     JULY 31,       JULY 31,      JULY 31,       JULY 31,
                                       2003         2002 (d)        2003        2002 (e)
                                     ---------     ----------    ----------     ----------
 Capital Transactions:
 Institutional Shares
       Shares issued                 $ 108,204     $  264,957    $   47,722     $   45,860
       Shares issued in merger              --             --            --        207,400
       Dividends reinvested                870         16,963         4,943          6,381
       Shares redeemed                (183,500)      (392,584)     (156,060)      (134,595)
                                     ---------     ----------    ----------     ----------
       Total Institutional Shares      (74,426)      (110,664)     (103,395)       125,046
                                     ---------     ----------    ----------     ----------

 Class A Shares
       Shares issued                    89,382         88,902         8,055         11,201
       Shares issued in merger              --             --            --         12,985
       Dividends reinvested                 19            409           669            778
       Shares redeemed                 (91,124)       (95,746)       (8,142)       (11,007)
                                     ---------     ----------    ----------     ----------
       Total Class A Shares             (1,723)        (6,435)          582         13,957
                                     ---------     ----------    ----------     ----------

 Class B Shares
       Shares issued                        16             53         2,249          3,884
       Shares issued in merger              --             --            --          3,735
       Dividends reinvested                 --             --^          228            155
       Shares redeemed                      (2)            --        (1,938)          (870)
                                     ---------     ----------    ----------     ----------
       Total Class B Shares                 14             53           539          6,904
                                     ---------     ----------    ----------     ----------

 Class C Shares
       Shares issued                     3,649              1           502            329
       Shares issued in merger              --             --            --          1,357
       Dividends reinvested                 --^            --^           39             37
       Shares redeemed                  (3,655)            --^         (485)          (503)
                                     ---------     ----------    ----------     ----------
       Total Class C Shares                 (6)             1            56          1,220
                                     ---------     ----------    ----------     ----------

 Advisor Shares
       Shares issued                        NA             NA           388            711
       Dividends reinvested                 NA             NA            21              6
       Shares redeemed                      NA             NA          (398)            --^
                                     ---------     ----------    ----------     ----------
       Total Advisor Shares                 NA             NA            11            717
                                     ---------     ----------    ----------     ----------

 Change from capital transactions    $ (76,141)    $ (117,045)   $ (102,207)    $  147,844
                                     =========     ==========    ==========     ==========

 Share Transactions:
 Institutional Shares
       Shares issued                    11,549         22,479         4,677          4,849
       Shares issued in merger              --             --            --         20,471
       Dividends reinvested                 94          1,461           487            646
       Shares redeemed                 (19,403)       (33,508)      (15,340)       (13,593)
                                     ---------     ----------    ----------     ----------
       Total Institutional Shares       (7,760)        (9,568)      (10,176)        12,373
                                     ----------    ----------    ----------     ----------

 Class A Shares
       Shares issued                     9,882          7,893           787          1,146
       Shares issued in merger              --             --            --          1,284
       Dividends reinvested                  2             36            66             79
       Shares redeemed                  (9,969)        (8,378)         (798)        (1,119)
                                     ---------     ----------    ----------     ----------
       Total Class A Shares                (85)          (449)           55          1,390
                                     ---------     ----------    ----------     ----------

 Class B Shares
       Shares issued                         1              5           222            395
       Shares issued in merger              --             --            --            369
       Dividends reinvested                 --             --^           22             16
       Shares redeemed                      --^            --          (190)           (89)
                                     ---------     ----------    ----------     ----------
       Total Class B Shares                  1              5            54            691
                                     ---------     ----------    ----------     ----------

 Class C Shares
       Shares issued                       396             --^           49             33
       Shares issued in merger              --             --            --            134
       Dividends reinvested                 --^            --^            4              4
       Shares redeemed                    (395)            --^          (48)           (51)
                                     ---------     ----------    ----------     ----------
       Total Class C Shares                  1             --^            5            120
                                     ---------     ----------    ----------     ----------

 Advisor Shares
       Shares issued                        NA             NA            38             72
       Dividends reinvested                 NA             NA             2              1
       Shares redeemed                      NA             NA           (39)            --
                                     ---------     ----------    ----------     ----------
       Total Advisor Shares                 NA             NA             1             73
                                     ---------     ----------    ----------     ----------

 Change from share transactions         (7,843)       (10,012)      (10,061)        14,647
                                     =========     ==========    ==========     ==========

---------------------
(a) Reflects operations for the period from January 1, 2002 through July 31, 2002. The Fund changed its fiscal year end to July 31 from December 31.
(b) Reflects operations for the period from October 29, 2001 (date of commencement of operations) to December 31, 2001 for Class C Shares.
(c) Reflects operations for the period from October 29, 2001 (date of commencement of operations) to July 31, 2002 for Advisor Shares.
(d) Reflects operations for the period from October 29, 2001 (date of commencement of operations) to December 31, 2001 for Class B and Class C Shares.
(e) Reflects operations for the period from October 29, 2001 (date of commencement of operations) to December 31, 2001 for Class B, Class C and Advisor Shares.
^   Represents fewer than five hundred dollars/shares.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                 148-149 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED -- FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                                              U.S. GOVERNMENT
                                   INTERMEDIATE BOND FUND        SHORT TERM BOND FUND            BOND FUND
                                   -----------------------   ------------------------     ----------------------
                                      YEAR         YEAR        YEAR           YEAR           YEAR         YEAR
                                     ENDED        ENDED       ENDED          ENDED          ENDED        ENDED
                                    JULY 31,     JULY 31,     JULY 31,      JULY 31,       JULY 31,     JULY 31,
                                     2003       2002 (a)      2003           2002           2003         2002
                                   ---------    ----------   ----------   ------------    ---------    ---------
 Capital Transactions:
 Institutional Shares
       Shares issued               $  203,432   $  183,278   $  339,109   $    181,547    $  16,333    $  11,823
       Shares issued in merger             --      189,868           --             --           --           --
       Dividends reinvested            12,269       16,334        8,760          9,162        1,749        1,058
       Shares redeemed               (247,530)    (264,090)    (158,490)      (119,076)     (17,578)     (12,564)
                                   ----------   ----------   ----------   ------------    ---------    ---------
       Total Institutional Shares     (31,829)     125,390      189,379         71,633          504          317
                                   ----------   ----------   ----------   ------------    ---------    ---------

 Class A Shares
       Shares issued                   34,744       23,153       62,217         19,925       31,077       18,791
       Shares issued in merger             --       24,462           --             --           --           --
       Dividends reinvested             1,021        1,023          716            292          386          233
       Shares redeemed                (31,428)     (25,229)     (47,630)        (4,563)     (28,293)     (14,896)
                                   ----------   ----------   ----------   ------------    ---------    ---------
       Total Class A Shares             4,337       23,409       15,303         15,654        3,170        4,128
                                   ----------   ----------   ----------   ------------    ---------    ---------

 Class B Shares
       Shares issued                    4,239        2,618           NA             NA           NA           NA
       Dividends reinvested               127           26           NA             NA           NA           NA
       Shares redeemed                 (1,361)         (89)          NA             NA           NA           NA
                                   ----------   ----------   ----------   ------------    ---------    ---------
       Total Class B Shares             3,005        2,555           NA             NA           NA           NA
                                   ----------   ----------   ----------   ------------    ---------    ---------

 Class C Shares
       Shares issued                    1,808          555           NA             NA       10,930        2,773
       Shares issued in merger             --          386           NA             NA           --           --
       Dividends reinvested                43           14           NA             NA          152           41
       Shares redeemed                   (306)        (164)          NA             NA       (3,473)        (784)
                                   ----------   ----------   ----------   ------------    ---------    ---------
       Total Class C Shares             1,545          791           NA             NA        7,609        2,030
                                   ----------   ----------   ----------   ------------    ---------    ---------

 Advisor Shares
       Shares issued                       NA           NA           NA             NA           NA           NA
       Dividends reinvested                NA           NA           NA             NA           NA           NA
       Shares redeemed                     NA           NA           NA             NA           NA           NA
                                   ----------   ----------   ----------   ------------    ---------    ---------
       Total Advisor Shares                NA           NA           NA             NA           NA           NA
                                   ----------   ----------   ----------   ------------    ---------    ---------

 Change from capital transactions  $  (22,942)  $  152,145   $  204,682   $     87,287    $  11,283    $   6,475
                                   ==========   ==========   ==========   ============    =========    =========

 Share Transactions:
 Institutional Shares
       Shares issued                   19,910       19,157       34,436         18,476        1,550        1,157
       Shares issued in merger             --       18,832           --             --           --           --
       Dividends reinvested             1,208        1,650          892            933          167          104
       Shares redeemed                (24,255)     (26,562)     (16,098)       (12,110)      (1,667)      (1,235)
                                   ----------   ----------   ----------   ------------    ---------    ---------
       Total Institutional Shares      (3,137)      13,077       19,230          7,299           50           26
                                   ----------   ----------   ----------   ------------    ---------    ---------

 Class A Shares
       Shares issued                    3,395        2,379        6,323          2,034        2,949        1,842
       Shares issued in merger             --        2,420           --             --           --           --
       Dividends reinvested               100          104           73             30           37           23
       Shares redeemed                 (3,065)      (2,561)      (4,846)          (465)      (2,686)      (1,461)
                                   ----------   ----------   ----------   ------------    ---------    ---------
       Total Class A Shares               430        2,342        1,550          1,599          300          404
                                   ----------   ----------   ----------   ------------    ---------    ---------

 Class B Shares
       Shares issued                      417          265           NA             NA           NA           NA
       Dividends reinvested                13            3           NA             NA           NA           NA
       Shares redeemed                   (133)          (9)          NA             NA           NA           NA
                                   ----------   ----------   ----------   ------------    ---------    ---------
       Total Class B Shares               297          259           NA             NA           NA           NA
                                   ----------   ----------   ----------   ------------    ---------    ---------

 Class C Shares
       Shares issued                      177           58           NA             NA        1,043          274
       Shares issued in merger             --           38           NA             NA           --           --
       Dividends reinvested                 4            1           NA             NA           15            4
       Shares redeemed                    (30)         (17)          NA             NA         (332)         (78)
                                   ----------   ----------   ----------   ------------    ---------    ---------
       Total Class C Shares               151           80           NA             NA          726          200
                                   ----------   ----------   ----------   ------------    ---------    ---------

 Advisor Shares
       Shares issued                       NA           NA           NA             NA           NA           NA
       Dividends reinvested                NA           NA           NA             NA           NA           NA
       Shares redeemed                     NA           NA           NA             NA           NA           NA
                                   ----------   ----------   ----------   ------------    ---------    ---------
       Total Advisor Shares                NA           NA           NA             NA           NA           NA
                                   ----------   ----------   ----------   ------------    ---------    ---------

 Change from share transactions        (2,259)      15,758       20,780          8,898        1,076          630
                                   ==========   ==========   ==========   ============    =========    =========


                                                                   INTERMEDIATE
                                     MUNICIPAL BOND FUND       MUNICIPAL BOND FUND
                                   -----------------------   -----------------------
                                      YEAR         YEAR         YEAR         YEAR
                                     ENDED        ENDED        ENDED        ENDED
                                    JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                     2003        2002 (b)       2003       2002 (a)
                                   ----------   ----------   ----------   ----------
 Capital Transactions:
 Institutional Shares
       Shares issued               $   18,993   $   18,106   $   21,551   $   24,479
       Shares issued in merger             --           --           --      142,421
       Dividends reinvested             1,509        3,018        2,487        5,361
       Shares redeemed                (48,759)     (42,083)     (61,758)     (69,396)
                                   ----------   ----------   ----------   ----------
       Total Institutional Shares     (28,257)     (20,959)     (37,720)     102,865
                                   ----------   ----------   ----------   ----------

 Class A Shares
       Shares issued                   16,253        8,066       18,912        1,302
       Shares issued in merger             --           --           --        1,089
       Dividends reinvested                74           69          138          220
       Shares redeemed                (15,970)      (7,765)     (19,161)      (3,430)
                                   ----------   ----------   ----------   ----------
       Total Class A Shares               357          370         (111)        (819)
                                   ----------   ----------   ----------   ----------

 Class B Shares
       Shares issued                      738          499          877          299
       Dividends reinvested                28            3           20            2
       Shares redeemed                    (33)          (2)        (109)          (3)
                                   ----------   ----------   ----------   ----------
       Total Class B Shares               733          500          788          298
                                   ----------   ----------   ----------   ----------

 Class C Shares
       Shares issued                      680          234          602          483
       Shares issued in merger             --           --           --           57
       Dividends reinvested                15            3           22            4
       Shares redeemed                   (342)         (30)        (161)         (25)
                                   ----------   ----------   ----------   ----------
       Total Class C Shares               353          207          463          519
                                   ----------   ----------   ----------   ----------

 Advisor Shares
       Shares issued                      242          171           NA           NA
       Dividends reinvested                12            1           NA           NA
       Shares redeemed                    (34)          --           NA           NA
                                   ----------   ----------   ----------   ----------
       Total Advisor Shares               220          172           NA           NA
                                   ----------   ----------   ----------   ----------

 Change from capital transactions  $  (26,594)  $  (19,710)  $  (36,580)  $  102,863
                                   ==========   ==========   ==========   ==========

 Share Transactions:
 Institutional Shares
       Shares issued                    1,763        1,708        1,979        2,678
       Shares issued in merger             --           --           --       13,349
       Dividends reinvested               143          288          232          503
       Shares redeemed                 (4,523)      (3,957)      (5,683)      (6,502)
                                   ----------   ----------   ----------   ----------
       Total Institutional Shares      (2,617)      (1,961)      (3,472)      10,028
                                   ----------   ----------   ----------   ----------

 Class A Shares
       Shares issued                    1,505          767        1,743          128
       Shares issued in merger             --           --           --          102
       Dividends reinvested                 7            6           13           21
       Shares redeemed                 (1,470)        (737)      (1,763)        (322)
                                   ----------   ----------   ----------   ----------
       Total Class A Shares                42           36           (7)         (71)
                                   ----------   ----------   ----------   ----------

 Class B Shares
       Shares issued                       67           48           80           28
       Dividends reinvested                 3           --^           2           --^
       Shares redeemed                     (3)          --^         (10)          --
                                   ----------   ----------   ----------   ----------
       Total Class B Shares                67           48           72           28
                                   ----------   ----------   ----------   ----------

 Class C Shares
       Shares issued                       63           23           56           46
       Shares issued in merger             --           --           --            5
       Dividends reinvested                 1           --            2           --^
       Shares redeemed                    (32)          (3)         (15)          (2)
                                   ----------   ----------   ----------   ----------
       Total Class C Shares                32           20           43           49
                                   ----------   ----------   ----------   ----------

 Advisor Shares
       Shares issued                       22           16           NA           NA
       Dividends reinvested                 1           --^          NA           NA
       Shares redeemed                     (3)          --           NA           NA
                                   ----------   ----------   ----------   ----------
       Total Advisor Shares                20           16           NA           NA
                                   ----------   ----------   ----------   ----------

 Change from share transactions        (2,456)      (1,841)      (3,364)      10,034
                                   ==========   ==========   ==========   ==========

                                           OHIO                     MICHIGAN
                                     MUNICIPAL BOND FUND      MUNICIPAL BOND FUND
                                   ----------------------    ---------------------
                                     YEAR          YEAR         YEAR         YEAR
                                     ENDED         ENDED        ENDED        ENDED
                                   JULY 31,      JULY 31,     JULY 31,     JULY 31,
                                     2003          2002         2003       2002 (a)
                                   ---------    ---------    ---------    ---------
 Capital Transactions:
 Institutional Shares
       Shares issued               $  11,851    $  13,743    $  51,983    $  36,708
       Shares issued in merger            --           --           --           --
       Dividends reinvested               66           59          658          639
       Shares redeemed               (28,755)     (14,479)     (29,022)     (22,884)
                                   ---------    ---------    ---------    ---------
       Total Institutional Shares    (16,838)        (677)      23,619       14,463
                                   ---------    ---------    ---------    ---------

 Class A Shares
       Shares issued                  27,163       19,471        6,401          684
       Shares issued in merger            --           --           --           --
       Dividends reinvested              467          550          115           99
       Shares redeemed               (20,871)     (16,266)      (1,999)        (825)
                                   ---------    ---------    ---------    ---------
       Total Class A Shares            6,759        3,755        4,517          (42)
                                   ---------    ---------    ---------    ---------

 Class B Shares
       Shares issued                   2,867        2,048        1,979          367
       Dividends reinvested               84           46           18            3
       Shares redeemed                  (514)        (305)        (337)          --
                                   ---------    ---------    ---------    ---------
       Total Class B Shares            2,437        1,789        1,660          370
                                   ---------    ---------    ---------    ---------

 Class C Shares
       Shares issued                   5,323        2,438        3,443          900
       Shares issued in merger            --           --           --           --
       Dividends reinvested              119           54           45            4
       Shares redeemed                (2,724)        (331)        (278)        (117)
                                   ---------    ---------    ---------    ---------
       Total Class C Shares            2,718        2,161        3,210          787
                                   ---------    ---------    ---------    ---------

 Advisor Shares
       Shares issued                      NA           NA           NA           NA
       Dividends reinvested               NA           NA           NA           NA
       Shares redeemed                    NA           NA           NA           NA
                                   ---------    ---------    ---------    ---------
       Total Advisor Shares               NA           NA           NA           NA
                                   ---------    ---------    ---------    ---------

 Change from capital transactions  $  (4,924)   $   7,028    $  33,006    $  15,578
                                   =========    =========    =========    =========

 Share Transactions:
 Institutional Shares
       Shares issued                   1,116        1,333        4,985        3,572
       Shares issued in merger            --           --           --           --
       Dividends reinvested                6            6           63           62
       Shares redeemed                (2,717)      (1,406)      (2,789)      (2,224)
                                   ---------    ---------    ---------    ---------
       Total Institutional Shares     (1,595)         (67)       2,259        1,410
                                   ---------    ---------    ---------    ---------

 Class A Shares
       Shares issued                   2,570        1,894          614           66
       Shares issued in merger            --           --           --           --
       Dividends reinvested               44           53           11           10
       Shares redeemed                (1,968)      (1,582)        (193)         (80)
                                   ---------    ---------    ---------    ---------
       Total Class A Shares              646          365          432           (4)
                                   ---------    ---------    ---------    ---------

 Class B Shares
       Shares issued                     275          202          189           36
       Dividends reinvested                8            5            2           --^
       Shares redeemed                   (49)         (30)         (32)          --
                                   ---------    ---------    ---------    ---------
       Total Class B Shares              234          177          159           36
                                   ---------    ---------    ---------    ---------

 Class C Shares
       Shares issued                     504          238          331           87
       Shares issued in merger            --           --           --           --
       Dividends reinvested               11            5            4            1
       Shares redeemed                  (256)         (32)         (27)         (11)
                                   ---------    ---------    ---------    ---------
       Total Class C Shares              259          211          308           77
                                   ---------    ---------    ---------    ---------

 Advisor Shares
       Shares issued                      NA           NA           NA           NA
       Dividends reinvested               NA           NA           NA           NA
       Shares redeemed                    NA           NA           NA           NA
                                   ---------    ---------    ---------    ---------
       Total Advisor Shares               NA           NA           NA           NA
                                   ---------    ---------    ---------    ---------

 Change from share transactions         (456)         686        3,158        1,519
                                   =========    =========    =========    =========

-------------------
(a) Reflects operations for the period from October 29, 2001 (date of commencement of operations) to July 31, 2002 for Class B and Class C Shares.
(b) Reflects operations for the period from October 29, 2001 (date of commencement of operations) to July 31, 2002 for Class B, Class C and Advisor Shares.
^   Represents fewer than five hundred dollars/shares.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                 150-151 Spread

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2003
--------------------------------------------------------------------------------
(1) ORGANIZATION

The Fifth Third Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At July 31, 2003, the Trust consisted of thirty-seven separate investment portfolios.

The accompanying financial statements relate only to the following Funds (individually the "Fund" and collectively the "Funds"):

PORTFOLIO NAME
--------------
Fifth Third Small Cap Growth Fund ("Small Cap Growth Fund")
Fifth Third Mid Cap Growth Fund ("Mid Cap Growth Fund", formerly the Fifth
        Third Mid Cap Fund)
Fifth Third Large Cap Opportunity Fund ("Large Cap Opportunity Fund",
        formerly the Fifth Third Pinnacle Fund)
Fifth Third Quality Growth Fund ("Quality Growth Fund")
Fifth Third Large Cap Core Fund ("Large Cap Core Fund")
Fifth Third Equity Index Fund ("Equity Index Fund")
Fifth Third Balanced Fund ("Balanced Fund")
Fifth Third Micro Cap Value Fund ("Micro Cap Value Fund")
Fifth Third Small Cap Value Fund ("Small Cap Value Fund")
Fifth Third Multi Cap Value Fund ("Multi Cap Value Fund")
Fifth Third Disciplined Large Cap Value Fund ("Disciplined Large Cap Value Fund", formerly the Fifth Third Equity Income Fund)
Fifth Third LifeModel Aggressive FundSM ("LifeModel Aggressive FundSM") Fifth Third LifeModel Moderately Aggressive FundSM ("LifeModel Moderately
        Aggressive FundSM")
Fifth Third LifeModel Moderate FundSM ("LifeModel Moderate FundSM")
Fifth Third LifeModel Moderately Conservative FundSM ("LifeModel Moderately
        Conservative FundSM")
Fifth Third LifeModel Conservative FundSM ("LifeModel Conservative FundSM") Fifth Third Strategic Income Fund ("Strategic Income Fund")
Fifth Third Technology Fund ("Technology Fund")
Fifth Third Worldwide Fund ("Worldwide Fund")
Fifth Third International Equity Fund ("International Equity  Fund")
Fifth Third International GDP Fund ("International GDP Fund")
Fifth Third Bond Fund ("Bond Fund")
Fifth Third Intermediate Bond Fund ("Intermediate  Bond Fund")
Fifth Third Short Term Bond Fund ("Short Term Bond Fund")
Fifth Third U.S. Government Bond Fund ("U.S. Government Bond Fund")
Fifth Third Municipal Bond Fund ("Municipal Bond Fund")
Fifth Third Intermediate Municipal Bond Fund ("Intermediate
        Municipal Bond Fund")
Fifth Third Ohio Municipal Bond  Fund ("Ohio Municipal Bond Fund")
Fifth Third Michigan Municipal Bond Fund  ("Michigan Municipal Bond Fund")

The Short Term Bond Fund offers two classes of shares: Institutional Shares and Class A Shares. The U.S. Government Bond Fund offers three classes of shares:
Institutional Shares, Class A Shares and Class C Shares. The Strategic Income Fund and the Worldwide Fund offer three classes of shares: Institutional Shares, Class C Shares and Advisor Shares. The Large Cap Opportunity Fund, Large Cap Core Fund, Disciplined Large Cap Value Fund, LifeModel Aggressive FundSM, LifeModel Moderately Aggressive FundSM, LifeModel Moderate FundSM, LifeModel Moderately Conservative FundSM, LifeModel Conservative FundSM, International Equity Fund, International GDP Fund, Intermediate Bond Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund and Michigan Municipal Bond Fund offer four classes of shares: Institutional Shares, Class A Shares, Class B Shares and Class C Shares. The remainder of the Funds each offer five classes of shares: Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Advisor Shares. The Class A Shares are

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                   JULY 31, 2003
--------------------------------------------------------------------------------

subject to initial sales charges imposed at the time of purchase, in accordance with the Funds'prospectus. Certain redemptions of Class B Shares made within six years of purchase and certain redemptions of Class C Shares made within one year of purchase are subject to contingent deferred sales charges in accordance with the Funds' prospectus. Each class of shares for each Fund has identical rights and privileges except with respect to administrative services fees paid by Class C Shares, distribution services fees paid by Class A Shares, Class B Shares, Class C Shares and Advisor Shares, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

(2) REORGANIZATIONS

On July 29, 2002, the net assets of the Fifth Third Large Cap Growth Fund were exchanged for shares of the Large Cap Core Fund. This exchange qualified as a tax-free exchange for federal income tax purposes. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation (depreciation) immediately before and after the exchange (Amounts in thousands except per share amounts):



                                            INSTITUTIONAL SHARES       INVESTMENT A SHARES
                                          --------------------------  -----------------------
                                                              NET                       NET
                                                     NET      ASSET            NET     ASSET
                                          SHARES    ASSETS    VALUE   SHARES  ASSETS   VALUE
                                          ------    ------   ------   ------ -------  -------

Fifth Third Large Cap Growth Fund (a)     25,069  $ 153,140  $  6.11    112  $   682  $  6.09
Fifth Third Large Cap Core Fund (a)       31,964    333,618    10.44  2,044   21,079    10.31
                                          ------    ------   ------   ------ -------  -------
Fifth Third Large Cap Core Fund (b) (c)   46,636  $ 486,758  $ 10.44  2,110  $21,761  $ 10.31




                                             INVESTMENT B SHARES        INVESTMENT C SHARES
                                          --------------------------  -----------------------
                                                               NET                      NET       UNREALIZED
                                                     NET      ASSET            NET     ASSET     APPRECIATION
                                          SHARES   ASSETS     VALUE   SHARES  ASSETS   VALUE   (DEPRECIATION)
                                          ------  ---------  ------- ------- -------  -------  --------------
Fifth Third Large Cap Growth Fund (a)         21  $     125  $  6.08       2  $   15  $  6.08    $    (71,436)
Fifth Third Large Cap Core Fund (a)           19        201    10.38      --^      4    10.39          43,380
                                          ------  ---------  ------- ------- -------  -------  --------------
Fifth Third Large Cap Core Fund (b) (c)       31  $     326  $ 10.3        2  $   19  $ 10.39      $  (28,056)


(a) Before reorganization.
(b) After reorganization.
(c) The Fifth Third Large Cap Core Fund retained its investment objective and financial history after the reorganization. ^ Represents fewer than five hundred shares.

The Trust entered into an Agreement and Plan of Reorganization (the "Reorganization") with the Kent Funds pursuant to which all of the assets and liabilities of each Kent Fund transferred to a corresponding Fifth Third Fund in exchange for shares of the Fifth Third Fund. Each Kent Fund listed below transferred all of its assets and liabilities to the corresponding Fifth Third Fund identified opposite its name in exchange for shares of such Fifth Third
Fund:

KENT FUNDS                             FIFTH THIRD FUNDS
----------                             -----------------
Kent Small Company Growth Fund         Fifth Third Small Cap Growth Fund
Kent Large Company Growth Fund         Fifth Third Large Cap Growth Fund
Kent Growth and Income Fund            Fifth Third Large Cap Value Fund
Kent Index Equity Fund                 Fifth Third Equity Index Fund
Kent International Growth Fund         Fifth Third International GDP Fund
Kent Income Fund                       Fifth Third Bond Fund
Kent Intermediate Bond Fund            Fifth Third Intermediate Bond Fund
Kent Short Term Bond Fund              Fifth Third Short Term Bond
Fund Kent Tax-Free Income Fund         Fifth Third Municipal Bond Fund
Kent Intermediate Tax-Free Fund        Fifth Third Intermediate Municipal
                                        Bond Fund
Kent Michigan Municipal Bond Fund      Fifth Third Michigan Municipal Bond Fund

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JULY 31, 2003
--------------------------------------------------------------------------------

The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on October 29, 2001 and was approved by shareholders of the Kent Funds at a Special Meeting of Shareholders held on July 27, 2001. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation (depreciation) immediately before and after the reorganization (Amounts in thousands except per share amounts):



                                                      INSTITUTIONAL SHARES                 INVESTMENT A   SHARES
                                                -----------------------------------    --------------------------------
                                                                             NET                                 NET
                                                               NET          ASSET                   NET         ASSET
                                                 SHARES      ASSETS         VALUE     SHARES       ASSETS       VALUE
                                                ---------   ---------     ---------   -------   ----------    ---------
Kent Small Company Growth Fund (a)                 40,353    $667,602     $   16.54    1,258    $   20,603    $   16.37
Fifth Third Small Cap Growth Fund (a)                  --          --            --       --            --           --
                                                ---------   ---------     ---------   -------   ----------    ---------
Fifth Third Small Cap Growth Fund (b)              40,353    $667,602     $   16.54    1,258    $   20,603    $   16.37

Kent Large Company Growth Fund (a)                 28,513    $233,039     $    8.17       69    $      566    $    8.16
Fifth Third Large Cap Growth Fund (a)                  --          --            --       --            --           --
                                                ---------   ---------     ---------   -------   ----------    ---------
Fifth Third Large Cap Growth Fund (b)              28,513    $233,039     $    8.17       69    $      566    $    8.16

Kent Growth and Income Fund (a)                    36,397    $504,567     $   13.86    2,491    $   34,185    $   13.72
Fifth Third Large Cap Value Fund (a)                   --          --            --       --            --           --
                                                ---------   ---------     ---------   -------   ----------    ---------
Fifth Third Large Cap Value Fund (b)               36,397    $504,567     $   13.86    2,491    $   34,185    $   13.72

Kent Index Equity Fund (a)                         36,265    $764,067     $   21.07    1,449    $   30,493    $   21.05
Fifth Third Equity Index Fund (a)                      --          --            --       --            --           --
                                                ---------   ---------     ---------   -------   ----------    ---------
Fifth Third Equity Index Fund (b)                  36,265    $764,067     $   21.07    1,449    $   30,493    $   21.05

Kent International Growth Fund (a)                 34,836    $409,806     $   11.76    1,404    $   16,236    $   11.56
Fifth Third International GDP Fund (a)                 --          --            --       --            --           --
                                                ---------   ---------     ---------   -------   ----------    ---------
Fifth Third International GDP Fund (b)             34,836    $409,806     $   11.76    1,404    $   16,236    $   11.56

Kent Income Fund (a)                               25,911    $262,519     $   10.13      588    $    5,945    $   10.12
Fifth Third Quality Bond Fund (a)                  21,126     207,400          9.82    1,322        12,985         9.82
                                                ---------   ---------     ---------   -------   ----------    ---------
Fifth Third Bond Fund (b) (c)                      46,383    $469,919     $   10.13    1,871    $   18,930    $   10.12

Kent Intermediate Bond Fund (a)                    61,127    $616,303     $   10.08      843    $    8,520    $   10.11
Fifth Third Bond Fund For Income (a)               15,716     189,868         12.08    2,026        24,462        12.07
                                                ---------   ---------     ---------   -------   ----------    ---------
Fifth Third Intermediate Bond Fund (b) (d)         79,959    $806,171     $   10.08    3,263    $   32,982    $   10.11

Kent Short Term Bond Fund (a)                      25,177    $250,273     $    9.94      343    $    3,409    $    9.93
Fifth Third Short Term Bond Fund (a)                   --          --            --       --            --           --
                                                ---------   ---------     ---------   -------   ----------    ---------
Fifth Third Short Term Bond Fund (b)               25,177    $250,273     $    9.94      343    $    3,409    $    9.93

Kent Tax-Free Income Fund (a)                      10,976    $119,359     $   10.87       96    $    1,048    $   10.91
Fifth Third Municipal Bond Fund (a)                    --          --            --       --            --           --
                                                ---------   ---------     ---------   -------   ----------    ---------
Fifth Third Municipal Bond Fund (b)                10,976    $119,359     $   10.87       96    $    1,048    $   10.91

Kent Intermediate Tax-Free Fund (a)                21,761    $232,179     $   10.67      392    $    4,189    $   10.67
Fifth Third Municipal Bond Fund (a)                11,841     142,421         12.03       90         1,089        12.05
                                                ---------   ---------     ---------   -------   ----------    ---------
Fifth Third Intermediate Municipal
Bond Fund (b) (e)                                  35,110    $374,600     $   10.67      495    $    5,278    $   10.67

Kent Michigan Municipal Bond Fund (a)               7,764    $ 80,361     $   10.35      352    $    3,640    $   10.34
Fifth Third Michigan Municipal
Bond Fund (a)                                          --          --            --       --            --           --
                                                ---------   ---------     ---------   -------   ----------    ---------
Fifth Third Michigan Municipal
Bond Fund (b)                                       7,764    $ 80,361     $   10.35      352    $    3,640    $   10.34


---------------------------------------
(a) Before reorganization.
(b) After reorganization.
(c) The Fifth Third Bond Fund retained the investment objective and financial history of the Kent Income Fund after the reorganization.
(d) The Fifth Third Intermediate Bond Fund retained the investment objective and financial history of the Kent Intermediate Bond Fund after the reorganization.
(e) The Fifth Third Intermediate Municipal Bond Fund retained the investment objective and financial history of the Kent Intermediate Tax-Free Fund after the reorganization.


                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                   JULY 31, 2003
-----------------------------------------------------------------------------------


                                                 INVESTMENT B SHARES                INVESTMENT C SHARES
                                           ---------------------------------   -------------------------------
                                                                     NET                                NET         UNREALIZED
                                                          NET        ASSET                  NET        ASSET       APPRECIATION
                                           SHARES       ASSETS       VALUE      SHARES     ASSETS      VALUE       (DEPRECIATION)
                                           ------     ---------    ---------   -------   ---------   ---------    ---------------
Kent Small Company Growth Fund (a)             NA            NA           NA        NA          NA          NA      $     151,139
Fifth Third Small Cap Growth Fund (a)          NA            NA           NA        NA          NA          NA                 --
                                           ------     ---------    ---------   -------   ---------   ---------    ---------------
Fifth Third Small Cap Growth Fund (b)          NA            NA           NA        NA          NA          NA      $     151,139

Kent Large Company Growth Fund (a)             NA            NA           NA        NA          NA          NA      $     (34,299)
Fifth Third Large Cap Growth Fund (a)          NA            NA           NA        NA          NA          NA                 --
                                           ------     ---------    ---------   -------   ---------   ---------    ---------------
Fifth Third Large Cap Growth Fund (b)          NA            NA           NA        NA          NA          NA      $     (34,299)

Kent Growth and Income Fund (a)                NA            NA           NA        NA          NA          NA      $     150,407
Fifth Third Large Cap Value Fund (a)           NA            NA           NA        NA          NA          NA                 --
                                           ------     ---------    ---------   -------   ---------   ---------    ---------------
Fifth Third Large Cap Value Fund (b)           NA            NA           NA        NA          NA          NA      $     150,407

Kent Index Equity Fund (a)                     NA            NA           NA        NA          NA          NA      $     248,880
Fifth Third Equity Index Fund (a)              NA            NA           NA        NA          NA          NA                 --
                                           ------     ---------    ---------   -------   ---------   ---------    ---------------
Fifth Third Equity Index Fund (b)              NA            NA           NA        NA          NA          NA      $     248,880

Kent International Growth Fund (a)             NA            NA           NA        NA          NA          NA      $     (59,023)
Fifth Third International GDP Fund (a)         NA            NA           NA        NA          NA          NA                 --
                                           ------     ---------    ---------   -------   ---------   ---------    ---------------
Fifth Third International GDP Fund (b)         NA            NA           NA        NA          NA          NA      $     (59,023)

Kent Income Fund (a)                           NA            NA           NA        NA          NA          NA      $      12,213
Fifth Third Quality Bond Fund (a)             381     $   3,735    $    9.81       138   $   1,357   $    9.80              2,285
                                           ------     ---------    ---------   -------   ---------   ---------    ---------------
Fifth Third Bond Fund (b) (c)                 369     $   3,735    $   10.13       134   $   1,357   $   10.13      $      14,498

Kent Intermediate Bond Fund (a)                NA            NA           NA        NA          NA          NA      $      22,929
Fifth Third Bond Fund For Income (a)           NA            NA           NA        32   $     386   $   12.05              6,813
                                           ------     ---------    ---------   -------   ---------   ---------    ---------------
Fifth Third Intermediate
  Bond Fund (b) (d)                            NA            NA           NA        32   $     323   $   10.08      $      29,742
Kent Short Term Bond Fund (a)                  NA            NA           NA        NA          NA          NA      $       6,775
Fifth Third Short Term Bond Fund (a)           NA            NA           NA        NA          NA          NA                 --
                                           ------     ---------    ---------   -------   ---------   ---------    ---------------
Fifth Third Short Term Bond Fund (b)           NA            NA           NA        NA          NA          NA      $       6,775

Kent Tax-Free Income Fund (a)                  NA            NA           NA        NA          NA          NA      $       8,385
Fifth Third Municipal Bond Fund (a)            NA            NA           NA        NA          NA          NA                 --
                                           ------     ---------    ---------   -------   ---------   ---------    ---------------
Fifth Third Municipal Bond Fund (b)            NA            NA           NA        NA          NA          NA      $       8,385

Kent Intermediate Tax-Free Fund (a)            NA            NA           NA        NA          NA          NA      $      14,573
Fifth Third Municipal Bond Fund (a)            NA            NA           NA         5   $      57   $   12.05              4,117
                                           ------     ---------    ---------   -------   ---------   ---------    ---------------
Fifth Third Intermediate Municipal
  Bond Fund (b) (e)                            NA            NA           NA         5   $      51   $   10.67      $      18,690

Kent Michigan Municipal Bond Fund (a)          NA            NA           NA        NA          NA          NA      $       3,315
Fifth Third Michigan Municipal
  Bond Fund (a)                                NA            NA           NA        NA          NA          NA                 --
                                           ------     ---------    ---------   -------   ---------   ---------    ---------------
Fifth Third Michigan Municipal
  Bond Fund (b)                                NA            NA           NA        NA          NA          NA      $       3,315


-------------------------------------------------
(a) Before reorganization.
(b) After reorganization.
(c) The Fifth Third Bond Fund retained the investment objective and financial history of the Kent Income Fund after the reorganization.
(d) The Fifth Third Intermediate Bond Fund retained the investment objective and financial history of the Kent Intermediate Bond Fund after the reorganization.
(e) The Fifth Third Intermediate Municipal Bond Fund retained the investment objective and financial history of the Kent Intermediate Tax-Free Fund after the reorganization.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JULY 31, 2003
--------------------------------------------------------------------------------

The Fifth Third/Maxus Funds entered into an Agreement and Plan of Reorganization with the Trust pursuant to which all the assets and liabilities of each Fifth Third/Maxus Fund transferred to a corresponding Fifth Third Fund in exchange for shares of the Fifth Third Fund. Each Fifth Third/Maxus Fund listed below transferred all of its assets and liabilities to the corresponding Fifth Third Fund identified opposite its name in exchange for shares of such Fifth Third Fund.

FIFTH THIRD/MAXUS FUNDS                      FIFTH THIRD FUNDS
-----------------------                      -----------------
Fifth Third/Maxus Aggressive Value Fund      Fifth Third Micro Cap Value Fund
Fifth Third/Maxus Equity Fund                Fifth Third Multi Cap Value Fund
Fifth Third/Maxus Income Fund                Fifth Third Strategic Income Fund
Fifth Third/Maxus Laureate Fund              Fifth Third Worldwide Fund

The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on August 13, 2001 for the Micro Cap Value Fund, Multi Cap Value Fund and Worldwide Fund. The reorganization of the Strategic Income Fund, which also qualified as a tax-free exchange for federal income tax purposes, was completed on October 22, 2001. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the respective reorganizations. (Amounts in thousands except per share amounts):



                                             INSTITUTIONAL SHARES                       ADVISOR SHARES
                                         ---------------------------------     --------------------------------
                                                                    NET                                 NET
                                                        NET        ASSET                     NET       ASSET        UNREALIZED
                                         SHARES       ASSETS       VALUE        SHARES     ASSETS      VALUE       APPRECIATION
                                         -------     --------   ----------     -------   ----------  ----------    ------------
Fifth Third/Maxus Aggressive
Value Fund (a)                             1,742     $ 10,424   $     5.98       3,158   $   18,731  $     5.93    $      2,041
Fifth Third Micro Cap Value Fund (a)          --           --           --          --           --          --              --
                                         -------     --------   ----------     -------   ----------  ----------    ------------
Fifth Third Micro Cap Value Fund (b)       1,742     $ 10,424   $     5.98       3,158   $   18,731  $     5.93    $      2,041

Fifth Third/Maxus Equity Fund (a)            338     $  6,601   $    19.51       2,398   $   46,614  $    19.44    $      9,368
Fifth Third Multi Cap Value Fund (a)          --           --           --          --           --          --              --
                                         -------     --------   ----------     -------   ----------  ----------    ------------
Fifth Third Multi Cap Value Fund (b)         338     $  6,601   $    19.51       2,398   $   46,614  $    19.44    $      9,368

Fifth Third/Maxus Income Fund (a)            414     $  4,392   $    10.61       3,149   $   33,339  $    10.59    $      1,797
Fifth Third Strategic Income Fund (a)         --           --           --          --           --          --              --
                                         -------     --------   ----------     -------   ----------  ----------    ------------
Fifth Third Strategic Income Fund (b)        414     $  4,392   $    10.61       3,149   $   33,339  $    10.59    $      1,797

Fifth Third/Maxus Laureate Fund (a)           81     $    975   $    12.08       1,911   $   22,821  $    11.94    $        713
Fifth Third Worldwide Fund (a)                --           --           --          --           --          --              --
                                         -------     --------   ----------     -------   ----------  ----------    ------------
Fifth Third Worldwide Fund (b)                81     $    975   $    12.08       1,911   $   22,821  $    11.94    $        713


-----------------------------------------
(a) Before reorganization.
(b) After reorganization.


(3) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as, the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

A. SECURITIES VALUATIONS--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR's"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price (NOCP"),

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                   JULY 31, 2003
--------------------------------------------------------------------------------

if applicable. Securities invested in the International Equity and International GDP Fund are valued at the closing mid-market price on that exchange on the day of computation. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees ("Trustees"). Short-term investments maturing in 60 days or less are valued at either amortized cost, which approximates market value or at original cost, which combined with accrued interest approximates market value. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or quotations which appear suspect, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Trustees.

B. REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Mangement Inc. (the "Advisor") to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

C. SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

D. FOREIGN CURRENCY TRANSLATION--The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, including investments in securities, resulting from changes in the currency exchange rates.

E. FORWARD CURRENCY CONTRACTS--The International Equity Fund and the International GDP Fund may enter into a forward currency contract ("forward"), which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

F. FOREIGN CURRENCY COMMITMENTS--The International Equity Fund and the International GDP Fund may enter into foreign currency commitments for the delayed delivery of securities of foreign currency exchange transactions. Risks may arise upon entering into these transactions from the potential inability of

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JULY 31, 2003
--------------------------------------------------------------------------------

counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

G. FUTURES CONTRACTS--The Funds, with the exception of the Micro Cap Value Fund, the Multi Cap Value Fund and the Strategic Income Fund, may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The International Equity Fund holds cash as collateral for its futures contracts.

The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

H. OPTION CONTRACTS--The Funds, with the exception of the Micro Cap Value Fund, the Multi Cap Value Fund and the Strategic Income Fund, may write or purchase option contracts. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Written options involve financial risk which may exceed amounts reflected in the accompanying financial statements.

The table below reflects the Small Cap Growth Fund and Mid Cap Growth Fund's activities in written options, all of which were for purposes of earning additional income during the period. The Small Cap Growth Fund held LeapFrog Enterprises, Inc., $35.00, 9/20/03 at the end of the period. No other Funds engaged in written option contracts during the year ended July 31, 2003.

OPTION ACTIVITIES FOR THE YEAR ENDED JULY 31, 2003:

                        BALANCE AT      OPTIONS       OPTIONS       BALANCE AT
                         7/31/02        WRITTEN       EXPIRED         7/31/03
                        ----------     ---------      -------      -----------
NUMBER OF CONTRACTS
Small Cap Growth Fund           --            50           --               50
Mid Cap Growth Fund             --           600         (600)              --

PREMIUMS ($000)
Small Cap Growth Fund    $      --     $       3           --      $         3
Mid Cap Growth Fund             --           162      $  (162)              --

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                   JULY 31, 2003
--------------------------------------------------------------------------------

I. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

J. LENDING PORTFOLIO SECURITIES--To generate additional income, the Funds may lend up to one-third of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the prior day's market value plus accrued interest on the securities loaned. The Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral.

When cash is received as collateral for securities loaned, the Funds may invest such cash in short-term U.S. Government securities, repurchase agreements, or other short-term corporate securities. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. Fixed income securities received as collateral are not recorded as an asset or liability of the Fund because the Fund does not have effective control of such securities.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of July 31, 2003, the following Funds had securities on loan with the following market values and collateral amounts (Amounts in thousands):



                                                            MARKET           AVERAGE LOAN     INCOME FROM
                                            CASH           VALUE OF           OUTSTANDING      SECURITIES
                                         COLLATERAL   LOANED SECURITIES     DURING THE YEAR     LENDING
                                         ----------   -----------------     ---------------   ------------
Small Cap Growth Fund                      $ 58,723            $ 56,300            $ 64,813         $ 262
Mid Cap Growth Fund                          59,223              56,779              51,046           129
Large Cap Opportunity Fund                      957                 920                 564            --^
Quality Growth Fund                          24,295              23,292              16,060            10
Large Cap Core Fund                             775                 743               4,828             6
Equity Index Fund                            13,314              12,764              13,436            22
Balanced Fund                                 9,870               9,462              13,979            16
Multi Cap Value Fund                         17,700              16,970              10,998            15
Disciplined Large Cap Value Fund              4,111               3,941               7,758             9
Technology Fund                              10,670              10,229               4,820            11
International Equity Fund                     7,170               6,874               7,672            37
International GDP Fund                       12,894              12,362              22,934           138
Bond Fund                                    13,627              13,065              24,912            35
Intermediate Bond Fund                       82,365              78,966             119,975           176
Short Term Bond Fund                         28,968              27,773              35,516            17



^ Represents fewer than five hundred dollars.

At July 31, 2003, each Fund's loaned securities were fully collateralized by cash, which was reinvested in repurchase agreements (with interest rates ranging from 1.09% to 1.10% and maturity dates of August 1, 2003).

K. EXPENSES--Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one series of the Trust are allocated among the respective series based upon relative net assets or another appropriate basis. In addition, investors in a certain Share class will pay the expenses directly attributable to that Share class.

L. DISRIBUTIONS TO SHAREHOLDERS--Dividends, if any, from net investment income are declared and paid monthly for the Strategic Income Fund, Bond Fund, Intermediate Bond Fund, Short Term Bond Fund, U.S. Government Bond Fund, Municipal Bond Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JULY 31, 2003
--------------------------------------------------------------------------------

Fund and Michigan Municipal Bond Fund. Dividends, if any, from net investment income are declared and paid quarterly for the Mid Cap Growth Fund, Large Cap Opportunity Fund, Quality Growth Fund, Large Cap Core Fund, Equity Index Fund, Balanced Fund, Micro Cap Value Fund, Multi Cap Value Fund, Disciplined Large Cap Value Fund, LifeModel Aggressive FundSM, LifeModel Moderately Aggressive FundSM, LifeModel Moderate FundSM, LifeModel Moderately Conservative FundSM, LifeModel Conservative FundSM and Technology Fund. Dividends, if any, from net investment income are declared and paid annually for the Small Cap Growth Fund, Small Cap Value Fund, Worldwide Fund, International Equity Fund and International GDP Fund. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends to shareholders are recorded on the ex-dividend date.

Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, amortization and/or accretion of securities, foreign currency transactions, expiring capital loss carryforwards and deferrals of certain losses.

These `'book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

M. FEDERAL TAXES--It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The tax character of distributions paid during the fiscal year ended July 31, 2003 was as follows (Amounts in thousands):



                                                    DISTRIBUTIONS
                                                      PAID FROM
                                               ----------------------
                                                             NET
                                                          LONG TERM       TOTAL           TAX              TOTAL
                                               ORDINARY    CAPITAL       TAXABLE         EXEMPT         DISTRIBUTIONS
                                                INCOME      GAINS      DISTRIBUTIONS   DISTRIBUTIONS       PAID
                                               --------   -----------  -------------   -------------    -------------
Quality Growth Fund                             $    46           --         $    46              --      $        46
Large Cap Core Fund                               3,353           --           3,353              --            3,353
Equity Index Fund                                 8,109           --           8,109              --            8,109
Balanced Fund                                     3,953           --           3,953              --            3,953
Micro Cap Value Fund                                 30      $   645             675              --              675
Disciplined Large Cap Value Fund                  3,542        2,914           6,456              --            6,456
LifeModel Aggressive FundSM                          64           --              64              --               64
LifeModel Moderately Aggressive FundSM              368           --             368              --              368
LifeModel Moderate FundSM                           644           --             644              --              644
LifeModel Moderately Conservative FundSM            503           --             503              --              503
LifeModel Conservative FundSM                       384           --             384              --              384
Strategic Income Fund                             3,714           --           3,714              --            3,714
International Equity Fund                           888           --             888              --              888
International GDP Fund                            1,683           --           1,683              --            1,683
Bond Fund                                        16,599           --          16,599              --           16,599
Intermediate Bond Fund                           34,323           --          34,323              --           34,323
Short Term Bond Fund                             16,895           --          16,895              --           16,895
U.S. Government Bond Fund                         2,461          590           3,051              --            3,051
Municipal Bond Fund                                 148        1,270           1,418         $ 3,674            5,092
Intermediate Municipal Bond Fund                     49        2,213           2,262          11,118           13,380
Ohio Municipal Bond Fund                             --           --              --           6,628            6,628
Michigan Municipal Bond Fund                         44          336             380           3,538            3,918


                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                   JULY 31, 2003
--------------------------------------------------------------------------------

The tax character of distributions paid during the fiscal year ended July 31, 2002 was as follows (Amounts in thousands):




                                          DISTRIBUTIONS
                                            PAID FROM
                                      ---------------------
                                                    NET
                                                 LONG TERM         TOTAL            TAX          TOTAL
                                      ORDINARY    CAPITAL         TAXABLE          EXEMPT       DISTRIBUTIONS
                                       INCOME      GAINS       DISTRIBUTIONS   DISTRIBUTIONS        PAID
                                      ---------  ----------   --------------   -------------    -------------
Small Cap Growth Fund                        --    $ 22,402         $ 22,402              --         $ 22,402
Mid Cap Fund                            $   197       9,828           10,025              --           10,025
Quality Growth Fund                          --      35,961           35,961              --           35,961
Large Cap Core Fund                       3,027      11,389           14,416              --           14,416
Equity Index Fund                         8,176          --            8,176              --            8,176
Balanced Fund                             3,993       4,980            8,973              --            8,973
Equity Income Fund                          838       4,554            5,392              --            5,392
Strategic Income Fund                     1,093          --            1,093              --            1,093
International Equity Fund                 1,952          --            1,952              --            1,952
International GDP Fund                    1,683          --            1,683              --            1,683
Bond Fund                                20,652          --           20,652              --           20,652
Intermediate Bond Fund                   34,051          --           34,051              --           34,051
Short Term Bond Fund                     13,395          --           13,395              --           13,395
U.S. Government Bond Fund                 2,200          --            2,200              --            2,200
Municipal Bond Fund                       1,220       1,609            2,829     $     4,719            7,548
Intermediate Municipal Bond Fund              6          --                6          10,633           10,639
Ohio Municipal Bond Fund                      6          --                6           6,830            6,836
Michigan Municipal Bond Fund                195         222              417           3,264            3,681


As of July 31, 2003, the components of accumulated earnings/(deficit) on tax basis was a follows (Amounts in thousands):


                                                                                      ACCUMULATED                      TOTAL
                         UNDISTRIBUTED  UNDISTRIBUTED  UNDISTRIBUTED                  CAPITAL AND   UNREALIZED      ACCUMULATED
                          TAX EXEMPT      ORDINARY      LONG-TERM     DISTRIBUTIONS     OTHER     APPRECIATION/      EARNINGS/
                           INCOME          INCOME     CAPITAL GAINS      PAYABLE        LOSSES    (DEPRECIATION)*    (DEFICIT)
                         ------------   ------------- -------------   -------------   ----------- -------------     -------------
Small Cap Growth Fund              --              --             --              --   $   (2,595)      $ 115,879        $113,284
Mid Cap Growth Fund                --              --             --              --      (43,398)         34,034          (9,364)
Large Cap Opportunity
 Fund                              --              --             --              --      (18,982)            485         (18,497)
Quality Growth Fund                --              --             --              --     (146,369)         75,527         (70,842)
Large Cap Core Fund                --        $    154             --              --      (57,736)          4,707         (52,875)
Equity Index Fund                  --             672             --              --      (53,499)        188,875         136,048
Balanced Fund                      --             307             --              --      (74,689)          7,846         (66,536)
Micro Cap Value Fund               --           3,379             --              --          (49)         30,851          34,181
Small Cap Value Fund               --           1,049             --              --           --           7,030           8,079
Multi Cap Value Fund               --              --             --              --       (4,808)         36,564          31,756
Disciplined Large Cap
 Value Fund                        --           3,334         $5,224              --           --          45,133          53,691
LifeModel Aggressive
 FundSM                            --             408              7              --           --           6,993           7,408
LifeModel Moderately
 Aggressive FundSM                 --             745             25              --           --          11,803          12,573
LifeModel Moderate
 FundSM                            --             299             23              --           --           9,545           9,867
LifeModel Moderately
 Conservative Fund SM              --             940             12              --           --           4,125           5,077
LifeModel Conservative
 FundSM                            --             262              7              --           --           1,192           1,461
Strategic Income Fund              --             496             --           $(545)      (1,729)          1,757             (21)
Technology Fund                    --              --             --              --      (57,694)          8,609         (49,085)
Worldwide Fund                     --              --             --              --      (13,157)          1,552         (11,605)
International
 Equity Fund                       --           2,671             --              --      (33,836)        (19,366)        (50,531)
International GDP Fund             --           3,419             --              --      (47,848)        (50,798)        (95,227)
Bond Fund                          --              55             --              --         (727)            700              28
Intermediate Bond Fund             --              55             --              --      (15,076)            142         (14,879)
Short Term Bond Fund               --              67             --              --       (2,949)        (3,645)          (6,527)
U.S. Government
 Bond Fund                         --             992            529              --           --            (330)          1,191
Municipal Bond Fund                --             325            860              --           --           6,788           7,973
Intermediate Municipal
 Bond Fund                        $37             448          2,119              --           --          14,459          17,063
Ohio Municipal Bond
 Fund                              --^             --             --              --         (150)          6,784           6,634
Michigan Municipal
 Bond Fund                          7              --            186              --           --           2,888           3,081


---------------------------------------------
* The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium and market discount, and the return of capital adjustments from real estate investments trusts.
^   Represents fewer than five hundred dollars.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JULY 31, 2003
--------------------------------------------------------------------------------

As of July 31, 2003, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any to the extent provided by the treasury regulations (Amounts in thousands):



                                                  EXPIRATION YEAR
                            -------------------------------------------------------------
                              2005    2006   2007    2008    2009      2010       2011      TOTAL
                            -------  -----  ------ -------  -------  ---------  ---------  --------
Small Cap Growth Fund            --     --     --       --       --  $   2,595         --  $  2,595
Mid Cap Growth Fund              --     --     --       --       --      2,764  $  40,392    43,156
Large Cap Opportunity Fund       --     --     --       --       --     14,725      3,024    17,749
Quality Growth Fund              --     --     --       --       --     12,974    133,395   146,369
Large Cap Core Fund              --     --     --       --       --     13,517         --    13,517
Equity Index Fund                --     --     --       -- $  4,024      3,128     45,380    52,532
Balanced Fund                    --     --     --       --       --      3,043     58,207    61,250
Multi Cap Value Fund             --     --     --       --       --      3,037      1,618     4,655
Strategic Income Fund            --     --  $ 234  $ 1,096       --         --         --     1,330
Technology Fund                  --     --     --       --       10     20,066     32,941    53,017
Worldwide Fund                   --     --     --       --   10,618        868      1,406    12,892
International Equity Fund        --     --     --       --    2,029         --     22,478    24,507
International GDP Fund           --     --     --       --       --      7,628     31,350    38,978
Bond Fund                        --     --     --      727       --         --         --       727
Intermediate Bond Fund           --     --     --    3,390       --        313         --     3,703
Short Term Bond Fund        $ 1,365  $ 238    220    1,126       --         --         --     2,949
Ohio Municipal Bond Fund         --     --     --       --      150         --         --       150


As of July 31, 2002, the following Funds have additional capital loss carryforwards, subject to certain limitations on availability, to offset future capital gains, if any, as the successor of a merger (Amounts in thousands):

                                         EXPIRATION YEAR
                             ----------------------------------------
                             2005    2006   2007     2008      2009      TOTAL
                             ----    ----   ----     ----      ----      -----
 Large Cap Core Fund           --      --     --    $22,478   $21,741  $44,219
 Intermediate Bond Fund      $374      --     --     10,029       970   11,373

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended July 31, 2003, the fund deferred to August 1, 2003 post October capital losses, post October currency losses and post October passive foreign investment company losses of (Amounts in thousands):

                                           CAPITAL
                                            LOSSES
                                           --------
Mid Cap Growth Fund                        $    242
Large Cap Opportunity Fund                    1,233
Equity Index Fund                               967
Balanced Fund                                13,439
Micro Cap Value Fund                             49
Multi Cap Value Fund                            153
Strategic Income Fund                           399
Technology Fund                               4,677
Worldwide Fund                                  265
International Equity Fund                     9,329
International GDP Fund                        8,870

For the taxable year ended July 31, 2003, the following percentage of income dividends paid by the Fund qualify for the dividends received deduction available to corporations (Unaudited):

                                            PERCENTAGE
                                            ----------
Large Cap Core Fund                                100%
Equity Index Fund                                  100%
Balanced Fund                                       55%
Micro Cap Value Fund                                17%
Disciplined Large Cap Value Fund                    90%
LifeModel Agressive FundSM                          14%
LifeModel Moderately Agressive FundSM               11%
LifeModel Moderate FundSM                           10%
LifeModel Moderately Conservative FundSM             3%
LifeModel Conservative FundSM                        2%
Strategic Income Fund                              100%

For the period ended July 31, 2003, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                   JULY 31, 2003
--------------------------------------------------------------------------------
For the period ended July 31, 2003, the following Funds paid qualified dividend income of (amounts in thousands):
                                                            AMOUNT
                                                           --------
Large Cap Core Fund ...............................        $  1,298
Equity Index Fund .................................           3,751
Balanced Fund .....................................           1,268
Disciplined Large Cap Value Fund ..................           2,304
LifeModel Aggressive FundSM .......................              61
LifeModel Moderately Aggressive FundSM ............             121
LifeModel Moderate FundSM .........................              92
LifeModel Moderately Conservative FundSM ..........              49
LifeModel Conservative FundSM .....................              10
Strategic Income Fund .............................           2,935

The International Equity Fund and the International GDP Fund may elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on July 31, 2003 are as follows:

                                          FOREIGN       FOREIGN
                                           SOURCE         TAX
                                           INCOME       EXPENSE
                                          --------      -------
International Equity Fund                   0.19          0.03
International GDP Fund                      0.28          0.03

If elected, the pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record date in December 2003. These shareholders will receive more detailed information along with their 2003 Form 1099-DIV.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--The Advisor receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets, as follows: 0.70% for the Small Cap Growth Fund and Large Cap Core Fund, 0.80% for the Mid Cap Growth Fund, Large Cap Opportunity Fund (advised by Heartland Capital Management, Inc.), Quality Growth Fund, Balanced Fund and Disciplined Large Cap Value Fund, 0.30% for the Equity Index Fund, 1.00% for the Micro Cap Value Fund, Multi Cap Value Fund, Strategic Income Fund, Technology Fund, Worldwide Fund and International Equity Fund, 0.90% for the Small Cap Value Fund, 0.15% for the LifeModel Aggressive FundSM, LifeModel Moderately Aggressive FundSM, LifeModel Moderate FundSM, LifeModel Moderately Conservative FundSM and LifeModel Conservative FundSM, 0.75% for the International GDP Fund, 0.60% for the Bond Fund, 0.55% for the Intermediate Bond Fund, U.S.
Government Bond Fund, Municipal Bond Fund, Intermediate Municipal Bond Fund and Ohio Municipal Bond Fund, 0.50% for the Short Term Bond Fund and 0.45% for the Michigan Municipal Bond Fund.

Chartwell Investment Partners L.P. is the Small Cap Value Fund's Sub-Advisor. Morgan Stanley Asset Management, Inc. is the International Equity Fund's Sub-Advisor. The Advisor compensates the Sub-Advisors at a rate based on the Fund's average daily net assets.

ADMINISTRATIVE FEE--Fifth Third Bank ("Fifth Third") serves as the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operations including providing the Funds with certain administrative personnel and services necessary to operate the Funds. Under the terms of the administration agreement, Fifth Third's fees are computed as a percentage of the daily average net assets of the Trust for the period. Administration fees are computed at 0.20% of the first $1 billion of the average daily net assets of the Trust, 0.18% of the average daily net assets of the Trust between $1 billion and $2 billion, and 0.17% of more than $2 billion of the average daily net assets of the Trust. In addition, there shall be an annual fee of $10,000 per class in excess of four classes per Fund. Effective with the start of fiscal year 2003, any Fund that commences operations shall be subject to an annual minimum fee of $20,000. Pursuant to a separate agreement with Fifth Third, BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., performs sub-administrative services on behalf of the Funds including providing certain administrative personnel and services necessary to operate the Funds, for which it receives a fee from Fifth Third computed as a percentage of the average daily net assets of the Trust.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JULY 31, 2003
------------------------------------------------------------------------------

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Fifth Third Funds Distributor, Inc., a wholly owned subsidiary of The BISYS Group, Inc., serves as the Trust's principal distributor. Under the terms of the Plan, the Funds will compensate the principal distributor from the net assets of the Funds' Class A Shares, Class B Shares, Class C Shares and Advisor Shares to finance activities intended to result in the sales of each Funds' shares. The Plan provides that the Funds may incur distribution services fees up to 0.25% of the average daily net assets for Class A Shares, up to 1.00% of the average daily net assets for Class B Shares, up to 0.75% of the average daily net assets for Class C Shares and up to 0.50% of the average daily net assets for Advisor Shares, annually, to compensate the distributor. For the period ended July 31, 2003, the Distributor received $3,849,812 from commissions earned on sales of Class A Shares and redemption of Class B and Class C Shares, of which, the Distributor re-allowed $3,624,890 to affiliated broker-dealers of the Funds.

ADMINISTRATIVE SERVICES FEE--The Trust has adopted an Administrative Services Agreement with the distributor with respect to Class C Shares. Under the Plan, the Funds may make payments up to 0.25% of the average daily net assets for Class C Shares in exchange for certain administrative services fees for shareholders and for the maintenance of shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT, ACCOUNTING AND CUSTODY FEES--Fifth
Third serves as transfer and dividend disbursing agent, maintains the Funds' accounting records and is the Funds' custodian for which it receives a fee based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses. Transfer Agent fees are computed at 0.0225% of the average daily net assets of each Funds' shares. In addition, there shall be an annual fee of $7,500 per additional class of shares per Fund. Accounting fees are computed at 0.02% of the average daily net assets of each Funds' shares up to $500 million, 0.015% of the average daily net assets of each Funds' shares between $500 million and $1 billion, and 0.01% of more than $1 billion of the average daily net assets of each Funds' shares. The minimum annual fee per Fund shall be $30,000. In addition, there shall be an annual fee of $10,000 per additional class of shares per Fund. Custody fees are computed at 0.01% of the average daily net assets of each Funds' shares up to $25 million, 0.0075% of the average daily net assets of each Funds' shares between $25 million and $100 million, 0.005% of the average daily net assets of each Funds' shares between $100 million and $200 million, and 0.0025% of more than $200 million of the average daily net assets of each Funds' shares plus transaction charges. Pursuant to a separate agreement with Fifth Third, BISYS Fund Services Ohio, Inc., a wholly owned subsidiary of The BISYS Group, Inc., performs sub-transfer and dividend disbursing agent services and sub-accounting services on behalf of the Funds, for which it receives a fee from Fifth Third computed as a percentage of the average daily net assets of each Fund.

Certain officers of the Trust are officers of the above companies, but are not paid any fees directly by the Trust for serving as officers of the Trust.

Effective with the Reorganization of the Funds, Fifth Third and the Advisor have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses as follows:
                                      INSTITUTIONAL  CLASS A      ADVISOR
                                          SHARES      SHARES       SHARES
                                      -------------  --------     -------

Large Cap Core Fund                        0.92%       1.17%          NA
Equity Index Fund                          0.40%       0.65%          --
Multi Cap Value Fund                       1.39%         --         1.89%
Strategic Income Fund                      1.35%         NA         1.85%
Worldwide Fund                             1.44%         NA         1.94%
Bond Fund                                  0.80%       1.05%          --
Intermediate Bond Fund                     0.76%       1.01%          NA
Short Term Bond Fund                       0.74%       0.89%          NA
Municipal Bond Fund                        0.79%       1.04%          --
Intermediate Municipal Bond Fund           0.73%       0.98%          NA
Michigan Municipal Bond Fund               0.69%       0.84%          NA

The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to the ratios above. These waivers and/or reimbursements will remain in effect until November 30, 2003.


                                                                         FIFTH THIRD FUNDS
                                                  NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                             JULY 31, 2003
------------------------------------------------------------------------------------------


                                            INSTITUTIONAL   CLASS A   CLASS B    CLASS C
                                               SHARES        SHARES    SHARES     SHARES
                                            -------------   -------   -------    -------
LifeModel Aggressive FundSM                         0.08%      0.33%     1.08%      1.08%
LifeModel Moderately Aggressive FundSM              0.08%      0.33%     1.08%      1.08%
LifeModel Moderate FundSM                           0.08%      0.33%     1.08%      1.08%
LifeModel Moderately Conservative FundSM            0.08%      0.33%     1.08%      1.08%
LifeModel Conservative FundSM                       0.08%      0.33%     1.08%      1.08%


The Funds' Advisor has entered into an Expense Limitation Agreement (the "Agreement") in which the Advisor has contractually agreed to waive fees and/or reimburse expenses through November 30, 2005, to limit total annual fund operating expenses for the Funds above. Under the terms of the Agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by the Funds only during a month in which the Agreement is in effect, but no reimbursement payment will be made by the Funds if it would result in the Funds exceeding the expense limitation described above.

As a result of certain trading errors that occurred in June 2003, the Worldwide Fund was reimbursed $53,499 by the Advisor to offset losses realized on the disposal of investments.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the year ended July 31, 2003, were as follows (Amounts in thousands):

                                               PURCHASES          SALES
                                              ------------     ------------
Small Cap Growth Fund                         $    256,860     $    355,665
Mid Cap Growth Fund                                138,959           75,872
Large Cap Opportunity Fund                          11,529           15,478
Quality Growth Fund                                294,450          169,458
Large Cap Core Fund                                 44,444          353,357
Equity Index Fund                                   12,936           58,863
Balanced Fund                                      352,046          366,092
Micro Cap Value Fund                                54,631           25,068
Small Cap Value Fund                                80,014           20,552
Multi Cap Value Fund                               119,543           34,513
Disciplined Large Cap Value Fund                   373,103          170,524
LifeModel Aggressive FundSM                         53,261           14,781
LifeModel Moderately Aggressive FundSM             120,295           24,138
LifeModel Moderate FundSM                          130,503           25,627
LifeModel Moderately Conservative FundSM            84,652           21,339
LifeModel Conservative FundSM                       46,047           11,150
Strategic Income Fund                              126,819           30,772
Technology Fund                                     72,038           73,446
Worldwide Fund                                     152,322          153,402
International Equity Fund                           64,127           59,111
International GDP Fund                              13,661           67,422
Bond Fund                                        1,224,847        1,299,179
Intermediate Bond Fund                           1,940,924        2,016,697
Short Term Bond Fund                               506,463          283,487
U.S. Government Bond Fund                          224,758          201,560
Municipal Bond Fund                                 18,419           46,473
Intermediate Municipal Bond Fund                   264,088          265,000
Ohio Municipal Bond Fund                            36,925           37,448
Michigan Municipal Bond Fund                        41,904           13,015

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JULY 31, 2003
--------------------------------------------------------------------------------

(6) CONCENTRATION OF CREDIT RISK

The Ohio Municipal Bond Fund and the Michigan Municipal Bond Fund invest a substantial portion of their assets in debt obligations issued by the State of Ohio and the State of Michigan, respectively, and their political subdivisions, agencies and public authorities. The Funds are more susceptible to factors adversely affecting issuers of Ohio and Michigan municipal securities than a Fund that is not concentrated in these issuers to the same extent.

The International Equity Fund and the International GDP Fund invest in equity and fixed income securities of non-U.S. issuers. Although the Funds each maintain a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

(7) CHANGE IN ACCOUNTING PRINCIPLE

As required, effective August 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts or amortizing premiums on debt securities. Prior to August 1, 2001, the Balanced Fund, U.S. Government Bond Fund and the Ohio Municipal Bond Fund did not accrete discounts on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in the following change in cost of securities and the corresponding change in net unrealized appreciation (depreciation), based on securities held by the Fund on August 1, 2001 (Amounts in thousands):

                                                  UNREALIZED
                                    COST OF      APPRECIATION
                                  SECURITIES    (DEPRECIATION)
                                  ----------    --------------

 Balanced Fund                       $     4           $   (4)
 U.S. Government Bond Fund                23              (23)
 Ohio Municipal Bond Fund                 161            (161)

The effect of this change for the year ended July 31, 2002 was as follows (Amounts in thousands):

                                    NET           UNREALIZED       REALIZED
                                 INVESTMENT      APPRECIATION       GAINS
                                   INCOME       (DEPRECIATION)     (LOSSES)
                                 ----------     --------------     --------
 Balanced Fund                      $  434           $    (424)     $   (10)
 U.S. Government Bond Fund             131                (130)          (1)
 Ohio Municipal Bond Fund               60                 (37)         (23)

(8) SUBSEQUENT EVENTS

Effective August 1, 2003, the Short Term Bond Fund launched Class C Shares.

On August 12, 2003 and effective as of August 13, 2003, the Board of Trustees terminated the investment advisory contract with Heartland Capital Management, Inc. ("Heartland") and replaced Heartland with the Advisor as the investment advisor to the Large Cap Opportunity Fund. The Advisor will continue to provide investment advisory services, under an interim advisory contract, until shareholder approval of an Amended and Restated Investment Advisory Contract is obtained.

                      This page intentionally left blank.



FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR)


                                                                  CHANGE IN NET ASSETS
                                                                RESULTING FROM OPERATIONS
                                                               ----------------------------
                                                                                NET REALIZED
                                                                                   AND
                                                                                UNREALIZED      CHANGE IN
                                                   NET ASSET                   GAINS/(LOSSES)   NET ASSETS
                                                    VALUE,         NET              FROM        RESULTING
                                                   BEGINNING    INVESTMENT      INVESTMENT        FROM
                                                   OF PERIOD  INCOME/(LOSS)    TRANSACTIONS     OPERATIONS
                                                   ---------   ----------       ----------      --------
 SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
 Year ended 12/31/98                                 $ 18.39         0.03            (1.08)         (1.05)
 Year ended 12/31/99                                 $ 15.46         0.02             4.16           4.18
 Year ended 12/31/00                                 $ 19.29           --            (0.08)         (0.08)
 1/01/01 to 7/31/01(c)                               $ 19.02        (0.02)           (1.08)         (1.10)
 Year ended 7/31/02                                  $ 17.86        (0.04)           (3.56)         (3.60)
 Year ended 7/31/03                                  $ 13.70        (0.03)            2.23           2.20
                                                   ---------   ----------       ----------      ---------
 SMALL CAP GROWTH FUND CLASS A SHARES
 Year ended 12/31/98                                 $ 18.33        (0.01)           (1.08)         (1.09)
 Year ended 12/31/99                                 $ 15.39        (0.02)            4.15           4.13
 Year ended 12/31/00                                 $ 19.19           --            (0.13)         (0.13)
 1/01/01 to 7/31/01(c)                               $ 18.87        (0.04)           (1.06)         (1.10)
 Year ended 7/31/02                                  $ 17.71        (0.07)           (3.56)         (3.63)
 Year ended 7/31/03                                  $ 13.52        (0.06)            2.19           2.13
                                                   ---------   ----------       ----------      ---------
 SMALL CAP GROWTH FUND CLASS B SHARES
 10/29/01(d) to 7/31/02                              $ 16.54        (0.05)           (2.34)         (2.39)
 Year ended 7/31/03                                  $ 13.59        (0.14)            2.16           2.02
                                                   ---------   ----------       ----------      ---------
 SMALL CAP GROWTH FUND CLASS C SHARES
 10/29/01(d) to 7/31/02                              $ 16.54        (0.11)           (2.28)         (2.39)
 Year ended 7/31/03                                  $ 13.59        (0.14)            2.17           2.03
                                                   ---------   ----------       ----------      ---------
 SMALL CAP GROWTH FUND ADVISOR SHARES
 10/29/01(d) to 7/31/02                              $ 16.54        (0.03)           (2.31)         (2.34)
 Year ended 7/31/03                                  $ 13.64        (0.06)            2.17           2.11
                                                   ---------   ----------       ----------      ---------
 MID CAP GROWTH FUND INSTITUTIONAL SHARES
 8/11/98(d) to 7/31/99                               $ 15.40        (0.04)            1.95           1.91
 Year ended 7/31/00                                  $ 15.87        (0.04)            4.63           4.59
 Year ended 7/31/01                                  $ 19.28           --            (1.69)         (1.69)
 Year ended 7/31/02                                  $ 15.10        (0.06)           (4.33)         (4.39)
 Year ended 7/31/03                                  $ 10.24        (0.07)(3)         1.85           1.78
                                                   ---------   ----------       ----------      ---------
 MID CAP GROWTH FUND CLASS A SHARES
 Year ended 7/31/99                                  $ 16.19        (0.10)            1.17           1.07
 Year ended 7/31/00                                  $ 15.82        (0.08)            4.60           4.52
 Year ended 7/31/01                                  $ 19.16           --            (1.73)         (1.73)
 Year ended 7/31/02                                  $ 14.94        (0.09)           (4.27)         (4.36)
 Year ended 7/31/03                                  $ 10.11        (0.09)            1.80           1.71
                                                   ---------   ----------       ----------      ---------
 MID CAP GROWTH FUND CLASS B SHARES
 10/11/00(d) to 7/31/01                              $ 17.91           --            (0.56)         (0.56)
 Year ended 7/31/02                                  $ 14.86        (0.14)           (4.27)         (4.41)
 Year ended 7/31/03                                  $  9.98        (0.17)(3)         1.78           1.61
                                                   ---------   ----------       ----------      ---------
 MID CAP GROWTH FUND CLASS C SHARES
 Year ended 7/31/99                                  $ 15.98        (0.18)            1.16           0.98
 Year ended 7/31/00                                  $ 15.52        (0.16)            4.47           4.31
 Year ended 7/31/01                                  $ 18.65           --            (1.80)         (1.80)
 Year ended 7/31/02                                  $ 14.36        (0.18)           (4.08)         (4.26)
 Year ended 7/31/03                                  $  9.63        (0.16)(3)         1.70           1.54
                                                   ---------   ----------       ----------      ---------
 MID CAP GROWTH FUND ADVISOR SHARES
 10/29/01(d) to 7/31/02                              $ 13.47        (0.04)           (2.87)         (2.91)
 Year ended 7/31/03                                  $ 10.09        (0.12)(3)         1.81           1.69
                                                   ---------   ----------       ----------      ---------



                                                   LESS DIVIDENDS AND
                                                   DISTRIBUTIONS FROM
                                                  --------------------
                                                                                          NET        TOTAL
                                                                            TOTAL        ASSET      RETURN
                                                      NET        NET       DIVIDENDS     VALUE,     (EXCLUDES
                                                  INVESTMENT  REALIZED       AND         END OF      SALES
                                                    INCOME      GAINS    DISTRIBUTIONS   PERIOD      CHARGE)
                                                  -------     --------    -----------    -------    --------
 SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
 Year ended 12/31/98                                (0.03)       (1.85)         (1.88)   $ 15.46      (6.15%)
 Year ended 12/31/99                                (0.02)       (0.33)         (0.35)   $ 19.29      27.98%
 Year ended 12/31/00                                   --        (0.19)         (0.19)   $ 19.02      (0.38%)
 1/01/01 to 7/31/01(c)                                 --        (0.06)         (0.06)   $ 17.86      (5.75%)*
 Year ended 7/31/02                                    --        (0.56)         (0.56)   $ 13.70     (20.80%)
 Year ended 7/31/03                                    --           --             --    $ 15.90      16.06%
                                                  -------     --------    -----------    -------    --------
 SMALL CAP GROWTH FUND CLASS A SHARES
 Year ended 12/31/98                                   --        (1.85)         (1.85)   $ 15.39      (6.40%)
 Year ended 12/31/99                                   --        (0.33)         (0.33)   $ 19.19      27.73%
 Year ended 12/31/00                                   --        (0.19)         (0.19)   $ 18.87      (0.59%)
 1/01/01 to 7/31/01(c)                                 --        (0.06)         (0.06)   $ 17.71      (5.85%)*
 Year ended 7/31/02                                    --        (0.56)         (0.56)   $ 13.52     (21.15%)
 Year ended 7/31/03                                    --           --             --    $ 15.65      15.75%
                                                  -------     --------    -----------    -------    --------
 SMALL CAP GROWTH FUND CLASS B SHARES
 10/29/01(d) to 7/31/02                                --        (0.56)         (0.56)   $ 13.59     (13.01%)*
 Year ended 7/31/03                                    --           --             --    $ 15.61      14.86%
                                                  -------     --------    -----------    -------    --------
 SMALL CAP GROWTH FUND CLASS C SHARES
 10/29/01(d) to 7/31/02                                --        (0.56)         (0.56)   $ 13.59     (13.01%)*
 Year ended 7/31/03                                    --           --             --    $ 15.62      14.94%
                                                  -------     --------    -----------    -------    --------
 SMALL CAP GROWTH FUND ADVISOR SHARES
 10/29/01(d) to 7/31/02                                --        (0.56)         (0.56)   $ 13.64     (12.69%)*
 Year ended 7/31/03                                    --           --             --    $ 15.75      15.47%
                                                  -------     --------    -----------    -------    --------
 MID CAP GROWTH FUND INSTITUTIONAL SHARES
 8/11/98(d) to 7/31/99                                 --        (1.44)         (1.44)   $ 15.87      13.13%*
 Year ended 7/31/00                                    --        (1.18)         (1.18)   $ 19.28      30.65%
 Year ended 7/31/01                                    --        (2.49)         (2.49)   $ 15.10      (9.94%)
 Year ended 7/31/02                                    --        (0.47)         (0.47)   $ 10.24     (30.02%)
 Year ended 7/31/03                                    --           --             --    $ 12.02      17.38%
                                                  -------     --------    -----------    -------    --------
 MID CAP GROWTH FUND CLASS A SHARES
 Year ended 7/31/99                                    --        (1.44)         (1.44)   $ 15.82       7.29%
 Year ended 7/31/00                                    --        (1.18)         (1.18)   $ 19.16      30.22%
 Year ended 7/31/01                                    --        (2.49)         (2.49)   $ 14.94     (10.18%)
 Year ended 7/31/02                                    --        (0.47)         (0.47)   $ 10.11     (30.21%)
 Year ended 7/31/03                                    --           --             --    $ 11.82      17.03%
                                                  -------     --------    -----------    -------    --------
 MID CAP GROWTH FUND CLASS B SHARES
 10/11/00(d) to 7/31/01                                --        (2.49)         (2.49)   $ 14.86      (4.46%)*
 Year ended 7/31/02                                    --        (0.47)         (0.47)   $  9.98     (30.65%)
 Year ended 7/31/03                                    --           --             --    $ 11.59      16.13%
                                                  -------     --------    -----------    -------    --------
 MID CAP GROWTH FUND CLASS C SHARES
 Year ended 7/31/99                                    --        (1.44)         (1.44)   $ 15.52       6.79%
 Year ended 7/31/00                                    --        (1.18)         (1.18)   $ 18.65      29.48%
 Year ended 7/31/01                                    --        (2.49)         (2.49)   $ 14.36     (10.95%)
 Year ended 7/31/02                                    --        (0.47)         (0.47)   $  9.63     (30.67%)
 Year ended 7/31/03                                    --           --             --    $ 11.17      15.99%
                                                  -------     --------    -----------    -------    --------
 MID CAP GROWTH FUND ADVISOR SHARES
 10/29/01(d) to 7/31/02                                --        (0.47)         (0.47)   $ 10.09     (19.75%)*
 Year ended 7/31/03                                    --           --             --    $ 11.78      16.75%
                                                  -------     --------    -----------    -------    --------



                                                                  RATIOS/SUPPLEMENTAL DATA
                                                  ---------------------------------------------------------------
                                                              RATIOS OF                    RATIOS OF
                                                    NET       EXPENSES    RATIOS OF NET    EXPENSES
                                                  ASSETS,        TO        INVESTMENT         TO
                                                  END OF       AVERAGE    INCOME/(LOSS)     AVERAGE      PORTFOLIO
                                                  PERIOD         NET       TO AVERAGE         NET        TURNOVER
                                                  (000'S)      ASSETS      NET ASSETS     ASSETS (a)     RATE (b)
                                                  ----------  --------    -----------    ----------      -------
 SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
 Year ended 12/31/98                               $ 760,335     0.94%          0.18%          0.95%          41%
 Year ended 12/31/99                               $ 746,428     0.94%          0.14%          0.95%          19%
 Year ended 12/31/00                               $ 804,758     0.91%         (0.11%)         0.92%          28%
 1/01/01 to 7/31/01(c)                             $ 724,275     0.93%**       (0.16%)**       0.93%**        13%
 Year ended 7/31/02                                $ 485,623     0.93%         (0.21%)         0.96%          25%
 Year ended 7/31/03                                $ 391,934     0.93%         (0.16%)         0.98%          63%
                                                  ----------  --------    -----------    ----------      -------
 SMALL CAP GROWTH FUND CLASS A SHARES
 Year ended 12/31/98                               $  23,455     1.19%         (0.07%)         1.20%          41%
 Year ended 12/31/99                               $  26,282     1.19%         (0.11%)         1.20%          19%
 Year ended 12/31/00                               $  25,231     1.16%         (0.36%)         1.17%          28%
 1/01/01 to 7/31/01(c)                             $  21,481     1.18%**       (0.41%)**       1.18%**        13%
 Year ended 7/31/02                                $  16,468     1.18%         (0.46%)         1.21%          25%
 Year ended 7/31/03                                $  16,471     1.19%         (0.42%)         1.23%          63%
                                                  ----------  --------    -----------    ----------      -------
 SMALL CAP GROWTH FUND CLASS B SHARES
 10/29/01(d) to 7/31/02                            $     872     1.93%**       (1.25%)**       1.98%**        25%
 Year ended 7/31/03                                $   1,407     1.94%         (1.17%)         1.98%          63%
                                                  ----------  --------    -----------    ----------      -------
 SMALL CAP GROWTH FUND CLASS C SHARES
 10/29/01(d) to 7/31/02                            $     346     1.93%**       (1.26%)**       1.97%**        25%
 Year ended 7/31/03                                $     436     1.93%         (1.16%)         1.98%          63%
                                                  ----------  --------    -----------    ----------      -------
 SMALL CAP GROWTH FUND ADVISOR SHARES
 10/29/01(d) to 7/31/02                            $     220     1.43%**       (0.74%)**       1.48%**        25%
 Year ended 7/31/03                                $     469     1.44%         (0.66%)         1.48%          63%
                                                  ----------  --------    -----------    ----------      -------
 MID CAP GROWTH FUND INSTITUTIONAL SHARES
 8/11/98(d) to 7/31/99                             $ 191,987     0.97%**       (0.26%)**       1.04%**        49%
 Year ended 7/31/00                                $ 242,641     0.99%         (0.26%)         1.04%          42%
 Year ended 7/31/01                                $ 255,634     1.02%         (0.24%)         1.06%          26%
 Year ended 7/31/02                                $ 207,807     1.12%         (0.49%)         1.14%          27%
 Year ended 7/31/03                                $ 335,285     1.10%         (0.65%)         1.10%          25%
                                                  ----------  --------    -----------    ----------      -------
 MID CAP GROWTH FUND CLASS A SHARES
 Year ended 7/31/99                                $  27,966     1.28%         (0.59%)         1.39%          49%
 Year ended 7/31/00                                $  36,430     1.24%         (0.51%)         1.29%          42%
 Year ended 7/31/01                                $  41,278     1.28%         (0.49%)         1.32%          26%
 Year ended 7/31/02                                $  30,165     1.36%         (0.74%)         1.39%          27%
 Year ended 7/31/03                                $  35,504     1.35%         (0.89%)         1.35%          25%
                                                  ----------  --------    -----------    ----------      -------
 MID CAP GROWTH FUND CLASS B SHARES
 10/11/00(d) to 7/31/01                            $   3,757     2.05%**       (1.24%)**       2.09%**        26%
 Year ended 7/31/02                                $   5,008     2.12%         (1.51%)         2.15%          27%
 Year ended 7/31/03                                $   5,846     2.10%         (1.64%)         2.10%          25%
                                                  ----------  --------    -----------    ----------      -------
 MID CAP GROWTH FUND CLASS C SHARES
 Year ended 7/31/99                                $     794     1.85%         (1.07%)         2.17%          49%
 Year ended 7/31/00                                $     979     1.74%         (1.01%)         2.04%          42%
 Year ended 7/31/01                                $   1,410     1.99%         (1.20%)         2.15%          26%
 Year ended 7/31/02                                $   1,061     2.12%         (1.49%)         2.14%          27%
 Year ended 7/31/03                                $   1,525     2.10%         (1.64%)         2.10%          25%
                                                  ----------  --------    -----------    ----------      -------
 MID CAP GROWTH FUND ADVISOR SHARES
 10/29/01(d) to 7/31/02                            $     145     1.68%**       (1.06%)**       1.71%**        27%
 Year ended 7/31/03                                $     240     1.60%         (1.14%)         1.60%          25%
                                                  ----------  --------    -----------    ----------      -------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 168-169 Spread


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR)


                                                                  CHANGE IN NET ASSETS
                                                                RESULTING FROM OPERATIONS
                                                                ------------------------
                                                                             NET REALIZED
                                                                                  AND
                                                                               UNREALIZED      CHANGE IN
                                                    NET ASSET      NET       GAINS/(LOSSES)    NET ASSETS
                                                     VALUE,     INVESTMENT      FROM           RESULTING
                                                    BEGINNING     INCOME/      INVESTMENT       FROM
                                                    OF PERIOD      (LOSS)    TRANSACTIONS     OPERATIONS
                                                    ---------   ---------    -----------      ----------
 LARGE CAP OPPORTUNITY FUND INSTITUTIONAL SHARES
 8/11/98(d) to 7/31/99                                $ 31.26       (0.06)          6.71            6.65
 Year ended 7/31/00                                   $ 37.28       (0.09)          1.59            1.50
 Year ended 7/31/01                                   $ 38.23          --         (11.73)         (11.73)
 Year ended 7/31/02                                   $ 25.47       (0.21)         (7.20)          (7.41)
 Year ended 7/31/03                                   $ 18.06       (0.12)          0.23            0.11
                                                    ---------   ---------    -----------      ----------
 LARGE CAP OPPORTUNITY FUND CLASS A SHARES
 Year ended 7/31/99                                   $ 32.35       (0.09)          5.57            5.48
 Year ended 7/31/00                                   $ 37.20       (0.21)          1.61            1.40
 Year ended 7/31/01                                   $ 38.05          --         (11.74)         (11.74)
 Year ended 7/31/02                                   $ 25.28       (0.29)         (7.11)          (7.40)
 Year ended 7/31/03                                   $ 17.88       (0.16)          0.22            0.06
                                                    ---------   ---------    -----------      ----------
 LARGE CAP OPPORTUNITY FUND CLASS B SHARES
 10/11/00(d) to 7/31/01                               $ 34.43          --          (7.81)          (7.81)
 Year ended 7/31/02                                   $ 25.59       (0.34)         (7.40)          (7.74)
 Year ended 7/31/03                                   $ 17.85       (0.24)          0.16           (0.08)
                                                    ---------   ---------    -----------      ----------
 LARGE CAP OPPORTUNITY FUND CLASS C SHARES
 Year ended 7/31/99                                   $ 32.28       (0.23)          5.50            5.27
 Year ended 7/31/00                                   $ 36.92       (0.47)          1.66            1.19
 Year ended 7/31/01                                   $ 37.56          --         (11.78)         (11.78)
 Year ended 7/31/02                                   $ 24.75       (0.50)         (6.88)          (7.38)
 Year ended 7/31/03                                   $ 17.37       (0.30)          0.23           (0.07)
                                                    ---------   ---------    -----------      ----------
 QUALITY GROWTH FUND INSTITUTIONAL SHARES
 8/11/98(d) to 7/31/99                                $ 19.45       (0.02)          5.89            5.87
 Year ended 7/31/00                                   $ 23.37       (0.02)          4.06            4.04
 Year ended 7/31/01                                   $ 26.24          --          (4.85)          (4.85)
 Year ended 7/31/02                                   $ 18.48       (0.04)         (4.94)          (4.98)
 Year ended 7/31/03                                   $ 12.91        0.01           1.31            1.32
                                                    ---------   ---------    -----------      ----------
 QUALITY GROWTH FUND CLASS A SHARES
 Year ended 7/31/99                                   $ 20.26       (0.06)          5.06            5.00
 Year ended 7/31/00                                   $ 23.31       (0.07)          4.05            3.98
 Year ended 7/31/01                                   $ 26.12          --          (4.88)          (4.88)
 Year ended 7/31/02                                   $ 18.33       (0.08)         (4.89)          (4.97)
 Year ended 7/31/03                                   $ 12.77       (0.02)          1.29            1.27
                                                    ---------   ---------    -----------      ----------
 QUALITY GROWTH FUND CLASS B SHARES
 10/11/00(d) to 7/31/01                               $ 24.17          --          (3.03)          (3.03)
 Year ended 7/31/02                                   $ 18.23       (0.16)         (4.88)          (5.04)
 Year ended 7/31/03                                   $ 12.60       (0.12)          1.27            1.15
                                                    ---------   ---------    -----------      ----------
 QUALITY GROWTH FUND CLASS C SHARES
 Year ended 7/31/99                                   $ 20.10       (0.18)          5.00            4.82
 Year ended 7/31/00                                   $ 22.97       (0.19)          3.98            3.79
 Year ended 7/31/01                                   $ 25.59          --          (4.90)          (4.90)
 Year ended 7/31/02                                   $ 17.78       (0.20)         (4.71)          (4.91)
 Year ended 7/31/03                                   $ 12.28       (0.11)          1.23            1.12
                                                    ---------   ---------    -----------      ----------
 QUALITY GROWTH FUND ADVISOR SHARES
 10/29/01(d) to 7/31/02                               $ 16.79       (0.03)         (3.42)          (3.45)
 Year ended 7/31/03                                   $ 12.75       (0.03)          1.26            1.23
                                                    ---------   ---------    -----------      ----------


                                                     LESS DIVIDENDS AND
                                                     DISTRIBUTIONS FROM
                                                    -------------------
                                                                                            NET       TOTAL
                                                                               TOTAL        ASSET     RETURN
                                                        NET        NET       DIVIDENDS     VALUE,    (EXCLUDES
                                                    INVESTMENT  REALIZED        AND        END OF      SALES
                                                      INCOME      GAINS    DISTRIBUTIONS   PERIOD     CHARGE)
                                                    --------    -------    ------------    -------    -------
 LARGE CAP OPPORTUNITY FUND INSTITUTIONAL SHARES
 8/11/98(d) to 7/31/99                                    --      (0.63)          (0.63)   $ 37.28      21.53%*
 Year ended 7/31/00                                       --      (0.55)          (0.55)   $ 38.23       4.07%
 Year ended 7/31/01                                       --      (1.03)          (1.03)   $ 25.47     (31.27%)
 Year ended 7/31/02                                       --         --              --    $ 18.06     (29.09%)
 Year ended 7/31/03                                       --         --              --    $ 18.17       0.61%
                                                    --------    -------    ------------    -------    -------
 LARGE CAP OPPORTUNITY FUND CLASS A SHARES
 Year ended 7/31/99                                       --      (0.63)          (0.63)   $ 37.20      17.18%
 Year ended 7/31/00                                       --      (0.55)          (0.55)   $ 38.05       3.81%
 Year ended 7/31/01                                       --      (1.03)          (1.03)   $ 25.28     (31.44%)
 Year ended 7/31/02                                       --         --              --    $ 17.88     (29.27%)
 Year ended 7/31/03                                       --         --              --    $ 17.94       0.34%
                                                    --------    -------    ------------    -------    -------
 LARGE CAP OPPORTUNITY FUND CLASS B SHARES
 10/11/00(d) to 7/31/01                                   --      (1.03)          (1.03)   $ 25.59     (23.35%)*
 Year ended 7/31/02                                       --         --              --    $ 17.85     (30.25%)
 Year ended 7/31/03                                       --         --              --    $ 17.77      (0.45%)
                                                    --------    -------    ------------    -------    -------
 LARGE CAP OPPORTUNITY FUND CLASS C SHARES
 Year ended 7/31/99                                       --      (0.63)          (0.63)   $ 36.92      16.56%
 Year ended 7/31/00                                       --      (0.55)          (0.55)   $ 37.56       3.26%
 Year ended 7/31/01                                       --      (1.03)          (1.03)   $ 24.75     (31.97%)
 Year ended 7/31/02                                       --         --              --    $ 17.37     (29.82%)
 Year ended 7/31/03                                       --         --              --    $ 17.30      (0.40%)
                                                    --------    -------    ------------    -------    -------
 QUALITY GROWTH FUND INSTITUTIONAL SHARES
 8/11/98(d) to 7/31/99                                    --      (1.95)          (1.95)   $ 23.37      32.08%*
 Year ended 7/31/00                                       --      (1.17)          (1.17)   $ 26.24      17.82%
 Year ended 7/31/01                                       --      (2.91)          (2.91)   $ 18.48     (19.93%)
 Year ended 7/31/02                                       --      (0.59)          (0.59)   $ 12.91     (27.90%)
 Year ended 7/31/03                                       --^        --              --^   $ 14.23      10.23%
                                                    --------    -------    ------------    -------    -------
 QUALITY GROWTH FUND CLASS A SHARES
 Year ended 7/31/99                                       --      (1.95)          (1.95)   $ 23.31      26.48%
 Year ended 7/31/00                                       --      (1.17)          (1.17)   $ 26.12      17.60%
 Year ended 7/31/01                                       --      (2.91)          (2.91)   $ 18.33     (20.16%)
 Year ended 7/31/02                                       --      (0.59)          (0.59)   $ 12.77     (28.08%)
 Year ended 7/31/03                                       --         --              --    $ 14.04       9.95%
                                                    --------    -------    ------------    -------    -------
 QUALITY GROWTH FUND CLASS B SHARES
 10/11/00(d) to 7/31/01                                   --      (2.91)          (2.91)   $ 18.23     (24.58%)*
 Year ended 7/31/02                                       --      (0.59)          (0.59)   $ 12.60     (28.63%)
 Year ended 7/31/03                                       --         --              --    $ 13.75       9.13%
                                                    --------    -------    ------------    -------    -------
 QUALITY GROWTH FUND CLASS C SHARES
 Year ended 7/31/99                                       --      (1.95)          (1.95)   $ 22.97      25.76%
 Year ended 7/31/00                                       --      (1.17)          (1.17)   $ 25.59      17.01%
 Year ended 7/31/01                                       --      (2.91)          (2.91)   $ 17.78     (20.71%)
 Year ended 7/31/02                                       --      (0.59)          (0.59)   $ 12.28     (28.62%)
 Year ended 7/31/03                                       --         --              --    $ 13.40       9.12%
                                                    --------    -------    ------------    -------    -------
 QUALITY GROWTH FUND ADVISOR SHARES
 10/29/01(d) to 7/31/02                                   --      (0.59)          (0.59)   $ 12.75     (19.05%)*
 Year ended 7/31/03                                       --         --              --    $ 13.98       9.65%
                                                    --------    -------    ------------    -------    -------



                                                                     RATIOS/SUPPLEMENTAL DATA
                                                      -----------------------------------------------------------
                                                                  RATIOS OF                  RATIOS OF
                                                         NET      EXPENSES    RATIOS OF NET  EXPENSES
                                                       ASSETS,       TO        INVESTMENT       TO
                                                       END OF      AVERAGE    INCOME/(LOSS)   AVERAGE    PORTFOLIO
                                                       PERIOD        NET       TO AVERAGE      NET       TURNOVER
                                                       (000'S)     ASSETS      NET ASSETS    ASSETS (a)   RATE (b)
                                                      ---------   -------      --------      -------      -------
 LARGE CAP OPPORTUNITY FUND INSTITUTIONAL SHARES
 8/11/98(d) to 7/31/99                                $  61,943      1.21%**     (0.24%)**      1.22%**        51%
 Year ended 7/31/00                                   $  58,939      1.07%       (0.23%)        1.07%          53%
 Year ended 7/31/01                                   $  31,415      1.11%       (0.48%)        1.24%         139%
 Year ended 7/31/02                                   $  16,623      1.38%       (0.79%)        1.38%          70%
 Year ended 7/31/03                                   $  14,659      1.47%       (0.67%)        1.63%          50%
                                                      ---------   -------      --------      -------      -------
 LARGE CAP OPPORTUNITY FUND CLASS A SHARES
 Year ended 7/31/99                                   $  49,936      1.41%       (0.47%)        1.43%          51%
 Year ended 7/31/00                                   $  42,842      1.32%       (0.47%)        1.32%          53%
 Year ended 7/31/01                                   $  20,106      1.36%       (0.73%)        1.48%         139%
 Year ended 7/31/02                                   $   9,132      1.63%       (1.03%)        1.63%          70%
 Year ended 7/31/03                                   $   8,264      1.72%       (0.92%)        1.89%          50%
                                                      ---------   -------      --------      -------      -------
 LARGE CAP OPPORTUNITY FUND CLASS B SHARES
 10/11/00(d) to 7/31/01                               $     158      2.17%**     (1.54%)**      2.57%**       139%
 Year ended 7/31/02                                   $     285      2.27%       (1.89%)        2.27%          70%
 Year ended 7/31/03                                   $     350      2.47%       (1.68%)        2.63%          50%
                                                      ---------   -------      --------      -------      -------
 LARGE CAP OPPORTUNITY FUND CLASS C SHARES
 Year ended 7/31/99                                   $   6,653      1.95%       (1.00%)        2.21%          51%
 Year ended 7/31/00                                   $   4,171      1.82%       (0.97%)        2.07%          53%
 Year ended 7/31/01                                   $   1,935      2.05%       (1.42%)        2.32%         139%
 Year ended 7/31/02                                   $     837      2.38%       (1.78%)        2.38%          70%
 Year ended 7/31/03                                   $     727      2.47%       (1.67%)        2.64%          50%
                                                      ---------   -------      --------      -------      -------
 QUALITY GROWTH FUND INSTITUTIONAL SHARES
 8/11/98(d) to 7/31/99                                $ 583,753      1.00%**     (0.10%)**      1.05%**        34%
 Year ended 7/31/00                                   $ 814,820      1.00%       (0.10%)        1.03%          21%
 Year ended 7/31/01                                   $ 716,251      1.02%       (0.22%)        1.02%          20%
 Year ended 7/31/02                                   $ 566,235      1.09%       (0.24%)        1.09%          20%
 Year ended 7/31/03                                   $ 795,988      1.08%        0.05%         1.08%          19%
                                                      ---------   -------      --------      -------      -------
 QUALITY GROWTH FUND CLASS A SHARES
 Year ended 7/31/99                                   $ 116,963      1.21%       (0.29%)        1.29%          34%
 Year ended 7/31/00                                   $ 208,342      1.25%       (0.35%)        1.28%          21%
 Year ended 7/31/01                                   $ 340,596      1.28%       (0.46%)        1.28%          20%
 Year ended 7/31/02                                   $ 221,972      1.34%       (0.49%)        1.34%          20%
 Year ended 7/31/03                                   $ 211,221      1.33%       (0.19%)        1.33%          19%
                                                      ---------   -------      --------      -------      -------
 QUALITY GROWTH FUND CLASS B SHARES
 10/11/00(d) to 7/31/01                               $  14,531      2.05%**     (1.22%)**      2.05%**        20%
 Year ended 7/31/02                                   $  19,678      2.10%       (1.25%)        2.10%          20%
 Year ended 7/31/03                                   $  20,700      2.08%       (0.94%)        2.08%          19%
                                                      ---------   -------      --------      -------      -------
 QUALITY GROWTH FUND CLASS C SHARES
 Year ended 7/31/99                                   $   9,775      1.80%       (0.89%)        2.10%          34%
 Year ended 7/31/00                                   $  13,791      2.00%       (0.85%)        2.28%          21%
 Year ended 7/31/01                                   $  11,687      1.98%       (1.17%)        2.11%          20%
 Year ended 7/31/02                                   $   8,044      2.09%       (1.24%)        2.09%          20%
 Year ended 7/31/03                                   $   8,380      2.08%       (0.94%)        2.08%          19%
                                                      ---------   -------      --------      -------      -------
 QUALITY GROWTH FUND ADVISOR SHARES
 10/29/01(d) to 7/31/02                               $     366      1.69%**     (0.80%)**      1.69%**        20%
 Year ended 7/31/03                                   $   1,205      1.58%       (0.48%)        1.58%          19%
                                                      ---------   -------      --------      -------      -------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 170-171 Spread


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR)


                                                            CHANGE IN NET ASSETS
                                                           RESULTING FROM OPERATIONS
                                                           -----------------------
                                                                        NET REALIZED
                                                                            AND
                                                                        UNREALIZED       CHANGE IN
                                               NET ASSET      NET       GAINS/(LOSSES)   NET ASSETS
                                                VALUE,     INVESTMENT     FROM           RESULTING
                                              BEGINNING    INCOME/      INVESTMENT         FROM
                                              OF PERIOD      (LOSS)    TRANSACTIONS     OPERATIONS
                                               -------     --------     ----------      ----------
 LARGE CAP CORE FUND INSTITUTIONAL SHARES
 Year ended 12/31/98                           $ 15.55         0.13           4.03            4.16
 Year ended 12/31/99                           $ 18.03         0.12           3.20            3.32
 Year ended 12/31/00                           $ 20.42         0.07          (2.24)          (2.17)
 1/1/01 to 7/31/01(c)                          $ 16.84         0.03          (1.43)          (1.40)
 Year ended 7/31/02                            $ 15.17         0.08          (3.66)          (3.58)
 Year ended 7/31/03                            $ 11.20         0.12           0.63            0.75
                                               -------     --------     ----------      ----------
 LARGE CAP CORE FUND CLASS A SHARES
 Year ended 12/31/98                           $ 15.44         0.08           4.00            4.08
 Year ended 12/31/99                           $ 17.88         0.07           3.18            3.25
 Year ended 12/31/00                           $ 20.25         0.02          (2.22)          (2.20)
 1/1/01 to 7/31/01(c)                          $ 16.69         0.02          (1.42)          (1.40)
 Year ended 7/31/02                            $ 15.02         0.05          (3.62)          (3.57)
 Year ended 7/31/03                            $ 11.07         0.08           0.64            0.72
                                               -------     --------     ----------      ----------
 LARGE CAP CORE FUND CLASS B SHARES
 10/29/01(d) to 7/31/02                        $ 13.86         0.02          (2.41)          (2.39)
 Year ended 7/31/03                            $ 11.12           --^          0.65            0.65
                                               -------     --------     ----------      ----------
 LARGE CAP CORE FUND CLASS C SHARES
 10/29/01(d) to 7/31/02                        $ 13.86         0.03          (2.40)          (2.37)
 Year ended 7/31/03                            $ 11.15         0.01           0.63            0.64
                                               -------     --------     ----------      ----------
 EQUITY INDEX FUND INSTITUTIONAL SHARES
 Year ended 12/31/98                           $ 19.14         0.24           5.14            5.38
 Year ended 12/31/99                           $ 24.24         0.24           4.68            4.92
 Year ended 12/31/00                           $ 28.31         0.22          (2.81)          (2.59)
 1/1/01 to 7/31/01(c)                          $ 25.18         0.12          (2.08)          (1.96)
 Year ended 7/31/02                            $ 23.11         0.23          (5.70)          (5.47)
 Year ended 7/31/03                            $ 17.42         0.24           1.51            1.75
                                               -------     --------     ----------      ----------
 EQUITY INDEX FUND CLASS A SHARES
 Year ended 12/31/98                           $ 19.15         0.18           5.14            5.32
 Year ended 12/31/99                           $ 24.25         0.18           4.68            4.86
 Year ended 12/31/00                           $ 28.32         0.15          (2.80)          (2.65)
 1/1/01 to 7/31/01(c)                          $ 25.20         0.09          (2.09)          (2.00)
 Year ended 7/31/02                            $ 23.10         0.17          (5.69)          (5.52)
 Year ended 7/31/03                            $ 17.38         0.20           1.50            1.70
                                               -------     --------     ----------      ----------
 EQUITY INDEX FUND CLASS B SHARES
 10/29/01(d) to 7/31/02                        $ 21.07         0.06          (3.69)          (3.63)
 Year ended 7/31/03                            $ 17.32         0.07           1.50            1.57
                                               -------     --------     ----------      ----------
 EQUITY INDEX FUND CLASS C SHARES
 10/29/01(d) to 7/31/02                        $ 21.07         0.10          (3.73)          (3.63)
 Year ended 7/31/03                            $ 17.33         0.08           1.49            1.57
                                               -------     --------     ----------      ----------
 EQUITY INDEX FUND ADVISOR SHARES
 10/29/01(d) to 7/31/02                        $ 21.07         0.13          (3.67)          (3.54)
 Year ended 7/31/03                            $ 17.39         0.18           1.48            1.66
                                               -------     --------     ----------      ----------




                                              LESS DIVIDENDS AND
                                              DISTRIBUTIONS FROM
                                             --------------------
                                                                                        NET         TOTAL
                                                                        TOTAL           ASSET       RETURN
                                                 NET          NET      DIVIDENDS        VALUE,     (EXCLUDES
                                             INVESTMENT    REALIZED       AND           END OF       SALES
                                               INCOME       GAINS    DISTRIBUTIONS      PERIOD      CHARGE)
                                             -------       ------    -----------       --------    --------
 LARGE CAP CORE FUND INSTITUTIONAL SHARES
 Year ended 12/31/98                           (0.14)       (1.54)         (1.68)       $ 18.03       28.07%
 Year ended 12/31/99                           (0.12)       (0.81)         (0.93)       $ 20.42       18.79%
 Year ended 12/31/00                           (0.07)       (1.34)         (1.41)       $ 16.84      (11.25%)
 1/1/01 to 7/31/01(c)                          (0.03)       (0.24)         (0.27)       $ 15.17       (8.24%)*
 Year ended 7/31/02                            (0.08)       (0.31)         (0.39)       $ 11.20      (24.07%)
 Year ended 7/31/03                            (0.11)          --          (0.11)       $ 11.84        6.79%
                                             -------       ------    -----------       --------    --------
 LARGE CAP CORE FUND CLASS A SHARES
 Year ended 12/31/98                           (0.10)       (1.54)         (1.64)       $ 17.88       27.68%
 Year ended 12/31/99                           (0.07)       (0.81)         (0.88)       $ 20.25       18.53%
 Year ended 12/31/00                           (0.02)       (1.34)         (1.36)       $ 16.69      (11.47%)
 1/1/01 to 7/31/01(c)                          (0.03)       (0.24)         (0.27)       $ 15.02       (8.36%)*
 Year ended 7/31/02                            (0.07)       (0.31)         (0.38)       $ 11.07      (24.25%)
 Year ended 7/31/03                            (0.09)          --          (0.09)       $ 11.70        6.56%
                                             -------       ------    -----------       --------    --------
 LARGE CAP CORE FUND CLASS B SHARES
 10/29/01(d) to 7/31/02                        (0.04)       (0.31)         (0.35)       $ 11.12      (15.86%)*
 Year ended 7/31/03                            (0.02)          --          (0.02)       $ 11.75        5.90%
                                             -------       ------    -----------       --------    --------
 LARGE CAP CORE FUND CLASS C SHARES
 10/29/01(d) to 7/31/02                        (0.03)       (0.31)         (0.34)       $ 11.15      (15.66%)*
 Year ended 7/31/03                            (0.03)          --          (0.03)       $ 11.76        5.72%
                                             -------       ------    -----------       --------    --------
 EQUITY INDEX FUND INSTITUTIONAL SHARES
 Year ended 12/31/98                           (0.24)       (0.04)         (0.28)       $ 24.24       28.26%
 Year ended 12/31/99                           (0.24)       (0.61)         (0.85)       $ 28.31       20.55%
 Year ended 12/31/00                           (0.22)       (0.32)         (0.54)       $ 25.18       (9.30%)
 1/1/01 to 7/31/01(c)                          (0.11)          --          (0.11)       $ 23.11       (7.83%)*
 Year ended 7/31/02                            (0.22)          --          (0.22)       $ 17.42      (23.82%)
 Year ended 7/31/03                            (0.24)          --          (0.24)       $ 18.93       10.22%
                                             -------       ------    -----------       --------    --------
 EQUITY INDEX FUND CLASS A SHARES
 Year ended 12/31/98                           (0.18)       (0.04)         (0.22)       $ 24.25       27.93%
 Year ended 12/31/99                           (0.18)       (0.61)         (0.79)       $ 28.32       20.24%
 Year ended 12/31/00                           (0.15)       (0.32)         (0.47)       $ 25.20       (9.52%)
 1/1/01 to 7/31/01(c)                          (0.10)          --          (0.10)       $ 23.10       (7.94%)*
 Year ended 7/31/02                            (0.20)          --          (0.20)       $ 17.38      (24.03%)
 Year ended 7/31/03                            (0.21)          --          (0.21)       $ 18.87        9.90%
                                             -------       ------    -----------       --------    --------
 EQUITY INDEX FUND CLASS B SHARES
 10/29/01(d) to 7/31/02                        (0.12)          --          (0.12)       $ 17.32      (15.32%)*
 Year ended 7/31/03                            (0.11)          --          (0.11)       $ 18.78        9.14%
                                             -------       ------    -----------       --------    --------
 EQUITY INDEX FUND CLASS C SHARES
 10/29/01(d) to 7/31/02                        (0.11)          --          (0.11)       $ 17.33      (15.30%)*
 Year ended 7/31/03                            (0.12)          --          (0.12)       $ 18.78        9.14%
                                             -------       ------    -----------       --------    --------

 EQUITY INDEX FUND ADVISOR SHARES
 10/29/01(d) to 7/31/02                        (0.14)          --          (0.14)       $ 17.39      (14.89%)*
 Year ended 7/31/03                            (0.19)          --          (0.19)       $ 18.86        9.68%
                                             -------       ------    -----------       --------    --------


                                                             RATIOS/SUPPLEMENTAL DATA
                                           ---------------------------------------------------------------
                                             NET         EXPENSES    RATIOS OF NET    EXPENSES
                                            ASSETS,        TO        INVESTMENT          TO
                                            END OF       AVERAGE    INCOME/(LOSS)      AVERAGE     PORTFOLIO
                                            PERIOD        NET       TO AVERAGE          NET       TURNOVER
                                            (000'S)      ASSETS      NET ASSETS      ASSETS (a)    RATE (b)
                                           ---------     ------     ----------       --------      -------
LARGE CAP CORE FUND INSTITUTIONAL SHARES
Year ended 12/31/98                        $ 827,828       0.93%          0.77%          0.94%          20%
Year ended 12/31/99                        $ 822,414       0.92%          0.62%          0.93%           9%
Year ended 12/31/00                        $ 624,860       0.91%          0.35%          0.92%          14%
1/1/01 to 7/31/01(c)                       $ 547,524       0.93%**        0.40%**        0.94%**         5%
Year ended 7/31/02                         $ 520,727       0.93%          0.64%          0.97%           5%
Year ended 7/31/03                         $ 181,278       0.92%          0.99%          0.99%          13%
                                           ---------     ------     ----------       --------      -------
LARGE CAP CORE FUND CLASS A SHARES
Year ended 12/31/98                        $  50,458       1.18%          0.50%          1.19%          20%
Year ended 12/31/99                        $  58,336       1.18%          0.36%          1.19%           9%
Year ended 12/31/00                        $  47,847       1.16%          0.10%          1.17%          14%
1/1/01 to 7/31/01(c)                       $  38,659       1.18%**        0.15%**        1.19%**         5%
Year ended 7/31/02                         $  23,320       1.18%          0.38%          1.22%           5%
Year ended 7/31/03                         $  21,288       1.17%          0.72%          1.24%          13%
                                           ---------     ------     ----------       --------      -------
LARGE CAP CORE FUND CLASS B SHARES
10/29/01(d) to 7/31/02                     $     361       1.93%**       (0.36%)**       1.99%**         5%
Year ended 7/31/03                         $     557       1.92%         (0.05%)         1.98%          13%
                                           ---------     ------     ----------       --------      -------
LARGE CAP CORE FUND CLASS C SHARES
10/29/01(d) to 7/31/02                     $      20       1.90%**       (0.12%)**       1.97%**         5%
Year ended 7/31/03                         $      29       1.92%         (0.04%)         1.99%          13%
                                           ---------     ------     ----------       --------      -------
EQUITY INDEX FUND INSTITUTIONAL SHARES
Year ended 12/31/98                        $ 771,147       0.42%          1.10%          0.55%          12%
Year ended 12/31/99                        $ 875,780       0.42%          0.92%          0.54%           9%
Year ended 12/31/00                        $ 860,647       0.40%          0.80%          0.53%           9%
1/1/01 to 7/31/01(c)                       $ 822,909       0.40%**        0.86%**        0.53%**         4%
Year ended 7/31/02                         $ 608,556       0.41%          1.06%          0.56%           9%
Year ended 7/31/03                         $ 583,530       0.40%          1.42%          0.58%           2%
                                           ---------     ------     ----------       --------      -------
EQUITY INDEX FUND CLASS A SHARES
Year ended 12/31/98                        $  38,205       0.67%          0.85%          0.80%          12%
Year ended 12/31/99                        $  47,836       0.67%          0.67%          0.79%           9%
Year ended 12/31/00                        $  38,930       0.65%          0.55%          0.78%           9%
1/1/01 to 7/31/01(c)                       $  33,765       0.65%**        0.61%**        0.78%**         4%
Year ended 7/31/02                         $  24,817       0.66%          0.81%          0.81%           9%
Year ended 7/31/03                         $  33,402       0.65%          1.16%          0.83%           2%
                                           ---------     ------     ----------       --------      -------
EQUITY INDEX FUND CLASS B SHARES
10/29/01(d) to 7/31/02                     $   1,315       1.40%**        0.08%**        1.57%**         9%
Year ended 7/31/03                         $   2,409       1.40%          0.40%          1.57%           2%
                                           ---------     ------     ----------       --------      -------
EQUITY INDEX FUND CLASS C SHARES
10/29/01(d) to 7/31/02                     $     635       1.41%**        0.11%**        1.58%**         9%
Year ended 7/31/03                         $   1,711       1.40%          0.39%          1.57%           2%
                                           ---------     ------     ----------       --------      -------
EQUITY INDEX FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                     $       7       0.82%**        0.62%**        0.88%**         9%
Year ended 7/31/03                         $     327       0.90%          0.84%          1.06%           2%
                                           ---------     ------     ----------       --------      -------

                       SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 172-173 Spread


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR)


                                                              CHANGE IN NET ASSETS
                                                           RESULTING FROM OPERATIONS
                                                            ------------------------
                                                                          NET REALIZED
                                                                              AND
                                                                          UNREALIZED         CHANGE IN
                                               NET ASSET       NET         GAINS/(LOSSES)    NET ASSETS
                                                VALUE,      INVESTMENT       FROM            RESULTING
                                               BEGINNING     INCOME/        INVESTMENT          FROM
                                               OF PERIOD     (LOSS)       TRANSACTIONS      OPERATIONS
                                               --------     --------      ----------        ---------
 BALANCED FUND INSTITUTIONAL SHARES
 8/11/98(d) to 7/31/99                          $ 14.60         0.22            2.27             2.49
 Year ended 7/31/00                             $ 16.13         0.23            2.60             2.83
 Year ended 7/31/01                             $ 17.39         0.18           (1.97)           (1.79)
 Year ended 7/31/02(e)                          $ 13.39         0.14           (2.27)           (2.13)
 Year ended 7/31/03                             $ 10.91         0.15            0.49             0.64
                                               --------     --------      ----------        ---------
 BALANCED FUND CLASS A SHARES
 Year ended 7/31/99                             $ 14.99         0.20            1.86             2.06
 Year ended 7/31/00                             $ 16.12         0.17            2.62             2.79
 Year ended 7/31/01                             $ 17.37         0.18           (2.00)           (1.82)
 Year ended 7/31/02(e)                          $ 13.35         0.12           (2.27)           (2.15)
 Year ended 7/31/03                             $ 10.86         0.13            0.48             0.61
                                               --------     --------      ----------        ---------
 BALANCED FUND CLASS B SHARES
 10/11/00(d) to 7/31/01                         $ 16.53         0.17           (1.27)           (1.10)
 Year ended 7/31/02(e)                          $ 13.28         0.02           (2.24)           (2.22)
 Year ended 7/31/03                             $ 10.75         0.04            0.48             0.52
                                               --------     --------      ----------        ---------
 BALANCED FUND CLASS C SHARES
 Year ended 7/31/99                             $ 15.01         0.11            1.88             1.99
 Year ended 7/31/00                             $ 16.13         0.12            2.57             2.69
 Year ended 7/31/01                             $ 17.35         0.15           (2.07)           (1.92)
 Year ended 7/31/02(e)                          $ 13.26         0.02           (2.24)           (2.22)
 Year ended 7/31/03                             $ 10.73         0.04            0.48             0.52
                                               --------     --------      ----------        ---------
 BALANCED FUND ADVISOR SHARES
 10/29/01(d) to 7/31/02(e)                      $ 12.58         0.07           (1.50)           (1.43)
 Year ended 7/31/03                             $ 10.84         0.10            0.49             0.59
                                               --------     --------      ----------        ---------
 MICRO CAP VALUE FUND INSTITUTIONAL SHARES
 2/1/98(d) to 12/31/98                          $  5.00        (0.05)          (0.09)           (0.14)
 Year ended 12/31/99                            $  4.82        (0.04)           1.08             1.04
 Year ended 12/31/00                            $  5.62         0.06           (0.13)           (0.07)
 Year ended 12/31/01                            $  4.91         0.01            1.11             1.12
 1/1/02 to 7/31/02(c)                           $  6.03        (0.01)          (0.13)           (0.14)
 Year ended 7/31/03                             $  5.89        (0.04)(3)        2.40             2.36
                                               --------     --------      ----------        ---------
 MICRO CAP VALUE FUND CLASS A SHARES
 8/13/01(d) to 12/31/01                         $  5.93        (0.01)           0.04             0.03
 1/1/02 to 7/31/02(c)                           $  5.96        (0.02)          (0.12)           (0.14)
 Year ended 7/31/03                             $  5.82        (0.06)(3)        2.37             2.31
                                               --------     --------      ----------        ---------
 MICRO CAP VALUE FUND CLASS B SHARES
 8/13/01(d) to 12/31/01                         $  5.93        (0.01)           0.03             0.02
 1/1/02 to 7/31/02(c)                           $  5.95        (0.03)          (0.13)           (0.16)
 Year ended 7/31/03                             $  5.79        (0.10)(3)        2.33             2.23
                                               --------     --------      ----------        ---------
 MICRO CAP VALUE FUND CLASS C SHARES
 8/13/01(d) to 12/31/01                         $  5.93        (0.01)           0.04             0.03
 1/1/02 to 7/31/02(c)                           $  5.96        (0.03)          (0.14)           (0.17)
 Year ended 7/31/03                             $  5.79        (0.10)(3)        2.33             2.23
                                               --------     --------      ----------        ---------
 MICRO CAP VALUE FUND ADVISOR SHARES
 2/1/98(d) to 12/31/98                          $  5.00        (0.07)          (0.09)           (0.16)
 Year ended 12/31/99                            $  4.80        (0.06)           1.08             1.02
 Year ended 12/31/00                            $  5.58         0.03           (0.11)           (0.08)
 Year ended 12/31/01                            $  4.88        (0.02)           1.10             1.08
 1/1/02 to 7/31/02(c)                           $  5.96        (0.04)          (0.11)           (0.15)
 Year ended 7/31/03                             $  5.81        (0.07)(3)        2.36             2.29
                                               --------     --------      ----------        ---------




                                              LESS DIVIDENDS AND
                                              DISTRIBUTIONS FROM
                                             ---------------------
                                                                                         NET        TOTAL
                                                                           TOTAL         ASSET      RETURN
                                                NET          NET        DIVIDENDS      VALUE,     (EXCLUDES
                                            INVESTMENT    REALIZED         AND         END OF       SALES
                                              INCOME        GAINS     DISTRIBUTIONS    PERIOD      CHARGE)
                                             --------     --------    -----------     --------    --------
BALANCED FUND INSTITUTIONAL SHARES
8/11/98(d) to 7/31/99                           (0.22)       (0.74)         (0.96)     $ 16.13       17.63%*
Year ended 7/31/00                              (0.23)       (1.34)         (1.57)     $ 17.39       18.60%
Year ended 7/31/01                              (0.21)       (2.00)         (2.21)     $ 13.39      (11.64%)
Year ended 7/31/02(e)                           (0.15)       (0.20)         (0.35)     $ 10.91      (16.34%)
Year ended 7/31/03                              (0.17)          --          (0.17)     $ 11.38        5.94%
                                             --------     --------    -----------     --------    --------
BALANCED FUND CLASS A SHARES
Year ended 7/31/99                              (0.19)       (0.74)         (0.93)     $ 16.12       14.30%
Year ended 7/31/00                              (0.20)       (1.34)         (1.54)     $ 17.37       18.28%
Year ended 7/31/01                              (0.20)       (2.00)         (2.20)     $ 13.35      (11.84%)
Year ended 7/31/02(e)                           (0.14)       (0.20)         (0.34)     $ 10.86      (16.53%)
Year ended 7/31/03                              (0.15)          --          (0.15)     $ 11.32        5.57%
                                             --------     --------    -----------     --------    --------
BALANCED FUND CLASS B SHARES
10/11/00(d) to 7/31/01                          (0.15)       (2.00)         (2.15)     $ 13.28       (8.14%)*
Year ended 7/31/02(e)                           (0.11)       (0.20)         (0.31)     $ 10.75      (17.14%)
Year ended 7/31/03                              (0.08)          --          (0.08)     $ 11.19        4.87%
                                             --------     --------    -----------     --------    --------
BALANCED FUND CLASS C SHARES
Year ended 7/31/99                              (0.13)       (0.74)         (0.87)     $ 16.13       13.78%
Year ended 7/31/00                              (0.13)       (1.34)         (1.47)     $ 17.35       17.66%
Year ended 7/31/01                              (0.17)       (2.00)         (2.17)     $ 13.26      (12.47%)
Year ended 7/31/02(e)                           (0.11)       (0.20)         (0.31)     $ 10.73      (17.16%)
Year ended 7/31/03                              (0.08)          --          (0.08)     $ 11.17        4.90%
                                             --------     --------    -----------     --------    --------
BALANCED FUND ADVISOR SHARES
10/29/01(d) to 7/31/02(e)                       (0.11)       (0.20)         (0.31)     $ 10.84       (9.24%)*
Year ended 7/31/03                              (0.13)          --          (0.13)     $ 11.30        5.39%
                                             --------     --------    -----------     --------    --------
MICRO CAP VALUE FUND INSTITUTIONAL SHARES
2/1/98(d) to 12/31/98                              --        (0.04)         (0.04)     $  4.82       (2.87%)*
Year ended 12/31/99                                --        (0.24)         (0.24)     $  5.62       21.60%
Year ended 12/31/00                             (0.05)       (0.59)         (0.64)     $  4.91       (1.21%)
Year ended 12/31/01                                --           --^            --^     $  6.03       22.90%
1/1/02 to 7/31/02(c)                               --           --             --      $  5.89       (2.32%)*
Year ended 7/31/03                                 --        (0.05)         (0.05)     $  8.20       40.26%
                                             --------     --------    -----------     --------    --------
MICRO CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                             --           --             --      $  5.96        0.56%*
1/1/02 to 7/31/02(c)                               --           --             --      $  5.82       (2.35%)*
Year ended 7/31/03                                 --        (0.05)         (0.05)     $  8.08       39.88%
                                             --------     --------    -----------     --------    --------
MICRO CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                             --           --             --      $  5.95        0.39%*
1/1/02 to 7/31/02(c)                               --           --             --      $  5.79       (2.69%)*
Year ended 7/31/03                                 --        (0.05)         (0.05)     $  7.97       38.70%
                                             --------     --------    -----------     --------    --------
MICRO CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                             --           --             --      $  5.96        0.56%*
1/1/02 to 7/31/02(c)                               --           --             --      $  5.79       (2.85%)*
Year ended 7/31/03                                 --        (0.05)         (0.05)     $  7.97       38.70%
                                             --------     --------    -----------     --------    --------
MICRO CAP VALUE FUND ADVISOR SHARES
2/1/98(d) to 12/31/98                              --        (0.04)         (0.04)     $  4.80       (3.27%)*
Year ended 12/31/99                                --        (0.24)         (0.24)     $  5.58       21.19%
Year ended 12/31/00                             (0.03)       (0.59)         (0.62)     $  4.88       (1.38%)
Year ended 12/31/01                                --           --^            --^     $  5.96       22.22%
1/1/02 to 7/31/02(c)                               --           --             --      $  5.81       (2.52%)*
Year ended 7/31/03                                 --        (0.05)         (0.05)     $  8.05       39.60%
                                             --------     --------    -----------     --------    --------


                                                                   RATIOS/SUPPLEMENTAL DATA
                                              --------------------------------------------------------------
                                                           RATIOS OF                   RATIOS OF
                                                NET        EXPENSES    RATIOS OF NET   EXPENSES
                                               ASSETS,         TO        INVESTMENT       TO
                                              END OF        AVERAGE    INCOME/(LOSS)    AVERAGE   PORTFOLIO
                                              PERIOD          NET       TO AVERAGE       NET      TURNOVER
                                              (000'S)       ASSETS      NET ASSETS    ASSETS (a)  RATE (b)
                                              --------    -------       -------      -------       -------
BALANCED FUND INSTITUTIONAL SHARES
8/11/98(d) to 7/31/99                         $139,616       1.00%**       1.54%**      1.04%**        128%
Year ended 7/31/00                            $171,923       1.00%         1.55%        1.06%          122%
Year ended 7/31/01                            $211,221       1.01%         1.48%        1.07%           77%
Year ended 7/31/02(e)                         $189,730       1.10%         1.11%        1.13%           78%
Year ended 7/31/03                            $177,052       1.10%         1.39%        1.12%          133%
                                              --------    -------       -------      -------       -------
BALANCED FUND CLASS A SHARES
Year ended 7/31/99                            $ 79,686       1.28%         1.22%        1.34%          128%
Year ended 7/31/00                            $104,750       1.25%         1.30%        1.31%          122%
Year ended 7/31/01                            $106,275       1.26%         1.23%        1.32%           77%
Year ended 7/31/02(e)                         $ 81,079       1.34%         0.86%        1.38%           78%
Year ended 7/31/03                            $ 73,287       1.35%         1.14%        1.37%          133%
                                              --------    -------       -------      -------       -------
BALANCED FUND CLASS B SHARES
10/11/00(d) to 7/31/01                        $ 10,239       2.03%**       0.42%**      2.09%**         77%
Year ended 7/31/02(e)                         $ 14,007       2.10%         0.10%        2.14%           78%
Year ended 7/31/03                            $ 13,972       2.10%         0.39%        2.12%          133%
                                              --------    -------       -------      -------       -------
BALANCED FUND CLASS C SHARES
Year ended 7/31/99                            $  6,692       1.76%         0.78%        2.05%          128%
Year ended 7/31/00                            $  7,815       1.75%         0.80%        2.06%          122%
Year ended 7/31/01                            $  6,883       1.96%         0.53%        2.15%           77%
Year ended 7/31/02(e)                         $  4,963       2.09%         0.11%        2.13%           78%
Year ended 7/31/03                            $  5,747       2.10%         0.38%        2.12%          133%
                                              --------    -------       -------      -------       -------
BALANCED FUND ADVISOR SHARES
10/29/01(d) to 7/31/02(e)                     $     38       1.63%**       0.55%**      1.68%**         78%
Year ended 7/31/03                            $    104       1.60%         0.82%        1.61%          133%
                                              --------    -------       -------      -------       -------
MICRO CAP VALUE FUND INSTITUTIONAL SHARES
2/1/98(d) to 12/31/98                         $  1,156       2.19%**      (0.83%)**     2.19%**        109%
Year ended 12/31/99                           $  3,283       1.60%        (0.32%)       1.60%           96%
Year ended 12/31/00                           $  6,743       1.40%         1.03%        1.40%          116%
Year ended 12/31/01                           $ 14,957       1.29%         0.21%        1.35%           47%
1/1/02 to 7/31/02(c)                          $ 45,538       1.40%**      (0.51%)**     1.68%**         16%
Year ended 7/31/03                            $100,676       1.40%        (0.68%)       1.47%           28%
                                              --------    -------       -------      -------       -------
MICRO CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                        $    862       1.59%**      (0.36%)**     1.78%**         47%
1/1/02 to 7/31/02(c)                          $  5,030       1.66%**      (0.77%)**     1.95%**         16%
Year ended 7/31/03                            $ 18,297       1.65%        (0.95%)       1.69%           28%
                                              --------    -------       -------      -------       -------
MICRO CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                        $    352       2.31%**      (1.08%)**     2.52%**         47%
1/1/02 to 7/31/02(c)                          $  2,709       2.42%**      (1.50%)**     2.72%**         16%
Year ended 7/31/03                            $  4,254       2.40%        (1.66%)       2.47%           28%
                                              --------    -------       -------      -------       -------
MICRO CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                        $     59       2.32%**      (0.97%)**     2.57%**         47%
1/1/02 to 7/31/02(c)                          $    712       2.42%**      (1.52%)**     2.73%**         16%
Year ended 7/31/03                            $  1,166       2.40%        (1.66%)       2.47%           28%
                                              --------    -------       -------      -------       -------
MICRO CAP VALUE FUND ADVISOR SHARES
2/1/98(d) to 12/31/98                         $  3,159       2.69%**      (1.33%)**     2.69%**        109%
Year ended 12/31/99                           $  9,128       2.10%        (0.82%)       2.10%           96%
Year ended 12/31/00                           $ 15,424       1.90%         0.53%        1.90%          116%
Year ended 12/31/01                           $ 19,196       1.79%        (0.29%)       1.85%           47%
1/1/02 to 7/31/02(c)                          $ 18,905       1.90%**      (1.02%)**     2.12%**         16%
Year ended 7/31/03                            $ 25,342       1.90%        (1.15%)       1.97%           28%
                                              --------    -------       -------      -------       -------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 174-175 Spread


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR)


                                                                        CHANGE IN NET ASSETS
                                                                       RESULTING FROM OPERATIONS
                                                                     ----------------------------
                                                                                      NET REALIZED
                                                                                        AND
                                                                                     UNREALIZED      CHANGE IN
                                                         NET ASSET                  GAINS/(LOSSES)   NET ASSETS
                                                          VALUE,          NET            FROM         RESULTING
                                                         BEGINNING    INVESTMENT      INVESTMENT        FROM
                                                         OF PERIOD   INCOME/(LOSS)   TRANSACTIONS    OPERATIONS
                                                         ----------  ------------     -----------    ----------
 SMALL CAP VALUE FUND INSTITUTIONAL SHARES
 4/1/03(d) to 7/31/03                                       $ 15.00            --^           2.54          2.54
                                                         ----------  ------------     -----------    ----------
 SMALL CAP VALUE FUND CLASS A SHARES
 4/1/03(d) to 7/31/03                                       $ 15.00         (0.01)           2.53          2.52
                                                         ----------  ------------     -----------    ----------
 SMALL CAP VALUE FUND CLASS B SHARES
 4/1/03(d) to 7/31/03                                       $ 15.00         (0.03)           2.51          2.48
                                                         ----------  ------------     -----------    ----------
 SMALL CAP VALUE FUND CLASS C SHARES
 4/1/03(d) to 7/31/03                                       $ 15.00         (0.03)           2.51          2.48
                                                         ----------  ------------     -----------    ----------
 SMALL CAP VALUE FUND ADVISOR SHARES
 4/1/03(d) to 7/31/03                                       $ 15.00         (0.01)           2.52          2.51
                                                         ----------  ------------     -----------    ----------
 MULTI CAP VALUE FUND INSTITUTIONAL SHARES
 2/1/98(d) to 12/31/98                                      $ 15.92            --              --            --
 Year ended 12/31/99                                        $ 15.92          0.25            1.86          2.11
 Year ended 12/31/00                                        $ 17.52          0.28            3.88          4.16
 Year ended 12/31/01                                        $ 18.64          0.05            1.43          1.48
 1/1/02 to 7/31/02(c)                                       $ 19.14            --           (3.28)        (3.28)
 Year ended 7/31/03                                         $ 15.86          0.02            3.14          3.16
                                                         ----------  ------------     -----------    ----------
 MULTI CAP VALUE FUND CLASS A SHARES
 8/13/01(d) to 12/31/01                                     $ 19.44          0.01            0.57          0.58
 1/1/02 to 7/31/02(c)                                       $ 19.05         (0.02)          (3.26)        (3.28)
 Year ended 7/31/03                                         $ 15.77            --^           3.08          3.08
                                                         ----------  ------------     -----------    ----------
 MULTI CAP VALUE FUND CLASS B SHARES
 8/13/01(d) to 12/31/01                                     $ 19.44         (0.02)           0.56          0.54
 1/1/02 to 7/31/02(c)                                       $ 19.03         (0.08)          (3.26)        (3.34)
 Year ended 7/31/03                                         $ 15.69         (0.13)           3.07          2.94
                                                         ----------  ------------     -----------    ----------
 MULTI CAP VALUE FUND CLASS C SHARES
 8/13/01(d) to 12/31/01                                     $ 19.44         (0.01)           0.55          0.54
 1/1/02 to 7/31/02(c)                                       $ 19.02         (0.08)          (3.25)        (3.33)
 Year ended 7/31/03                                         $ 15.69         (0.12)           3.04          2.92
                                                         ----------  ------------     -----------    ----------
 MULTI CAP VALUE FUND ADVISOR SHARES
 Year ended 12/31/98                                        $ 18.23          0.20           (1.80)        (1.60)
 Year ended 12/31/99                                        $ 15.92          0.19            1.86          2.05
 Year ended 12/31/00                                        $ 17.49          0.18            3.89          4.07
 Year ended 12/31/01                                        $ 18.61          0.02            1.37          1.39
 1/1/02 to 7/31/02(c)                                       $ 19.09         (0.04)          (3.27)        (3.31)
 Year ended 7/31/03                                         $ 15.78         (0.05)           3.09          3.04
                                                         ----------  ------------     -----------    ----------
 DISCIPLINED LARGE CAP VALUE FUND INSTITUTIONAL SHARES
 8/11/98(d) to 7/31/99                                      $ 14.79          0.25            1.86          2.11
 Year ended 7/31/00                                         $ 15.19          0.21           (1.11)        (0.90)
 Year ended 7/31/01                                         $ 13.22          0.15            0.17          0.32
 Year ended 7/31/02                                         $ 13.12          0.09           (1.73)        (1.64)
 Year ended 7/31/03                                         $ 10.85          0.18(3)         1.14          1.32
                                                         ----------  ------------     -----------    ----------
 DISCIPLINED LARGE CAP VALUE FUND CLASS A SHARES
 Year ended 7/31/99                                         $ 15.38          0.29            1.19          1.48
 Year ended 7/31/00                                         $ 15.18          0.17           (1.10)        (0.93)
 Year ended 7/31/01                                         $ 13.22          0.11            0.16          0.27
 Year ended 7/31/02                                         $ 13.11          0.07           (1.74)        (1.67)
 Year ended 7/31/03                                         $ 10.83          0.16(3)         1.14          1.30
                                                         ----------  ------------     -----------    ----------
 DISCIPLINED LARGE CAP VALUE FUND CLASS B SHARES
 10/11/00(d) to 7/31/01                                     $ 13.40          0.03            0.12          0.15
 Year ended 7/31/02                                         $ 13.24         (0.02)          (1.74)        (1.76)
 Year ended 7/31/03                                         $ 10.93          0.08(3)         1.15          1.23
                                                         ----------  ------------     -----------    ----------
 DISCIPLINED LARGE CAP VALUE FUND CLASS C SHARES
 Year ended 7/31/99                                         $ 15.39          0.14            1.26          1.40
 Year ended 7/31/00                                         $ 15.19          0.10           (1.10)        (1.00)
 Year ended 7/31/01                                         $ 13.23          0.05            0.14          0.19
 Year ended 7/31/02                                         $ 13.10         (0.03)          (1.73)        (1.76)
 Year ended 7/31/03                                         $ 10.80          0.08(3)         1.11          1.19
                                                         ----------  ------------     -----------    ----------




                                                              LESS DIVIDENDS AND
                                                              DISTRIBUTIONS FROM
                                                      --------------------------------
                                                                                                          NET       TOTAL
                                                                                            TOTAL         ASSET     RETURN
                                                         NET         NET       RETURN     DIVIDENDS      VALUE,    (EXCLUDES
                                                      INVESTMENT   REALIZED      OF          AND         END OF      SALES
                                                        INCOME       GAINS     CAPITAL  DISTRIBUTIONS    PERIOD     CHARGE)
                                                      ---------    --------    -------   ---------      -------    -------
SMALL CAP VALUE FUND INSTITUTIONAL SHARES
4/1/03(d) to 7/31/03                                         --          --         --          --      $ 17.54      16.87%*
                                                      ---------    --------    -------   ---------      -------    -------
SMALL CAP VALUE FUND CLASS A SHARES
4/1/03(d) to 7/31/03                                         --          --         --          --      $ 17.52      16.73%*
                                                      ---------    --------    -------   ---------      -------    -------
SMALL CAP VALUE FUND CLASS B SHARES
4/1/03(d) to 7/31/03                                         --          --         --          --      $ 17.48      16.47%*
                                                      ---------    --------    -------   ---------      -------    -------
SMALL CAP VALUE FUND CLASS C SHARES
4/1/03(d) to 7/31/03                                         --          --         --          --      $ 17.48      16.47%*
                                                      ---------    --------    -------   ---------      -------    -------
SMALL CAP VALUE FUND ADVISOR SHARES
4/1/03(d) to 7/31/03                                         --          --         --          --      $ 17.51      16.67%*
                                                      ---------    --------    -------   ---------      -------    -------
MULTI CAP VALUE FUND INSTITUTIONAL SHARES
2/1/98(d) to 12/31/98                                        --          --         --          --      $ 15.92       0.00%*
Year ended 12/31/99                                       (0.26)      (0.25)        --       (0.51)     $ 17.52      13.26%
Year ended 12/31/00                                       (0.24)      (2.72)     (0.08)      (3.04)     $ 18.64      23.78%
Year ended 12/31/01                                       (0.07)      (0.91)        --       (0.98)     $ 19.14       7.91%
1/1/02 to 7/31/02(c)                                         --          --         --          --      $ 15.86     (17.14%)*
Year ended 7/31/03                                           --          --         --          --      $ 19.02      19.92%
                                                      ---------    --------    -------   ---------      -------    -------
MULTI CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                                    (0.06)      (0.91)        --       (0.97)     $ 19.05       2.90%*
1/1/02 to 7/31/02(c)                                         --          --         --          --      $ 15.77     (17.22%)*
Year ended 7/31/03                                           --          --         --          --      $ 18.85      19.53%
                                                      ---------    --------    -------   ---------      -------    -------
MULTI CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                                    (0.04)      (0.91)        --       (0.95)     $ 19.03       2.76%*
1/1/02 to 7/31/02(c)                                         --          --         --          --      $ 15.69     (17.55%)*
Year ended 7/31/03                                           --          --         --          --      $ 18.63      18.74%
                                                      ---------    --------    -------   ---------      -------    -------
MULTI CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                                    (0.04)      (0.92)        --       (0.96)     $ 19.02       2.72%*
1/1/02 to 7/31/02(c)                                         --          --         --          --      $ 15.69     (17.51%)*
Year ended 7/31/03                                           --          --         --          --      $ 18.61      18.61%
                                                      ---------    --------    -------   ---------      -------    -------
MULTI CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/98                                       (0.20)      (0.51)        --       (0.71)     $ 15.92      (8.74%)
Year ended 12/31/99                                       (0.23)      (0.25)        --       (0.48)     $ 17.49      12.93%
Year ended 12/31/00                                       (0.17)      (2.72)     (0.06)      (2.95)     $ 18.61      23.29%
Year ended 12/31/01                                          --       (0.91)        --       (0.91)     $ 19.09       7.47%
1/1/02 to 7/31/02(c)                                         --          --         --          --      $ 15.78     (17.34%)*
Year ended 7/31/03                                           --          --         --          --      $ 18.82      19.26%
                                                      ---------    --------    -------   ---------      -------    -------
DISCIPLINED LARGE CAP VALUE FUND INSTITUTIONAL SHARES
8/11/98(d) to 7/31/99                                     (0.26)      (1.45)        --       (1.71)     $ 15.19      14.63%*
Year ended 7/31/00                                        (0.21)      (0.86)        --       (1.07)     $ 13.22      (5.96%)
Year ended 7/31/01                                        (0.14)      (0.28)        --       (0.42)     $ 13.12       2.18%
Year ended 7/31/02                                        (0.10)      (0.53)        --       (0.63)     $ 10.85     (12.96%)
Year ended 7/31/03                                        (0.16)      (0.16)        --       (0.32)     $ 11.85      12.53%
                                                      ---------    --------    -------   ---------      -------    -------
DISCIPLINED LARGE CAP VALUE FUND CLASS A SHARES
Year ended 7/31/99                                        (0.23)      (1.45)        --       (1.68)     $ 15.18       9.90%
Year ended 7/31/00                                        (0.17)      (0.86)        --       (1.03)     $ 13.22      (6.16%)
Year ended 7/31/01                                        (0.10)      (0.28)        --       (0.38)     $ 13.11       1.85%
Year ended 7/31/02                                        (0.08)      (0.53)        --       (0.61)     $ 10.83     (13.24%)
Year ended 7/31/03                                        (0.14)      (0.16)        --       (0.30)     $ 11.83      12.30%
                                                      ---------    --------    -------   ---------      -------    -------
DISCIPLINED LARGE CAP VALUE FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                    (0.03)      (0.28)        --       (0.31)     $ 13.24       0.97%*
Year ended 7/31/02                                        (0.02)      (0.53)        --       (0.55)     $ 10.93     (13.84%)
Year ended 7/31/03                                        (0.07)      (0.16)        --       (0.23)     $ 11.93      11.50%
                                                      ---------    --------    -------   ---------      -------    -------
DISCIPLINED LARGE CAP VALUE FUND CLASS C SHARES
Year ended 7/31/99                                        (0.15)      (1.45)        --       (1.60)     $ 15.19       9.34%
Year ended 7/31/00                                        (0.10)      (0.86)        --       (0.96)     $ 13.23      (6.65%)
Year ended 7/31/01                                        (0.04)      (0.28)        --       (0.32)     $ 13.10       1.20%
Year ended 7/31/02                                        (0.01)      (0.53)        --       (0.54)     $ 10.80     (13.85%)
Year ended 7/31/03                                        (0.07)      (0.16)        --       (0.23)     $ 11.76      11.28%
                                                      ---------    --------    -------   ---------      -------    -------



                                                                           RATIOS/SUPPLEMENTAL DATA
                                                       ----------------------------------------------------------------
                                                                    RATIOS OF                      RATIOS OF
                                                         NET         EXPENSES     RATIOS OF NET     EXPENSES
                                                        ASSETS,        TO         INVESTMENT          TO
                                                        END OF       AVERAGE     INCOME/(LOSS)      AVERAGE     PORTFOLIO
                                                        PERIOD         NET        TO AVERAGE          NET       TURNOVER
                                                        (000'S)      ASSETS       NET ASSETS      ASSETS (a)    RATE (b)
                                                       ----------   -------       --------         --------     -------
SMALL CAP VALUE FUND INSTITUTIONAL SHARES
4/1/03(d) to 7/31/03                                     $ 72,783      1.24%**        0.03%**          1.60%**       39%
                                                       ----------   -------       --------         --------     -------
SMALL CAP VALUE FUND CLASS A SHARES
4/1/03(d) to 7/31/03                                     $    216      1.47%**       (0.21%)**         1.86%**       39%
                                                       ----------   -------       --------         --------     -------
SMALL CAP VALUE FUND CLASS B SHARES
4/1/03(d) to 7/31/03                                     $    103      2.22%**       (1.07%)**         2.60%**       39%
                                                       ----------   -------       --------         --------     -------
SMALL CAP VALUE FUND CLASS C SHARES
4/1/03(d) to 7/31/03                                     $     15      2.23%**       (0.97%)**         2.62%**       39%
                                                       ----------   -------       --------         --------     -------
SMALL CAP VALUE FUND ADVISOR SHARES
4/1/03(d) to 7/31/03                                     $    216      1.72%**       (0.51%)**         2.11%**       39%
                                                       ----------   -------       --------         --------     -------
MULTI CAP VALUE FUND INSTITUTIONAL SHARES
2/1/98(d) to 12/31/98                                    $     --      1.30%**        1.65%**          1.30%**      118%
Year ended 12/31/99                                      $    546      1.33%          1.62%            1.33%         78%
Year ended 12/31/00                                      $    949      1.33%          1.41%            1.33%        121%
Year ended 12/31/01                                      $ 18,069      1.23%          0.59%            1.26%         80%
1/1/02 to 7/31/02(c)                                     $ 49,844      1.33%**        0.01%**          1.55%**       25%
Year ended 7/31/03                                       $182,485      1.33%          0.17%            1.36%         23%
                                                       ----------   -------       --------         --------     -------
MULTI CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                                   $  6,395      1.54%**        0.14%**          1.63%**       80%
1/1/02 to 7/31/02(c)                                     $ 18,042      1.59%**       (0.27%)**         1.79%**       25%
Year ended 7/31/03                                       $ 19,667      1.58%          0.01%            1.64%         23%
                                                       ----------   -------       --------         --------     -------
MULTI CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                                   $  4,733      2.28%**       (0.59%)**         2.36%**       80%
1/1/02 to 7/31/02(c)                                     $ 11,522      2.34%**       (1.02%)**         2.53%**       25%
Year ended 7/31/03                                       $ 14,087      2.33%         (0.81%)           2.39%         23%
                                                       ----------   -------       --------         --------     -------
MULTI CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                                   $    497      2.23%**       (0.60%)**         2.33%**       80%
1/1/02 to 7/31/02(c)                                     $  1,593      2.34%**       (1.08%)**         2.53%**       25%
Year ended 7/31/03                                       $  2,036      2.33%         (0.81%)           2.39%         23%
                                                       ----------   -------       --------         --------     -------
MULTI CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/98                                      $ 53,279      1.80%          1.15%            1.80%        118%
Year ended 12/31/99                                      $ 39,885      1.83%          1.12%            1.83%         78%
Year ended 12/31/00                                      $ 49,260      1.83%          0.91%            1.83%        121%
Year ended 12/31/01                                      $ 47,698      1.73%          0.09%            1.76%         80%
1/1/02 to 7/31/02(c)                                     $ 38,419      1.83%**       (0.36%)**         1.98%**       25%
Year ended 7/31/03                                       $ 37,047      1.83%         (0.30%)           1.89%         23%
                                                       ----------   -------       --------         --------     -------
DISCIPLINED LARGE CAP VALUE FUND INSTITUTIONAL SHARES
8/11/98(d) to 7/31/99                                    $148,525      1.07%**        1.63%**          1.12%**       69%
Year ended 7/31/00                                       $100,007      1.02%          1.54%            1.08%         37%
Year ended 7/31/01                                       $ 92,635      1.06%          1.03%            1.12%         19%
Year ended 7/31/02                                       $ 80,906      1.16%          0.83%            1.19%         22%
Year ended 7/31/03                                       $335,967      1.08%          1.74%            1.10%         79%
                                                       ----------   -------       --------         --------     -------
DISCIPLINED LARGE CAP VALUE FUND CLASS A SHARES
Year ended 7/31/99                                       $ 20,268      1.27%          1.58%            1.37%         69%
Year ended 7/31/00                                       $ 12,777      1.27%          1.29%            1.33%         37%
Year ended 7/31/01                                       $ 16,069      1.31%          0.79%            1.37%         19%
Year ended 7/31/02                                       $ 12,579      1.40%          0.58%            1.43%         22%
Year ended 7/31/03                                       $ 14,100      1.33%          1.51%            1.36%         79%
                                                       ----------   -------       --------         --------     -------
DISCIPLINED LARGE CAP VALUE FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                   $  1,963      2.08%**        0.07%**          2.13%**       19%
Year ended 7/31/02                                       $  2,862      2.17%         (0.17%)           2.20%         22%
Year ended 7/31/03                                       $  3,408      2.08%          0.76%            2.11%         79%
                                                       ----------   -------       --------         --------     -------
DISCIPLINED LARGE CAP VALUE FUND CLASS C SHARES
Year ended 7/31/99                                       $  1,433      1.83%          0.88%            2.13%         69%
Year ended 7/31/00                                       $    679      1.77%          0.80%            2.08%         37%
Year ended 7/31/01                                       $    668      2.02%          0.09%            2.19%         19%
Year ended 7/31/02                                       $    577      2.16%         (0.18%)           2.19%         22%
Year ended 7/31/03                                       $    884      2.08%          0.75%            2.10%         79%
                                                       ----------   -------       --------         --------     -------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 176-177 Spread


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR)


                                                                                CHANGE IN NET ASSETS
                                                                              RESULTING FROM OPERATIONS
                                                                              -------------------------
                                                                                              NET REALIZED
                                                                                                  AND
                                                                                              UNREALIZED     CHANGE IN
                                                                  NET ASSET                 GAINS/(LOSSES)  NET ASSETS
                                                                   VALUE,          NET           FROM        RESULTING
                                                                  BEGINNING    INVESTMENT     INVESTMENT       FROM
                                                                  OF PERIOD  INCOME/(LOSS)   TRANSACTIONS   OPERATIONS
                                                                  ---------   -----------     ---------     ----------
 LIFEMODEL AGGRESSIVE FUNDSM INSTITUTIONAL SHARES
 8/1/02(d) to 7/31/03                                               $ 10.00          0.04#         1.35#          1.39
                                                                  ---------   -----------     ---------     ----------
 LIFEMODEL AGGRESSIVE FUNDSM CLASS A SHARES
 8/1/02(d) to 7/31/03                                               $ 10.00          0.02#         1.33#          1.35
                                                                  ---------   -----------     ---------     ----------
 LIFEMODEL AGGRESSIVE FUNDSM CLASS B SHARES
 8/1/02(d) to 7/31/03                                               $ 10.00         (0.02)#        1.28#          1.26
                                                                  ---------   -----------     ---------     ----------
 LIFEMODEL AGGRESSIVE FUNDSM CLASS C SHARES
 8/1/02(d) to 7/31/03                                               $ 10.00         (0.01)#        1.28#          1.27
                                                                  ---------   -----------     ---------     ----------
 LIFEMODEL MODERATELY AGGRESSIVE FUNDSM INSTITUTIONAL SHARES
 8/1/02(d) to 7/31/03                                               $ 10.00          0.09#         1.58#          1.67
                                                                  ---------   -----------     ---------     ----------
 LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS A SHARES
 8/1/02(d) to 7/31/03                                               $ 10.00          0.07#         1.58#          1.65
                                                                  ---------   -----------     ---------     ----------
 LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS B SHARES
 8/1/02(d) to 7/31/03                                               $ 10.00          0.02#         1.55#          1.57
                                                                  ---------   -----------     ---------     ----------
 LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS C SHARES
 8/1/02(d) to 7/31/03                                               $ 10.00          0.02#         1.55#          1.57
                                                                  ---------   -----------     ---------     ----------
 LIFEMODEL MODERATE FUNDSM INSTITUTIONAL SHARES
 8/1/02(d) to 7/31/03                                               $ 10.00          0.14#         0.92#          1.06
                                                                  ---------   -----------     ---------     ----------
 LIFEMODEL MODERATE FUNDSM CLASS A SHARES
 8/1/02(d) to 7/31/03                                               $ 10.00          0.12#         0.92#          1.04
                                                                  ---------   -----------     ---------     ----------
 LIFEMODEL MODERATE FUNDSM CLASS B SHARES
 8/1/02(d) to 7/31/03                                               $ 10.00          0.06#         0.89#          0.95
                                                                  ---------   -----------     ---------     ----------
 LIFEMODEL MODERATE FUNDSM CLASS C SHARES
 8/1/02(d) to 7/31/03                                               $ 10.00          0.06#         0.90#          0.96
                                                                  ---------   -----------     ---------     ----------
 LIFEMODEL MODERATELY CONSERVATIVE FUNDSM INSTITUTIONAL SHARES
 8/1/02(d) to 7/31/03                                               $ 10.00          0.18#         0.60#          0.78
                                                                  ---------   -----------     ---------     ----------
 LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS A SHARES
 8/1/02(d) to 7/31/03                                               $ 10.00          0.15#         0.59#          0.74
                                                                  ---------   -----------     ---------     ----------
 LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS B SHARES
 8/1/02(d) to 7/31/03                                               $ 10.00          0.10#         0.58#          0.68
                                                                  ---------   -----------     ---------     ----------
 LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS C SHARES
 8/1/02(d) to 7/31/03                                               $ 10.00          0.09#         0.59#          0.68
                                                                  ---------   -----------     ---------     ----------
 LIFEMODEL CONSERVATIVE FUNDSM INSTITUTIONAL SHARES
 8/1/02(d) to 7/31/03                                               $ 10.00          0.23#         0.52#          0.75
                                                                  ---------   -----------     ---------     ----------
 LIFEMODEL CONSERVATIVE FUNDSM CLASS A SHARES
 8/1/02(d) to 7/31/03                                               $ 10.00          0.21#         0.51#          0.72
                                                                  ---------   -----------     ---------     ----------
 LIFEMODEL CONSERVATIVE FUNDSM CLASS B SHARES
 8/1/02(d) to 7/31/03                                               $ 10.00          0.16#         0.49#          0.65
                                                                  ---------   -----------     ---------     ----------
 LIFEMODEL CONSERVATIVE FUNDSM CLASS C SHARES
 8/1/02(d) to 7/31/03                                               $ 10.00          0.15#         0.50#          0.65
                                                                  ---------   -----------     ---------     ----------



                                                                LESS DIVIDENDS
                                                                    FROM
                                                                  --------
                                                                                                 NET       TOTAL
                                                                                                ASSET     RETURN
                                                                      NET                      VALUE,    (EXCLUDES
                                                                  INVESTMENT     TOTAL         END OF      SALES
                                                                    INCOME     DIVIDENDS       PERIOD     CHARGE)
                                                                  --------     ---------      --------   -------
 LIFEMODEL AGGRESSIVE FUNDSM INSTITUTIONAL SHARES
 8/1/02(d) to 7/31/03                                                (0.04)        (0.04)      $ 11.35     13.92%*
                                                                  --------     ---------      --------   -------
 LIFEMODEL AGGRESSIVE FUNDSM CLASS A SHARES
 8/1/02(d) to 7/31/03                                                (0.02)        (0.02)      $ 11.33     13.57%*
                                                                  --------     ---------      --------   -------
 LIFEMODEL AGGRESSIVE FUNDSM CLASS B SHARES
 8/1/02(d) to 7/31/03                                                   --^           --       $ 11.26     12.65%*
                                                                  --------     ---------      --------   -------
 LIFEMODEL AGGRESSIVE FUNDSM CLASS C SHARES
 8/1/02(d) to 7/31/03                                                (0.01)        (0.01)      $ 11.26     12.74%*
                                                                  --------     ---------      --------   -------
 LIFEMODEL MODERATELY AGGRESSIVE FUNDSM INSTITUTIONAL SHARES
 8/1/02(d) to 7/31/03                                                (0.08)        (0.08)      $ 11.59     16.78%*
                                                                  --------     ---------      --------   -------
 LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS A SHARES
 8/1/02(d) to 7/31/03                                                (0.07)        (0.07)      $ 11.58     16.51%*
                                                                  --------     ---------      --------   -------
 LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS B SHARES
 8/1/02(d) to 7/31/03                                                (0.02)        (0.02)      $ 11.55     15.70%*
                                                                  --------     ---------      --------   -------
 LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS C SHARES
 8/1/02(d) to 7/31/03                                                (0.02)        (0.02)      $ 11.55     15.71%*
                                                                  --------     ---------      --------   -------
 LIFEMODEL MODERATE FUNDSM INSTITUTIONAL SHARES
 8/1/02(d) to 7/31/03                                                (0.13)        (0.13)      $ 10.93     10.66%*
                                                                  --------     ---------      --------   -------
 LIFEMODEL MODERATE FUNDSM CLASS A SHARES
 8/1/02(d) to 7/31/03                                                (0.11)        (0.11)      $ 10.93     10.48%*
                                                                  --------     ---------      --------   -------
 LIFEMODEL MODERATE FUNDSM CLASS B SHARES
 8/1/02(d) to 7/31/03                                                (0.06)        (0.06)      $ 10.89      9.58%*
                                                                  --------     ---------      --------   -------
 LIFEMODEL MODERATE FUNDSM CLASS C SHARES
 8/1/02(d) to 7/31/03                                                (0.06)        (0.06)      $ 10.90      9.67%*
                                                                  --------     ---------      --------   -------
 LIFEMODEL MODERATELY CONSERVATIVE FUNDSM INSTITUTIONAL SHARES
 8/1/02(d) to 7/31/03                                                (0.16)        (0.16)      $ 10.62      7.87%*
                                                                  --------     ---------      --------   -------
 LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS A SHARES
 8/1/02(d) to 7/31/03                                                (0.14)        (0.14)      $ 10.60      7.51%*
                                                                  --------     ---------      --------   -------
 LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS B SHARES
 8/1/02(d) to 7/31/03                                                (0.10)        (0.10)      $ 10.58      6.81%*
                                                                  --------     ---------      --------   -------
 LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS C SHARES
 8/1/02(d) to 7/31/03                                                (0.09)        (0.09)      $ 10.59      6.81%*
                                                                  --------     ---------      --------   -------
 LIFEMODEL CONSERVATIVE FUNDSM INSTITUTIONAL SHARES
 8/1/02(d) to 7/31/03                                                (0.21)        (0.21)      $ 10.54      7.58%*
                                                                  --------     ---------      --------   -------
 LIFEMODEL CONSERVATIVE FUNDSM CLASS A SHARES
 8/1/02(d) to 7/31/03                                                (0.19)        (0.19)      $ 10.53      7.31%*
                                                                  --------     ---------      --------   -------
 LIFEMODEL CONSERVATIVE FUNDSM CLASS B SHARES
 8/1/02(d) to 7/31/03                                                (0.15)        (0.15)      $ 10.50      6.54%*
                                                                  --------     ---------      --------   -------
 LIFEMODEL CONSERVATIVE FUNDSM CLASS C SHARES
 8/1/02(d) to 7/31/03                                                (0.14)        (0.14)      $ 10.51      6.58%*
                                                                  --------     ---------      --------   -------


                                                                                   RATIOS/SUPPLEMENTAL DATA
                                                                  --------------------------------------------------------------
                                                                               RATIOS OF                     RATIOS OF
                                                                     NET       EXPENSES     RATIOS OF NET    EXPENSES
                                                                   ASSETS,        TO         INVESTMENT         TO
                                                                   END OF       AVERAGE     INCOME/(LOSS)     AVERAGE   PORTFOLIO
                                                                   PERIOD         NET        TO AVERAGE         NET     TURNOVER
                                                                   (000'S)      ASSETS       NET ASSETS     ASSETS (a)  RATE (b)
                                                                  ---------    -------       ---------      --------    --------
 LIFEMODEL AGGRESSIVE FUNDSM INSTITUTIONAL SHARES
 8/1/02(d) to 7/31/03                                               $32,421       0.08%**         0.45%**       0.78%**       79%
                                                                  ---------    -------       ---------      --------    --------
 LIFEMODEL AGGRESSIVE FUNDSM CLASS A SHARES
 8/1/02(d) to 7/31/03                                               $10,090       0.33%**         0.16%**       1.24%**       79%
                                                                  ---------    -------       ---------      --------    --------
 LIFEMODEL AGGRESSIVE FUNDSM CLASS B SHARES
 8/1/02(d) to 7/31/03                                               $ 3,587       1.08%**        (0.54%)**      2.06%**       79%
                                                                  ---------    -------       ---------      --------    --------
 LIFEMODEL AGGRESSIVE FUNDSM CLASS C SHARES
 8/1/02(d) to 7/31/03                                               $   532       1.08%**        (0.62%)**      2.20%**       79%
                                                                  ---------    -------       ---------      --------    --------
 LIFEMODEL MODERATELY AGGRESSIVE FUNDSM INSTITUTIONAL SHARES
 8/1/02(d) to 7/31/03                                               $62,677       0.08%**         1.15%**       0.54%**       55%
                                                                  ---------    -------       ---------      --------    --------
 LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS A SHARES
 8/1/02(d) to 7/31/03                                               $33,806       0.33%**         0.86%**       0.90%**       55%
                                                                  ---------    -------       ---------      --------    --------
 LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS B SHARES
 8/1/02(d) to 7/31/03                                               $12,606       1.08%**         0.10%**       1.60%**       55%
                                                                  ---------    -------       ---------      --------    --------
 LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS C SHARES
 8/1/02(d) to 7/31/03                                               $ 1,386       1.08%**         0.06%**       1.61%**       55%
                                                                  ---------    -------       ---------      --------    --------
 LIFEMODEL MODERATE FUNDSM INSTITUTIONAL SHARES
 8/1/02(d) to 7/31/03                                               $71,538       0.08%**         1.82%**       0.52%**       55%
                                                                  ---------    -------       ---------      --------    --------
 LIFEMODEL MODERATE FUNDSM CLASS A SHARES
 8/1/02(d) to 7/31/03                                               $28,991       0.33%**         1.52%**       0.84%**       55%
                                                                  ---------    -------       ---------      --------    --------
 LIFEMODEL MODERATE FUNDSM CLASS B SHARES
 8/1/02(d) to 7/31/03                                               $14,631       1.08%**         0.74%**       1.63%**       55%
                                                                  ---------    -------       ---------      --------    --------
 LIFEMODEL MODERATE FUNDSM CLASS C SHARES
 8/1/02(d) to 7/31/03                                               $ 1,335       1.08%**         0.70%**       1.66%**       55%
                                                                  ---------    -------       ---------      --------    --------
 LIFEMODEL MODERATELY CONSERVATIVE FUNDSM INSTITUTIONAL SHARES
 8/1/02(d) to 7/31/03                                               $40,412       0.08%**         2.23%**       0.60%**       72%
                                                                  ---------    -------       ---------      --------    --------
 LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS A SHARES
 8/1/02(d) to 7/31/03                                               $19,449       0.33%**         1.82%**       1.04%**       72%
                                                                  ---------    -------       ---------      --------    --------
 LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS B SHARES
 8/1/02(d) to 7/31/03                                               $ 9,083       1.08%**         1.09%**       1.80%**       72%
                                                                  ---------    -------       ---------      --------    --------
 LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS C SHARES
 8/1/02(d) to 7/31/03                                               $ 1,017       1.08%**         1.07%**       1.73%**       72%
                                                                  ---------    -------       ---------      --------    --------
 LIFEMODEL CONSERVATIVE FUNDSM INSTITUTIONAL SHARES
 8/1/02(d) to 7/31/03                                               $16,014       0.08%**         2.90%**       0.75%**       63%
                                                                  ---------    -------       ---------      --------    --------
 LIFEMODEL CONSERVATIVE FUNDSM CLASS A SHARES
 8/1/02(d) to 7/31/03                                               $ 9,387       0.33%**         2.52%**       1.17%**       63%
                                                                  ---------    -------       ---------      --------    --------
 LIFEMODEL CONSERVATIVE FUNDSM CLASS B SHARES
 8/1/02(d) to 7/31/03                                               $ 8,795       1.08%**         1.75%**       1.86%**       63%
                                                                  ---------    -------       ---------      --------    --------
 LIFEMODEL CONSERVATIVE FUNDSM CLASS C SHARES
 8/1/02(d) to 7/31/03                                               $ 2,203       1.08%**         1.63%**       1.86%**       63%
                                                                  ---------    -------       ---------      --------    --------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 178-179 Spread


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR)


                                                                CHANGE IN NET ASSETS
                                                             RESULTING FROM OPERATIONS
                                                              -----------------------
                                                                           NET REALIZED
                                                                                AND
                                                                            UNREALIZED      CHANGE IN
                                                NET ASSET         NET      GAINS/(LOSSES)   NET ASSETS
                                                 VALUE,       INVESTMENT      FROM          RESULTING
                                                BEGINNING      INCOME/      INVESTMENT        FROM
                                                OF PERIOD      (LOSS)      TRANSACTIONS     OPERATIONS
                                                --------      --------     ----------       --------
 STRATEGIC INCOME FUND INSTITUTIONAL SHARES
 2/1/98(d) to 12/31/98                           $ 11.31          0.33          (0.50)         (0.17)
 Year ended 12/31/99                             $ 10.62          0.87          (1.43)         (0.56)
 Year ended 12/31/00                             $  9.23          0.78           0.70           1.48
 Year ended 12/31/01                             $  9.96          0.69           0.59           1.28
 1/1/02 to 7/31/02(c)                            $ 10.57          0.32           0.08           0.40
 Year ended 7/31/03                              $ 10.63          0.58           0.25           0.83
                                                --------      --------     ----------       --------
 STRATEGIC INCOME FUND CLASS C SHARES
 10/29/01(d) to 12/31/01                         $ 10.53          0.16          (0.10)          0.06
 1/1/02 to 7/31/02(c)                            $ 10.50          0.27           0.07           0.34
 Year ended 7/31/03                              $ 10.55          0.47           0.24           0.71
                                                --------      --------     ----------       --------
 STRATEGIC INCOME FUND ADVISOR SHARES
 Year ended 12/31/98                             $ 11.31          0.72          (0.33)          0.39
 Year ended 12/31/99                             $ 10.61          0.86          (1.43)         (0.57)
 Year ended 12/31/00                             $  9.22          0.73           0.70           1.43
 Year ended 12/31/01                             $  9.95          0.63           0.60           1.23
 1/1/02 to 7/31/02(c)                            $ 10.53          0.28           0.10           0.38
 Year ended 7/31/03                              $ 10.60          0.51           0.26           0.77
                                                --------      --------     ----------       --------
 TECHNOLOGY FUND INSTITUTIONAL SHARES
 6/5/00(d) to 7/31/00                            $ 20.00         (0.03)         (0.76)         (0.79)
 Year ended 7/31/01                              $ 19.21            --          (8.68)         (8.68)
 Year ended 7/31/02                              $ 10.37         (0.12)         (4.70)         (4.82)
 Year ended 7/31/03                              $  5.55         (0.09)(3)       3.26           3.17
                                                --------      --------     ----------       --------
 TECHNOLOGY FUND CLASS A SHARES
 6/5/00(d) to 7/31/00                            $ 20.00         (0.03)         (0.76)         (0.79)
 Year ended 7/31/01                              $ 19.21            --          (8.70)         (8.70)
 Year ended 7/31/02                              $ 10.35         (0.13)         (4.70)         (4.83)
 Year ended 7/31/03                              $  5.52         (0.11)(3)       3.25           3.14
                                                --------      --------     ----------       --------
 TECHNOLOGY FUND CLASS B SHARES
 10/11/00(d) to 7/31/01                          $ 17.28            --          (6.84)         (6.84)
 Year ended 7/31/02                              $ 10.28         (0.17)         (4.67)         (4.84)
 Year ended 7/31/03                              $  5.44         (0.15)(3)       3.18           3.03
                                                --------      --------     ----------       --------
 TECHNOLOGY FUND CLASS C SHARES
 6/5/00(d) to 7/31/00                            $ 20.00         (0.03)         (0.77)         (0.80)
 Year ended 7/31/01                              $ 19.20            --          (8.80)         (8.80)
 Year ended 7/31/02                              $ 10.24         (0.24)         (4.57)         (4.81)
 Year ended 7/31/03                              $  5.43         (0.16)(3)       3.17           3.01
                                                --------      --------     ----------       --------
 TECHNOLOGY FUND ADVISOR SHARES
 10/29/01(d) to 7/31/02                          $  8.91         (0.08)         (3.32)         (3.40)
 Year ended 7/31/03                              $  5.51         (0.13)(3)       3.23           3.10
                                                --------      --------     ----------       --------




                                                       LESS DIVIDENDS AND
                                                       DISTRIBUTIONS FROM
                                                -------------------------------
                                                                                                     NET       TOTAL
                                                                                     TOTAL          ASSET     RETURN
                                                    NET        NET       RETURN     DIVIDENDS       VALUE,    (EXCLUDES
                                               INVESTMENT   REALIZED       OF         AND          END OF      SALES
                                                 INCOME      GAINS      CAPITAL  DISTRIBUTIONS     PERIOD     CHARGE)
                                               ---------    ---------   -------   -----------     --------    -------
 STRATEGIC INCOME FUND INSTITUTIONAL SHARES
 2/1/98(d) to 12/31/98                             (0.33)       (0.19)       --         (0.52)     $ 10.62       3.54%*
 Year ended 12/31/99                               (0.83)          --        --         (0.83)     $  9.23      (5.61%)
 Year ended 12/31/00                               (0.75)          --        --         (0.75)     $  9.96      16.52%
 Year ended 12/31/01                               (0.67)          --        --^        (0.67)     $ 10.57      13.12%
 1/1/02 to 7/31/02(c)                              (0.34)          --        --         (0.34)     $ 10.63       3.82%*
 Year ended 7/31/03                                (0.55)          --        --         (0.55)     $ 10.91       7.89%
                                               ---------    ---------   -------   -----------     --------    -------
 STRATEGIC INCOME FUND CLASS C SHARES
 10/29/01(d) to 12/31/01                           (0.09)          --        --         (0.09)     $ 10.50       0.62%*
 1/1/02 to 7/31/02(c)                              (0.29)          --        --         (0.29)     $ 10.55       3.22%*
 Year ended 7/31/03                                (0.44)          --        --         (0.44)     $ 10.82       6.82%
                                               ---------    ---------   -------   -----------     --------    -------
 STRATEGIC INCOME FUND ADVISOR SHARES
 Year ended 12/31/98                               (0.72)       (0.37)       --         (1.09)     $ 10.61       3.49%
 Year ended 12/31/99                               (0.82)          --        --         (0.82)     $  9.22      (5.72%)
 Year ended 12/31/00                               (0.70)          --        --         (0.70)     $  9.95      16.01%
 Year ended 12/31/01                               (0.65)          --        --^        (0.65)     $ 10.53      12.64%
 1/1/02 to 7/31/02(c)                              (0.31)          --        --         (0.31)     $ 10.60       3.64%*
 Year ended 7/31/03                                (0.49)          --        --         (0.49)     $ 10.88       7.36%
                                               ---------    ---------   -------   -----------     --------    -------
 TECHNOLOGY FUND INSTITUTIONAL SHARES
 6/5/00(d) to 7/31/00                                 --           --        --            --      $ 19.21      (5.69%)*
 Year ended 7/31/01                                   --        (0.16)       --         (0.16)     $ 10.37     (46.65%)
 Year ended 7/31/02                                   --           --        --            --      $  5.55     (46.48%)
 Year ended 7/31/03                                   --           --        --            --      $  8.72      57.12%
                                               ---------    ---------   -------   -----------     --------    -------
 TECHNOLOGY FUND CLASS A SHARES
 6/5/00(d) to 7/31/00                                 --           --        --            --      $ 19.21      (5.69%)*
 Year ended 7/31/01                                   --        (0.16)       --         (0.16)     $ 10.35     (45.62%)
 Year ended 7/31/02                                   --           --        --            --      $  5.52     (46.67%)
 Year ended 7/31/03                                   --           --        --            --      $  8.66      56.88%
                                               ---------    ---------   -------   -----------     --------    -------
 TECHNOLOGY FUND CLASS B SHARES
 10/11/00(d) to 7/31/01                               --        (0.16)       --         (0.16)     $ 10.28     (39.95%)*
 Year ended 7/31/02                                   --           --        --            --      $  5.44     (47.08%)
 Year ended 7/31/03                                   --           --        --            --      $  8.47      55.70%
                                               ---------    ---------   -------   -----------     --------    -------
 TECHNOLOGY FUND CLASS C SHARES
 6/5/00(d) to 7/31/00                                 --           --        --            --      $ 19.20      (5.65%)*
 Year ended 7/31/01                                   --        (0.16)       --         (0.16)     $ 10.24     (46.12%)
 Year ended 7/31/02                                   --           --        --            --      $  5.43     (46.97%)
 Year ended 7/31/03                                   --           --        --            --      $  8.44      55.43%
                                               ---------    ---------   -------   -----------     --------    -------
 TECHNOLOGY FUND ADVISOR SHARES
 10/29/01(d) to 7/31/02                               --           --        --            --      $  5.51     (34.48%)*
 Year ended 7/31/03                                   --           --        --            --      $  8.61      56.26%
                                               ---------    ---------   -------   -----------     --------    -------



                                                                     RATIOS/SUPPLEMENTAL DATA
                                                --------------------------------------------------------------
                                                             RATIOS OF                    RATIOS OF
                                                  NET        EXPENSES    RATIOS OF NET    EXPENSES
                                                ASSETS,         TO        INVESTMENT        TO
                                                 END OF        AVERAGE    INCOME/(LOSS)    AVERAGE    PORTFOLIO
                                                PERIOD          NET       TO AVERAGE        NET      TURNOVER
                                                (000'S)       ASSETS      NET ASSETS     ASSETS (a)   RATE (b)
                                                --------    -------       --------       -------      --------
STRATEGIC INCOME FUND INSTITUTIONAL SHARES
2/1/98(d) to 12/31/98                            $   426       1.37%**        7.02%**       1.37%**         59%
Year ended 12/31/99                              $ 2,540       1.41%          8.37%         1.41%           51%
Year ended 12/31/00                              $ 3,349       1.35%          8.03%         1.35%           48%
Year ended 12/31/01                              $ 3,142       1.26%          6.62%         1.28%           34%
1/1/02 to 7/31/02(c)                             $11,491       1.35%**        5.14%**       1.63%**         27%
Year ended 7/31/03                               $67,649       1.35%          5.25%         1.35%           38%
                                                --------    -------       --------       -------      --------
STRATEGIC INCOME FUND CLASS C SHARES
10/29/01(d) to 12/31/01                          $ 1,755       2.39%**        8.97%**       2.55%**         34%
1/1/02 to 7/31/02(c)                             $ 8,148       2.37%**        3.97%**       2.66%**         27%
Year ended 7/31/03                               $37,810       2.32%          4.35%         2.35%           38%
                                                --------    -------       --------       -------      --------
STRATEGIC INCOME FUND ADVISOR SHARES
Year ended 12/31/98                              $39,650       1.87%          6.52%         1.87%           59%
Year ended 12/31/99                              $24,023       1.91%          7.87%         1.91%           51%
Year ended 12/31/00                              $32,351       1.85%          7.53%         1.85%           48%
Year ended 12/31/01                              $34,105       1.76%          6.12%         1.78%           34%
1/1/02 to 7/31/02(c)                             $31,240       1.85%**        4.49%**       2.07%**         27%
Year ended 7/31/03                               $36,345       1.85%          4.68%         1.88%           38%
                                                --------    -------       --------       -------      --------
TECHNOLOGY FUND INSTITUTIONAL SHARES
6/5/00(d) to 7/31/00                             $55,188       1.46%**       (0.79%)**      1.46%**         11%
Year ended 7/31/01                               $45,842       1.50%         (1.24%)        1.50%           50%
Year ended 7/31/02                               $21,183       1.51%         (1.35%)        1.51%           97%
Year ended 7/31/03                               $29,573       1.55%         (1.46%)        1.87%          258%
                                                --------    -------       --------       -------      --------
TECHNOLOGY FUND CLASS A SHARES
6/5/00(d) to 7/31/00                             $ 4,560       1.70%**       (1.27%)**      1.70%**         11%
Year ended 7/31/01                               $ 5,615       1.76%         (1.49%)        1.76%           50%
Year ended 7/31/02                               $ 3,256       1.75%         (1.59%)        1.75%           97%
Year ended 7/31/03                               $ 5,218       1.81%         (1.71%)        2.13%          258%
                                                --------    -------       --------       -------      --------
TECHNOLOGY FUND CLASS B SHARES
10/11/00(d) to 7/31/01                           $   900       2.54%**       (2.28%)**      2.54%**         50%
Year ended 7/31/02                               $   679       2.51%         (2.35%)        2.51%           97%
Year ended 7/31/03                               $ 1,164       2.55%         (2.45%)        2.87%          258%
                                                --------    -------       --------       -------      --------
TECHNOLOGY FUND CLASS C SHARES
6/5/00(d) to 7/31/00                             $   105       2.42%**       (1.89%)**      2.42%**         11%
Year ended 7/31/01                               $   150       2.60%         (2.33%)        2.60%           50%
Year ended 7/31/02                               $    96       2.45%         (2.29%)        2.45%           97%
Year ended 7/31/03                               $ 1,081       2.47%         (2.37%)        2.82%          258%
                                                --------    -------       --------       -------      --------
TECHNOLOGY FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                           $     6       1.95%**       (1.82%)**      1.95%**         97%
Year ended 7/31/03                               $    55       1.90%         (1.83%)        2.30%          258%
                                                --------    -------       --------       -------      --------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 180-181 Spread


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR)


                                                             CHANGE IN NET ASSETS
                                                           RESULTING FROM OPERATIONS
                                                           --------------------------
                                                                          NET REALIZED
                                                                               AND
                                                                           UNREALIZED     CHANGE IN
                                               NET ASSET                 GAINS/(LOSSES)  NET ASSETS
                                                VALUE,         NET            FROM        RESULTING
                                               BEGINNING   INVESTMENT      INVESTMENT       FROM
                                               OF PERIOD  INCOME/(LOSS)   TRANSACTIONS   OPERATIONS
                                               --------    ---------      -----------    ---------
 WORLDWIDE FUND INSTITUTIONAL SHARES
 2/1/98(d) to 12/31/98                          $ 10.38        (0.11)            3.76         3.65
 Year ended 12/31/99                            $ 13.30         0.03             6.78         6.81
 Year ended 12/31/00                            $ 19.30        (0.12)           (2.00)       (2.12)
 Year ended 12/31/01                            $ 14.23        (0.01)           (1.64)       (1.65)
 1/1/02 to 7/31/02(c)                           $ 12.47        (0.07)           (1.90)       (1.97)
 Year ended 7/31/03(n)                          $ 10.50        (0.05)            0.93         0.88
                                               --------    ---------      -----------    ---------
 WORLDWIDE FUND CLASS C SHARES
 10/29/01(d) to 12/31/01                        $ 11.62         0.01             0.63         0.64
 1/1/02 to 7/31/02(c)                           $ 12.26        (0.10)           (1.89)       (1.99)
 Year ended 7/31/03(n)                          $ 10.27        (0.15)            0.90         0.75
                                               --------    ---------      -----------    ---------
 WORLDWIDE FUND ADVISOR SHARES
 Year ended 12/31/98                            $ 10.38        (0.12)            3.76         3.64
 Year ended 12/31/99                            $ 13.29        (0.07)            6.78         6.71
 Year ended 12/31/00                            $ 19.19        (0.21)           (1.94)       (2.15)
 Year ended 12/31/01                            $ 14.09        (0.11)           (1.56)       (1.67)
 1/1/02 to 7/31/02(c)                           $ 12.30        (0.11)           (1.86)       (1.97)
 Year ended 7/31/03(n)                          $ 10.33        (0.11)            0.92         0.81
                                               --------    ---------      -----------    ---------
 INTERNATIONAL EQUITY INSTITUTIONAL SHARES
 10/9/98(d) to 7/31/99                          $ 10.50         0.09             2.52         2.61
 Year ended 7/31/00                             $ 12.80         0.07             1.01         1.08
 Year ended 7/31/01                             $ 12.70         0.13            (2.17)       (2.04)
 Year ended 7/31/02                             $  9.04         0.02            (1.30)       (1.28)
 Year ended 7/31/03                             $  7.65         0.06             0.12         0.18
                                               --------    ---------      -----------    ---------
 INTERNATIONAL EQUITY CLASS A SHARES
 Year ended 7/31/99                             $ 12.56         0.03             0.49         0.52
 Year ended 7/31/00                             $ 12.84         0.04             1.01         1.05
 Year ended 7/31/01                             $ 12.71         0.12            (2.19)       (2.07)
 Year ended 7/31/02                             $  9.02         0.04            (1.24)       (1.28)
 Year ended 7/31/03                             $  7.64         0.07             0.12         0.19
                                               --------    ---------      -----------    ---------
 INTERNATIONAL EQUITY CLASS B SHARES
 10/11/00(d) to 7/31/01                         $ 12.09         0.03            (1.44)       (1.41)
 Year ended 7/31/02                             $  9.06        (0.05)           (1.31)       (1.36)
 Year ended 7/31/03                             $  7.60           --^            0.11         0.11
                                               --------    ---------      -----------    ---------
 INTERNATIONAL EQUITY CLASS C SHARES
 Year ended 7/31/99                             $ 12.51           --             0.46         0.46
 Year ended 7/31/00                             $ 12.76        (0.03)            0.99         0.96
 Year ended 7/31/01                             $ 12.54         0.13            (2.23)       (2.10)
 Year ended 7/31/02                             $  8.82        (0.08)           (1.24)       (1.32)
 Year ended 7/31/03                             $  7.40         0.02             0.08         0.10
                                               --------    ---------      -----------    ---------



                                                       LESS DIVIDENDS AND
                                                       DISTRIBUTIONS FROM
                                               ------------------------------

                                                                                                  NET       TOTAL
                                                                                   TOTAL         ASSET     RETURN
                                                 NET        NET       RETURN     DIVIDENDS      VALUE,    (EXCLUDES
                                              INVESTMENT  REALIZED       OF        AND         END OF      SALES
                                                INCOME     GAINS     CAPITAL  DISTRIBUTIONS    PERIOD     CHARGE)
                                               --------    -------   -------   ----------      --------   ---------
 WORLDWIDE FUND INSTITUTIONAL SHARES
 2/1/98(d) to 12/31/98                               --      (0.73)       --        (0.73)      $ 13.30       35.24%*
 Year ended 12/31/99                                 --      (0.81)       --        (0.81)      $ 19.30       51.29%
 Year ended 12/31/00                                 --      (2.95)       --        (2.95)      $ 14.23      (12.16%)
 Year ended 12/31/01                                 --      (0.11)       --^       (0.11)      $ 12.47      (11.53%)
 1/1/02 to 7/31/02(c)                                --         --        --           --       $ 10.50      (15.80%)*
 Year ended 7/31/03(n)                               --         --        --           --       $ 11.38        8.38%
                                               --------    -------   -------   ----------      --------   ---------
 WORLDWIDE FUND CLASS C SHARES
 10/29/01(d) to 12/31/01                             --         --        --           --       $ 12.26        8.50%*
 1/1/02 to 7/31/02(c)                                --         --        --           --       $ 10.27      (16.23%)*
 Year ended 7/31/03(n)                               --         --        --           --       $ 11.02        7.20%
                                               --------    -------   -------   ----------      --------   ---------
 WORLDWIDE FUND ADVISOR SHARES
 Year ended 12/31/98                                 --      (0.73)       --        (0.73)      $ 13.29       35.14%
 Year ended 12/31/99                                 --      (0.81)       --        (0.81)      $ 19.19       50.58%
 Year ended 12/31/00                                 --      (2.95)       --        (2.95)      $ 14.09      (12.38%)
 Year ended 12/31/01                                 --      (0.12)      --^        (0.12)      $ 12.30      (11.86%)
 1/1/02 to 7/31/02(c)                                --         --        --           --       $ 10.33      (16.02%)*
 Year ended 7/31/03(n)                               --         --        --           --       $ 11.14        7.84%
                                               --------    -------   -------   ----------      --------   ---------
 INTERNATIONAL EQUITY INSTITUTIONAL SHARES
 10/9/98(d) to 7/31/99                            (0.24)     (0.07)       --        (0.31)      $ 12.80       25.02%*
 Year ended 7/31/00                                  --      (1.18)       --        (1.18)      $ 12.70        8.29%
 Year ended 7/31/01                                  --      (1.62)       --        (1.62)      $  9.04      (17.61%)
 Year ended 7/31/02                               (0.11)        --        --        (0.11)      $  7.65      (14.30%)
 Year ended 7/31/03                               (0.04)        --        --        (0.04)      $  7.79        2.47%
                                               --------    -------   -------   ----------      --------   ---------
 INTERNATIONAL EQUITY CLASS A SHARES
 Year ended 7/31/99                               (0.17)     (0.07)       --        (0.24)      $ 12.84        4.23%
 Year ended 7/31/00                                  --      (1.18)       --        (1.18)      $ 12.71        8.02%
 Year ended 7/31/01                                  --      (1.62)       --        (1.62)      $  9.02      (17.85%)
 Year ended 7/31/02                               (0.10)        --        --        (0.10)      $  7.64      (14.23%)
 Year ended 7/31/03                               (0.02)        --        --        (0.02)      $  7.81        2.52%
                                               --------    -------   -------   ----------      --------   ---------
 INTERNATIONAL EQUITY CLASS B SHARES
 10/11/00(d) to 7/31/01                              --      (1.62)       --        (1.62)      $  9.06      (13.36%)*
 Year ended 7/31/02                               (0.10)        --        --        (0.10)      $  7.60      (15.11%)
 Year ended 7/31/03                                  --         --        --           --       $  7.71        1.45%
                                               --------    -------   -------   ----------      --------   ---------
 INTERNATIONAL EQUITY CLASS C SHARES
 Year ended 7/31/99                               (0.14)     (0.07)       --        (0.21)      $ 12.76        3.79%
 Year ended 7/31/00                                  --      (1.18)       --        (1.18)      $ 12.54        7.25%
 Year ended 7/31/01                                  --      (1.62)       --        (1.62)      $  8.82      (18.39%)
 Year ended 7/31/02                               (0.10)        --        --        (0.10)      $  7.40      (15.07%)
 Year ended 7/31/03                                  --         --        --           --       $  7.50        1.35%
                                               --------    -------   -------   ----------      --------   ---------


                                                                    RATIOS/SUPPLEMENTAL DATA
                                               ----------------------------------------------------------------
                                                           RATIOS OF                       RATIOS OF
                                                   NET     EXPENSES     RATIOS OF NET      EXPENSES
                                                 ASSETS,      TO         INVESTMENT           TO
                                                 END OF     AVERAGE     INCOME/(LOSS)       AVERAGE     PORTFOLIO
                                                PERIOD       NET        TO AVERAGE           NET       TURNOVER
                                                (000'S)    ASSETS       NET ASSETS       ASSETS (a)    RATE (b)
                                               ---------   --------     ----------       --------      --------
 WORLDWIDE FUND INSTITUTIONAL SHARES
 2/1/98(d) to 12/31/98                          $      9       2.13%**       (0.60%)**       2.13%**       2792%
 Year ended 12/31/99                            $  1,230       1.42%          0.01%          1.42%         1172%
 Year ended 12/31/00                            $  1,232       1.44%         (0.63%)         1.44%         1204%
 Year ended 12/31/01                            $  2,709       1.42%         (0.26%)         1.45%          974%
 1/1/02 to 7/31/02(c)                           $  3,119       1.44%**       (1.14%)**       1.70%**        592%
 Year ended 7/31/03(n)                          $  3,577       1.44%         (0.47%)         1.76%          909%
                                               ---------   --------     ----------       --------      --------
 WORLDWIDE FUND CLASS C SHARES
 10/29/01(d) to 12/31/01                        $    100       1.93%**        0.85%**        1.93%**        974%
 1/1/02 to 7/31/02(c)                           $    329       2.45%**       (2.14%)**       2.82%**        592%
 Year ended 7/31/03(n)                          $    336       2.44%         (1.45%)         2.76%          909%
                                               ---------   --------     ----------       --------      --------
 WORLDWIDE FUND ADVISOR SHARES
 Year ended 12/31/98                            $  8,059       2.63%         (1.10%)         2.63%         2792%
 Year ended 12/31/99                            $ 32,324       1.92%         (0.49%)         1.92%         1172%
 Year ended 12/31/00                            $ 37,087       1.94%         (1.13%)         1.94%         1204%
 Year ended 12/31/01                            $ 21,676       1.92%         (0.76%)         1.95%          974%
 1/1/02 to 7/31/02(c)                           $ 18,259       1.94%**       (1.64%)**       2.16%**        592%
 Year ended 7/31/03(n)                          $ 15,543       1.94%         (0.98%)         2.26%          909%
                                               ---------   --------     ----------       --------      --------
 INTERNATIONAL EQUITY INSTITUTIONAL SHARES
 10/9/98(d) to 7/31/99                          $172,388       1.50%**        0.67%**        1.50%**         42%
 Year ended 7/31/00                             $208,383       1.45%          0.55%          1.45%           86%
 Year ended 7/31/01                             $154,950       1.48%          0.98%          1.48%           42%
 Year ended 7/31/02                             $148,593       1.38%          0.17%          1.38%           23%
 Year ended 7/31/03                             $159,160       1.42%          0.96%          1.45%           44%
                                               ---------   --------     ----------       --------      --------
 INTERNATIONAL EQUITY CLASS A SHARES
 Year ended 7/31/99                             $  5,821       1.52%          0.03%          1.70%           42%
 Year ended 7/31/00                             $  7,901       1.70%          0.32%          1.70%           86%
 Year ended 7/31/01                             $  5,933       1.73%          0.07%          1.73%           42%
 Year ended 7/31/02                             $  4,105       1.62%          0.17%          1.62%           23%
 Year ended 7/31/03                             $  5,489       1.67%          0.88%          1.69%           44%
                                               ---------   --------     ----------       --------      --------
 INTERNATIONAL EQUITY CLASS B SHARES
 10/11/00(d) to 7/31/01                         $    176       2.43%**        2.08%**        2.43%**         42%
 Year ended 7/31/02                             $    246       2.38%         (0.79%)         2.38%           23%
 Year ended 7/31/03                             $    340       2.42%          0.01%          2.45%           44%
                                               ---------   --------     ----------       --------      --------
 INTERNATIONAL EQUITY CLASS C SHARES
 Year ended 7/31/99                             $    235       2.25%         (0.08%)         2.50%           42%
 Year ended 7/31/00                             $    276       2.22%         (0.20%)         2.22%           86%
 Year ended 7/31/01                             $    163       2.43%         (0.01%)         2.57%           42%
 Year ended 7/31/02                             $    127       2.38%         (0.94%)         2.38%           23%
 Year ended 7/31/03                             $    304       2.39%          0.64%          2.44%           44%
                                               ---------   --------     ----------       --------      --------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 182-183 Spread


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR)


                                                             CHANGE IN NET ASSETS
                                                          RESULTING FROM OPERATIONS
                                                           ------------------------
                                                                         NET REALIZED
                                                                              AND
                                                                          UNREALIZED      CHANGE IN
                                               NET ASSET                GAINS/(LOSSES)   NET ASSETS
                                                VALUE,         NET           FROM         RESULTING
                                               BEGINNING   INVESTMENT     INVESTMENT        FROM
                                               OF PERIOD  INCOME/(LOSS)  TRANSACTIONS    OPERATIONS
                                               ---------   ----------     ---------      ----------
 INTERNATIONAL GDP FUND INSTITUTIONAL SHARES
 Year ended 12/31/98                             $ 14.89         0.14          2.48            2.62
 Year ended 12/31/99                             $ 15.91         0.11          4.20            4.31
 Year ended 12/31/00                             $ 19.45         0.09         (3.42)          (3.33)
 1/1/01 to 7/31/01(c)                            $ 15.67         0.10         (2.82)          (2.72)
 Year ended 7/31/02                              $ 12.91         0.07         (2.41)          (2.34)
 Year ended 7/31/03                              $ 10.02         0.15          0.43            0.58
                                               ---------   ----------     ---------      ----------
 INTERNATIONAL GDP FUND CLASS A SHARES
 Year ended 12/31/98                             $ 14.79         0.10          2.46            2.56
 Year ended 12/31/99                             $ 15.75         0.08          4.14            4.22
 Year ended 12/31/00                             $ 19.20         0.05         (3.38)          (3.33)
 1/1/01 to 7/31/01(c)                            $ 15.46         0.09         (2.81)          (2.72)
 Year ended 7/31/02                              $ 12.70         0.07         (2.39)          (2.32)
 Year ended 7/31/03                              $  9.83         0.16          0.37            0.53
                                               ---------   ----------     ---------      ----------
 INTERNATIONAL GDP FUND CLASS B SHARES
 10/29/01(d) to 7/31/02                          $ 11.76         0.09         (1.36)          (1.27)
 Year ended 7/31/03                              $  9.95         0.03          0.45            0.48
                                               ---------   ----------     ---------      ----------
 INTERNATIONAL GDP FUND CLASS C SHARES
 10/29/01(d) to 7/31/02                          $ 11.76        (0.01)        (1.25)          (1.26)
 Year ended 7/31/03                              $  9.96         0.04          0.42            0.46
                                               ---------   ----------     ---------      ----------
 BOND FUND INSTITUTIONAL SHARES
 Year ended 12/31/98                             $ 10.30         0.65          0.27            0.92
 Year ended 12/31/99                             $ 10.33         0.60         (1.05)          (0.45)
 Year ended 12/31/00                             $  9.27         0.61          0.45            1.06
 1/1/01 to 7/31/01(f)                            $  9.72         0.28          0.31            0.59
 Year ended 7/31/02                              $  9.97         0.50         (0.01)           0.49
 Year ended 7/31/03                              $  9.93         0.39          0.09            0.48
                                               ---------   ----------     ---------      ----------
 BOND FUND CLASS A SHARES
 Year ended 12/31/98                             $ 10.29         0.62          0.28            0.90
 Year ended 12/31/99                             $ 10.32         0.58         (1.06)          (0.48)
 Year ended 12/31/00                             $  9.25         0.59          0.46            1.05
 1/1/01 to 7/31/01(f)                            $  9.71         0.27          0.30            0.57
 Year ended 7/31/02                              $  9.95         0.51         (0.03)           0.48
 Year ended 7/31/03                              $  9.92         0.37          0.08            0.45
                                               ---------   ----------     ---------      ----------
 BOND FUND CLASS B SHARES
 10/29/01(d) to 7/31/02                          $ 10.13         0.29         (0.17)           0.12
 Year ended 7/31/03                              $  9.93         0.28          0.08            0.36
                                               ---------   ----------     ---------      ----------
 BOND FUND CLASS C SHARES
 10/29/01(d) to 7/31/02                          $ 10.13         0.27         (0.16)           0.11
 Year ended 7/31/03                              $  9.93         0.29          0.08            0.37
                                               ---------   ----------     ---------      ----------
 BOND FUND ADVISOR SHARES
 10/29/01(d) to 7/31/02                          $ 10.13         0.35         (0.19)           0.16
 Year ended 7/31/03                              $  9.93         0.34          0.08            0.42
                                               ---------   ----------     ---------      ----------



                                                LESS DIVIDENDS AND
                                                DISTRIBUTIONS FROM
                                                ------------------
                                                                                                  TOTAL
                                                                          TOTAL       ASSET      RETURN
                                                   NET        NET        DIVIDENDS     VALUE,   (EXCLUDES
                                               INVESTMENT  REALIZED        AND        END OF     SALES
                                                 INCOME      GAINS    DISTRIBUTIONS   PERIOD    CHARGE)
                                                --------   --------    ----------     --------  ---------
  INTERNATIONAL GDP FUND INSTITUTIONAL SHARES
  Year ended 12/31/98                             (0.19)      (1.41)        (1.60)     $ 15.91      17.92%
  Year ended 12/31/99                             (0.12)      (0.65)        (0.77)     $ 19.45      28.30%
  Year ended 12/31/00                             (0.06)      (0.39)        (0.45)     $ 15.67     (17.41%)
  1/1/01 to 7/31/01(c)                            (0.04)         --         (0.04)     $ 12.91     (17.38%)*
  Year ended 7/31/02                              (0.07)      (0.48)        (0.55)     $ 10.02     (18.66%)
  Year ended 7/31/03                              (0.07)         --         (0.07)     $ 10.53       5.88%
                                                --------   --------    ----------     --------  ---------
  INTERNATIONAL GDP FUND CLASS A SHARES
  Year ended 12/31/98                             (0.19)      (1.41)        (1.60)     $ 15.75      17.60%
  Year ended 12/31/99                             (0.12)      (0.65)        (0.77)     $ 19.20      27.95%
  Year ended 12/31/00                             (0.02)      (0.39)        (0.41)     $ 15.46     (17.61%)
  1/1/01 to 7/31/01(c)                            (0.04)         --         (0.04)     $ 12.70     (17.64%)*
  Year ended 7/31/02                              (0.07)      (0.48)        (0.55)     $  9.83     (18.84%)
  Year ended 7/31/03                              (0.04)         --         (0.04)     $ 10.32       5.48%
                                                --------   --------    ----------     --------  ---------
  INTERNATIONAL GDP FUND CLASS B SHARES
  10/29/01(d) to 7/31/02                          (0.06)      (0.48)        (0.54)     $  9.95     (10.69%)*
  Year ended 7/31/03                                 --          --            --      $ 10.43       4.82%
                                                --------   --------    ----------     --------  ---------
  INTERNATIONAL GDP FUND CLASS C SHARES
  10/29/01(d) to 7/31/02                          (0.06)      (0.48)        (0.54)     $  9.96     (10.64%)*
  Year ended 7/31/03                              (0.04)         --         (0.04)     $ 10.38       4.65%
                                                --------   --------    ----------     --------  ---------
  BOND FUND INSTITUTIONAL SHARES
  Year ended 12/31/98                             (0.65)      (0.24)        (0.89)     $ 10.33       9.29%
  Year ended 12/31/99                             (0.60)      (0.01)        (0.61)     $  9.27      (4.41%)
  Year ended 12/31/00                             (0.61)         --         (0.61)     $  9.72      11.91%
  1/1/01 to 7/31/01(f)                            (0.34)         --         (0.34)     $  9.97       6.19%*
  Year ended 7/31/02                              (0.53)         --         (0.53)     $  9.93       5.06%
  Year ended 7/31/03                              (0.45)         --         (0.45)     $  9.96       4.79%
                                                --------   --------    ----------     --------  ---------
  BOND FUND CLASS A SHARES
  Year ended 12/31/98                             (0.63)      (0.24)        (0.87)     $ 10.32       9.04%
  Year ended 12/31/99                             (0.58)      (0.01)        (0.59)     $  9.25      (4.76%)
  Year ended 12/31/00                             (0.59)         --         (0.59)     $  9.71      11.65%
  1/1/01 to 7/31/01(f)                            (0.33)         --         (0.33)     $  9.95       6.05%*
  Year ended 7/31/02                              (0.51)         --         (0.51)     $  9.92       4.91%
  Year ended 7/31/03                              (0.42)         --         (0.42)     $  9.95       4.62%
                                                --------   --------    ----------     --------  ---------
  BOND FUND CLASS B SHARES
  10/29/01(d) to 7/31/02                          (0.32)         --         (0.32)     $  9.93       1.22%*
  Year ended 7/31/03                              (0.34)         --         (0.34)     $  9.95       3.74%
                                                --------   --------    ----------     --------  ---------
  BOND FUND CLASS C SHARES
  10/29/01(d) to 7/31/02                          (0.31)         --         (0.31)     $  9.93       1.20%*
  Year ended 7/31/03                              (0.34)         --         (0.34)     $  9.96       3.75%
                                                --------   --------    ----------     --------  ---------
  BOND FUND ADVISOR SHARES
  10/29/01(d) to 7/31/02                          (0.36)         --         (0.36)     $  9.93       1.69%*
  Year ended 7/31/03                              (0.39)         --         (0.39)     $  9.96       4.25%




                                                                     RATIOS/SUPPLEMENTAL DATA
                                                --------------------------------------------------------------
                                                            RATIOS OF                    RATIOS OF
                                                 NET        EXPENSES    RATIOS OF NET    EXPENSES
                                                 ASSETS,      TO        INVESTMENT         TO
                                                 END OF     AVERAGE     INCOME/(LOSS)    AVERAGE     PORTFOLIO
                                                PERIOD       NET        TO AVERAGE         NET       TURNOVER
                                                (000'S)    ASSETS       NET ASSETS      ASSETS (a)    RATE (b)
                                                --------   -------       --------       --------      --------
 INTERNATIONAL GDP FUND INSTITUTIONAL SHARES
 Year ended 12/31/98                            $528,500      1.05%          0.87%          1.06%           22%
 Year ended 12/31/99                            $579,650      1.02%          0.72%          1.03%            8%
 Year ended 12/31/00                            $587,107      1.00%          0.47%          1.01%            7%
 1/1/01 to 7/31/01(c)                           $472,951      1.02%**        1.28%**        1.02%**         22%
 Year ended 7/31/02                             $271,361      1.02%          0.62%          1.06%            6%
 Year ended 7/31/03                             $203,335      1.02%          1.27%          1.08%            6%
                                                --------   -------       --------       --------      --------
 INTERNATIONAL GDP FUND CLASS A SHARES
 Year ended 12/31/98                            $ 12,390      1.30%          0.59%          1.31%           22%
 Year ended 12/31/99                            $ 15,197      1.27%          0.47%          1.28%            8%
 Year ended 12/31/00                            $ 15,162      1.25%          0.22%          1.26%            7%
 1/1/01 to 7/31/01(c)                           $ 12,839      1.27%**        1.06%**        1.27%**         22%
 Year ended 7/31/02                             $  5,527      1.27%          0.48%          1.31%            6%
 Year ended 7/31/03                             $  4,920      1.27%          1.30%          1.32%            6%
                                                --------   -------       --------       --------      --------
 INTERNATIONAL GDP FUND CLASS B SHARES
 10/29/01(d) to 7/31/02                         $     47      2.00%**        0.70%**        2.04%**          6%
 Year ended 7/31/03                             $     65      2.02%          0.44%          2.08%            6%
                                                --------   -------       --------       --------      --------
 INTERNATIONAL GDP FUND CLASS C SHARES
 10/29/01(d) to 7/31/02                         $      1      1.98%**       (0.08%)**       1.98%**          6%
 Year ended 7/31/03                             $      8      2.04%          0.24%          2.08%            6%
                                                --------   -------       --------       --------      --------
 BOND FUND INSTITUTIONAL SHARES
 Year ended 12/31/98                            $231,017      0.83%          6.25%          0.84%          108%
 Year ended 12/31/99                            $295,017      0.83%          6.25%          0.84%           90%
 Year ended 12/31/00                            $295,093      0.82%          6.51%          0.82%          135%
 1/1/01 to 7/31/01(f)                           $281,795      0.83%**        4.87%**        0.84%**        131%
 Year ended 7/31/02                             $403,677      0.81%          4.74%          0.90%          229%
 Year ended 7/31/03                             $303,450      0.80%          3.86%          0.89%          332%
                                                --------   -------       --------       --------      --------
 BOND FUND CLASS A SHARES
 Year ended 12/31/98                            $ 10,629      1.08%          5.97%          1.09%          108%
 Year ended 12/31/99                            $ 10,614      1.08%          5.99%          1.09%           90%
 Year ended 12/31/00                            $  6,663      1.07%          6.27%          1.07%          135%
 1/1/01 to 7/31/01(f)                           $  6,190      1.08%**        4.61%**        1.09%**        131%
 Year ended 7/31/02                             $ 19,949      1.06%          4.47%          1.16%          229%
 Year ended 7/31/03                             $ 20,572      1.05%          3.57%          1.14%          332%
                                                --------   -------       --------       --------      --------
 BOND FUND CLASS B SHARES
 10/29/01(d) to 7/31/02                         $  6,857      1.81%**        3.70%**        1.93%**        229%
 Year ended 7/31/03                             $  7,418      1.80%          2.81%          1.89%          332%
                                                --------   -------       --------       --------      --------
 BOND FUND CLASS C SHARES
 10/29/01(d) to 7/31/02                         $  1,194      1.81%**        3.68%**        1.92%**        229%
 Year ended 7/31/03                             $  1,246      1.80%          2.79%          1.89%          332%
                                                --------   -------       --------       --------      --------
 BOND FUND ADVISOR SHARES
 10/29/01(d) to 7/31/02                         $    723      1.31%**        4.21%**        1.46%**        229%
 Year ended 7/31/03                             $    737      1.30%          3.34%          1.39%          332%
                                                --------   -------       --------       --------      --------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 184-185 Spread


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR)


                                                            CHANGE IN NET ASSETS
                                                           RESULTING FROM OPERATIONS
                                                           -------------------------
                                                                        NET REALIZED
                                                                             AND
                                                                         UNREALIZED      CHANGE IN
                                                NET ASSET             GAINS/(LOSSES)   NET ASSETS
                                                 VALUE,        NET         FROM         RESULTING
                                                BEGINNING  INVESTMENT   INVESTMENT        FROM
                                                OF PERIOD    INCOME    TRANSACTIONS    OPERATIONS
                                                ---------  --------     ----------      --------
  INTERMEDIATE BOND FUND INSTITUTIONAL SHARES
  Year ended 12/31/98                             $  9.90      0.58           0.16          0.74
  Year ended 12/31/99                             $ 10.06      0.56          (0.68)        (0.12)
  Year ended 12/31/00                             $  9.37      0.60           0.29          0.89
  1/1/01 to 7/31/01(g)                            $  9.66      0.25           0.32          0.57
  Year ended 7/31/02                              $  9.90      0.47           0.11          0.58
  Year ended 7/31/03                              $  9.98      0.38           0.10          0.48
                                                ---------  --------     ----------      --------
  INTERMEDIATE BOND FUND CLASS A SHARES
  Year ended 12/31/98                             $  9.93      0.54           0.16          0.70
  Year ended 12/31/99                             $ 10.08      0.54          (0.68)        (0.14)
  Year ended 12/31/00                             $  9.40      0.57           0.28          0.85
  1/1/01 to 7/31/01(g)                            $  9.68      0.25           0.32          0.57
  Year ended 7/31/02                              $  9.93      0.50           0.06          0.56
  Year ended 7/31/03                              $ 10.01      0.36           0.09          0.45
                                                ---------  --------     ----------      --------
  INTERMEDIATE BOND FUND CLASS B SHARES
  10/29/01(d) to 7/31/02                          $ 10.08      0.29          (0.10)         0.19
  Year ended 7/31/03                              $  9.96      0.29           0.09          0.38
                                                ---------  --------     ----------      --------
  INTERMEDIATE BOND FUND CLASS C SHARES
  10/29/01(d) to 7/31/02                          $ 10.08      0.27          (0.07)         0.20
  Year ended 7/31/03                              $  9.98      0.30           0.08          0.38
                                                ---------  --------     ----------      --------
  SHORT TERM BOND FUND INSTITUTIONAL SHARES
  Year ended 12/31/98                             $  9.75      0.56           0.02          0.58
  Year ended 12/31/99                             $  9.77      0.53          (0.29)         0.24
  Year ended 12/31/00                             $  9.48      0.57           0.18          0.75
  1/1/01 to 7/31/01(h)                            $  9.66      0.26           0.23          0.49
  Year ended 7/31/02                              $  9.83      0.41           0.07          0.48
  Year ended 7/31/03                              $  9.82      0.28           0.03          0.31
                                                ---------  --------     ----------      --------
  SHORT TERM BOND FUND CLASS A SHARES
  Year ended 12/31/98                             $  9.74      0.55           0.02          0.57
  Year ended 12/31/99                             $  9.76      0.52          (0.30)         0.22
  Year ended 12/31/00                             $  9.47      0.56           0.18          0.74
  1/1/01 to 7/31/01(h)                            $  9.65      0.23           0.25          0.48
  Year ended 7/31/02                              $  9.82      0.43           0.03          0.46
  Year ended 7/31/03                              $  9.81      0.28           0.02          0.30
                                                ---------  --------     ----------      --------
  U.S. GOVERNMENT BOND FUND INSTITUTIONAL SHARES
  8/1/98(d) to 7/31/99                            $  9.89      0.46          (0.22)         0.24
  Year ended 7/31/00                              $  9.64      0.51          (0.10)         0.41
  Year ended 7/31/01                              $  9.54      0.51           0.52          1.03
  Year ended 7/31/02(i)                           $ 10.06      0.41           0.33          0.74
  Year ended 7/31/03                              $ 10.42      0.30           0.03          0.33
                                                ---------  --------     ----------      --------
  U.S. GOVERNMENT BOND FUND CLASS A SHARES
  Year ended 7/31/99                              $  9.82      0.55          (0.26)         0.29
  Year ended 7/31/00                              $  9.64      0.48          (0.09)         0.39
  Year ended 7/31/01                              $  9.55      0.50           0.51          1.01
  Year ended 7/31/02(i)                           $ 10.06      0.38           0.35          0.73
  Year ended 7/31/03                              $ 10.43      0.27           0.03          0.30
                                                ---------  --------     ----------      --------
  U.S. GOVERNMENT BOND FUND CLASS C SHARES
  Year ended 7/31/99                              $  9.80      0.41          (0.18)         0.23
  Year ended 7/31/00                              $  9.61      0.43          (0.09)         0.34
  Year ended 7/31/01                              $  9.52      0.44           0.49          0.93
  Year ended 7/31/02(i)                           $ 10.01      0.30           0.34          0.64
  Year ended 7/31/03                              $ 10.36      0.19           0.03          0.22
                                                ---------  --------     ----------      --------




                                                 LESS DIVIDENDS AND
                                                 DISTRIBUTIONS FROM
                                                -------------------
                                                                                            NET     TOTAL
                                                                           TOTAL           ASSET   RETURN
                                                    NET        NET       DIVIDENDS        VALUE,  (EXCLUDES
                                                INVESTMENT  REALIZED        AND           END OF    SALES
                                                  INCOME      GAINS    DISTRIBUTIONS      PERIOD   CHARGE)
                                                ---------   -------     ----------       -------   -------
  INTERMEDIATE BOND FUND INSTITUTIONAL SHARES
  Year ended 12/31/98                               (0.58)       --          (0.58)      $ 10.06      7.65%
  Year ended 12/31/99                               (0.57)       --          (0.57)      $  9.37     (1.22%)
  Year ended 12/31/00                               (0.60)       --          (0.60)      $  9.66      9.74%
  1/1/01 to 7/31/01(g)                              (0.33)       --          (0.33)      $  9.90      6.16%*
  Year ended 7/31/02                                (0.50)       --          (0.50)      $  9.98      6.15%
  Year ended 7/31/03                                (0.42)       --          (0.42)      $ 10.04      4.77%
                                                ---------   -------     ----------       -------   -------
  INTERMEDIATE BOND FUND CLASS A SHARES
  Year ended 12/31/98                               (0.55)       --          (0.55)      $ 10.08      7.26%
  Year ended 12/31/99                               (0.54)       --          (0.54)      $  9.40     (1.36%)
  Year ended 12/31/00                               (0.57)       --          (0.57)      $  9.68      9.44%
  1/1/01 to 7/31/01(g)                              (0.32)       --          (0.32)      $  9.93      5.98%*
  Year ended 7/31/02                                (0.48)       --          (0.48)      $ 10.01      5.78%
  Year ended 7/31/03                                (0.40)       --          (0.40)      $ 10.06      4.52%
                                                ---------   -------     ----------       -------   -------
  INTERMEDIATE BOND FUND CLASS B SHARES
  10/29/01(d) to 7/31/02                            (0.31)       --          (0.31)      $  9.96      1.92%*
  Year ended 7/31/03                                (0.33)       --          (0.33)      $ 10.01      3.78%
                                                ---------   -------     ----------       -------   -------
  INTERMEDIATE BOND FUND CLASS C SHARES
  10/29/01(d) to 7/31/02                            (0.30)       --          (0.30)      $  9.98      2.02%*
  Year ended 7/31/03                                (0.33)       --          (0.33)      $ 10.03      3.78%
                                                ---------   -------     ----------       -------   -------
  SHORT TERM BOND FUND INSTITUTIONAL SHARES
  Year ended 12/31/98                               (0.56)       --          (0.56)      $  9.77      6.14%
  Year ended 12/31/99                               (0.53)       --          (0.53)      $  9.48      2.50%
  Year ended 12/31/00                               (0.57)       --          (0.57)      $  9.66      8.12%
  1/1/01 to 7/31/01(h)                              (0.32)       --          (0.32)      $  9.83      5.29%*
  Year ended 7/31/02                                (0.49)       --          (0.49)      $  9.82      4.96%
  Year ended 7/31/03                                (0.38)       --          (0.38)      $  9.75      3.23%
                                                ---------   -------     ----------       -------   -------
  SHORT TERM BOND FUND CLASS A SHARES
  Year ended 12/31/98                               (0.55)       --          (0.55)      $  9.76      6.00%
  Year ended 12/31/99                               (0.51)       --          (0.51)      $  9.47      2.35%
  Year ended 12/31/00                               (0.56)       --          (0.56)      $  9.65      7.96%
  1/1/01 to 7/31/01(h)                              (0.31)       --          (0.31)      $  9.82      5.20%*
  Year ended 7/31/02                                (0.47)       --          (0.47)      $  9.81      4.83%
  Year ended 7/31/03                                (0.37)       --          (0.37)      $  9.74      3.07%
                                                ---------   -------     ----------       -------   -------
  U.S. GOVERNMENT BOND FUND INSTITUTIONAL SHARES
  8/1/98(d) to 7/31/99                              (0.49)       --          (0.49)      $  9.64      2.43%*
  Year ended 7/31/00                                (0.51)       --          (0.51)      $  9.54      4.34%
  Year ended 7/31/01                                (0.51)       --          (0.51)      $ 10.06     11.10%
  Year ended 7/31/02(i)                             (0.38)       --          (0.38)      $ 10.42      7.55%
  Year ended 7/31/03                                (0.30)    (0.16)         (0.46)      $ 10.29      3.19%
                                                ---------   -------     ----------       -------   -------
  U.S. GOVERNMENT BOND FUND CLASS A SHARES
  Year ended 7/31/99                                (0.47)       --          (0.47)      $  9.64      2.89%
  Year ended 7/31/00                                (0.48)       --          (0.48)      $  9.55      4.20%
  Year ended 7/31/01                                (0.50)       --          (0.50)      $ 10.06     10.76%
  Year ended 7/31/02(i)                             (0.36)       --          (0.36)      $ 10.43      7.42%
  Year ended 7/31/03                                (0.28)    (0.16)         (0.44)      $ 10.29      2.83%
                                                ---------   -------     ----------       -------   -------
  U.S. GOVERNMENT BOND FUND CLASS C SHARES
  Year ended 7/31/99                                (0.42)       --          (0.42)      $  9.61      2.31%
  Year ended 7/31/00                                (0.43)       --          (0.43)      $  9.52      3.65%
  Year ended 7/31/01                                (0.44)       --          (0.44)      $ 10.01      9.98%
  Year ended 7/31/02(i)                             (0.29)       --          (0.29)      $ 10.36      6.53%
  Year ended 7/31/03                                (0.20)    (0.16)         (0.36)      $ 10.22      2.12%
                                                ---------   -------     ----------       -------   -------




                                                                   RATIOS/SUPPLEMENTAL DATA
                                                 -----------------------------------------------------------

                                                            RATIOS OF                    RATIOS OF
                                                   NET     EXPENSES     RATIOS OF NET   EXPENSES
                                                 ASSETS,      TO         INVESTMENT        TO
                                                 END OF     AVERAGE     INCOME/(LOSS)    AVERAGE     PORTFOLIO
                                                 PERIOD       NET        TO AVERAGE        NET       TURNOVER
                                                 (000'S)    ASSETS       NET ASSETS    ASSETS (a)    RATE (b)
                                                 ---------  -------     ----------      --------     -------
  INTERMEDIATE BOND FUND INSTITUTIONAL SHARES
  Year ended 12/31/98                            $ 885,580     0.76%          5.77%         0.77%        106%
  Year ended 12/31/99                            $ 843,520     0.77%          5.83%         0.78%         84%
  Year ended 12/31/00                            $ 714,445     0.76%          6.29%         0.77%        168%
  1/1/01 to 7/31/01(g)                           $ 663,571     0.78%**        4.52%**       0.78%**      141%
  Year ended 7/31/02                             $ 799,642     0.77%          4.53%         0.82%        229%
  Year ended 7/31/03                             $ 772,536     0.76%          3.72%         0.81%        252%
                                                 ---------  -------     ----------      --------     -------
  INTERMEDIATE BOND FUND CLASS A SHARES
  Year ended 12/31/98                            $  12,313     1.01%          5.51%         1.02%        106%
  Year ended 12/31/99                            $  11,537     1.02%          5.58%         1.03%         84%
  Year ended 12/31/00                            $   9,130     1.01%          6.04%         1.02%        168%
  1/1/01 to 7/31/01(g)                           $   8,467     1.03%**        4.26%**       1.03%**      141%
  Year ended 7/31/02                             $  31,977     1.02%          4.25%         1.07%        229%
  Year ended 7/31/03                             $  36,471     1.01%          3.45%         1.06%        252%
                                                 ---------  -------     ----------      --------     -------
  INTERMEDIATE BOND FUND CLASS B SHARES
  10/29/01(d) to 7/31/02                         $   2,580     1.77%**        3.45%**       1.84%**      229%
  Year ended 7/31/03                             $   5,564     1.76%          2.64%         1.81%        252%
                                                 ---------  -------     ----------      --------     -------
  INTERMEDIATE BOND FUND CLASS C SHARES
  10/29/01(d) to 7/31/02                         $     797     1.77%**        3.48%**       1.84%**      229%
  Year ended 7/31/03                             $   2,319     1.76%          2.59%         1.81%        252%
                                                 ---------  -------     ----------      --------     -------
  SHORT TERM BOND FUND INSTITUTIONAL SHARES
  Year ended 12/31/98                            $ 139,229     0.76%          5.74%         0.77%         72%
  Year ended 12/31/99                            $ 172,204     0.75%          5.56%         0.76%         60%
  Year ended 12/31/00                            $ 169,790     0.73%          6.03%         0.74%         73%
  1/1/01 to 7/31/01(h)                           $ 233,444     0.74%**        4.48%**       0.75%**       56%
  Year ended 7/31/02                             $ 304,882     0.74%          4.02%         0.76%        111%
  Year ended 7/31/03                             $ 490,229     0.74%          2.59%         0.76%         72%
                                                 ---------  -------     ----------      --------     -------
  SHORT TERM BOND FUND CLASS A SHARES
  Year ended 12/31/98                            $   6,126     0.91%          5.60%         1.02%         72%
  Year ended 12/31/99                            $   4,573     0.90%          5.40%         1.01%         60%
  Year ended 12/31/00                            $   3,505     0.88%          5.88%         0.99%         73%
  1/1/01 to 7/31/01(h)                           $   3,340     0.89%**        4.22%**       1.00%**       56%
  Year ended 7/31/02                             $  19,019     0.90%          3.71%         1.01%        111%
  Year ended 7/31/03                             $  33,975     0.89%          2.39%         1.01%         72%
                                                 ---------  -------     ----------      --------     -------
  U.S. GOVERNMENT BOND FUND INSTITUTIONAL SHARES
  8/1/98(d) to 7/31/99                           $  42,239     0.75%**        4.80%**       1.03%**       93%
  Year ended 7/31/00                             $  45,139     0.72%          5.24%         0.94%         46%
  Year ended 7/31/01                             $  48,770     0.74%          5.20%         0.98%         77%
  Year ended 7/31/02(i)                          $  50,809     0.87%          4.02%         1.02%        180%
  Year ended 7/31/03                             $  50,649     0.81%          2.88%         0.92%        304%
                                                 ---------  -------     ----------      --------     -------
  U.S. GOVERNMENT BOND FUND CLASS A SHARES
  Year ended 7/31/99                             $   5,192     0.95%          4.62%         1.28%         93%
  Year ended 7/31/00                             $   2,818     0.98%          4.95%         1.19%         46%
  Year ended 7/31/01                             $   4,076     0.99%          4.93%         1.24%         77%
  Year ended 7/31/02(i)                          $   8,436     1.13%          3.70%         1.28%        180%
  Year ended 7/31/03                             $  11,413     1.06%          2.61%         1.17%        304%
                                                 ---------  -------     ----------      --------     -------
  U.S. GOVERNMENT BOND FUND CLASS C SHARES
  Year ended 7/31/99                             $     431     1.40%          4.20%         1.94%         93%
  Year ended 7/31/00                             $     198     1.48%          4.41%         1.92%         46%
  Year ended 7/31/01                             $     531     1.71%          4.17%         2.05%         77%
  Year ended 7/31/02(i)                          $   2,623     1.89%          2.86%         2.03%        180%
  Year ended 7/31/03                             $  10,006     1.80%          1.77%         1.91%        304%
                                                 ---------  -------     ----------      --------     -------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 186-187 Spread


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR)


                                                                        CHANGE IN NET ASSETS
                                                                      RESULTING FROM OPERATIONS
                                                                    ----------------------------
                                                                                      NET REALIZED
                                                                                           AND
                                                                                       UNREALIZED      CHANGE IN
                                                          NET ASSET                    GAINS/(LOSSES)   NET ASSETS
                                                           VALUE,           NET           FROM         RESULTING
                                                          BEGINNING     INVESTMENT     INVESTMENT        FROM
                                                          OF PERIOD    INCOME/(LOSS) TRANSACTIONS     OPERATIONS
                                                          ----------    ----------     ---------       --------
  MUNICIPAL BOND FUND INSTITUTIONAL SHARES
  Year ended 12/31/98                                        $ 10.65          0.44          0.15           0.59
  Year ended 12/31/99                                        $ 10.75          0.45         (0.79)         (0.34)
  Year ended 12/31/00                                        $  9.95          0.47          0.73           1.20
  1/1/01 to 7/31/01(j)                                       $ 10.68          0.26          0.12           0.38
  Year ended 7/31/02                                         $ 10.75          0.43          0.24           0.67
  Year ended 7/31/03                                         $ 10.74          0.43(3)      (0.09)          0.34
                                                          ----------    ----------     ---------       --------
  MUNICIPAL BOND FUND CLASS A SHARES
  Year ended 12/31/98                                        $ 10.67          0.42          0.15           0.57
  Year ended 12/31/99                                        $ 10.77          0.42         (0.78)         (0.36)
  Year ended 12/31/00                                        $  9.98          0.44          0.73           1.17
  1/1/01 to 7/31/01(j)                                       $ 10.71          0.26          0.11           0.37
  Year ended 7/31/02                                         $ 10.78          0.40          0.25           0.65
  Year ended 7/31/03                                         $ 10.77          0.40(3)      (0.07)          0.33
                                                          ----------    ----------     ---------       --------
  MUNICIPAL BOND FUND CLASS B SHARES
  10/29/01(d) to 7/31/02                                     $ 10.87          0.25          0.09           0.34
  Year ended 7/31/03                                         $ 10.71          0.32(3)      (0.07)          0.25
                                                          ----------    ----------     ---------       --------
  MUNICIPAL BOND FUND CLASS C SHARES
  10/29/01(d) to 7/31/02                                     $ 10.87          0.25          0.10           0.35
  Year ended 7/31/03                                         $ 10.72          0.32(3)      (0.07)          0.25
                                                          ----------    ----------     ---------       --------
  MUNICIPAL BOND FUND ADVISOR SHARES
  10/29/01(d) to 7/31/02                                     $ 10.87          0.28          0.13           0.41
  Year ended 7/31/03                                         $ 10.73          0.38(3)      (0.08)          0.30
                                                          ----------    ----------     ---------       --------
  INTERMEDIATE MUNICIPAL BOND FUND INSTITUTIONAL SHARES
  Year ended 12/31/98                                        $ 10.68          0.45          0.11           0.56
  Year ended 12/31/99                                        $ 10.76          0.44         (0.55)         (0.11)
  Year ended 12/31/00                                        $ 10.20          0.46          0.43           0.89
  1/1/01 to 7/31/01(k)                                       $ 10.63          0.27          0.16           0.43
  Year ended 7/31/02                                         $ 10.78          0.38          0.25           0.63
  Year ended 7/31/03                                         $ 10.79          0.37(3)      (0.09)          0.28
                                                          ----------    ----------     ---------       --------
  INTERMEDIATE MUNICIPAL BOND FUND CLASS A SHARES
  Year ended 12/31/98                                        $ 10.68          0.42          0.11           0.53
  Year ended 12/31/99                                        $ 10.76          0.43         (0.56)         (0.13)
  Year ended 12/31/00                                        $ 10.20          0.44          0.43           0.87
  1/1/01 to 7/31/01(k)                                       $ 10.63          0.25          0.16           0.41
  Year ended 7/31/02                                         $ 10.78          0.36          0.24           0.60
  Year ended 7/31/03                                         $ 10.79          0.34(3)      (0.07)          0.27
                                                          ----------    ----------     ---------       --------
  INTERMEDIATE MUNICIPAL BOND FUND CLASS B SHARES
  10/29/01(d) to 7/31/02                                     $ 10.67          0.21          0.11           0.32
  Year ended 7/31/03                                         $ 10.78          0.26(3)      (0.08)          0.18
                                                          ----------    ----------     ---------       --------
  INTERMEDIATE MUNICIPAL BOND FUND CLASS C SHARES
  10/29/01(d) to 7/31/02                                     $ 10.67          0.19          0.13           0.32
  Year ended 7/31/03                                         $ 10.78          0.26(3)      (0.08)          0.18
                                                          ----------    ----------     ---------       --------




                                                            LESS DIVIDENDS AND
                                                            DISTRIBUTIONS FROM
                                                          ----------------------
                                                                                                      NET       TOTAL
                                                                                       TOTAL         ASSET     RETURN
                                                              NET          NET       DIVIDENDS      VALUE,    (EXCLUDES
                                                          INVESTMENT    REALIZED        AND         END OF      SALES
                                                            INCOME        GAINS    DISTRIBUTIONS    PERIOD     CHARGE)
                                                          ---------     --------    -----------     --------  -------
 MUNICIPAL BOND FUND INSTITUTIONAL SHARES
 Year ended 12/31/98                                          (0.44)       (0.05)         (0.49)     $ 10.75     5.71%
 Year ended 12/31/99                                          (0.45)       (0.01)         (0.46)     $  9.95    (3.26%)
 Year ended 12/31/00                                          (0.47)          --          (0.47)     $ 10.68    12.40%
 1/1/01 to 7/31/01(j)                                         (0.26)       (0.05)         (0.31)     $ 10.75     3.66%*
 Year ended 7/31/02                                           (0.43)       (0.25)         (0.68)     $ 10.74     6.57%
 Year ended 7/31/03                                           (0.43)       (0.16)         (0.59)     $ 10.49     3.18%
                                                          ---------     --------    -----------     --------  -------
 MUNICIPAL BOND FUND CLASS A SHARES
 Year ended 12/31/98                                          (0.42)       (0.05)         (0.47)     $ 10.77     5.43%
 Year ended 12/31/99                                          (0.42)       (0.01)         (0.43)     $  9.98    (3.40%)
 Year ended 12/31/00                                          (0.44)          --          (0.44)     $ 10.71    11.97%
 1/1/01 to 7/31/01(j)                                         (0.25)       (0.05)         (0.30)     $ 10.78     3.58%*
 Year ended 7/31/02                                           (0.41)       (0.25)         (0.66)     $ 10.77     6.31%
 Year ended 7/31/03                                           (0.40)       (0.16)         (0.56)     $ 10.54     3.05%
                                                          ---------     --------    -----------     --------  -------
 MUNICIPAL BOND FUND CLASS B SHARES
 10/29/01(d) to 7/31/02                                       (0.25)       (0.25)         (0.50)     $ 10.71     3.36%*
 Year ended 7/31/03                                           (0.33)       (0.16)         (0.49)     $ 10.47     2.26%
                                                          ---------     --------    -----------     --------  -------
 MUNICIPAL BOND FUND CLASS C SHARES
 10/29/01(d) to 7/31/02                                       (0.25)       (0.25)         (0.50)     $ 10.72     3.42%*
 Year ended 7/31/03                                           (0.33)       (0.16)         (0.49)     $ 10.48     2.31%
                                                          ---------     --------    -----------     --------  -------
 MUNICIPAL BOND FUND ADVISOR SHARES
 10/29/01(d) to 7/31/02                                       (0.30)       (0.25)         (0.55)     $ 10.73     3.99%*
 Year ended 7/31/03                                           (0.38)       (0.16)         (0.54)     $ 10.49     2.76%
                                                          ---------     --------    -----------     --------  -------
 INTERMEDIATE MUNICIPAL BOND FUND INSTITUTIONAL SHARES
 Year ended 12/31/98                                          (0.45)       (0.03)         (0.48)     $ 10.76     5.37%
 Year ended 12/31/99                                          (0.44)       (0.01)         (0.45)     $ 10.20    (1.01%)
 Year ended 12/31/00                                          (0.46)          --          (0.46)     $ 10.63     8.99%
 1/1/01 to 7/31/01(k)                                         (0.26)       (0.02)         (0.28)     $ 10.78     4.06%*
 Year ended 7/31/02                                           (0.38)       (0.24)         (0.62)     $ 10.79     6.00%
 Year ended 7/31/03                                           (0.36)       (0.07)         (0.43)     $ 10.64     2.64%
                                                          ---------     --------    -----------     --------  -------
 INTERMEDIATE MUNICIPAL BOND FUND CLASS A SHARES
 Year ended 12/31/98                                          (0.42)       (0.03)         (0.45)     $ 10.76     5.09%
 Year ended 12/31/99                                          (0.42)       (0.01)         (0.43)     $ 10.20    (1.27%)
 Year ended 12/31/00                                          (0.44)          --          (0.44)     $ 10.63     8.72%
 1/1/01 to 7/31/01(k)                                         (0.24)       (0.02)         (0.26)     $ 10.78     3.91%*
 Year ended 7/31/02                                           (0.35)       (0.24)         (0.59)     $ 10.79     5.74%
 Year ended 7/31/03                                           (0.34)       (0.07)         (0.41)     $ 10.65     2.48%
                                                          ---------     --------    -----------     --------  -------
 INTERMEDIATE MUNICIPAL BOND FUND CLASS B SHARES
 10/29/01(d) to 7/31/02                                       (0.21)          --          (0.21)     $ 10.78     3.02%*
 Year ended 7/31/03                                           (0.26)       (0.07)         (0.33)     $ 10.63     1.67%
                                                          ---------     --------    -----------     --------  -------
 INTERMEDIATE MUNICIPAL BOND FUND CLASS C SHARES
 10/29/01(d) to 7/31/02                                       (0.21)          --          (0.21)     $ 10.78     3.03%*
 Year ended 7/31/03                                           (0.26)       (0.07)         (0.33)     $ 10.63     1.64%
                                                          ---------     --------    -----------     --------  -------


                                                                          RATIOS/SUPPLEMENTAL DATA
                                                          -----------------------------------------------------------
                                                                      RATIOS OF                  RATIOS OF
                                                             NET      EXPENSES   RATIOS OF NET   EXPENSES
                                                           ASSETS,       TO       INVESTMENT        TO
                                                           END OF      AVERAGE   INCOME/(LOSS)   AVERAGE     PORTFOLIO
                                                           PERIOD        NET      TO AVERAGE       NET       TURNOVER
                                                           (000'S)     ASSETS     NET ASSETS    ASSETS (a)   RATE (b)
                                                          ---------  --------     --------      -------       -------
 MUNICIPAL BOND FUND INSTITUTIONAL SHARES
 Year ended 12/31/98                                      $ 128,232      0.81%        4.16%        0.82%          53%
 Year ended 12/31/99                                      $ 122,052      0.82%        4.32%        0.83%         109%
 Year ended 12/31/00                                      $ 135,184      0.78%        4.61%        0.79%         119%
 1/1/01 to 7/31/01(j)                                     $ 125,382      0.79%**      4.21%**      0.81%**        89%
 Year ended 7/31/02                                       $ 104,209      0.79%        4.06%        0.89%          97%
 Year ended 7/31/03                                       $  74,347      0.79%        3.98%        0.93%          21%
                                                          ---------  --------     --------      -------       -------
 MUNICIPAL BOND FUND CLASS A SHARES
 Year ended 12/31/98                                      $   1,938      1.06%        3.91%        1.07%          53%
 Year ended 12/31/99                                      $   1,554      1.07%        4.05%        1.08%         109%
 Year ended 12/31/00                                      $   1,479      1.03%        4.36%        1.04%         119%
 1/1/01 to 7/31/01(j)                                     $   1,114      1.04%**      3.98%**      1.06%**        89%
 Year ended 7/31/02                                       $   1,498      1.04%        3.83%        1.14%          97%
 Year ended 7/31/03                                       $   1,906      1.04%        3.71%        1.18%          21%
                                                          ---------  --------     --------      -------       -------
 MUNICIPAL BOND FUND CLASS B SHARES
 10/29/01(d) to 7/31/02                                   $     511      1.80%**      3.08%**      1.96%**        97%
 Year ended 7/31/03                                       $   1,205      1.79%        2.97%        1.92%          21%
                                                          ---------  --------     --------      -------       -------
 MUNICIPAL BOND FUND CLASS C SHARES
 10/29/01(d) to 7/31/02                                   $     210      1.80%**      3.10%**      1.94%**        97%
 Year ended 7/31/03                                       $     548      1.79%        2.98%        1.93%          21%
                                                          ---------  --------     --------      -------       -------
 MUNICIPAL BOND FUND ADVISOR SHARES
 10/29/01(d) to 7/31/02                                   $     174      1.30%**      3.57%**      1.50%**        97%
 Year ended 7/31/03                                       $     382      1.29%        3.47%        1.43%          21%
                                                          ---------  --------     --------      -------       -------
 INTERMEDIATE MUNICIPAL BOND FUND INSTITUTIONAL SHARES
 Year ended 12/31/98                                      $ 296,484      0.73%        4.22%        0.74%          40%
 Year ended 12/31/99                                      $ 302,948      0.73%        4.22%        0.74%          63%
 Year ended 12/31/00                                      $ 256,926      0.72%        4.43%        0.73%          59%
 1/1/01 to 7/31/01(k)                                     $ 237,929      0.74%**      4.29%**      0.74%**        36%
 Year ended 7/31/02                                       $ 346,386      0.73%        3.56%        0.83%          86%
 Year ended 7/31/03                                       $ 304,754      0.73%        3.36%        0.83%          85%
                                                          ---------  --------     --------      -------       -------
 INTERMEDIATE MUNICIPAL BOND FUND CLASS A SHARES
 Year ended 12/31/98                                      $   4,038      0.98%        3.97%        0.99%          40%
 Year ended 12/31/99                                      $   3,745      0.98%        3.97%        0.99%          63%
 Year ended 12/31/00                                      $   2,989      0.97%        4.18%        0.98%          59%
 1/1/01 to 7/31/01(k)                                     $   5,204      0.99%**      3.96%**      1.00%**        36%
 Year ended 7/31/02                                       $   4,445      0.98%        3.32%        1.07%          86%
 Year ended 7/31/03                                       $   4,317      0.98%        3.10%        1.08%          85%
                                                          ---------  --------     --------      -------       -------
 INTERMEDIATE MUNICIPAL BOND FUND CLASS B SHARES
 10/29/01(d) to 7/31/02                                   $     303      1.74%**      2.41%**      1.87%**        86%
 Year ended 7/31/03                                       $   1,066      1.73%        2.35%        1.83%          85%
                                                          ---------  --------     --------      -------       -------
 INTERMEDIATE MUNICIPAL BOND FUND CLASS C SHARES
 10/29/01(d) to 7/31/02                                   $     528      1.74%**      2.08%**      1.87%**        86%
 Year ended 7/31/03                                       $     973      1.73%        2.35%        1.83%          85%
                                                          ---------  --------     --------      -------       -------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 188-189 Spread



FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR)
--------------------------------------------------------------------------------



                                                                     CHANGE IN NET ASSETS
                                                                   RESULTING FROM OPERATIONS
                                                                ------------------------------

                                                                                 NET REALIZED
                                                                                      AND
                                                                                  UNREALIZED       CHANGE IN
                                                    NET ASSET                   GAINS/(LOSSES)    NET ASSETS
                                                     VALUE,          NET             FROM          RESULTING
                                                    BEGINNING    INVESTMENT       INVESTMENT         FROM
                                                    OF PERIOD   INCOME/(LOSS)    TRANSACTIONS     OPERATIONS
                                                   ----------   -------------   --------------   -----------
OHIO MUNICIPAL BOND FUND INSTITUTIONAL SHARES
8/11/98(d) to 7/31/99                                $  10.33            0.40            (0.24)         0.16
Year ended 7/31/00                                   $  10.02            0.41            (0.12)         0.29
Year ended 7/31/01                                   $   9.88            0.41             0.39          0.80
Year ended 7/31/02(l)                                $  10.27            0.39             0.20          0.59
Year ended 7/31/03                                   $  10.48            0.37            (0.09)         0.28
                                                   ----------   -------------   --------------   -----------
OHIO MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/99                                   $  10.29            0.46            (0.29)         0.17
Year ended 7/31/00                                   $  10.02            0.39            (0.11)         0.28
Year ended 7/31/01                                   $   9.89            0.39             0.39          0.78
Year ended 7/31/02(l)                                $  10.28            0.36             0.19          0.55
Year ended 7/31/03                                   $  10.48            0.35            (0.10)         0.25
                                                   ----------   -------------   --------------   -----------
OHIO MUNICIPAL BOND FUND CLASS B SHARES
10/11/00(d) to 7/31/01                               $   9.90            0.30             0.20          0.50
Year ended 7/31/02(l)                                $  10.10            0.28             0.19          0.47
Year ended 7/31/03                                   $  10.29            0.27            (0.10)         0.17
                                                   ----------   -------------   --------------   -----------
OHIO MUNICIPAL BOND FUND CLASS C SHARES
Year ended 7/31/99                                   $  10.28            0.33            (0.21)         0.12
Year ended 7/31/00                                   $  10.01            0.34            (0.12)         0.22
Year ended 7/31/01                                   $   9.87            0.33             0.38          0.71
Year ended 7/31/02(l)                                $  10.25            0.28             0.19          0.47
Year ended 7/31/03                                   $  10.44            0.26            (0.09)         0.17
                                                    ----------   -------------   --------------   -----------
MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/98                                  $  10.21            0.40             0.08          0.48
Year ended 12/31/99                                  $  10.27            0.41            (0.34)         0.07
Year ended 12/31/00                                  $   9.93            0.43             0.18          0.61
1/1/01 to 7/31/01(m)                                 $  10.10            0.24             0.16          0.40
Year ended 7/31/02                                   $  10.25            0.38             0.19          0.57
Year ended 7/31/03                                   $  10.39            0.31            (0.05)         0.26
                                                   ----------   -------------   --------------   -----------
MICHIGAN MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/98                                  $  10.20            0.39             0.07          0.46
Year ended 12/31/99                                  $  10.26            0.39            (0.34)         0.05
Year ended 12/31/00                                  $   9.92            0.41             0.18          0.59
1/1/01 to 7/31/01(m)                                 $  10.09            0.23             0.16          0.39
Year ended 7/31/02                                   $  10.24            0.36             0.19          0.55
Year ended 7/31/03                                   $  10.38            0.30            (0.05)         0.25
                                                   ----------   -------------   --------------   -----------
MICHIGAN MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                               $  10.35            0.21             0.08          0.29
Year ended 7/31/03                                   $  10.38            0.21            (0.05)         0.16
                                                   ----------   -------------   --------------   -----------
MICHIGAN MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                               $  10.35            0.19             0.10          0.29
Year ended 7/31/03                                   $  10.38            0.21            (0.06)         0.15
                                                   ----------   -------------   --------------   -----------


                                                    LESS DIVIDENDS AND
                                                    DISTRIBUTIONS FROM
                                                   ---------------------
                                                                                                    NET          TOTAL
                                                                                 TOTAL             ASSET        RETURN
                                                       NET         NET         DIVIDENDS          VALUE,       (EXCLUDES
                                                   INVESTMENT   REALIZED          AND             END OF         SALES
                                                     INCOME       GAINS      DISTRIBUTIONS        PERIOD        CHARGE)
                                                   ----------   --------     -------------        -------      ----------
OHIO MUNICIPAL BOND FUND INSTITUTIONAL SHARES
8/11/98(d) to 7/31/99                                   (0.41)     (0.06)            (0.47)        $10.02           1.48%*
Year ended 7/31/00                                      (0.41)     (0.02)            (0.43)        $ 9.88           3.01%
Year ended 7/31/01                                      (0.41)        --             (0.41)        $10.27           8.28%
Year ended 7/31/02(l)                                   (0.38)        --             (0.38)        $10.48           5.86%
Year ended 7/31/03                                      (0.37)        --             (0.37)        $10.39           2.65%
                                                   ----------   --------     -------------        -------      ----------
OHIO MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/99                                      (0.38)     (0.06)            (0.44)        $10.02           1.63%
Year ended 7/31/00                                      (0.39)     (0.02)            (0.41)        $ 9.89           2.85%
Year ended 7/31/01                                      (0.39)        --             (0.39)        $10.28           8.04%
Year ended 7/31/02(l)                                   (0.35)        --             (0.35)        $10.48           5.50%
Year ended 7/31/03                                      (0.34)        --             (0.34)        $10.39           2.39%
                                                   ----------   --------     -------------        -------      ----------
OHIO MUNICIPAL BOND FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                  (0.30)        --             (0.30)        $10.10           5.17%*
Year ended 7/31/02(l)                                   (0.28)        --             (0.28)        $10.29           4.76%
Year ended 7/31/03                                      (0.27)        --             (0.27)        $10.19           1.59%
                                                    ----------   --------     -------------        -------      ----------
OHIO MUNICIPAL BOND FUND CLASS C SHARES
Year ended 7/31/99                                      (0.33)     (0.06)            (0.39)        $10.01           1.13%
Year ended 7/31/00                                      (0.34)     (0.02)            (0.36)        $ 9.87           2.25%
Year ended 7/31/01                                      (0.33)        --             (0.33)        $10.25           7.31%
Year ended 7/31/02(l)                                   (0.28)        --             (0.28)        $10.44           4.71%
Year ended 7/31/03                                      (0.26)        --             (0.26)        $10.35           1.65%
                                                   ----------   --------     -------------        -------      ----------
MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/98                                     (0.41)     (0.01)            (0.42)        $10.27           4.75%
Year ended 12/31/99                                     (0.41)        --             (0.41)        $ 9.93           0.67%
Year ended 12/31/00                                     (0.43)     (0.01)            (0.44)        $10.10           6.31%
1/1/01 to 7/31/01(m)                                    (0.24)     (0.01)            (0.25)        $10.25           4.01%*
Year ended 7/31/02                                      (0.38)     (0.05)            (0.43)        $10.39           5.65%
Year ended 7/31/03                                      (0.31)     (0.03)            (0.34)        $10.31           2.70%
                                                   ----------   --------     -------------        -------      ----------
MICHIGAN MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/98                                     (0.39)     (0.01)            (0.40)        $10.26           4.60%
Year ended 12/31/99                                     (0.39)        --             (0.39)        $ 9.92           0.51%
Year ended 12/31/00                                     (0.41)     (0.01)            (0.42)        $10.09           6.05%
1/1/01 to 7/31/01(m)                                    (0.23)     (0.01)            (0.24)        $10.24           4.02%*
Year ended 7/31/02                                      (0.36)     (0.05)            (0.41)        $10.38           5.51%
Year ended 7/31/03                                      (0.30)     (0.03)            (0.33)        $10.30           2.45%
                                                   ----------   --------     -------------        -------      ----------
MICHIGAN MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                  (0.21)     (0.05)            (0.26)        $10.38           2.82%*
Year ended 7/31/03                                      (0.21)     (0.03)            (0.24)        $10.30           1.70%
                                                   ----------   --------     -------------        -------      ----------
MICHIGAN MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                  (0.21)     (0.05)            (0.26)        $10.38           2.89%*
Year ended 7/31/03                                      (0.21)     (0.03)            (0.24)        $10.29           1.60%
                                                   ----------   --------     -------------        -------      ----------



                                                                        RATIOS/SUPPLEMENTAL DATA
                                                   ---------------------------------------------------------------------
                                                                RATIOS OF                    RATIOS OF
                                                      NET       EXPENSES     RATIOS OF NET    EXPENSES
                                                     ASSETS,       TO         INVESTMENT         TO
                                                     END OF      AVERAGE     INCOME/(LOSS)     AVERAGE         PORTFOLIO
                                                     PERIOD        NET        TO AVERAGE         NET           TURNOVER
                                                    (000'S)      ASSETS       NET ASSETS     ASSETS (A)        RATE (B)
                                                   ---------    --------     -------------   ------------      ---------
OHIO MUNICIPAL BOND FUND INSTITUTIONAL SHARES
8/11/98(d) to 7/31/99                              $ 182,679        0.82%**           3.81%**        0.87%**          47%
Year ended 7/31/00                                 $ 166,623        0.76%             4.15%          0.80%            26%
Year ended 7/31/01                                 $ 166,802        0.76%             4.09%          0.82%            26%
Year ended 7/31/02(l)                              $ 169,455        0.86%             3.80%          0.91%            28%
Year ended 7/31/03                                 $ 151,478        0.77%             3.49%          0.85%            20%
                                                   ---------    --------     -------------   ------------      -----------
OHIO MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/99                                 $  22,008        1.00%             3.68%          1.21%            47%
Year ended 7/31/00                                 $  13,257        1.01%             3.88%          1.05%            26%
Year ended 7/31/01                                 $  14,516        1.01%             3.83%          1.07%            26%
Year ended 7/31/02(l)                              $  18,638        1.11%             3.53%          1.17%            28%
Year ended 7/31/03                                 $  25,177        1.02%             3.23%          1.10%            20%
                                                    ---------    --------     -------------   ------------      -----------
OHIO MUNICIPAL BOND FUND CLASS B SHARES
10/11/00(d) to 7/31/01                             $     898        1.78%**           2.99%**        1.84%**          26%
Year ended 7/31/02(l)                              $   2,732        1.87%             2.72%          1.93%            28%
Year ended 7/31/03                                 $   5,101        1.76%             2.48%          1.84%            20%
                                                   ---------    --------     -------------   ------------      -----------
OHIO MUNICIPAL BOND FUND CLASS C SHARES
Year ended 7/31/99                                 $   1,071        1.55%             3.05%          1.93%            47%
Year ended 7/31/00                                 $     990        1.52%             3.30%          1.81%            26%
Year ended 7/31/01                                 $   1,516        1.72%             3.12%          1.89%            26%
Year ended 7/31/02(l)                              $   3,746        1.88%             2.72%          1.94%            28%
Year ended 7/31/03                                 $   6,395        1.77%             2.48%          1.85%            20%
                                                   ---------    --------     -------------   ------------      -----------
MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/98                                $ 117,957        0.69%             3.97%          0.70%            51%
Year ended 12/31/99                                $ 102,608        0.71%             3.98%          0.72%            14%
Year ended 12/31/00                                $  87,926        0.68%             4.17%          0.69%            36%
1/1/01 to 7/31/01(m)                               $  80,556        0.69%**           4.00%**        0.71%**          19%
Year ended 7/31/02                                 $  96,269        0.69%             3.64%          0.78%            25%
Year ended 7/31/03                                 $ 118,867        0.69%             3.02%          0.77%            12%
                                                   ---------    --------     -------------   ------------      -----------
MICHIGAN MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/98                                $   5,946        0.84%             3.82%          0.95%            51%
Year ended 12/31/99                                $   4,378        0.86%             3.83%          0.97%            14%
Year ended 12/31/00                                $   3,629        0.83%             4.01%          0.94%            36%
1/1/01 to 7/31/01(m)                               $   3,569        0.84%**           3.85%**        0.96%**          19%
Year ended 7/31/02                                 $   3,575        0.84%             3.49%          1.03%            25%
Year ended 7/31/03                                 $   8,006        0.84%             2.84%          1.02%            12%
                                                   ---------    --------     -------------   ------------      -----------
MICHIGAN MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                             $     374        1.70%**           2.48%**        1.84%**          25%
Year ended 7/31/03                                 $   2,010        1.69%             1.95%          1.76%            12%
                                                   ---------    --------     -------------   ------------      -----------
MICHIGAN MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                             $     795        1.70%**           2.47%**        1.82%**          25%
Year ended 7/31/03                                 $   3,967        1.69%             1.97%          1.77%            12%
                                                   ---------    --------     -------------   ------------      -----------

                       SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 190-191 Spread

FIFTH THIRD FUNDS
NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(a) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(c)   The Fund changed its fiscal year end to July 31 from December 31.
(d)   Reflects date of commencement of operations.
(e) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended, July 31, 2002 for the Balanced
      Fund, Institutional, Class A, Class B, Class C and Advisor Shares was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by ($0.02) and increase the ratio of net investment income to average net assets from 0.96% to 1.11%, 0.75% to 0.86%, 0.09% to 0.10%, 0.10% to 0.11% and
      0.47% to 0.55%, respectively. Per share, ratios and sup- plemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.
(f)   Reflects operations for the period from January 1, 2001 to July
      31, 2001. The Fund changed its fiscal year end to July 31 from December
      31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Bond Fund, Institutional and Class A Shares was to decrease net investment income per share by ($0.02), increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 5.21% to 4.87% and 4.95% to 4.61%, respectively. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.
(g)   Reflects operations for the period from January 1, 2001 to July
      31, 2001. The Fund changed its fiscal year end to July 31 from December
      31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Intermediate Bond Fund, Institutional and Class A Shares was to decrease net investment income per share by ($0.03), increase net realized and unrealized gains and losses per share by $0.03 and decrease the ratio of net investment income to average net assets from 4.97% to 4.52% and 4.70% to 4.26%, respectively. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.
(h)   Reflects operations for the period from January 1, 2001 to July
      31, 2001. The Fund changed its fiscal year end to July 31 from December
      31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Short Term
      Bond Fund, Institutional and Class A Shares was to decrease net investment income per share by ($0.02), increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.93% to 4.48% and 4.67% to 4.22%, respectively. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.
(i) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the U.S.
      Government Bond Fund, Institutional, Class A and C Shares was to increase net investment income per share by $0.02, decrease net real-ized and unrealized gains and losses per share by ($0.02) and increase the ratio of net investment income to average net assets from 3.82% to 4.02%, 3.52% to 3.70% and 2.71% to 2.86%, respectively. Per share, ratios and supplemental data for the periods prior to July 31, 2001 have not been restated to reflect this change in presentation.
(j)   Reflects operations for the period from January 1, 2001 to July
      31, 2001. The Fund changed its fiscal year end to July 31 from December
      31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Municipal
      Bond Fund, Institutional and Class A Shares was to increase net investment income per share by $0.00, decrease net real- ized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 4.20% to 4.21% and 3.97% to 3.97%, respectively. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.
(k)   Reflects operations for the period from January 1, 2001 to July
      31, 2001. The Fund changed its fiscal year end to July 31 from December
      31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Intermediate Municipal Bond Fund, Institutional and Class A Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 4.25% to 4.29% and 3.92% to 3.96%, respectively. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                               FIFTH THIRD FUNDS
                                                   NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(l) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the Ohio Municipal Bond Fund, Institutional, Class A, B and C shares was to increase net investment income per share by $0.00, decrease net real-ized and unrealized gains an losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 3.77% to 3.80%, 3.50% to 3.53%, 2.69% to 2.72% and 2.70% to 2.72%, respectively.
      Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.
(m)   Reflects operations for the period from January 1, 2001 to July
      31, 2001. The Fund changed its fiscal year end to July 31 from December
      31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Michigan Municipal Bond Fund, Institutional and Class A Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 3.99% to 4.00% and 3.84% to 3.85%, respectively. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.
(n)   The total returns shown include the losses realized on the disposal of investments that were reimbursed by the advisor, which otherwise would have reduced the total returns by 0.28%, 0.09% and 0.29% for Institutional, Class C and Advisor Shares, respectively.
^     Amount is less than $0.005 per share.
*     Not annualized.
**    Annualized.
#     Represents income or gains/(losses) from affiliates.
(3)   Average shares method used in calculation.

                       SEE NOTES TO FINANCIAL STATEMENTS

REPORT OF INDEPENDENT AUDITORS
-------------------------------------------------------------------------------

To the Shareholders and Trustees
of Fifth Third Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fifth Third Small Cap Growth Fund, Fifth Third Mid Cap Growth Fund, Fifth Third Large Cap Opportunity Fund, Fifth Third Quality Growth Fund, Fifth Third Large Cap Core Fund, Fifth Third Equity Index Fund, Fifth Balanced Fund, Fifth Third Micro Cap Value Fund, Fifth Third Small Cap Value Fund, Fifth Third Multi Cap Value Fund, Fifth Third Disciplined Large Cap Value Fund, Fifth Third LifeModel Aggressive FundSM, Fifth Third LifeModel Moderately Aggressive FundSM, Fifth Third LifeModel Moderate FundSM, Fifth Third LifeModel Moderately Conservative FundSM, Fifth Third LifeModel Conservative FundSM, Fifth Third Strategic Income Fund, Fifth Third Technology Fund, Fifth Third Worldwide Fund, Fifth Third International Equity Fund, Fifth Third International GDP Fund, Fifth Third Bond Fund, Fifth Third Intermediate Bond Fund, Fifth Third Short Term Bond Fund, Fifth Third U.S. Government Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Intermediate Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund and Fifth Third Michigan Municipal Bond Fund (separate portfolios constituting Fifth Third Funds, hereafter referred to as the "Funds") at July 31, 2003, the results of each of their operations for the year or period then ended, the changes in each of their net assets and the financial highlights for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation and examination of securities at July 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Fifth Third Mid Cap Fund, Fifth Third Technology Fund, Fifth Third Pinnacle Fund, Fifth Third Quality Growth Fund, Fifth Third Equity Income Fund, Fifth Third Balanced Fund, Fifth Third International Equity Fund, Fifth Third Ohio Municipal Bond Fund and Fifth Third U.S. Government Bond Fund for the period ended July 31, 2001 and prior were audited by other auditors who have ceased operations. Those independent auditors expressed an unqualified opinion on those statements in there report dated September 7, 2001. The financial highlights of the Fifth Third Small Cap Growth Fund, Fifth Third Large Cap Core Fund, Fifth Third Equity Index Fund, Fifth Third International GDP Fund, Fifth Third Michigan Municipal Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Bond Fund, Fifth Third Intermediate Municipal Bond Fund, Fifth Third Intermediate Bond Fund and Fifth Third Short Term Bond Fund for the periods ended July 31, 2001 and prior were audited by other auditors who have ceased operations. Those independent auditors expressed an unqualified opinion on those statements in their report dated September 4, 2001. The statement of changes and financial highlights of Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund, Fifth Third Strategic Income Fund and Fifth Third Worldwide Fund for the periods ended December 31, 2001 and prior were audited by other independent auditors. Those independent auditors expressed an unqualified opinion on those statements in their report dated February 22, 2002.


PricewaterhouseCoopers LLP
Columbus, Ohio
September 16, 2003

                                                            FIFTH THIRD FUNDS
                                         SUPPLEMENTAL INFORMATION (UNAUDITED)
-----------------------------------------------------------------------------

                         FIFTH THIRD FUNDS MANAGEMENT *

The Trustees and Officers of the Funds, their ages, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035



                                         INDEPENDENT TRUSTEES
                                         --------------------                               NUMBER OF
                                                                                            PORTFOLIOS
                          POSITION(S)          TERM OF                                      IN FUND
                          HELD                OFFICE AND                                    COMPLEX
  NAME                    WITH THE            LENGTH OF      PRINCIPAL OCCUPATION(S)        OVERSEEN BY   OTHER DIRECTORSHIPS
AND AGE                   FUNDS              TIME SERVED     DURING THE PAST 5 YEARS        TRUSTEE       HELD BY TRUSTEE
-------                  ------------        -----------     -----------------------        ------------  --------------------
David J. Durham           Trustee            Indefinite,     President and Chief               37        None
Birthdate: 5/10/1945                          June 2001-     Executive Officer of Clipper
                                               Present       Products, Inc., a wholesale
                                                             distributor, 1997-Present.

J. Joseph Hale Jr.        Trustee            Indefinite,     President, Cinergy Foundation,    37        None
Birthdate: 9/11/1949                            March        November 2001-Present;
                                             2001-Present    President, Cinergy Corp.,
                                                             Cincinnati Gas & Electric Co.,
                                                             The Union Light Heat & Power
                                                             Co., November 2000-October
                                                             2001; Vice President, Corporate
                                                             Communications, August 1996-
                                                             June 2000.

John E. Jaymont           Trustee            Indefinite,     AVP, PIANKO, Feb. 2002-           37        Printing Industries of
Birthdate: 12/5/1944                           October       Present; Business                           America-Web Offset
                                            2001- Present    Management consultant, April                Assoc., Director & Master
                                                             2000-February 2002; President,              Printers of America,
                                                             Metroweb Corp. (publications                Director.
                                                             printing) 1997-2000.

                                         INTERESTED TRUSTEE
                                        --------------------

Edward Burke Carey**     Chairman-Board      Indefinite,     President of Carey Realty         37        The Foundation of the
Birthdate 7/2/1945       of Trustees           January       Investments, Inc.                           Catholic Diocese of
                                             1989-Present                                                Columbus-Trustee Ohio
                                                                                                         and Kentucky Chapters
                                                                                                         of the Counselors of
                                                                                                         Real Estate-Trustee,
                                                                                                         Chairman.



___________________________________________
* Additional disclosures can be found in the Statement of Additional Information, which can be obtained by calling 1-800-282-5706.
**    Mr. Carey is treated by the Funds as an "interested person"
      (as defined in Section 2(a)(19) of the 1940 Act) of the Funds and the Investment Advisor. Mr. Carey is an "interested person" because of his business transactions with Fifth Third Bank and its affiliates.
      Mr. Carey's wife owns shares of Fifth Third Bank.


FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED) (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------


                                              OFFICERS
                                              --------

       NAME                      POSITION(S) HELD             TERM OF OFFICE AND           PRINCIPAL OCCUPATION(S)
     AND AGE                     WITH THE FUNDS               LENGTH OF TIME SERVED        DURING THE PAST 5 YEARS
     ------                      ----------------             ---------------------        -----------------------
C. David Bunstine                President                    Indefinite,                  Employee of BISYS Fund
Birthdate: 7/30/65                                            March                        Services Limited Partnership
                                                              2003-Present                 since December 1987.

Russell D. Ungerman              Vice President               Indefinite,                  Trust Officer of Fifth Third Bank,
Birthdate: 2/9/1971                                           September                    1998-Present; Trust Officer of
                                                              2002-Present                 Wilmington Trust Co., 1994-1998.

Rodney L. Ruehle                 Vice President               Indefinite,                  Employee of BISYS Fund
Birthdate: 4/26/1968             and Secretary                September                    Services Limited Partnership
                                                              2001-Present                 since August 1995.

Adam S. Ness                     Treasurer                    Indefinite,                  Employee of BISYS Fund
Birthdate: 10/14/1972                                         September                    Services Limited Partnership
                                                              2001-Present                 since June 1998.

Warren Leslie                    Assistant Secretary          Indefinite,                  Employee of BISYS Fund
Birthdate: 2/13/1962             and Assistant                September                    Services Limited Partnership
                                 Treasurer                    2001-Present                 since May 1995




ADDRESSES
--------------------------------------------------------------------------------------------------

Fifth Third Funds                                            Fifth Third Funds
Stock and Bond Funds                                         3435 Stelzer Road
                                                             Columbus, Ohio 43219
--------------------------------------------------------------------------------------------------
Investment Advisor                                           Fifth Third Asset Management Inc.
                                                             38 Fountain Square Plaza
                                                             Cincinnati, Ohio 45263
--------------------------------------------------------------------------------------------------
Investment Advisor (Large Cap Opportunity Fund only)         Heartland Capital Management, Inc.
                                                             251 North Illinois Street, Suite 300
                                                             Indianapolis, Indiana 46204
--------------------------------------------------------------------------------------------------
Sub-Advisor (Small Cap Value Fund only)                      Chartwell Investment Partners L.P.
                                                             1235 Westlakes Drive, Suite 400
                                                             Berwyn, Pennsylvania 19312
--------------------------------------------------------------------------------------------------
Sub-Advisor (International Equity Fund only)                 Morgan Stanley Investment
                                                             Management, Inc.
                                                             1221 Avenue of the Americas
                                                             New York, New York 10020
--------------------------------------------------------------------------------------------------
Distributor                                                  Fifth Third Funds Distributor, Inc.
                                                             3435 Stelzer Road
                                                             Columbus, Ohio 43219
--------------------------------------------------------------------------------------------------
Administrator, Transfer and Dividend Disbursing              Fifth Third Bank
  Agent, Accountant and Custodian                            38 Fountain Square Plaza
                                                             Cincinnati, Ohio 45263
--------------------------------------------------------------------------------------------------
Sub-Administrator                                            BISYS Fund Services Limited Partnership
                                                             3435 Stelzer Road
                                                             Columbus, Ohio 43219
--------------------------------------------------------------------------------------------------
Sub-Transfer and Dividend Disbursing Agent                   BISYS Fund Services Ohio, Inc.
  and Sub-Accountant                                         3435 Stelzer Road
                                                             Columbus, Ohio 43219
--------------------------------------------------------------------------------------------------
Independent Auditors                                         PricewaterhouseCoopers LLP
                                                             100 East Broad Street
                                                             Suite 2100
                                                             Columbus, Ohio 43215
--------------------------------------------------------------------------------------------------


                             FIFTH THIRD FUNDS LOGO




9/03                                                                  AR-STBD-03

Logo: Fifth Third Funds

MONEY MARKET MUTUAL FUNDS
ANNUAL REPORT TO SHAREHOLDERS



--------------------
July 31, 2003

                       NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS AND ANNUAL REPORTS
In order to reduce expenses of the Fifth Third Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at 1-800-282-5706.




This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

Fifth Third Asset Management Inc. serves as Investment Advisor to the Funds and receives a fee for their services. The Fifth Third Funds are distributed by Fifth Third Funds Distributor, Inc.

Fifth Third Funds, like all mutual funds:
o are NOT FDIC insured
o have no bank guarantee
o may lose value

TABLE OF CONTENTS

Economic Outlook and
Commentary Section ..................    1

Manager Commentary ..................    3

Schedules of Portfolio
    Investments .....................    5

Notes to Schedules of
    Portfolio Investments ...........   20

Statements of Assets
    and Liabilities .................   22

Statements of Operations ............   24

Statements of Changes
    in Net Assets ...................   26

Notes to Financial Statements .......   28

Financial Highlights ................   34

Notes to Financial Highlights .......   36

Report of the
     Independent Auditors ...........   38

Supplemental Information ............   39


                                                              Our Message to You
--------------------------------------------------------------------------------

Logo: Fifth Third Funds

  A TALE OF TWO MARKETS...

  The fiscal year starting August 1, 2002 began with corporate scandal, concerns about a lingering recession, increasing tensions with Iraq, falling consumer confidence, plunging interest rates and a declining stock market. Stocks--as measured by the S&P 500 Index1--fell 28% during the fiscal year.

  Almost all of those elements have changed during the past year. Stocks are higher, bond yields are roughly unchanged from a year ago, consumer confidence and economic activity is increasing, and Saddam Hussein is on the run.

  Over the past 12-months ended July 31, 2003, the stock market (as measured by the S&P 500 Index) experienced two lows in price--one on October 9, 2002 at
  776.76 and another on March 11, 2003 at 800.73. The October low was slightly lower, but both were equally nerve-wracking to investors. From mid-March, 2003 to the end of the recent fiscal year on July 31, the S&P 500 Index rose 23%, leaving the benchmark index with a return of 10.64% for the fiscal year ended July 31, 2003.

  Bond investors also experienced heightened volatility during the fiscal year. Bond yields moved to 45-year lows in mid-June, 2003. Since that time, however, bond yields (as measured by the 10-year Treasury Note) have rebounded to show almost no change for the 12-months through July 2003. The yield on the 10-year Treasury started the fiscal year at 4.46% and ended the fiscal year at 4.41%. The main bond benchmark index--the Lehman Brothers Aggregate Bond Index1--returned 5.42% over the recent 12-month period.

  U.S. economic activity, geopolitical events, investors' renewed sense of trust and tax cuts all had a hand in bringing the stock market back to positive returns for the fiscal year, and bringing bond yields back from multi-generational lows in yield. A very potent mix of fiscal stimulus (via tax cuts) and monetary stimulus (via growth in the money supply) currently supports increased economic activity. This in turn is pushing corporate profits and bond yields higher.

  DISCIPLINE PAYS OFF FOR INVESTORS

  Investing during the past 12-months required patience, discipline and clear-headed decision-making. Looking back at pre-war conditions it took courage to


--------------------------------------------------------------------------------
  Graph data:
  S&P 500 STOCK INDEX
  CLOSING VALUES
  Aug 1, 2002                       884
  Aug 02                            916
  Sept 02                           815
  Oct 9, 2002                       776.76
  Oct 02                            885
  Nov. 02                           936
  Dec. 02                           879
  Jan. 03                           855
  Feb. 03                           841
  Mar 11, 2003                      800.73
  Mar. 03                           848
  Apr. 03                           916
  May 03                            963
  Jun. 03                           974
  July 03                           990.31
--------------------------------------------------------------------------------

  The above graph represents the closing values of the Standard & Poor's 500 Stock Index for the time periods indicated. Source - Bloomberg.



1The S&P 500 Index is an unmanaged index which is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Lehman Brothers Aggregate Bond Index is an unmanaged market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturitites of at least one year. Investors cannot invest directly in an index, although they can invest in its underlying securities.

--------------------------------------------------------------------------------
  be fully invested in a diversified stock portfolio in March 2003, however, that strategy resulted in successful investment returns.

  The financial markets reacted to changing financial conditions in a more predictable way during this fiscal year than they did in the previous fiscal year.

  o When corporate earnings showed positive year-over-year growth for the quarter ended September 30, 2002, the S&P 500 Index bottomed out and started moving higher.

  o When the uncertainty about the Iraqi War began to approach in early 2003, stocks again faded.

  o When the outcome of the Iraqi War became more certain, corporate earnings kept moving higher, consumer confidence began to turn positive and stocks moved sharply higher.

  Our managers had the discipline to be cautious during the first half of this fiscal year, and were sufficiently opportunistic during the second half to attempt to offer strong performance. Our mutual fund family grew by $1.8 billion during the fiscal year. We appreciate the continued confidence of our customers and we will continue to work everyday to attempt to monitor financial markets to attempt to identify risks and opportunities on behalf of our shareholders.

  The Fifth Third Funds family now offers a broader array of investment choices, encompassing multiple investment styles. These investments are designed to meet the needs of our expanding customer base, helping them to structure diversified portfolios that offer exposure to stocks, bond, cash and alternative investment vehicles. We believe that diversified portfolios provide investors with the best opportunity to build wealth over time with a reasonable level of risk.

  Thank you for your continued confidence in the Fifth Third Funds.

  Sincerely,

  /s/ Keith Wirtz, CFA

  Keith Wirtz, CFA
  Chief Investment Officer
  Fifth Third Asset Management Inc.



  /s/ John Augustine, CFA

  John Augustine, CFA
  Director of Investment Strategy
  Fifth Third Asset Management Inc.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Money Market Funds+
An interview with John Hoeting and Patty Younker, portfolio managers

Q. WHAT WERE CONDITIONS IN THE MONEY MARKETS DURING THE 12- MONTHS ENDED JULY 31, 2003?

A. The U.S. economy remained relatively weak during the period, as geopolitical concerns and slow business spending resulted in below-trend growth. The Federal Open Market Committee ("FOMC") lowered the federal funds rate twice during the 12- months through July, 2003 in an attempt to boost economic growth. The final rate cut brought the Federal Funds target rate to 1.00%--it's lowest level in more than 40 years. Money market yields declined as interest rates fell during the period. The tax-exempt money market also saw increased issuance as state and local governments worked to close budget gaps caused by the continued economic weakness.

Q. HOW DID YOU MANAGE THE FUNDS IN THAT ENVIRONMENT?
A. We positioned the Funds with an average maturity neutral to or slightly longer than their peer groups. This duration approach helped the Funds' relative performance, particularly after the FOMC lowered the Federal Funds target rate in November, 2002 and in June, 2003.

The taxable money market funds employed an alternative barbell approach late in 2002 in hopes of boosting the Funds' yields and liquidity. A traditional barbell approach calls for a combination of cash and longer-term securities. An alternative barbell strategy combines cash with longer-term fixed- and floating-rate securities. The floating rate securities traditionally yield more than cash while providing a hedge against rising interest rates. We employed this strategy because we expected the Federal Funds target rate to remain neutral or rise. Because the FOMC reduced rates late in the period, the Fund was hurt slightly by its alternative barbell strategy. However, that strategy helped boost liquidity, which was beneficial as cash flows were quite volatile due to investor anxiety over the economic and geopolitical landscape.

The Fifth Third Institutional Money Market and Fifth Third Prime Money Market Funds maintained their conservative orientation with continued emphasis on high-quality security selection. That strategy benefited the Funds during the period.

The Fifth Third Municipal Money Market++ and Fifth Third Michigan Municipal Money Market++ Funds were managed conservatively during the period, with an emphasis on high-quality securities. Investors increasingly sought higher yields in alternative investments as interest rates fell to historically low levels. This tendency led to concerns about liquidity in the Funds. As a result, we preferred more liquid weekly floating-rate securities versus one-year notes, as the two investments offered similar yields. The yield on one-year paper increased during the month of July, however, and we took that opportunity to increase the Funds' average maturity. We also added value by investing in smaller issues. Such issues tend to offer higher yields because fewer funds are interested in them.

+An investment in any of the funds is not insured or guaranteed by the FDIC or any government agency. Although each money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

++The Fund's income may be subject to certain state and local taxes and, depending on one's tax status, to the federal alternative minimum tax. Regional investing may incur additional risk since investments may be limited to one geographical area.

+++The composition of the Fund's portfolio is subject to change.



MATURITY COMPOSITION++

Weighted Average Maturity
--------------------------------------------------------------------------------------------------
                                                                   (DAYS)              (DAYS)
                                                              (AS OF 1/31/03)      (AS OF 7/31/03)
  Fifth Third Prime Money Market Fund .......................       62                   65
  Fifth Third Institutional Money Market Fund ...............       68                   63
  Fifth Third Institutional Government Money Market Fund ....       52                   56
  Fifth Third Government Money Market Fund ..................       59                   55
  Fifth Third U. S. Treasury Money Market Fund ..............       46                   46
  Fifth Third Michigan Municipal Money Market Fund ..........       46                   38
  Fifth Third Municipal Money Market Fund ...................       41                   38
--------------------------------------------------------------------------------------------------

                       This page intentionally left blank

PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2003
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                    ------------  -----------

CERTIFICATES OF DEPOSIT  (2.5%)
Barclays Bank, 0.93%, 8/25/03                        $   25,000   $    25,000
BNP Paribas Yankee CD,
   1.03%, 6/23/04 *                                      25,000        24,995
                                                                  -----------

TOTAL CERTIFICATES OF DEPOSIT                                          49,995
                                                                  -----------

COMMERCIAL PAPER  (15.4%)
Abbey National, 1.03%, 8/19/03 **                        18,800        18,790
ABN AMRO, 1.03%, 8/26/03 **                              25,000        24,982
Barclay U.S. Funding Corp.,
   1.03%, 9/15/03 **                                     20,000        19,974
BASF Aktiengesellschaft,
   1.21%, 8/18/03 **                                     20,000        19,989
Chevron, Corp., 1.02%, 9/22/03 **                        10,000         9,985
General Electric Capital Corp.,
   0.95%, 8/7/03 **                                       8,000         7,999
General Electric Capital Corp.,
   1.28%, 8/25/03 **                                     20,000        19,983
General Electric Capital Corp.,
   1.21%, 9/10/03 **                                     20,000        19,973
Goldman Sachs Group, LP,
   1.03%, 8/5/03 **                                      15,000        14,998
Goldman Sachs Group, LP,
   0.92%, 11/17/03 **                                    15,000        14,959
Nestle Capital Corp., 1.09%, 10/2/03 **                  25,000        24,953
Purdue Research Foundation,
   1.07%, 11/6/03                                         5,500         5,500
Societe Generale, 1.20%, 8/7/03 **                       25,000        24,996
Societe Generale, 0.93%, 9/24/03 **                      20,000        19,972
State Street, 1.20%, 8/4/03 **                           25,000        24,997
Toronto Dominion, 1.03%, 8/21/03 **                      20,000        19,989
Toronto Dominion, 1.19%, 9/24/03 **                      15,000        14,973
                                                                  -----------

TOTAL COMMERCIAL PAPER                                                307,012
                                                                  -----------

CORPORATE BONDS  (39.4%)
American Express Corp.,
   6.75%, 6/23/04                                        30,000        31,510
Associates Corp., N.A., 6.08%, 9/2/03                     5,000         5,018
Associates Corp., N.A., 5.80%, 4/20/04                   37,517        38,687
Bank of America Corp., 5.75%, 3/1/04                     11,995        12,299
Bank of America Corp., 6.63%, 6/15/04                    11,598        12,143
Bank of New York, 2.14%, 8/12/03                         10,000        10,000
Bank of New York, 1.02%, 12/12/03 *                      20,000        19,996
Bank of New York, 1.05%, 6/17/04 *                       25,000        25,000
Bank of Nova Scotia, 1.03%, 9/25/03 *                    25,000        24,999
Bank One Corp., 1.17%, 9/17/03 *                          8,000         8,001
Bank One Corp., 1.24%, 9/26/03 *                         33,000        33,014
Bank One Corp., 5.63%, 2/17/04                           28,710        29,367
Bayerische Landesbank,
   5.00%, 7/20/04                                         5,000         5,182


                                    Continued



                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                    ------------  -----------

CORPORATE BONDS, CONTINUED
Candian Imperial Bank,
   1.06%, 3/10/04 *                                  $   25,000   $    24,999
Citigroup, Inc., 5.70%, 2/6/04                            8,202         8,377
Credit Suisse First Boston,
   1.31%, 10/6/03 *                                      18,840        18,845
Credit Suisse First Boston,
   1.18%, 7/12/04 *                                      25,000        25,024
Deutsche Bank, 6.75%, 6/24/04                            10,203        10,699
Deutsche Bank, 1.26%, 7/2/04                             25,000        25,000
First Union National Bank,
   1.50%, 6/24/04 *                                      25,000        25,049
General Electric Capital Corp.,
   6.75%, 9/11/03                                         7,500         7,542
Goldman Sachs Group, LP,
   1.37%, 9/29/03 *                                      10,000        10,004
Goldman Sachs Group, LP,
   1.37%, 10/24/03 *                                     15,000        15,008
Goldman Sachs Group, LP,
   1.31%, 1/9/04 *                                       10,000        10,010
IBM Corp., 5.25%, 12/1/03                                 4,000         4,054
International Lease Finance Corp.,
   5.25%, 5/3/04                                          6,500         6,689
Mellon Funding Corp.,
   5.75%, 11/15/03                                       21,835        22,089
Merrill Lynch & Co., 6.80%, 11/3/03                       5,000         5,070
Merrill Lynch & Co., 1.39%, 1/29/04 *                    20,000        20,029
Merrill Lynch & Co., 5.70%, 2/6/04                       10,000        10,215
Merrill Lynch & Co., 6.07%, 4/6/04                       20,000        20,634
Merrill Lynch & Co., 5.35%, 6/15/04                      20,000        20,707
Merrill Lynch & Co., 1.24%, 8/11/04 *                    15,000        15,000
Morgan Stanley Dean Witter,
   1.51%, 9/19/03 *                                      10,000        10,001
Morgan Stanley Dean Witter,
   5.63%, 1/20/04                                        17,000        17,337
Morgan Stanley Dean Witter,
   1.60%, 2/9/04 *                                       15,000        15,018
National City Bank, 1.10%, 8/1/03 *                      20,000        20,000
National City Bank, 1.15%, 3/11/04 *                      7,500         7,503
Norwest Financial, Inc., 6.13%, 8/1/03                    5,000         5,000
Norwest Financial, Inc., 5.38%, 9/30/03                  10,791        10,853
Norwest Financial, Inc., 6.00%, 2/1/04                    4,500         4,598
Norwest Financial, Inc., 6.63%, 7/15/04                   2,000         2,106
Toyota Motor Credit Corp.,
   5.63%, 11/13/03                                        7,000         7,081
Wachovia Corp., 6.93%, 10/15/03                          15,000        15,158
Wachovia Corp., 6.70%, 6/21/04                           21,150        22,190
Wal-Mart Stores, Inc., 4.38%, 8/1/03                     25,150        25,150
Wal-Mart Stores, Inc., 3.25%, 9/29/03                     8,100         8,120
Wal-Mart Stores, Inc., 6.55%, 8/10/04                     7,250         7,643
Wells Fargo Co., 4.25%, 8/15/03                          33,000        33,029
Wells Fargo Co., 6.63%, 7/15/04                          16,935        17,817
                                                                  -----------

TOTAL CORPORATE BONDS                                                 788,864
                                                                  -----------


                                    Continued

PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------
                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                    ------------  -----------

DEMAND NOTES  (13.2%)
American Healthcare Funding LLC,
   1.10%, 5/1/27, (LOC: LaSalle Bank) *              $    6,005   $     6,005
Atlas Industries, Inc., 1.14%, 6/1/10,
   (LOC: National City Bank) *                            5,680         5,680
Beavercreek Enterprises, 1.14%, 3/2/20,
   (LOC: National City Bank) *                            4,600         4,600
Buckeye Corrugated, Inc.,
   1.20%, 10/1/17, (LOC: Key Bank) *                      7,160         7,160
Capital One Funding Corp.,
   1.15%, 7/2/18, (LOC: Bank One) *                       1,015         1,015
Capital One Funding Corp.,
   1.15%, 10/1/21, (LOC: Bank One) *                      2,100         2,100
Capital One Funding Corp.,
   1.15%, 1/4/27, (LOC: Bank One) *                      11,351        11,351
Central Michigan Inns, 1.18%, 4/1/30,
   (LOC: Michigan National Bank) *                        2,165         2,165
Cornerstone Funding Corp.,
   1.18%, 12/1/11, (LOC: SunTrust) *                      8,860         8,860
Cornerstone Funding Corp.,
   1.18%, 4/1/20, (LOC: SunTrust) *                       5,000         5,000
Germain Properties, 1.15%, 3/1/31,
   (LOC: Bank One) *                                     26,390        26,390
GTB Properties LLC, 1.20%, 7/1/23,
   (LOC: National Australia Bank) *                       5,040         5,040
Hannahville Indian Community,
   1.11%, 6/1/13, (LOC: National City
   Bank) *                                                7,410         7,410
Harry W. Albright, Jr., 1.23%, 5/1/21,
   (LOC: National Australia Bank) *                       5,725         5,725
HWP Co., Ltd. Project, 1.14%, 12/3/18,
   (LOC: National City Bank) *                            4,920         4,920
Idaho Associates LLC, 1.15%, 4/1/27,
   (LOC: ABN/AMRO) *                                      6,250         6,250
Jackson 2000, 1.20%, 6/1/49, (LOC:
   KeyBank) *                                             9,665         9,665
Kahala Senior Living Community,
   1.20%, 11/15/33, (LOC: LaSalle
   Bank) *                                               30,000        30,000
Landmark Medical LLC, 1.20%, 1/1/21,
   (LOC: Bank One) *                                      9,480         9,480
Lexington Financial Services,
   1.13%, 2/1/26, (LOC: LaSalle Bank) *                   9,600         9,600
MARK-LYNN Foods, Inc., 1.15%, 6/1/11,
   (LOC: Bank of America) *                               6,000         6,000
MBE Investment Co., 1.20%, 3/1/50,
   (LOC: National Australia Bank) *                       5,000         5,000
Mr. K Enterprises, 1.20%, 9/1/16,
   (LOC: National Australia Bank) *                       7,200         7,200
Northside Christian Church,
   1.20%, 4/1/30, (LOC: Bank One) *                       7,310         7,310
PCI Paper Conversions, Inc.,
   1.20%, 4/1/10, (LOC: KeyBank) *                        3,025         3,025
Pittsburgh Technical Institute,
   1.14%, 10/1/15, (LOC: National
   City Bank) *                                          12,240        12,240


                                    Continued




                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                    ------------  -----------
DEMAND NOTES, CONTINUED
PRD Finance LLC, 1.11%, 4/1/27,
   (LOC: National City Bank) *                       $    8,260   $     8,260
Precision Tool and Die, 1.14%, 3/1/10,
   (LOC: National City Bank) *                            4,528         4,528
Royal Town Center LLC Project,
   1.20%, 10/1/47, (LOC: Commerica
   Bank) *                                                5,095         5,095
Second & Main, Ltd., 1.14%, 8/1/11,
   (LOC: National City) *                                 2,955         2,955
Secor Realty, Inc., 1.14%, 4/1/20,
   (LOC: National City Bank) *                           10,665        10,665
SGS Tool Co., 1.14%, 12/1/12, (LOC:
   Bank One) *                                            8,200         8,200
Sharonville Realty Enterprises,
   1.20%, 4/1/20, (LOC: Bank One) *                      11,340        11,340
Texas Disposal Systems, 1.15%, 5/1/12,
   (LOC: Bank of America) *                               1,800         1,800
Zeigler Realty LLC, 1.23%, 9/1/26,
   (LOC: National City Bank) *                            3,530         3,530
                                                                  -----------

TOTAL DEMAND NOTES                                                    265,564
                                                                  -----------

MUNICIPAL BONDS  (11.8%)
CALIFORNIA  (3.8%)
Riverside County, 1.04%, 11/1/20 *                        7,600         7,600
Sacramento, 1.04%, 7/1/20 *                              17,490        17,490
Sacramento County, 1.04%, 7/1/22 *                       32,430        32,430
San Jose Redevelopment Agency
   Revenue, Merged Area, Series G,
   1.10%, 8/1/29 *                                       19,000        19,000
                                                                  -----------
                                                                       76,520
                                                                  -----------

GEORGIA  (1.0%)
Brooks County Development Authority,
   Industrial Development Revenue,
   Langboard Inc. Project,
   1.10%, 4/1/18 *                                       10,000        10,000
Columbus Development Authority,
   Industrial Revenue, Litho-Krome
   Project, 1.13%, 8/1/22 *                              10,125        10,125
                                                                  -----------
                                                                       20,125
                                                                  -----------

ILLINOIS  (0.7%)
Chicago, Series B, 1.15%, 1/1/19 *                       13,830        13,830
                                                                  -----------

INDIANA  (1.6%)
Ball State University, 1.10%, 9/1/31 *                    7,000         7,000
Health Facilities Financing Authority,
   Hospital Revenue, Community
   Foundation of Northwest Indiana,
   Series B, 1.20%, 8/1/25 *                             25,075        25,075
                                                                  -----------
                                                                       32,075
                                                                  -----------

IOWA  (0.6%)
Dallas County Industrial Development
   Revenue, Sioux City Brick & Tile,
   1.20%, 9/1/21 *                                       11,480        11,480
                                                                  -----------


                                    Continued

                                                      PRIME MONEY MARKET FUND
                                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                JULY 31, 2003
                                        (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
-----------------------------------------------------------------------------
                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                    ------------  -----------

MUNICIPAL BONDS, CONTINUED
KANSAS  (0.4%)
Park City Industrial Revenue, Hayes
   Co., Inc., 1.10%, 9/15/16 *                       $    7,875   $     7,875
                                                                  -----------

MICHIGAN  (0.2%)
Hospital Association Financial Corp.,
   1.20%, 11/1/30 *                                       4,750         4,750
                                                                  -----------

NEBRASKA  (0.6%)
Omaha Special Obligation, Riverfront
   Redevelopment, 1.20%, 2/1/26 *                        11,765        11,765
                                                                  -----------

NEW YORK  (0.6%)
Housing Finance Agency, 1.08%, 6/1/33 *                   7,800         7,800
Oswego County New York Development
   Agency, Facilities Revenue,
   1.20%, 6/1/24 *                                        4,190         4,190
                                                                  -----------
                                                                       11,990
                                                                  -----------

NORTH CAROLINA  (1.0%)
Roman Catholic Diocese, Series A,
   1.15%, 6/1/18 *                                       19,705        19,705
                                                                  -----------

NORTH DAKOTA  (0.4%)
Ward County Health Care Facilities
   Revenue, 1.10%, 7/1/31 *                               7,400         7,400
                                                                  -----------

OHIO  (0.2%)
Cleveland-Cuyahoga County, Port
   Authority Revenue, CBT Project,
   1.20%, 6/1/31 *                                        4,500         4,500
                                                                  -----------

WASHINGTON  (0.2%)
Housing Finance Community,
   Multifamily Revenue, Monticello
   Park Project, 1.15%, 8/1/26 *                          4,190         4,190
                                                                  -----------

WISCONSIN  (0.5%)
Sheboygan Area School District,
   1.90%, 12/5/03                                        10,630        10,630
                                                                  -----------

TOTAL MUNICIPAL BONDS                                                 236,835
                                                                  -----------

U.S. GOVERNMENT AGENCIES  (4.0%)
FANNIE MAE  (1.4%)
0.92%, 9/24/03 **                                        12,000        11,984
1.40%, 4/19/04                                           17,000        17,000
                                                                  -----------
                                                                       28,984
                                                                  -----------

FEDERAL HOME LOAN BANK  (1.8%)
5.38%, 1/5/04                                             5,680         5,778
1.40%, 6/2/04                                            15,000        15,000
1.25%, 6/18/04                                           16,000        16,000
                                                                  -----------
                                                                       36,778
                                                                  -----------


                                    Continued


                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT        VALUE
                                                    ------------  -----------

U.S. GOVERNMENT AGENCIES, CONTINUED
FEDERAL HOME LOAN MORTGAGE CORPORATION  (0.8%)
5.25%, 2/13/04                                       $    9,750   $     9,954
3.50%, 4/19/04                                            5,000         5,087
                                                                  -----------
                                                                       15,041
                                                                  -----------

TOTAL U.S. GOVERNMENT AGENCIES                                         80,803
                                                                  -----------

REPURCHASE AGREEMENTS  (9.3%)
State Street, 1.06%, 8/1/03
   (Proceeds at maturity $31,357, Collateralized
   by various U.S. Government
   Agency and U.S.
   Treasury securities)                                  31,356        31,356
UBS Investment Bank, 1.11%, 8/1/03
   (Proceeds at maturity $155,005, Collateralized
   by various U.S.
   Government Agency securities)                        155,000       155,000
                                                                  -----------

TOTAL REPURCHASE AGREEMENTS                                           186,356
                                                                  -----------

MONEY MARKETS  (4.1%)
Aim Funds Liquid Assets Portfolio -
   Institutional Class                               65,331,673        65,332
Goldman Sachs Financial Square Prime
   Obligations Fund                                  17,772,791        17,773
                                                                  -----------

TOTAL MONEY MARKETS                                                    83,105
                                                                  -----------

TOTAL INVESTMENTS (COST $1,998,534) (a) - 99.7%                     1,998,534

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                            6,384
                                                                  -----------

NET ASSETS - 100.0%                                                $2,004,918
                                                                  ===========



                 See notes to schedules of portfolio investments
                        and notes to financial statements

INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2003
(AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------
                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                    ------------  -----------

CERTIFICATES OF DEPOSIT  (1.3%)
BNP Paribas Yankee CD,
   1.03%, 6/23/04 *                                  $   10,000   $     9,998
                                                                  -----------

TOTAL CERTIFICATES OF DEPOSIT                                           9,998
                                                                  -----------

COMMERCIAL PAPER  (14.3%)
Barclays U.S. Funding Corp.,
   0.95%, 9/22/03 **                                      1,300         1,298
BASF Aktiengesellschaft,
   0.94%, 8/7/03 **                                       4,000         3,999
Chevron Corp., 1.20%, 9/3/03 **                          10,000         9,990
Credit Suisse First Boston,
   1.04%, 8/11/03 **                                     10,000         9,998
E. I. du Pont de Nemours & Co.,
   1.20%, 8/21/03 **                                      1,700         1,699
General Electric Capital Corp.,
   1.28%, 8/25/03 **                                      5,000         4,996
Goldman Sachs Group, LP,
   1.03%, 8/5/03 **                                       5,000         4,999
Goldman Sachs Group, LP,
   0.92%, 11/17/03 **                                     5,000         4,986
Nestle Capital Corp., 1.14%, 8/1/03 **                    4,600         4,600
Prudential Funding Corp.,
   1.04%, 8/20/03 **                                      5,000         4,997
Purdue University, Indiana, Research
   Foundation, 1.34%, 9/10/03                             4,000         4,000
Shell Financial, 0.94%, 8/14/03 **                        8,000         7,997
Shell Financial, 0.95%, 8/19/03 **                        3,725         3,723
Societe Generale, 1.20%, 8/7/03 **                       10,000         9,998
South Snohomish Public Facilities
   District, 1.27%, 11/6/03                               8,600         8,600
Toronto Dominion, 1.19%, 9/24/03 **                       5,000         4,991
UBS Financial, Inc., 0.95%, 8/4/03 **                     6,469         6,468
UBS Financial, Inc., 1.05%, 8/27/03 **                    7,000         6,995
UBS Financial, Inc., 1.02%, 9/18/03 **                    4,850         4,843
                                                                  -----------

TOTAL COMMERCIAL PAPER                                                109,177
                                                                  -----------

CORPORATE BONDS  (42.2%)
American Express Corp.,
   1.15%, 12/17/03 *                                      8,000         8,003
American Express Corp.,
   6.75%, 6/23/04                                         7,148         7,502
Associates Corp., N.A., 6.88%, 8/1/03                     1,000         1,000
Associates Corp., N.A., 5.75%, 10/15/03                   9,484         9,569
Associates Corp., N.A., 5.80%, 4/20/04                    5,000         5,156
Bank of America Corp., 5.75%, 3/1/04                      9,933        10,185
Bank of America Corp., 6.63%, 6/15/04                     4,740         4,963
Bank of New York, 1.02%, 12/12/03 *                       5,000         4,999
Bank of New York, 1.05%, 6/17/04 *                       10,500        10,500
Bank of Nova Scotia, 1.03%, 9/25/03 *                     8,500         8,500
Bank One Corp., 1.24%, 9/26/03 *                          8,000         8,003


                                    Continued

                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                    ------------  -----------

CORPORATE BONDS, CONTINUED
Bank One Corp., 1.46%, 3/8/04 *                      $   18,000   $    18,026
Bank One Corp., 1.32%, 5/10/04 *                          1,400         1,402
Bayerische Landesbank,
   5.00%, 7/20/04                                         2,100         2,177
BP America, Inc., 5.00%, 12/16/03                         3,650         3,704
Canadian Imperial Bank,
   1.06%, 3/10/04 *                                      10,000        10,000
Credit Suisse First Boston,
   1.48%, 8/25/03 *                                       2,550         2,550
Credit Suisse First Boston,
   1.31%, 10/6/03 *                                       8,000         8,002
Credit Suisse First Boston,
   1.18%, 7/12/04 *                                       5,000         5,005
First Union National Bank,
   1.36%, 3/16/04 *                                       7,500         7,514
General Electric Capital Corp.,
   6.75%, 9/11/03                                         3,840         3,860
General Electric Capital Corp.,
   6.81%, 11/3/03                                         3,835         3,884
General Electric Capital Corp.,
   1.36%, 11/20/03 *                                      2,000         2,000
General Electric Capital Corp.,
   5.38%, 4/23/04                                         9,343         9,624
Goldman Sachs Group, LP,
   1.37%, 9/29/03 *                                       5,000         5,002
Goldman Sachs Group, LP,
   1.31%, 1/9/04 *                                        5,000         5,005
IBM Corp., 1.19%, 9/8/03 *                                6,000         6,001
IBM Corp., 5.37%, 9/22/03                                 6,500         6,538
IBM Corp., 5.10%, 11/10/03                                1,000         1,011
IBM Corp., 5.25%, 12/1/03                                 3,030         3,069
IBM Corp., 5.63%, 4/12/04                                 3,448         3,549
International Lease Finance Corp.,
   6.75%, 11/3/03                                         5,725         5,798
International Lease Finance Corp.,
   5.50%, 6/7/04                                          9,050         9,339
Mellon Funding Corp., 6.00%, 3/1/04                       1,770         1,821
Merrill Lynch & Co., 5.88%, 1/15/04                      11,100        11,321
Merrill Lynch & Co., 1.64%, 5/21/04 *                     3,735         3,743
Merrill Lynch & Co., 5.55%, 5/21/04                       3,000         3,097
Merrill Lynch & Co., 5.35%, 6/15/04                       7,295         7,553
Morgan Stanley Dean Witter,
   1.60%, 2/9/04 *                                        6,020         6,027
National Australia Bank,
   1.35%, 11/7/03 *                                      15,000        15,005
National City Bank, 1.18%, 2/23/04 *                     10,000        10,006
Northern Trust Co., 6.63%, 10/1/03                        7,500         7,564
Norwest Financial, Inc.,
   5.38%, 9/30/03                                         1,845         1,856
Procter & Gamble Co.,
   5.25%, 9/15/03                                        10,330        10,376
Toyota Motor Credit Corp.,
   5.63%, 11/13/03                                        7,937         8,031


                                    Continued

                                              INSTITUTIONAL MONEY MARKET FUND
                                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                JULY 31, 2003
                                                       (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                    ------------  -----------

CORPORATE BONDS, CONTINUED
U.S. Bancorp, 1.34%, 9/15/03 *                       $    2,500   $     2,501
U.S. Bancorp, 6.50%, 6/15/04                              1,895         1,984
U.S. Bank, N.A., 1.16%, 11/14/03 *                        3,000         3,001
U.S. Bank, N.A., 1.26%, 4/13/04 *                         5,000         5,005
Wachovia Corp., 6.93%, 10/15/03                           3,000         3,030
Wal-Mart Stores, Inc., 4.38%, 8/1/03                      7,400         7,400
Wal-Mart Stores, Inc., 3.25%, 9/29/03                     5,000         5,016
Wells Fargo Co., 4.25%, 8/15/03                           3,400         3,403
Wells Fargo Financial, 5.45%, 5/3/04                      4,150         4,280
                                                                  -----------

TOTAL CORPORATE BONDS                                                 323,460
                                                                  -----------

DEMAND NOTES  (7.8%)
Capital One Funding, 1.15%, 8/2/21,
   (LOC: Bank One) *                                      5,258         5,258
Capital One Funding, 1.15%, 4/1/26,
   (LOC: Bank One) *                                     12,807        12,807
Jefferson Land Development,
   1.14%, 10/1/16, (LOC: National
   City Bank) *                                           1,090         1,090
Kahala Senior Living Community,
   1.20%, 11/15/33, (LOC: LaSalle
   Bank) *                                               10,750        10,750
MBE Investment Co., LLC, 1.20%,
   2/1/51, (LOC: Comerica Bank) *                         2,100         2,100
MCMC POB III-Mount Carmel
   Partnership Project, 1.14%, 8/1/14,
   (LOC: National City Bank) *                            1,410         1,410
New Belgium Brewing Co.,
   1.20%, 7/1/15, (LOC: KeyBank) *                        4,820         4,820
SDB Private Residence, 1.10%, 3/1/28,
   (LOC: US Bank) *                                      16,365        16,365
Second & Main, Ltd., 1.14%, 8/1/11,
   (LOC: National City Bank) *                            5,075         5,075
                                                                  -----------

TOTAL DEMAND NOTES                                                     59,675
                                                                  -----------

MUNICIPAL BONDS  (19.2%)
ARIZONA  (0.5%)
Tucson Airport Authority, Inc., 1.15%,
   12/1/18 *                                              3,635         3,635
                                                                  -----------

CALIFORNIA  (3.5%)
ABAG Finance Authority For
   Nonprofit Corps., Multifamily Revenue,
   1.10%, 9/15/32 *                                       2,575         2,575
ABAG Finance Authority For Nonprofit
   Corps., Multifamily Revenue, 1.10%,
   5/15/33 *                                              2,500         2,500
Community Development Authority,
   1.15%, 5/15/35 *                                       3,145         3,145
Sacramento, 1.04%, 7/1/20 *                               7,220         7,220


                                    Continued


                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                    ------------  -----------

MUNICIPAL BONDS, CONTINUED
CALIFORNIA, CONTINUED
Sacramento County Housing Authority,
   Multifamily Revenue, Natomas Park
   Apartments, Series B,
   1.25%, 7/15/35 *                                  $    2,250   $     2,250
San Jose Financing Authority Lease
   Revenue, Hayes Mansion, Phase B,
   1.04%, 7/1/24 *                                        8,000         8,000
Statewide Community Development
   Authority, Multifamily Revenue,
   Series X-T, 1.15%, 10/15/32 *                          2,000         2,000
                                                                  -----------
                                                                       27,690
                                                                  -----------

COLORADO  (0.6%)
Denver City & County Airport Revenue,
   Series D, 1.10%, 11/15/05 *                            4,500         4,500
                                                                  -----------

FLORIDA  (0.2%)
Lee County, 1.15%, 10/1/22 *                              1,155         1,155
                                                                  -----------

GEORGIA  (2.3%)
Atlanta Urban Residential Finance
   Authority, 1.17%, 1/1/23 *                               700           700
Augusta Housing Authority,
   Multifamily Revenue, 1.25%, 5/15/33 *                    500           500
Municipal Gas Authority,
   1.13%, 2/1/15 *                                       16,250        16,250
                                                                  -----------
                                                                       17,450
                                                                  -----------

ILLINOIS  (0.4%)
Evanston, Maple Street Parking Facility,
   1.10%, 12/1/21 *                                       2,700         2,700
                                                                  -----------

INDIANA  (0.1%)
Indianapolis Economic Development,
   Multifamily Housing Revenue,
   Series B, 1.20%, 11/1/36 *                             1,000         1,000
                                                                  -----------

IOWA  (0.7%)
Finance Authority Retirement
   Community, 1.20%, 12/1/20 *                            5,315         5,315
                                                                  -----------

KENTUCKY  (1.8%)
Bardstown Industrial Revenue,
   1.18%, 6/1/24 *                                        7,950         7,950
Boone County Industrial Revenue,
   1.25%, 6/1/23 *                                        5,700         5,700
                                                                  -----------
                                                                       13,650
                                                                  -----------

LOUISIANA  (0.1%)
Baton Rouge, 2.00%, 1/15/04                                 565           566
                                                                  -----------


                                    Continued

INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                    ------------  -----------

MUNICIPAL BONDS, CONTINUED
MICHIGAN  (0.5%)
Marquette County Economic
   Development Corp., Series B,
   1.20%, 6/1/07 *                                   $      500   $       500
Strategic Fund, Limited Obligation
   Revenue, Carpenter Enterprises,
   1.15%, 10/1/05 *                                       1,000         1,000
Strategic Fund, Limited Obligation
   Revenue, Phipps Emmett Associates
   LLC, 1.20%, 11/1/23 *                                    900           900
Strategic Fund, Limited Obligation
   Revenue, Waterland Battle Creek
   Property, Series B, 1.20%, 6/1/25 *                    1,550         1,550
                                                                  -----------
                                                                        3,950
                                                                  -----------

MINNESOTA  (0.7%)
Plymouth, 1.15%, 4/1/12 *                                 1,595         1,595
St. Paul Port Authority District,
   1.20%, 3/1/22 *                                        3,655         3,655
                                                                  -----------
                                                                        5,250
                                                                  -----------

MISSOURI  (1.0%)
Regal Convention & Sports Complex
   Authority, 1.42%, 8/15/04                              4,115         4,115
St. Louis Airport Revenue,
   2.00%, 1/1/04                                          1,360         1,363
St. Louis County, Regal Convention &
   Sports Complex Authority,
   1.42%, 8/15/04                                         2,165         2,165
                                                                  -----------
                                                                        7,643
                                                                  -----------

NEW MEXICO  (0.3%)
Albuquerque, KTECH Corp. Project,
   1.20%, 11/1/22 *                                       2,000         2,000
                                                                  -----------

NEW YORK  (1.4%)
Hornell Industrial Development Agency,
   Alstom Transportation, Inc.,
   1.20%, 11/1/21 *                                       2,650         2,650
State Housing Finance Agency,
   1.08%, 9/15/07 *                                       7,700         7,700
                                                                  -----------
                                                                       10,350
                                                                  -----------

NORTH CAROLINA  (0.8%)
Roman Catholic Diocese, 1.15%,
   6/1/18 *                                               1,585         1,585
Roman Catholic Diocese, Series A,
   1.15%, 6/1/18 *                                        4,800         4,800
                                                                  -----------
                                                                        6,385
                                                                  -----------

OHIO  (1.5%)
Cleveland Urban Renewal Revenue,
   2.25%, 10/30/03                                        2,125         2,125
Trumbull County, Eliwood Engineered
   Casting, 1.10%, 12/1/06 *                              6,500         6,500
Upper Arlington, Series B,
   2.25%, 11/20/03                                        3,165         3,169
                                                                  -----------
                                                                       11,794
                                                                  -----------


                                    Continued



                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                    ------------  -----------
MUNICIPAL BONDS, CONTINUED
PENNSYLVANIA  (1.3%)
Allegheny County, Industrial
   Development Authority Revenue,
   1.14%, 5/1/15 *                                   $    2,700   $     2,700
Berks County Industrial Development
   Authority Revenue, 1.22%, 7/1/16 *                     1,805         1,805
Montgomery County, 2.13%, 11/1/03 (c)                     5,500         5,500
                                                                  -----------
                                                                       10,005
                                                                  -----------

TEXAS  (0.4%)
Alamo Heights Higher Education
   Revenue, 1.20%, 4/1/07 *                               3,080         3,080
                                                                  -----------

UTAH  (0.6%)
Tooele City Industrial Development
   Revenue, Series A, 1.15%, 10/1/22 *                    4,800         4,800
                                                                  -----------

WASHINGTON  (0.1%)
Housing Finance Community
   Multifamily Revenue, Summer Ridge,
   Series B, 1.20%, 12/1/29 *                             1,005         1,005
                                                                  -----------

WISCONSIN  (0.4%)
Caledonia Industrial Development
   Revenue, Calendonia Properties, LLC,
   1.20%, 5/1/19 *                                        2,150         2,150
Neenah Industrial Development Revenue,
   Galloway Co., 1.20%, 5/1/19 *                            670           670
                                                                  -----------
                                                                        2,820
                                                                  -----------


TOTAL MUNICIPAL BONDS                                                 146,743
                                                                  -----------

U.S. GOVERNMENT AGENCIES  (3.4%)
FANNIE MAE  (1.3%)
0.92%, 9/24/03 **                                        10,000         9,986
                                                                  -----------

FEDERAL HOME LOAN BANK  (2.0%)
3.13%, 11/14/03                                           2,600         2,612
3.38%, 5/14/04                                            2,900         2,953
4.88%, 5/14/04                                            5,000         5,143
1.30%, 6/8/04                                             4,500         4,500
                                                                  -----------
                                                                       15,208
                                                                  -----------

FREDDIE MAC  (0.1%)
3.05%, 11/28/03                                           1,000         1,007
                                                                  -----------

TOTAL U.S. GOVERNMENT AGENCIES                                         26,201
                                                                  -----------

REPURCHASE AGREEMENTS  (7.7%)
State Street, 1.06%, 8/1/03
   (Proceeds at maturity $18,741,
   Collateralized by various U.S.
   Government Agency and U.S.
   Treasury securities)                                  18,740        18,740


                                    Continued

INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
-----------------------------------------------------------------------------

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                    ------------  -----------

REPURCHASE AGREEMENTS, CONTINUED
UBS Investment Bank, 1.11%, 8/1/03
   (Proceeds at maturity $40,001,
   Collateralized by various U.S.
   Government Agency securities)                         40,000        40,000
                                                                  -----------

TOTAL REPURCHASE AGREEMENTS                                            58,740
                                                                  -----------

MONEY MARKETS  (3.8%)
Aim Funds Liquid Assets Portfolio -
   Institutional Class                               27,939,453   $    27,939
Goldman Sachs Financial Square Prime
   Obligations Fund                                   1,528,981         1,529
                                                                  -----------

TOTAL MONEY MARKETS                                                    29,468
                                                                  -----------

TOTAL INVESTMENTS (COST $763,462) (a) - 99.7%                         763,462

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                            2,561
                                                                  -----------

NET ASSETS - 100.0%                                               $   766,023
                                                                  ===========


                 See notes to schedules of portfolio investments
                        and notes to financial statements



                                   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                JULY 31, 2003
                                                       (AMOUNTS IN THOUSANDS)

-----------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                    ------------  -----------

U.S. GOVERNMENT AGENCIES  (74.4%)
FANNIE MAE  (21.9%)
1.26%, 8/6/03 **                                     $   10,000   $     9,998
1.24%, 8/13/03 **                                        25,690        25,682
4.00%, 8/15/03                                           11,250        11,261
0.93%, 8/22/03 **                                        15,300        15,292
5.91%, 8/25/03                                            2,400         2,407
1.18%, 8/27/03 **                                        15,000        14,988
0.93%, 9/3/03 **                                          2,700         2,698
0.98%, 9/17/03 **                                         7,475         7,465
0.92%, 9/24/03 **                                         8,000         7,989
1.02%, 11/5/03 **                                         4,740         4,727
4.75%, 11/14/03                                           5,369         5,423
5.13%, 2/13/04                                           11,794        12,041
4.75%, 3/15/04                                            1,929         1,969
3.63%, 4/15/04                                            5,000         5,089
1.40%, 4/19/04                                            3,000         3,000
3.00%, 6/15/04                                            4,500         4,576
                                                                  -----------
                                                                      134,605
                                                                  -----------

FEDERAL FARM CREDIT BANK  (7.5%)
5.40%, 1/23/04                                            2,250         2,294
2.40%, 1/27/04                                            4,000         4,021
1.00%, 2/3/04 *                                          20,000        19,999
0.99%, 4/7/04 *                                          20,000        19,994
                                                                  -----------
                                                                       46,308
                                                                  -----------

FEDERAL HOME LOAN BANK  (18.8%)
1.01%, 8/15/03 **                                        16,285        16,279
4.13%, 8/15/03                                            6,950         6,956
5.68%, 8/18/03                                            3,500         3,507
5.63%, 9/2/03                                             6,000         6,020
5.13%, 9/15/03                                           10,410        10,458
5.44%, 10/15/03                                          10,000        10,083
2.50%, 11/14/03                                           3,300         3,313
6.38%, 11/14/03                                           4,675         4,744
5.38%, 1/5/04                                             7,615         7,750
3.75%, 2/13/04                                            4,000         4,052
5.40%, 3/1/04                                             5,000         5,125
1.36%, 3/5/04                                             5,000         5,001
5.50%, 3/22/04                                            2,000         2,053
3.75%, 4/15/04                                            3,380         3,440
4.88%, 4/16/04                                            3,400         3,487
4.88%, 5/14/04                                           10,000        10,285
1.30%, 6/8/04                                             2,000         2,000
3.38%, 6/15/04                                            1,990         2,028
1.25%, 6/18/04                                            6,000         6,000
4.75%, 6/28/04                                            3,435         3,547
                                                                  -----------
                                                                      116,128
                                                                  -----------

FREDDIE MAC   (19.6%)
0.99%, 8/1/03 **                                          7,050         7,050
1.14%, 8/22/03 **                                         5,300         5,296
1.17%, 8/28/03 **                                        10,000         9,991
1.05%, 8/29/03 **                                        20,000        19,984
1.11%, 9/4/03 *                                          20,905        20,905
3.50%, 9/15/03                                            1,539         1,543
1.06%, 9/30/03 **                                        10,000         9,982
1.03%, 10/2/03 **                                         5,000         4,991


                                    Continued

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
-----------------------------------------------------------------------------

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                    ------------  -----------

U.S. GOVERNMENT AGENCIES, CONTINUED
FREDDIE MAC, CONTINUED
1.05%, 11/3/03 **                                    $   10,000   $     9,973
1.01%, 11/7/03 **                                         5,000         4,986
3.25%, 12/15/03                                          11,413        11,493
3.25%, 1/15/04                                            1,150         1,160
5.00%, 1/15/04                                            5,000         5,083
1.11%, 6/16/04 **                                         5,000         4,951
6.51%, 7/1/04                                             3,000         3,146
                                                                  -----------
                                                                      120,534
                                                                  -----------

STUDENT LOAN MARKETING ASSOCIATION  (6.6%)
1.31%, 8/15/03 *                                         15,000        15,002
1.01%, 9/18/03 *                                         15,000        15,000
1.04%, 12/18/03 *                                        10,000        10,000
3.38%, 7/15/04                                            1,000         1,020
                                                                  -----------
                                                                       41,022
                                                                  -----------

TOTAL U.S. GOVERNMENT AGENCIES                                        458,597
                                                                  -----------

REPURCHASE AGREEMENTS  (22.7%)
State Street, 1.06%, 8/1/03
   (Proceeds at maturity $30,235,
   Collateralized by various U.S.
   Government Agency and
   U.S. Treasury securities)                             30,234        30,234
UBS Investment Bank, 1.11%, 8/1/03
   (Proceeds at maturity $110,003,
   Collateralized by various U.S.
   Government Agency securities)                        110,000       110,000
                                                                  -----------

TOTAL REPURCHASE AGREEMENTS                                           140,234
                                                                  -----------

MONEY MARKETS  (2.6%)
AIM Treasury Money Market Fund                       16,348,397        16,348
                                                                  -----------

TOTAL MONEY MARKETS                                                    16,348
                                                                  -----------

TOTAL INVESTMENTS (COST $615,179) (a) - 99.7%                         615,179

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                            1,820
                                                                  -----------

NET ASSETS - 100.0%                                               $   616,999
                                                                  ===========



                 See notes to schedules of portfolio investments
                        and notes to financial statements



                                                 GOVERNMENT MONEY MARKET FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                JULY 31, 2003
                                                       (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------


                                                     PRINCIPAL
                                                       AMOUNT        VALUE
                                                    ------------  -----------
U.S. GOVERNMENT AGENCIES  (97.3%)
FEDERAL FARM CREDIT BANK  (12.1%)
1.00%, 10/2/03 **                                    $   10,000   $     9,983
4.80%, 12/12/03                                           4,125         4,177
1.00%, 2/3/04 *                                          20,000        20,000
1.06%, 2/27/04 **                                         1,700         1,690
0.99%, 4/7/04 *                                          15,810        15,805
3.65%, 4/19/04                                            3,000         3,052
                                                                  -----------
                                                                       54,707
                                                                  -----------

FEDERAL HOME LOAN BANK  (63.1%)
1.00%, 8/1/03 **                                         20,000        20,000
0.99%, 8/6/03 **                                         15,000        14,998
0.99%, 8/8/03 **                                         10,000         9,998
1.00%, 8/13/03 **                                         5,018         5,016
1.80%, 8/14/03 **                                         4,300         4,297
0.90%, 8/15/03 **                                        13,400        13,395
6.88%, 8/15/03                                            6,570         6,584
1.00%, 8/20/03 **                                        10,000         9,995
1.01%, 8/22/03 **                                        15,000        14,991
1.16%, 8/27/03 **                                        10,000         9,992
1.02%, 8/28/03 **                                        15,000        14,989
0.98%, 9/5/03 **                                          4,000         3,996
1.02%, 9/8/03 *                                          10,000        10,000
1.02%, 9/12/03 **                                         2,000         1,998
5.13%, 9/15/03                                            3,010         3,025
0.88%, 9/19/03 *                                          9,655         9,654
5.60%, 9/22/03                                            1,500         1,508
5.44%, 10/15/03                                           3,500         3,529
5.19%, 10/20/03                                           9,650         9,739
3.13%, 11/14/03                                           6,500         6,534
6.38%, 11/14/03                                           3,165         3,210
1.11%, 1/2/04 *                                          12,995        12,993
5.38%, 1/5/04                                             5,000         5,091
1.00%, 1/6/04 *                                          15,000        14,998
5.13%, 1/22/04                                            1,030         1,048
5.55%, 1/27/04                                            3,000         3,061
3.75%, 2/13/04                                            3,000         3,039
5.40%, 2/24/04                                            3,000         3,070
1.36%, 3/5/04                                             2,500         2,500
1.25%, 4/15/04                                            7,000         7,000
3.75%, 4/15/04                                            3,500         3,567
4.88%, 4/16/04                                           11,460        11,760
3.38%, 5/14/04                                            4,660         4,743
1.04%, 6/9/04 *                                          10,000        10,000
6.23%, 6/17/04                                            2,700         2,823
1.25%, 6/18/04                                            3,000         3,000
1.27%, 6/25/04                                            5,000         5,000
4.75%, 6/28/04                                            9,020         9,318
1.17%, 8/2/04                                             5,000         5,000
                                                                  -----------
                                                                      285,459
                                                                  -----------


                                    Continued

GOVERNMENT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
-----------------------------------------------------------------------------
                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                    ------------  -----------

U.S. GOVERNMENT AGENCIES, CONTINUED
STUDENT LOAN MARKETING ASSOCIATION  (22.1%)
0.96%, 9/13/03 *                                     $   75,000   $    75,000
1.01%, 9/18/03 *                                         15,000        15,000
1.04%, 12/18/03 *                                        10,000        10,000
                                                                  -----------
                                                                      100,000
                                                                  -----------

TOTAL U.S. GOVERNMENT AGENCIES                                        440,166
                                                                  -----------

MONEY MARKETS  (2.5%)
Goldman Sachs Financial Square
   Federal Fund                                      11,269,079        11,269
                                                                  -----------

TOTAL MONEY MARKETS                                                    11,269
                                                                  -----------

TOTAL INVESTMENTS (COST $451,435) (a) - 99.8%                         451,435

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                            1,062
                                                                  -----------

NET ASSETS - 100.0%                                               $   452,497
                                                                  ===========


                 See notes to schedules of portfolio investments
                        and notes to financial statements



                                              U.S. TREASURY MONEY MARKET FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                JULY 31, 2003
                                        (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
-----------------------------------------------------------------------------

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                    ------------  -----------
TREASURY BILLS **  (13.3%)
1.17%, 8/7/03                                        $   20,000   $    19,996
1.18%, 8/7/03                                            20,000        19,996
1.08%, 9/25/03                                           20,000        19,967
1.18%, 10/9/03                                           20,000        19,955
1.18%, 10/16/03                                          20,000        19,950
1.05%, 11/6/03                                           35,000        34,902
1.07%, 11/20/03                                          15,000        14,950
1.10%, 11/20/03                                          10,000         9,967
0.93%, 12/4/03                                           15,000        14,952
0.94%, 12/4/03                                           15,000        14,952
0.93%, 1/8/04                                            20,000        19,918
0.94%, 1/8/04                                            10,000         9,958
                                                                  -----------

TOTAL TREASURY BILLS                                                  219,463
                                                                  -----------

TREASURY NOTES  (18.4%)
5.75%, 8/15/03                                           50,000        50,078
2.75%, 9/30/03                                           20,000        20,046
2.75%, 10/31/03                                          35,000        35,113
3.25%, 12/31/03                                          40,000        40,317
3.00%, 1/31/04                                           25,000        25,213
3.63%, 3/31/04                                           25,000        25,396
3.38%, 4/30/04                                           45,000        45,699
3.25%, 5/31/04                                           15,000        15,262
2.88%, 6/30/04                                           35,000        35,603
6.00%, 8/15/04                                           10,000        10,502
                                                                  -----------

TOTAL TREASURY NOTES                                                  303,229
                                                                  -----------

REPURCHASE AGREEMENTS (b)  (64.8%)
ABN AMRO, 1.04%, 8/1/03                                  75,000        75,000
Banc One, 1.05%, 8/1/03                                  75,000        75,000
Barclays Capital, 1.04%, 8/1/03                         160,000       160,000
Bear Stearns, 1.04%, 8/1/03                              75,000        75,000
Credit Suisse First Boston,
   1.04%, 8/1/03                                         85,000        85,000
Deutsche Bank, 1.05%, 8/1/03                            150,000       150,000
Nesbitt Burns, 1.04%, 8/1/03                             75,000        75,000
Societe Generale, 1.04%, 8/1/03                         100,000       100,000
State Street, 1.00%, 8/1/03                              29,519        29,519
UBS Investment Bank, 1.05%, 8/1/03                      240,000       240,001
                                                                  -----------

TOTAL REPURCHASE AGREEMENTS                                         1,064,520
                                                                  -----------

MONEY MARKETS  (3.4%)
AIM Treasury Money Market Fund                       55,797,182        55,797
                                                                  -----------

TOTAL MONEY MARKETS                                                    55,797
                                                                  -----------

TOTAL INVESTMENTS (COST $1,643,009) (a) - 99.9%                     1,643,009

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                            1,896
                                                                  -----------

NET ASSETS - 100.0%                                               $ 1,644,905
                                                                  ===========


                 See notes to schedules of portfolio investments
                        and notes to financial statements

MICHIGAN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2003
(AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------
                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                    ------------  -----------
COMMERCIAL PAPER  (6.7%)
State, 0.95%, 10/14/03                               $    2,000   $     2,000
Builders, 1.05%, 8/21/03                                 10,000        10,000
University of Michigan,
   1.40%, 8/26/03                                         2,000         2,000
University of Michigan,
   0.80%, 9/2/03                                          2,500         2,500
                                                                  -----------

TOTAL COMMERCIAL PAPER                                                 16,500
                                                                  -----------

MUNICIPAL BONDS  (92.6%)
ALASKA  (2.3%)
Valdez Marine Term Revenue, Exxon
   Mobil Project, 0.85%, 12/1/29 *                        5,800         5,800
                                                                  -----------

MICHIGAN  (86.7%)
Allen Park Public Schools,
   2.00%, 5/1/04                                          1,575         1,586
Bond Authority Revenue, Government
   Loan Program, 7.00%, 11/1/03                           1,500         1,521
Bond Authority Revenue, Series C1,
   2.25%, 8/22/03                                         5,000         5,003
Building Authority Revenue,
   4.25%, 10/15/03                                          750           755
Building Authority Revenue, Series I,
   6.25%, 10/1/03                                         4,800         4,840
Central Michigan University,
   3.00%, 10/1/03                                           500           501
Chippewa Valley Schools,
   2.00%, 5/1/04                                          3,675         3,698
Clarkston Community Schools,
   2.00%, 5/1/04                                          1,975         1,989
Detroit Economic Development Corp.,
   GO, 0.85%, 5/1/09 *                                    6,330         6,330
Detroit Waterfront Reclamation,
   Series C, 1.00%, 5/1/09 *                              7,405         7,407
Detroit, GO, 5.00%, 4/1/04                                1,000         1,026
Dexter Community Schools,
   3.00%, 5/1/04                                          1,005         1,019
Eastern Michigan University,
   0.90%, 6/1/27 *                                        2,900         2,900
Environmental Protection Program, GO,
   5.00%, 11/1/03                                         1,985         2,002
Farmington Hills Economic
   Development Corp., Brookfield
   Building Association,
   0.91%, 11/1/10 *                                         260           260
Farmington Hills Economic
   Development Corp., Marketing
   Displays, (AMT), 1.65%, 9/1/03 *                         995           995
Ferndale, 2.00%, 4/1/04                                   1,310         1,318
Flushing Community Schools,
   2.00%, 5/1/04                                            100           101
Fremont Public Schools,
   2.50%, 5/1/04                                            250           253


                                    Continued


                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                    ------------  -----------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Genesee County, 2.50%, 5/1/04                        $      455   $       460
Genesee County Economic
   Development Corp., Rawcar
   Group, (AMT), 0.99%, 5/1/20 *                          2,535         2,535
Grand Rapids Building Authority,
   1.20%, 4/1/04                                            745           745
Grand Valley State University, Series B,
   0.84%, 6/1/27 *                                        7,000         7,000
Holly Area Schools, 2.00%, 5/1/04                           475           479
Hospital Finance Authority Revenue
   Balmoral, Inc., 1.75%, 9/1/16 *                          555           555
Hospital Finance Authority,
   0.85%, 5/1/30 *                                          595           595
Housing Development Authority, Hunt
   Club Apartments, 0.95%, 7/15/35 *                      1,000         1,000
Housing Development Authority,
   Limited Obligation Revenue, Pine
   Ridge, 0.90%, 10/1/07 *                                1,525         1,525
Housing Development Authority,
   0.92%, 1/1/29 *                                        3,900         3,900
Housing Development Authority,
   Rental Housing Revenue, Series B,
   0.83%, 4/1/19 *                                          905           905
Housing Development Authority, River
   Place Apartments, 0.92%, 6/1/18 *                      4,840         4,840
Housing Development Authority,
   Series A, 0.90%, 4/1/37 *                              3,500         3,500
Housing Development Authority,
   Series C, 0.83%, 4/1/21 *                              4,015         4,015
Jackson County Economic Development
   Corp., Vista Grande Villa,
   0.90%, 11/1/31 *                                       3,800         3,800
Job Development, East Lansing,
   1.00%, 12/1/14 *                                         300           300
Lake Orion Community School District,
   GO, 6.20%, 5/1/04                                      2,000         2,075
Lake St. Clair, Shores Drainage
   Distribution, GO, Series B,
   0.95%, 10/1/04 *                                       1,665         1,665
Lansing Economic Development Corp.,
   LGH Office Building, (AMT),
   1.65%, 2/15/07 *                                         550           550
Leelanau County Economic Development
   Corp., American Mutual
   Insurance Co., 1.30%, 12/15/03 *                         950           950
Lenawee County Economic
   Development Corp., Rima
   Manufacturing Co. Project,
   (AMT), 1.05%, 8/1/06 *                                 1,815         1,815
Macomb County Community College,
   4.00%, 5/1/04                                            465           474
Mancelona Area Water Sewer Authority
   Water Supply System Revenue,
   0.90%, 4/1/21 *                                          670           670


                                    Continued

                                         MICHIGAN MUNICIPAL MONEY MARKET FUND
                                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                JULY 31, 2003
                                                       (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------
                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                    ------------  -----------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Marquette County Economic
   Development Corp., Pioneer
   Labs, Inc., Series A, (AMT),
   1.10%, 6/1/12 *                                   $    1,000   $     1,000
Municipal Bond Authority Revenue,
   1.50%, 8/28/03                                         1,500         1,500
Newaygo Public Schools,
   5.00%, 5/1/04                                            250           257
Novi, GO, 2.75%, 8/1/03                                     265           265
Novi, GO, 2.75%, 10/1/03                                    690           692
Oakland County Economic
   Development Corp., Limited
   Obligation Revenue, Moody Family
   Ltd., (AMT), 1.10%, 9/1/12 *                           2,300         2,300
Oakland County Economic
   Development Corp., North
   America, (AMT), 1.05%, 7/1/18 *                        2,300         2,300
Pontiac General Builders Authority,
   5.00%, 4/1/04                                            500           513
Rochester Hills Economic Development
   Corp., BRG Associates,
   1.95%, 12/1/03                                           110           110
Rochester Hills, GO, 2.00%, 11/1/03                         850           852
St. Clair Shores Economic Development
   Corp., Borman's, Inc., (AMT),
   1.60%, 10/15/03 *                                        650           650
Sterling Heights Economic Development
   Corp., Sterling Shopping Center,
   0.90%, 12/1/10 *                                         900           900
Strategic Fund, Atmosphere Annealing,
   (AMT), 0.99%, 12/1/17 *                                1,210         1,210
Strategic Fund, Automatic Spring,
   (AMT), 1.10%, 9/1/10 *                                 1,800         1,800
Strategic Fund, Banks Hardwoods, Inc.,
   (AMT), 1.05%, 7/1/12 *                                 1,077         1,077
Strategic Fund, Baron Drawn Steel,
   0.99%, 12/1/06 *                                         500           500
Strategic Fund, Biewer of Lansing,
   (AMT), 1.05%, 5/1/19 *                                 1,740         1,740
Strategic Fund, Brazing Concepts Co.,
   (AMT), 1.10%, 9/1/18 *                                 2,900         2,900
Strategic Fund, C-Tec, Inc., (AMT),
   0.95%, 10/1/11 *                                       2,000         2,000
Strategic Fund, Camac LLC, (AMT),
   0.95%, 8/1/28 *                                          500           500
Strategic Fund, Cayman Chemical,
   (AMT), 0.99%, 6/1/28 *                                 2,525         2,525
Strategic Fund, Donnelly Corp.,
   Series A, (AMT), 1.05%, 3/1/10 *                       2,500         2,500
Strategic Fund, Donnelly Corp.,
   Series B, (AMT), 1.20%, 10/1/03 *                      2,500         2,500
Strategic Fund, E & L Meat Co.,
   (AMT), 1.10%, 3/1/29 *                                 2,375         2,375


                                    Continued


                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                    ------------  -----------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Enviromental Powder
   Co., (AMT), 1.01%, 7/1/22 *                       $      180   $       180
Strategic Fund, Equad, (AMT),
   0.99%, 6/1/28 *                                        1,000         1,000
Strategic Fund, Fitz-Land LLC, (AMT),
   0.99%, 8/1/25 *                                        2,850         2,850
Strategic Fund, Fleet Engineers Project,
   (AMT), 1.05%, 9/1/09 *                                 1,000         1,000
Strategic Fund, Forest City Technologies,
   (AMT), 0.99%, 9/1/15 *                                 2,465         2,465
Strategic Fund, Frederick Wolfgang,
   (AMT), 1.01%, 9/1/26 *                                   845           845
Strategic Fund, Glastender, Inc., (AMT),
   1.10%, 9/1/08 *                                          800           800
Strategic Fund, HP Pelzer Inc., (AMT),
   1.10%, 3/1/11 *                                          390           390
Strategic Fund, I.V.C. Industrial
   Coatings, (AMT), 1.10%, 12/1/12 *                        440           440
Strategic Fund, Jedco, Inc., (AMT),
   1.01%, 11/1/15 *                                       2,885         2,885
Strategic Fund, John A. Biewer Co.,
   Inc., (AMT), 1.45%, 9/1/03 *                             495           495
Strategic Fund, John Dekker & Sons,
   (AMT), 1.01%, 1/1/18 *                                   435           435
Strategic Fund, Joy Properties, LLC,
   1.10%, 5/1/17 *                                          300           300
Strategic Fund, Kazoo, Inc., (AMT),
   1.40%, 9/15/03 *                                         325           325
Strategic Fund, Kundinger, (AMT),
   1.05%, 2/1/29 *                                        1,280         1,280
Strategic Fund, Kurdziel Iron, (AMT),
   0.99%, 5/1/10 *                                          900           900
Strategic Fund, Limited Obligation
   Revenue, Bowers Manufacturing Co.
   (AMT), 1.10%, 9/1/10 *                                   300           300
Strategic Fund, Limited Obligation
   Revenue, Creative Foam Corp.
   (AMT), 1.10%, 11/1/11 *                                1,000         1,000
Strategic Fund, Limited Obligation
   Revenue, Delta Containers, Inc.
   (AMT), 1.10%, 8/1/04 *                                   700           700
Strategic Fund, Limited Obligation
   Revenue, Delta Containers, Inc.
   (AMT), 1.10%, 3/1/11 *                                 2,700         2,700
Strategic Fund, Limited Obligation
   Revenue, Horizon Development
   Project, (AMT), 1.10%, 9/1/21 *                          800           800
Strategic Fund, Limited Obligation
   Revenue, Jet Enterprises, (AMT),
   1.10%, 3/1/11 *                                          900           900
Strategic Fund, Limited Obligation
   Revenue, Motor City Mold, Inc.
   Project, (AMT), 0.99%, 3/1/21 *                        2,955         2,955


                                    Continued

MICHIGAN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------
                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                    ------------  -----------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Limited Obligation
   Revenue, Production Engineering
   Project, (AMT), 1.05%, 6/1/13 *                   $    2,005   $     2,005
Strategic Fund, Limited Obligation
   Revenue, R. L. Adams Plastics, Inc.,
   (AMT), 1.05%, 5/1/23 *                                 2,685         2,685
Strategic Fund, Limited Obligation
   Revenue, River City Plastics, Inc.,
   (AMT), 1.10%, 3/1/21 *                                 3,250         3,250
Strategic Fund, Limited Obligation
   Revenue, S.K.Y. Sakaiya Corp.
   Project, (AMT), 1.10%, 5/1/10 *                        1,100         1,100
Strategic Fund, Limited Obligation
   Revenue, Stegner East Investments,
   LLC, (AMT), 1.05%, 6/1/29 *                            4,310         4,310
Strategic Fund, Lowenstein Ventures
   LLC, (AMT), 1.10%, 7/1/12 *                              980           980
Strategic Fund, MacArthur, (AMT),
   1.10%, 6/1/15 *                                        2,300         2,300
Strategic Fund, Maco Steel Inc., (AMT),
   1.01%, 3/1/24 *                                        1,885         1,885
Strategic Fund, Merrill Group, (AMT),
   0.99%, 10/1/22 *                                       1,680         1,680
Strategic Fund, Middleville Tool & Die
   Project, (AMT), 1.10%, 9/1/13 *                        3,300         3,300
Strategic Fund, Molmec, Inc., (AMT),
   1.05%, 12/1/14 *                                         580           580
Strategic Fund, Nicholas Plastics,
   (AMT), 1.01%, 2/1/27 *                                   800           800
Strategic Fund, Northern Pure Ice Co.,
   (AMT), 1.10%, 3/1/15 *                                   570           570
Strategic Fund, Patten Monument,
   (AMT), 1.01%, 11/1/26 *                                  845           845
Strategic Fund, Phipps Emmett
   Association, (AMT),
   1.10%, 12/1/23 *                                       2,000         2,000
Strategic Fund, Plascore, Inc., Series
   B-2, (AMT), 1.30%, 6/1/14 *                              150           150
Strategic Fund, Proto-Techniques,
   (AMT), 1.05%, 12/1/26 *                                5,000         5,000
Strategic Fund, Protomark Corp.
   Project, (AMT), 1.10%, 8/1/17 *                          500           500
Strategic Fund, RL Enterprises LLC,
   (AMT), 1.10%, 12/1/09 *                                  600           600
Strategic Fund, SFI Acquistion, Inc.,
   (AMT), 1.05%, 2/1/28 *                                 1,165         1,165
Strategic Fund, Solid Waste Disposal,
   Grayling Generating, (AMT),
   0.90%, 1/1/14 *                                        3,504         3,504
Strategic Fund, Sunrise Windows Ltd.,
   (AMT), 1.05%, 5/1/13 *                                 1,340         1,340
Strategic Fund, Thompson Family
   Holdings, (AMT), 0.99%, 7/1/28 *                       1,000         1,000
Strategic Fund, Trenton Forging Co.,
   (AMT), 1.10%, 6/1/20 *                                 1,505         1,505


                                    Continued

                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                    ------------  -----------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Trio Tool Co., (AMT),
   1.10%, 7/1/24 *                                   $    1,325   $     1,325
Strategic Fund, Ultra Tech Printing Co.,
   (AMT), 1.01%, 8/1/23 *                                 1,275         1,275
Strategic Fund, Waltec American
   Forgings, (AMT), 1.10%, 10/1/09 *                      2,400         2,400
Strategic Fund, Warren Screw Products,
   Inc., (AMT), 1.10%, 9/1/16 *                             400           400
Strategic Fund, Waterland, (AMT),
   1.30%, 6/1/25 *                                        1,000         1,000
Strategic Fund, Wayne Disposal,
   (AMT), 0.95%, 3/1/05 *                                 2,490         2,490
Strategic Fund, Wright K Technology,
   Inc. (AMT), 0.99%, 5/1/17 *                              745           745
Strategic Fund, YMCA Detroit Project,
   0.95%, 5/1/31 *                                          750           750
Swan Valley Schools, 2.00%, 5/1/04                          585           589
Taylor Builders Authority,
   1.50%, 12/1/03                                           390           391
Troy City Schools, 4.50%, 5/1/04                            485           497
Trunk Line, 3.00%, 10/1/03                                2,500         2,506
Underground Storage Tank Financial
   Assurance, 6.00%, 5/1/04                                 500           519
University of Michigan Hospital
   Revenue, Series A, 0.90%, 12/1/19 *                    2,000         2,000
University of Michigan, Medical Service
   Plan, Series A-1, 0.90%, 12/1/21 *                     2,950         2,950
University of Michigan, Series A,
   0.90%, 12/1/27 *                                       2,000         2,000
Walled Lake Consolidated School
   District, 6.00%, 5/1/04                                  500           518
Warren Capital Improvements,
   2.25%, 6/1/04                                            100           101
Warren Consolidated Schools,
   2.00%, 5/1/04                                            205           206
Warren Economic Development Corp.,
   Limited Obligation, CMX Corp.,
   (AMT), 1.40%, 9/15/03 *                                  955           955
Wyandotte City School, 3.00%, 5/1/04                        610           619
Wyandotte Electric Revenue,
   6.20%, 10/1/03                                         1,000         1,008
                                                                  -----------
                                                                      215,066
                                                                  -----------

PUERTO RICO  (3.6%)
Industrial Medical & Environmental
   Pollution Control, Facilities
   Financing Authority, Abbott
   Laboratories, 1.30%, 3/1/04 *                          4,695         4,695
Industrial Medical & Environmental
   Pollution Control, Facilities
   Financing Authority, Merck Co.,
   1.75%, 12/1/03 *                                       4,200         4,200
                                                                  -----------
                                                                        8,895
                                                                  -----------

TOTAL MUNICIPAL BONDS                                                 229,761
                                                                  -----------


                                    Continued

MICHIGAN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
-----------------------------------------------------------------------------
                                                       SHARES         VALUE
                                                    ------------  -----------

MONEY MARKETS  (2.0%)
AIM Tax Free Money Market Fund                            8,420   $         8
Dreyfus Tax Exempt Money
   Market Fund                                        4,713,439         4,713
Federated Tax Exempt Money
   Market Fund                                           91,947            92
Merrill Lynch Institutional Tax
   Exempt Fund                                           61,847            62
                                                                  -----------

TOTAL MONEY MARKETS                                                     4,875
                                                                  -----------

TOTAL INVESTMENTS (COST $251,136) (a) - 101.3%                        251,136

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%                         (3,312)
                                                                  -----------

NET ASSETS - 100.0%                                               $   247,824
                                                                  ===========



                 See notes to schedules of portfolio investments
                        and notes to financial statements


                                                  MUNICIPAL MONEY MARKET FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                JULY 31, 2003
                                                       (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                    ------------  -----------

COMMERCIAL PAPER  (2.2%)
ARIZONA  (1.2%)
Mesa, 0.90%, 8/5/03                                  $    2,970   $     2,970
                                                                  -----------

MICHIGAN  (1.0%)
University of Michigan, 0.80%, 9/2/03                     2,500         2,500
                                                                  -----------

TOTAL COMMERCIAL PAPER                                                  5,470
                                                                  -----------

MUNICIPAL BONDS  (98.0%)
ALASKA  (4.0%)
Valdez Marine Term Revenue, Exxon
   Mobile Corp., 0.85%, 12/1/33 *                        10,000        10,000
                                                                  -----------

ARIZONA  (0.7%)
Phoenix, Development Authority,
   Valley of the Sun YMCA,
   0.95%, 1/1/31 *                                          600           600
School Facility Board Revenue,
   5.25%, 7/1/04                                          1,205         1,252
                                                                  -----------
                                                                        1,852
                                                                  -----------

ARKANSAS  (0.2%)
Harrison School District Number 1,
   3.50%, 6/1/04                                            260           265
Lake Hamilton School District,
   3.00%, 4/1/04                                            160           162
                                                                  -----------
                                                                          427
                                                                  -----------

COLORADO  (6.2%)
Colorado Springs, Pikes Peak YMCA,
   0.90%, 11/1/22 *                                         900           900
Colorado Springs, Revenue National
   Strength and Condition,
   1.00%, 11/1/22 *                                         670           670
Commerce City, 1.55%, 12/1/31 *                           2,140         2,140
Crystal Valley Colorado Metropolitan
   District, 0.90%, 5/1/32 *                              1,700         1,700
Denver, Health & Hospital Authority,
   Series B, 0.95%, 12/1/31 *                               915           915
Durango, Revenue Health and Human
   Services, 1.00%, 12/15/14 *                              875           875
Holland Creek, 0.85%, 6/1/41 *                            4,000         4,000
Pinery West Metropolitan District
   No. 2, 1.30%, 11/3/03 *                                3,200         3,200
Smith Creek Metropolitian District,
   0.85%, 10/1/35 *                                       1,160         1,160
                                                                  -----------
                                                                       15,560
                                                                  -----------

FLORIDA  (0.8%)
Rural Utility Community Revenue,
   Projects Construction Series B,
   2.75%, 10/15/03                                        2,000         2,004
                                                                  -----------

IDAHO  (1.1%)
Idaho State University Foundation,
   Inc., 0.90%, 5/1/21 *                                  2,875         2,875
                                                                  -----------


                                    Continued

MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS)

-----------------------------------------------------------------------------
                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                    ------------  -----------

MUNICIPAL BONDS, CONTINUED
ILLINOIS  (14.6%)
Development Finance Authority,
   0.87%, 10/1/08 *                                  $      600   $       600
Development Finance Authority,
   0.90%, 4/1/32 *                                        2,000         2,000
Development Finance Authority,
   Pollution Control Revenue,
   Commonwealth Edison,
   5.30%, 1/15/04                                         4,000         4,076
Development Finance Authority, WTVP
   Channel 47, Series A, Lake County
   Family YMCA, 0.90%, 9/1/22 *                           3,650         3,650
Educational Facilities Authority, Field
   Museum of Natural History,
   0.85%, 11/1/25 *                                       4,900         4,901
Educational Facilities Authority,
   Lake County Family YMCA,
   0.85%, 11/1/30 *                                       2,900         2,900
Galesburg, Knox College,
   0.85%, 7/1/24 *                                        2,400         2,400
Health Facilities Authority,
   0.85%, 1/1/16 *                                        3,000         3,000
Hopedale, Industrial Development,
   Hopedale Medical Foundation,
   0.89%, 5/1/09 *                                          975           975
Kane County, 4.00%, 1/1/04                                1,455         1,473
Lake Villa, Allendale Association,
   0.90%, 10/1/26 *                                       5,200         5,200
Peoria, Peoria Academy,
   1.00%, 9/1/26 *                                        4,600         4,600
Springfield Community Improvement,
   0.90%, 12/1/25 *                                       1,000         1,000
                                                                  -----------
                                                                       36,775
                                                                  -----------

INDIANA  (15.0%)
Anderson, Sewer Revenue,
   3.25%, 11/1/03                                           410           412
Bond Banking Revenue, Series A,
   1.25%, 4/15/04                                         2,000         2,005
Crawfordsville, Economic Development,
   Autumn Woods Apartments,
   Series A, 0.89%, 1/1/30 *                              3,436         3,436
Development Financial Authority for
   Mental Health, 1.00%, 12/1/22 *                        4,000         4,000
Development Financial Authority,
   Regional Council of Carpenters,
   0.90%, 9/1/31 *                                        1,475         1,475
Educational Facilities Authority
   Revenue, Indiana Wesleyan
   University, Series A, 0.85%, 6/1/28 *                  1,500         1,500
Greenfield, Economic Development,
   1.14%, 9/1/05 *                                          405           405
Health Facilities Authority,
   0.85%, 1/1/20 *                                        5,100         5,100
Healthcare Facitities Revenue Southern,
   Indiana Rehabilitation Hospital,
   1.00%, 4/1/20 *                                        1,400         1,400


                                    Continued


                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                    ------------  -----------
MUNICIPAL BONDS, CONTINUED
INDIANA, CONTINUED
Indianapolis Local Public
   Improvements, 1.25%, 8/29/03                      $    2,000   $     2,000
Indianapolis, State Development
   Finance Authority, Lutheran
   Educational Facilities Project,
   0.95%, 10/1/17 *                                       2,545         2,545
Jeffersonville, Economic Development,
   Mental Health Center,
   1.00%, 9/1/22 *                                        2,580         2,580
Rushville, Economic Development,
   Flatrock River Lodge, Series A,
   0.94%, 7/1/16 *                                        1,520         1,520
Saint Joseph County, Economic
   Development Revenue,
   1.00%, 6/1/22 *                                        3,000         3,000
State Educational Facilities Authority,
   DePauw University, 0.90%, 7/1/32 *                     5,000         5,000
Vincennes, Economic Development,
   Lodge of the Wabash,
   0.94%, 7/1/15 *                                        1,730         1,730
                                                                  -----------
                                                                       38,108
                                                                  -----------

IOWA  (2.0%)
Financial Authority, Diocese of Sioux
   City, 0.90%, 3/1/19 *                                  1,800         1,800
Financial Authority, Putnam Museum
   of History, 0.90%, 5/1/12 *                            1,785         1,785
Higher Education Loan Authority,
   0.90%, 11/1/32 *                                       1,400         1,400
                                                                  -----------
                                                                        4,985
                                                                  -----------

KENTUCKY  (4.5%)
Breckinridge County Lease Program
   Revenue, 0.91%, 12/1/29 *                              4,200         4,200
Breckinridge County Lease Program
   Revenue, Association Counties
   Leasing, 0.91%, 2/1/31 *                               4,000         4,000
Campbell County School District
   Financial Corporate School
   Building, 2.00%, 2/1/04                                1,055         1,060
Rural Water Financial Corporation,
   2.25%, 11/1/03                                         2,000         2,002
                                                                  -----------
                                                                       11,262
                                                                  -----------

LOUISIANA  (0.7%)
Public Facility Authority Revenue,
   Medical Center, Louisiana University
   Hospital, 3.00%, 10/15/03                              1,695         1,701
                                                                  -----------

MICHIGAN  (11.3%)
Hospital Finance Authority, Hospital
   Equipment Loan Program, Series B,
   0.91%, 5/1/30 *                                        2,200         2,200
Housing Development Authority,
   Rental Housing Revenue, Series B,
   0.83%, 4/1/19 *                                        1,890         1,890
Jackson County Economic Development
   Corp., Vista Grande Villa,
   0.90%, 11/1/31 *                                       1,200         1,200


                                    Continued

                                                  MUNICIPAL MONEY MARKET FUND
                                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                JULY 31, 2003
                                                       (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------
                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                    ------------  -----------

MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Macomb County Hospital Finance
   Authority, Mount Clemens, Series A,
   0.90%, 10/1/20 *                                  $    1,000   $     1,000
Strategic Fund, Detroit Symphony,
   Series A, 0.90%, 6/1/31 *                              1,500         1,500
Strategic Fund, Lions Bear Lake Camp,
   0.90%, 8/1/22 *                                        1,200         1,200
Strategic Fund, Van Andel Research
   Institute, 0.90%, 12/1/21 *                            5,000         5,000
Strategic Fund, Village at Fort Gratiot
   LLC, 1.00%, 2/15/34 *                                    885           885
Strategic Fund, Vincent Home Project,
   0.95%, 8/1/28 *                                        6,645         6,645
University of Michigan, Medical
   Services Plan, Series A,
   0.90%, 12/1/27 *                                       1,250         1,250
University of Michigan, Series A-2,
   0.90%, 12/1/24 *                                       5,800         5,800
                                                                  -----------
                                                                       28,570
                                                                  -----------

MINNESOTA  (4.3%)
Lauderdale, Childrens Home Society,
   1.00%, 12/1/30 *                                       2,200         2,200
Minneapolis, Minnehaha Academy
   Project, 1.00%, 5/1/26 *                               3,600         3,600
Rural Water Financial Authority,
   2.38%, 12/15/03                                        3,125         3,137
School District Tax and Aid
   Anticipation Borrowing Program,
   2.25%, 8/20/03                                         2,000         2,001
                                                                  -----------
                                                                       10,938
                                                                  -----------

MISSISSIPPI  (0.4%)
Columbus Water and Sewer Revenue,
   6.50%, 5/1/13, (Prerefunded
   5/1/04 @ 102)                                          1,000         1,062
                                                                  -----------

MISSOURI  (2.1%)
Development Financial Board,
   Infrastructure Facilities, St. Louis
   Convention Center, Series C,
   0.95%, 12/1/20 *                                       3,700         3,700
Health & Educational Facilities
   Authority, Saint Francis Medical
   Center, Series A, 0.90%, 6/1/26 *                      1,700         1,700
                                                                  -----------
                                                                        5,400
                                                                  -----------

NEW JERSEY  (1.7%)
Economic Development Authority,
   Market Transition Facility, Senior
   Lien, Series A, 7.00%, 7/1/04                          4,000         4,217
                                                                  -----------

NEW YORK  (0.2%)
Energy Research & Development
   Authority, Pollution Control, State
   Electric & Gas, Series C,
   0.85%, 6/1/29 *                                          500           500
                                                                  -----------


                                    Continued


                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                    ------------  -----------

MUNICIPAL BONDS, CONTINUED
NORTH CAROLINA  (1.2%)
Capital Facilities Finance Agency,
   NCA&T University,
   0.90%, 7/1/32 *                                   $    3,000   $     3,000
                                                                  -----------

OHIO  (11.3%)
Butler County, Healthcare Facilities,
   0.85%, 5/1/27 *                                        2,000         2,000
Butler County, Series A, 2.00%, 3/12/04                     500           503
Columbiana County, Revenue, East
   Liverpool, 0.90%, 10/1/23 *                            3,500         3,500
Coshocton County, Hospital Revenue,
   1.00%, 3/1/14 *                                          250           250
Franklin County, Healthcare Facilities
   Revenue, 0.90%, 7/1/33 *                                 760           760
Highway, Series V, GO, 4.80%, 5/15/04                     3,000         3,090
Independence, Economic Development
   Revenue, 0.90%, 12/1/16 *                              2,275         2,275
Montgomery County, Economic
   Development, Benjamin & Marian
   Arts Center, Series A, 0.90%, 4/1/11 *                 2,800         2,800
Montgomery County, Economic
   Development, Dayton Art Institute,
   0.90%, 5/1/26 *                                        3,400         3,400
Montgomery County, Health Care
   Facilities, Community Blood Center,
   1.00%, 12/1/20 *                                       1,895         1,895
Ohio City Services Special Assessment,
   0.90%, 12/1/03 *                                         800           800
Summit County, Industrial
   Development Revenue, SSP Fittings
   Corporate Project, 1.00%, 9/1/11 *                     1,200         1,200
University of Cincinnati, 1.75%, 3/18/04                  1,000         1,004
Water Development Authority,
   Pollution Control Revenue,
   Cleveland Electric, Series B,
   0.85%, 8/1/20 *                                        5,100         5,100
                                                                  -----------
                                                                       28,577
                                                                  -----------

PENNSYLVANIA  (2.3%)
Corry Area School District,
   5.00%, 12/1/03                                         2,750         2,785
North Wales, Water Authority, Rural
   Water Projects Revenue,
   2.50%, 12/1/03                                         3,000         3,008
                                                                  -----------
                                                                        5,793
                                                                  -----------

TENNESSEE  (0.4%)
Clarksville, Public Building Authority,
   0.95%, 7/1/31 *                                          900           900
                                                                  -----------


                                    Continued

MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2003
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
-----------------------------------------------------------------------------
                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                    ------------  -----------

MUNICIPAL BONDS, CONTINUED
TEXAS   (5.5%)
Cypress - Fairbanks, Independent
   School District, 4.00%, 2/15/04                   $    1,000   $     1,016
Fort Worth Water and Sewer,
   5.50%, 2/15/04                                           500           512
Gregory Portland, Independent School
   District, 6.00%, 8/15/03                                 300           301
San Antonio, Industrial Developement
   Authority, 0.90%, 12/1/12 *                            8,450         8,448
San Jacinto, Community College,
   2.50%, 2/15/04                                         1,195         1,204
Tarrant County, 5.75%, 7/15/04                              500           522
Tax & Revenue, 2.75%, 8/29/03                             2,000         2,002
                                                                  -----------
                                                                       14,005
                                                                  -----------

WASHINGTON  (4.5%)
Bremerton Revenue, 0.90%, 12/1/28 *                       3,100         3,100
Health Care Facilities Authority
   Revenue, Inland Northwest Blood,
   0.90%, 8/1/26 *                                        4,380         4,380
Richland Gold Enterprises Revenue,
   0.85%, 12/1/21 *                                       3,640         3,640
Shoreline Water Distribution,
   2.00%, 5/1/04                                            255           257
                                                                  -----------
                                                                       11,377
                                                                  -----------

WEST VIRGINIA  (0.2%)
West Virginia University Revenue,
   Series A, 5.00%, 5/1/04                                  600           618
                                                                  -----------

WISCONSIN  (2.8%)
Health & Educational Facility,
   0.90%, 10/1/21 *                                       1,060         1,060
Health & Educational Facility,
   0.90%, 7/1/28 *                                          700           700
Milwaukee County, Milwaukee Public
   Museum, 0.90%, 6/1/29 *                                  350           350
Oregon, 2.00%, 9/1/03                                       265           265
West Allis School District,
   1.40%, 12/15/03                                        1,950         1,952
West Allis, State Fair Park Exposition
   Center, 0.92%, 8/1/28 *                                2,700         2,700
                                                                  -----------
                                                                        7,027
                                                                  -----------

TOTAL MUNICIPAL BONDS                                                 247,533
                                                                  -----------


                                    Continued


                                                         SHARES         VALUE
                                                    ------------  -----------
MONEY MARKETS  (0.2%)
AIM Tax Free Money Market Fund                           19,650   $        20
Dreyfus Tax Exempt Money Market
   Fund                                                 551,637           552
Federated Tax Exempt Money Market
   Fund                                                  15,760            16
                                                                  -----------
TOTAL MONEY MARKETS                                                       588
                                                                  -----------

TOTAL INVESTMENTS (COST $253,591) (a) - 100.4%                        253,591

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%                         (1,073)
                                                                  -----------

NET ASSETS - 100.0%                                               $   252,518
                                                                  ===========


NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

* Variable rate security. Rate presented represents rate in effect at July 31, 2003. Maturity date reflects actual maturity date.
**   Effective yield at purchase.
(a)  Also represents cost for federal income tax purposes.
(b) Proceeds range from $29,520 to $160,005. Collateralized by various U.S. Treasury securities.
(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
The following abbreviations are used in these Schedules of Portfolio
Investments:
AMT - Alternative Minimum Tax Paper
GO - General Obligation
LLC - Limited Liability Company
LOC - Letter of Credit
MTN - Medium Term Note


                        See notes to financial statements

                       This page intentionally left blank.


FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2003
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------
                                                                PRIME         INSTITUTIONAL      INSTITUTIONAL
                                                            MONEY MARKET      MONEY MARKET      GOVERNMENT MONEY
Assets:                                                         FUND              FUND            MARKET FUND
                                                            ------------      -------------     ----------------
Investments, at amortized cost                               $1,812,178          $704,722           $474,945
Repurchase agreements, at cost                                  186,356            58,740            140,234
                                                             ----------          --------           --------
                Total Investments                             1,998,534           763,462            615,179
Cash                                                                  1                --^                --^
Interest receivable                                               8,368             3,346              2,386
Receivable from Advisor and affiliates                                2                 4                  2
Prepaid expense and other assets                                     36                 5                 18
                                                             ----------          --------           --------
                Total Assets                                  2,006,941           766,817            617,585
                                                             ----------          --------           --------

Liabilities:
Distributions payable                                             1,068               659                403
Payable for investments purchased                                    --                --                 --
Payable for Fund shares redeemed                                      7                --                 --
Accrued expenses and other payables:
                Payable to Advisor and affiliates                   726                79                150
                Distribution and administrative
                   services fees                                     92                --                 --
                Other                                               130                56                 33
                                                             ----------          --------           --------
                Total Liabilities                                 2,023               794                586
                                                             ----------          --------           --------

Net Assets:
Paid-in Capital                                              $2,004,863          $766,008           $616,993
Accumulated net investment income                                    --                11                 --
Accumulated net realized gain/(loss) from
  investment transactions                                            55                 4                  6
                                                             ----------          --------           --------
                Net Assets                                   $2,004,918          $766,023           $616,999
                                                             ==========          ========           ========

Net Assets:
                Institutional Shares                         $1,565,589          $766,023           $616,999
                Class A Shares                                  436,687                NA                 NA
                Class B Shares                                    2,426                NA                 NA
                Class C Shares                                      154                NA                 NA
                Advisor Shares                                       62                NA                 NA
                                                             ----------          --------           --------
                Total                                        $2,004,918          $766,023           $616,999
                                                             ==========          ========           ========

Shares of Beneficial Interest Outstanding
  (Unlimited number of shares authorized,
  no par value):
                Institutional Shares                          1,565,591           766,009            616,994
                Class A Shares                                  436,679                NA                 NA
                Class B Shares                                    2,426                NA                 NA
                Class C Shares                                      154                NA                 NA
                Advisor Shares                                       62                NA                 NA
                                                             ----------          --------           --------
                Total                                         2,004,912           766,009            616,994
                                                             ==========          ========           ========

Net Asset Value
Offering and redemption price per share --
Institutional Shares, Class A Shares, Class B Shares,
        Class C Shares and Advisor Shares (a)                $     1.00          $   1.00           $   1.00
                                                             ==========          ========           ========


                        See notes to financial statements

                                                               FIFTH THIRD FUNDS
                                            STATEMENTS OF ASSETS AND LIABILITIES
                                                                   JULY 31, 2003
                                 (AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------
                                                              GOVERNMENT         U.S. TREASURY    MICHIGAN MUNICIPAL     MUNICIPAL
                                                             MONEY MARKET         MONEY MARKET       MONEY MARKET       MONEY MARKET
Assets:                                                          FUND                FUND                FUND               FUND
                                                            --------------      --------------    ------------------    ------------
Investments, at amortized cost                                 $451,435           $  578,489           $251,136           $253,591
Repurchase agreements, at cost                                       --            1,064,520                 --                 --
                                                               --------           ----------           --------           --------
                Total Investments                               451,435            1,643,009            251,136            253,591
Cash                                                                 --                  169                 --                 --
Interest receivable                                               1,418                3,084                772                530
Receivable from Advisor and affiliates                               --                   --                  1                 --
Prepaid expense and other assets                                     19                   16                  5                 17
                                                               --------           ----------           --------           --------
                Total Assets                                    452,872            1,646,278            251,914            254,138
                                                               --------           ----------           --------           --------

Liabilities:
Distributions payable                                               156                  931                 97                116
Payable for investments purchased                                    --                   --              3,889              1,452
Payable for Fund shares redeemed                                     --                   --                 --                 --
Accrued expenses and other payables:
                Payable to Advisor and affiliates                   166                  367                 84                 35
                Distribution and administrative
                   services fees                                     31                   --                 --^                 9
                Other                                                22                   75                 20                  8
                                                               --------           ----------           --------           --------
                Total Liabilities                                   375                1,373              4,090              1,620
                                                               --------           ----------           --------           --------

Net Assets:
Paid-in Capital                                                $452,584           $1,645,090           $247,834           $252,533
Accumulated net investment income                                     8                   --                (10)                 2
Accumulated net realized gain/(loss) from
  investment transactions                                           (95)                (185)                --                (17)
                                                               --------           ----------           --------           --------
                Net Assets                                     $452,497           $1,644,905           $247,824           $252,518
                                                               ========           ==========           ========           ========

Net Assets:
                Institutional Shares                           $275,107           $1,644,905           $247,805           $199,439
                Class A Shares                                  177,390                   NA                 19             53,079
                Class B Shares                                       NA                   NA                 NA                 NA
                Class C Shares                                       NA                   NA                 NA                 NA
                Advisor Shares                                       NA                   NA                 NA                 NA
                                                               --------           ----------           --------           --------
                Total                                          $452,497           $1,644,905           $247,824           $252,518
                                                               ========           ==========           ========           ========

Shares of Beneficial Interest Outstanding
  (Unlimited number of shares authorized,
  no par value):
                Institutional Shares                            275,254            1,644,848            247,764            199,440
                Class A Shares                                  177,503                   NA                 19             53,097
                Class B Shares                                       NA                   NA                 NA                 NA
                Class C Shares                                       NA                   NA                 NA                 NA
                Advisor Shares                                       NA                   NA                 NA                 NA
                                                               --------           ----------           --------           --------
                Total                                           452,757            1,644,848            247,783            252,537
                                                               ========           ==========           ========           ========

Net Asset Value
Offering and redemption price per share --
Institutional Shares, Class A Shares, Class B Shares,
        Class C Shares and Advisor Shares (a)                  $   1.00           $     1.00           $   1.00           $   1.00
                                                               ========           ==========           ========           ========



-------------------
(a)  Redemption price per share for Class B Shares and Class C Shares varies by length of time shares are held.
^    Amount less than $500.


                        See notes to financial statements

                                  22-23 SPREAD


FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2003
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
                                                                PRIME         INSTITUTIONAL      INSTITUTIONAL
                                                            MONEY MARKET      MONEY MARKET      GOVERNMENT MONEY
                                                                FUND              FUND            MARKET FUND
                                                            ------------      -------------     ----------------
Investment Income:
Interest income                                                $31,328            $7,905              $7,887
Dividend income                                                  2,031               414                 247
                                                               -------            ------              ------
                Total Investment Income                         33,359             8,319               8,134
                                                               -------            ------              ------

Expenses:
Investment advisory fees                                         8,545             2,277               2,258
Administration fees                                              3,704               987                 979
Distribution services fees--Class A Shares                       1,060                NA                  NA
Distribution services fees--Class B Shares                          23                NA                  NA
Distribution services fees--Class C Shares                           3                NA                  NA
Distribution services fees--Advisor Shares                          --^               NA                  NA
Administrative services fees--Class C Shares                         1                NA                  NA
Accounting fees                                                    372               118                 119
Transfer and dividend disbursing agent fees                        561               138                 132
Other expenses                                                     674               168                 181
                                                               -------            ------              ------
                Total expenses                                  14,943             3,688               3,669
                                                               -------            ------              ------
                Less: Waiver and/or reimbursement from
                   Advisor and/or affiliates                    (2,321)           (2,436)             (1,410)
                   Distribution services--Class A,
                      Class B and Class C Shares waived             (8)               --                  --
                                                               -------            ------              ------
                Net Expenses                                    12,614             1,252               2,259
                                                               -------            ------              ------

                Net Investment Income                           20,745             7,067               5,875
                                                               -------            ------              ------
Net realized gains/(losses) from investment transactions            55                 4                   7
                                                               -------            ------              ------
Change in net assets resulting from operations                 $20,800            $7,071              $5,882
                                                               =======            ======              ======


                        See notes to financial statements


                                                               FIFTH THIRD FUNDS
                                                        STATEMENTS OF OPERATIONS
                                                FOR THE YEAR ENDED JULY 31, 2003
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                              GOVERNMENT       U.S. TREASURY     MICHIGAN MUNICIPAL      MUNICIPAL
                                                             MONEY MARKET       MONEY MARKET        MONEY MARKET        MONEY MARKET
                                                                 FUND              FUND                 FUND                FUND
                                                            --------------    --------------     ------------------     ------------
Investment Income:
Interest income                                                  $6,488           $18,677               $3,469             $3,429
Dividend income                                                     203               624                   97                 81
                                                                 ------           -------               ------             ------
                Total Investment Income                           6,691            19,301                3,566              3,510
                                                                 ------           -------               ------             ------

Expenses:
Investment advisory fees                                          1,829             5,582                1,005              1,313
Administration fees                                                 793             2,419                  436                455
Distribution services fees--Class A Shares                          459                NA                   --^                90
Distribution services fees--Class B Shares                           NA                NA                   NA                 NA
Distribution services fees--Class C Shares                           NA                NA                   NA                 NA
Distribution services fees--Advisor Shares                           NA                NA                   NA                 NA
Administrative services fees--Class C Shares                         NA                NA                   NA                 NA
Accounting fees                                                     109               232                   73                 75
Transfer and dividend disbursing agent fees                         134               346                   63                 77
Other expenses                                                      163               500                   95                137
                                                                 ------           -------               ------             ------
                Total expenses                                    3,487             9,079                1,672              2,147
                                                                 ------           -------               ------             ------
                Less: Waiver and/or reimbursement from
                   Advisor and/or affiliates                       (222)           (3,489)                (315)              (959)
                   Distribution services--Class A,
                      Class B and Class C Shares waived             (92)               --                   --^               (51)
                                                                 ------           -------               ------             ------
                Net Expenses                                      3,173             5,590                1,357              1,137
                                                                 ------           -------               ------             ------

                Net Investment Income                             3,518            13,711                2,209              2,373
                                                                 ------           -------               ------             ------
Net realized gains/(losses) from investment transactions             24                 6                   --                 (1)
                                                                 ------           -------               ------             ------
Change in net assets resulting from operations                   $3,542           $13,717               $2,209             $2,372
                                                                 ======           =======               ======             ======


--------------
^ Amount less than $500.


                        See notes to financial statements


                                  24-25 SPREAD

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                  PRIME                  INSTITUTIONAL       INSTITUTIONAL GOVERNMENT
                                              MONEY MARKET               MONEY MARKET             MONEY MARKET
                                                  FUND                       FUND                      FUND
                                        -----------------------     ----------------------    ----------------------
                                         YEAR          YEAR           YEAR         YEAR         YEAR         YEAR
                                         ENDED         ENDED          ENDED        ENDED        ENDED        ENDED
                                        JULY 31,      JULY 31,       JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                          2003        2002 (a)         2003         2002         2003       2002 (b)
                                       ----------    ----------     ---------    ---------    ---------    ---------
Change in Net Assets:
Operations:
        Net investment income          $   20,745    $   35,227     $   7,067    $   2,783    $   5,875    $   9,596
        Net realized gains/(losses)
           from investment
           transactions                        55            35             4           11            7           --
                                       ----------    ----------     ---------    ---------    ---------    ---------
Change in net assets resulting
        from operations                    20,800        35,262         7,071        2,794        5,882        9,596
                                       ----------    ----------     ---------    ---------    ---------    ---------

Distributions to shareholders:
        Institutional Shares              (17,318)      (27,701)       (7,067)      (2,783)      (5,875)      (9,543)
        Class A Shares                     (3,247)       (7,723)           NA           NA           NA          (55)
        Class B Shares                         (7)          (15)           NA           NA           NA           NA
        Class C Shares                         (1)           --^           NA           NA           NA           NA
        Advisor Shares                         --^           --^           NA           NA           NA           NA
                                       ----------    ----------     ---------    ---------    ---------    ---------
        Change in net assets from
           shareholder distributions      (20,573)      (35,439)       (7,067)      (2,783)      (5,875)      (9,598)
                                       ----------    ----------     ---------    ---------    ---------    ---------
        Change in net assets from fund
           share transactions            (177,024)    1,022,604       576,489      117,741      191,900      (20,922)
                                       ----------    ----------     ---------    ---------    ---------    ---------
           Change in net assets          (176,797)    1,022,427       576,493      117,752      191,907      (20,924)
Net Assets:
        Beginning of period             2,181,715     1,159,288       189,530       71,778      425,092      446,016
                                       ----------    ----------     ---------    ---------    ---------    ---------
        End of period                  $2,004,918    $2,181,715     $ 766,023    $ 189,530    $ 616,999    $ 425,092
                                       ==========    ==========     =========    =========    =========    =========
Accumulated Net Investment Income      $       --    $     (172)    $      11    $      11    $      --    $      --
                                       ==========    ==========     =========    =========    =========    =========

Share Transactions: *
Institutional Shares
        Shares issued                   3,514,437     3,054,129     2,541,319      768,327    1,977,111    1,661,984
        Shares issued in merger                --       753,894            --           --           --          123
        Dividends reinvested                1,927         3,436         1,984          756        1,816        5,306
        Shares redeemed                (3,683,165)   (2,881,252)   (1,966,814)    (651,341)  (1,787,027)  (1,652,598)
                                       ----------    ----------     ---------    ---------    ---------    ---------
        Total Institutional Shares       (166,801)      930,207       576,489      117,742      191,900       14,815
                                       ----------    ----------     ---------    ---------    ---------    ---------

Class A Shares
        Shares issued                     870,263       540,172            NA           NA           NA       19,828
        Shares issued in merger                --         1,420            NA           NA           NA           --
        Dividends reinvested                3,559         8,228            NA           NA           NA           55
        Shares redeemed                  (884,736)     (458,314)           NA           NA           NA      (55,621)
                                       ----------    ----------     ---------    ---------    ---------    ---------
        Total Class A Shares              (10,914)       91,506            NA           NA           NA      (35,738)
                                       ----------    ----------     ---------    ---------    ---------    ---------

Class B Shares
        Shares issued                       1,907         2,359            NA           NA           NA           NA
        Dividends reinvested                    7            15            NA           NA           NA           NA
        Shares redeemed                    (1,381)       (1,502)           NA           NA           NA           NA
                                       ----------    ----------     ---------    ---------    ---------    ---------
        Total Class B Shares                  533           872            NA           NA           NA           NA
                                       ----------    ----------     ---------    ---------    ---------    ---------

Class C Shares
        Shares issued                       8,231           190            NA           NA           NA           NA
        Dividends reinvested                    1            --^           NA           NA           NA           NA
        Shares redeemed                    (8,138)         (130)           NA           NA           NA           NA
                                       ----------    ----------     ---------    ---------    ---------    ---------
        Total Class C Shares                   94            60            NA           NA           NA           NA
                                       ----------    ----------     ---------    ---------    ---------    ---------

Advisor Shares
        Shares issued                         138             4            NA           NA           NA           NA
        Dividends reinvested                   --^           --^           NA           NA           NA           NA
        Shares redeemed                       (78)           (2)           NA           NA           NA           NA
                                       ----------    ----------     ---------    ---------    ---------    ---------
        Total Advisor Shares                   60             2            NA           NA           NA           NA
                                       ----------    ----------     ---------    ---------    ---------    ---------

Change from share transactions           (177,028)    1,022,647       576,489      117,742      191,900      (20,923)
                                       ==========    ==========     =========    =========    =========    =========

                                                GOVERNMENT                 U.S. TREASURY
                                               MONEY MARKET                 MONEY MARKET
                                                    FUND                        FUND
                                           -----------------------     -----------------------
                                             YEAR          YEAR          YEAR         YEAR
                                             ENDED         ENDED         ENDED        ENDED
                                            JULY 31,      JULY 31,      JULY 31,     JULY 31,
                                              2003          2002          2003         2002
                                           ---------     ---------     ----------   ----------
Change in Net Assets:
Operations:
        Net investment income              $   3,518     $   8,506     $   13,711   $   20,829
        Net realized gains/(losses)
           from investment
           transactions                           24             3              6            4
                                           ---------     ---------     ----------   ----------
Change in net assets resulting
        from operations                        3,542         8,509         13,717       20,833
                                           ---------     ---------     ----------   ----------

Distributions to shareholders:
        Institutional Shares                  (2,495)       (4,555)       (13,711)     (20,829)
        Class A Shares                        (1,336)       (3,954)            NA           NA
        Class B Shares                            NA            NA             NA           NA
        Class C Shares                            NA            NA             NA           NA
        Advisor Shares                            NA            NA             NA           NA
                                           ---------     ---------     ----------   ----------
        Change in net assets from
           shareholder distributions          (3,831)       (8,509)       (13,711)     (20,829)
                                           ---------     ---------     ----------   ----------
        Change in net assets from fund
           share transactions                (96,335)       62,241        501,547       84,941
                                           ---------     ---------     ----------   ----------
           Change in net assets              (96,624)       62,241        501,553       84,945
Net Assets:
        Beginning of period                  549,121       486,880      1,143,352    1,058,407
                                           ---------     ---------     ----------   ----------
        End of period                      $ 452,497     $ 549,121     $1,644,905   $1,143,352
                                           =========     =========     ==========   ==========
Accumulated Net Investment Income          $       8     $     351     $       --   $      247
                                           =========     =========     ==========   ==========

Share Transactions: *
Institutional Shares
        Shares issued                        378,580       344,032     3,686,175     2,433,671
        Shares issued in merger                   --            --            --            --
        Dividends reinvested                      93           211         1,187         2,335
        Shares redeemed                     (382,443)     (303,998)   (3,185,815)   (2,351,061)
                                           ---------     ---------     ---------    ----------
        Total Institutional Shares            (3,770)       40,245       501,547        84,945
                                           ---------     ---------     ---------    ----------

Class A Shares
        Shares issued                        197,984       318,004            NA            NA
        Shares issued in merger                   --            --            NA            NA
        Dividends reinvested                   1,489         4,473            NA            NA
        Shares redeemed                     (292,038)     (300,480)           NA            NA
                                           ---------     ---------     ---------    ----------
        Total Class A Shares                 (92,565)       21,997            NA            NA
                                           ---------     ---------     ---------    ----------

Class B Shares
        Shares issued                             NA            NA            NA            NA
        Dividends reinvested                      NA            NA            NA            NA
        Shares redeemed                           NA            NA            NA            NA
                                           ---------     ---------     ---------    ----------
        Total Class B Shares                      NA            NA            NA            NA
                                           ---------     ---------     ---------    ----------

Class C Shares
        Shares issued                             NA            NA            NA            NA
        Dividends reinvested                      NA            NA            NA            NA
        Shares redeemed                           NA            NA            NA            NA
                                           ---------     ---------     ---------    ----------
        Total Class C Shares                      NA            NA            NA            NA
                                           ---------     ---------     ---------    ----------

Advisor Shares
        Shares issued                             NA            NA            NA            NA
        Dividends reinvested                      NA            NA            NA            NA
        Shares redeemed                           NA            NA            NA            NA
                                           ---------     ---------     ---------    ----------
        Total Advisor Shares                      NA            NA            NA            NA
                                           ---------     ---------     ---------    ----------

Change from share transactions               (96,335)       62,242       501,547        84,945
                                           =========     =========     ==========   ==========
                                             MICHIGAN MUNICIPAL               MUNICIPAL
                                                 MONEY MARKET                MONEY MARKET
                                                      FUND                        FUND
                                            -----------------------    -----------------------
                                              YEAR          YEAR         YEAR          YEAR
                                              ENDED         ENDED        ENDED         ENDED
                                             JULY 31,      JULY 31,     JULY 31,      JULY 31,
                                               2003          2002         2003          2002
                                            ---------     ---------    ---------     ---------
Change in Net Assets:
Operations:
        Net investment income               $   2,209     $   4,115    $   2,373     $   3,796
        Net realized gains/(losses)
           from investment
           transactions                            --            37           (1)           --^
                                            ---------     ---------    ---------     ---------
Change in net assets resulting
        from operations                         2,209         4,152        2,372         3,796
                                            ---------     ---------    ---------     ---------

Distributions to shareholders:
        Institutional Shares                   (2,210)       (4,113)      (2,057)       (3,214)
        Class A Shares                             (1)           (2)        (286)         (610)
        Class B Shares                             NA            NA           NA            NA
        Class C Shares                             NA            NA           NA            NA
        Advisor Shares                             NA            NA           NA            NA
                                            ---------     ---------    ---------     ---------
        Change in net assets from
           shareholder distributions           (2,211)       (4,115)      (2,343)       (3,824)
                                            ---------     ---------    ---------     ---------
        Change in net assets from fund
           share transactions                 (44,969)      (25,000)     (38,795)       60,063
                                            ---------     ---------    ---------     ---------
           Change in net assets               (44,971)      (24,963)     (38,766)       60,035
Net Assets:
        Beginning of period                   292,795       317,758      291,284       231,249
                                            ---------     ---------    ---------     ---------
        End of period                       $ 247,824     $ 292,795    $ 252,518     $ 291,284
                                            =========     =========    =========     =========
Accumulated Net Investment Income           $     (10)    $      (8)   $       2     $     (28)
                                            =========     =========    =========     =========

Share Transactions: *
Institutional Shares
        Shares issued                         413,441       519,400      395,321       440,684
        Shares issued in merger                    --            --           --            --
        Dividends reinvested                    1,081         2,086          105           333
        Shares redeemed                      (459,333)     (546,451)    (445,294)     (381,983)
                                            ---------     ---------    ---------     ---------
        Total Institutional Shares            (44,811)      (24,965)     (49,868)       59,034
                                            ---------     ---------    ---------     ---------

Class A Shares
        Shares issued                              97           572      165,303        71,908
        Shares issued in merger                    --            --           --            --
        Dividends reinvested                        1             3          297           639
        Shares redeemed                          (257)         (612)    (154,527)      (71,518)
                                            ---------     ---------    ---------     ---------
        Total Class A Shares                     (159)          (37)      11,073         1,029
                                            ---------     ---------    ---------     ---------

Class B Shares
        Shares issued                              NA            NA           NA            NA
        Dividends reinvested                       NA            NA           NA            NA
        Shares redeemed                            NA            NA           NA            NA
                                            ---------     ---------    ---------     ---------
        Total Class B Shares                       NA            NA           NA            NA
                                            ---------     ---------    ---------     ---------

Class C Shares
        Shares issued                              NA            NA           NA            NA
        Dividends reinvested                       NA            NA           NA            NA
        Shares redeemed                            NA            NA           NA            NA
                                            ---------     ---------    ---------     ---------
        Total Class C Shares                       NA            NA           NA            NA
                                            ---------     ---------    ---------     ---------

Advisor Shares
        Shares issued                              NA            NA           NA            NA
        Dividends reinvested                       NA            NA           NA            NA
        Shares redeemed                            NA            NA           NA            NA
                                            ---------     ---------    ---------     ---------
        Total Advisor Shares                       NA            NA           NA            NA
                                            ---------     ---------    ---------     ---------

Change from share transactions                (44,970)      (25,002)     (38,795)       60,063
                                            =========     =========    =========     =========


----------------------------
(a)  Reflects operations for the period from October 29, 2001 (date of commencement of operations) to July 31, 2002 for Advisor Shares and from
     May 5, 2002 (date of commencement of operations) to July 31, 2002 for Class
     C Shares.
(b)  Class A Shares of the Institutional Government Money Market Fund were exchanged into Institutional Shares effective October 29, 2001.
*    Share transactions are at par value of $1.00 per share.
^    Amount less than 500 dollars/shares.


                        See notes to financial statements


                                  26-27 SPREAD

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2003
--------------------------------------------------------------------------------


(1) ORGANIZATION

The Fifth Third Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust. At July 31, 2003, the Trust consisted of thirty-seven separate investment portfolios.

The accompanying financial statements and notes relate only to the following Funds (individually the "Fund" and collectively the "Funds"):

PORTFOLIO NAME

Fifth Third Prime Money Market Fund ("Prime Money Market Fund")
Fifth Third Institutional Money Market Fund ("Institutional Money Market Fund") Fifth Third Institutional Government Money Market Fund ("Institutional
  Government Money Market Fund")
Fifth Third Government Money Market Fund ("Government Money Market Fund")
Fifth Third U.S. Treasury Money Market Fund ("U. S. Treasury Money Market Fund") Fifth Third Michigan Municipal Money Market Fund ("Michigan Municipal Money
  Market Fund")
Fifth Third Ohio Tax Exempt Money Market Fund ("Ohio Tax Exempt Money Market
  Fund")
Fifth Third Municipal Money Market Fund ("Municipal Money Market Fund")

The Prime Money Market Fund offers five classes of shares: Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Advisor Shares. The Government Money Market Fund, Michigan Municipal Money Market Fund and the Municipal Money Market Fund offer two classes of shares: Institutional Shares and Class A Shares. The Institutional Money Market Fund, Institutional Government Money Market Fund and the U.S. Treasury Money Market Fund offer only Institutional Shares. Each class of shares for each Fund has identical rights and privileges except with respect to administrative services fees paid by Class C Shares, distribution services fees paid by Class A Shares, Class B Shares, Class C Shares and Advisor Shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Shares of the Ohio Tax Exempt Money Market Fund are currently not offered.

(2) REORGANIZATION

The Trust entered into an Agreement and Plan of Reorganization (the "Reorganization") with the Kent Funds pursuant to which all of the assets and liabilities of each Kent Fund transferred to a corresponding Fifth Third Fund in exchange for shares of the Fifth Third Fund. Each Kent Fund listed below transferred all of its assets and liabilities to the corresponding Fifth Third Fund identified opposite its name in exchange for shares of such Fifth Third
Fund:

KENT FUNDS                                         FIFTH THIRD FUNDS
----------------------------------------------------------------------------------------------
Kent Money Market Fund                             Fifth Third Prime Money Market Fund
Lyon Street Institutional Money Market Fund        Fifth Third Institutional Money Market Fund
Kent Government Money Market Fund                  Fifth Third Institutional Government
                                                        Money Market Fund
Kent Michigan Municipal Money Market Fund          Fifth Third Michigan Municipal
                                                        Money Market Fund

The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on October 29, 2001 and was approved by shareholders of the Kent Funds at a Special Meeting of Shareholders held on July 27, 2001. The following is a summary of shares outstanding, net assets and net asset values per share immediately before and after the reorganization:

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                   JULY 31, 2003
--------------------------------------------------------------------------------


                                       INSTITUTIONAL SHARES           INVESTMENT A SHARES            INVESTMENT B SHARES
                                  -----------------------------   ---------------------------      --------------------------
                                                           NET                           NET                             NET
                                                NET       ASSET              NET        ASSET                NET        ASSET
                                    SHARES     ASSETS     VALUE    SHARES   ASSETS      VALUE      SHARES   ASSETS      VALUE
                                  ---------  ----------   -----   -------  --------     -----      ------   ------     ------
Kent Money Market Fund (a)          753,894  $  753,884   $1.00     1,420  $  1,420     $1.00          --   $   --     $   --
Fifth Third Prime Money
  Market Fund (a)                   805,648     805,649    1.00   422,463   422,475      1.00       1,579    1,579       1.00
                                  ---------  ----------   -----   -------  --------     -----       -----   ------      -----
Fifth Third Prime Money
  Market Fund (b) (c)             1,559,542  $1,559,533   $1.00   423,883  $423,895     $1.00       1,579   $1,579     $ 1.00
-----------------------------------------------------------------------------------------------------------------------------
Kent Lyon St. Institutional
  Money Market Fund (a)              98,247  $   98,247   $1.00        NA        NA        NA          NA       NA         NA
Fifth Third Institutional
  Money Market Fund (a)                  --          --      --        NA        NA        NA          NA       NA         NA
                                  ---------  ----------   -----   -------  --------     -----       -----   ------      -----
Fifth Third Institutional
  Money Market Fund (b)              98,247  $   98,247   $1.00        NA        NA        NA          NA       NA         NA
-----------------------------------------------------------------------------------------------------------------------------
Kent Government Money
  Market Fund (a)                   454,591  $  454,590   $1.00        NA        NA        NA          NA       NA         NA
Fifth Third Institutional
  Government
  Money Market Fund (a)                  --          --      --        NA        NA        NA          NA       NA         NA
                                  ---------  ----------   -----   -------  --------     -----       -----   ------      -----
Fifth Third Institutional
  Government
  Money Market Fund (b)             454,591  $  454,590   $1.00        NA        NA        NA          NA       NA         NA
-----------------------------------------------------------------------------------------------------------------------------
Kent Michigan Municipal Money
  Market Fund (a)                   296,912  $  296,915   $1.00       204  $    204     $1.00          NA       NA         NA
Fifth Third Michigan Municipal
  Money Market Fund (a)                  --          --      --        --        --        --          NA       NA         NA
                                  ---------  ----------   -----   -------  --------     -----       -----   ------      -----
Fifth Third Michigan Municipal
  Money Market Fund (b)             296,912  $  296,915   $1.00       204  $    204     $1.00          NA       NA         NA
-----------------------------------------------------------------------------------------------------------------------------

(a) Before reorganization.
(b) After reorganization.
(c)The Fifth Third Prime Money Market Fund retained its investment objective and financial history after the reorganization.

(3) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

A. SECURITIES VALUATIONS--Investments of the Funds are valued at either amortized cost, which approximates market value, or at original cost, which combined with accrued interest approximates market value. Under the amortized cost method, discount or premium is accreted or amortized on a constant basis to the maturity of the security. Investments in other open-end investment companies are valued at net asset value.

B. REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management Inc. (the "Advisor") to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JULY 31, 2003
--------------------------------------------------------------------------------

each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

C. SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization or accretion of the premium or discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

D. EXPENSES--Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one series of the Trust are allocated among the respective series based upon relative net assets or another appropriate basis. In addition, investors in a certain Share class will pay the expenses directly attributable to that Share class.

E. DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income are declared daily and paid monthly and distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and from net realized gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses.

F. FEDERAL TAXES--It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The tax character of distributions paid during the fiscal year ended July 31, 2003 was as follows (Amounts in thousands):

                                                 DISTRIBUTIONS
                                                   PAID FROM
                                                 -------------
                                                                                                   TOTAL
                                                    ORDINARY   TOTAL TAXABLE    TAX EXEMPT     DISTRIBUTIONS
                                                     INCOME    DISTRIBUTIONS   DISTRIBUTIONS       PAID
                                                   ----------  -------------   -------------   -------------
Prime Money Market Fund                              $22,063      $22,063             --          $22,063
Institutional Money Market Fund                        6,684        6,684             --            6,684
Institutional Government Money Market Fund             6,032        6,032             --            6,032
Government Money Market Fund                           4,154        4,154             --            4,154
U.S. Treasury Money Market Fund                       14,125       14,125             --           14,125
Michigan Municipal Money Market Fund                      --           --         $2,357            2,357
Municipal Money Market Fund                               --           --          2,455            2,455

The tax character of distributions paid during the fiscal year ended July 31,
2002 was as follows (Amounts in thousands):
                                                 DISTRIBUTIONS
                                                   PAID FROM
                                                 -------------
                                                                                                   TOTAL
                                                    ORDINARY   TOTAL TAXABLE    TAX EXEMPT     DISTRIBUTIONS
                                                     INCOME    DISTRIBUTIONS   DISTRIBUTIONS       PAID
                                                   ----------  -------------   -------------   -------------
Prime Money Market Fund                              $36,224      $36,224             --          $36,224
Institutional Money Market Fund                        2,742        2,742             --            2,742
Institutional Government Money Market Fund            10,406       10,406             --           10,406
Government Money Market Fund                           9,462        9,462             --            9,462
U.S. Treasury Money Market Fund                       22,905       22,905             --           22,905
Michigan Municipal Money Market Fund                      --           --         $4,479            4,479
Municipal Money Market Fund                               --           --          4,057            4,057

FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                   JULY 31, 2003
--------------------------------------------------------------------------------

As of July 31, 2003, the components of accumulated earnings/(deficit) on a tax basis was as follows (Amounts in thousands):

                                                                                                            ACCUMULATED     TOTAL
                                                  UNDISTRIBUTED  UNDISTRIBUTED                              CAPITAL AND  ACCUMULATED
                                                   TAX EXEMPT      ORDINARY     ACCUMULATED  DISTRIBUTIONS     OTHER      EARNINGS/
                                                     INCOME         INCOME       EARNINGS       PAYABLE        LOSSES     (DEFICIT)
                                                  -------------  -------------  -----------  -------------  -----------  -----------
Prime Money Market Fund                                  --          $1,123        $1,123      ($1,068)           --       $  55
Institutional Money Market Fund                          --             674           674         (659)           --          15
Institutional Government Money Market Fund               --             414           414         (403)           --          11
Government Money Market Fund                             --             164           164         (156)         ($95)        (87)
U.S. Treasury Money Market Fund                          --             931           931         (931)         (185)       (185)
Michigan Municipal Money Market Fund                   $ 93              --            93          (97)           --          (4)
Municipal Money Market Fund                             118              --           118         (116)          (17)        (15)

As of July 31, 2003, the following Funds have net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations (Amounts in thousands):

                                                        EXPIRATION YEAR                       TOTAL
                                    --------------------------------------------------------- -----
                                     2005      2007      2008      2009      2010      2011
                                    ------    ------    ------    ------    ------    ------
Government Money Market Fund         $92         --      $  3        --       --        --     $ 95
U.S. Treasury Money Market Fund       --         --       126       $59       --        --      185
Municipal Money Market Fund           --        $ 2         7         3      $ 3       $ 1       16

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended July 31, 2003, the fund deferred to August 1, 2003 post October capital losses (Amounts in thousands):

                                                                         CAPITAL
                                                                          LOSSES
                                                                         -------
Municipal Money Market Fund                                                   $1

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--The Advisor receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets, as follows: 0.40% for the Prime Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, and Michigan Municipal Money Market Fund and 0.50% for the Municipal Money Market Fund.

ADMINISTRATIVE FEE--Fifth Third Bank ("Fifth Third") serves as the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operations including providing the Funds with certain administrative personnel and services necessary to operate the Funds. Under the terms of the administration agreement, Fifth Third's fees are computed as a percentage of the daily average net assets of the Trust for the period. Administration fees are computed at 0.20% of the first $1 billion of the average daily net assets of the Trust, 0.18% of the average daily net assets of the Trust between $1 billion and $2 billion, and 0.17% of more than $2 billion of the average daily net assets of the Trust. In addition, there shall be an annual fee of $10,000 per class in excess of four classes per Fund. Effective with the start of fiscal year 2003, any Fund that commences operations shall be subject to an annual minimum fee of $20,000. Pursuant to a separate agreement with Fifth Third, BISYS Fund Services Limited Partnership, a wholly owned subsidiary of The BISYS Group, Inc., performs sub-administrative services on behalf of the Funds including providing certain administrative personnel and services necessary to operate the Funds, for which it receives a fee from Fifth Third computed as a percentage of the average daily net assets of the Trust.

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Fifth Third Funds Distributor, Inc., a wholly owned subsidiary of The BISYS Group, Inc., serves as the Trust's principal distributor. Under the terms of the Plan, the Funds will compensate the principal

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JULY 31, 2003
--------------------------------------------------------------------------------

distributor from the net assets of the Funds' Class A Shares, Class B Shares, Class C Shares and Advisor Shares to finance activities intended to result in the sales of each Funds' shares. The Plan provides that the Funds may incur distribution services fees up to 0.25% of the average daily net assets for Class A Shares, up to 1.00% of the average daily net assets for Class B Shares, up to 0.75% of the average daily net assets for Class C Shares and up to 0.50% of the average daily net assets for Advisor Shares, annually, to compensate the distributor.

ADMINISTRATIVE SERVICES FEE--The Trust has adopted an Administrative Services Agreement with Fifth Third with respect to Class C Shares. Under the Plan, the Funds may make payments up to 0.25% of the average daily net assets for Class C Shares in exchange for certain administrative services for shareholders and for the maintenance of shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT, ACCOUNTING AND CUSTODY FEES--Fifth Third serves as transfer and dividend disbursing agent, maintains the Funds' accounting records and is the Funds' custodian for which it receives a fee based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses. Transfer Agent fees are computed at 0.0225% of the average daily net assets of each Funds' shares. In addition, there shall be an annual fee of $7,500 per additional class of shares per Fund. Accounting fees are computed at 0.02% of the average daily net assets of each Funds' shares up to $500 million, 0.015% of the average daily net assets of each Funds' shares between $500 million and $1 billion, and 0.01% of more than $1 billion of the average daily net assets of each Funds' shares. The minimum annual fee per Fund shall be $30,000. In addition, there shall be an annual fee of $10,000 per additional class of shares per Fund. Custody fees are computed at 0.01% of the average daily net assets of each Funds' shares up to $25 million, 0.0075% of the average daily net assets of each Funds' shares between $25 million and $100 million, 0.005% of the average daily net assets of each Funds' shares between $100 million and $200 million, and 0.0025% of more than $200 million of the average daily net assets of each Funds' shares plus transaction charges. Pursuant to a separate agreement with Fifth Third, BISYS Fund Services Ohio, Inc., a wholly owned subsidiary of The BISYS Group, Inc., performs sub-transfer and dividend disbursing agent services and sub-accounting services on behalf of the Funds, for which it receives a fee from Fifth Third computed as a percentage of the average daily net assets of each Fund.

Effective with the Reorganization of the Funds, Fifth Third has agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses.

                                                  INSTITUTIONAL  CLASS A    CLASS B     CLASS C     ADVISOR
                                                    SHARES *     SHARES *   SHARES **   SHARES **   SHARES **
                                                  -------------  --------   ---------   ---------   ---------
Prime Money Market Fund                               0.54%       0.79%       1.55%      1.54%       0.89%
Institutional Money Market Fund                       0.22%          NA          NA         NA          NA
Institutional Government Money Market Fund            0.40%          NA          NA         NA          NA
Michigan Municipal Money Market Fund                  0.54%       0.70%          NA         NA          NA

------------
*  Contractual waivers which remain in effect until November 30, 2003.
** Voluntary waivers which can be discontinued at any time.

Certain officers of the Trust are officers of the above companies, but are not paid any fees directly by the Trust for serving as officers of the Trust.

(5) CONCENTRATION OF CREDIT RISK

The Michigan Municipal Money Market Fund invests a substantial proportion of its assets in debt obligations issued by the State of Michigan, and their political subdivisions, agencies and public authorities. The Fund is more susceptible to factors adversely affecting issuers of Michigan municipal securities than a fund that is not concentrated in these issuers to the same extent.

                       This page intentionally left blank.

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR)



                                                                       NET REALIZED
                                           NET ASSET                  AND UNREALIZED       LESS        NET ASSET
                                             VALUE,          NET           GAINS/      DISTRIBUTIONS     VALUE,
                                           BEGINNING     INVESTMENT    (LOSSES) FROM         TO          END OF
                                           OF PERIOD       INCOME       INVESTMENTS    SHAREHOLDERS      PERIOD
===============================================================================================================
PRIME MONEY MARKET FUND INSTITUTIONAL
  SHARES
Year ended 7/31/99                             $1.00         0.05              --            (0.05)       $1.00
Year ended 7/31/00                             $1.00         0.05              --            (0.05)       $1.00
Year ended 7/31/01                             $1.00         0.05              --            (0.05)       $1.00
Year ended 7/31/02                             $1.00         0.02              --            (0.02)       $1.00
Year ended 7/31/03                             $1.00         0.01              --^           (0.01)       $1.00
===============================================================================================================
PRIME MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/99                             $1.00         0.04              --            (0.04)       $1.00
Year ended 7/31/00                             $1.00         0.05              --            (0.05)       $1.00
Year ended 7/31/01                             $1.00         0.05              --            (0.05)       $1.00
Year ended 7/31/02                             $1.00         0.02              --            (0.02)       $1.00
Year ended 7/31/03                             $1.00         0.01              --^           (0.01)       $1.00
===============================================================================================================
PRIME MONEY MARKET FUND CLASS B SHARES
10/11/00(b) to 7/31/01                         $1.00         0.03              --            (0.03)       $1.00
Year ended 7/31/02                             $1.00         0.01              --            (0.01)       $1.00
Year ended 7/31/03                             $1.00           --^             --^              --^       $1.00
===============================================================================================================
PRIME MONEY MARKET FUND CLASS C SHARES
5/5/02(b) to 7/31/02                           $1.00           --^             --               --^       $1.00
Year ended 7/31/03                             $1.00           --^             --^              --^       $1.00
===============================================================================================================
PRIME MONEY MARKET FUND ADVISOR SHARES
10/29/01(b) to 7/31/02                         $1.00         0.01              --            (0.01)       $1.00
Year ended 7/31/03                             $1.00         0.01              --^           (0.01)       $1.00
===============================================================================================================
INSTITUTIONAL MONEY MARKET FUND
  INSTITUTIONAL SHARES
4/11/00(b) to 12/31/00                         $1.00         0.05              --            (0.05)       $1.00
1/1/01 to 7/31/01(c)                           $1.00         0.03              --            (0.03)       $1.00
Year ended 7/31/02                             $1.00         0.02              --            (0.02)       $1.00
Year ended 7/31/03                             $1.00         0.01              --^           (0.01)       $1.00
===============================================================================================================
INSTITUTIONAL GOVERNMENT MONEY MARKET
  FUND INSTITUTIONAL SHARES
Year ended 12/31/98                            $1.00         0.05              --            (0.05)       $1.00
Year ended 12/31/99                            $1.00         0.05              --            (0.05)       $1.00
Year ended 12/31/00                            $1.00         0.06              --            (0.06)       $1.00
1/1/01 to  7/31/01(c)                          $1.00         0.03              --            (0.03)       $1.00
Year ended 7/31/02                             $1.00         0.02              --            (0.02)       $1.00
Year ended 7/31/03                             $1.00         0.01              --^           (0.01)       $1.00
===============================================================================================================
GOVERNMENT MONEY MARKET FUND
  INSTITUTIONAL SHARES
Year ended 7/31/99                             $1.00         0.05              --            (0.05)       $1.00
Year ended 7/31/00                             $1.00         0.05              --            (0.05)       $1.00
Year ended 7/31/01                             $1.00         0.05              --            (0.05)       $1.00
Year ended 7/31/02                             $1.00         0.02              --            (0.02)       $1.00
Year ended 7/31/03                             $1.00         0.01              --^           (0.01)       $1.00
===============================================================================================================
GOVERNMENT MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/99                             $1.00         0.04              --            (0.04)       $1.00
Year ended 7/31/00                             $1.00         0.05              --            (0.05)       $1.00
Year ended 7/31/01                             $1.00         0.05              --            (0.05)       $1.00
Year ended 7/31/02                             $1.00         0.02              --            (0.02)       $1.00
Year ended 7/31/03                             $1.00         0.01              --^           (0.01)       $1.00
===============================================================================================================


                        See notes to financial highlights

                                                               FIFTH THIRD FUNDS
                                                            FINANCIAL HIGHLIGHTS
           (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR)

                                                                       RATIOS/SUPPLEMENTAL DATA
                                                        --------------------------------------------------------
                                                                        RATIOS OF      RATIOS OF      RATIO OF
                                                            NET          EXPENSES         NET         EXPENSES
                                                          ASSETS,           TO         INVESTMENT        TO
                                                          END OF         AVERAGE         INCOME        AVERAGE
                                                TOTAL     PERIOD            NET        TO AVERAGE        NET
                                               RETURN    (000 'S)         ASSETS       NET ASSETS     ASSETS (a)
================================================================================================================
PRIME MONEY MARKET FUND INSTITUTIONAL
  SHARES
Year ended 7/31/99                              4.76%   $  348,366         0.52%          4.66%          0.63%
Year ended 7/31/00                              5.53%   $  508,414         0.52%          5.44%          0.62%
Year ended 7/31/01                              5.41%   $  802,176         0.53%          5.11%          0.63%
Year ended 7/31/02                              2.02%   $1,732,204         0.55%          1.86%          0.65%
Year ended 7/31/03                              1.02%   $1,565,589         0.54%          1.02%          0.65%
================================================================================================================
PRIME MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/99                              4.53%   $   75,024         0.75%          4.39%          0.88%
Year ended 7/31/00                              5.27%   $  215,082         0.77%          5.29%          0.87%
Year ended 7/31/01                              5.14%   $  356,091         0.78%          4.86%          0.88%
Year ended 7/31/02                              1.77%   $  447,556         0.80%          1.71%          0.89%
Year ended 7/31/03                              0.76%   $  436,687         0.79%          0.77%          0.90%
================================================================================================================
PRIME MONEY MARKET FUND CLASS B SHARES
10/11/00(b) to 7/31/01                          3.10%*  $    1,021         1.53%**        3.63%**        1.63%**
Year ended 7/31/02                              1.00%   $    1,893         1.55%          0.91%          1.64%
Year ended 7/31/03                              0.32%   $    2,426         1.22%          0.33%          1.65%
================================================================================================================
PRIME MONEY MARKET FUND CLASS C SHARES
5/5/02(b) to 7/31/02                            0.19%*  $       60         1.54%**        0.48%**        1.71%**
Year ended 7/31/03                              0.32%   $      154         1.14%          0.32%          1.65%
================================================================================================================
PRIME MONEY MARKET FUND ADVISOR SHARES
10/29/01(b) to 7/31/02                          1.02%*  $        2         0.89%**        1.23%**        0.96%**
Year ended 7/31/03                              0.53%   $       62         1.02%          0.46%          1.15%
================================================================================================================
INSTITUTIONAL MONEY MARKET FUND
  INSTITUTIONAL SHARES
4/11/00(b) to 12/31/00                          4.71%*  $   47,944         0.22%**        6.39%**        0.74%**
1/1/01 to 7/31/01(c)                            2.84%*  $   71,778         0.22%**        4.78%**        0.68%**
Year ended 7/31/02                              2.31%   $  189,530         0.22%          2.11%          0.65%
Year ended 7/31/03                              1.35%   $  766,023         0.22%          1.24%          0.65%
================================================================================================================
INSTITUTIONAL GOVERNMENT MONEY MARKET
  FUND INSTITUTIONAL SHARES
Year ended 12/31/98                             5.17%   $  166,922         0.38%          5.03%          0.69%
Year ended 12/31/99                             4.81%   $  215,401         0.37%          4.73%          0.65%
Year ended 12/31/00                             6.03%   $  309,711         0.39%          5.92%          0.63%
1/1/01 to  7/31/01(c)                           2.71%*  $  410,278         0.40%**        4.56%*         0.63%**
Year ended 7/31/02                              2.05%   $  425,092         0.41%          2.03%          0.64%
Year ended 7/31/03                              1.07%   $  616,999         0.40%          1.04%          0.65%
================================================================================================================
GOVERNMENT MONEY MARKET FUND
  INSTITUTIONAL SHARES
Year ended 7/31/99                              4.60%   $  252,987         0.56%          4.52%          0.67%
Year ended 7/31/00                              5.31%   $  211,790         0.57%          5.17%          0.64%
Year ended 7/31/01                              5.23%   $  238,816         0.55%          5.12%          0.60%
Year ended 7/31/02                              1.79%   $  279,059         0.65%          1.75%          0.69%
Year ended 7/31/03                              0.92%   $  275,107         0.61%          0.84%          0.66%
================================================================================================================
GOVERNMENT MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/99                              4.41%   $  381,105         0.75%          4.26%          0.92%
Year ended 7/31/00                              5.10%   $  264,393         0.77%          4.93%          0.89%
Year ended 7/31/01                              5.02%   $  248,064         0.75%          4.92%          0.85%
Year ended 7/31/02                              1.58%   $  270,062         0.85%          1.57%          0.94%
Year ended 7/31/03                              0.71%   $  177,390         0.81%          0.66%          0.91%
================================================================================================================

                        See notes to financial highlights

                                  34-35 SPREAD

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR)

                                                                     NET REALIZED
                                           NET ASSET               AND UNREALIZED             LESS    NET ASSET
                                              VALUE,          NET          GAINS/    DISTRIBUTIONS       VALUE,
                                           BEGINNING   INVESTMENT   (LOSSES) FROM               TO       END OF
                                           OF PERIOD       INCOME     INVESTMENTS     SHAREHOLDERS       PERIOD
===============================================================================================================
U.S. TREASURY MONEY MARKET FUND
  INSTITUTIONAL SHARES
Year ended 7/31/99                             $1.00         0.05              --            (0.05)       $1.00
Year ended 7/31/00                             $1.00         0.06              --            (0.06)       $1.00
Year ended 7/31/01                             $1.00         0.05              --            (0.05)       $1.00
Year ended 7/31/02                             $1.00         0.02              --            (0.02)       $1.00
Year ended 7/31/03                             $1.00         0.01              --^           (0.01)       $1.00
===============================================================================================================
MICHIGAN MUNICIPAL MONEY MARKET FUND
  INSTITUTIONAL SHARES
Year ended 12/31/98                            $1.00         0.03              --            (0.03)       $1.00
Year ended 12/31/99                            $1.00         0.03              --            (0.03)       $1.00
Year ended 12/31/00                            $1.00         0.04              --            (0.04)       $1.00
1/1/01 to 7/31/01(b)                           $1.00         0.02              --            (0.02)       $1.00
Year ended 7/31/02                             $1.00         0.01              --            (0.01)       $1.00
Year ended 7/31/03                             $1.00         0.01              --            (0.01)       $1.00
===============================================================================================================
MICHIGAN MUNICIPAL MONEY MARKET FUND
  CLASS A SHARES
Year ended 12/31/98                            $1.00         0.03              --            (0.03)       $1.00
Year ended 12/31/99                            $1.00         0.03              --            (0.03)       $1.00
Year ended 12/31/00                            $1.00         0.04              --            (0.04)       $1.00
1/1/01 to 7/31/01(b)                           $1.00         0.02              --            (0.02)       $1.00
Year ended 7/31/02                             $1.00         0.01              --            (0.01)       $1.00
Year ended 7/31/03                             $1.00         0.01              --            (0.01)       $1.00
===============================================================================================================
MUNICIPAL MONEY MARKET FUND
  INSTITUTIONAL SHARES
9/21/98(b) to 9/30/98                          $1.00           --^             --               --^       $1.00
10/1/98(d) to 7/31/99                          $1.00         0.03              --            (0.03)       $1.00
Year ended 7/31/00                             $1.00         0.04              --            (0.04)       $1.00
Year ended 7/31/01                             $1.00         0.03              --            (0.03)       $1.00
Year ended 7/31/02                             $1.00         0.01              --            (0.01)       $1.00
Year ended 7/31/03                             $1.00         0.01              --^           (0.01)       $1.00
===============================================================================================================
MUNICIPAL MONEY MARKET FUND
  CLASS A SHARES (e)
Year ended 9/30/98                             $1.00         0.03              --            (0.03)       $1.00
10/1/98(d) to 7/31/99                          $1.00         0.03              --            (0.03)       $1.00
Year ended 7/31/00                             $1.00         0.03              --            (0.03)       $1.00
Year ended 7/31/01                             $1.00         0.03              --            (0.03)       $1.00
Year ended 7/31/02                             $1.00         0.01              --            (0.01)       $1.00
Year ended 7/31/03                             $1.00         0.01              --^           (0.01)       $1.00
===============================================================================================================

                        See notes to financial highlights


                                                               FIFTH THIRD FUNDS
                                                            FINANCIAL HIGHLIGHTS
           (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR)

                                                                       RATIOS/SUPPLEMENTAL DATA
                                                        -------------------------------------------------------
                                                                        RATIOS OF     RATIOS OF      RATIO OF
                                                             NET         EXPENSES         NET        EXPENSES
                                                           ASSETS,          TO        INVESTMENT        TO
                                                           END OF         AVERAGE       INCOME        AVERAGE
                                                TOTAL      PERIOD           NET       TO AVERAGE        NET
                                               RETURN     (000 'S)        ASSETS      NET ASSETS     ASSETS (a)
================================================================================================================
U.S. TREASURY MONEY MARKET FUND
  INSTITUTIONAL SHARES
Year ended 7/31/99                              4.68%   $  856,286         0.38%          4.57%          0.62%
Year ended 7/31/00                              5.40%   $  871,657         0.38%          5.26%          0.62%
Year ended 7/31/01                              5.30%   $1,058,407         0.39%          5.08%          0.64%
Year ended 7/31/02                              1.92%   $1,143,352         0.41%          1.88%          0.64%
Year ended 7/31/03                              1.02%   $1,644,905         0.40%          0.98%          0.65%
================================================================================================================
MICHIGAN MUNICIPAL MONEY MARKET FUND
  INSTITUTIONAL SHARES
Year ended 12/31/98                             3.06%   $  323,272         0.54%          3.00%          0.64%
Year ended 12/31/99                             2.86%   $  292,619         0.53%          2.82%          0.63%
Year ended 12/31/00                             3.73%   $  295,219         0.53%          3.67%          0.62%
1/1/01 to 7/31/01(b)                            1.71%*  $  317,543         0.54%**        2.93%**        0.63%**
Year ended 7/31/02                              1.41%   $  292,618         0.54%          1.41%          0.65%
Year ended 7/31/03                              0.88%   $  247,805         0.54%          0.88%          0.67%
================================================================================================================
MICHIGAN MUNICIPAL MONEY MARKET FUND
  CLASS A SHARES
Year ended 12/31/98                             3.06%   $      346         0.54%          3.02%          0.64%
Year ended 12/31/99                             2.86%   $      658         0.53%          2.82%          0.63%
Year ended 12/31/00                             3.70%   $      160         0.54%          3.44%          0.63%
1/1/01 to 7/31/01(b)                            1.57%*  $      215         0.79%**        2.67%**        0.88%**
Year ended 7/31/02                              1.25%   $      177         0.70%          1.26%          0.91%
Year ended 7/31/03                              0.78%   $       19         0.64%          0.90%          0.92%
================================================================================================================
MUNICIPAL MONEY MARKET FUND
  INSTITUTIONAL SHARES
9/21/98(b) to 9/30/98                           2.74%*  $    7,953         0.63%*         3.09%**        0.63%**
10/1/98(d) to 7/31/99                           2.24%*  $   17,682         0.61%*         2.66%**        0.94%**
Year ended 7/31/00                              3.46%   $  100,995         0.31%          3.51%          0.83%
Year ended 7/31/01                              3.44%   $  190,268         0.29%          3.33%          0.74%
Year ended 7/31/02                              1.45%   $  249,280         0.34%          1.43%          0.77%
Year ended 7/31/03                              0.91%   $  199,439         0.42%          0.92%          0.78%
================================================================================================================
MUNICIPAL MONEY MARKET FUND
  CLASS A SHARES (E)
Year ended 9/30/98                              2.74%   $   44,494         0.71%          2.88%          0.71%
10/1/98(d) to 7/31/99                           2.18%*  $   26,715         0.75%**        2.60%**        1.19%**
Year ended 7/31/00                              3.40%   $   29,693         0.38%          3.33%          1.08%
Year ended 7/31/01                              3.37%   $   40,981         0.36%          3.26%          0.99%
Year ended 7/31/02                              1.38%   $   42,004         0.41%          1.35%          1.02%
Year ended 7/31/03                              0.80%   $   53,079         0.52%          0.80%          1.03%
================================================================================================================


NOTES TO FINANCIAL HIGHLIGHTS
(a)  During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.
(b)  Reflects date of commencement of operations.
(c)  The Fund changed its fiscal year to July 31 from December 31.
(d)  Reflects operations for the period from October 1, 1998 through July 31,
     1999.
(e)  Information for the period prior to September 21, 1998 is for the Tax
     Exempt Money Market Fund, the predecessor fund of the Fifth Third Municipal
     Money Market Fund.
*    Not annualized.
**   Annualized.
^    Amount less than $0.005.


                        See notes to financial statements

                                  36-37 SPREAD

                                                  REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders and Trustees
of Fifth Third Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fifth Third Prime Money Market Fund, Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund, Fifth Third Government Money Market Fund, Fifth Third U.S. Treasury Money Market Fund, Fifth Third Michigan Municipal Money Market Fund and Fifth Third Municipal Money Market Fund (separate portfolios constituting Fifth Third Funds, hereafter referred to as the "Funds") at July 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation and examination of securities at July 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Fifth Third Prime Money Market Fund, Fifth Third Government Money Market Fund, Fifth Third U.S. Treasury Money Market Fund and Fifth Third Municipal Money Market Fund for the periods ended July 31, 2001 and prior were audited by other independent auditors who have ceased operations. Those independent auditors expressed an unqualified opinion on those statements in their report dated September 7, 2001. The financial highlights of the Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third Michigan Municipal Money Market Fund for the periods ended July 31, 2001 and prior were audited by other independent auditors who have ceased operations. Those independent auditors expressed an unqualified opinion on those statements in their report dated September 4, 2001.




PricewaterhouseCoopers LLP
Columbus, Ohio
September 16, 2003

                                                               FIFTH THIRD FUNDS
                                            SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

                         FIFTH THIRD FUNDS MANAGEMENT *


The Trustees and Officers of the Funds, their ages, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035

                                                INDEPENDENT TRUSTEES

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                          POSITION(S)      TERM OF                                          IN FUND
                             HELD        OFFICE AND                                         COMPLEX         OTHER
         NAME              WITH THE       LENGTH OF       PRINCIPAL OCCUPATION(S)         OVERSEEN BY   DIRECTORSHIPS
        AND AGE              FUNDS       TIME SERVED      DURING THE PAST 5 YEARS           TRUSTEE    HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
David J. Durham             Trustee      Indefinite,     President and Chief                  37           None
Birthdate: 5/10/1945                     June 2001-      Executive Officer of Clipper
                                           Present       Products, Inc., a wholesale
                                                         distributor, 1997-Present.


J. Joseph Hale Jr.          Trustee      Indefinite,     President, Cinergy Foundation,       37           None
Birthdate: 9/11/1949                        March        November 2001-Present; President,
                                        2001-Present     Cinergy Corp., Cincinnati Gas &
                                                         Electric Co., The Union Light Heat
                                                         & Power Co., November 2000-
                                                         October 2001; Vice President,
                                                         Corporate Communications,
                                                         August 1996-June 2000.

John E. Jaymont             Trustee      Indefinite,     AVP, PIANKO, Feb. 2002-              37      Printing
Birthdate: 12/5/1944                       October       Present; Business                            Industries of
                                        2001- Present    Management consultant, April                 America-Web Offset
                                                         2000-February 2002; President,               Assoc., Director &
                                                         Metroweb Corp. (publications                 Master Printers of
                                                         printing) 1997-2000.                         America, Director.
                                                  INTERESTED TRUSTEE
Edward Burke Carey**    Chairman-Board   Indefinite,     President of Carey Realty            37      The Foundation
Birthdate 7/2/1945        of Trustees      January       Investments, Inc.                            of the Catholic
                                        1989-Present                                                  Diocese of
                                                                                                      Columbus-Trustee
                                                                                                      Ohio and Kentucky
                                                                                                      Chapters of the
                                                                                                      Counselors of Real
                                                                                                      Estate-Trustee,
                                                                                                      Chairman.

------------
* Additional disclosures can be found in the Statement of Additional Information, which can be obtained by calling 1-800-282-5706.
** Mr. Carey is treated by the Funds as an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Funds and the Investment Advisor. Mr. Carey is an "interested person" because of his business transactions with Fifth Third Bank and its affiliates. Mr. Carey's wife owns shares of Fifth Third Bank.

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

                                                 OFFICERS
                                                                  TERM OF
                                 POSITION(S)                    OFFICE AND
                                    HELD                         LENGTH OF
       NAME                       WITH THE                         TIME               PRINCIPAL OCCUPATION(S)
      AND AGE                       FUNDS                         SERVED              DURING THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
C. David Bunstine                 President                     Indefinite,         Employee of BISYS Fund
Birthdate: 7/30/65                                                 March            Services Limited Partnership
                                                               2003-Present         since December 1987.

Russell D. Ungerman            Vice President                   Indefinite,         Trust Officer of Fifth Third Bank,
Birthdate: 2/9/1971                                              September          1998-Present; Trust Officer of
                                                               2002-Present         Wilmington Trust Co., 1994-1998.

Rodney L. Ruehle                    Vice                        Indefinite,         Employee of BISYS Fund
Birthdate: 4/26/1968            President and                    September          Services Limited Partnership
                                  Secretary                    2001-Present         since August 1995.

Adam S. Ness                      Treasurer                     Indefinite,         Employee of BISYS Fund
Birthdate: 10/14/1972                                            September          Services Limited Partnership
                                                               2001-Present         since June 1998.

Warren Leslie                Assistant Secretary                Indefinite,         Employee of BISYS Fund Services
Birthdate: 2/13/1962       and Assistant Treasurer               September          Limited Partnership since May 1995.
                                                               2001-Present

ADDRESSES
------------------------------------------------------------------------------------------
Fifth Third Funds                                  Fifth Third Funds
Money Market Mutual Funds                          3435 Stelzer Road
                                                   Columbus, Ohio 43219
------------------------------------------------------------------------------------------

Investment Advisor                                 Fifth Third Asset Management Inc.
                                                   38 Fountain Square Plaza
                                                   Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------

Distributor                                        Fifth Third Funds Distributor, Inc.
                                                   3435 Stelzer Road
                                                   Columbus, Ohio 43219
------------------------------------------------------------------------------------------

Administrator, Transfer and Dividend Disbursing    Fifth Third Bank
  Agent, Accountant and Custodian                  38 Fountain Square Plaza
                                                   Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------

Sub-Administrator                                  BISYS Fund Services Limited Partnership
                                                   3435 Stelzer Road
                                                   Columbus, Ohio 43219
------------------------------------------------------------------------------------------

Sub-Transfer and Dividend Disbursing Agent         BISYS Fund Services Ohio, Inc.
  and Sub-Accountant                               3435 Stelzer Road
                                                   Columbus, Ohio 43219
------------------------------------------------------------------------------------------

Independent Auditors                               PricewaterhouseCoopers LLP
                                                   100 East Broad Street
                                                   Suite 2100
                                                   Columbus, Ohio 43215
------------------------------------------------------------------------------------------

Logo: Fifth Third Funds




9/03

                                                                       AR-MMF-03

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     AS OF THE END OF THE PERIOD COVERED BY THIS REPORT, JULY 31, 2003, FIFTH THIRD FUNDS (THE "TRUST") HAD NOT ADOPTED A CODE OF ETHICS THAT APPLIES TO THE TRUST'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE TRUST OR A THIRD PARTY. SUBSEQUENTLY, AT A SPECIAL BOARD MEETING HELD ON AUGUST 12, 2003 (THE "SPECIAL BOARD MEETING"), THE BOARD

     OF TRUSTEES OF THE TRUST (THE "BOARD") UNANIMOUSLY APPROVED AND ADOPTED A "CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS".


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                    (i) Has at least one audit committee financial expert serving on its audit committee; or

                    (ii) Does not have an audit committee financial expert
                         serving on its audit committee.

               (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                    (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

              (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

     AS OF THE END OF THE PERIOD COVERED BY THIS REPORT, JULY 31, 2003, THE TRUST DID NOT HAVE AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE. SUBSEQUENTLY, AT THE SPECIAL BOARD MEETING, THE BOARD APPOINTED DAVID J. GRUBER AS TRUSTEE OF THE TRUST, EFFECTIVE UPON ELECTION BY SHAREHOLDERS (SUCH SHAREHOLDER MEETING TO BE HELD ON OR ABOUT NOVEMBER 6,
     2003). THE BOARD ALSO DETERMINED THAT MR. GRUBER (I) IS AN "AUDIT COMMITTEE FINANCIAL EXPERT" AND (II) IS NOT AN "INTERESTED PERSON" OF THE TRUST AS DEFINED IN SECTION 2(A)(19) OF THE INVESTMENT COMPANY ACT OF 1940.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. NOT APPLICABLE.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

IN THE OPINION OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER, BASED ON THEIR EVALUATION, THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE (I) THAT MATERIAL INFORMATION RELATING TO THE REGISTRANT, INCLUDING ITS CONSOLIDATED SUBSIDIARIES, IS MADE KNOWN TO THEM BY OTHERS WITHIN THOSE ENTITIES, PARTICULARLY DURING THE PERIOD IN WHICH THIS REPORT IS BEING PREPARED; AND (II) THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 10. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. CODE OF ETHICS IS ATTACHED HERETO.


         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Fifth Third Funds
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Adam S. Ness               Adam S. Ness, Treasurer
                          ------------------------------------------------------

Date October 8, 2003
     -------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ C. David Bunstine     C. David Bunstine, President
                          ------------------------------------------------------

Date October 8, 2003
     -------------------------------------------

By (Signature and Title)*  /s/ Adam S. Ness              Adam S. Ness, Treasurer
                           -----------------------------------------------------

Date October 8, 2003
     -------------------------------------------


* Print the name and title of each signing officer under his or her signature.